UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

• PIMCO All Asset Portfolio Administrative Class

• PIMCO All Asset Portfolio Advisor Class

• PIMCO All Asset Portfolio Class M

• PIMCO All Asset Portfolio Institutional Class

• PIMCO Balanced Allocation Portfolio Administrative Class

• PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class

• PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class

• PIMCO CommodityRealReturn® Strategy Portfolio Class M

• PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class

• PIMCO Dynamic Bond Portfolio Administrative Class

• PIMCO Dynamic Bond Portfolio Advisor Class

• PIMCO Dynamic Bond Portfolio Class M

• PIMCO Dynamic Bond Portfolio Institutional Class

• PIMCO Emerging Markets Bond Portfolio Administrative Class

• PIMCO Emerging Markets Bond Portfolio Advisor Class

• PIMCO Emerging Markets Bond Portfolio Class M

• PIMCO Emerging Markets Bond Portfolio Institutional Class

• PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class

• PIMCO Global Bond Opportunities Portfolio (Unhedged) Advisor Class

• PIMCO Global Bond Opportunities Portfolio (Unhedged) Institutional Class

• PIMCO Global Core Bond (Hedged) Portfolio Administrative Class

• PIMCO Global Diversified Allocation Portfolio Administrative Class

• PIMCO Global Diversified Allocation Portfolio Advisor Class

• PIMCO Global Managed Asset Allocation Portfolio Administrative Class

• PIMCO Global Managed Asset Allocation Portfolio Advisor Class

• PIMCO Global Managed Asset Allocation Portfolio Institutional Class

• PIMCO High Yield Portfolio Administrative Class

• PIMCO High Yield Portfolio Advisor Class

• PIMCO High Yield Portfolio Institutional Class

• PIMCO Income Portfolio Administrative Class

• PIMCO Income Portfolio Advisor Class

• PIMCO Income Portfolio Institutional Class

• PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class

• PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class

• PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Institutional Class

• PIMCO Long-Term U.S. Government Portfolio Administrative Class

• PIMCO Long-Term U.S. Government Portfolio Advisor Class

• PIMCO Long-Term U.S. Government Portfolio Institutional Class

• PIMCO Low Duration Portfolio Administrative Class

• PIMCO Low Duration Portfolio Advisor Class

• PIMCO Low Duration Portfolio Institutional Class

• PIMCO Real Return Portfolio Administrative Class

• PIMCO Real Return Portfolio Advisor Class

• PIMCO Real Return Portfolio Institutional Class

• PIMCO Short-Term Portfolio Administrative Class

• PIMCO Short-Term Portfolio Advisor Class

• PIMCO Short-Term Portfolio Institutional Class

• PIMCO Total Return Portfolio Administrative Class

• PIMCO Total Return Portfolio Advisor Class

• PIMCO Total Return Portfolio Institutional Class

(b)	Not applicable to the Registrant.

Administrative Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$205,195
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	14.7%
PIMCO Emerging Markets Local Currency and Bond Fund	9.1%
PIMCO Total Return Fund	7.4%
PIMCO Low Duration Fund	5.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.8%
PIMCO TRENDS Fund	3.7%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0328TSRSAR_063026

Advisor Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$205,195
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	14.7%
PIMCO Emerging Markets Local Currency and Bond Fund	9.1%
PIMCO Total Return Fund	7.4%
PIMCO Low Duration Fund	5.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.8%
PIMCO TRENDS Fund	3.7%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1854TSRSAR_063026

Institutional Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$205,195
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	14.7%
PIMCO Emerging Markets Local Currency and Bond Fund	9.1%
PIMCO Total Return Fund	7.4%
PIMCO Low Duration Fund	5.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.8%
PIMCO TRENDS Fund	3.7%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1875TSRSAR_063026

Class M

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$205,195
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	14.7%
PIMCO Emerging Markets Local Currency and Bond Fund	9.1%
PIMCO Total Return Fund	7.4%
PIMCO Low Duration Fund	5.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.8%
PIMCO TRENDS Fund	3.7%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1855TSRSAR_063026

Administrative Class

PIMCO Balanced Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$138,604
# of Portfolio Holdings	138
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	11.7%
U.S. Government Agencies	7.9%
Corporate Bonds & Notes	3.9%
Asset-Backed Securities	1.2%
Sovereign Issues	0.3%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	41.1%
Affiliated Investments	33.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Balanced Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2055TSRSAR_063026

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$207,633
# of Portfolio Holdings	1,074
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$453
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.3%
Brazil	6.9%
United States	6.4%
Turkey	5.6%
Indonesia	3.9%
United Arab Emirates	3.5%
Argentina	3.5%
Luxembourg	3.0%
Peru	3.0%
Cayman Islands	2.9%
Chile	2.6%
Other Countries	48.4%
Short-Term Instruments	2.0%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0333TSRSAR_063026

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$61	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$207,633
# of Portfolio Holdings	1,074
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$453
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.3%
Brazil	6.9%
United States	6.4%
Turkey	5.6%
Indonesia	3.9%
United Arab Emirates	3.5%
Argentina	3.5%
Luxembourg	3.0%
Peru	3.0%
Cayman Islands	2.9%
Chile	2.6%
Other Countries	48.4%
Short-Term Instruments	2.0%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1880TSRSAR_063026

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$207,633
# of Portfolio Holdings	1,074
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$453
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.3%
Brazil	6.9%
United States	6.4%
Turkey	5.6%
Indonesia	3.9%
United Arab Emirates	3.5%
Argentina	3.5%
Luxembourg	3.0%
Peru	3.0%
Cayman Islands	2.9%
Chile	2.6%
Other Countries	48.4%
Short-Term Instruments	2.0%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2051TSRSAR_063026

Class M

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$71	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$207,633
# of Portfolio Holdings	1,074
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$453
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.3%
Brazil	6.9%
United States	6.4%
Turkey	5.6%
Indonesia	3.9%
United Arab Emirates	3.5%
Argentina	3.5%
Luxembourg	3.0%
Peru	3.0%
Cayman Islands	2.9%
Chile	2.6%
Other Countries	48.4%
Short-Term Instruments	2.0%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2106TSRSAR_063026

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$58	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$75,592
# of Portfolio Holdings	1,021
Portfolio Turnover Rate	315%
Total Net Advisory Fees Paid During the Reporting Period	$93
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	80.2%
United Kingdom	7.7%
Japan	5.3%
France	5.1%
Australia	5.1%
China	4.5%
Canada	4.4%
Spain	3.1%
Brazil	2.7%
Italy	2.5%
Other Countries	24.8%
Short-Term Instruments	1.8%
Affiliated Investments	2.7%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2005TSRSAR_063026

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$153,846
# of Portfolio Holdings	19
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	95.4%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	4.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.0%
PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged)	10.1%
PIMCO Stocks PLUS Bond Alpha Fund	5.0%
PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged)	5.0%
PIMCO Real Return Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO Income Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2061TSRSAR_063026

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$153,846
# of Portfolio Holdings	19
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	95.4%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	4.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.0%
PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged)	10.1%
PIMCO Stocks PLUS Bond Alpha Fund	5.0%
PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged)	5.0%
PIMCO Real Return Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO Income Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2082TSRSAR_063026

Administrative Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$450,909
# of Portfolio Holdings	555
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$565
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	82.3%
Loan Participations and Assignments	4.3%
U.S. Treasury Obligations	3.0%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	7.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0337TSRSAR_063026

Advisor Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$450,909
# of Portfolio Holdings	555
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$565
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	82.3%
Loan Participations and Assignments	4.3%
U.S. Treasury Obligations	3.0%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	7.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1878TSRSAR_063026

Institutional Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$450,909
# of Portfolio Holdings	555
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$565
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	82.3%
Loan Participations and Assignments	4.3%
U.S. Treasury Obligations	3.0%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	7.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0548TSRSAR_063026

Administrative Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,083,710
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$1,275
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	57.7%
Asset-Backed Securities	38.0%
Non-Agency Mortgage-Backed Securities	18.0%
Sovereign Issues	13.1%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	12.4%
Loan Participations and Assignments	1.2%
Common Stocks	0.2%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2164TSRSAR_063026

Advisor Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,083,710
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$1,275
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	57.7%
Asset-Backed Securities	38.0%
Non-Agency Mortgage-Backed Securities	18.0%
Sovereign Issues	13.1%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	12.4%
Loan Participations and Assignments	1.2%
Common Stocks	0.2%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2166TSRSAR_063026

Institutional Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,083,710
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$1,275
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	57.7%
Asset-Backed Securities	38.0%
Non-Agency Mortgage-Backed Securities	18.0%
Sovereign Issues	13.1%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	12.4%
Loan Participations and Assignments	1.2%
Common Stocks	0.2%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2165TSRSAR_063026

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$128	2.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$436,309
# of Portfolio Holdings	357
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$493
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	137.6%
U.S. Government Agencies	19.6%
Non-Agency Mortgage-Backed Securities	4.8%
Asset-Backed Securities	1.1%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(64.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0341TSRSAR_063026

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$132	2.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$436,309
# of Portfolio Holdings	357
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$493
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	137.6%
U.S. Government Agencies	19.6%
Non-Agency Mortgage-Backed Securities	4.8%
Asset-Backed Securities	1.1%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(64.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1957TSRSAR_063026

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	2.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$436,309
# of Portfolio Holdings	357
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$493
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	137.6%
U.S. Government Agencies	19.6%
Non-Agency Mortgage-Backed Securities	4.8%
Asset-Backed Securities	1.1%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(64.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0596TSRSAR_063026

Administrative Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$33	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,280,346
# of Portfolio Holdings	1,041
Portfolio Turnover Rate	208%
Total Net Advisory Fees Paid During the Reporting Period	$1,609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.0%
Corporate Bonds & Notes	20.3%
Asset-Backed Securities	6.9%
Non-Agency Mortgage-Backed Securities	4.5%
Sovereign Issues	4.1%
U.S. Treasury Obligations	1.6%
Short-Term Instruments	28.0%
Affiliated Investments	14.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(18.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0340TSRSAR_063026

Advisor Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$38	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,280,346
# of Portfolio Holdings	1,041
Portfolio Turnover Rate	208%
Total Net Advisory Fees Paid During the Reporting Period	$1,609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.0%
Corporate Bonds & Notes	20.3%
Asset-Backed Securities	6.9%
Non-Agency Mortgage-Backed Securities	4.5%
Sovereign Issues	4.1%
U.S. Treasury Obligations	1.6%
Short-Term Instruments	28.0%
Affiliated Investments	14.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(18.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1879TSRSAR_063026

Institutional Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,280,346
# of Portfolio Holdings	1,041
Portfolio Turnover Rate	208%
Total Net Advisory Fees Paid During the Reporting Period	$1,609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.0%
Corporate Bonds & Notes	20.3%
Asset-Backed Securities	6.9%
Non-Agency Mortgage-Backed Securities	4.5%
Sovereign Issues	4.1%
U.S. Treasury Obligations	1.6%
Short-Term Instruments	28.0%
Affiliated Investments	14.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(18.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0599TSRSAR_063026

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$204	3.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$464,843
# of Portfolio Holdings	828
Portfolio Turnover Rate	81%
Total Net Advisory Fees Paid During the Reporting Period	$1,186
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	115.8%
U.S. Government Agencies	17.6%
Sovereign Issues	10.6%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	44.8%
Affiliated Investments	0.1%
Financial Derivative Instruments	(4.3%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1850TSRSAR_063026

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$209	3.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$464,843
# of Portfolio Holdings	828
Portfolio Turnover Rate	81%
Total Net Advisory Fees Paid During the Reporting Period	$1,186
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	115.8%
U.S. Government Agencies	17.6%
Sovereign Issues	10.6%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	44.8%
Affiliated Investments	0.1%
Financial Derivative Instruments	(4.3%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1838TSRSAR_063026

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$196	3.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$464,843
# of Portfolio Holdings	828
Portfolio Turnover Rate	81%
Total Net Advisory Fees Paid During the Reporting Period	$1,186
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	115.8%
U.S. Government Agencies	17.6%
Sovereign Issues	10.6%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	44.8%
Affiliated Investments	0.1%
Financial Derivative Instruments	(4.3%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2050TSRSAR_063026

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$220	4.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$464,843
# of Portfolio Holdings	828
Portfolio Turnover Rate	81%
Total Net Advisory Fees Paid During the Reporting Period	$1,186
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	115.8%
U.S. Government Agencies	17.6%
Sovereign Issues	10.6%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	44.8%
Affiliated Investments	0.1%
Financial Derivative Instruments	(4.3%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2105TSRSAR_063026

Administrative Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$50	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$91,113
# of Portfolio Holdings	779
Portfolio Turnover Rate	394%
Total Net Advisory Fees Paid During the Reporting Period	$245
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	55.5%
Sovereign Issues	21.4%
Corporate Bonds & Notes	19.5%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	8.6%
Non-Agency Mortgage-Backed Securities	5.3%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	21.3%
Affiliated Investments	16.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(60.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2008TSRSAR_063026

Advisor Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$55	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$91,113
# of Portfolio Holdings	779
Portfolio Turnover Rate	394%
Total Net Advisory Fees Paid During the Reporting Period	$245
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	55.5%
Sovereign Issues	21.4%
Corporate Bonds & Notes	19.5%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	8.6%
Non-Agency Mortgage-Backed Securities	5.3%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	21.3%
Affiliated Investments	16.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(60.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2009TSRSAR_063026

Institutional Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$91,113
# of Portfolio Holdings	779
Portfolio Turnover Rate	394%
Total Net Advisory Fees Paid During the Reporting Period	$245
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	55.5%
Sovereign Issues	21.4%
Corporate Bonds & Notes	19.5%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	8.6%
Non-Agency Mortgage-Backed Securities	5.3%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	21.3%
Affiliated Investments	16.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(60.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2007TSRSAR_063026

Class M

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$65	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$91,113
# of Portfolio Holdings	779
Portfolio Turnover Rate	394%
Total Net Advisory Fees Paid During the Reporting Period	$245
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	55.5%
Sovereign Issues	21.4%
Corporate Bonds & Notes	19.5%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	8.6%
Non-Agency Mortgage-Backed Securities	5.3%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	21.3%
Affiliated Investments	16.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(60.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2102TSRSAR_063026

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$55	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$135,837
# of Portfolio Holdings	1,110
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$168
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	88.3%
United Kingdom	7.3%
France	6.3%
Japan	5.0%
Spain	4.1%
Australia	3.7%
Ireland	3.4%
South Africa	2.8%
Colombia	2.5%
Other Countries	18.7%
Short-Term Instruments	4.5%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0336TSRSAR_063026

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$135,837
# of Portfolio Holdings	1,110
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$168
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	88.3%
United Kingdom	7.3%
France	6.3%
Japan	5.0%
Spain	4.1%
Australia	3.7%
Ireland	3.4%
South Africa	2.8%
Colombia	2.5%
Other Countries	18.7%
Short-Term Instruments	4.5%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1881TSRSAR_063026

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$135,837
# of Portfolio Holdings	1,110
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$168
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	88.3%
United Kingdom	7.3%
France	6.3%
Japan	5.0%
Spain	4.1%
Australia	3.7%
Ireland	3.4%
South Africa	2.8%
Colombia	2.5%
Other Countries	18.7%
Short-Term Instruments	4.5%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1876TSRSAR_063026

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$287,304
# of Portfolio Holdings	866
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid During the Reporting Period	$1,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	21.4%
Sovereign Issues	15.7%
U.S. Treasury Obligations	5.5%
Asset-Backed Securities	5.2%
Common Stocks	3.2%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.2%
Affiliated Investments	61.9%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1971TSRSAR_063026

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$287,304
# of Portfolio Holdings	866
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid During the Reporting Period	$1,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	21.4%
Sovereign Issues	15.7%
U.S. Treasury Obligations	5.5%
Asset-Backed Securities	5.2%
Common Stocks	3.2%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.2%
Affiliated Investments	61.9%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1972TSRSAR_063026

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$287,304
# of Portfolio Holdings	866
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid During the Reporting Period	$1,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	21.4%
Sovereign Issues	15.7%
U.S. Treasury Obligations	5.5%
Asset-Backed Securities	5.2%
Common Stocks	3.2%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.2%
Affiliated Investments	61.9%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2053TSRSAR_063026

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$59	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$533,497
# of Portfolio Holdings	1,298
Portfolio Turnover Rate	297%
Total Net Advisory Fees Paid During the Reporting Period	$662
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	68.9%
China	9.3%
United Kingdom	8.1%
Japan	5.3%
Australia	4.7%
Canada	4.4%
France	4.1%
Ireland	3.9%
Spain	3.4%
Cayman Islands	3.3%
Peru	2.4%
Other Countries	18.2%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(39.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0335TSRSAR_063026

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$533,497
# of Portfolio Holdings	1,298
Portfolio Turnover Rate	297%
Total Net Advisory Fees Paid During the Reporting Period	$662
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	68.9%
China	9.3%
United Kingdom	8.1%
Japan	5.3%
Australia	4.7%
Canada	4.4%
France	4.1%
Ireland	3.9%
Spain	3.4%
Cayman Islands	3.3%
Peru	2.4%
Other Countries	18.2%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(39.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

June 30, 2026

PVIT2101TSRSAR_063026

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$533,497
# of Portfolio Holdings	1,298
Portfolio Turnover Rate	297%
Total Net Advisory Fees Paid During the Reporting Period	$662
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	68.9%
China	9.3%
United Kingdom	8.1%
Japan	5.3%
Australia	4.7%
Canada	4.4%
France	4.1%
Ireland	3.9%
Spain	3.4%
Cayman Islands	3.3%
Peru	2.4%
Other Countries	18.2%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(39.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0595TSRSAR_063026

Administrative Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$76	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,372,850
# of Portfolio Holdings	800
Portfolio Turnover Rate	99%
Total Net Advisory Fees Paid During the Reporting Period	$1,705
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	98.1%
U.S. Government Agencies	18.7%
Sovereign Issues	8.7%
Asset-Backed Securities	5.7%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.3%
Other Investments	0.1%
Short-Term Instruments	47.6%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(83.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0343TSRSAR_063026

Advisor Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	1.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,372,850
# of Portfolio Holdings	800
Portfolio Turnover Rate	99%
Total Net Advisory Fees Paid During the Reporting Period	$1,705
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	98.1%
U.S. Government Agencies	18.7%
Sovereign Issues	8.7%
Asset-Backed Securities	5.7%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.3%
Other Investments	0.1%
Short-Term Instruments	47.6%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(83.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1840TSRSAR_063026

Institutional Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,372,850
# of Portfolio Holdings	800
Portfolio Turnover Rate	99%
Total Net Advisory Fees Paid During the Reporting Period	$1,705
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	98.1%
U.S. Government Agencies	18.7%
Sovereign Issues	8.7%
Asset-Backed Securities	5.7%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.3%
Other Investments	0.1%
Short-Term Instruments	47.6%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(83.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0593TSRSAR_063026

Administrative Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$681,827
# of Portfolio Holdings	695
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$823
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	50.4%
Asset-Backed Securities	18.8%
U.S. Government Agencies	18.0%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.0%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.3%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	31.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0339TSRSAR_063026

Advisor Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$681,827
# of Portfolio Holdings	695
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$823
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	50.4%
Asset-Backed Securities	18.8%
U.S. Government Agencies	18.0%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.0%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.3%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	31.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1956TSRSAR_063026

Institutional Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$681,827
# of Portfolio Holdings	695
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$823
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	50.4%
Asset-Backed Securities	18.8%
U.S. Government Agencies	18.0%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.0%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.3%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	31.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0549TSRSAR_063026

Administrative Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,578,315
# of Portfolio Holdings	1,794
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$5,611
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	41.5%
Corporate Bonds & Notes	36.9%
U.S. Treasury Obligations	21.5%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.2%
Asset-Backed Securities	6.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	1.7%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(35.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0331TSRSAR_063026

Advisor Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,578,315
# of Portfolio Holdings	1,794
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$5,611
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	41.5%
Corporate Bonds & Notes	36.9%
U.S. Treasury Obligations	21.5%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.2%
Asset-Backed Securities	6.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	1.7%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(35.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT1839TSRSAR_063026

Institutional Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,578,315
# of Portfolio Holdings	1,794
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$5,611
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	41.5%
Corporate Bonds & Notes	36.9%
U.S. Treasury Obligations	21.5%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.2%
Asset-Backed Securities	6.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	1.7%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(35.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PVIT0597TSRSAR_063026

Item 2.  Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.   Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Portfolios’ Financial Statements and Financial Highlights.

• PIMCO All Asset Portfolio
• PIMCO Balanced Allocation Portfolio
• PIMCO CommodityRealReturn® Strategy Portfolio
• PIMCO Dynamic Bond Portfolio
• PIMCO Emerging Markets Bond Portfolio
• PIMCO Global Bond Opportunities Portfolio (Unhedged)
• PIMCO Global Core Bond (Hedged) Portfolio
• PIMCO Global Diversified Allocation Portfolio
• PIMCO Global Managed Asset Allocation Portfolio
• PIMCO High Yield Portfolio
• PIMCO Income Portfolio
• PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
• PIMCO Long-Term U.S. Government Portfolio
• PIMCO Low Duration Portfolio
• PIMCO Real Return Portfolio
• PIMCO Short-Term Portfolio
• PIMCO Total Return Portfolio

(b)	Not applicable to the Registrant.

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO All Asset Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Opportunistic Advantage Fund and PIMCO National Municipal Opportunistic Advantage Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in the Underlying PIMCO Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously.

The market price of equity securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Underlying PIMCO Funds are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

2	PIMCO VARIABLE INSURANCE TRUST

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO All Asset Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO All Asset Portfolio	04/30/03	01/31/06	04/30/04	04/30/03	04/30/04	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO All Asset Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2026 - 06/30/2026+	$9.76	$0.30	$0.54	$0.84	$(0.41)	$0.00	$(0.41)

12/31/2025	8.95	0.79	0.47	1.26	(0.45)	0.00	(0.45)

12/31/2024	9.20	0.51	(0.15)	0.36	(0.61)	0.00	(0.61)

12/31/2023	8.76	0.30	0.42	0.72	(0.28)	0.00	(0.28)

12/31/2022	11.66	0.63	(1.92)	(1.29)	(0.78)	(0.83)	(1.61)

12/31/2021	11.20	1.33	0.46	1.79	(1.33)	0.00	(1.33)
Class M

01/01/2026 - 06/30/2026+	10.00	0.28	0.55	0.83	(0.39)	0.00	(0.39)

12/31/2025	9.15	0.74	0.52	1.26	(0.41)	0.00	(0.41)

12/31/2024	9.29	0.38	(0.08)	0.30	(0.44)	0.00	(0.44)

12/31/2023	8.84	0.25	0.43	0.68	(0.23)	0.00	(0.23)

12/31/2022	11.76	0.62	(1.97)	(1.35)	(0.74)	(0.83)	(1.57)

12/31/2021	11.29	1.29	0.46	1.75	(1.28)	0.00	(1.28)
Administrative Class

01/01/2026 - 06/30/2026+	9.58	0.29	0.53	0.82	(0.41)	0.00	(0.41)

12/31/2025	8.79	0.69	0.53	1.22	(0.43)	0.00	(0.43)

12/31/2024	9.05	0.47	(0.14)	0.33	(0.59)	0.00	(0.59)

12/31/2023	8.62	0.28	0.41	0.69	(0.26)	0.00	(0.26)

12/31/2022	11.51	0.65	(1.94)	(1.29)	(0.77)	(0.83)	(1.60)

12/31/2021	11.07	1.46	0.29	1.75	(1.31)	0.00	(1.31)
Advisor Class

01/01/2026 - 06/30/2026+	9.76	0.29	0.53	0.82	(0.40)	0.00	(0.40)

12/31/2025	8.94	0.72	0.52	1.24	(0.42)	0.00	(0.42)

12/31/2024	9.20	0.47	(0.15)	0.32	(0.58)	0.00	(0.58)

12/31/2023	8.76	0.27	0.42	0.69	(0.25)	0.00	(0.25)

12/31/2022	11.66	0.64	(1.95)	(1.31)	(0.76)	(0.83)	(1.59)

12/31/2021	11.21	1.30	0.45	1.75	(1.30)	0.00	(1.30)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.19	8.71%	$13,841	0.325	%*	0.435	%*	0.325	%*	0.435	%*	5.97	%*	21%

9.76	14.34	13,630	0.335		0.425		0.335		0.425		8.41		48

8.95	3.95	10,733	0.355		0.425		0.355		0.425		5.55		45

9.20	8.28	10,328	0.335		0.425		0.335		0.425		3.34		57

8.76	(11.66)	9,740	0.315		0.425		0.315		0.425		6.36		84

11.66	16.41	15,277	0.295		0.425		0.295		0.425		11.36		88

10.44	8.38	1,897	0.775	*	0.885	*	0.775	*	0.885	*	5.38	*	21

10.00	13.98	1,930	0.785		0.875		0.785		0.875		7.73		48

9.15	3.33	1,729	0.805		0.875		0.805		0.875		4.10		45

9.29	7.83	47,875	0.785		0.875		0.785		0.875		2.75		57

8.84	(12.12)	61,421	0.765		0.875		0.765		0.875		6.18		84

11.76	15.90	78,418	0.745		0.875		0.745		0.875		10.91		88

9.99	8.59	54,408	0.475	*	0.585	*	0.475	*	0.585	*	5.85	*	21

9.58	14.20	52,811	0.485		0.575		0.485		0.575		7.57		48

8.79	3.74	57,562	0.505		0.575		0.505		0.575		5.20		45

9.05	8.14	69,120	0.485		0.575		0.485		0.575		3.18		57

8.62	(11.84)	66,927	0.465		0.575		0.465		0.575		6.71		84

11.51	16.23	76,996	0.445		0.575		0.445		0.575		12.62		88

10.18	8.49	135,049	0.575	*	0.685	*	0.575	*	0.685	*	5.76	*	21

9.76	14.19	130,659	0.585		0.675		0.585		0.675		7.76		48

8.94	3.57	126,909	0.605		0.675		0.605		0.675		5.12		45

9.20	8.02	146,417	0.585		0.675		0.585		0.675		3.07		57

8.76	(11.87)	147,977	0.565		0.675		0.565		0.675		6.45		84

11.66	16.04	183,020	0.545		0.675		0.545		0.675		11.11		88

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO All Asset Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in Affiliates	$205,338
Cash	643
Receivable for Portfolio shares sold	67
Dividends receivable from Affiliates	431
Reimbursement receivable from PIMCO	17
Total Assets	206,496

Liabilities:

Payable for investments in Affiliates purchased	$1,093
Payable for Portfolio shares redeemed	101
Accrued investment advisory fees	30
Accrued supervisory and administrative fees	42
Accrued distribution fees	28
Accrued servicing fees	7
Total Liabilities	1,301

Commitments and Contingent Liabilities^

Net Assets	$205,195

Net Assets Consist of:

Paid in capital	$267,879
Distributable earnings (accumulated loss)	(62,684)

Net Assets	$205,195

Net Assets:

Institutional Class	$13,841
Class M	1,897
Administrative Class	54,408
Advisor Class	135,049

Shares Issued and Outstanding:

Institutional Class	1,359
Class M	182
Administrative Class	5,448
Advisor Class	13,267

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.19
Class M	10.44
Administrative Class	9.99
Advisor Class	10.18

Cost of investments in Affiliates	$184,812

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO All Asset Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$1

Dividends from Investments in Affiliates	6,356
Total Income	6,357

Expenses:

Investment advisory fees	176
Supervisory and administrative fees	251
Distribution and/or servicing fees - Class M	4
Distribution and/or servicing fees - Administrative Class	39
Distribution and/or servicing fees - Advisor Class	166
Trustee fees	7
Total Expenses	643
Waiver and/or Reimbursement by PIMCO	(109)
Net Expenses	534

Net Investment Income (Loss)	5,823

Net Realized Gain (Loss):

Investments in Affiliates	3,093

Net Realized Gain (Loss)	3,093

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	7,709

Net Change in Unrealized Appreciation (Depreciation)	7,709

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,625

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO All Asset Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,823	$15,303

Net realized gain (loss)	3,093	1,548

Net change in unrealized appreciation (depreciation)	7,709	9,180

Net Increase (Decrease) in Net Assets Resulting from Operations	16,625	26,031

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(553)	(551)
Class M	(72)	(77)
Administrative Class	(2,143)	(2,586)
Advisor Class	(5,233)	(5,787)

Total Distributions(a)	(8,001)	(9,001)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(2,459)	(14,933)

Total Increase (Decrease) in Net Assets	6,165	2,097

Net Assets:

Beginning of period	199,030	196,933
End of period	$205,195	$199,030

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.5%

PIMCO All Asset: Multi-RAE PLUS Fund	2,626,372	$30,151

PIMCO All Asset: Multi-Real Fund	4,184,572	42,222

PIMCO Emerging Markets Bond Fund	168,582	1,536

PIMCO Emerging Markets Currency and Short-Term Investments Fund	881,952	6,747

PIMCO Emerging Markets Local Currency and Bond Fund	2,974,947	18,712

PIMCO Extended Duration Fund	306,870	3,864

PIMCO High Yield Fund	890,429	7,141

PIMCO High Yield Spectrum Fund	337,144	3,102

PIMCO Income Fund	251,629	2,733

PIMCO International Bond Fund (U.S. Dollar-Hedged)	795,495	7,820

PIMCO Investment Grade Credit Bond Fund	141,671	1,284

PIMCO Long Duration Total Return Fund	562,783	4,024

PIMCO Long-Term Real Return Fund	137,385	1,528

	SHARES	MARKET VALUE (000S)

PIMCO Long-Term U.S. Government Fund	404,940	$5,588

PIMCO Low Duration Fund	1,227,852	11,333

PIMCO RAE Emerging Markets Fund	291,787	3,784

PIMCO RAE Fundamental Advantage PLUS Fund	829,244	6,957

PIMCO RAE International Fund	104,612	1,029

PIMCO RAE PLUS EMG Fund	230,563	2,052

PIMCO RAE PLUS International Fund	215,925	2,004

PIMCO RAE U.S. Fund	130,654	2,192

PIMCO RAE U.S. Small Fund	192,064	2,702

PIMCO RAE Worldwide Long/Short PLUS Fund	948,695	6,793

PIMCO Real Return Fund	203,397	2,077

PIMCO Real Estate and Real Return Bond Alpha Fund	127,004	3,963

PIMCO Total Return Fund	1,736,364	15,193

PIMCO TRENDS Fund	680,780	7,570

Total Mutual Funds (Cost $ 183,575)		204,101

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
3.730% (b)	1,237,150	$1,237

Total Short-Term Instruments (Cost $1,237)		1,237

Total Investments in Affiliates (Cost $ 184,812)		205,338

Total Investments 100.1% (Cost $184,812)		$205,338

Other Assets and Liabilities, net (0.1)%		(143)

Net Assets 100.0%		$205,195

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Mutual Funds	$204,101	$0	$0	$204,101
Short-Term Instruments
Mutual Funds	1,237	0	0	1,237

Total Investments	$205,338	$0	$0	$205,338

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO All Asset Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio. Syzygy Asset Management serves as the asset allocation sub-adviser to the Portfolio.

The Portfolio may invest substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Opportunistic Advantage Fund and PIMCO National Municipal Opportunistic Advantage Fund (collectively, “Underlying PIMCO Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend

12	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Notes to Financial Statements	(Cont.)

purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

The assets of the Portfolio consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Portfolio’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than

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ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio or an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio or an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. The Portfolio’s or an Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

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Notes to Financial Statements	(Cont.)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in Underlying PIMCO Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolios’

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website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$37,656	$2,306	$(14,057)	$1,670	$2,576	$30,151	$1,446	$0

PIMCO All Asset: Multi-Real Fund	38,840	2,665	(3,959)	385	4,291	42,222	1,553	0

PIMCO Emerging Markets Bond Fund	0	1,647	(127)	(1)	17	1,536	29	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	8,222	373	(1,826)	(43)	21	6,747	337	0

PIMCO Emerging Markets Local Currency and Bond Fund	15,380	4,273	(699)	(11)	(231)	18,712	592	0

PIMCO Extended Duration Fund	3,070	1,319	(527)	(23)	25	3,864	71	0

PIMCO Government Money Market Fund	1,198	15,156	(15,117)	0	0	1,237	19	0

PIMCO High Yield Fund	6,595	1,586	(902)	(6)	(132)	7,141	221	0

PIMCO High Yield Spectrum Fund	2,239	982	(63)	(1)	(55)	3,102	91	0

PIMCO Income Fund	2,443	850	(529)	(4)	(27)	2,733	69	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,510	3,501	(146)	(3)	(42)	7,820	120	0

PIMCO Investment Grade Credit Bond Fund	1,357	33	(86)	(2)	(18)	1,284	32	0

PIMCO Long Duration Total Return Fund	3,690	950	(574)	(2)	(40)	4,024	91	0

PIMCO Long-Term Real Return Fund	1,320	1,731	(1,522)	(51)	50	1,528	32	0

PIMCO Long-Term U.S. Government Fund	4,916	1,545	(811)	(7)	(55)	5,588	108	0

PIMCO Low Duration Fund	10,703	6,553	(5,775)	20	(168)	11,333	218	0

PIMCO RAE Emerging Markets Fund	5,650	327	(2,745)	566	(14)	3,784	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	6,309	1,317	(894)	38	187	6,957	413	0

PIMCO RAE International Fund	2,058	0	(1,212)	302	(119)	1,029	0	0

PIMCO RAE PLUS EMG Fund	1,918	125	(124)	29	104	2,052	126	0

PIMCO RAE PLUS International Fund	1,927	148	(133)	10	52	2,004	148	0

PIMCO RAE U.S. Fund	1,591	487	(298)	23	389	2,192	0	0

PIMCO RAE U.S. Small Fund	2,840	349	(1,067)	181	399	2,702	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	6,300	1,400	(748)	(14)	(145)	6,793	126	0

PIMCO Real Return Fund	1,780	1,004	(680)	8	(35)	2,077	48	0

PIMCO Real Estate and Real Return Bond Alpha Fund	3,311	398	(281)	6	529	3,963	39	0

PIMCO Total Return Fund	15,265	5,415	(5,317)	56	(226)	15,193	331	0

PIMCO TRENDS Fund	8,155	352	(1,280)	(33)	376	7,570	96	0

Totals	$199,243	$56,792	$(61,499)	$3,093	$7,709	$205,338	$6,356	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its

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Notes to Financial Statements	(Cont.)

total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

The following risks are principal risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. There is no guarantee that the Portfolio’s asset allocation strategy will be successful or that the markets in which the Portfolio invests will perform as expected.

Fund of Funds Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following risks are principal risks of investing in the Portfolio that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Market Trading Risk is the risk that an active secondary trading market for shares of an Underlying PIMCO Fund that is an exchange-traded fund does not continue once developed, that such Underlying

PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in such Underlying PIMCO Fund shares may be halted or become less liquid, or that such Underlying PIMCO Fund’s shares trade at prices other than the Underlying PIMCO Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress or volatility.

Municipal Project-Specific Risk is the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”)

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are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. An Underlying PIMCO Fund’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Underlying PIMCO Fund’s ability to invest in derivatives, limit the Underlying PIMCO Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Underlying PIMCO Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose the Portfolio to leverage risk, liquidity risk, market volatility, and margin requirements.

Model Risk is the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence and machine learning (AI), programming inaccuracies, power loss and other events or circumstances, which may be difficult to detect and may be beyond the control of the Underlying PIMCO Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in

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Notes to Financial Statements	(Cont.)

overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

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Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Syzygy Asset Management, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Syzygy Asset Management in connection with managing the Portfolio and may cause PIMCO or Syzygy Asset Management to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio. Also, to the extent the Portfolio seeks to gain negative exposure to an asset class such as equities, such exposure may create the potential for losses should those asset classes deliver positive returns.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each, a “Subsidiary”), the Portfolio is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that value stocks may decrease in price or may not increase in price as anticipated by PIMCO if they continue to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, the Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index.

Indexing Risk  is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest

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Notes to Financial Statements	(Cont.)

rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both

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intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

7. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the

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Notes to Financial Statements	(Cont.)

customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.175%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing, or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

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	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2026, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2027, to waive its Investment Advisory Fee to the extent that the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds (“Underlying PIMCO Fund Fees”) exceed 0.64% of the total assets invested in Underlying PIMCO Funds. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the Investment

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Notes to Financial Statements	(Cont.)

Advisory Fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

12 months	13-24 months	25-36 months	Total
$206	$170	$213	$589

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $109,375.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$41,635	$46,382

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	76	$776	467	$4,406

Class M	4	41	7	70

Administrative Class	255	2,555	660	5,946

Advisor Class	556	5,673	941	8,724

Issued as reinvestment of distributions

Institutional Class	54	552	58	551

Class M	7	72	8	77

Administrative Class	215	2,143	281	2,586

Advisor Class	516	5,233	616	5,787

Cost of shares redeemed

Institutional Class	(167)	(1,717)	(329)	(3,069)

Class M	(22)	(235)	(11)	(104)

Administrative Class	(535)	(5,331)	(1,978)	(18,056)

Advisor Class	(1,196)	(12,221)	(2,355)	(21,851)

Net increase (decrease) resulting from Portfolio share transactions	(237)	$(2,459)	(1,635)	$(14,933)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 46% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if

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Notes to Financial Statements	(Cont.)	June 30, 2026	(Unaudited)

earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the

Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio or an Underlying PIMCO Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$27,256	$53,765

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$184,812	$21,040	$(514)	$20,526

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolio’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective August 2026, Research Affiliates changed its name to Syzygy Asset Management. The investment team sub-advising the fund, including portfolio managers Rob Arnott and Jim Masturzo, remains unchanged.

28	PIMCO VARIABLE INSURANCE TRUST

Effective October 01, 2026, the Supervisory and Administrative Fee for all share classes of the PIMCO All Asset Portfolio is decreased by 0.05% to 0.20%, causing the Portfolio’s Total Annual Portfolio Operating Expenses to decrease.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

TBA	To-Be-Announced

30	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Portfolio
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1552	$0.0000	$0.0000	$0.1552

June 2026	$0.2585	$0.0000	$0.0000	$0.2585

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1463	$0.0000	$0.0000	$0.1463

June 2026	$0.2468	$0.0000	$0.0000	$0.2468

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1523	$0.0000	$0.0000	$0.1523

June 2026	$0.2549	$0.0000	$0.0000	$0.2549

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1503	$0.0000	$0.0000	$0.1503

June 2026	$0.2524	$0.0000	$0.0000	$0.2524

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

32	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

Not applicable.

34	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Asset Allocation Sub-Adviser

Syzygy Asset Management

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITAALASSETFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Balanced Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Balanced Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Balanced Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

2	PIMCO VARIABLE INSURANCE TRUST

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share class along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Diversification Status
PIMCO Balanced Allocation Portfolio	04/27/12	04/27/12	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Balanced Allocation Portfolio	(Cont.)

(including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Balanced Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

01/01/2026 - 06/30/2026+	$10.16	$0.17	$0.43	$0.60	$(0.10)	$(0.53)	$(0.63)

12/31/2025	9.11	0.35	1.10	1.45	(0.40)	0.00	(0.40)

12/31/2024	8.74	0.37	0.41	0.78	(0.41)	0.00	(0.41)

12/31/2023	7.81	0.30	0.87	1.17	(0.24)	0.00	(0.24)

12/31/2022	10.43	0.10	(1.76)	(1.66)	(0.08)	(0.88)	(0.96)

12/31/2021	10.33	0.02	1.07	1.09	(0.01)	(0.98)	(0.99)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.13	5.98%	$138,604	0.80	%*	0.88	%*	0.79	%*	0.87	%*	3.26	%*	106%

10.16	16.22	142,946	0.80		0.86		0.80		0.86		3.65		263

9.11	8.95	149,685	0.85		0.89		0.82		0.86		4.12		198

8.74	15.09	163,835	0.84		0.88		0.82		0.86		3.64		345

7.81	(16.12)	167,622	0.84		0.87		0.83		0.86		1.10		327

10.43	10.96	224,774	0.83		0.86		0.83		0.86		0.24		280

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Balanced Allocation Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$92,007
Investments in Affiliates	46,156
Financial Derivative Instruments
Exchange-traded or centrally cleared	464
Over the counter	7
Cash	911
Deposits with counterparty	5,389
Foreign currency, at value	68
Receivable for TBA investments sold	5,057
Interest and/or dividends receivable	201
Dividends receivable from Affiliates	150
Reimbursement receivable from PIMCO	9
Total Assets	150,419

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$28
Over the counter	1
Payable for investments in Affiliates purchased	155
Payable for TBA investments purchased	11,385
Payable for Portfolio shares redeemed	148
Accrued investment advisory fees	75
Accrued supervisory and administrative fees	6
Accrued servicing fees	17
Total Liabilities	11,815

Commitments and Contingent Liabilities^

Net Assets	$138,604

Net Assets Consist of:

Paid in capital	$134,914
Distributable earnings (accumulated loss)	3,690

Net Assets	$138,604

Net Assets:

Administrative Class	$138,604

Shares Issued and Outstanding:

Administrative Class	13,680

Net Asset Value Per Share Outstanding(a):

Administrative Class	$10.13

Cost of investments in securities	$95,169
Cost of investments in Affiliates	$47,221
Cost of foreign currency held	$72
Cost or premiums of financial derivative instruments, net	$151

* Includes repurchase agreements of:	$56,900

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Balanced Allocation Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$1,777
Dividends from Investments in Affiliates	1,035
Total Income	2,812

Expenses:

Investment advisory fees	457
Supervisory and administrative fees	35
Distribution and/or servicing fees - Administrative Class	104
Trustee fees	5
Interest expense	4
Miscellaneous expense	1
Total Expenses	606
Waiver and/or Reimbursement by PIMCO	(52)
Net Expenses	554

Net Investment Income (Loss)	2,258

Net Realized Gain (Loss):

Investments in securities	(305)
Investments in Affiliates	5
Exchange-traded or centrally cleared financial derivative instruments	6,591
Over the counter financial derivative instruments	3
Foreign currency	1

Net Realized Gain (Loss)	6,295

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(70)
Investments in Affiliates	(230)
Exchange-traded or centrally cleared financial derivative instruments	(24)
Over the counter financial derivative instruments	6
Foreign currency assets and liabilities	(2)

Net Change in Unrealized Appreciation (Depreciation)	(320)

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,233
† A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Balanced Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,258	$5,345
Net realized gain (loss)	6,295	13,201
Net change in unrealized appreciation (depreciation)	(320)	3,470

Net Increase (Decrease) in Net Assets Resulting from Operations	8,233	22,016

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(8,260)	(6,000)

Total Distributions(a)	(8,260)	(6,000)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(4,315)	(22,755)

Total Increase (Decrease) in Net Assets	(4,342)	(6,739)

Net Assets:

Beginning of period	142,946	149,685
End of period	$138,604	$142,946

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Balanced Allocation Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 66.4%

CORPORATE BONDS & NOTES 3.9%

BANKING & FINANCE 2.5%

American Express Co.
5.850% due 11/05/2027	$300	$306

Barclays PLC
4.972% due 05/16/2029 •	200	201

Blackstone Holdings Finance Co. LLC
5.900% due 11/03/2027	200	203

Broadstone Net Lease LLC
2.600% due 09/15/2031	100	89

Brookfield Finance, Inc.
4.850% due 03/29/2029	100	100

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	100	96

Corebridge Financial, Inc.
3.850% due 04/05/2029	200	196

Credit Suisse AG AT1 Claim	400	141

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	400	397

HSBC Holdings PLC
4.583% due 06/19/2029 •	200	199

JPMorgan Chase & Co.
3.782% due 02/01/2028 •	300	299

LXP Industrial Trust
2.375% due 10/01/2031	300	263

Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026	200	199

Morgan Stanley
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~	200	201
5.652% due 04/13/2028 •	100	101

Realty Income Corp.
3.100% due 12/15/2029	100	95
4.000% due 07/15/2029	100	98

Sabra Health Care LP
3.900% due 10/15/2029	100	97

Wells Fargo & Co.
4.150% due 01/24/2029	200	198

		3,479

INDUSTRIALS 1.3%

Air Canada Pass-Through Trust
3.750% due 06/15/2029	52	51

American Airlines Pass-Through Trust
3.500% due 08/15/2033	135	124

Beignet Investor LLC
6.581% due 05/30/2049	630	643

British Airways Pass-Through Trust
3.300% due 06/15/2034	206	193

Broadcom, Inc.
3.187% due 11/15/2036	100	84

Choice Hotels International, Inc.
3.700% due 12/01/2029	100	96

Energy Transfer LP
3.900% due 07/15/2026	100	100

Gartner, Inc.
5.600% due 11/20/2035	100	95

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	300	295

Road Michigan Property Owner I LLC
7.500% due 03/30/2045	100	100

		1,781

UTILITIES 0.1%

ONEOK, Inc.
4.550% due 07/15/2028	100	100

Total Corporate Bonds & Notes (Cost $5,352)		5,360

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 7.9%

Federal Home Loan Mortgage Corp.
2.500% due 09/01/2051		$882	$738
5.500% due 02/01/2055 - 10/01/2055		158	160
6.000% due 02/01/2055		104	108

Federal National Mortgage Association
2.500% due 12/01/2051		436	365
4.000% due 10/01/2042		62	60
4.500% due 07/01/2053 - 03/01/2056		2,231	2,146
5.000% due 03/01/2056		395	389
5.500% due 10/01/2055		97	99
6.000% due 08/01/2054 - 03/01/2055		117	122

Federal National Mortgage Association REMICS
4.164% due 11/25/2046 •		63	63
4.214% due 07/25/2046 •		22	22
4.234% due 09/25/2046 •		24	24

Government National Mortgage Association
3.500% due 04/20/2056		399	358

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		2,800	2,440
4.000% due 07/01/2056 - 08/01/2056		3,100	2,895
4.500% due 07/01/2056		700	671
5.000% due 07/01/2056		300	295

Total U.S. Government Agencies (Cost $10,881)			10,955

U.S. TREASURY OBLIGATIONS 11.7%

U.S. Treasury Bonds
1.750% due 08/15/2041		1,100	738
1.875% due 02/15/2041		600	416
2.000% due 11/15/2041		2,000	1,386
2.250% due 05/15/2041		3,400	2,480
2.375% due 02/15/2042		200	146
2.375% due 05/15/2051		1,800	1,126
4.125% due 08/15/2044		1,100	995
4.625% due 02/15/2046		800	768
4.750% due 08/15/2055		200	194

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034		1,625	1,588
2.125% due 01/15/2035		844	842

U.S. Treasury Notes
0.375% due 09/30/2027		100	95
0.500% due 10/31/2027		100	95
0.625% due 11/30/2027		300	286
0.750% due 01/31/2028		500	474
3.500% due 09/30/2029		2,000	1,960
4.000% due 06/30/2028		1,800	1,795
4.125% due 10/31/2027		900	899

Total U.S. Treasury Obligations (Cost $19,420)			16,283

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Banc of America Funding Trust
4.007% due 08/27/2036 ~		56	54

Bank
4.165% due 05/15/2061 ~		36	36

Citigroup Mortgage Loan Trust, Inc.
4.744% due 07/25/2037 ~		29	26

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.500% due 10/25/2036 þ		22	19

Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	9	10

Lehman XS Trust
4.163% due 07/25/2047 •		$159	162

Morgan Stanley Capital I Trust
3.912% due 09/09/2032		100	94

Total Non-Agency Mortgage-Backed Securities (Cost $394)			401

ASSET-BACKED SECURITIES 1.2%

AUTOMOBILE SEQUENTIAL 0.2%

Upgrade Auto Receivables Trust
4.540% due 05/15/2029		329	329

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 0.1%

PFP Ltd.
5.444% due 09/17/2039 •		$87	$87

HOME EQUITY OTHER 0.9%

CIT Mortgage Loan Trust
5.263% due 10/25/2037 •		57	57

Countrywide Asset-Backed Certificates Trust
3.963% due 06/25/2047 •		87	77
4.223% due 05/25/2037 •		411	381

Fremont Home Loan Trust
4.063% due 10/25/2036 •		333	130

JP Morgan Mortgage Acquisition Corp.
4.348% due 05/25/2035 •		50	50

Long Beach Mortgage Loan Trust
4.813% due 06/25/2035 •		134	131

Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 10/25/2036 •		105	94

Option One Mortgage Loan Trust
4.528% due 08/25/2035 •		50	49

Structured Asset Investment Loan Trust
4.108% due 07/25/2036 •		474	271

			1,240

OTHER ABS 0.0%

ECMC Group Student Loan Trust
4.492% due 02/27/2068 •		34	34

Total Asset-Backed Securities (Cost $1,798)			1,690

SOVEREIGN ISSUES 0.3%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		300	310

Japan Government Thirty Year Bonds
3.200% due 09/20/2055	JPY	20,000	108

Total Sovereign Issues (Cost $424)			418

SHORT-TERM INSTRUMENTS 41.1%

REPURCHASE AGREEMENTS (c) 41.1%
			56,900

Total Short-Term Instruments (Cost $56,900)			56,900

Total Investments in Securities (Cost $95,169)			92,007

		SHARES
INVESTMENTS IN AFFILIATES 33.3%

MUTUAL FUNDS 15.6%

PIMCO Income Fund (b)		1,482,375	16,099

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund		112,600	5,560

Total Mutual Funds (Cost $22,754)			21,659

SHORT-TERM INSTRUMENTS 17.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.7%

PIMCO Short-Term Floating NAV Portfolio III		2,514,843	24,497

Total Short-Term Instruments (Cost $24,467)			24,497

Total Investments in Affiliates (Cost $47,221)			46,156

Total Investments 99.7% (Cost $142,390)			$138,163

Financial Derivative Instruments (d)(e) 0.3% (Cost or Premiums, net $151)			442

Other Assets and Liabilities, net 0.0%			(1)

Net Assets 100.0%			$138,604

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	3.630%	06/30/2026	07/01/2026	$56,900	U.S. Treasury Bills 0.000% due 10/27/2026	$(58,060)	$56,900	$56,906

Total Repurchase Agreements						$(58,060)	$56,900	$56,906

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$56,906	$0	$0	$56,906	$(58,060)	$(1,154)

Total Borrowings and Other Financing Transactions	$56,906	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(73) at a weighted average interest rate of 3.604%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	37	$4,066	$27	$0	$(11)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	49	10,101	1	0	(6)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	47	5,031	16	0	(9)
CME E-mini S&P 500 Index Futures	09/2026	129	48,686	311	310	0
ICE U.S. mini MSCI EAFE Index Futures	09/2026	221	34,756	(199)	119	0
SFE 10 Year Australian Bond Futures	09/2026	10	760	11	1	(1)

				$167	$430	$(27)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Ultra U.S. Treasury Bond Futures	09/2026	8	$(929)	$(11)	$6	$0

Total Futures Contracts				$156	$436	$(27)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	0.944%	EUR 150	$(2)	$3	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$	2,600	$55	$2	$57	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.033%	Annual	05/31/2033	$866	$0	$(5)	$(5)	$3	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.044	Annual	05/31/2033	850	0	(5)	(5)	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.045	Annual	05/31/2033	863	0	(5)	(5)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	1,100	1	(5)	(4)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	533	1	10	11	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036	600	(1)	2	1	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	600	97	25	122	6	0

						$98	$17	$115	$26	$0

Total Swap Agreements						$151	$22	$173	$26	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$438	$26	$464	$0	$ (27)	$ (1)	$ (28)

Cash of $5,389 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	12		$8	$0	$0

BPS	07/2026	JPY	728		5	0	0

BSH	07/2026		3,859		24	1	0

FAR	07/2026		987		6	0	0
	07/2026		$110	JPY	17,851	0	(1)
	08/2026	JPY	17,804		$110	1	0

GLM	07/2026		$13	CAD	18	0	0
	08/2026	CAD	18		$13	0	0

JPM	07/2026	AUD	50		36	1	0

MBC	07/2026		0		0	0	0
	07/2026	JPY	2,914		18	1	0
	07/2026		$24	AUD	34	0	0
	08/2026	AUD	34		$24	0	0

NGF	07/2026		$10	TRY	460	0	0

SOG	07/2026	EUR	67		$78	2	0
	07/2026	JPY	9,364		59	1	0
	07/2026		$19	AUD	28	0	0
	07/2026		76	EUR	67	0	0
	08/2026	AUD	28		$19	0	0
	08/2026	EUR	67		76	0	0

SSB	07/2026	CAD	19		14	0	0

Total Forward Foreign Currency Contracts						$7	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BSH	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
FAR	1	0	0	1	(1)	0	0	(1)	0	0	0
JPM	1	0	0	1	0	0	0	0	1	0	1
MBC	1	0	0	1	0	0	0	0	1	0	1
SOG	3	0	0	3	0	0	0	0	3	0	3

Total Over the Counter	$7	$0	$0	$7	$(1)	$0	$0	$(1)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$431	$0	$7	$438
Swap Agreements	0	0	0	0	26	26

	$0	$0	$431	$0	$33	$464

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7

	$0	$0	$431	$7	$33	$471

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$27	$27
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$28	$28

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$0	$1	$28	$29

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$6,829	$0	$(324)	$6,505
Swap Agreements	0	5	0	0	81	86

	$0	$5	$6,829	$0	$(243)	$6,591

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3

	$0	$5	$6,829	$3	$(243)	$6,594

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(117)	$0	$53	$(64)
Swap Agreements	0	1	0	0	39	40

	$0	$1	$(117)	$0	$92	$(24)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6	$0	$6

	$0	$1	$(117)	$6	$92	$(18)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,479	$0	$3,479
Industrials	0	1,781	0	1,781
Utilities	0	100	0	100
U.S. Government Agencies	0	10,955	0	10,955
U.S. Treasury Obligations	0	16,283	0	16,283
Non-Agency Mortgage-Backed Securities	0	401	0	401
Asset-Backed Securities
Automobile Sequential	0	329	0	329
CMBS Other	0	87	0	87
Home Equity Other	0	1,240	0	1,240
Other ABS	0	34	0	34
Sovereign Issues	0	418	0	418
Short-Term Instruments
Repurchase Agreements	0	56,900	0	56,900

	$0	$92,007	$0	$92,007

Investments in Affiliates, at Value
Mutual Funds	21,659	0	0	21,659

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,497	$0	$0	$24,497

	$46,156	$0	$0	$46,156

Total Investments	$46,156	$92,007	$0	$138,163

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	430	32	0	462
Over the counter	0	7	0	7

	$430	$39	$0	$469

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(27)	0	(28)
Over the counter	0	(1)	0	(1)

	$(1)	$(28)	$0	$(29)

Total Financial Derivative Instruments	$429	$11	$0	$440

Totals	$46,585	$92,018	$0	$138,603

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Balanced Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

16	PIMCO VARIABLE INSURANCE TRUST

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non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Notes to Financial Statements	(Cont.)

current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and

18	PIMCO VARIABLE INSURANCE TRUST

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dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Notes to Financial Statements	(Cont.)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates.

20	PIMCO VARIABLE INSURANCE TRUST

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Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each acquired fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2026 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$15,856	$433	$0	$0	$(190)	$16,099	$434	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	5,596	0	(1)	0	(35)	5,560	110	0

PIMCO Short-Term Floating NAV Portfolio III	26,009	38,088	(39,600)	5	(5)	24,497	491	0

Totals	$47,461	$38,521	$(39,601)	$5	$(230)	$46,156	$1,035	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the

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Notes to Financial Statements	(Cont.)

Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to

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substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the

Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are

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Notes to Financial Statements	(Cont.)

marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and

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restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements	(Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. There is no guarantee that the Portfolio’s asset allocation strategy will be successful or that the markets in which the Portfolio invests will perform as expected.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater

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price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches

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Notes to Financial Statements	(Cont.)

(to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations.

A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Notes to Financial Statements	(Cont.)

net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account

(and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026 (Unaudited)

instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class
0.66%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $1,904.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Notes to Financial Statements	(Cont.)

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

	Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2027, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the management fees of series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust indirectly incurred by the Portfolio in connection with its investments in series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by

PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $50,260.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$59,906	$59,989	$526	$625

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	41	$422	50	$464
Issued as reinvestment of distributions

Administrative Class	821	8,260	619	6,000
Cost of shares redeemed

Administrative Class	(1,256)	(12,997)	(3,034)	(29,219)

Net increase (decrease) resulting from Portfolio share transactions	(394)	$(4,315)	(2,365)	$(22,755)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 100% of the Portfolio. The shareholders are related parties of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$142,541	$833	$(4,876)	$(4,043)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	TRY	Turkish New Lira

CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	SFE	Sydney Futures Exchange

CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor’s 500 Index	SOFR	Secured Overnight Financing Rate

EAFE	Europe, Australasia, and Far East Stock Index

Other Abbreviations:

ABS	Asset-Backed Security	MSCI	Morgan Stanley Capital International	REMIC	Real Estate Mortgage Investment Conduit

CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	TBA	To-Be-Announced

34	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Balanced Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0367	$0.0000	$0.0000	$0.0367

June 2026	$0.0613	$0.0000	$0.0000	$0.0613

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	35

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

36	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	37

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITBALALLFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO CommodityRealReturn® Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has

2	PIMCO VARIABLE INSURANCE TRUST

indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indexes, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO CommodityRealReturn® Strategy Portfolio	06/30/04	04/30/12	11/10/14	06/30/04	02/28/06	Diversified

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO CommodityRealReturn® Strategy Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2026 - 06/30/2026+	$6.26	$0.22	$0.68	$0.90	$(0.53)	$0.00	$(0.53)

12/31/2025	5.42	0.24	0.78	1.02	(0.18)	0.00	(0.18)

12/31/2024	5.32	0.16	0.07	0.23	(0.13)	0.00	(0.13)

12/31/2023	6.86	0.17	(0.70)	(0.53)	(1.01)	0.00	(1.01)

12/31/2022	7.71	0.48	0.46	0.94	(1.79)	0.00	(1.79)

12/31/2021	6.03	0.33	1.67	2.00	(0.32)	0.00	(0.32)
Class M

01/01/2026 - 06/30/2026+	6.22	0.20	0.66	0.86	(0.51)	0.00	(0.51)

12/31/2025	5.38	0.20	0.79	0.99	(0.15)	0.00	(0.15)

12/31/2024	5.29	0.13	0.07	0.20	(0.11)	0.00	(0.11)

12/31/2023	6.82	0.14	(0.69)	(0.55)	(0.98)	0.00	(0.98)

12/31/2022	7.67	0.42	0.48	0.90	(1.75)	0.00	(1.75)

12/31/2021	6.01	0.27	1.69	1.96	(0.30)	0.00	(0.30)
Administrative Class

01/01/2026 - 06/30/2026+	6.29	0.21	0.68	0.89	(0.52)	0.00	(0.52)

12/31/2025	5.45	0.23	0.78	1.01	(0.17)	0.00	(0.17)

12/31/2024	5.35	0.15	0.07	0.22	(0.12)	0.00	(0.12)

12/31/2023	6.89	0.16	(0.70)	(0.54)	(1.00)	0.00	(1.00)

12/31/2022	7.73	0.46	0.47	0.93	(1.77)	0.00	(1.77)

12/31/2021	6.05	0.29	1.70	1.99	(0.31)	0.00	(0.31)
Advisor Class

01/01/2026 - 06/30/2026+	6.43	0.22	0.68	0.90	(0.52)	0.00	(0.52)

12/31/2025	5.56	0.22	0.82	1.04	(0.17)	0.00	(0.17)

12/31/2024	5.46	0.15	0.07	0.22	(0.12)	0.00	(0.12)

12/31/2023	7.01	0.16	(0.72)	(0.56)	(0.99)	0.00	(0.99)

12/31/2022	7.84	0.45	0.49	0.94	(1.77)	0.00	(1.77)

12/31/2021	6.13	0.29	1.73	2.02	(0.31)	0.00	(0.31)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.63	13.82%	$17,252	3.70	%*	3.98	%*	0.75	%*	1.03	%*	6.21	%*	81%

6.26	19.07	15,513	3.04		3.23		0.74		0.93		4.08		178

5.42	4.34	9,992	2.13		2.29		0.74		0.90		2.91		227

5.32	(7.74)	6,140	1.33		1.49		0.74		0.90		2.95		190

6.86	8.79	6,572	1.14		1.35		0.74		0.95		5.96		126

7.71	33.47	9,934	0.79		1.02		0.75		0.98		4.50		197

6.57	13.37	517	4.15	*	4.43	*	1.20	*	1.48	*	5.66	*	81

6.22	18.70	480	3.49		3.68		1.19		1.38		3.50		178

5.38	3.73	462	2.58		2.74		1.19		1.35		2.34		227

5.29	(8.10)	549	1.78		1.94		1.19		1.35		2.42		190

6.82	8.42	1,231	1.59		1.80		1.19		1.40		5.29		126

7.67	32.74	691	1.24		1.47		1.20		1.43		3.75		197

6.66	13.67	290,855	3.85	*	4.13	*	0.90	*	1.18	*	6.05	*	81

6.29	18.79	266,026	3.19		3.38		0.89		1.08		3.82		178

5.45	4.16	226,109	2.28		2.44		0.89		1.05		2.80		227

5.35	(7.85)	240,652	1.48		1.64		0.89		1.05		2.79		190

6.89	8.76	317,325	1.29		1.50		0.89		1.10		5.69		126

7.73	33.17	302,024	0.94		1.17		0.90		1.13		4.05		197

6.81	13.49	156,219	3.95	*	4.23	*	1.00	*	1.28	*	6.02	*	81

6.43	18.85	137,700	3.29		3.48		0.99		1.18		3.73		178

5.56	3.97	126,901	2.38		2.54		0.99		1.15		2.70		227

5.46	(7.93)	147,670	1.58		1.74		0.99		1.15		2.69		190

7.01	8.66	188,537	1.39		1.60		0.99		1.20		5.57		126

7.84	33.11	158,636	1.04		1.27		1.00		1.23		3.95		197

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Consolidated Statement of Assets and Liabilities	PIMCO CommodityRealReturn® Strategy Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$930,125
Investments in Affiliates	426
Financial Derivative Instruments
Exchange-traded or centrally cleared	900
Over the counter	2,413
Cash	496
Deposits with counterparty	4,040
Foreign currency, at value	2,426
Receivable for investments sold	167,891
Receivable for investments sold on a delayed-delivery basis	416
Receivable for TBA investments sold	24,042
Receivable for Portfolio shares sold	2,698
Interest and/or dividends receivable	2,017
Dividends receivable from Affiliates	5
Reimbursement receivable from PIMCO	121
Total Assets	1,138,016

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$6,960
Payable for sale-buyback transactions	565,498
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,508
Over the counter	21,993
Payable for investments purchased	2,906
Payable for investments in Affiliates purchased	6
Payable for TBA investments purchased	72,285
Deposits from counterparty	1,276
Payable for Portfolio shares redeemed	250
Accrued investment advisory fees	283
Accrued supervisory and administrative fees	136
Accrued distribution fees	34
Accrued servicing fees	38

Total Liabilities	673,173

Commitments and Contingent Liabilities^

Net Assets	$464,843

Net Assets Consist of:

Paid in capital	$457,910
Distributable earnings (accumulated loss)	6,933

Net Assets	$464,843

Net Assets:

Institutional Class	$17,252
Class M	517
Administrative Class	290,855
Advisor Class	156,219

Shares Issued and Outstanding:

Institutional Class	2,604
Class M	79
Administrative Class	43,645
Advisor Class	22,927

Net Asset Value Per Share Outstanding(a):

Institutional Class	$6.63
Class M	6.57
Administrative Class	6.66
Advisor Class	6.81

Cost of investments in securities	$943,157
Cost of investments in Affiliates	$426
Cost of foreign currency held	$2,439
Cost or premiums of financial derivative instruments, net	$254

* Includes repurchase agreements of:	$169,381

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO CommodityRealReturn® Strategy Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$23,974
Dividends from Investments in Affiliates	40
Total Income	24,014

Expenses:

Investment advisory fees	1,673
Supervisory and administrative fees	804
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	228
Distribution and/or servicing fees - Advisor Class	203
Trustee fees	14
Interest expense	7,142
Miscellaneous expense	3
Total Expenses	10,068
Waiver and/or Reimbursement by PIMCO	(688)
Net Expenses	9,380

Net Investment Income (Loss)	14,634

Net Realized Gain (Loss):

Investments in securities	206
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	(4,353)
Over the counter financial derivative instruments	81,568
Foreign currency	(93)

Net Realized Gain (Loss)	77,324

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(11,456)
Exchange-traded or centrally cleared financial derivative instruments	823
Over the counter financial derivative instruments	(22,840)
Foreign currency assets and liabilities	17

Net Change in Unrealized Appreciation (Depreciation)	(33,456)

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,502

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Consolidated Statements of Changes in Net Assets	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$14,634	$15,049
Net realized gain (loss)	77,324	39,658
Net change in unrealized appreciation (depreciation)	(33,456)	13,030

Net Increase (Decrease) in Net Assets Resulting from Operations	58,502	67,737

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,278)	(441)
Class M	(39)	(13)
Administrative Class	(21,961)	(7,054)
Advisor Class	(11,553)	(3,743)

Total Distributions(a)	(34,831)	(11,251)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	21,453	(231)

Total Increase (Decrease) in Net Assets	45,124	56,255

Net Assets:

Beginning of period	419,719	363,464
End of period	$464,843	$419,719

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$58,502

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(685,645)
Proceeds from sales of long-term securities	542,506
(Purchases) Proceeds from sales of short-term portfolio investments, net	(76,970)
(Increase) decrease in deposits with counterparty	1,312
(Increase) decrease in receivable for investments sold	124,779
(Increase) decrease in interest and/or dividends receivable	(314)
(Increase) decrease in dividends receivable from Affiliates	2
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(4,015)
Proceeds from (Payments on) over the counter financial derivative instruments	81,624
(Increase) decrease in reimbursement receivable from PIMCO	(40)
Increase (decrease) in payable for investments purchased	(28,070)
Increase (decrease) in deposits from counterparty	(11,132)
Increase (decrease) in accrued investment advisory fees	43
Increase (decrease) in accrued supervisory and administrative fees	20
Increase (decrease) in accrued distribution fees	3
Increase (decrease) in accrued servicing fees	3
Proceeds from (Payments on) foreign currency transactions	(76)
Net Realized (Gain) Loss
Investments in securities	(206)
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	4,353
Over the counter financial derivative instruments	(81,568)
Foreign currency	93
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	11,456
Exchange-traded or centrally cleared financial derivative instruments	(823)
Over the counter financial derivative instruments	22,840
Foreign currency assets and liabilities	(17)
Net amortization (accretion) on investments	(1,830)

Net Cash Provided by (Used for) Operating Activities	(43,166)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	84,994
Payments on shares redeemed	(101,357)
Cash distributions paid*	(1)
Proceeds from reverse repurchase agreements	882,712
Payments on reverse repurchase agreements	(875,752)
Proceeds from sale-buyback transactions	3,673,548
Payments on sale-buyback transactions	(3,620,020)

Net Cash Received from (Used for) Financing Activities	44,124

Net Increase (Decrease) in Cash and Foreign Currency	958

Cash and Foreign Currency:

Beginning of period	1,964
End of period	$2,922

* Reinvestment of distributions	$34,830

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$7,277

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 200.1%

CORPORATE BONDS & NOTES 1.5%

BANKING & FINANCE 0.5%

Blue Owl Capital Corp.
6.450% due 09/15/2028		$160	$162

Emirates NBD Bank PJSC
5.125% due 06/29/2031		600	598

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		600	600

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	300	340

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$400	402

UBS Group AG
0.650% due 01/14/2028 •	EUR	100	113

			2,215

INDUSTRIALS 0.9%

Beignet Investor LLC
6.581% due 05/30/2049		$1,800	1,837

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	300	340
6.375% due 06/15/2051		400	462

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		$1,700	1,696

			4,335

UTILITIES 0.1%

COX Asset Mexico SA de CV
7.125% due 01/08/2032		600	609

Total Corporate Bonds & Notes (Cost $7,037)			7,159

U.S. GOVERNMENT AGENCIES 17.6%

Federal Home Loan Mortgage Corp.
5.893% due 01/01/2034 •		1	1
5.957% due 07/01/2036 •		24	24
6.181% due 10/01/2036 •		10	10
6.195% due 09/01/2036 •		9	9

Federal Home Loan Mortgage Corp. REMICS
4.114% due 07/15/2044 •		85	84
4.568% due 11/25/2054 •		1,223	1,233
4.578% due 04/25/2055 - 06/25/2056 •		4,065	4,073
4.628% due 02/25/2055 •		1,107	1,116
4.778% due 03/25/2055 •		566	572
4.828% due 02/25/2055 •		1,107	1,121
5.128% due 06/25/2056 •		2,756	2,776

Federal Home Loan Mortgage Corp. STRIPS
4.157% due 09/15/2042 •		185	183

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 02/25/2045 •		15	14

Federal National Mortgage Association
4.967% due 10/01/2044 •		1	1
5.732% due 01/01/2036 •		7	7
6.155% due 11/01/2035 •		2	2
6.225% due 11/01/2034 •		3	3
6.529% due 07/01/2035 •		3	3

Federal National Mortgage Association REMICS
4.578% due 03/25/2055 •		1,165	1,175
4.628% due 07/25/2055 •		4,410	4,408
4.658% due 06/25/2055 •		1,601	1,614
4.828% due 12/25/2053 - 07/25/2055 •		2,009	2,031
6.039% due 05/25/2035 ~		3	4

Federal National Mortgage Association Trust
4.092% due 05/25/2042 •		1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association
3.500% due 12/20/2052 - 01/20/2056	$10,361	$9,343

Government National Mortgage Association REMICS
4.759% due 06/20/2055 •	3,321	3,363
4.898% due 04/20/2067 •	76	77
4.927% due 08/20/2068 •	272	273

U.S. Small Business Administration
5.510% due 11/01/2027	9	9

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056	12,100	11,302
4.500% due 07/01/2056	24,900	23,857
5.000% due 07/01/2056 - 08/01/2056	1,000	982
5.500% due 07/01/2056	7,100	7,124
6.000% due 08/01/2056	4,700	4,790

Total U.S. Government Agencies (Cost $81,636)		81,585

U.S. TREASURY OBLIGATIONS 115.8%

U.S. Treasury Bonds
4.750% due 02/15/2056 (f)	100	97

U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043	217	158
1.000% due 02/15/2046	2,951	2,168
1.375% due 02/15/2044 (j)	143	117
1.750% due 01/15/2028	9,810	9,745
2.125% due 02/15/2040 (f)	354	342
2.125% due 02/15/2054	108	95
2.500% due 01/15/2029 (h)(j)	2,543	2,576
3.875% due 04/15/2029	915	961
0.125% due 10/15/2026 (f)	12,829	12,761
0.125% due 04/15/2027 (f)	17,449	17,109
0.125% due 01/15/2030 (f)	23,550	22,121
0.125% due 07/15/2030 (f)	25,944	24,247
0.125% due 01/15/2031	6,395	5,908
0.125% due 01/15/2032 (f)	15,493	14,030
0.250% due 07/15/2029 (f)	21,085	20,116
0.375% due 01/15/2027 (f)	26,614	26,266
0.375% due 07/15/2027 (f)	32,362	31,824
0.500% due 01/15/2028 (f)	27,301	26,610
0.625% due 07/15/2032	115	106
0.750% due 07/15/2028 (f)	11,247	11,000
0.875% due 01/15/2029 (f)	35,599	34,641
1.125% due 10/15/2030 (f)	33,655	32,688
1.250% due 04/15/2028 (f)	33,298	32,769
1.250% due 04/15/2031 (f)	31,560	30,586
1.375% due 07/15/2033	2,412	2,314
1.625% due 10/15/2027 (f)	27,816	27,687
1.625% due 10/15/2029 (f)	38,726	38,467
1.625% due 04/15/2030 (f)	33,047	32,655
1.750% due 01/15/2034	2,383	2,329
1.875% due 07/15/2034 (f)	1,379	1,360
1.875% due 07/15/2035 (f)	3,007	2,941
2.125% due 04/15/2029 (f)(h)	38,534	38,653
2.125% due 01/15/2035	2,532	2,527
2.375% due 10/15/2028 (f)	29,891	30,220

U.S. Treasury Notes
4.125% due 02/15/2036	40	39

Total U.S. Treasury Obligations (Cost $546,008)		538,233

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%

Alliance Bancorp Trust
4.243% due 07/25/2037 •	100	91

Banc of America Mortgage Trust
4.779% due 06/25/2035 ~	8	7
5.079% due 11/25/2035 ~	4	4

Bear Stearns ARM Trust
4.073% due 07/25/2036 ~	14	12
4.590% due 03/25/2035 ~	15	14
6.470% due 01/25/2035 ~	24	24

CHL Mortgage Pass-Through Trust
4.583% due 10/20/2035 ~	570	552

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
4.445% due 09/25/2037 ~		$76	$73

Countrywide Alternative Loan Trust
3.949% due 12/20/2046 •		420	380
4.003% due 06/25/2036 •		226	219
5.000% due 07/25/2035		33	17
6.000% due 02/25/2037		116	42

CSMC Trust
4.909% due 10/26/2036 ~		20	19

Eurosail-U.K. PLC
4.816% due 06/13/2045 •	GBP	26	34

First Horizon Alternative Mortgage Securities Trust
5.315% due 06/25/2034 ~		$2	2
6.000% due 02/25/2037		37	12

Government National Mortgage Association REMICS
4.389% due 10/20/2075 •		4,018	4,051

GreenPoint Mortgage Funding Trust
4.123% due 09/25/2046 •		53	51
4.303% due 11/25/2045 •		2	2

GSR Mortgage Loan Trust
6.449% due 01/25/2035 ~		4	4

HarborView Mortgage Loan Trust
4.234% due 03/19/2036 •		15	14

IndyMac INDA Mortgage Loan Trust
4.755% due 11/25/2035 ~		3	3

JP Morgan Mortgage Trust
5.114% due 02/25/2035 ~		9	9
5.923% due 08/25/2035 ~		8	8
6.186% due 07/25/2035 ~		1	1

MASTR Adjustable Rate Mortgages Trust
5.370% due 11/21/2034 ~		3	3

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.480% due 09/15/2030 •		6	4

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		307	297

RALI Trust
4.655% due 10/25/2037 ~		17	14
5.104% due 09/25/2045 •		33	28

Residential Asset Securitization Trust
4.163% due 05/25/2035 •		46	27

Sequoia Mortgage Trust
4.154% due 07/20/2036 •		29	25
5.112% due 04/25/2056 •		2,507	2,509

Structured Adjustable Rate Mortgage Loan Trust
5.144% due 01/25/2035 •		4	4
5.923% due 02/25/2034 ~		2	2

Structured Asset Mortgage Investments II Trust
4.183% due 04/25/2036 •		2	2
4.414% due 10/19/2034 •		2	2

WaMu Mortgage Pass-Through Certificates Trust
4.514% due 05/25/2047 •		70	61
4.679% due 12/25/2035 ~		19	18

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.500% due 08/25/2035		8	7

Total Non-Agency Mortgage-Backed Securities (Cost $8,667)			8,648

ASSET-BACKED SECURITIES 7.9%

CMBS OTHER 0.8%

Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		293	293

MF1 LLC
4.957% due 02/18/2040 •		1,500	1,501
5.789% due 06/19/2037 •		389	389

PFP Ltd.
5.126% due 12/18/2042 •		1,500	1,507

			3,690

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 0.7%

ABFC Trust
4.043% due 10/25/2036 •	$522	$484

Argent Mortgage Loan Trust
4.243% due 05/25/2035 •	42	39

Argent Securities Trust
4.063% due 07/25/2036 •	187	170
4.083% due 05/25/2036 •	530	125

CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	340	343

Citigroup Mortgage Loan Trust, Inc.
4.223% due 12/25/2036 •	32	22

Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •	50	50
4.963% due 10/25/2035 •	2	2

Countrywide Asset-Backed Certificates Trust
3.953% due 11/25/2037 •	321	305
4.503% due 08/25/2047 •	60	59

Credit-Based Asset Servicing & Securitization LLC
3.819% due 07/25/2037 •	7	5
3.919% due 07/25/2037 •	29	20

Ellington Loan Acquisition Trust
4.863% due 05/25/2037 •	9	9

Fremont Home Loan Trust
4.033% due 10/25/2036 •	65	59

GSAA Trust
6.720% due 03/25/2046 þ	33	17

GSAMP Trust
3.903% due 12/25/2036 •	38	19
4.738% due 03/25/2035 •	58	56

Home Equity Asset Trust
4.438% due 02/25/2036 •	129	127

JP Morgan Mortgage Acquisition Trust
4.183% due 10/25/2036 •	3	3

Long Beach Mortgage Loan Trust
4.003% due 08/25/2036 •	436	174

MASTR Asset-Backed Securities Trust
4.063% due 10/25/2036 •	156	49

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~	39	22
6.410% due 11/25/2036 þ	653	135

New Century Home Equity Loan Trust
4.528% due 02/25/2035 •	56	56

Renaissance Home Equity Loan Trust
4.863% due 09/25/2037 •	852	331

Residential Asset Securities Corporation Trust
4.223% due 06/25/2036 •	102	100
4.258% due 04/25/2036 •	2	2

Saxon Asset Securities Trust
4.073% due 09/25/2037 •	52	50

Securitized Asset-Backed Receivables LLC Trust
4.063% due 07/25/2036 •	254	96
4.083% due 07/25/2036 •	123	39

Soundview Home Loan Trust
3.963% due 06/25/2037 •	467	333

		3,301

WHOLE LOAN COLLATERAL 0.5%

Citigroup Mortgage Loan Trust, Inc.
4.258% due 10/25/2036 •	349	346

IndyMac INDB Mortgage Loan Trust
3.903% due 07/25/2036 •	205	62

Lehman XS Trust
4.083% due 05/25/2036 •	57	52
4.421% due 06/25/2036 þ	59	58
6.063% due 12/25/2037 •	248	257

Securitized Asset-Backed Receivables LLC Trust
4.203% due 10/25/2036 •	3,535	1,151
4.263% due 05/25/2036 •	395	211

		2,137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 5.9%

Arbour CLO VI DAC
3.433% due 11/15/2037 •	EUR	1,000	$1,144

Bayfront Iabs VIII Pte. Ltd.
4.992% due 07/11/2047 «•		$1,300	1,300

Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •		2,200	2,201

CarVal CLO III Ltd.
4.665% due 07/20/2032 •		1,537	1,538

Dryden 52 Euro CLO DAC
3.143% due 05/15/2034 •	EUR	111	127

Dryden 69 Euro CLO DAC
3.218% due 10/18/2034 •		1,900	2,173

Elevation CLO Ltd.
4.797% due 07/25/2034 •		$500	501

Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •		1,500	1,500

Euro-Galaxy III CLO DAC
2.781% due 04/24/2034 •	EUR	282	322

Hayfin Emerald CLO VI DAC
3.454% due 10/15/2038 •		2,000	2,287

Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •		2,100	2,402

LCM 29 Ltd.
5.005% due 04/15/2031 •		$35	35

Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •		1,600	1,601

OCP Euro CLO DAC
3.468% due 10/20/2039 •	EUR	600	686

Providus CLO VIII DAC
3.415% due 11/20/2038 •		2,900	3,315

Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		$2,000	2,002

SLM Student Loan Trust
4.480% due 10/25/2064 •		183	183

St. Paul’s CLO II DAC
3.145% due 10/25/2035 •	EUR	500	572

Tikehau CLO V DAC
3.404% due 10/15/2038 •		500	572

Tikehau CLO X DAC
3.483% due 04/20/2038 •		1,300	1,488

Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		$193	194

Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •		936	935

Voya Euro CLO II DAC
3.164% due 07/15/2035 •	EUR	400	457

			27,535

Total Asset-Backed Securities (Cost $38,174)			36,663

SOVEREIGN ISSUES 10.6%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		$600	598
4.875% due 04/30/2029		300	302
5.000% due 04/30/2034		300	305

Brazil Government International Bonds
4.000% due 04/23/2030	EUR	300	344

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (b)	BRL	32,017	5,999
0.000% due 04/01/2027 (b)		19,391	3,414

Canada Government Real Return Bonds
4.250% due 12/01/2026 (c)	CAD	1,148	822

Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	100	122

French Republic Government Bonds OAT
0.100% due 07/25/2031 (c)		3,268	3,563
0.100% due 07/25/2036 (c)		2,461	2,421

Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (c)		5,141	5,390
0.400% due 05/15/2030 (c)		765	852
1.800% due 05/15/2036 (c)		3,089	3,544

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (c)	JPY	200,655	$1,184
0.005% due 03/10/2035 (c)		102,525	596
0.100% due 03/10/2028 (c)		385,499	2,380
0.100% due 03/10/2029 (c)		970,690	5,967

Japan Government Thirty Year Bonds
3.400% due 12/20/2055		410,000	2,301

Kuwait International Government Bonds
4.804% due 04/20/2033		$700	699

U.K. Gilts
4.000% due 10/22/2031	GBP	6,500	8,484

Total Sovereign Issues (Cost $53,086)			49,287

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 (d)		230,000	232

Total Preferred Securities (Cost $230)			232

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 44.8%

REPURCHASE AGREEMENTS (e) 36.4%
			169,381

U.S. TREASURY BILLS 8.4%
3.702% due 07/28/2026 - 08/27/2026 (a)(b)(j)		$39,087	38,937

Total Short-Term Instruments (Cost $208,319)			208,318

Total Investments in Securities (Cost $943,157)			930,125

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III		43,719	426

Total Short-Term Instruments (Cost $426)			426

Total Investments in Affiliates (Cost $426)			426

Total Investments 200.2% (Cost $943,583)			$930,551

Financial Derivative Instruments (g)(i) (4.3)% (Cost or Premiums, net $254)			(20,188)

Other Assets and Liabilities, net (95.9)%			(445,520)

Net Assets 100.0%			$464,843

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$165,400	U.S. Treasury Notes 1.125% - 4.000% due 10/31/2026 - 02/28/2030	$(168,576)	$165,400	$165,417
JPS	3.640	06/24/2026	07/02/2026	3,981	U.S. Treasury Inflation-Indexed Notes 1.875% due 07/15/2034	(4,010)	3,981	3,983

Total Repurchase Agreements						$(172,586)	$169,381	$169,400

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	3.710%	06/04/2026	07/02/2026	$(813)	$(815)
	3.740	06/22/2026	07/06/2026	(2,197)	(2,199)
	3.740	06/30/2026	07/01/2026	(243)	(243)
JPS	3.740	06/23/2026	07/07/2026	(3,700)	(3,703)

Total Reverse Repurchase Agreements					$(6,960)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	3.740%	06/25/2026	07/16/2026	$(78,097)	$(78,146)
	3.740	07/15/2026	07/16/2026	(78)	(78)
	3.750	07/01/2026	07/02/2026	(133,753)	(133,753)
	3.760	06/24/2026	07/01/2026	(32,981)	(33,005)
BPS	3.720	06/05/2026	07/06/2026	(134,369)	(134,730)
	3.730	06/16/2026	07/07/2026	(131,513)	(131,717)
	3.740	06/22/2026	07/06/2026	(54,018)	(54,069)

Total Sale-Buyback Transactions					$(565,498)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$165,417	$0	$0	$165,417	$(168,576)	$(3,159)
DEU	0	(3,257)	0	(3,257)	3,249	(8)
JPS	3,983	(3,703)	0	280	(310)	(30)

Master Securities Forward Transaction Agreement
BCY	0	0	(244,982)	(244,982)	244,372	(610)
BPS	0	0	(320,516)	(320,516)	319,446	(1,070)

Total Borrowings and Other Financing Transactions	$169,400	$(6,960)	$(565,498)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(243)	$(6,717)	$0	$0	$(6,960)

Total	$(243)	$(6,717)	$0	$0	$(6,960)

Sale-Buyback Transactions
U.S. Treasury Obligations	(33,005)	(532,493)	0	0	(565,498)

Total	$(33,005)	$(532,493)	$0	$0	$(565,498)

Total Borrowings	$(33,248)	$(539,210)	$0	$0	$(572,458)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(572,458)

(f)	Securities with an aggregate market value of $570,971 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(362,823) at a weighted average interest rate of 3.748%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(315) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Silver December 2026 Futures	$65.000	11/24/2026	10	$50	$(472)	$(250)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	10	50	(468)	(469)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	5	25	(83)	(23)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	4	20	(42)	(11)

Total Written Options					$(1,065)	$(753)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent 1st Line vs. Dubai 1st Line Futures	09/2026	6	$19	$(1)	$0	$0
Brent 1st Line vs. Dubai 1st Line Futures	10/2026	3	8	(4)	0	0
California Carbon Allowance Vintage Futures	12/2026	429	14,140	531	0	(64)
Carbon Emissions Futures	12/2026	10	916	54	16	(17)
CBOT Corn Futures	12/2026	18	392	(5)	5	0
CBOT Soybean Futures	11/2026	16	915	(44)	4	0
CBOT Soybean Futures	01/2027	7	406	(3)	2	0
CBOT Soybean Meal Futures	12/2026	77	2,334	(138)	2	0
CBOT Soybean Oil Futures	01/2027	1	39	(3)	0	(1)
CBOT Wheat Futures	12/2026	6	181	(22)	2	0
CME Live Cattle Futures	10/2026	11	1,041	6	0	(3)
COMEX Copper Futures	09/2026	1	156	(8)	2	0
COMEX Gold 100 Troy Ounces Futures	08/2026	13	5,250	(200)	0	(1)
Eurex 10 Year Euro BUND Futures	09/2026	56	8,148	82	0	(8)
Eurex 2 Year Euro SCHATZ Futures	09/2026	78	9,443	8	0	(4)
Euro-BTP Italian Bond Futures	09/2026	98	13,364	117	0	(7)
ICE Brent Crude Oil Futures	07/2026	19	1,386	(61)	0	(18)
ICE Brent Crude Oil Futures	04/2027	6	426	(17)	0	(2)
ICE Brent Crude Oil Futures	10/2027	12	841	(29)	0	(4)
ICE Gas Oil Futures	12/2026	2	161	(9)	2	0
ICE Natural Gas Futures	08/2026	5	210	7	12	0
ICE U.S. - Henry Ld1 Fixed Price Futures	12/2030	1	11	3	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	01/2031	1	10	2	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	02/2031	1	8	0	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	03/2031	1	7	(1)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	04/2031	1	7	(1)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	05/2031	1	8	(1)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	06/2031	1	8	0	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	07/2031	1	8	0	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	08/2031	1	8	0	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	09/2031	1	8	0	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	10/2031	1	9	1	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	11/2031	1	10	2	0	0
KCBT Hard Red Winter Wheat Futures	09/2026	28	875	(21)	15	0
KCBT Hard Red Winter Wheat Futures	12/2026	8	256	(7)	4	0
LME Zinc Futures	09/2026	3	268	3	3	0
NYBOT CSC Cocoa Futures	09/2026	6	305	53	7	0
NYBOT CTN Number 2 Cotton Futures	12/2026	4	154	2	1	0
NYMEX Henry Hub Natural Gas Futures	08/2026	19	607	4	13	0
NYMEX Henry Hub Natural Gas Futures	09/2026	3	96	3	2	0
NYMEX Henry Hub Natural Gas Futures	01/2027	3	119	(11)	1	0
NYMEX Light Sweet Crude Oil Futures	11/2026	1	68	(4)	0	(1)
NYMEX Light Sweet Crude Oil Futures	11/2027	2	132	(8)	0	(1)
NYMEX Light Sweet Crude Oil Futures	11/2029	11	706	(29)	0	(2)
NYMEX Platinum Futures	10/2026	14	1,096	(61)	0	(19)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	2	189	(5)	0	(1)
SFE 10 Year Australian Bond Futures	09/2026	77	5,854	83	11	(13)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	08/2026	14	139	(3)	0	0
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	29	287	(16)	1	0
Three-Month SOFR Futures	03/2027	195	46,781	(10)	0	(15)
TTF Natural Gas Base Load Monthly Futures	08/2026	10	359	5	11	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	71	7,985	52	0	(26)
Ultra U.S. Treasury Bond Futures	09/2026	117	13,590	233	0	(88)

				$529	$116	$(295)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent 1st Line vs. Dubai 1st Line Futures	07/2026	1	$(5)	$3	$0	$0
Brent 1st Line vs. Dubai 1st Line Futures	08/2026	8	(32)	12	1	0
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	22	(2,418)	0	7	0
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	201	(41,433)	49	21	0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	53	(5,673)	11	10	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT Corn Futures	09/2026	121	$(2,521)	$367	$0	$(39)
CBOT Corn Futures	12/2027	20	(470)	0	0	(5)
CBOT Soybean Meal Futures	01/2027	2	(61)	0	0	0
CBOT Soybean Oil Futures	12/2026	5	(196)	13	4	0
CBOT U.S. Long Bond Futures	09/2026	189	(21,452)	(597)	124	0
CBOT Wheat Futures	09/2026	41	(1,208)	97	0	(20)
CME Lean Hogs Futures	10/2026	26	(853)	0	0	(4)
COMEX Silver Futures	09/2026	14	(4,195)	186	0	(90)
Eurex 30 Year Euro BUXL Futures	09/2026	19	(2,415)	(51)	6	0
Eurex 5 Year Euro BOBL Futures	09/2026	77	(10,151)	(51)	7	0
French Government Bond Futures	09/2026	170	(23,305)	(90)	41	0
ICE Brent Crude Oil Futures	08/2026	15	(1,095)	64	12	0
ICE Brent Crude Oil Futures	10/2026	9	(655)	59	5	0
ICE Brent Crude Oil Futures	10/2028	1	(70)	1	0	0
ICE Brent Crude Oil Futures	10/2029	8	(557)	22	0	0
ICE Gas Oil Futures	08/2026	1	(91)	12	0	(2)
ICE WTI Crude Oil Futures Contract	11/2027	4	(263)	13	2	0
LME Lead Futures	09/2026	7	(327)	11	11	0
LME Nickel Futures	09/2026	2	(195)	0	0	0
LME Primary Aluminum Futures	09/2026	8	(617)	42	42	0
NYBOT CSC C Coffee Futures	09/2026	3	(334)	(34)	0	(21)
NYBOT CSC C Coffee Futures	12/2026	4	(423)	(29)	0	(28)
NYBOT CSC Number 11 World Sugar Futures	02/2027	24	(424)	7	0	(1)
NYMEX Henry Hub Natural Gas Futures	07/2026	21	(688)	(8)	0	(20)
NYMEX Henry Hub Natural Gas Futures	12/2026	1	(44)	4	0	0
NYMEX Light Sweet Crude Oil Futures	08/2026	2	(139)	31	2	0
NYMEX Light Sweet Crude Oil Futures	11/2028	13	(843)	55	4	0
NYMEX Palladium Futures	09/2026	2	(242)	25	2	0
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	08/2026	2	(229)	1	1	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	07/2026	1	(1)	13	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	08/2026	1	(1)	13	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	09/2026	1	0	14	0	0
TSE Japanese 10 Year Bond Futures	09/2026	12	(9,430)	(24)	34	0

				$241	$336	$(230)

Total Futures Contracts				$770	$452	$(525)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	10,100	$(213)	$87	$(126)	$0	$(7)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		4,700	(47)	(71)	(118)	0	(6)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		4,240	(175)	37	(138)	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	18	(2)	16	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		640,000	80	0	80	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		309,000	127	20	147	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		$1,500	(104)	34	(70)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		1,590	(108)	36	(72)	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		14,990	68	266	334	32	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.997	Annual	11/30/2030		7,000	0	22	22	0	(16)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		8,390	(14)	(13)	(27)	19	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	11/30/2030		7,940	0	31	31	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		700	(1)	7	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		3,400	0	71	71	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,550	69	6	75	6	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		17,600	(62)	80	18	88	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,850	445	222	667	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		100	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		4,600	64	84	148	49	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		200	0	6	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		4,234	32	59	91	45	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		500	0	11	11	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,400	350	165	515	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	506	990	1,496	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	212	273	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		200	0	5	5	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.120%	Annual	09/03/2027	EUR	11,300	$0	$(55)	$(55)	$2	$0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		20,730	(419)	45	(374)	0	(27)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	426	122	548	1	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	449	128	577	1	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	850	244	1,094	2	0
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		3,210	134	(127)	7	3	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		6,090	98	12	110	8	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027		2,000	7	15	22	2	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	23	16	39	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		100	1	2	3	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		2,200	0	39	39	2	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		130	(28)	(2)	(30)	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		140	(1)	(1)	(2)	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		900	(2)	6	4	1	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,200	(2)	10	8	2	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		80	(3)	2	(1)	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	(23)	7	(16)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	(9)	13	4	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(28)	46	18	0	(1)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	(8)	12	4	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	(19)	16	(3)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	22	39	61	0	(1)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		300	32	14	46	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	16	9	25	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	40	18	58	0	(1)
Pay	CPURNSA	3.435	Maturity	08/01/2026		$2,700	0	(21)	(21)	1	0
Pay	CPURNSA	3.434	Maturity	08/27/2026		2,600	0	(11)	(11)	5	0
Pay	CPURNSA	0.000	Maturity	05/06/2027		5,700	0	14	14	1	0
Pay	CPURNSA	0.000	Maturity	07/02/2027		5,000	0	0	0	0	(1)
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	(215)	(64)	(279)	1	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	(158)	(47)	(205)	1	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	(223)	(68)	(291)	1	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		600	89	23	112	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	44	12	56	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	42	11	53	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	(74)	(23)	(97)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	(70)	(22)	(92)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	(163)	(49)	(212)	1	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	(184)	(65)	(249)	1	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		630	(55)	(20)	(75)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	(83)	(29)	(112)	1	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	(83)	(30)	(113)	1	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	(158)	(56)	(214)	3	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	68	30	98	0	(4)
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	27	13	40	0	(2)
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	(127)	(34)	(161)	1	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	(54)	(13)	(67)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	(359)	(88)	(447)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	896	216	1,112	5	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	390	(47)	38	(9)	0	(1)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	2,300	1	(2)	(1)	4	0
Pay	UKRPI	3.500	Maturity	08/15/2034		1,600	9	32	41	0	(6)
Pay	UKRPI	3.466	Maturity	09/15/2034		700	0	13	13	0	(3)

Total Swap Agreements							$1,775	$2,761	$4,536	$432	$(105)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$468	$432	$900	$(753)	$(650)	$(105)	$(1,508)

(h)	Securities with an aggregate market value of $3,489 and cash of $4,723 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information
(2)	Unsettled variation margin asset of $16 and liability of $(125) for closed futures is outstanding at period end.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	334		$238	$8	$0
	07/2026	CNH	407		60	0	0
	07/2026	NZD	2,572		1,519	58	0
	07/2026		$52	CAD	74	0	0
	07/2026		1,304	NZD	2,308	7	0
	08/2026	CAD	74		$52	0	0
	08/2026	NZD	2,308		1,306	0	(7)

BOA	07/2026	BRL	52		10	0	0
	07/2026	JPY	22,159		139	3	0
	07/2026	KRW	39,322		26	0	0
	07/2026	NOK	935		95	0	0
	07/2026		$10	BRL	52	0	0
	07/2026		342	CNH	2,313	0	(1)
	07/2026		371	NOK	3,450	0	(23)
	07/2026		32	PLN	121	0	0
	08/2026	ILS	580		$195	0	0
	08/2026		$53	INR	5,032	0	0
	09/2026	INR	2,522		$27	0	0
	09/2026	MXN	705		40	0	0
	10/2026	BRL	1,300		238	0	(9)

BPS	07/2026		23,363		4,470	1	(56)
	07/2026	CHF	302		384	10	0
	07/2026	CNH	1,947		288	1	0
	07/2026	GBP	397		534	8	0
	07/2026	IDR	37,883,709		2,114	1	(2)
	07/2026	ILS	1,264		429	4	0
	07/2026	INR	72,800		758	0	(11)
	07/2026	JPY	104,356		654	12	0
	07/2026	KRW	177,327		116	2	0
	07/2026	THB	10,225		312	4	0
	07/2026		$605	AUD	878	3	0
	07/2026		4,510	BRL	23,363	67	(51)
	07/2026		551	GBP	411	0	(6)
	07/2026		846	IDR	15,140,510	1	0
	07/2026		1,964	INR	186,182	4	(3)
	07/2026		469	KRW	718,579	0	(4)
	07/2026		92	ZAR	1,517	0	0
	08/2026	IDR	4,132,268		$230	0	0
	08/2026	ILS	120		40	0	0
	08/2026		$150	BRL	784	1	0
	08/2026		445	INR	42,269	0	0
	09/2026	IDR	4,816,268		$265	0	(2)
	09/2026	THB	19,399		596	9	0
	09/2026		$1,452	IDR	25,733,608	2	(26)
	09/2026		255	INR	24,239	0	(1)
	09/2026		353	THB	11,506	0	(4)
	10/2026	BRL	9,617		$1,767	4	(60)
	12/2026		$178	IDR	3,237,280	1	0
	04/2027	BRL	14,491		$2,687	43	0

BRC	07/2026	ILS	667		226	1	0
	07/2026	NZD	3,735		2,209	88	0
	07/2026		$584	SGD	754	0	(1)
	07/2026		1,134	TRY	53,925	6	0
	07/2026		461	ZAR	7,493	0	(5)

BSH	07/2026	BRL	400		$77	0	0
	07/2026	JPY	397,207		2,498	55	0
	07/2026		$80	BRL	400	0	(3)
	07/2026		2,259	NZD	3,998	12	0
	08/2026	NZD	3,998		$2,262	0	(12)
	09/2026		$5,260	BRL	26,978	0	(111)
	10/2026	BRL	18,600		$3,433	0	(92)
	04/2027		400		76	3	0

CBK	07/2026	IDR	1,177,843		66	0	0
	07/2026	ILS	1,409		485	11	0
	07/2026	INR	47,619		505	2	0
	07/2026	NOK	1,160		125	8	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$387	EUR	332	$0	$(8)
	07/2026		424	IDR	7,605,259	1	0
	07/2026		491	INR	47,619	12	0
	07/2026		59	KRW	89,611	0	(1)
	07/2026		168	PLN	613	0	(5)
	07/2026		85	SEK	787	0	(4)
	08/2026	ILS	1,967		$685	23	0
	08/2026		$109	ILS	323	0	0
	08/2026		83	INR	7,853	0	0
	09/2026	IDR	17,954,576		$995	0	(2)
	09/2026	INR	4,830		50	0	(1)
	09/2026	THB	10,283		311	0	(1)
	09/2026		$436	COP	1,689,019	49	0
	09/2026		281	IDR	5,012,371	0	(3)
	09/2026		121	MXN	2,171	2	0
	12/2026		571	IDR	10,374,472	1	0

DUB	07/2026	IDR	989,541		$55	0	0
	07/2026	INR	11,418		121	0	0
	07/2026		$81	INR	7,783	1	0
	07/2026		22	NOK	205	0	(1)
	07/2026		167	PLN	621	0	(2)
	07/2026		215	ZAR	3,484	0	(3)
	09/2026	IDR	13,841,555		$768	0	0
	09/2026		$205	IDR	3,729,681	2	0
	09/2026		121	INR	11,495	0	0
	12/2026		193	IDR	3,502,517	0	0

FAR	07/2026	CNH	1,937		$286	1	0
	07/2026	GBP	4,142		5,570	76	0
	07/2026	INR	14,566		154	1	0
	07/2026	JPY	9,213		58	1	0
	07/2026	SEK	469		48	0	0
	07/2026	SGD	8,264		6,478	90	0
	07/2026		$775	CNH	5,270	1	0
	07/2026		153	INR	14,566	1	0
	07/2026		10,993	JPY	1,778,710	0	(54)
	07/2026		1,033	PLN	3,787	0	(26)
	07/2026		301	ZAR	4,964	2	0
	08/2026	CNH	5,258		$775	0	(1)
	08/2026	ILS	1,169		408	15	0
	08/2026	JPY	1,774,055		10,993	54	0
	08/2026		$48	SEK	468	0	0
	09/2026		75	INR	7,147	1	0
	09/2026		99	MXN	1,740	0	0

GLM	07/2026	BRL	9,100		$1,686	0	(76)
	07/2026	IDR	7,302,871		408	0	0
	07/2026	KRW	155,219		101	0	0
	07/2026		$1,781	BRL	9,100	4	(23)
	07/2026		4,988	CAD	7,098	17	0
	07/2026		407	IDR	7,302,871	1	0
	07/2026		101	KRW	155,197	0	0
	08/2026	CAD	7,088		$4,988	0	(17)
	08/2026		$202	INR	19,407	2	0
	09/2026	IDR	7,345,637		$407	0	0
	09/2026	MXN	555		32	0	0
	09/2026	THB	25,827		800	18	0
	09/2026		$958	IDR	17,200,357	2	(6)
	09/2026		769	INR	73,895	8	0
	09/2026		168	MXN	2,931	0	(2)
	04/2027	BRL	3,700		$691	16	0

JPM	07/2026	AUD	1,444		1,029	30	0
	07/2026	BRL	9,819		1,875	4	(31)
	07/2026	ILS	2,444		819	0	(3)
	07/2026	INR	1,982		21	0	0
	07/2026	KRW	47,964		31	0	0
	07/2026	NOK	1,534		155	0	0
	07/2026		$1,898	BRL	9,819	5	(1)
	07/2026		247	GBP	184	0	(3)
	07/2026		62	IDR	1,113,694	0	0
	07/2026		372	ILS	1,045	0	(20)
	07/2026		21	INR	1,982	0	0
	07/2026		46	KRW	71,201	0	0
	07/2026		1,455	PLN	5,303	0	(45)
	07/2026		236	THB	7,890	2	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	ILS	3,565		$1,229	$30	$0
	08/2026		$176	INR	16,747	0	0
	08/2026		155	NOK	1,535	0	0
	09/2026	IDR	1,119,883		$62	0	0
	09/2026	INR	66,551		699	1	(1)
	09/2026	MXN	13,311		762	6	0
	09/2026	THB	21,235		650	9	(2)
	09/2026	TWD	863		27	0	0
	09/2026		$393	INR	37,439	0	0
	09/2026		5,765	MXN	100,193	0	(71)
	10/2026	BRL	2,500		$455	0	(19)
	10/2026		$1,228	BRL	6,458	0	(4)
	12/2026	MXN	362		$21	0	0
	12/2026		$268	MXN	4,738	0	(1)
	04/2027	BRL	800		$147	1	0

MBC	07/2026	AUD	6		4	0	0
	07/2026	CHF	2,781		3,533	93	(2)
	07/2026	EUR	384		440	2	0
	07/2026	IDR	100,194		6	0	0
	07/2026	INR	11,463		121	0	0
	07/2026	JPY	370,116		2,329	53	0
	07/2026	KRW	676,816		446	9	0
	07/2026	NOK	495		50	0	0
	07/2026	SEK	286		29	0	0
	07/2026		$345	AUD	500	1	0
	07/2026		283	EUR	245	0	(3)
	07/2026		6	IDR	100,194	0	0
	07/2026		187	INR	18,040	3	0
	07/2026		52	NOK	486	0	(3)
	08/2026	AUD	500		$345	0	(1)
	08/2026		$62	INR	5,932	0	0
	08/2026		50	NOK	495	0	0
	08/2026		29	SEK	286	0	0
	09/2026	THB	5,640		$169	0	(2)
	09/2026		$1,107	INR	106,037	7	(1)

NGF	07/2026	IDR	6,759,679		$378	0	0
	07/2026		$379	IDR	6,759,679	0	(1)
	07/2026		189	INR	18,207	3	0
	07/2026		270	TRY	12,710	1	0
	09/2026	IDR	6,797,588		$379	2	0
	09/2026		$205	IDR	3,643,424	0	(3)

SCX	07/2026	INR	8,990		$95	0	0
	07/2026		$144	IDR	2,583,111	0	0
	07/2026		249	INR	23,875	3	0
	07/2026		553	JPY	87,900	0	(13)
	08/2026		503	INR	48,204	5	0
	09/2026	IDR	8,001,059		$443	0	(1)
	09/2026	THB	10,833		334	6	0
	09/2026		$522	IDR	9,370,903	1	(3)
	09/2026		95	INR	9,050	0	0

SOG	07/2026	CNH	3,292		$487	2	0
	07/2026	EUR	30,772		35,896	736	0
	07/2026	GBP	144		191	0	(1)
	07/2026	JPY	963,778		6,067	139	0
	07/2026		$280	AUD	405	1	0
	07/2026		3,938	CHF	3,186	5	0
	07/2026		34,784	EUR	30,579	156	0
	07/2026		5,808	SGD	7,521	6	0
	08/2026	AUD	405		$280	0	(1)
	08/2026	CAD	59		42	0	0
	08/2026	CHF	3,174		3,938	0	(5)
	08/2026	EUR	30,579		34,830	0	(156)
	08/2026	SGD	7,504		5,808	0	(6)
	08/2026		$191	GBP	144	1	0

SSB	07/2026	CAD	7,296		$5,291	147	0
	07/2026	CHF	103		130	4	0
	07/2026		$46	CAD	65	0	0
	07/2026		5,414	GBP	4,096	19	0
	08/2026	CAD	65		$46	0	0
	08/2026	GBP	4,096		5,414	0	(19)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026		$456	COP	1,740,967	$47	$0

UAG	07/2026		170	PLN	623	0	(5)
	09/2026	MXN	869		$50	0	0
	09/2026	THB	1,267		39	0	0
	12/2026	COP	3,478,243		891	0	(87)

Total Forward Foreign Currency Contracts						$2,382	$(1,240)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(25)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(2)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(13)	(11)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,500	(113)	(15)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,500	(113)	(118)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,000	(46)	(10)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,000	(46)	(35)

SOG	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.000	08/27/2026	4,900	(28)	(23)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Pay	4.500	08/27/2026	4,900	(28)	(8)

							$(400)	$(222)

Total Written Options							$(455)	$(247)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$9	$0	$0	$0	$0

GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4	0	0	0	0

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	2	1	0

						$(1)	$2	$1	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive(5)	BACVWSAV Index «	2,344	(0.555%)	Monthly	09/30/2026	$393	$0	$(1)	$0	$(1)

BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	03/15/2027	2,216	$0	$5	$5	$0
	Receive	BCOMF1TC Index(7)	140,482	3.800% (SOFR plus a specified spread)	Monthly	06/15/2027	19,981	0	(784)	0	(784)
	Receive	BCOMTR Index	55,003	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	18,095	0	(747)	0	(747)

CBK	Receive	BCOMF1TC Index	421	3.800% (SOFR plus a specified spread)	Monthly	06/15/2027	68	0	(3)	0	(3)
	Receive	BCOMTR Index	4,763	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	1,567	0	(65)	0	(65)
	Receive	CIXBSTR3 Index(8)	118,366	3.810% (SOFR plus a specified spread)	Monthly	06/15/2027	42,508	0	(1,769)	0	(1,769)

CIB	Receive	BCOMTR Index	11,132	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	3,662	0	(151)	0	(151)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	SPGCINP Index	721	(0.077%) %	Monthly	01/15/2027	$199	$0	$10	$10	$0
	Receive	BCOMF1NTC Index	1,176	3.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2027	425	0	3	3	0
	Receive	BCOMF1TC Index(9)	102,940	3.800% (SOFR plus a specified spread)	Monthly	04/15/2027	54,248	0	(2,128)	0	(2,128)
	Receive	CMDSKEWLS Index	11,165	0.250%	Monthly	04/15/2027	7,556	0	(438)	0	(438)

JPM	Receive	JMABNIC5 Index(10)	61,603	0.000%	Monthly	07/15/2026	14,736	0	(662)	0	(662)
	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	01/29/2027	3,792	0	0	0	0
	Receive	BCOMF1TC Index(11)	21,991	3.810% (SOFR plus a specified spread)	Monthly	06/15/2027	6,061	0	(238)	0	(238)

MAC	Receive	PIMCODB Index	200,698	0.000%	Monthly	08/17/2026	49,902	0	(2,275)	0	(2,275)
	Receive	BCOMTR Index	5,094	3.790% (SOFR plus a specified spread)	Monthly	06/15/2027	1,676	0	(69)	0	(69)

MEI	Receive	BCOMTR Index	25,738	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	8,467	0	(350)	0	(350)
	Receive	BCOMTR2 Index(12)	292,026	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	73,098	0	(3,020)	0	(3,020)

MYI	Receive	BCOMTR Index	201,811	3.770% (SOFR plus a specified spread)	Monthly	06/15/2027	66,392	0	(2,741)	0	(2,741)
	Receive	BCOMTR1 Index(13)	102,417	3.810% (SOFR plus a specified spread)	Monthly	06/15/2027	101,195	0	(4,179)	0	(4,179)

RBC	Receive	RBCACS0T Index(14)	50,266	3.760% (SOFR plus a specified spread)	Monthly	06/15/2027	5,612	0	(230)	0	(230)

SOG	Receive	BCOMTR Index	48,306	3.760% (SOFR plus a specified spread)	Monthly	06/15/2027	15,892	0	(656)	0	(656)

								$0	$(20,488)	$18	$(20,506)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.780% (SOFR plus a specified spread)	Maturity	07/22/2026	$10,000	$0	$12	$12	$0

Total Swap Agreements								$(1)	$(20,474)	$31	$(20,506)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$73	$0	$0	$73	$(7)	$0	$0	$(7)	$66	$0	$66
BOA	3	0	0	3	(33)	0	(1)	(34)	(31)	0	(31)
BPS	178	0	5	183	(226)	0	(1,531)	(1,757)	(1,574)	1,598	24
BRC	95	0	0	95	(6)	(13)	0	(19)	76	0	76
BSH	70	0	0	70	(218)	0	0	(218)	(148)	0	(148)
CBK	109	0	0	109	(25)	0	(1,837)	(1,862)	(1,753)	1,903	150
CIB	0	0	0	0	0	0	(151)	(151)	(151)	10	(141)
DUB	3	0	0	3	(6)	0	0	(6)	(3)	0	(3)
FAR	243	0	0	243	(81)	0	0	(81)	162	0	162
GLM	68	0	0	68	(124)	(203)	0	(327)	(259)	(300)	(559)
GST	0	0	13	13	0	0	(2,566)	(2,566)	(2,553)	2,669	116
JPM	88	0	0	88	(201)	0	(900)	(1,101)	(1,013)	834	(179)
MAC	0	0	0	0	0	0	(2,344)	(2,344)	(2,344)	2,489	145
MBC	168	0	0	168	(12)	0	0	(12)	156	0	156
MEI	0	0	0	0	0	0	(3,370)	(3,370)	(3,370)	3,786	416
MYC	0	0	12	12	0	0	0	0	12	(10)	2
MYI	0	0	0	0	0	0	(6,920)	(6,920)	(6,920)	7,717	797
NGF	6	0	0	6	(4)	0	0	(4)	2	0	2
RBC	0	0	0	0	0	0	(230)	(230)	(230)	283	53

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
SAL	$0	$0	$1	$1	$0	$0	$0	$0	$1	$0	$1
SCX	15	0	0	15	(17)	0	0	(17)	(2)	0	(2)
SOG	1,046	0	0	1,046	(169)	(31)	(656)	(856)	190	(6)	184
SSB	217	0	0	217	(19)	0	0	(19)	198	0	198
UAG	0	0	0	0	(92)	0	0	(92)	(92)	0	(92)

Total Over the Counter	$2,382	$0	$31	$2,413	$(1,240)	$(247)	$(20,506)	$(21,993)

(j)

Securities with an aggregate market value of $22,044 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal and Other Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

(7)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2026 Futures	3.7%	$741
Arabica Coffee September 2026 Futures	2.1	429
Brent Crude November 2026 Futures	9.5	1,895
Cocoa September 2026 Futures	1.4	274
Copper September 2026 Futures	6.3	1,265
Corn September 2026 Futures	4.8	961
Cotton No. 02 December 2026 Futures	1.8	352
Gas Oil September 2026 Futures	4.0	795
Gold 100 oz. December 2026 Futures	12.7	2,549
Hard Red Winter Wheat September 2026 Futures	2.0	393
Lead September 2026 Futures	0.8	161
Lean Hogs October 2026 Futures	1.6	320
Live Cattle October 2026 Futures	3.6	725
New York Harbor ULSD September 2026 Futures	3.2	630
Nickel September 2026 Futures	1.9	378
NYMEX — Natural Gas September 2026 Futures	7.4	1,471
RBOB Gasoline September 2026 Futures	3.2	638
Silver September 2026 Futures	2.8	567
Soybean Meal December 2026 Futures	2.7	543
Soybean Oil December 2026 Futures	3.5	697
Soybeans November 2026 Futures	5.3	1,070
Sugar No. 11 October 2026 Futures	2.7	544
Wheat September 2026 Futures	2.9	577
WTI Crude September 2026 Futures	7.7	1,533
Zinc September 2026 Futures	2.4	473

Total Long Futures Contracts		$19,981

Total Notional Amount		$19,981

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

(8)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2026 Futures	3.7%	$1,572
Arabica Coffee September 2026 Futures	2.1	910
Brent Crude September 2026 Futures	9.5	4,023
Cocoa September 2026 Futures	1.4	582
Copper September 2026 Futures	6.3	2,686
Corn September 2026 Futures	4.8	2,040
Cotton No. 02 December 2026 Futures	1.8	747
Gas Oil September 2026 Futures	4.0	1,688
Gold 100 oz. August 2026 Futures	12.5	5,332
Hard Red Winter Wheat September 2026 Futures	2.0	833
Lead September 2026 Futures	0.8	341
Lean Hogs August 2026 Futures	1.9	815
Live Cattle August 2026 Futures	3.7	1,577
New York Harbor ULSD September 2026 Futures	3.1	1,337
Nickel September 2026 Futures	1.9	803
NYMEX — Natural Gas September 2026 Futures	7.3	3,122
RBOB Gasoline September 2026 Futures	3.2	1,354
Silver September 2026 Futures	2.8	1,204
Soybean Meal December 2026 Futures	2.7	1,152
Soybean Oil December 2026 Futures	3.5	1,480
Soybeans November 2026 Futures	5.3	2,271
Sugar No. 11 October 2026 Futures	2.7	1,155
Wheat September 2026 Futures	2.9	1,225
WTI Crude September 2026 Futures	7.7	3,255
Zinc September 2026 Futures	2.4	1,004

Total Long Futures Contracts		$42,508

Total Notional Amount		$42,508

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2026 Futures	3.7%	$2,011
Arabica Coffee September 2026 Futures	2.1	1,164
Brent Crude November 2026 Futures	9.5	5,145
Cocoa September 2026 Futures	1.4	744
Copper September 2026 Futures	6.3	3,435
Corn September 2026 Futures	4.8	2,609
Cotton No. 02 December 2026 Futures	1.8	956
Gas Oil September 2026 Futures	4.0	2,159
Gold 100 oz. December 2026 Futures	12.7	6,921
Hard Red Winter Wheat September 2026 Futures	2.0	1,066
Lead September 2026 Futures	0.8	437
Lean Hogs October 2026 Futures	1.6	870
Live Cattle October 2026 Futures	3.6	1,970
New York Harbor ULSD September 2026 Futures	3.2	1,710
Nickel September 2026 Futures	1.9	1,026
NYMEX — Natural Gas September 2026 Futures	7.4	3,993
RBOB Gasoline September 2026 Futures	3.2	1,732
Silver September 2026 Futures	2.8	1,540
Soybean Meal December 2026 Futures	2.7	1,473
Soybean Oil December 2026 Futures	3.5	1,893
Soybeans November 2026 Futures	5.3	2,904
Sugar No. 11 October 2026 Futures	2.7	1,477
Wheat September 2026 Futures	2.9	1,566
WTI Crude September 2026 Futures	7.7	4,163
Zinc September 2026 Futures	2.4	1,284

Total Long Futures Contracts		$54,248

Total Notional Amount		$54,248

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(10)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude December 2026 Futures	21.0%	$3,100
Cotton No. 02 December 2026 Futures	2.0	293
Gas Oil November 2026 Futures	4.5	658
Gold 100 oz. August 2026 Futures	14.2	2,088
Live Cattle August 2026 Futures	6.3	932
LME — Copper August 2026 Futures	8.3	1,218
New York Harbor ULSD November 2026 Futures	5.1	759
Nickel August 2026 Futures	3.3	487
RBOB Gasoline November 2026 Futures	5.2	762
Silver September 2026 Futures	3.2	471
Soybean Meal December 2026 Futures	10.4	1,537
Soybeans November 2026 Futures	13.4	1,979
Sugar No. 11 October 2026 Futures	3.1	452

Total Long Futures Contracts		$14,736

Total Notional Amount		$14,736

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2026 Futures	3.7%	$225
Arabica Coffee September 2026 Futures	2.1	130
Brent Crude November 2026 Futures	9.5	575
Cocoa September 2026 Futures	1.4	83
Copper September 2026 Futures	6.3	384
Corn September 2026 Futures	4.8	291
Cotton No. 02 December 2026 Futures	1.8	107
Gas Oil September 2026 Futures	4.0	241
Gold 100 oz. December 2026 Futures	12.7	773
Hard Red Winter Wheat September 2026 Futures	2.0	119
Lead September 2026 Futures	0.8	49
Lean Hogs October 2026 Futures	1.6	97
Live Cattle October 2026 Futures	3.6	220
New York Harbor ULSD September 2026 Futures	3.2	191
Nickel September 2026 Futures	1.9	115
NYMEX — Natural Gas September 2026 Futures	7.4	446
RBOB Gasoline September 2026 Futures	3.2	193
Silver September 2026 Futures	2.8	172
Soybean Meal December 2026 Futures	2.7	165
Soybean Oil December 2026 Futures	3.5	212
Soybeans November 2026 Futures	5.3	324
Sugar No. 11 October 2026 Futures	2.7	165
Wheat September 2026 Futures	2.9	175
WTI Crude September 2026 Futures	7.7	465
Zinc September 2026 Futures	2.4	144

Total Long Futures Contracts		$6,061

Total Notional Amount		$6,061

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(12)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2026 Futures	3.7%	$2,703
Arabica Coffee September 2026 Futures	2.1	1,565
Brent Crude September 2026 Futures	9.5	6,919
Cocoa September 2026 Futures	1.4	1,001
Copper September 2026 Futures	6.3	4,618
Corn September 2026 Futures	4.8	3,508
Cotton No. 02 December 2026 Futures	1.8	1,285
Gas Oil September 2026 Futures	4.0	2,903
Gold 100 oz. August 2026 Futures	12.5	9,169
Hard Red Winter Wheat September 2026 Futures	2.0	1,433
Lead September 2026 Futures	0.8	587
Lean Hogs August 2026 Futures	1.9	1,401
Live Cattle August 2026 Futures	3.7	2,713
New York Harbor ULSD September 2026 Futures	3.1	2,299
Nickel September 2026 Futures	1.9	1,380

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
NYMEX — Natural Gas September 2026 Futures	7.3%	$5,368
RBOB Gasoline September 2026 Futures	3.2	2,328
Silver September 2026 Futures	2.8	2,071
Soybean Meal December 2026 Futures	2.7	1,980
Soybean Oil December 2026 Futures	3.5	2,546
Soybeans November 2026 Futures	5.3	3,905
Sugar No. 11 October 2026 Futures	2.7	1,986
Wheat September 2026 Futures	2.9	2,106
WTI Crude September 2026 Futures	7.7	5,597
Zinc September 2026 Futures	2.4	1,727

Total Long Futures Contracts		$73,098

Total Notional Amount		$73,098

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2026 Futures	3.7%	$3,742
Arabica Coffee September 2026 Futures	2.1	2,167
Brent Crude September 2026 Futures	9.5	9,578
Cocoa September 2026 Futures	1.4	1,385
Copper September 2026 Futures	6.3	6,393
Corn September 2026 Futures	4.8	4,856
Cotton No. 02 December 2026 Futures	1.8	1,779
Gas Oil September 2026 Futures	4.0	4,018
Gold 100 oz. August 2026 Futures	12.5	12,694
Hard Red Winter Wheat September 2026 Futures	2.0	1,984
Lead September 2026 Futures	0.8	813
Lean Hogs August 2026 Futures	1.9	1,940
Live Cattle August 2026 Futures	3.7	3,755
New York Harbor ULSD September 2026 Futures	3.1	3,182
Nickel September 2026 Futures	1.9	1,911
NYMEX — Natural Gas September 2026 Futures	7.3	7,432
RBOB Gasoline September 2026 Futures	3.2	3,223
Silver September 2026 Futures	2.8	2,867
Soybean Meal December 2026 Futures	2.7	2,742
Soybean Oil December 2026 Futures	3.5	3,524
Soybeans November 2026 Futures	5.3	5,406
Sugar No. 11 October 2026 Futures	2.7	2,750
Wheat September 2026 Futures	2.9	2,915
WTI Crude September 2026 Futures	7.7	7,748
Zinc September 2026 Futures	2.4	2,391

Total Long Futures Contracts		$101,195

Total Notional Amount		$101,195

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(14)	The following table represents the individual positions within the total return swap as June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2026 Futures	3.7%	$208
Arabica Coffee September 2026 Futures	2.1	120
Brent Crude September 2026 Futures	9.5	531
Cocoa September 2026 Futures	1.4	77
Copper September 2026 Futures	6.3	354
Corn September 2026 Futures	4.8	269
Cotton No. 02 December 2026 Futures	1.8	99
Gas Oil September 2026 Futures	4.0	223
Gold 100 oz. August 2026 Futures	12.5	704
Hard Red Winter Wheat September 2026 Futures	2.0	110
Lead September 2026 Futures	0.8	45
Lean Hogs August 2026 Futures	1.9	108
Live Cattle August 2026 Futures	3.7	208
New York Harbor ULSD September 2026 Futures	3.1	176
Nickel September 2026 Futures	1.9	106
NYMEX — Natural Gas September 2026 Futures	7.3	412
RBOB Gasoline September 2026 Futures	3.2	179
Silver September 2026 Futures	2.8	159
Soybean Meal December 2026 Futures	2.7	152
Soybean Oil December 2026 Futures	3.5	195

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Soybeans November 2026 Futures	5.3%	$300
Sugar No. 11 October 2026 Futures	2.7	152
Wheat September 2026 Futures	2.9	162
WTI Crude September 2026 Futures	7.7	430
Zinc September 2026 Futures	2.4	133

Total Long Futures Contracts		$5,612

Total Notional Amount		$5,612

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$200	$0	$0	$0	$268	$468
Swap Agreements	0	0	0	0	432	432

	$200	$0	$0	$0	$700	$900

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,382	$0	$2,382
Swap Agreements	18	1	0	0	12	31

	$18	$1	$0	$2,382	$12	$2,413

	$218	$1	$0	$2,382	$712	$3,313

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$753	$0	$0	$0	$0	$753
Futures	455	0	0	0	195	650
Swap Agreements	0	0	0	0	105	105

	$1,208	$0	$0	$0	$300	$1,508

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,240	$0	$1,240
Written Options	0	0	0	0	247	247
Swap Agreements	20,506	0	0	0	0	20,506

	$20,506	$0	$0	$1,240	$247	$21,993

	$21,714	$0	$0	$1,240	$547	$23,501

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(98)	$0	$0	$0	$0	$(98)
Written Options	510	0	0	0	0	510
Futures	(5,852)	0	0	0	165	(5,687)
Swap Agreements	0	0	0	0	922	922

	$(5,440)	$0	$0	$0	$1,087	$(4,353)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(158)	$0	$(158)
Written Options	0	2	0	0	0	2
Swap Agreements	81,896	1	0	0	(173)	81,724

	$81,896	$3	$0	$(158)	$(173)	$81,568

	$76,456	$3	$0	$(158)	$914	$77,215

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$29	$0	$0	$0	$0	$29
Written Options	638	0	0	0	0	638
Futures	602	0	0	0	(194)	408
Swap Agreements	0	0	0	0	(252)	(252)

	$1,269	$0	$0	$0	$(446)	$823

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,655	$0	$1,655
Written Options	0	0	0	0	21	21
Swap Agreements	(24,469)	(1)	0	0	(46)	(24,516)

	$(24,469)	$(1)	$0	$1,655	$(25)	$(22,840)

	$(23,200)	$(1)	$0	$1,655	$(471)	$(22,017)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,215	$0	$2,215
Industrials	0	4,335	0	4,335
Utilities	0	609	0	609
U.S. Government Agencies	0	81,585	0	81,585
U.S. Treasury Obligations	0	538,233	0	538,233
Non-Agency Mortgage-Backed Securities	0	8,648	0	8,648
Asset-Backed Securities
CMBS Other	0	3,690	0	3,690
Home Equity Other	0	3,301	0	3,301
Whole Loan Collateral	0	2,137	0	2,137
Other ABS	0	26,235	1,300	27,535
Sovereign Issues	0	49,287	0	49,287
Preferred Securities
Banking & Finance	0	232	0	232
Short-Term Instruments
Repurchase Agreements	0	169,381	0	169,381
U.S. Treasury Bills	0	38,937	0	38,937

	$0	$928,825	$1,300	$930,125

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$426	$0	$0	$426

Total Investments	$426	$928,825	$1,300	$930,551

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	290	594	0	884
Over the counter	0	2,413	0	2,413

	$290	$3,007	$0	$3,297

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,147)	(236)	0	(1,383)
Over the counter	0	(21,992)	(1)	(21,993)

	$(1,147)	$(22,228	$(1)	$(23,376)

Total Financial Derivative Instruments	$(857)	$(19,221)	$(1)	$(20,079)

Totals	$(431)	$909,604	$1,299	$910,472

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

S

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these consolidated financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio has established PIMCO Cayman Commodity Portfolio I, Ltd., a Cayman Islands exempted company (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual consolidated financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s consolidated financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions

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Notes to Financial Statements	(Cont.)

might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

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Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in

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Notes to Financial Statements	(Cont.)

markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$88	$168,041	$(167,699)	$(4)	$0	$426	$40	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the

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Notes to Financial Statements	(Cont.)

risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are

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subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

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Notes to Financial Statements	(Cont.)

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s consolidated financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be

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Notes to Financial Statements	(Cont.)

purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of

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Notes to Financial Statements	(Cont.)

period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap’’, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor’’, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security

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that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence and machine learning (AI), programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities underlying such derivatives may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking,

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Notes to Financial Statements	(Cont.)

economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the actual or anticipated effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Gold-Related Risk is the risk that investments in, or tied to the price of, gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates, inflation expectations, currency values or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

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Oil-Related Risk is the risk that investments in, or tied to the price of, oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political changes, currency values, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries. Supply and demand dynamics, technological changes in energy production and market speculation may also affect the volatility of the Portfolio’s oil-related investments.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Notes to Financial Statements	(Cont.)

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the consolidated financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.49%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

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Notes to Financial Statements	(Cont.)

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class

Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $2,337.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity

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Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $685,864. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$622,205	$526,196	$47,281	$6,870

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	237	$1,778	1,108	$6,428

Class M	1	8	7	43

Administrative Class	7,735	55,992	10,475	61,887

Advisor Class	3,989	29,857	4,241	25,647
Issued as reinvestment of distributions

Institutional Class	178	1,278	75	441

Class M	6	39	2	13

Administrative Class	3,039	21,961	1,194	7,054

Advisor Class	1,566	11,552	621	3,743
Cost of shares redeemed

Institutional Class	(289)	(2,050)	(549)	(3,212)

Class M	(5)	(39)	(18)	(109)

Administrative Class	(9,390)	(68,649)	(10,922)	(64,167)

Advisor Class	(4,053)	(30,274)	(6,269)	(37,999)

Net increase (decrease) resulting from Portfolio share transactions	3,014	$21,453	(35)	$(231)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

As of June 30, 2026, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 20% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 40.5% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income.

Based on the reasoning in such ruling, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

50	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$28,769	$36,418

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$943,837	$9,981	$(38,295)	(28,314)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

BRL	Brazilian Real	ILS	Israeli Shekel	SEK	Swedish Krona

CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar

CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade	OTC	Over the Counter

COMEX	Commodity Exchange, Inc.	LME	London Metal Exchange	SFE	Sydney Futures Exchange

EUREX	Eurex Exchange

Index/Spread Abbreviations:

BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CMDSKEWLS	CBOE SKEW Index is an index derived from the price of S&P 500 tail risk	MUTKCALM	Tokyo Overnight Average Rate

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	PIMCODB	PIMCO Custom Commodity Basket

BCOMTR	Bloomberg Commodity Index Total Return	CPI	Consumer Price Index	RBCACS0T	Custom Commodity Forward Index

BCOMTR1	Bloomberg Custom Commodity Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	SOFR	Secured Overnight Financing Rate

BCOMTR2	Bloomberg Custom Commodity Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIO	Sterling Overnight Interbank Average Rate

BOBL	Bundesobligation, the German word for federal government bond	FRCPXTOB	France Consumer Price ex-Tobacco Index	SPGCINP	S&P GSCI Industrial Metals ER

Brent	Brent Crude	JMABFNJ2	J.P. Morgan Custom Commodity Index	UKRPI	United Kingdom Retail Prices Index

CIXBSTR3	Custom Commodity Index

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced

CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WTI	West Texas Intermediate

52	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO CommodityRealReturn® Strategy Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.2330	$0.0000	$0.0000	$0.2330

June 2026	$0.2939	$0.0000	$0.0000	$0.2939

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.2273	$0.0000	$0.0000	$0.2273

June 2026	$0.2858	$0.0000	$0.0000	$0.2858

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.2311	$0.0000	$0.0000	$0.2311

June 2026	$0.2911	$0.0000	$0.0000	$0.2911

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.2297	$0.0000	$0.0000	$0.2297

June 2026	$0.2893	$0.0000	$0.0000	$0.2893

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

56	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITCOMRTRNFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Dynamic Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Dynamic Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Dynamic Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has

2	PIMCO VARIABLE INSURANCE TRUST

indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio's diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Dynamic Bond Portfolio	05/02/11	04/30/12	10/31/14	05/02/11	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees)

may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Dynamic Bond Portfolio	(Cont.)

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Dynamic Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2026 - 06/30/2026+	$8.94	$0.23	$(0.10)	$0.13	$(0.23)	$(0.14)	$(0.37)

12/31/2025	8.73	0.43	0.28	0.71	(0.50)	0.00	(0.50)

12/31/2024	8.68	0.44	0.04	0.48	(0.43)	0.00	(0.43)

12/31/2023	8.41	0.41	0.19	0.60	(0.33)	0.00	(0.33)

12/31/2022	10.32	0.29	(0.91)	(0.62)	(0.27)	(1.02)	(1.29)

12/31/2021	10.59	0.41	(0.26)	0.15	(0.23)	(0.19)	(0.42)
Class M

01/01/2026 - 06/30/2026+	8.94	0.21	(0.10)	0.11	(0.21)	(0.14)	(0.35)

12/31/2025	8.73	0.39	0.28	0.67	(0.46)	0.00	(0.46)

12/31/2024	8.68	0.40	0.04	0.44	(0.39)	0.00	(0.39)

12/31/2023	8.41	0.37	0.19	0.56	(0.29)	0.00	(0.29)

12/31/2022	10.32	0.25	(0.92)	(0.67)	(0.22)	(1.02)	(1.24)

12/31/2021	10.59	0.37	(0.26)	0.11	(0.19)	(0.19)	(0.38)
Administrative Class

01/01/2026 - 06/30/2026+	8.94	0.23	(0.11)	0.12	(0.22)	(0.14)	(0.36)

12/31/2025	8.73	0.41	0.29	0.70	(0.49)	0.00	(0.49)

12/31/2024	8.68	0.43	0.04	0.47	(0.42)	0.00	(0.42)

12/31/2023	8.41	0.40	0.18	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.28	(0.92)	(0.64)	(0.25)	(1.02)	(1.27)

12/31/2021	10.59	0.36	(0.22)	0.14	(0.22)	(0.19)	(0.41)
Advisor Class

01/01/2026 - 06/30/2026+	8.94	0.22	(0.10)	0.12	(0.22)	(0.14)	(0.36)

12/31/2025	8.73	0.40	0.29	0.69	(0.48)	0.00	(0.48)

12/31/2024	8.68	0.42	0.04	0.46	(0.41)	0.00	(0.41)

12/31/2023	8.41	0.39	0.19	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.27	(0.92)	(0.65)	(0.24)	(1.02)	(1.26)

12/31/2021	10.59	0.39	(0.26)	0.13	(0.21)	(0.19)	(0.40)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.70	1.46%	$49,471	0.86	%*	0.86	%*	0.86	%*	0.86	%*	5.32	%*	394%

8.94	8.39	50,002	0.91		0.91		0.85		0.85		4.82		1,001

8.73	5.65	47,802	0.88		0.88		0.86		0.86		5.07		947

8.68	7.26	46,510	0.89		0.89		0.85		0.85		4.83		667

8.41	(6.22)	45,034	0.86		0.86		0.85		0.85		3.23		191

10.32	1.44	26,098	0.86		0.86		0.85		0.85		3.96		318

8.70	1.23	180	1.31	*	1.31	*	1.31	*	1.31	*	4.87	*	394

8.94	7.91	179	1.36		1.36		1.30		1.30		4.37		1,001

8.73	5.18	178	1.33		1.33		1.31		1.31		4.60		947

8.68	6.78	191	1.34		1.34		1.30		1.30		4.38		667

8.41	(6.64)	222	1.31		1.31		1.30		1.30		2.71		191

10.32	0.98	330	1.31		1.31		1.30		1.30		3.48		318

8.70	1.38	30,749	1.01	*	1.01	*	1.01	*	1.01	*	5.17	*	394

8.94	8.23	32,360	1.06		1.06		1.00		1.00		4.67		1,001

8.73	5.49	28,977	1.03		1.03		1.01		1.01		4.90		947

8.68	7.10	25,885	1.04		1.04		1.00		1.00		4.69		667

8.41	(6.36)	22,925	1.01		1.01		1.00		1.00		3.03		191

10.32	1.29	25,975	1.01		1.01		1.00		1.00		3.45		318

8.70	1.33	10,713	1.11	*	1.11	*	1.11	*	1.11	*	5.07	*	394

8.94	8.12	10,499	1.16		1.16		1.10		1.10		4.57		1,001

8.73	5.39	10,747	1.13		1.13		1.11		1.11		4.82		947

8.68	6.99	10,822	1.14		1.14		1.10		1.10		4.58		667

8.41	(6.45)	12,498	1.11		1.11		1.10		1.10		2.93		191

10.32	1.19	15,264	1.11		1.11		1.10		1.10		3.75		318

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Dynamic Bond Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$130,073
Investments in Affiliates	15,329
Financial Derivative Instruments
Exchange-traded or centrally cleared	220
Over the counter	957
Cash	275
Deposits with counterparty	2,189
Foreign currency, at value	659
Receivable for investments sold	57
Receivable for TBA investments sold	24,211
Receivable for Portfolio shares sold	106
Interest and/or dividends receivable	843
Dividends receivable from Affiliates	55
Reimbursement receivable from PIMCO	1
Total Assets	174,975

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$1,943
Financial Derivative Instruments
Exchange-traded or centrally cleared	119
Over the counter	722
Payable for investments purchased	7,048
Payable for investments in Affiliates purchased	556
Payable for investments purchased on a delayed-delivery basis	1,832
Payable for TBA investments purchased	71,547
Payable for Portfolio shares redeemed	14
Accrued investment advisory fees	41
Accrued supervisory and administrative fees	22
Accrued distribution fees	2
Accrued servicing fees	4
Accrued taxes payable	1
Foreign capital gains tax payable	10
Other liabilities	1
Total Liabilities	83,862

Commitments and Contingent Liabilities^

Net Assets	$91,113

Net Assets Consist of:

Paid in capital	$93,411
Distributable earnings (accumulated loss)	(2,298)

Net Assets	$91,113

Net Assets:

Institutional Class	$49,471
Class M	180
Administrative Class	30,749
Advisor Class	10,713

Shares Issued and Outstanding:

Institutional Class	5,684
Class M	21
Administrative Class	3,533
Advisor Class	1,231

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.70
Class M	8.70
Administrative Class	8.70
Advisor Class	8.70

Cost of investments in securities	$131,846
Cost of investments in Affiliates	$15,311
Cost of foreign currency held	$662
Proceeds received on short sales	$1,931
Cost or premiums of financial derivative instruments, net	$1,401

* Includes repurchase agreements of:	$12,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Dynamic Bond Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$2,419
Dividends	2
Dividends from Investments in Affiliates	324
Miscellaneous income	8
Total Income	2,753

Expenses:

Investment advisory fees	245
Supervisory and administrative fees	134
Distribution and/or servicing fees - Administrative Class	23
Distribution and/or servicing fees - Advisor Class	13
Trustee fees	3
Miscellaneous expense	1
Total Expenses	419
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	418

Net Investment Income (Loss)	2,335

Net Realized Gain (Loss):

Investments in securities	(121)
Exchange-traded or centrally cleared financial derivative instruments	(67)
Over the counter financial derivative instruments	(336)
Foreign currency	31

Net Realized Gain (Loss)	(493)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	(296)
Exchange-traded or centrally cleared financial derivative instruments	(181)
Over the counter financial derivative instruments	15
Foreign currency assets and liabilities	(42)

Net Change in Unrealized Appreciation (Depreciation)	(504)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,338

* Foreign tax withholdings	$4
** Foreign capital gains tax	$(1)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Dynamic Bond Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,335	$4,165
Net realized gain (loss)	(493)	1,427
Net change in unrealized appreciation (depreciation)	(504)	1,359

Net Increase (Decrease) in Net Assets Resulting from Operations	1,338	6,951

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,050)	(2,762)
Class M	(7)	(9)
Administrative Class	(1,246)	(1,588)
Advisor Class	(423)	(569)

Total Distributions(a)	(3,726)	(4,928)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	461	3,313

Total Increase (Decrease) in Net Assets	(1,927)	5,336

Net Assets:

Beginning of period	93,040	87,704
End of period	$91,113	$93,040

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Dynamic Bond Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$98	$98

Ineos U.S. Finance LLC
6.894% (TSFR1M + 3.644%) due 02/18/2030 ~		42	39

LifePoint Health, Inc.
7.423% (TSFR3M + 3.673%) due 05/19/2031 ~		419	413

MI Windows & Doors LLC
6.394% (TSFR1M + 3.644%) due 03/28/2031 ~		97	96

Modena Buyer LLC
7.913% (TSFR3M + 3.663%) due 07/01/2031 ~		99	92

Virgin Media Bristol LLC
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~		100	96

Total Loan Participations and Assignments (Cost $842)			834

CORPORATE BONDS & NOTES 19.5%

BANKING & FINANCE 10.6%

Ally Financial, Inc.
6.848% due 01/03/2030 •		100	104

American Assets Trust LP
3.375% due 02/01/2031		200	183

American Honda Finance Corp.
4.358% due 08/13/2027 •		200	200

Athene Global Funding
3.204% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	100	114

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$18	17
4.950% due 01/15/2028		100	100
4.950% due 10/15/2032		200	195

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	100	121

Banco Santander SA
4.600% due 04/15/2029		$200	199

Bank of America Corp.
4.695% due 04/23/2032 •		200	198

Barclays PLC
7.437% due 11/02/2033 •		200	223

BGC Group, Inc.
6.150% due 04/02/2030		50	51

Blue Owl Finance LLC
6.250% due 04/18/2034		100	98

BNP Paribas SA
1.904% due 09/30/2028 •		200	194
3.052% due 01/13/2031 •		200	188

BPCE SA
7.003% due 10/19/2034 •		250	272

Cantor Fitzgerald LP
7.200% due 12/12/2028		200	208

Capital One Financial Corp.
5.399% due 01/30/2037 •		100	99

CI Financial Corp.
4.625% due 12/12/2031	EUR	100	116

Cooperatieve Rabobank UA
5.500% due 10/05/2026		$300	301

Credit Agricole SA
5.186% due 08/01/2032 •		250	251

Deutsche Bank AG
5.060% due 04/14/2032 •		200	200

F&G Global Funding
5.875% due 01/16/2030		100	101

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		100	100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$200	$201

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	99
3.691% due 06/05/2028 •		400	397
4.516% due 01/21/2032 •		100	98
4.937% due 04/23/2028 •		100	100

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	100	113

HSBC Holdings PLC
4.398% due 03/10/2030 •		$200	198

ING Groep NV
5.550% due 03/19/2035 •		200	204

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		100	103

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	198
5.299% due 07/24/2029 •		200	203

JPMorgan Chase Bank NA
5.110% due 12/08/2026		250	251

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		200	201

Mitsubishi UFJ Financial Group, Inc.
5.242% due 04/19/2029 •		200	202

Morgan Stanley
3.485% due 06/11/2030 •	EUR	100	115
4.708% due 03/12/2032 •		$100	99
5.123% due 02/01/2029 •		200	201
5.230% due 01/15/2031 •		200	202

Nationwide Building Society
4.302% due 03/08/2029 •		500	498

NatWest Group PLC
4.892% due 05/18/2029 •		200	201

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		200	201

Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		200	198

Sumisho Air Lease Corp.
4.850% due 03/24/2031		100	99

Sumitomo Mitsui Financial Group, Inc.
5.454% due 01/15/2032		200	205

UBS AG
4.632% due 02/16/2032 •		250	248

UBS Group AG
6.327% due 12/22/2027 •		250	252

VICI Properties LP
4.950% due 02/15/2030		200	200

Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	113
3.584% due 05/22/2028 •		$200	198

Wells Fargo Bank NA
5.254% due 12/11/2026		200	201

			9,632

INDUSTRIALS 7.1%

AbbVie, Inc.
4.950% due 03/15/2031		200	203

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		171	171

American Airlines Pass-Through Trust
3.000% due 04/15/2030		220	213

Ashtead Capital, Inc.
5.950% due 10/15/2033		200	206

Beignet Investor LLC
6.581% due 05/30/2049		950	970

Boeing Co.
6.298% due 05/01/2029		100	104

Broadcom, Inc.
5.050% due 04/15/2030		200	203

Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		150	147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flora Food Management BV
6.875% due 07/02/2029	EUR	100	$112

Flutter Treasury DAC
6.125% due 06/04/2031	GBP	100	133

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	100	113

Heathrow Funding Ltd.
6.000% due 03/05/2032	GBP	100	134

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		$100	97

Hyundai Capital America
4.900% due 06/23/2028		200	201

IHO Verwaltungs GmbH
5.625% due 05/15/2031	EUR	100	119

Intralot Capital Luxembourg SA
6.750% due 10/15/2031		100	116

Las Vegas Sands Corp.
5.625% due 06/15/2028		$100	101

Lottomatica Group SpA
4.625% due 04/30/2032	EUR	100	115

National Fuel Gas Co.
4.750% due 05/15/2029		$100	100

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		500	492

Petroleos Mexicanos
5.950% due 01/28/2031		100	99

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		1,100	1,097

Royal Caribbean Cruises Ltd.
4.750% due 05/15/2033		200	195

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	13	19
9.750% due 10/10/2027		3	4

United Airlines Pass-Through Trust
5.875% due 04/15/2029		$31	31

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		100	89

Viper Energy Partners LLC
4.900% due 08/01/2030		50	50
5.700% due 08/01/2035		100	102

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	100	127

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032		$200	181

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		200	201

Yorkshire Water Finance PLC
5.250% due 04/28/2030	GBP	200	264

			6,509

UTILITIES 1.8%

Anglian Water Osprey Financing PLC
6.750% due 08/27/2031		100	134

Dominion Energy, Inc.
5.000% due 06/15/2030		$50	51

DWR Cymru Financing U.K. PLC
2.375% due 03/31/2034	GBP	200	204

Edison International
6.250% due 03/15/2030		$100	103

Emera U.S. Finance LLC
4.500% due 04/01/2029		50	50

EPH Financing International AS
6.651% due 11/13/2028	EUR	100	121

Georgia Power Co.
4.700% due 05/15/2032		$100	100

Pacific Gas & Electric Co.
4.200% due 03/01/2029		200	197
6.100% due 01/15/2029		50	51
6.150% due 01/15/2033		100	104

PacifiCorp
5.450% due 04/15/2033		50	51

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
5.150% due 06/01/2029		$100	$101

Southern California Gas Co.
2.950% due 04/15/2027		100	99

SW Finance I PLC
2.375% due 05/28/2028	GBP	100	125
5.750% due 11/19/2030		100	129

			1,620

Total Corporate Bonds & Notes (Cost $17,704)			17,761

MUNICIPAL BONDS & NOTES 0.1%

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (d)		$1,000	100

Total Municipal Bonds & Notes (Cost $148)			100

U.S. GOVERNMENT AGENCIES 55.5%

Federal Home Loan Mortgage Corp.
5.000% due 02/01/2053		302	299
6.000% due 04/01/2055		509	530

Federal Home Loan Mortgage Corp. REMICS
2.000% due 01/25/2051 (a)		858	87
2.443% due 07/15/2047 •(a)		307	32

Government National Mortgage Association REMICS
3.909% due 03/20/2051 •		94	88
4.000% due 11/20/2050 •		97	89

Government National Mortgage Association, TBA
5.000% due 07/01/2056		4,400	4,339
6.000% due 09/01/2056		3,700	3,769

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		2,500	2,179
3.500% due 07/01/2056		2,100	1,906
4.000% due 07/01/2056		4,300	4,019
4.500% due 07/01/2056		3,700	3,545
5.000% due 07/01/2056		14,800	14,544
5.500% due 07/01/2056		2,600	2,609
6.000% due 08/01/2056		10,500	10,700
6.500% due 08/01/2056		1,800	1,860

Total U.S. Government Agencies (Cost $50,474)			50,595

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Bonds
4.625% due 02/15/2046		100	96

U.S. Treasury Inflation Protected Securities (f)
2.375% due 01/15/2027		17	17
0.625% due 07/15/2032		1,833	1,698
1.125% due 01/15/2033		1,900	1,798
1.750% due 01/15/2034		433	423
1.875% due 07/15/2034		1,910	1,883

U.S. Treasury Notes
4.125% due 02/15/2036		20	19
4.250% due 11/15/2034 (k)		1,900	1,882

Total U.S. Treasury Obligations (Cost $7,900)			7,816

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%

American Home Mortgage Assets Trust
4.183% due 06/25/2037 •		261	257

Banc of America Funding Trust
4.074% due 02/20/2047 •		214	213
4.134% due 07/20/2036 •		93	93

Banc of America Mortgage Trust
4.779% due 06/25/2035 ~		15	14

BCAP LLC Trust
5.250% due 06/26/2036		300	101

Bear Stearns ARM Trust
3.959% due 11/25/2034 ~		234	208
6.548% due 01/25/2035 ~		2	2

CBA Commercial Small Balance Commercial Mortgage
4.263% due 06/25/2038 •		222	179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CHL Mortgage Pass-Through Trust
4.177% due 02/20/2036 ~		$123	$117

Countrywide Alternative Loan Trust
3.934% due 02/20/2047 •		113	92
5.500% due 04/25/2035		354	230
6.000% due 02/25/2037		274	100
6.500% due 11/25/2037		371	160

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.423% due 08/25/2037 •		220	185

DSLA Mortgage Loan Trust
3.944% due 10/19/2036 •		246	230

First Horizon Alternative Mortgage Securities Trust
4.073% due 01/25/2036 ~		91	43
4.776% due 06/25/2036 ~		56	44
5.315% due 06/25/2034 ~		31	31

First Horizon Mortgage Pass-Through Trust
4.259% due 11/25/2037 ~		334	117

GSMPS Mortgage Loan Trust
8.000% due 01/25/2035		172	178

HarborView Mortgage Loan Trust
4.574% due 11/19/2034 •		10	9

IndyMac INDX Mortgage Loan Trust
3.359% due 08/25/2037 ~		157	112
4.731% due 10/25/2034 ~		10	9

Lehman XS Trust
4.213% due 08/25/2046 •		164	175

Mortgage Equity Conversion Asset Trust
4.510% due 05/25/2042 •		85	77

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		116	112

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	1,400	966

RALI Trust
6.157% due 09/25/2037 ~		$511	335

Thornburg Mortgage Securities Trust
5.013% due 06/25/2037 •		8	8
6.039% due 06/25/2037 •		101	83

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		237	227

WaMu Mortgage Pass-Through Certificates Trust
4.223% due 04/25/2045 •		12	12

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
5.213% due 09/25/2035 •		159	142

Total Non-Agency Mortgage-Backed Securities (Cost $5,649)			4,861

ASSET-BACKED SECURITIES 10.1%

CMBS OTHER 0.1%

MF1 Ltd.
4.832% due 10/16/2036 •		38	38

HOME EQUITY OTHER 3.9%

Countrywide Asset-Backed Certificates Trust
4.023% due 12/25/2036 •		175	165
4.043% due 06/25/2047 •		260	239
4.183% due 05/25/2047 •		819	810
4.357% due 07/25/2036 þ		188	179

GSAA Home Equity Trust
5.985% due 06/25/2036 ~		839	181

GSAMP Trust
4.163% due 11/25/2036 •		636	290

HSI Asset Securitization Corp. Trust
3.983% due 12/25/2036 •		1,644	419
4.203% due 12/25/2036 •		462	111

Morgan Stanley ABS Capital I, Inc. Trust
3.903% due 11/25/2036 •		125	59
3.913% due 10/25/2036 •		307	159
4.013% due 07/25/2036 •		192	174
4.063% due 07/25/2036 •		564	201

Morgan Stanley Capital I, Inc. Trust
4.123% due 03/25/2036 •		9	8
4.343% due 01/25/2036 •		69	67

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.563% due 02/25/2037 •		$1,686	$456

Securitized Asset-Backed Receivables LLC Trust
4.528% due 02/25/2034 •		40	40

			3,558

WHOLE LOAN COLLATERAL 0.2%

Securitized Asset-Backed Receivables LLC Trust
4.423% due 08/25/2035 •		271	211

OTHER ABS 5.9%

ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		500	500

Belle Haven ABS CDO Ltd.
7.110% due 11/03/2044 •		475	116

KKR CLO 36 Ltd.
4.823% due 10/15/2034 •		500	501

Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •		500	501

Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •		500	500

Palmer Square European Loan Funding DAC
3.134% due 07/15/2035 •	EUR	463	529

Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		$500	501

Sierra Madre Funding Ltd.
4.108% due 09/07/2039 •		202	104
4.128% due 09/07/2039 •		1,086	562

Symphony CLO XXXII Ltd.
4.816% due 10/23/2035		500	501

Toro European CLO 3 DAC
3.194% due 07/15/2034 •	EUR	483	553

Triaxx Prime CDO Ltd.
4.590% due 10/02/2039 •		$56	0

Wind River CLO Ltd.
4.785% due 07/20/2034 •		500	500

			5,368

Total Asset-Backed Securities (Cost $11,724)			9,175

SOVEREIGN ISSUES 21.4%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		200	199

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	20,000	21
5.000% due 03/01/2035		10,000	11
5.800% due 10/01/2029		45,000	50
6.000% due 04/01/2033		15,000	17

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL	19,400	3,635

Colombia TES
1.000% due 09/18/2030	COP	2,216,300	558
1.000% due 01/24/2035		2,484,700	714
2.250% due 04/18/2029 (f)		103,684	27
6.500% due 01/22/2031 (f)		3,413,261	990
11.000% due 08/22/2029		1,616,300	459
11.750% due 01/24/2035		2,664,900	766
12.750% due 11/28/2040		668,400	204
13.250% due 02/09/2033		554,000	171

Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	100	122

Dominican Republic International Bonds
10.750% due 06/01/2036	DOP	11,900	215

Egypt Government Bonds
19.698% due 10/14/2030	EGP	13,200	256
21.954% due 03/04/2028		6,700	132

Israel Government International Bonds
5.375% due 03/12/2029		$400	404

Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	60,000	267
3.700% due 03/20/2056		41,000	244

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		100,000	488

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bonds
6.350% due 02/09/2035		$200	$205

Peru Government Bonds
6.850% due 08/12/2035	PEN	100	31
7.300% due 08/12/2033		2,740	898

Peru Government International Bonds
5.400% due 08/12/2034		1,400	400
6.150% due 08/12/2032		4,600	1,457
6.900% due 08/12/2037		1,400	420
6.950% due 08/12/2031		4,721	1,571

Qatar Government International Bonds
4.800% due 04/08/2033		$200	201

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	21,800	1,286
8.000% due 01/31/2030		11,500	708
8.250% due 03/31/2032		3,500	216
8.500% due 01/31/2037		10,500	639
8.875% due 02/28/2035		8,200	519
9.000% due 01/31/2040		9,600	593
9.875% due 03/31/2039		1,500	99

Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$200	199

Romania Government International Bonds
1.750% due 07/13/2030	EUR	100	104

Total Sovereign Issues (Cost $17,961)			19,496

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Nationwide Building Society
10.250% due 12/31/2099 (g)		250	43

Total Preferred Securities (Cost $53)			43

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.3%

COMMERCIAL PAPER 6.0%

Banco Itau Chile
4.060% due 10/06/2026		$250	247

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boston Scientific Corp.
4.025% due 07/07/2026	$250	$250

Constellation Energy Generation LLC
4.000% due 07/20/2026	250	249
4.050% due 07/30/2026	350	349

CRH America Finance, Inc.
4.030% due 08/10/2026	250	249

Fidelity National Information Services, Inc.
4.000% due 07/09/2026	350	350
4.020% due 07/07/2026	300	300

Glencore Funding LLC
4.050% due 08/10/2026	250	249
4.130% due 09/17/2026 (b)	250	248

Global Payments, Inc.
4.220% due 07/02/2026	250	250

HCA, Inc.
4.270% due 08/07/2026	250	249
4.300% due 08/18/2026	250	248

Jabil, Inc.
4.150% due 07/06/2026	250	250
4.150% due 08/18/2026	250	249

Keurig Dr. Pepper, Inc.
4.300% due 07/06/2026	400	400
4.350% due 07/20/2026	250	249

ONE Gas, Inc.
4.040% due 07/09/2026	550	549

Tampa Electric Co.
4.050% due 07/21/2026	250	249

Triton Container International Ltd./TAL International Container Corp.
4.430% due 09/21/2026	250	247

		5,431

REPURCHASE AGREEMENTS (h) 13.6%

		12,400

SHORT-TERM NOTES 1.4%

Federal Home Loan Bank Discount Notes
3.717% due 10/09/2026 (d)(e)	1,300	1,287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT TREASURY BILLS 0.0%
23.892% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	1,350	$26

NIGERIA TREASURY BILLS 0.3%
21.001% due 07/07/2026 - 01/28/2027 (c)(d)	NGN	367,064	248

Total Short-Term Instruments (Cost $19,391)			19,392

Total Investments in Securities (Cost $131,846)			130,073

		SHARES
INVESTMENTS IN AFFILIATES 16.8%

SHORT-TERM INSTRUMENTS 16.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%

PIMCO Short-Term Floating NAV Portfolio III		1,573,695	15,329

Total Short-Term Instruments (Cost $15,311)			15,329

Total Investments in Affiliates (Cost $15,311)			15,329

Total Investments 159.6% (Cost $147,157)			$145,402

Financial Derivative Instruments (i)(j) 0.4% (Cost or Premiums, net $1,401)			336

Other Assets and Liabilities, net (60.0)%			(54,625)

Net Assets 100.0%			$91,113

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	3.720%	06/30/2026	07/01/2026	$6,700	U.S. Treasury Bonds 1.750% due 08/15/2041	$(6,784)	$6,700	$6,701
BRC	3.710	07/01/2026	07/02/2026	5,700	U.S. Treasury Inflation-Indexed Notes 0.375% due 01/15/2027	(5,812)	5,700	5,700

Total Repurchase Agreements						$(12,596)	$12,400	$12,401

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.1)%
Government National Mortgage Association, TBA	4.000%	07/01/2056	$200	$(186)	$(186)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2056	2,200	(1,745)	(1,757)

Total Short Sales (2.1)%				$(1,931)	$(1,943)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$6,701	$0	$0	$6,701	$(6,784)	$(83)
BRC	5,700	0	0	5,700	(5,812)	(112)

Total Borrowings and Other Financing Transactions	$12,401	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$ 109.250	07/24/2026	1	$1	$0	$0
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	1	1	0	0

					$0	$0

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	2	$2	$0	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	3	3	(1)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	2	2	0	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	3	3	(1)	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	1	1	0	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	2	2	(1)	0
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	4	4	(1)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	1	1	0	0
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	1	1	0	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	2	2	(1)	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	2	2	0	(1)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	$110.250	07/17/2026	2	$2	$(1)	$(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	2	2	0	0
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	1	1	0	0

					$(6)	$(3)

Total Written Options					$(6)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3 Month Euro Euribor Futures	12/2026	31	$8,627	$(7)	$1	$(2)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	42	4,615	33	0	(12)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	146	30,095	(38)	0	(17)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	323	34,576	44	0	(61)
Long Gilt Futures	09/2026	6	710	13	1	(4)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	8	683	6	0	0
Three Month SONIA Index Futures	06/2027	8	2,545	12	0	(1)
Three-Month SOFR Futures	09/2026	10	2,407	(11)	0	0

				$52	$2	$(97)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	5	$(568)	$(16)	$3	$0
Eurex 10 Year Euro BUND Futures	09/2026	7	(1,018)	(11)	1	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	6	(726)	(1)	0	0
Eurex 5 Year Euro BOBL Futures	09/2026	5	(659)	(3)	0	0
TSE Japanese 10 Year Bond Futures	09/2026	4	(3,143)	(7)	11	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	163	(18,332)	(256)	64	0
Ultra U.S. Treasury Bond Futures	09/2026	18	(2,091)	(69)	14	0

				$(363)	$93	$0

Total Futures Contracts				$(311)	$95	$(97)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Lloyds Banking Group PLC	1.000%	Quarterly	12/20/2030	0.868%	EUR	100	$0	$1	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$	1,049	$(62)	$(9)	$(71)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$	9,900	$174	$46	$220	$0	$(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	4,000	$(17)	$(113)	$(130)	$0	$(6)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		100	1	2	3	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	1,460,000	44	3	47	0	(1)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		788,000	8	(7)	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	$	4,790	166	20	186	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		910	2	3	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		2,400	0	34	34	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030		5,000	0	70	70	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		1,600	0	22	22	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		1,400	0	19	19	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		400	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,100	0	10	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	0	9	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		700	0	5	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	2	2	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	(2)	13	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		3,700	(1)	33	32	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		100	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		40	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		200	0	4	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036		200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036		300	(1)	1	0	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		300	10	10	20	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	137	283	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		60	3	20	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		200	66	14	80	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	22	119	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		100	6	34	40	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		1,400	198	28	226	14	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		1,400	62	(14)	48	16	0
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	9,800	0	(115)	(115)	0	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		5,200	0	(17)	(17)	2	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		32,400	7	(141)	(134)	14	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	2,739,300	0	38	38	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		1,728,700	0	26	26	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030		10,000	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030		4,900	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		9,800	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		90,000	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		412,500	0	(1)	(1)	0	0
Pay(6)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036		300	0	0	0	0	0
Pay(6)	3-Month COP-IBR Compounded-OIS	4.375	Annual	07/01/2036		300	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	410	0	(1)	(1)	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		50	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.665	Annual	07/01/2036		50	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	04/17/2036	ZAR	900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	04/21/2036		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.910	Quarterly	04/22/2036		1,200	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	04/23/2036		600	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	04/24/2036		600	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.140	Quarterly	04/28/2036		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.150	Quarterly	04/28/2036		400	0	1	1	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	09/18/2034	AUD	6,300	$46	$(120)	$(74)	$0	$(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,150	55	(100)	(45)	0	(1)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	2,360	0	1	1	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		500	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	100	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		200	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(2)	(3)	(5)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		100	0	(2)	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		500	0	(7)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035		1,700	0	(27)	(27)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,220	(24)	2	(22)	0	(2)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		800	1	13	14	1	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,000	(14)	(10)	(24)	0	0

							$853	$(49)	$804	$124	$(18)

Total Swap Agreements							$965	$(11)	$954	$125	$(19)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$95	$125	$220	$ (3)	$ (97)	$ (19)	$ (119)

Cash of $2,189 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	18		$12	$0	$0
	07/2026	CNH	68		10	0	0
	07/2026	NZD	603		356	14	0
	07/2026		$10	CAD	14	0	0
	07/2026		306	NZD	542	2	0
	08/2026	CAD	14		$10	0	0
	08/2026	NZD	542		306	0	(2)
	08/2026		$4	AUD	6	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2026	DOP	529		$9	$0	$0
	07/2026	GBP	16		22	0	0
	07/2026	NOK	235		24	0	0
	07/2026		$66	CNH	446	0	0
	07/2026		11	JPY	1,829	0	0
	07/2026		77	NOK	720	0	(5)
	07/2026		8	PLN	31	0	0
	08/2026	DOP	415		$7	0	0
	08/2026	ILS	151		51	0	0
	08/2026		$13	INR	1,227	0	0
	08/2026		52	ZAR	945	5	0
	09/2026	COP	1,110,483		$297	0	(22)
	09/2026	MXN	142		8	0	0
	10/2026	BRL	500		91	0	(3)
	11/2026		$126	PEN	432	0	0

BPS	07/2026	BRL	3,140		$602	0	(6)
	07/2026	CHF	66		84	2	0
	07/2026	CNH	402		59	0	0
	07/2026	GBP	59		79	1	0
	07/2026	IDR	8,186,076		457	0	0
	07/2026	ILS	259		88	1	0
	07/2026	INR	15,367		160	0	(2)
	07/2026	KRW	27,052		18	0	0
	07/2026	THB	2,297		70	1	0
	07/2026		$620	BRL	3,140	0	(11)
	07/2026		175	IDR	3,127,689	0	0
	07/2026		457	INR	43,361	1	(1)
	07/2026		39	JPY	6,187	0	(1)
	07/2026		113	KRW	173,483	0	(1)
	07/2026		54	TWD	1,706	0	(1)
	07/2026	ZAR	4,490		$274	0	0
	08/2026	IDR	1,077,983		60	0	0
	08/2026	ILS	25		8	0	0
	08/2026		$30	BRL	157	0	0
	08/2026		109	INR	10,309	0	0
	09/2026	IDR	908,848		$50	0	0
	09/2026	THB	2,083		64	1	0
	09/2026		$289	IDR	5,114,992	0	(6)
	09/2026		35	INR	3,309	0	0
	09/2026		10	THB	328	0	0
	10/2026	BRL	6,600		$1,238	11	(24)
	12/2026		$31	IDR	556,864	0	0

BRC	07/2026	COP	6,291,855		$1,657	0	(173)
	07/2026	ILS	319		108	1	0
	07/2026	NZD	876		518	21	0
	07/2026	TRY	2,855		60	0	(1)
	07/2026		$1,828	COP	6,291,855	3	0
	07/2026		943	TRY	44,858	3	0
	07/2026	ZAR	22,174		$1,365	14	0
	08/2026		$26	ZAR	458	2	0
	09/2026	COP	6,291,855		$1,805	0	(3)

BSH	07/2026		$206	JPY	32,785	0	(5)
	07/2026		530	NZD	938	3	0
	08/2026	NZD	938		$531	0	(3)
	09/2026		$2,209	BRL	11,332	0	(47)
	10/2026	BRL	7,100		$1,311	0	(35)
	12/2026	PEN	542		160	3	0

CBK	07/2026	CZK	114		5	0	0
	07/2026	IDR	243,328		14	0	0
	07/2026	ILS	288		99	2	0
	07/2026	INR	10,204		108	0	0
	07/2026	NOK	350		38	2	0
	07/2026	SEK	114		12	1	0
	07/2026		$237	EUR	203	0	(5)
	07/2026		86	HUF	26,305	0	(2)
	07/2026		87	IDR	1,560,588	0	0
	07/2026		105	INR	10,204	3	0
	07/2026		10	KRW	14,935	0	0
	07/2026		259	PEN	880	0	(1)
	07/2026		78	PLN	284	0	(2)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$19	TWD	611	$0	$0
	08/2026	ILS	424		$146	4	0
	08/2026		$20	ILS	60	0	0
	08/2026		20	INR	1,916	0	0
	09/2026	CLP	75,843		$87	5	0
	09/2026	IDR	3,227,404		179	0	0
	09/2026	INR	966		10	0	0
	09/2026	MXN	72		4	0	0
	09/2026	PEN	998		291	1	(1)
	09/2026	THB	2,293		69	0	0
	09/2026		$60	IDR	1,062,853	0	(1)
	09/2026		5	PEN	16	0	0
	10/2026	PEN	3,039		$882	1	(4)
	12/2026		5,544		1,586	0	(26)
	12/2026		$92	IDR	1,668,919	0	0
	01/2027	PEN	1,839		$543	10	0

DUB	07/2026	IDR	179,905		10	0	0
	07/2026	INR	3,938		42	0	0
	07/2026	PEN	683		202	2	0
	07/2026		$28	INR	2,685	1	0
	07/2026		10	NOK	97	0	(1)
	07/2026		78	PLN	289	0	(1)
	07/2026	ZAR	10,311		$637	9	0
	08/2026	PEN	1,527		452	6	0
	09/2026	IDR	2,617,393		145	0	0
	09/2026		$37	IDR	664,285	0	0
	09/2026		42	INR	3,965	0	0
	09/2026		1	PEN	4	0	0
	10/2026	PEN	2,667		$781	4	0
	12/2026		$27	IDR	492,094	0	0

FAR	07/2026	CNH	400		$59	0	0
	07/2026	GBP	766		1,030	14	0
	07/2026	INR	3,971		42	0	0
	07/2026	JPY	150,882		933	5	0
	07/2026	PEN	196		58	1	0
	07/2026	SGD	2,356		1,847	26	0
	07/2026		$163	CNH	1,110	0	0
	07/2026		103	HUF	31,680	0	(1)
	07/2026		42	INR	3,971	0	0
	07/2026		260	PLN	957	0	(6)
	07/2026		7	SEK	68	0	0
	07/2026	ZAR	14,689		$890	0	(5)
	08/2026	CNH	1,108		163	0	0
	08/2026	ILS	178		62	2	0
	08/2026	PEN	1,051		311	4	0
	08/2026	SEK	68		7	0	0
	08/2026		$933	JPY	150,487	0	(5)
	09/2026		20	INR	1,948	0	0

GLM	07/2026	BRL	2,600		$481	0	(23)
	07/2026	DOP	1,879		31	0	0
	07/2026	IDR	1,508,576		84	0	0
	07/2026	KRW	39,386		26	0	0
	07/2026		$506	BRL	2,600	1	(4)
	07/2026		940	CAD	1,337	3	0
	07/2026		84	IDR	1,508,576	0	0
	07/2026		26	KRW	39,380	0	0
	08/2026	CAD	1,335		$940	0	(3)
	08/2026	DOP	239		4	0	0
	08/2026		$28	INR	2,649	0	0
	09/2026	DOP	5,990		$99	1	(1)
	09/2026	IDR	1,517,411		84	0	0
	09/2026	MXN	81		5	0	0
	09/2026	THB	6,914		214	5	0
	09/2026		$171	IDR	3,063,433	0	(1)
	09/2026		112	INR	10,797	1	0
	10/2026	DOP	417		$7	0	0
	12/2026		60		1	0	0

JPM	07/2026	AUD	127		90	2	0
	07/2026	BRL	667		130	0	0
	07/2026	ILS	815		273	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	NOK	346		$35	$0	$0
	07/2026		$129	BRL	667	0	0
	07/2026		99	GBP	74	0	(1)
	07/2026		260	HUF	79,410	0	(5)
	07/2026		13	IDR	228,263	0	0
	07/2026		108	PLN	396	0	(3)
	07/2026		49	THB	1,630	0	0
	08/2026	ILS	696		$239	5	0
	08/2026		$53	AUD	76	0	(1)
	08/2026		43	INR	4,085	0	0
	08/2026		35	NOK	346	0	0
	09/2026	IDR	229,531		$13	0	0
	09/2026	MXN	483		27	0	0
	09/2026	THB	5,219		160	3	(1)
	09/2026		$54	INR	5,110	0	0
	09/2026		2,399	MXN	41,690	0	(30)
	10/2026	BRL	5,200		$947	0	(39)
	10/2026		$130	BRL	681	0	0
	12/2026	MXN	5,912		$335	1	0

MBC	07/2026	AUD	110		76	0	0
	07/2026	CHF	611		776	20	0
	07/2026	EUR	106		123	2	0
	07/2026	IDR	20,661		1	0	0
	07/2026	INR	3,954		42	0	0
	07/2026	NOK	112		11	0	0
	07/2026		$239	AUD	340	1	(4)
	07/2026		1	IDR	20,661	0	0
	07/2026		65	INR	6,222	1	0
	07/2026		192	JPY	30,549	0	(4)
	07/2026		40	KRW	61,354	0	(1)
	07/2026		25	NOK	230	0	(2)
	08/2026		76	AUD	110	0	0
	08/2026		15	INR	1,447	0	0
	08/2026		11	NOK	112	0	0
	09/2026	THB	14,862		$461	11	(1)
	09/2026		$176	INR	16,879	1	0

NGF	07/2026	IDR	1,396,381		$78	0	0
	07/2026		$78	IDR	1,396,381	0	0
	07/2026		65	INR	6,280	1	0
	07/2026		31	TRY	1,470	0	0
	09/2026	IDR	1,404,212		$78	0	0
	09/2026		$36	IDR	648,894	0	0

SCX	07/2026	INR	3,101		$33	0	0
	07/2026	NGN	30,397		22	0	0
	07/2026		$29	IDR	529,395	0	0
	07/2026		86	INR	8,235	1	0
	08/2026		69		6,580	1	0
	09/2026	IDR	1,642,303		$91	0	0
	09/2026	THB	2,798		86	2	0
	09/2026		$93	IDR	1,668,987	0	(1)
	09/2026		33	INR	3,122	0	0

SOG	07/2026	AUD	85		$58	0	0
	07/2026	CNH	686		101	0	0
	07/2026	EUR	2,887		3,368	69	0
	07/2026		$863	CHF	698	1	0
	07/2026		3,174	EUR	2,790	14	0
	07/2026		501	JPY	79,550	0	(11)
	07/2026		1,822	SGD	2,360	2	0
	08/2026	CHF	695		$863	0	(1)
	08/2026	EUR	2,790		3,178	0	(14)
	08/2026	SGD	2,355		1,822	0	(2)
	08/2026		$58	AUD	85	0	0

SSB	07/2026	CAD	1,375		$997	28	0
	07/2026	CHF	21		27	1	0
	07/2026		$9	CAD	12	0	0
	07/2026		1,014	GBP	767	4	0
	08/2026	CAD	12		$9	0	0
	08/2026	COP	600,586		157	0	(16)
	08/2026	GBP	767		1,014	0	(4)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	07/2026		$79	PLN	289	$0	$(2)
	09/2026	COP	496,356		$133	0	(10)
	09/2026	THB	253		8	0	0
	11/2026	HUF	12,616	EUR	35	0	0
	12/2026	COP	1,065,623		$273	0	(27)

Total Forward Foreign Currency Contracts						$374	$(626)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	245	$2	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	155	1	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	521	25	50

						$28	$50

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840%	08/06/2026	400	$1	$1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	300	27	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	300	27	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	1,000	96	64
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	1,000	96	122

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	400	1	1

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	6,500	5	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.111	05/28/2027	1,700	6	5

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	200	0	0

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	28
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	49

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	10,200	8	38
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	300	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.110	05/28/2027	600	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,000	86	55
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,000	86	97

							$530	$533

Total Purchased Options							$558	$583

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	245	$(1)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	155	0	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,042	(25)	(42)

UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	151	(2)	(1)

						$(28)	$(43)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004%	07/08/2026	100	$ (1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	100	0	0

							$ (1)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	$	95.188	08/06/2026	500	$(1)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		95.383	08/06/2026	400	(1)	0
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		95.531	08/06/2026	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056		100.188	09/04/2026	300	0	0

						$(3)	$(1)

Total Written Options						$(32)	$(44)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$297	$(84)	$60	$0	$(24)
MYI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	353	0	(28)	0	(28)

Total Swap Agreements						$(84)	$32	$0	$(52)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$16	$0	$0	$16	$(2)	$0	$0	$(2)	$14	$0	$14
BOA	5	284	0	289	(30)	(42)	0	(72)	217	0	217
BPS	18	1	0	19	(53)	0	0	(53)	(34)	0	(34)
BRC	44	0	0	44	(177)	0	(24)	(201)	(157)	0	(157)
BSH	6	0	0	6	(90)	0	0	(90)	(84)	0	(84)
CBK	29	0	0	29	(42)	0	0	(42)	(13)	0	(13)
DUB	22	29	0	51	(2)	0	0	(2)	49	0	49
FAR	52	0	0	52	(17)	0	0	(17)	35	0	35
GLM	11	0	0	11	(32)	0	0	(32)	(21)	0	(21)
GSC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
JPM	11	77	0	88	(81)	0	0	(81)	7	0	7
MBC	36	0	0	36	(12)	0	0	(12)	24	0	24
MYC	0	192	0	192	0	0	0	0	192	87	279
MYI	0	0	0	0	0	0	(28)	(28)	(28)	0	(28)
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	4	0	0	4	(1)	0	0	(1)	3	0	3
SOG	86	0	0	86	(28)	0	0	(28)	58	0	58
SSB	33	0	0	33	(20)	0	0	(20)	13	0	13
UAG	0	0	0	0	(39)	(1)	0	(40)	(40)	0	(40)

Total Over the Counter	$374	$583	$0	$957	$(626)	$(44)	$(52)	$(722)

(k)

Securities with an aggregate market value of $87 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$95	$95
Swap Agreements	0	1	0	0	124	125

	$0	$1	$0	$0	$219	$220

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$374	$0	$374
Purchased Options	0	0	0	50	533	583

	$0	$0	$0	$424	$533	$957

	$0	$1	$0	$424	$752	$1,177

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	97	97
Swap Agreements	0	0	0	0	19	19

	$0	$0	$0	$0	$119	$119

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$626	$0	$626
Written Options	0	0	0	43	1	44
Swap Agreements	0	52	0	0	0	52

	$0	$52	$0	$669	$1	$722

	$0	$52	$0	$669	$120	$841

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	(124)	(124)
Swap Agreements	0	(12)	0	0	50	38

	$0	$(12)	$0	$0	$(55)	$(67)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(480)	$0	$(480)
Purchased Options	0	0	0	(3)	14	11
Written Options	0	0	0	8	17	25
Swap Agreements	0	108	0	0	0	108

	$0	$108	$0	$(475)	$31	$(336)

	$0	$96	$0	$(475)	$(24)	$(403)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	(26)	0	0	0	(393)	(419)
Swap Agreements	0	6	0	0	230	236

	$(26)	$6	$0	$0	$(161)	$(181)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$68	$0	$68
Purchased Options	0	0	0	8	48	56
Written Options	0	0	0	0	(5)	(5)
Swap Agreements	0	(104)	0	0	0	(104)

	$0	$(104)	$0	$76	$43	$15

	$(26)	$(98)	$0	$76	$(118)	$(166)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)	June 30, 2026	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$834	$0	$834
Corporate Bonds & Notes
Banking & Finance	0	9,632	0	9,632
Industrials	0	6,509	0	6,509
Utilities	0	1,620	0	1,620
Municipal Bonds & Notes
West Virginia	0	100	0	100
U.S. Government Agencies	0	50,595	0	50,595
U.S. Treasury Obligations	0	7,816	0	7,816
Non-Agency Mortgage-Backed Securities	0	3,895	966	4,861
Asset-Backed Securities
CMBS Other	0	38	0	38
Home Equity Other	0	3,558	0	3,558
Whole Loan Collateral	0	211	0	211
Other ABS	0	5,368	0	5,368
Sovereign Issues	0	19,496	0	19,496
Preferred Securities
Banking & Finance	0	43	0	43
Short-Term Instruments
Commercial Paper	0	5,431	0	5,431
Repurchase Agreements	0	12,400	0	12,400
Short-Term Notes	0	1,287	0	1,287
Egypt Treasury Bills	0	26	0	26
Nigeria Treasury Bills	0	248	0	248

	$0	$129,107	$966	$130,073

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,329	$0	$0	$15,329

Total Investments	$15,329	$129,107	$966	$145,402

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,943)	$0	$(1,943)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	206	0	220
Over the counter	0	957	0	957

	$14	$1,163	$0	$1,177

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(112)	0	(119)
Over the counter	0	(670)	(52)	(722)

	$(7)	$(782)	$(52)	$(841)

Total Financial Derivative Instruments	$7	$381	$(52)	$336

Totals	$15,336	$127,545	$914	$143,795

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(2)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$934	$0	$0	$0	$0	$32	$0	$0	$966	$32

	$934	$0	$0	$0	$0	$32	$0	$0	$966	$32

Financial Derivative Instruments - Liabilities
Over the counter	$(55)	$2	$(1)	$0	$101	$(99)	$0	$0	$(52)	$(28)

Totals	$879	$2	$(1)	$0	$101	$(67)	$0	$0	$914	$4

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$966	Discounted Cash Flow	Discount Rate	5.814	—

Financial Derivative Instruments - Liabilities
Over the counter	(52)	Indicative Market Quotation	Broker Quote	92.000	—

Total	$914

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2026	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Dynamic Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Notes to Financial Statements	(Cont.)

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets.

Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for

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certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the

Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application

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Notes to Financial Statements	(Cont.)

of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

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Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the

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Notes to Financial Statements	(Cont.)

intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases At Cost	Proceeds From Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$13,107	$16,922	$(14,700)	$0	$0	$15,329	$324	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that

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Notes to Financial Statements	(Cont.)

private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information

(e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

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Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

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Notes to Financial Statements	(Cont.)

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange.

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The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the

Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Notes to Financial Statements	(Cont.)

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the

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notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements

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Notes to Financial Statements	(Cont.)

exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in a changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the

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protections afforded to centrally-cleared derivative transactions might not be available for non-centrally- cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

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Notes to Financial Statements	(Cont.)

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the

Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements	(Cont.)

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.55%	0.30%	0.30%	0.30%	0.30%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

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June 30, 2026	(Unaudited)

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”), (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $921.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio

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Notes to Financial Statements	(Cont.)

securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$428,112	$428,741	$15,381	$11,229

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	135	$1,182	252	$2,224

Class M	1	5	1	3

Administrative Class	307	2,714	1,036	9,151

Advisor Class	109	965	178	1,564
Issued as reinvestment of distributions

Institutional Class	233	2,049	313	2,762

Class M	1	7	1	9

Administrative Class	142	1,246	180	1,588

Advisor Class	48	423	64	568
Cost of shares redeemed

Institutional Class	(278)	(2,469)	(444)	(3,911)

Class M	(1)	(5)	(2)	(17)

Administrative Class	(536)	(4,758)	(913)	(8,011)

Advisor Class	(101)	(898)	(298)	(2,617)

Net increase (decrease) resulting from Portfolio share transactions	60	$461	368	$3,313

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 73% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

44	PIMCO VARIABLE INSURANCE TRUST

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The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$146,627	$4,082	$(6,375)	(2,293)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

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Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DOP	Dominican Peso	NGN	Nigerian Naira	USD (or $)	United States Dollar

EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	SONIA	Sterling Overnight Interbank Average Rate

BOBL	Bundesobligation, the German word for federal government bond	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month

CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate	WIBOR	Warsaw Interbank Offered Rate

CDO	Collateralized Debt Obligation

46	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Dynamic Bond Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0324	$0.0000	$0.0000	$0.0324

February 2026	$0.0346	$0.0000	$0.0000	$0.0346

March 2026	$0.0395	$0.0000	$0.0000	$0.0395

April 2026	$0.0394	$0.0000	$0.0000	$0.0394

May 2026	$0.0432	$0.0000	$0.0000	$0.0432

June 2026	$0.0397	$0.0000	$0.0000	$0.0397

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0290	$0.0000	$0.0000	$0.0290

February 2026	$0.0315	$0.0000	$0.0000	$0.0315

March 2026	$0.0362	$0.0000	$0.0000	$0.0362

April 2026	$0.0362	$0.0000	$0.0000	$0.0362

May 2026	$0.0398	$0.0000	$0.0000	$0.0398

June 2026	$0.0365	$0.0000	$0.0000	$0.0365

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0313	$0.0000	$0.0000	$0.0313

February 2026	$0.0336	$0.0000	$0.0000	$0.0336

March 2026	$0.0384	$0.0000	$0.0000	$0.0384

April 2026	$0.0383	$0.0000	$0.0000	$0.0383

May 2026	$0.0421	$0.0000	$0.0000	$0.0421

June 2026	$0.0386	$0.0000	$0.0000	$0.0386

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0305	$0.0000	$0.0000	$0.0305

February 2026	$0.0329	$0.0000	$0.0000	$0.0329

March 2026	$0.0376	$0.0000	$0.0000	$0.0376

April 2026	$0.0376	$0.0000	$0.0000	$0.0376

May 2026	$0.0413	$0.0000	$0.0000	$0.0413

June 2026	$0.0379	$0.0000	$0.0000	$0.0379

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	47

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

48	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

Not applicable.

50	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITDYNBONDFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Emerging Markets Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO VARIABLE INSURANCE TRUST

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Emerging Markets Bond Portfolio	09/30/02	04/30/12	11/10/14	09/30/02	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Emerging Markets Bond Portfolio	(Cont.)

securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Emerging Markets Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2026 - 06/30/2026†	$11.42	$0.38	$(0.01)	$0.37	$(0.38)	$0.00	$(0.38)

12/31/2025	10.64	0.76	0.79	1.55	(0.77)	0.00	(0.77)

12/31/2024	10.56	0.72	0.06	0.78	(0.70)	0.00	(0.70)

12/31/2023	10.06	0.59	0.50	1.09	(0.59)	0.00	(0.59)

12/31/2022	12.52	0.52	(2.46)	(1.94)	(0.52)	0.00	(0.52)

12/31/2021	13.44	0.54	(0.86)	(0.32)	(0.60)	0.00	(0.60)
Class M

01/01/2026 - 06/30/2026†	11.42	0.36	(0.02)	0.34	(0.35)	0.00	(0.35)

12/31/2025	10.64	0.71	0.79	1.50	(0.72)	0.00	(0.72)

12/31/2024	10.56	0.67	0.06	0.73	(0.65)	0.00	(0.65)

12/31/2023	10.06	0.55	0.49	1.04	(0.54)	0.00	(0.54)

12/31/2022	12.52	0.47	(2.45)	(1.98)	(0.48)	0.00	(0.48)

12/31/2021	13.44	0.48	(0.86)	(0.38)	(0.54)	0.00	(0.54)
Administrative Class

01/01/2026 - 06/30/2026†	11.42	0.37	(0.01)	0.36	(0.37)	0.00	(0.37)

12/31/2025	10.64	0.75	0.79	1.54	(0.76)	0.00	(0.76)

12/31/2024	10.56	0.70	0.06	0.76	(0.68)	0.00	(0.68)

12/31/2023	10.06	0.58	0.50	1.08	(0.58)	0.00	(0.58)

12/31/2022	12.52	0.51	(2.46)	(1.95)	(0.51)	0.00	(0.51)

12/31/2021	13.44	0.52	(0.86)	(0.34)	(0.58)	0.00	(0.58)
Advisor Class

01/01/2026 - 06/30/2026†	11.42	0.37	(0.02)	0.35	(0.36)	0.00	(0.36)

12/31/2025	10.64	0.73	0.80	1.53	(0.75)	0.00	(0.75)

12/31/2024	10.56	0.69	0.06	0.75	(0.67)	0.00	(0.67)

12/31/2023	10.06	0.57	0.49	1.06	(0.56)	0.00	(0.56)

12/31/2022	12.52	0.49	(2.45)	(1.96)	(0.50)	0.00	(0.50)

12/31/2021	13.44	0.51	(0.86)	(0.35)	(0.57)	0.00	(0.57)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.41	3.28%	$62,556	0.97	%*	0.97	%*	0.86	%*	0.86	%*	6.78	%*	30%

11.42	15.15	61,013	1.02		1.02		0.85		0.85		6.96		67

10.64	7.59	55,165	1.13		1.13		0.85		0.85		6.76		62

10.56	11.27	53,101	1.12		1.12		0.85		0.85		5.90		72

10.06	(15.50)	49,539	0.89		0.89		0.85		0.85		4.95		39

12.52	(2.42)	59,591	0.87		0.87		0.85		0.85		4.22		42

11.41	3.05	455	1.42	*	1.42	*	1.31	*	1.31	*	6.33	*	30

11.42	14.64	458	1.47		1.47		1.30		1.30		6.52		67

10.64	7.11	418	1.58		1.58		1.30		1.30		6.29		62

10.56	10.78	411	1.57		1.57		1.30		1.30		5.44		72

10.06	(15.88)	440	1.34		1.34		1.30		1.30		4.47		39

12.52	(2.85)	579	1.32		1.32		1.30		1.30		3.75		42

11.41	3.20	99,950	1.12	*	1.12	*	1.01	*	1.01	*	6.63	*	30

11.42	14.98	100,395	1.17		1.17		1.00		1.00		6.82		67

10.64	7.43	96,396	1.28		1.28		1.00		1.00		6.58		62

10.56	11.11	104,426	1.27		1.27		1.00		1.00		5.73		72

10.06	(15.63)	109,838	1.04		1.04		1.00		1.00		4.78		39

12.52	(2.56)	134,990	1.02		1.02		1.00		1.00		4.06		42

11.41	3.15	44,672	1.22	*	1.22	*	1.11	*	1.11	*	6.53	*	30

11.42	14.86	43,648	1.27		1.27		1.10		1.10		6.71		67

10.64	7.32	40,059	1.38		1.38		1.10		1.10		6.49		62

10.56	11.00	41,049	1.37		1.37		1.10		1.10		5.65		72

10.06	(15.72)	38,856	1.14		1.14		1.10		1.10		4.69		39

12.52	(2.66)	49,141	1.12		1.12		1.10		1.10		3.97		42

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Emerging Markets Bond Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$205,575
Investments in Affiliates	762
Financial Derivative Instruments
Exchange-traded or centrally cleared	149
Over the counter	1,566
Cash	1,503
Deposits with counterparty	2,638
Foreign currency, at value	1,354
Receivable for investments sold	2,440
Receivable for TBA investments sold	465
Receivable for Portfolio shares sold	118
Interest and/or dividends receivable	3,279
Dividends receivable from Affiliates	4
Reimbursement receivable from PIMCO	2
Total Assets	219,855

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$4,879
Financial Derivative Instruments
Exchange-traded or centrally cleared	242
Over the counter	956
Payable for investments purchased	853
Payable for investments in Affiliates purchased	4
Payable for TBA investments purchased	3,703
Deposits from counterparty	641
Payable for Portfolio shares redeemed	772
Accrued investment advisory fees	76
Accrued supervisory and administrative fees	68
Accrued distribution fees	9
Accrued servicing fees	12
Foreign capital gains tax payable	7
Total Liabilities	12,222

Commitments and Contingent Liabilities^

Net Assets	$207,633

Net Assets Consist of:

Paid in capital	$244,072
Distributable earnings (accumulated loss)	(36,439)

Net Assets	$207,633

Net Assets:

Institutional Class	$62,556
Class M	455
Administrative Class	99,950
Advisor Class	44,672

Shares Issued and Outstanding:

Institutional Class	5,484
Class M	40
Administrative Class	8,762
Advisor Class	3,916

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.41
Class M	11.41
Administrative Class	11.41
Advisor Class	11.41

Cost of investments in securities	$206,181
Cost of investments in Affiliates	$762
Cost of foreign currency held	$1,357
Cost or premiums of financial derivative instruments, net	$(249)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Emerging Markets Bond Portfolio	(Unaudited)

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$7,693
Dividends	49
Dividends from Investments in Affiliates	42
Miscellaneous income	9
Total Income	7,793

Expenses:

Investment advisory fees	453
Supervisory and administrative fees	403
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	73
Distribution and/or servicing fees - Advisor Class	54
Trustee fees	6
Interest expense	111
Miscellaneous expense	2
Total Expenses	1,103
Waiver and/or Reimbursement by PIMCO	(2)
Net Expenses	1,101

Net Investment Income (Loss)	6,692

Net Realized Gain (Loss):

Investments in securities	974
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	(2,063)
Over the counter financial derivative instruments	(720)
Foreign currency	42

Net Realized Gain (Loss)	(1,765)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(67)
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	637
Over the counter financial derivative instruments	905
Foreign currency assets and liabilities	(40)

Net Change in Unrealized Appreciation (Depreciation)	1,433

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,360

* Foreign tax withholdings	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$6,692	$13,465
Net realized gain (loss)	(1,765)	(2,344)
Net change in unrealized appreciation (depreciation)	1,433	16,563

Net Increase (Decrease) in Net Assets Resulting from Operations	6,360	27,684

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,038)	(4,019)
Class M	(14)	(29)
Administrative Class	(3,186)	(6,818)
Advisor Class	(1,406)	(2,811)

Total Distributions(a)	(6,644)	(13,677)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	2,403	(531)

Total Increase (Decrease) in Net Assets	2,119	13,476

Net Assets:

Beginning of period	205,514	192,038
End of period	$207,633	$205,514

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 99.0%

ALBANIA 0.1%

SOVEREIGN ISSUES 0.1%

Albania Government International Bonds
3.500% due 11/23/2031	EUR	200	$228

Total Albania (Cost $225)			228

ANGOLA 1.0%

CORPORATE BONDS & NOTES 0.4%

Sonangol Finance Ltd.
10.000% due 01/29/2031		$800	807

SOVEREIGN ISSUES 0.6%

Angola Government International Bonds
8.750% due 04/14/2032		200	202
9.244% due 01/15/2031		300	311
9.375% due 03/31/2033		400	410
9.875% due 10/15/2035		200	209
9.875% due 03/31/2037		200	206

			1,338

Total Angola (Cost $2,055)			2,145

ARGENTINA 3.5%

SOVEREIGN ISSUES 3.5%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$897	795
1.000% due 07/09/2029		314	287
3.500% due 07/09/2041 þ		3,312	2,484
4.125% due 07/09/2035 þ		1,776	1,426
4.125% due 07/09/2046 þ		289	222
5.000% due 01/09/2038 þ		2,292	1,919

Provincia de Buenos Aires/Government Bonds
6.625% due 09/01/2037 þ		181	149

Total Argentina (Cost $5,243)			7,282

ARMENIA 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Armenia International Bonds
3.600% due 02/02/2031		$500	461
3.950% due 09/26/2029		300	288

Total Armenia (Cost $792)			749

AUSTRALIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Australian Metcoal Financing Pty. Ltd.
6.250% due 10/22/2031		$200	204
6.750% due 04/22/2034		200	206

Total Australia (Cost $399)			410

BAHRAIN 0.9%

SOVEREIGN ISSUES 0.9%

Bahrain Government International Bonds
4.250% due 01/25/2028		$300	290
6.625% due 10/06/2037		400	377
7.100% due 02/03/2038 (j)		400	390
7.500% due 09/20/2047 (j)		300	290

CBB International Sukuk Programme Co. WLL
5.874% due 02/06/2034		200	194
6.124% due 09/03/2034		400	393

Total Bahrain (Cost $1,981)			1,934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BENIN 0.2%

SOVEREIGN ISSUES 0.2%

Benin Government International Bonds
7.960% due 02/13/2038		$200	$213

Benin Sukuk SA
6.200% due 01/29/2033		200	194

Total Benin (Cost $408)			407

BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%

Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.850% due 10/14/2038		$400	376

Total Bermuda (Cost $400)			376

BOLIVIA 0.2%

SOVEREIGN ISSUES 0.2%

Bolivia Government International Bonds
9.450% due 05/14/2031		$400	410

Total Bolivia (Cost $395)			410

BRAZIL 6.9%

CORPORATE BONDS & NOTES 1.4%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	16,000	918

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$860	864

Rede D’or Finance SARL
6.550% due 04/28/2036		300	291

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(a)(b)		333	10

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(a)(b)		149	9

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	10,380	807

			2,899

SOVEREIGN ISSUES 5.5%

Brazil Government International Bonds
4.000% due 04/23/2030	EUR	400	459
5.500% due 02/04/2033		$200	197
7.125% due 05/13/2054		96	97
7.250% due 01/12/2056		803	809

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (e)	BRL	30,017	5,624
0.000% due 04/01/2027 (e)		18,191	3,202

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		4,740	762
10.000% due 01/01/2033		1,200	193

			11,343

Total Brazil (Cost $14,963)			14,242

BULGARIA 0.4%

SOVEREIGN ISSUES 0.4%

Bulgaria Government International Bonds
3.625% due 09/05/2032	EUR	400	465
5.000% due 03/05/2037		$400	391

Total Bulgaria (Cost $843)			856

CAMEROON 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR	550	562
9.500% due 07/31/2031		$200	202

Total Cameroon (Cost $797)			764

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%

Parex Resources, Inc.
8.500% due 05/11/2031		$300	$305

Total Canada (Cost $300)			305

CAYMAN ISLANDS 2.9%

ASSET-BACKED SECURITIES 0.1%

IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •		$208	208

CONVERTIBLE BONDS & NOTES 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		24	0
0.000% due 12/31/2027 (e)		30	0
0.000% due 12/31/2028 (e)		47	1
0.000% due 12/31/2029 (e)		47	0
0.000% due 12/31/2030 (e)		59	1
0.000% due 12/31/2031 (e)		59	0
0.000% due 12/31/2032 (e)		112	0

			2

CORPORATE BONDS & NOTES 2.5%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(h)(i)		400	381

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (e)		384	315

Energuate Trust 2 0
6.350% due 09/15/2035		200	199

FWD Group Holdings Ltd.
5.836% due 09/22/2035		200	200

Gaci First Investment Co.
4.875% due 02/14/2035		1,400	1,362

Interoceanica V Finance Ltd.
0.000% due 05/15/2030 (e)		337	284
7.860% due 05/15/2030		154	157

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		5	0

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		40	1

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		67	2

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		83	2

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		121	2

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		114	2

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)		27	1

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,143

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		$73	75

Montego Bay Airport Revenue Finance Ltd.
6.600% due 06/15/2035		200	198

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		600	603

SRC Sukuk Ltd.
5.000% due 02/27/2028		200	201

			5,128

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%

KSA Ijarah Sukuk Ltd.
4.875% due 09/09/2035		$600	$591

Total Cayman Islands (Cost $6,020)			5,929

CHILE 2.6%

CORPORATE BONDS & NOTES 2.0%

Banco del Estado de Chile
7.950% due 05/02/2029 •(h)(i)		$300	317

Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050		300	210
4.250% due 07/17/2042		200	164
4.875% due 11/04/2044		600	522
6.300% due 09/08/2053		300	308
6.330% due 01/13/2035		300	316
6.780% due 01/13/2055		500	540

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		200	127
3.830% due 09/14/2061		200	137

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		200	191

Empresa Nacional del Petroleo
5.950% due 07/30/2034		200	204
6.150% due 05/10/2033		200	208

Engie Energia Chile SA
6.375% due 04/17/2034		200	210

GNL Quintero SA
4.634% due 07/31/2029		247	247

Sociedad Quimica y Minera de Chile SA
5.625% due 04/22/2056 •		200	199

Sociedad Transmisora Metropolitana SpA
6.385% due 12/15/2055		200	204

			4,104

SOVEREIGN ISSUES 0.6%

Chile Government International Bonds
3.100% due 05/07/2041 (j)		300	231
3.250% due 09/21/2071		800	506
4.340% due 03/07/2042 (j)		600	531

			1,268

Total Chile (Cost $5,997)			5,372

		SHARES

CHINA 0.0%

COMMON STOCKS 0.0%

Kaisa Group Holdings Ltd.		383,453	2

Total China (Cost $0)			2

		PRINCIPAL AMOUNT (000s)

COLOMBIA 1.6%

CORPORATE BONDS & NOTES 0.6%

Banco Davivienda SA
8.125% due 07/02/2035 •(i)		$400	415

Ecopetrol SA
6.875% due 04/29/2030		200	204
7.750% due 02/01/2032		200	210
8.375% due 01/19/2036		200	217

Promigas SA ESP/Gases del Pacifico SAC
7.750% due 06/24/2056 •		200	203

			1,249

SOVEREIGN ISSUES 1.0%

Colombia Government International Bonds
3.250% due 04/22/2032		300	261
5.750% due 11/26/2034	EUR	400	465
6.125% due 01/18/2041 (j)		$200	188
6.500% due 01/21/2033		400	407

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 11/26/2038	EUR	200	$241
7.375% due 04/25/2030		$200	211
7.500% due 02/02/2034		300	321

			2,094

Total Colombia (Cost $3,288)			3,343

CONGO 0.5%

SOVEREIGN ISSUES 0.5%

Congolese International Bonds
6.000% due 06/30/2029 þ		$68	67
9.500% due 05/26/2036		300	290

DRC International Bonds
8.750% due 04/16/2032		300	311
9.500% due 04/16/2037		300	315

Total Congo (Cost $960)			983

COSTA RICA 0.8%

SOVEREIGN ISSUES 0.8%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	500	601
5.950% due 04/27/2033		300	366
6.001% due 01/16/2036		500	605

Total Costa Rica (Cost $1,530)			1,572

CZECH REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%

EPH Financing International AS
6.651% due 11/13/2028	EUR	300	364

Total Czech Republic (Cost $333)			364

DOMINICAN REPUBLIC 2.4%

SOVEREIGN ISSUES 2.4%

Dominican Republic International Bonds
4.875% due 09/23/2032		$700	666
5.500% due 02/22/2029		200	200
5.875% due 10/28/2035		400	396
5.875% due 01/30/2060		600	531
6.000% due 07/19/2028		200	203
6.000% due 02/22/2033		500	505
6.500% due 02/15/2048		300	298
6.600% due 06/01/2036		150	157
6.950% due 03/15/2037		400	425
7.150% due 02/24/2055		200	213
8.625% due 04/20/2027		100	103
10.500% due 03/15/2037	DOP	8,000	143
10.750% due 06/01/2036		20,100	364
11.250% due 09/15/2035		12,800	237
13.625% due 02/10/2034		23,800	483

Total Dominican Republic (Cost $4,937)			4,924

ECUADOR 1.5%

SOVEREIGN ISSUES 1.5%

Ecuador Government International Bonds
0.000% due 07/31/2030 (e)		$494	427
5.000% due 07/31/2040 þ		495	416
6.900% due 07/31/2035 þ		1,507	1,387
8.750% due 01/29/2034		400	405
9.250% due 01/29/2039		400	411

Ecuador Social Bonds SARL
0.000% due 01/30/2035 (e)		37	28

Total Ecuador (Cost $2,389)			3,074

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT 1.8%

SOVEREIGN ISSUES 1.8%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	22,800	$442

Egypt Government International Bonds
6.375% due 04/11/2031	EUR	900	1,049
7.300% due 09/30/2033 (j)		$300	300
7.625% due 05/29/2032		800	821
8.500% due 01/31/2047		200	196
8.875% due 05/29/2050		400	400
9.450% due 02/04/2033		500	556

Total Egypt (Cost $2,972)			3,764

EL SALVADOR 0.7%

CORPORATE BONDS & NOTES 0.3%

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033		$500	529

SOVEREIGN ISSUES 0.4%

El Salvador Government International Bonds
8.250% due 04/10/2032		30	32
9.250% due 04/17/2030		300	324
9.650% due 11/21/2054		500	575

			931

Total El Salvador (Cost $1,309)			1,460

GABON 0.1%

SOVEREIGN ISSUES 0.1%

Gabon Government International Bonds
9.500% due 02/18/2029		$300	287

Total Gabon (Cost $278)			287

GERMANY 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Stepstone Group Midco 2 GmbH
6.885% (EUR006M + 2.459%) due 04/26/2032 ~	EUR	1,000	938

Total Germany (Cost $1,050)			938

GHANA 0.6%

SOVEREIGN ISSUES 0.6%

Ghana Government International Bonds
0.000% due 07/03/2026 (e)		$24	24
1.500% due 01/03/2037		700	416
5.000% due 07/03/2029 þ		720	712

Total Ghana (Cost $994)			1,152

GUATEMALA 0.7%

CORPORATE BONDS & NOTES 0.1%

Industrial Subordinated Trust 2 0
6.550% due 04/15/2036 •		$200	203

SOVEREIGN ISSUES 0.6%

Guatemala Government Bonds
4.875% due 02/13/2028		200	200
6.050% due 08/06/2031		200	206
6.125% due 06/01/2050		300	302
6.250% due 08/15/2036		300	314
6.875% due 08/15/2055		200	218

			1,240

Total Guatemala (Cost $1,389)			1,443

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	$343
5.050% due 01/27/2027		$300	297

Total Hong Kong (Cost $610)			640

HUNGARY 1.1%

CORPORATE BONDS & NOTES 0.1%

MVM Energetika Zrt
7.500% due 06/09/2028		$200	209

SOVEREIGN ISSUES 1.0%

Hungary Government International Bonds
2.125% due 09/22/2031		250	217
5.250% due 06/16/2029		300	304
5.500% due 06/16/2034		200	204
6.000% due 09/26/2035		200	208
6.750% due 09/25/2052		400	436
7.625% due 03/29/2041		100	119

MFB Magyar Fejlesztesi Bank Zrt
6.500% due 06/29/2028		500	515

			2,003

Total Hungary (Cost $2,138)			2,212

INDIA 0.5%

CORPORATE BONDS & NOTES 0.3%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		$127	115

IIFL Finance Ltd.
8.750% due 07/24/2028		300	309

Muthoot Finance Ltd.
5.750% due 08/04/2030		200	196

			620

SOVEREIGN ISSUES 0.2%

Export-Import Bank of India
3.250% due 01/15/2030		500	474

Total India (Cost $1,126)			1,094

INDONESIA 3.9%

CORPORATE BONDS & NOTES 3.1%

Danantara Investment Management PT
5.350% due 06/18/2031		$400	400
5.950% due 06/18/2036		400	399

Freeport Indonesia PT
5.315% due 04/14/2032		400	398

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.450% due 05/15/2030		800	806

Pertamina Hulu Energi PT
5.250% due 05/21/2030		500	499

Pertamina Persero PT
6.000% due 05/03/2042		500	488
6.450% due 05/30/2044		1,500	1,531

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	557
4.375% due 02/05/2050		200	150
4.750% due 02/03/2031		200	195
5.250% due 05/15/2047		400	346
5.450% due 02/03/2036		200	191
6.250% due 01/25/2049		400	391

			6,351

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%

Indonesia Government International Bonds
3.875% due 01/15/2033	EUR	300	$338
4.125% due 01/15/2037		300	329
4.460% due 03/04/2038		400	445
5.690% due 05/29/2036		$400	409

Perusahaan Penerbit SBSN Indonesia III
5.650% due 11/25/2054		200	196

			1,717

Total Indonesia (Cost $8,534)			8,068

IRELAND 1.0%

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029		$253	241

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Panama Government International Bonds
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR	900	1,030

SOVEREIGN ISSUES 0.4%

Avenir Issuer III Ireland DAC
6.000% due 03/22/2027		$81	81

Republic of Angola Via Avenir Issuer II Ireland DAC
6.927% due 02/19/2027		461	459

Republic of Angola Via Avenir Issuer IV Ireland DAC
6.000% due 12/30/2027		391	386

			926

Total Ireland (Cost $2,128)			2,197

ISLE OF MAN 0.1%

CORPORATE BONDS & NOTES 0.1%

AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		$100	105

Total Isle of Man (Cost $103)			105

ISRAEL 0.5%

CORPORATE BONDS & NOTES 0.5%

Bank Leumi Le-Israel BM
5.642% due 06/29/2033		$300	302

ICL Group Ltd.
6.036% due 06/16/2036		400	400
6.375% due 05/31/2038		200	205

Israel Electric Corp. Ltd.
5.633% due 01/28/2038		200	199

			1,106

SOVEREIGN ISSUES 0.0%

Israel Government International Bonds
5.375% due 03/12/2029		100	101

Total Israel (Cost $1,183)			1,207

ITALY 0.1%

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$200	207

Total Italy (Cost $199)			207

IVORY COAST 1.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Republic of Cote d’Ivoire
5.185% (EUR006M + 2.135%) due 03/05/2027 «~	EUR	1,000	1,147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%

Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	349	$395
5.250% due 03/22/2030		263	305
6.625% due 03/22/2048		400	442
8.250% due 01/30/2037		$200	221

			1,363

Total Ivory Coast (Cost $2,334)			2,510

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$163	151

Total Jamaica (Cost $163)			151

JERSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	100	113
5.375% due 06/15/2036		100	114

Total Jersey, Channel Islands (Cost $236)			227

JORDAN 0.4%

SOVEREIGN ISSUES 0.4%

Jordan Government International Bonds
5.750% due 01/31/2027		$200	202
7.375% due 10/10/2047		300	299
7.500% due 01/13/2029		200	209
7.750% due 01/15/2028		200	207

Total Jordan (Cost $919)			917

KAZAKHSTAN 0.6%

CORPORATE BONDS & NOTES 0.4%

Kaspi.KZ JSC
5.900% due 04/28/2031		$200	200

KazMunayGas National Co. JSC
5.750% due 04/19/2047		220	210

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		400	371

			781

SOVEREIGN ISSUES 0.2%

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	182,000	396

Total Kazakhstan (Cost $1,097)			1,177

KENYA 0.7%

SOVEREIGN ISSUES 0.7%

Republic of Kenya Government International Bonds
7.875% due 10/09/2033		$300	303
8.800% due 10/09/2038		300	302
9.500% due 03/05/2036		200	213
9.750% due 02/16/2031		600	654

Total Kenya (Cost $1,373)			1,472

KUWAIT 0.8%

SOVEREIGN ISSUES 0.8%

Kuwait International Government Bonds
4.652% due 10/09/2035		$1,000	978
4.804% due 04/20/2033		700	699

Total Kuwait (Cost $1,700)			1,677

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LATVIA 0.2%

SOVEREIGN ISSUES 0.2%

Latvia Government International Bonds
5.125% due 07/30/2034		$500	$506

Total Latvia (Cost $496)			506

LEBANON 0.1%

SOVEREIGN ISSUES 0.1%

Lebanon Government International Bonds
6.600% due 11/27/2026 ^(b)		$200	50
6.850% due 03/23/2027 ^(b)		200	50
8.250% due 05/17/2034 ^(b)		300	80
8.250% due 04/12/2049 ^(b)		400	107

Total Lebanon (Cost $214)			287

		SHARES

LUXEMBOURG 3.0%

COMMON STOCKS 0.1%

Foresea Holdings SA «		9,903	227

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.7%

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035		$391	397
5.672% due 10/20/2035		194	199

FORESEA Holding SA
7.500% due 06/15/2030		123	122

Green Palm Bidco SARL
5.957% due 06/30/2041		200	202
6.462% due 06/30/2046		200	203

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		300	306
6.103% due 08/23/2042		300	306
6.129% due 02/23/2038		300	311
6.510% due 02/23/2042		300	317

MHP Lux SA
10.500% due 07/28/2029		200	209

Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031		481	474

PRIO Luxembourg Holding SARL
6.750% due 10/15/2030		400	393

			3,439

SOVEREIGN ISSUES 1.2%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		2,500	2,513

Total Luxembourg (Cost $5,979)			6,179

MACEDONIA 0.4%

SOVEREIGN ISSUES 0.4%

North Macedonia Government International Bonds
4.750% due 01/21/2034	EUR	300	341
6.960% due 03/13/2027		500	581

Total Macedonia (Cost $876)			922

MALAYSIA 0.3%

CORPORATE BONDS & NOTES 0.2%

Petronas Capital Ltd.
3.404% due 04/28/2061		$300	201
4.800% due 04/21/2060		300	266

			467

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

Export-Import Bank of Malaysia Bhd.
4.250% due 06/06/2029		$300	$294

Total Malaysia (Cost $872)			761

		SHARES

MEXICO 7.3%

COMMON STOCKS 0.0%

Desarrolladora Homex SAB de CV «(c)		17,978	0

Hipotecaria Su Casita SA «(c)		5,259	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.7%

Banco Nacional de Comercio Exterior SNC
6.000% due 05/14/2036 •		$200	199

Banco Nacional de Mexico SA
6.697% due 08/07/2036 •(i)		800	789

COX Asset Mexico SA de CV
7.125% due 01/08/2032		200	203
7.750% due 05/08/2036		500	512

Esentia Energy Development SAB de CV
6.125% due 07/30/2033		200	200

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		198	201

Petroleos Mexicanos
6.625% due 06/15/2038		400	372
6.950% due 01/28/2060		1,400	1,179
7.690% due 01/23/2050		4,300	4,013

			7,668

SOVEREIGN ISSUES 3.6%

Mexico Government International Bonds
3.750% due 04/19/2071		500	289
3.771% due 05/24/2061		2,044	1,230
5.000% due 04/27/2051 (j)		900	712
5.125% due 03/19/2038	EUR	200	228
5.375% due 03/22/2033		$300	294
5.625% due 02/09/2034		300	296
5.625% due 09/22/2035		300	292
5.750% due 10/12/2110		1,200	982
5.850% due 07/02/2032		300	303
6.125% due 02/09/2038		300	295
6.250% due 08/27/2037		500	501
6.400% due 05/07/2054		200	189
6.625% due 01/29/2038		300	308
6.750% due 02/09/2056		300	294
6.875% due 05/13/2037		400	420
7.375% due 05/13/2055		700	744

Mexico Udibonos
3.000% due 12/03/2026 (g)	MXN	264	15

			7,392

Total Mexico (Cost $17,085)			15,060

MONGOLIA 0.2%

SOVEREIGN ISSUES 0.2%

Mongolia Government International Bonds
5.950% due 03/09/2032		$200	201
7.875% due 06/05/2029		200	212

Total Mongolia (Cost $399)			413

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MOROCCO 0.6%

CORPORATE BONDS & NOTES 0.3%

OCP SA
5.125% due 06/23/2051		$500	$405
6.700% due 03/01/2036		200	209

			614

SOVEREIGN ISSUES 0.3%

Morocco Government International Bonds
4.000% due 12/15/2050		200	144
5.125% due 05/26/2038	EUR	400	467

			611

Total Morocco (Cost $1,308)			1,225

		SHARES

NETHERLANDS 1.4%

COMMON STOCKS 0.0%

Stichting Administratiekantoor (c)		1,222	0

		PRINCIPAL AMOUNT (000s)

CORPORATE BONDS & NOTES 1.4%

Ardshinbank CJSC Via Dilijan Finance BV
6.600% due 01/22/2031		$200	200

Mong Duong Finance Holdings BV
5.125% due 05/07/2029		190	188

NE Property BV
1.875% due 10/09/2026	EUR	400	456

Prosus NV
1.539% due 08/03/2028		200	220
2.031% due 08/03/2032		100	103
3.257% due 01/19/2027		$200	198
3.680% due 01/21/2030		200	191
4.027% due 08/03/2050		200	140

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(a)(b)		299	6

Veon Midco BV
6.950% due 06/01/2031		250	250
7.450% due 06/01/2033		250	250

Yinson Bergenia Production BV
8.498% due 01/31/2045		395	422

Yinson Boronia Production BV
8.947% due 07/31/2042		291	321

			2,945

Total Netherlands (Cost $3,063)			2,945

NIGERIA 1.9%

CORPORATE BONDS & NOTES 0.5%

BOI Finance BV
7.500% due 02/16/2027	EUR	600	699

Dangote Fertiliser Ltd.
7.750% due 05/05/2031		$300	302

			1,001

SOVEREIGN ISSUES 1.4%

Nigeria Government International Bonds
6.500% due 11/28/2027		600	604
7.375% due 09/28/2033		200	202
7.875% due 02/16/2032		400	418
8.631% due 01/13/2036		400	435
9.130% due 01/13/2046		600	666
9.625% due 06/09/2031		200	222
10.375% due 12/09/2034		300	357

			2,904

Total Nigeria (Cost $3,665)			3,905

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OMAN 0.7%

SOVEREIGN ISSUES 0.7%

Oman Government International Bonds
6.000% due 08/01/2029		$600	$619
6.500% due 03/08/2047		300	320
7.000% due 01/25/2051		500	571

Total Oman (Cost $1,362)			1,510

PAKISTAN 0.4%

SOVEREIGN ISSUES 0.4%

Pakistan Government International Bonds
6.875% due 12/05/2027		$400	404
6.975% due 04/24/2029		200	201
8.875% due 04/08/2051		300	303

Total Pakistan (Cost $898)			908

PANAMA 1.0%

CORPORATE BONDS & NOTES 0.5%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$300	255

Banco General SA
5.250% due 05/07/2031 •(h)(i)		400	382

Generadora de Gatun SA
6.874% due 09/30/2044		400	414

			1,051

SOVEREIGN ISSUES 0.5%

Panama Government International Bonds
4.500% due 01/19/2063		300	233
5.227% due 02/23/2034		300	295
5.662% due 02/23/2038		200	200
7.875% due 03/01/2057		200	242

			970

Total Panama (Cost $2,090)			2,021

PARAGUAY 0.5%

SOVEREIGN ISSUES 0.5%

Paraguay Government International Bonds
6.650% due 03/04/2055		$400	431
7.900% due 02/09/2031	PYG	2,382,000	377
8.500% due 03/04/2035		1,268,000	202
8.500% due 04/04/2038		22,000	3

Total Paraguay (Cost $908)			1,013

PERU 3.0%

CORPORATE BONDS & NOTES 1.8%

Banco de Credito del Peru SA
5.850% due 01/11/2029		$500	513

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,200	689
10.100% due 12/15/2043		1,672	538

InRetail Consumer
3.250% due 03/22/2028		$500	482

InRetail Shopping Malls
5.650% due 10/16/2032		200	198

Petroleos del Peru SA
4.750% due 06/19/2032		600	511
5.625% due 06/19/2047		1,000	716

			3,647

SOVEREIGN ISSUES 1.2%

Fondo MIVIVIENDA SA
5.400% due 03/31/2031		200	202

Peru Government Bonds
6.850% due 08/12/2035	PEN	1,200	369
7.300% due 08/12/2033		200	66

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government International Bonds
3.230% due 07/28/2121		$200	$112
3.300% due 03/11/2041		200	155
5.400% due 08/12/2034	PEN	800	229
5.500% due 03/30/2036		$300	303
5.875% due 08/08/2054 (j)		370	369
6.200% due 06/30/2055		300	310
6.900% due 08/12/2037	PEN	500	150
6.950% due 08/12/2031		561	187

			2,452

Total Peru (Cost $6,124)			6,099

PHILIPPINES 1.0%

CORPORATE BONDS & NOTES 0.2%

San Miguel Global Power Holdings Corp.
8.125% due 12/02/2029 •(h)		$500	498

SOVEREIGN ISSUES 0.8%

Philippines Government International Bonds
2.650% due 12/10/2045		200	128
2.950% due 05/05/2045		400	273
3.700% due 03/01/2041		1,000	817
5.325% due 06/24/2036		500	500

			1,718

Total Philippines (Cost $2,714)			2,216

POLAND 0.8%

CORPORATE BONDS & NOTES 0.1%

ORLEN SA
6.000% due 01/30/2035		$200	207

SOVEREIGN ISSUES 0.7%

Bank Gospodarstwa Krajowego
6.250% due 07/09/2054		400	410

Republic of Poland Government International Bonds
5.500% due 04/04/2053		650	617
5.500% due 03/18/2054		400	379

			1,406

Total Poland (Cost $1,632)			1,613

QATAR 1.0%

CORPORATE BONDS & NOTES 0.5%

Nakilat, Inc.
6.067% due 12/31/2033		$67	68

QatarEnergy
3.300% due 07/12/2051		1,000	685
4.625% due 06/23/2029		200	199

			952

SOVEREIGN ISSUES 0.5%

Qatar Government International Bonds
4.800% due 04/08/2033		1,000	1,005

Total Qatar (Cost $2,097)			1,957

ROMANIA 1.5%

SOVEREIGN ISSUES 1.5%

Romania Government International Bonds
2.625% due 12/02/2040	EUR	300	232
2.875% due 04/13/2042		400	309
3.000% due 02/27/2027		$500	494
3.500% due 04/03/2034	EUR	200	204
5.250% due 05/30/2032		100	117
5.375% due 06/07/2033		400	462
5.625% due 05/30/2037		200	226
5.750% due 09/16/2030		$400	402
6.125% due 10/07/2037	EUR	100	116
6.500% due 10/07/2045		100	115
6.750% due 07/11/2039		300	364

Total Romania (Cost $3,316)			3,041

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 0.1%

SOVEREIGN ISSUES 0.1%

Russia Foreign Bonds - Eurobond
5.625% due 04/04/2042		$300	$210

Total Russia (Cost $294)			210

SAUDI ARABIA 1.7%

CORPORATE BONDS & NOTES 0.5%

Saudi Arabian Oil Co.
3.500% due 11/24/2070		$300	183
5.875% due 07/17/2064		400	376
6.375% due 06/02/2055		500	510

			1,069

SOVEREIGN ISSUES 1.2%

Saudi Government International Bonds
3.450% due 02/02/2061		200	127
3.750% due 01/21/2055		400	280
4.500% due 10/26/2046 (j)		2,500	2,081

			2,488

Total Saudi Arabia (Cost $4,156)			3,557

SENEGAL 0.5%

SOVEREIGN ISSUES 0.5%

Senegal Government International Bonds
4.750% due 03/13/2028	EUR	200	129
5.375% due 06/08/2037		200	122
6.250% due 05/23/2033		$800	427
7.750% due 06/10/2031		800	432

Total Senegal (Cost $1,837)			1,110

SERBIA 0.7%

CORPORATE BONDS & NOTES 0.1%

Telecommunications Co. Telekom Srbija AD Belgrade
7.250% due 05/18/2031		$300	299

SOVEREIGN ISSUES 0.6%

Serbia International Bonds
1.650% due 03/03/2033	EUR	500	484
4.875% due 05/06/2038		200	229
5.500% due 05/06/2036		$200	196
6.000% due 06/12/2034		400	410

			1,319

Total Serbia (Cost $1,714)			1,618

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Flex Ltd.
4.875% due 06/15/2029		$100	100

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		200	212

Total Singapore (Cost $300)			312

SLOVENIA 0.3%

SOVEREIGN ISSUES 0.3%

Slovenia Government International Bonds
5.000% due 09/19/2033		$700	719

Total Slovenia (Cost $696)			719

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 2.5%

CORPORATE BONDS & NOTES 0.4%

Eskom Holdings
8.450% due 08/10/2028		$500	$527

Sasol Financing USA LLC
8.750% due 04/10/2033		200	207

			734

SOVEREIGN ISSUES 2.1%

Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	32,300	1,964
8.875% due 02/28/2035		13,100	829
9.000% due 01/31/2040		700	43

Republic of South Africa Government International Bonds
5.000% due 10/12/2046		$300	236
5.750% due 09/30/2049		600	509
7.250% due 12/11/2055		200	200
7.300% due 04/20/2052		300	303
7.950% due 11/19/2054		300	324

			4,408

Total South Africa (Cost $4,982)			5,142

SOUTH KOREA 0.1%

SOVEREIGN ISSUES 0.1%

Korea Gas Corp.
3.500% due 10/21/2029		$200	192

Total South Korea (Cost $194)			192

SPAIN 0.1%

CORPORATE BONDS & NOTES 0.1%

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% due 06/30/2032		$200	209

Total Spain (Cost $200)			209

SRI LANKA 0.7%

SOVEREIGN ISSUES 0.7%

Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ		$259	265
3.350% due 03/15/2033 þ		358	345
3.600% due 06/15/2035 þ		43	36
3.600% due 05/15/2036 þ		238	240
3.600% due 02/15/2038 þ		476	482
4.000% due 04/15/2028		180	174

Total Sri Lanka (Cost $1,248)			1,542

SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%

African Development Bank
5.875% due 05/07/2035 •(h)(i)		$500	493

Banque Ouest Africaine de Developpement
6.250% due 10/14/2040	EUR	300	328

Total Supranational (Cost $849)			821

SURINAME 0.2%

SOVEREIGN ISSUES 0.2%

Suriname Government International Bonds
7.700% due 11/06/2030		$300	313

Total Suriname (Cost $297)			313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
THAILAND 0.4%

CORPORATE BONDS & NOTES 0.4%

Bangkok Bank PCL
5.082% due 11/26/2035		$200	$197

GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(h)		200	198
7.125% due 03/10/2035 •(h)		200	198

Thaioil Treasury Center Co. Ltd.
6.100% due 01/15/2031 •(h)		200	196

Total Thailand (Cost $800)			789

TRINIDAD AND TOBAGO 0.3%

CORPORATE BONDS & NOTES 0.2%

National Gas Co. of Trinidad & Tobago Ltd.
6.050% due 01/15/2036		$200	182

Trinidad Generation UnLtd.
7.750% due 06/16/2033		200	211

			393

SOVEREIGN ISSUES 0.1%

Trinidad & Tobago Government International Bonds
5.950% due 01/14/2031		300	305

Total Trinidad and Tobago (Cost $681)			698

TURKEY 5.6%

CORPORATE BONDS & NOTES 0.4%

Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/2030		$400	411

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		186	184

Turkiye Vakiflar Bankasi TAO
7.250% due 07/31/2030		300	302

			897

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

SOCAR Turkey Enerji AS
5.558% (EUR006M + 2.147%) due 08/11/2026 «~	EUR	1,000	1,142

Turkiye Vakiflar Bankasi TAO
5.401% (EUR003M + 2.407%) due 12/15/2028 «~		1,000	1,147

			2,289

SOVEREIGN ISSUES 4.1%

Hazine Mustesarligi Varlik Kiralama AS
6.750% due 09/01/2030		$400	405

Turkiye Government Bonds
40.149% (BISTREFI + 0.000%) due 06/16/2027 ~	TRY	19,400	422
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~		3,300	71
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		32,200	697

Turkiye Government International Bonds
4.875% due 04/16/2043		$700	533
5.750% due 05/11/2047 (j)		1,400	1,136
5.875% due 06/26/2031		500	491
6.000% due 01/14/2041		600	532
6.375% due 05/22/2031		300	300
6.875% due 03/17/2036		1,200	1,197
7.125% due 02/12/2032		500	513
7.125% due 07/17/2032		200	206
7.625% due 05/15/2034		500	526
9.125% due 07/13/2030		700	772

Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		200	203
7.500% due 02/06/2028		400	409

			8,413

Total Turkey (Cost $12,173)			11,599

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UKRAINE 1.1%

SOVEREIGN ISSUES 1.1%

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(f)		$118	$85
0.000% due 02/01/2034 þ(f)		440	249
0.000% due 02/01/2035 þ(f)		371	224
0.000% due 02/01/2036 þ(f)		153	92
4.000% due 02/01/2032 þ		261	216
4.500% due 02/01/2029 þ(j)		200	169
4.500% due 02/01/2034 þ		1,038	732
4.500% due 02/01/2035 þ		401	279
4.500% due 02/01/2036 þ		337	231

Total Ukraine (Cost $1,725)			2,277

UNITED ARAB EMIRATES 3.5%

CORPORATE BONDS & NOTES 2.4%

Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$400	370
5.375% due 05/08/2029		200	204
5.500% due 05/08/2034		200	205

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		1,000	905

DAE Sukuk Difc Ltd.
4.500% due 10/16/2030		400	386

DP World Ltd.
6.850% due 07/02/2037		400	431

Emirates NBD Bank PJSC
5.125% due 06/29/2031		800	797

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		800	800

MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		200	181

NBK SPC Ltd.
1.625% due 09/15/2027 •		700	695

			4,974

SOVEREIGN ISSUES 1.1%

Abu Dhabi Government International Bonds
3.875% due 04/16/2050		200	154
4.625% due 04/20/2033		700	698
4.750% due 09/22/2036		400	397
5.000% due 04/30/2034		600	610
5.500% due 04/30/2054		200	197

Finance Department Government of Sharjah
4.375% due 03/10/2051		400	280

			2,336

Total United Arab Emirates (Cost $7,340)			7,310

UNITED KINGDOM 2.0%

CORPORATE BONDS & NOTES 1.9%

HSBC Holdings PLC
4.041% due 03/13/2028 •		$200	199
5.210% due 08/11/2028 •		200	201

ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS	4,612,000	384

NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR	116	121

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$2,800	2,281

Sibanye-Stillwater U.K. Financing PLC
6.250% due 11/15/2031		200	198

Vedanta Resources Finance II PLC
9.125% due 10/15/2032		400	411
9.475% due 07/24/2030		200	203

			3,998

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Canada Square Funding 6 PLC
4.597% due 01/17/2059 •	GBP	130	$172

Rochester Financing No. 3 PLC
5.046% due 12/18/2044 •		86	114

			286

Total United Kingdom (Cost $3,830)			4,284

UNITED STATES 6.4%

ASSET-BACKED SECURITIES 1.3%

C-BASS Trust
3.089% due 01/25/2037 þ		$533	144

Countrywide Asset-Backed Certificates Trust
4.243% due 02/25/2037 •		117	115
4.888% due 11/25/2035 •		202	200

Morgan Stanley ABS Capital I, Inc. Trust
4.528% due 01/25/2035 •		69	69
4.558% due 03/25/2034 •		211	226

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.543% due 09/25/2035 •		500	460

Soundview Home Loan Trust
4.663% due 10/25/2037 •		99	79

Wells Fargo Home Equity Asset-Backed Securities Trust
4.403% due 03/25/2037 •		1,500	1,406

			2,699

CORPORATE BONDS & NOTES 1.1%

Beignet Investor LLC
6.581% due 05/30/2049		980	1,000

Credit Suisse AG AT1 Claim		200	70

DAE Funding LLC
3.375% due 03/20/2028		200	194

Rio Oil Finance Trust
8.200% due 04/06/2028		197	202
9.750% due 01/06/2027		113	115

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		400	399

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (e)		490	377

			2,357

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

BCAP LLC Trust
3.785% due 05/26/2037 ~		397	358

Bear Stearns ARM Trust
4.015% due 05/25/2047 ~		4	4

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~		1,000	985

Citigroup Mortgage Loan Trust, Inc.
4.445% due 09/25/2037 ~		9	9

CitiMortgage Alternative Loan Trust
4.413% due 10/25/2036 •		57	45

Countrywide Alternative Loan Trust
4.113% due 05/25/2036 •		111	40

GSR Mortgage Loan Trust
4.479% due 01/25/2036 ~		1	1

IndyMac INDA Mortgage Loan Trust
3.393% due 11/25/2037 ~		48	39

IndyMac INDX Mortgage Loan Trust
4.123% due 02/25/2037 •		115	113
4.403% due 07/25/2045 •		58	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
4.143% due 09/25/2046 •		$85	$78
4.263% due 08/25/2037 •		100	100

Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~		0	1

STARM Mortgage Loan Trust
4.461% due 10/25/2037 ~		27	24

WaMu Mortgage Pass-Through Certificates Trust
3.976% due 02/25/2037 ~		9	8
4.262% due 03/25/2036 ~		77	70

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.494% due 02/25/2047 •		107	103

			2,022

U.S. GOVERNMENT AGENCIES 1.6%

Federal National Mortgage Association
4.000% due 07/01/2048		21	19

Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2056		350	318
4.000% due 08/01/2056		500	467
4.500% due 07/01/2056		750	719
5.000% due 07/01/2056		800	786
5.500% due 07/01/2056		950	953

			3,262

U.S. TREASURY OBLIGATIONS 1.4%

U.S. Treasury Bonds
3.250% due 05/15/2042		100	82
4.625% due 05/15/2054		50	48
4.750% due 11/15/2043		2,300	2,263
4.875% due 08/15/2045		30	30

U.S. Treasury Notes
4.250% due 08/15/2035		40	39
4.375% due 11/30/2030 (m)		400	403

			2,865

Total United States (Cost $13,256)			13,205

URUGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Uruguay Government International Bonds
5.100% due 06/18/2050		$300	282
5.442% due 02/14/2037		200	205

Total Uruguay (Cost $482)			487

UZBEKISTAN 0.6%

CORPORATE BONDS & NOTES 0.4%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$200	215
21.000% due 07/24/2027	UZS	2,980,000	261

Uzbekneftegaz JSC
4.750% due 11/16/2028		$400	387

			863

SOVEREIGN ISSUES 0.2%

Republic of Uzbekistan International Bonds
3.900% due 10/19/2031		400	372

Total Uzbekistan (Cost $1,140)			1,235

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VENEZUELA 1.3%

CORPORATE BONDS & NOTES 0.8%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$180	$66
5.500% due 04/12/2037 ^(b)		2,850	1,048
6.000% due 11/15/2026 ^(b)		1,240	468
9.750% due 05/17/2035 ^(b)		110	49

			1,631

SOVEREIGN ISSUES 0.5%

Venezuela Government International Bonds
7.650% due 04/21/2035 ^(b)		110	49
9.250% due 09/15/2027 ^(b)		1,230	607
9.250% due 05/07/2028 ^(b)		270	130
9.375% due 01/13/2034 ^(b)		40	20
11.750% due 10/21/2026 ^(b)		10	6
11.950% due 08/05/2031 ^(b)		490	267

			1,079

Total Venezuela (Cost $2,732)			2,710

SHORT-TERM INSTRUMENTS 2.0%

EGYPT TREASURY BILLS 0.0%
23.889% due 10/13/2026 - 10/20/2026 (d)(e)	EGP	2,275	43

NIGERIA TREASURY BILLS 1.4%
21.014% due 07/07/2026 - 01/28/2027 (d)(e)	NGN	4,183,163	2,818

SOUTH AFRICA TREASURY BILLS 0.6%
7.198% due 08/05/2026 - 01/27/2027 (d)(e)	ZAR	20,400	1,218

Total Short-Term Instruments (Cost $4,067)			4,079

Total Investments in Securities (Cost $206,181)			205,575

		SHARES

INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III		78,268	762

Total Short-Term Instruments (Cost $762)			762

Total Investments in Affiliates (Cost $762)			762

Total Investments 99.4% (Cost $206,943)			$206,337

Financial Derivative Instruments (k)(l) 0.2% (Cost or Premiums, net $(249))			517

Other Assets and Liabilities, net 0.4%			779

Net Assets 100.0%			$207,633

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	3.450%	12/12/2025	TBD	(2)	$(316)	$(322)
BRC	3.800	12/12/2025	TBD	(2)	(1,971)	(2,013)
MYI	3.000	02/20/2026	07/08/2026		(408)	(412)
	3.250	04/10/2026	07/08/2026		(119)	(120)
	3.400	12/12/2025	07/08/2026		(305)	(311)
	3.450	12/12/2025	07/08/2026		(154)	(157)
	3.470	06/30/2026	07/14/2026		(227)	(227)
	3.490	04/10/2026	07/08/2026		(273)	(276)
	3.600	12/12/2025	07/08/2026		(383)	(390)
NOM	3.570	12/12/2025	TBD	(2)	(638)	(651)

Total Reverse Repurchase Agreements						$(4,879)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(322)	$0	$(322)	$291	$(31)
BRC	0	(2,013)	0	(2,013)	2,081	68
MYI	0	(1,893)	0	(1,893)	2,037	144
NOM	0	(651)	0	(651)	712	61

Total Borrowings and Other Financing Transactions	$0	$(4,879)	$0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(227)	$0	$0	$(227)
Sovereign Issues	0	(1,666)	0	(2,986)	(4,652)

Total Borrowings	$0	$(1,893)	$0	$(2,986)	$(4,879)

Payable for reverse repurchase agreements					$(4,879)

(j)	Securities with an aggregate market value of $5,121 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(5,540) at a weighted average interest rate of 3.597%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	442	$48,572	$392	$0	$(131)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	34	7,009	1	0	(4)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	176	18,840	45	0	(33)
Eurex Short-term Euro-BTP Futures	09/2026	118	14,433	30	0	(6)
Euro-BTP Italian Bond Futures	09/2026	2	273	2	0	0
Ultra U.S. Treasury Bond Futures	09/2026	12	1,394	47	0	(9)

				$517	$0	$(183)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	26	$(3,783)	$(40)	$4	$0
Eurex 2 Year Euro SCHATZ Futures	09/2026	28	(3,390)	(3)	1	0
Eurex 5 Year Euro BOBL Futures	09/2026	9	(1,186)	(5)	1	0

				$(48)	$6	$0

Total Futures Contracts				$469	$6	$(183)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(65)	$(8)	$0	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	900	56	(63)	(7)	0	0
CDX.EM-42 5-Year Index	(1.000)	Quarterly	12/20/2029	1,900	44	(54)	(10)	0	(1)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031	5,600	(105)	(19)	(124)	1	0

					$52	$(201)	$(149)	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031	$1,950	$(57)	$23	$(34)	$1	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.500%	Semi-Annual	06/21/2027	$		5,700	$212	$(366)	$(154)	$0	$(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028			400	2	(28)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029			1,500	(44)	36	(8)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			3,625	(17)	(3)	(20)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			2,920	(94)	110	16	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030			3,300	(174)	63	(111)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030			8,260	37	147	184	17	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030			2,760	1	(10)	(9)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030			8,200	230	(84)	146	19	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031			200	3	(27)	(24)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033			2,200	31	29	60	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033			200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033			200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033			400	(2)	9	7	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033			300	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033			400	(1)	8	7	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033			100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033			300	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033			300	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033			200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033			200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033			100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033			680	(37)	16	(21)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034			2,900	(123)	62	(61)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034			1,500	8	14	22	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			700	(11)	22	11	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035			800	58	(14)	44	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035			1,000	(7)	28	21	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036			400	(1)	10	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039			100	6	(2)	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039			500	(2)	22	20	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2046			300	13	(3)	10	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053			100	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053			200	(1)	(10)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056			300	12	(2)	10	3	0
Receive	1-Year BRL-CDI	11.253	Maturity	01/04/2027		BRL	6,400	0	62	62	0	0
Pay	1-Year BRL-CDI	11.550	Maturity	01/04/2027			400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.570	Maturity	01/04/2027			5,700	0	(47)	(47)	0	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027			2,200	0	2	2	0	0
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2029			1,200	(1)	(4)	(5)	1	0
Receive	1-Year BRL-CDI	13.030	Maturity	01/02/2029			2,800	0	12	12	0	(1)
Pay	1-Year BRL-CDI	13.265	Maturity	01/02/2029			2,800	0	(9)	(9)	1	0
Pay	1-Year BRL-CDI	13.310	Maturity	01/02/2029			1,700	0	(6)	(6)	1	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029			2,800	0	(10)	(10)	1	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031			7,200	(2)	(25)	(27)	4	0
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031			800	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031			5,300	0	(13)	(13)	3	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031			4,300	0	(10)	(10)	2	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031			900	0	(1)	(1)	1	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		PLN	5,400	7	45	52	3	0
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030			5,400	0	(9)	(9)	0	(2)
Pay	3-Month PLN-WIBOR	4.678	Annual	03/11/2036			900	0	9	9	1	0
Pay	3-Month PLN-WIBOR	4.655	Annual	03/16/2036			1,000	0	9	9	1	0
Pay	3-Month PLN-WIBOR	4.828	Annual	03/17/2036			400	0	5	5	0	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028		ZAR	8,900	0	(5)	(5)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033		CLP	623,400	0	(27)	(27)	0	(1)
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033			600,000	0	(3)	(3)	1	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		CZK	12,400	15	(12)	3	0	(1)
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029			56,100	0	5	5	0	(3)
Pay	6-Month CZK-PRIBOR	3.080	Annual	10/03/2029			34,000	0	(26)	(26)	0	(2)
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030			51,000	0	67	67	3	0
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030			40,900	19	32	51	3	0
Pay	6-Month CZK-PRIBOR	4.130	Annual	10/01/2035			27,800	17	5	22	0	(2)
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036			2,300	0	3	3	0	0
Pay	6-Month CZK-PRIBOR	3.930	Annual	05/22/2036			26,300	(34)	6	(28)	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		EUR	300	(1)	12	11	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028			300	(1)	13	12	0	0
Pay	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029			1,100	33	(29)	4	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031			800	1	(12)	(11)	0	(1)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	3.300%	Annual	10/03/2033	EUR	300	$(1)	$19	$18	$0	$0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		9,200	165	1	166	12	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		660	(12)	0	(12)	0	(1)
Pay	6-Month HUF-BBR	5.955	Annual	05/08/2030	HUF	912,000	0	101	101	0	(4)
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		188,500	6	(55)	(49)	1	0
Receive	6-Month HUF-BBR	6.410	Annual	11/21/2030		332,100	0	(97)	(97)	1	0
Receive	6-Month HUF-BBR	6.439	Annual	11/24/2030		100,800	0	(30)	(30)	0	0
Receive	6-Month HUF-BBR	6.500	Annual	11/25/2030		131,400	0	(40)	(40)	1	0
Receive	6-Month HUF-BBR	7.050	Annual	03/11/2036		76,900	(8)	(36)	(44)	1	0
Pay	6-Month HUF-BBR	7.020	Annual	03/16/2036		158,700	0	89	89	0	(1)
Pay	6-Month HUF-BBR	6.910	Annual	03/19/2036		76,800	0	41	41	0	(1)
Receive	6-Month HUF-BBR	6.485	Annual	04/14/2036		70,200	0	(30)	(30)	1	0
Receive	6-Month HUF-BBR	6.040	Annual	04/15/2036		36,000	0	(11)	(11)	0	0
Receive	6-Month HUF-BBR	6.070	Annual	04/15/2036		58,300	0	(19)	(19)	0	0
Pay	28-Day MXN-TIIE	8.280	Lunar	03/06/2036	MXN	1,700	0	1	1	0	(1)
Receive	28-Day MXN-TIIE	8.193	Lunar	06/04/2036		1,700	0	(1)	(1)	1	0

							$294	$15	$309	$141	$(58)

Total Swap Agreements							$289	$(163)	$126	$143	$(59)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$6	$143	$149	$0	$(183)	$(59)	$(242)

Cash of $2,638 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	48		$34	$1	$0

BOA	07/2026	DOP	1,118		19	0	0
	07/2026	RON	967	EUR	184	0	0
	07/2026		$78	KRW	118,206	0	(1)
	07/2026		11	PLN	43	0	0
	08/2026	DOP	1,008		$17	0	0
	08/2026	ILS	44		15	0	0
	08/2026	ZAR	4,827		273	0	(21)
	09/2026	KZT	13,398		27	0	(1)
	10/2026	BRL	1,200		220	0	(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2026	ZAR	5,807		$356	$5	$0
	01/2027		5,752		350	4	0

BPS	07/2026	BRL	4,619	EUR	779	0	(5)
	07/2026		24,464		$4,685	0	(54)
	07/2026	CZK	2,578		124	3	0
	07/2026	EUR	780	BRL	4,619	3	0
	07/2026		541		$614	0	(4)
	07/2026	ILS	85		29	0	0
	07/2026	KRW	779,775		516	12	0
	07/2026		$4,732	BRL	24,464	64	(57)
	07/2026		53	CNH	360	0	0
	07/2026		132	INR	12,723	2	0
	07/2026		119	KWD	36	0	(2)
	07/2026	ZAR	3,533		$215	0	0
	09/2026		$1	THB	37	0	0
	10/2026	BRL	9,117		$1,676	4	(56)
	04/2027		13,591		2,519	39	0
	06/2027		$70	KWD	21	0	(1)
	05/2029	KWD	280		$964	50	0
	07/2029		62		214	11	0
	05/2030		170		585	30	0
	08/2030		24		82	3	0
	01/2031		52		174	5	0
	06/2031		88		297	8	0

BRC	07/2026	EUR	366	RON	1,923	1	0
	07/2026	ILS	94		$32	0	0
	07/2026	PEN	218		65	1	0
	07/2026	RON	1,918	EUR	365	0	(1)
	07/2026	TRY	27,083		$568	0	(6)
	07/2026		$77	MYR	311	0	0
	07/2026		1,339	TRY	64,011	14	0
	07/2026	ZAR	17,449		$1,074	11	0

BSH	07/2026	BRL	400		77	0	0
	07/2026	PEN	969		283	2	(3)
	07/2026		$80	BRL	400	0	(3)
	09/2026	BRL	11,760		$2,293	48	0
	10/2026		17,500		3,230	0	(87)
	04/2027		400		76	3	0

CBK	07/2026	EGP	1,097		22	0	0
	07/2026	HUF	11,226		37	1	0
	07/2026	ILS	95		33	1	0
	07/2026	PEN	181		54	1	0
	07/2026		$275	EGP	14,640	21	0
	07/2026		461	EUR	395	0	(9)
	07/2026		510	HUF	159,319	1	0
	07/2026		32	KZT	17,162	4	0
	07/2026		20	PLN	73	0	(1)
	08/2026	ILS	143		$49	1	0
	08/2026	INR	146,198		1,560	20	0
	09/2026	KZT	28,059		56	0	(2)
	09/2026	PEN	1,664		490	5	0
	09/2026		$22	EGP	1,127	0	0
	09/2026		3	PEN	10	0	0
	10/2026		88		306	1	0
	10/2026	UZS	120,441		$10	0	0
	11/2026	NGN	24,510		15	0	(2)
	12/2026	PEN	3,487		998	0	(16)

DUB	07/2026	CZK	2,786		134	3	0
	07/2026	INR	21,254		225	1	0
	07/2026	KZT	9,966		21	0	0
	07/2026	NGN	156,800		112	0	(1)
	07/2026		$143	EGP	7,633	11	0
	07/2026		150	INR	14,488	3	0
	07/2026		384	KZT	206,785	47	0
	07/2026		279	PEN	942	0	(3)
	07/2026		20	PLN	74	0	0
	07/2026	ZAR	8,114		$501	7	0
	08/2026	KZT	20,141		42	0	0
	08/2026		$184	EGP	10,167	19	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2026	PEN	945		$279	$3	$0
	09/2026	PKR	27,266		91	0	(5)
	09/2026		$225	INR	21,398	0	(1)
	10/2026	UZS	1,768,408		$139	0	(6)
	11/2026	KZT	18,326		37	0	0
	11/2026	UZS	2,177,675		167	0	(11)
	12/2026		$24	KZT	12,782	1	0
	12/2026	UZS	3,837,990		$295	0	(17)

FAR	07/2026	CNH	1,303		191	0	0
	07/2026	GBP	152		204	3	0
	07/2026	SGD	73		57	1	0
	07/2026		$53	CNH	358	0	0
	07/2026		312	EUR	274	1	0
	07/2026		70	PLN	259	0	(2)
	07/2026	ZAR	11,559		$700	0	(4)
	08/2026	EUR	274		313	0	(1)
	08/2026	ILS	60		21	1	0
	08/2026	PEN	1,719		508	6	0
	08/2026		$192	CNH	1,300	0	0

GLM	07/2026	BRL	4,619	EUR	780	0	(3)
	07/2026		8,600		$1,594	0	(72)
	07/2026	DOP	4,000		66	0	(1)
	07/2026	EUR	783	BRL	4,619	0	0
	07/2026		$1,677		8,600	5	(16)
	07/2026		183	CAD	261	1	0
	08/2026	BRL	4,619	EUR	776	0	0
	08/2026	CAD	261		$183	0	(1)
	08/2026	DOP	9,319		156	1	0
	09/2026		77,236		1,258	3	(24)
	09/2026		$85	THB	2,729	0	(2)
	10/2026	DOP	715		$12	0	0
	11/2026		$453	DOP	27,546	1	0
	12/2026	DOP	1,792		$30	1	0
	04/2027	BRL	3,400		635	15	0

JPM	07/2026	AUD	208		148	4	0
	07/2026	BRL	14,450		2,778	7	(28)
	07/2026	EGP	1,113		23	0	0
	07/2026	HUF	33,889		111	2	0
	07/2026	ILS	249		83	0	0
	07/2026	KZT	3,712		8	0	0
	07/2026		$2,793	BRL	14,450	7	(1)
	07/2026		21	EGP	1,113	2	0
	07/2026		102	EUR	88	0	(1)
	07/2026		35	PLN	129	0	(1)
	08/2026	ILS	234		$80	2	0
	09/2026	MXN	10,555		607	8	0
	09/2026	TWD	8,394		265	2	0
	09/2026		$45	THB	1,441	0	(1)
	10/2026	BRL	2,200		$401	0	(16)
	10/2026		$2,186	BRL	11,497	0	(7)
	10/2026	UZS	332,541		$26	0	(1)
	11/2026		$55	EGP	3,169	6	0
	04/2027	BRL	800		$147	1	0
	06/2027	UZS	154,501		11	0	(1)

MBC	07/2026	AUD	1		1	0	0
	07/2026	CHF	88		112	3	0
	07/2026	INR	21,338		226	1	0
	07/2026		$98	AUD	142	0	0
	07/2026		348	INR	33,580	6	0
	07/2026		1,342	KRW	2,034,609	0	(27)
	08/2026	AUD	142		$98	0	0
	09/2026		$226	INR	21,483	0	(1)
	10/2026	ZAR	3,097		$174	0	(14)

MYI	08/2026		$161	EGP	9,034	18	0
	10/2026		257	AZN	460	11	0
	10/2027		515		947	25	0

NGF	07/2026		352	INR	33,892	6	0
	07/2026		41	TRY	1,938	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

SCX	07/2026	INR	16,734		$177	$0	$0
	07/2026	KZT	48,378		100	0	(1)
	07/2026		$364	EGP	19,322	25	0
	07/2026		464	INR	44,442	6	0
	07/2026		56	KZT	30,430	7	0
	09/2026	KZT	4,395		$9	0	0
	09/2026		$177	INR	16,846	0	0
	09/2026		100	KZT	49,571	1	0
	09/2026		31	THB	989	0	(1)

SOG	07/2026	EUR	182	RON	960	1	0
	07/2026		18,990		$22,153	455	0
	07/2026		$80	AUD	115	0	0
	07/2026		109	CHF	88	0	0
	07/2026		86	CNH	585	0	0
	07/2026		229	EGP	12,302	18	0
	07/2026		21,356	EUR	18,774	96	0
	07/2026		56	SGD	73	0	0
	08/2026	AUD	115		$79	0	0
	08/2026	CHF	88		109	0	0
	08/2026	EUR	18,774		21,385	0	(96)
	08/2026	SGD	73		56	0	0
	08/2026		$421	EGP	22,200	23	0
	09/2026		11		590	1	0
	11/2026		84		4,846	10	0

SSB	07/2026	CAD	268		$194	5	0
	07/2026		$201	GBP	152	1	0
	08/2026	GBP	152		$201	0	(1)

UAG	07/2026		$20	PLN	74	0	(1)
	11/2026	HUF	72,045	EUR	200	0	(1)

Total Forward Foreign Currency Contracts						$1,274	$(710)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC EUR versus BRL	BRL	5.850	08/19/2026	1,295	$19	$8

Total Purchased Options						$19	$8

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC EUR versus BRL	BRL	6.250	08/19/2026	1,295	$(21)	$(7)

UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	869	(14)	(7)

Total Written Options						$(35)	$(14)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2035	1.427%	$200	$14	$(8)	$6	$0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.298	100	3	(4)	0	(1)
	Panama Government International Bonds	(1.000)	Quarterly	06/20/2029	0.533	200	5	(8)	0	(3)

BPS	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.298	100	3	(4)	0	(1)

BRC	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.427	200	13	(7)	6	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.831	2,200	(24)	(1)	0	(25)

CBK	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.427	100	7	(4)	3	0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability

GST	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2035	1.427%	$100	$7	$(4)	$3	$0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.831	700	(8)	0	0	(8)

MYC	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.831	1,200	(14)	0	0	(14)

							$6	$(40)	$18	$(52)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
											Asset	Liability
BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	0.814%		$	100	$2	$0	$2	$0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431			290	(38)	48	10	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	1.994			200	(28)	14	0	(14)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.139			100	1	0	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2030	1.326			1,000	(51)	38	0	(13)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	0.880			200	(1)	1	0	0

BPS	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.565			200	(15)	16	1	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.190			1,000	(5)	17	12	0
	Indonesia Government International Bonds	1.000	Quarterly	06/20/2031	0.893			3,300	3	14	17	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.242			300	0	1	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.369			400	1	3	4	0
	Republic of South Africa Government International Bonds	1.000	Quarterly	06/20/2031	1.246			300	(7)	4	0	(3)
	Serbia Government International Bonds	1.000	Quarterly	12/20/2027	0.616			200	(18)	19	1	0

BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814			250	6	(1)	5	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431			200	2	5	7	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2026	1.156			100	0	0	0	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.333			100	(1)	1	0	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.242			300	(44)	32	0	(12)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2030	2.488			200	(18)	6	0	(12)
	Republic of South Africa Government International Bonds	1.000	Quarterly	06/20/2031	1.246			300	(4)	1	0	(3)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.495			4,100	58	19	77	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	1.716			100	(7)	5	0	(2)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2031	2.19			300	(19)	4	0	(15)

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2030	1.326			1,900	(95)	71	0	(24)
	Colombia Government International Bonds	1.000	Quarterly	06/20/2031	1.448			200	(4)	0	0	(4)
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	1.894			100	(13)	10	0	(3)

DUB	Colombia Government International Bonds	1.000	Quarterly	12/20/2030	1.326			200	(10)	7	0	(3)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.242			200	(33)	25	0	(8)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		59	0	0	0	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦		106	0	1	1	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.86			100	(10)	7	0	(3)

GLM	Mexico Government International Bonds	1.000	Quarterly	06/20/2029	0.533			400	(2)	7	5	0

GST	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814			200	4	0	4	0
	Benin Government International Bonds	1.000	Quarterly	12/20/2030	1.151			500	(11)	8	0	(3)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484			100	(1)	2	1	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.495			3,600	53	15	68	0

JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431			100	1	3	4	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2031	1.448			300	(6)	0	0	(6)
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	1.894			50	(6)	4	0	(2)
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	1.177			200	7	1	8	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2028	0.243			100	0	2	2	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.495			300	5	1	6	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2035	2.083			300	(35)	11	0	(24)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	1.716			500	(34)	23	0	(11)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability

MYC	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	0.814%		$50	$1	$0	$1	$0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		400	(17)	31	14	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.139		700	4	(1)	3	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.286		200	(1)	2	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.41		100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484		500	(5)	11	6	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2030	2.361		20	(5)	4	0	(1)
	Panama Government International Bonds	1.000	Quarterly	06/20/2030	0.695		200	(9)	11	2	0
	Qatar Government International Bonds	1.000	Quarterly	12/20/2026	0.097		300	4	(3)	1	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2027	1.70	JPY	82,100	(8)	5	0	(3)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2028	1.378		$1,300	(117)	106	0	(11)

								$(528)	$614	$266	$(180)

Total Swap Agreements								$(522)	$574	$284	$(232)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	9	0	19	28	(31)	0	(31)	(62)	(34)	0	(34)
BPS	234	0	36	270	(179)	0	(4)	(183)	87	0	87
BRC	27	0	95	122	(7)	0	(69)	(76)	46	(30)	16
BSH	53	0	0	53	(93)	0	0	(93)	(40)	0	(40)
CBK	56	0	3	59	(30)	0	(31)	(61)	(2)	0	(2)
DUB	95	0	1	96	(44)	0	(14)	(58)	38	0	38
FAR	12	0	0	12	(7)	0	0	(7)	5	0	5
GLM	27	8	5	40	(119)	(7)	0	(126)	(86)	177	91
GST	0	0	76	76	0	0	(11)	(11)	65	0	65
JPM	41	0	20	61	(57)	0	(43)	(100)	(39)	0	(39)
MBC	10	0	0	10	(42)	0	0	(42)	(32)	0	(32)
MYC	0	0	29	29	0	0	(29)	(29)	0	(20)	(20)
MYI	54	0	0	54	0	0	0	0	54	(10)	44
NGF	6	0	0	6	0	0	0	0	6	0	6
SCX	39	0	0	39	(2)	0	0	(2)	37	0	37
SOG	604	0	0	604	(96)	0	0	(96)	508	(580)	(72)
SSB	6	0	0	6	(1)	0	0	(1)	5	0	5
UAG	0	0	0	0	(2)	(7)	0	(9)	(9)	0	(9)

Total Over the Counter	$1,274	$8	$284	$1,566	$(710)	$(14)	$(232)	$(956)

(m)

Securities with an aggregate market value of $177 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	2	0	0	141	143

	$0	$2	$0	$0	$147	$149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,274	$0	$1,274
Purchased Options	0	0	0	8	0	8
Swap Agreements	0	284	0	0	0	284

	$0	$284	$0	$1,282	$0	$1,566

	$0	$286	$0	$1,282	$147	$1,715

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$183	$183
Swap Agreements	0	1	0	0	58	59

	$0	$1	$0	$0	$241	$242

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$710	$0	$710
Written Options	0	0	0	14	0	14
Swap Agreements	0	232	0	0	0	232

	$0	$232	$0	$724	$0	$956

	$0	$233	$0	$724	$241	$1,198

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,034)	$(2,034)
Swap Agreements	0	(33)	0	0	4	(29)

	$0	$(33)	$0	$0	$(2,030)	$(2,063)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,120)	$0	$(1,120)
Purchased Options	0	(23)	0	0	0	(23)
Written Options	0	23	0	257	0	280
Swap Agreements	0	143	0	0	0	143

	$0	$143	$0	$(863)	$0	$(720)

	$0	$110	$0	$(863)	$(2,030)	$(2,783)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(30)	$0	$0	$0	$551	$521
Swap Agreements	0	(11)	0	0	127	116

	$(30)	$(11)	$0	$0	$678	$637

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$980	$0	$980
Purchased Options	0	0	0	(11)	0	(11)
Written Options	0	0	0	(201)	0	(201)
Swap Agreements	0	137	0	0	0	137

	$0	$137	$0	$768	$0	$905

	$(30)	$126	$0	$768	$678	$1,542

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Albania
Sovereign Issues	$0	$228	$0	$228
Angola
Corporate Bonds & Notes	0	807	0	807
Sovereign Issues	0	1,338	0	1,338
Argentina
Sovereign Issues	0	7,282	0	7,282
Armenia
Sovereign Issues	0	749	0	749
Australia
Corporate Bonds & Notes	0	410	0	410
Bahrain
Sovereign Issues	0	1,934	0	1,934
Benin
Sovereign Issues	0	407	0	407
Bermuda
Corporate Bonds & Notes	0	376	0	376
Bolivia
Sovereign Issues	0	410	0	410
Brazil
Corporate Bonds & Notes	0	2,899	0	2,899
Sovereign Issues	0	11,343	0	11,343
Bulgaria
Sovereign Issues	0	856	0	856
Cameroon
Sovereign Issues	0	764	0	764
Canada
Corporate Bonds & Notes	0	305	0	305
Cayman Islands
Asset-Backed Securities	0	208	0	208
Convertible Bonds & Notes	0	2	0	2
Corporate Bonds & Notes	0	3,985	1,143	5,128
Sovereign Issues	0	591	0	591
Chile
Corporate Bonds & Notes	0	4,104	0	4,104
Sovereign Issues	0	1,268	0	1,268
China
Common Stocks	2	0	0	2
Colombia
Corporate Bonds & Notes	0	1,249	0	1,249
Sovereign Issues	0	2,094	0	2,094
Congo
Sovereign Issues	0	983	0	983
Costa Rica
Sovereign Issues	0	1,572	0	1,572
Czech Republic
Corporate Bonds & Notes	0	364	0	364
Dominican Republic
Sovereign Issues	0	4,924	0	4,924
Ecuador
Sovereign Issues	0	3,074	0	3,074

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Egypt
Sovereign Issues	$0	$3,764	$0	$3,764
El Salvador
Corporate Bonds & Notes	0	529	0	529
Sovereign Issues	0	931	0	931
Gabon
Sovereign Issues	0	287	0	287
Germany
Loan Participations and Assignments	0	938	0	938
Ghana
Sovereign Issues	0	1,152	0	1,152
Guatemala
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	1,240	0	1,240
Hong Kong
Corporate Bonds & Notes	0	640	0	640
Hungary
Corporate Bonds & Notes	0	209	0	209
Sovereign Issues	0	2,003	0	2,003
India
Corporate Bonds & Notes	0	620	0	620
Sovereign Issues	0	474	0	474
Indonesia
Corporate Bonds & Notes	0	6,351	0	6,351
Sovereign Issues	0	1,717	0	1,717
Ireland
Corporate Bonds & Notes	0	241	0	241
Loan Participations and Assignments	0	0	1,030	1,030
Sovereign Issues	0	926	0	926
Isle of Man
Corporate Bonds & Notes	0	105	0	105
Israel
Corporate Bonds & Notes	0	1,106	0	1,106
Sovereign Issues	0	101	0	101
Italy
Sovereign Issues	0	207	0	207
Ivory Coast
Loan Participations and Assignments	0	0	1,147	1,147
Sovereign Issues	0	1,363	0	1,363
Jamaica
Corporate Bonds & Notes	0	151	0	151
Jersey, Channel Islands
Corporate Bonds & Notes	0	227	0	227
Jordan
Sovereign Issues	0	917	0	917
Kazakhstan
Corporate Bonds & Notes	0	781	0	781
Sovereign Issues	0	396	0	396
Kenya
Sovereign Issues	0	1,472	0	1,472
Kuwait
Sovereign Issues	0	1,677	0	1,677

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Latvia
Sovereign Issues	$0	$506	$0	$506
Lebanon
Sovereign Issues	0	287	0	287
Luxembourg
Common Stocks	0	0	227	227
Corporate Bonds & Notes	0	3,439	0	3,439
Sovereign Issues	0	2,513	0	2,513
Macedonia
Sovereign Issues	0	922	0	922
Malaysia
Corporate Bonds & Notes	0	467	0	467
Sovereign Issues	0	294	0	294
Mexico
Corporate Bonds & Notes	0	7,668	0	7,668
Sovereign Issues	0	7,392	0	7,392
Mongolia
Sovereign Issues	0	413	0	413
Morocco
Corporate Bonds & Notes	0	614	0	614
Sovereign Issues	0	611	0	611
Netherlands
Corporate Bonds & Notes	0	2,945	0	2,945
Nigeria
Corporate Bonds & Notes	0	1,001	0	1,001
Sovereign Issues	0	2,904	0	2,904
Oman
Sovereign Issues	0	1,510	0	1,510
Pakistan
Sovereign Issues	0	908	0	908
Panama
Corporate Bonds & Notes	0	1,051	0	1,051
Sovereign Issues	0	970	0	970
Paraguay
Sovereign Issues	0	1,013	0	1,013
Peru
Corporate Bonds & Notes	0	3,647	0	3,647
Sovereign Issues	0	2,452	0	2,452
Philippines
Corporate Bonds & Notes	0	498	0	498
Sovereign Issues	0	1,718	0	1,718
Poland
Corporate Bonds & Notes	0	207	0	207
Sovereign Issues	0	1,406	0	1,406
Qatar
Corporate Bonds & Notes	0	952	0	952
Sovereign Issues	0	1,005	0	1,005
Romania
Sovereign Issues	0	3,041	0	3,041
Russia
Sovereign Issues	0	210	0	210
Saudi Arabia
Corporate Bonds & Notes	0	1,069	0	1,069
Sovereign Issues	0	2,488	0	2,488
Senegal
Sovereign Issues	0	1,110	0	1,110
Serbia
Corporate Bonds & Notes	0	299	0	299
Sovereign Issues	0	1,319	0	1,319
Singapore
Corporate Bonds & Notes	0	312	0	312
Slovenia
Sovereign Issues	0	719	0	719
South Africa
Corporate Bonds & Notes	0	734	0	734
Sovereign Issues	0	4,408	0	4,408
South Korea
Sovereign Issues	0	192	0	192
Spain
Corporate Bonds & Notes	0	209	0	209
Sri Lanka
Sovereign Issues	0	1,542	0	1,542

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Supranational
Corporate Bonds & Notes	$0	$821	$0	$821
Suriname
Sovereign Issues	0	313	0	313
Thailand
Corporate Bonds & Notes	0	789	0	789
Trinidad and Tobago
Corporate Bonds & Notes	0	393	0	393
Sovereign Issues	0	305	0	305
Turkey
Corporate Bonds & Notes	0	897	0	897
Loan Participations and Assignments	0	0	2,289	2,289
Sovereign Issues	0	8,413	0	8,413
Ukraine
Sovereign Issues	0	2,277	0	2,277
United Arab Emirates
Corporate Bonds & Notes	0	4,974	0	4,974
Sovereign Issues	0	2,336	0	2,336
United Kingdom
Corporate Bonds & Notes	0	3,614	384	3,998
Non-Agency Mortgage-Backed Securities	0	286	0	286
United States
Asset-Backed Securities	0	2,699	0	2,699
Corporate Bonds & Notes	0	2,357	0	2,357
Non-Agency Mortgage-Backed Securities	0	2,022	0	2,022
U.S. Government Agencies	0	3,262	0	3,262
U.S. Treasury Obligations	0	2,865	0	2,865
Uruguay
Sovereign Issues	0	487	0	487
Uzbekistan
Corporate Bonds & Notes	0	863	0	863
Sovereign Issues	0	372	0	372
Venezuela
Corporate Bonds & Notes	0	1,631	0	1,631
Sovereign Issues	0	1,079	0	1,079
Short-Term Instruments
Egypt Treasury Bills	0	43	0	43
Nigeria Treasury Bills	0	2,818	0	2,818
South Africa Treasury Bills	0	1,218	0	1,218

	$2	$199,353	$6,220	$205,575

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$762	$0	$0	$762

Total Investments	$764	$199,353	$6,220	$206,337

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	143	0	149
Over the counter	0	1,565	1	1,566

	$6	$1,708	$1	$1,715

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(236)	0	(242)
Over the counter	0	(956)	0	(956)

	$(6)	$(1,192)	$0	$(1,198)

Total Financial Derivative Instruments	$0	$516	$1	$517

Totals	$764	$199,869	$6,221	$206,854

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)	June 30, 2026	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(2)
Investments in Securities, at Value
Cayman Islands
Convertible Bonds & Notes	$48	$0	$(46)	$15	$(27)	$10	$0	$0	$0	$0
Corporate Bonds & Notes	1,180	0	0	0	0	(37)			1,143	(36)
Ireland
Loan Participations and Assignments	1,060	0	0	1	0	(31)	0	0	1,030	(30)
Ivory Coast
Loan Participations and Assignments	1,173	0	0	(1)	0	(25)	0	0	1,147	(26)
Luxembourg
Common Stocks	223	0	0	0	0	4	0	0	227	4
Turkey
Loan Participations and Assignments	2,359	0	0	1	0	(71)	0	0	2,289	(72)
United Kingdom
Corporate Bonds & Notes	384	0	0	0	0	0	0	0	384	0

	$6,427	$0	$(46)	$16	$(27)	$(150)	$0	$0	$6,220	$(160)

Financial Derivative Instruments - Assets
Over the counter	$11	$0	$(4)	$0	$0	$(6)	$0	$0	$1	$(1)

Totals	$6,438	$0	$(50)	$16	$(27)	$(156)	$0	$0	$6,221	$(161)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$1,143	Discounted Cash Flow	Discount Rate	6.340	—
Ireland
Loan Participations and Assignments	1,030	Discounted Cash Flow	Discount Rate	4.540	—
Ivory Coast
Loan Participations and Assignments	1,147	Discounted Cash Flow	Discount Rate	6.500	—
Luxembourg
Common Stocks	227	Indicative Market Quotation	Broker Quote	$22.917	—
Turkey
Loan Participations and Assignments	1,147	Discounted Cash Flow	Discount Rate	5.250	—
	1,142	Recent Transaction	Purchase Price	99.000	—
United Kingdom
Corporate Bonds & Notes	384	Proxy pricing	Base Price	100.000	—

Financial Derivative Instruments - Assets
Over the counter	1	Indicative Market Quotation	Broker Quote	0.053 -0.055	0.054

Total	$6,621

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2026	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Notes to Financial Statements	(Cont.)

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets.

Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Notes to Financial Statements	(Cont.)

Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	35

Notes to Financial Statements	(Cont.)

internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less

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may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$8,722	$31,740	$(39,700)	$2	$(2)	$762	$42	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate,

governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct

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Notes to Financial Statements	(Cont.)

interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government

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National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets,

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Notes to Financial Statements	(Cont.)

each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

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Notes to Financial Statements	(Cont.)

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the

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Notes to Financial Statements	(Cont.)

Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

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Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including

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Notes to Financial Statements	(Cont.)

by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account

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(and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.45%	0.40%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

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Notes to Financial Statements	(Cont.)

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $2,131.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total

$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The

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Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$28,344	$28,362	$36,953	$29,766

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	170	$1,935	289	$3,184

Class M	1	2	1	16

Administrative Class	1,448	16,501	2,548	27,780

Advisor Class	433	4,909	588	6,456
Issued as reinvestment of distributions

Institutional Class	179	2,038	366	4,019

Class M	1	14	3	29

Administrative Class	280	3,186	622	6,818

Advisor Class	124	1,406	256	2,811
Cost of shares redeemed

Institutional Class	(206)	(2,353)	(498)	(5,425)

Class M	(2)	(18)	(3)	(37)

Administrative Class	(1,755)	(19,965)	(3,439)	(37,558)

Advisor Class	(462)	(5,252)	(787)	(8,624)

Net increase (decrease) resulting from Portfolio share transactions	211	$2,403	(54)	$(531)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 56% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 20% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

Notes to Financial Statements	(Cont.)	June 30, 2026	(Unaudited)

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$3,490	$32,555

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$206,694	$14,008	$(13,160)	$848

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty

AZN	Azerbaijani Manat	ILS	Israeli Shekel	PYG	Paraguayan Guarani

BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CLP	Chilean Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar

DOP	Dominican Peso	MYR	Malaysian Ringgit	UZS	Uzbekistani Sum

EGP	Egyptian Pound	NGN	Nigerian Naira	ZAR	South African Rand

EUR	Euro	PEN	Peruvian New Sol

GBP	British Pound	PKR	Pakistani Rupee

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	CDX.IG	Credit Derivatives Index - Investment Grade	EUR006M	6 Month EUR Swap Rate

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.EM	Credit Derivatives Index - Emerging Markets

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate

DAC	Designated Activity Company

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Emerging Markets Bond Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0639	$0.0000	$0.0000	$0.0639

February 2026	$0.0604	$0.0000	$0.0000	$0.0604

March 2026	$0.0625	$0.0000	$0.0000	$0.0625

April 2026	$0.0668	$0.0000	$0.0000	$0.0668

May 2026	$0.0645	$0.0000	$0.0000	$0.0645

June 2026	$0.0599	$0.0000	$0.0000	$0.0599

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0596	$0.0000	$0.0000	$0.0596

February 2026	$0.0564	$0.0000	$0.0000	$0.0564

March 2026	$0.0583	$0.0000	$0.0000	$0.0583

April 2026	$0.0626	$0.0000	$0.0000	$0.0626

May 2026	$0.0602	$0.0000	$0.0000	$0.0602

June 2026	$0.0556	$0.0000	$0.0000	$0.0556

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0625	$0.0000	$0.0000	$0.0625

February 2026	$0.0591	$0.0000	$0.0000	$0.0591

March 2026	$0.0611	$0.0000	$0.0000	$0.0611

April 2026	$0.0654	$0.0000	$0.0000	$0.0654

May 2026	$0.0631	$0.0000	$0.0000	$0.0631

June 2026	$0.0585	$0.0000	$0.0000	$0.0585

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0615	$0.0000	$0.0000	$0.0615

February 2026	$0.0582	$0.0000	$0.0000	$0.0582

March 2026	$0.0602	$0.0000	$0.0000	$0.0602

April 2026	$0.0645	$0.0000	$0.0000	$0.0645

May 2026	$0.0621	$0.0000	$0.0000	$0.0621

June 2026	$0.0575	$0.0000	$0.0000	$0.0575

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

52	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITEMGMKTSFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Global Bond Opportunities Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

2	PIMCO VARIABLE INSURANCE TRUST

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Bond Opportunities Portfolio (Unhedged)	01/10/02	01/31/06	01/10/02	10/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Global Bond Opportunities Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2026 - 06/30/2026+	$9.97	$0.20	$(0.35)	$(0.15)	$(0.23)	$0.00	$0.00	$(0.23)

12/31/2025	9.24	0.38	0.80	1.18	(0.43)	0.00	(0.02)	(0.45)

12/31/2024	9.62	0.33	(0.36)	(0.03)	(0.26)	0.00	(0.09)	(0.35)

12/31/2023	9.45	0.26	0.23	0.49	(0.04)	(0.10)	(0.18)	(0.32)

12/31/2022	10.94	0.21	(1.40)	(1.19)	(0.16)	(0.14)	0.00	(0.30)

12/31/2021	12.19	0.23	(0.69)	(0.46)	(0.61)	(0.18)	0.00	(0.79)
Administrative Class

01/01/2026 - 06/30/2026+	9.97	0.19	(0.34)	(0.15)	(0.23)	0.00	0.00	(0.23)

12/31/2025	9.24	0.37	0.80	1.17	(0.42)	0.00	(0.02)	(0.44)

12/31/2024	9.62	0.31	(0.36)	(0.05)	(0.24)	0.00	(0.09)	(0.33)

12/31/2023	9.45	0.24	0.24	0.48	(0.03)	(0.10)	(0.18)	(0.31)

12/31/2022	10.94	0.19	(1.39)	(1.20)	(0.15)	(0.14)	0.00	(0.29)

12/31/2021	12.19	0.21	(0.69)	(0.48)	(0.59)	(0.18)	0.00	(0.77)
Advisor Class

01/01/2026 - 06/30/2026+	9.97	0.19	(0.35)	(0.16)	(0.22)	0.00	0.00	(0.22)

12/31/2025	9.24	0.36	0.80	1.16	(0.41)	0.00	(0.02)	(0.43)

12/31/2024	9.62	0.30	(0.36)	(0.06)	(0.23)	0.00	(0.09)	(0.32)

12/31/2023	9.45	0.23	0.24	0.47	(0.02)	(0.10)	(0.18)	(0.30)

12/31/2022	10.94	0.18	(1.39)	(1.21)	(0.14)	(0.14)	0.00	(0.28)

12/31/2021	12.19	0.21	(0.70)	(0.49)	(0.58)	(0.18)	0.00	(0.76)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.59	(1.49)%	$12,249	0.96	%*	0.96	%*	0.76	%*	0.76	%*	4.18	%*	387%

9.97	13.04	12,456	1.00		1.00		0.75		0.75		3.96		696

9.24	(0.35)	9,639	0.93		0.93		0.76		0.76		3.47		607

9.62	5.42	9,473	0.86		0.86		0.75		0.75		2.76		653

9.45	(10.87)	9,551	0.81		0.81		0.75		0.75		2.14		560

10.94	(4.01)	10,553	0.77		0.77		0.75		0.75		2.01		408

9.59	(1.56)	92,478	1.11	*	1.11	*	0.91	*	0.91	*	4.03	*	387

9.97	12.87	95,740	1.15		1.15		0.90		0.90		3.81		696

9.24	(0.50)	94,422	1.08		1.08		0.91		0.91		3.31		607

9.62	5.26	93,660	1.01		1.01		0.90		0.90		2.61		653

9.45	(11.00)	81,498	0.96		0.96		0.90		0.90		1.97		560

10.94	(4.16)	99,746	0.92		0.92		0.90		0.90		1.80		408

9.59	(1.61)	31,110	1.21	*	1.21	*	1.01	*	1.01	*	3.94	*	387

9.97	12.76	30,078	1.25		1.25		1.00		1.00		3.71		696

9.24	(0.60)	25,234	1.18		1.18		1.01		1.01		3.22		607

9.62	5.16	23,780	1.11		1.11		1.00		1.00		2.51		653

9.45	(11.09)	23,113	1.06		1.06		1.00		1.00		1.88		560

10.94	(4.25)	25,954	1.02		1.02		1.00		1.00		1.79		408

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Global Bond Opportunities Portfolio (Unhedged)	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$199,052
Investments in Affiliates	4,819
Financial Derivative Instruments
Exchange-traded or centrally cleared	599
Over the counter	1,307
Cash	586
Deposits with counterparty	5,139
Foreign currency, at value	1,593
Receivable for investments sold	20,744
Receivable for TBA investments sold	67,081
Receivable for Portfolio shares sold	98
Interest and/or dividends receivable	1,319
Dividends receivable from Affiliates	22
Reimbursement receivable from PIMCO	1
Total Assets	302,360

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$17,921
Financial Derivative Instruments
Exchange-traded or centrally cleared	388
Over the counter	1,774
Payable for investments purchased	22,231
Payable for investments in Affiliates purchased	23
Payable for investments purchased on a delayed-delivery basis	14
Payable for TBA investments purchased	123,740
Deposits from counterparty	260
Payable for Portfolio shares redeemed	58
Accrued investment advisory fees	28
Accrued supervisory and administrative fees	56
Accrued distribution fees	6
Accrued servicing fees	11
Accrued taxes payable	3
Foreign capital gains tax payable	9
Other liabilities	1
Total Liabilities	166,523

Commitments and Contingent Liabilities^

Net Assets	$135,837

Net Assets Consist of:

Paid in capital	145,271
Distributable earnings (accumulated loss)	(9,434)

Net Assets	$135,837

Net Assets:

Institutional Class	$12,249
Administrative Class	92,478
Advisor Class	31,110

Shares Issued and Outstanding:

Institutional Class	1,277
Administrative Class	9,642
Advisor Class	3,243

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.59
Administrative Class	9.59
Advisor Class	9.59

Cost of investments in securities	$201,808
Cost of investments in Affiliates	$4,819
Cost of foreign currency held	$1,596
Proceeds received on short sales	$17,975
Cost or premiums of financial derivative instruments, net	$3,764
*Includes repurchase agreements of:	$769

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$3,393
Dividends from Investments in Affiliates	60
Total Income	3,453

Expenses:

Investment advisory fees	168
Supervisory and administrative fees	336
Distribution and/or servicing fees - Administrative Class	69
Distribution and/or servicing fees - Advisor Class	38
Trustee fees	4
Interest expense	135
Miscellaneous expense	1
Total Expenses	751
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	750

Net Investment Income (Loss)	2,703

Net Realized Gain (Loss):

Investments in securities	851
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	773
Over the counter financial derivative instruments	48
Foreign currency	219

Net Realized Gain (Loss)	1,890

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	(3,227)
Exchange-traded or centrally cleared financial derivative instruments	(2,164)
Over the counter financial derivative instruments	(989)
Foreign currency assets and liabilities	(283)

Net Change in Unrealized Appreciation (Depreciation)	(6,663)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,070)
* Foreign tax withholdings	$12
** Foreign capital gains tax	$(3)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Global Bond Opportunities Portfolio (Unhedged)

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,703	$5,016
Net realized gain (loss)	1,890	1,617
Net change in unrealized appreciation (depreciation)	(6,663)	9,152

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,070)	15,785

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(289)	(502)
Administrative Class	(2,169)	(3,980)
Advisor Class	(689)	(1,153)

Tax basis return of capital
Institutional Class	0	(28)
Administrative Class	0	(231)
Advisor Class	0	(68)

Total Distributions(a)	(3,147)	(5,962)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	2,780	(844)

Total Increase (Decrease) in Net Assets	(2,437)	8,979

Net Assets:

Beginning of period	138,274	129,295
End of period	$135,837	$138,274

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.6%

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$68	$42
4.125% due 07/09/2035 þ		44	33

Total Argentina (Cost $56)			75

AUSTRALIA 3.7%

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	2,100	1,449

SOVEREIGN ISSUES 2.6%

Australia Government Bonds
1.750% due 06/21/2051		50	18
2.500% due 05/21/2030		400	259

New South Wales Treasury Corp.
1.750% due 03/20/2034		400	218
2.000% due 03/08/2033		200	115
3.500% due 11/20/2037		500	289
4.750% due 02/20/2037		300	197

Queensland Treasury Corp.
1.500% due 08/20/2032		500	285
1.750% due 07/20/2034		300	161
2.000% due 08/22/2033		1,200	681
5.250% due 07/21/2036		700	481

Treasury Corp. of Victoria
2.000% due 09/17/2035		300	158
2.000% due 11/20/2037		300	146
2.250% due 09/15/2033		500	288
4.250% due 12/20/2032		300	200

			3,496

Total Australia (Cost $4,741)			4,945

BRAZIL 2.0%

SOVEREIGN ISSUES 2.0%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL	14,700	2,754

Total Brazil (Cost $2,753)			2,754

BULGARIA 0.2%

SOVEREIGN ISSUES 0.2%

Bulgaria Government International Bonds
4.125% due 07/18/2045	EUR	200	220

Total Bulgaria (Cost $226)			220

CANADA 2.0%

CORPORATE BONDS & NOTES 1.2%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$62	59

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		900	915

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	114

Toronto-Dominion Bank
4.814% due 07/16/2027		$500	503

			1,591

SOVEREIGN ISSUES 0.8%

Canada Government Bonds
3.000% due 06/01/2034	CAD	1,500	1,041

Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)		145	100

			1,141

Total Canada (Cost $2,753)			2,732

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 1.5%

ASSET-BACKED SECURITIES 1.2%

Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		$73	$73

ICG U.S. CLO Ltd.
4.825% due 10/20/2034 •		500	501

KREF Ltd.
5.089% due 02/17/2039 •		36	36

LCM 30 Ltd.
5.017% due 04/20/2031 •		28	28

MF1 Ltd.
4.989% due 02/19/2037 •		99	100

Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •		56	56

OFSI BSL X Ltd.
4.945% due 04/20/2034 •		500	500

Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •		387	388

			1,682

CORPORATE BONDS & NOTES 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		124	120

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		200	201

			321

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	203

Total Cayman Islands (Cost $2,203)			2,206

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		$200	202

Total Chile (Cost $200)			202

COLOMBIA 2.5%

SOVEREIGN ISSUES 2.5%

Colombia Government International Bonds
6.125% due 01/21/2031		$500	505

Colombia TES
11.500% due 07/25/2046	COP	4,700	1
11.750% due 01/24/2035		5,307,100	1,525
12.000% due 03/13/2058		213,600	62
12.750% due 11/28/2040		386,300	118
13.250% due 02/09/2033		3,730,000	1,152

Total Colombia (Cost $3,116)			3,363

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR	250	302

Total Costa Rica (Cost $295)			302

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	526	66

Realkredit Danmark AS
1.500% due 10/01/2053		263	33

Total Denmark (Cost $120)			99

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT 0.2%

SOVEREIGN ISSUES 0.2%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	13,200	$256

Total Egypt (Cost $281)			256

FRANCE 6.3%

CORPORATE BONDS & NOTES 0.2%

Credit Agricole SA
6.316% due 10/03/2029 •		$300	310

SOVEREIGN ISSUES 6.1%

French Republic Government Bonds OAT
2.750% due 02/25/2029	EUR	1,000	1,143
2.750% due 02/25/2030		4,300	4,898

UNEDIC ASSEO
0.875% due 05/25/2028		2,000	2,206

			8,247

Total France (Cost $8,022)			8,557

GERMANY 1.0%

CORPORATE BONDS & NOTES 1.0%

Kreditanstalt fuer Wiederaufbau
0.000% due 12/15/2027 (d)	EUR	1,200	1,321

Total Germany (Cost $1,206)			1,321

IRELAND 3.4%

ASSET-BACKED SECURITIES 3.4%

Capital Four CLO IV DAC
3.394% due 04/15/2038 •	EUR	500	571

CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •		340	388

Fair Oaks Loan Funding V DAC
3.439% due 10/15/2036 •		500	571

Grosvenor Place CLO DAC
3.444% due 01/15/2039 •		500	572

Hayfin Emerald CLO XIV DAC
3.404% due 01/22/2039 •		600	687

ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~		500	572

Providus CLO VII DAC
3.374% due 07/15/2038 •		500	571

Rockford Tower Europe CLO DAC
3.121% due 01/24/2035 •		600	686

Total Ireland (Cost $4,529)			4,618

ISRAEL 1.0%

SOVEREIGN ISSUES 1.0%

Israel Government International Bonds
5.375% due 03/12/2029		$200	202
5.375% due 02/19/2030		700	710
5.500% due 03/12/2034		200	203
5.750% due 03/12/2054		200	192

Total Israel (Cost $1,286)			1,307

JAPAN 5.0%

CORPORATE BONDS & NOTES 0.4%

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$200	198

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		300	304

			502

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.6%

Development Bank of Japan, Inc.
4.000% due 08/28/2027		$300	$299

Japan Finance Organization for Municipalities
2.375% due 09/08/2027	EUR	2,300	2,615

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	197,312	1,218

Japan Government Five Year Bonds
0.400% due 06/20/2029		110,000	655

Japan Government Thirty Year Bonds
0.700% due 06/20/2051		14,000	43
2.300% due 12/20/2054		27,200	121
3.700% due 03/20/2056		52,850	314

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		80,000	338
2.000% due 12/20/2044		80,000	390
2.400% due 03/20/2045		47,000	244

			6,237

Total Japan (Cost $7,597)			6,739

JERSEY, CHANNEL ISLANDS 0.9%

ASSET-BACKED SECURITIES 0.9%

Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •		$1,000	1,001

Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •		234	234

Total Jersey, Channel Islands (Cost $1,234)			1,235

KUWAIT 0.6%

SOVEREIGN ISSUES 0.6%

Kuwait International Government Bonds
4.016% due 10/09/2028		$300	296
4.136% due 10/09/2030		200	197
4.804% due 04/20/2033		400	399

Total Kuwait (Cost $900)			892

LUXEMBOURG 0.6%

SOVEREIGN ISSUES 0.6%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$800	804

Total Luxembourg (Cost $798)			804

MALAYSIA 0.1%

SOVEREIGN ISSUES 0.1%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	700	166

Total Malaysia (Cost $152)			166

NETHERLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$300	305

Total Netherlands (Cost $300)			305

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	300	205

Total Norway (Cost $219)			205

PERU 2.3%

SOVEREIGN ISSUES 2.3%

Peru Government Bonds
6.850% due 08/12/2035	PEN	1,000	308

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.300% due 08/12/2033	PEN	6,000	$1,966
7.600% due 08/12/2039		1,400	440

Peru Government International Bonds
6.150% due 08/12/2032		100	32
6.900% due 08/12/2037		1,200	360

Total Peru (Cost $2,834)			3,106

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$100	101
5.125% due 09/18/2034		200	201
5.375% due 02/12/2035		100	103

Total Poland (Cost $398)			405

QATAR 0.6%

CORPORATE BONDS & NOTES 0.6%

QatarEnergy
2.250% due 07/12/2031		$200	178
4.625% due 06/23/2029		600	596

Total Qatar (Cost $795)			774

ROMANIA 0.6%

SOVEREIGN ISSUES 0.6%

Romania Government International Bonds
1.750% due 07/13/2030	EUR	200	208
2.124% due 07/16/2031		100	102
5.000% due 09/27/2026		220	252
5.250% due 03/10/2030		100	119
5.250% due 05/30/2032		100	117

Total Romania (Cost $801)			798

SAUDI ARABIA 1.7%

SOVEREIGN ISSUES 1.7%

Saudi Government International Bonds
3.375% due 03/05/2032	EUR	300	338
4.750% due 01/18/2028		$300	300
4.750% due 01/16/2030		1,100	1,099
5.125% due 01/13/2028		400	403
5.375% due 01/13/2031		200	204

Total Saudi Arabia (Cost $2,308)			2,344

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia International Bonds
1.000% due 09/23/2028	EUR	100	108
2.050% due 09/23/2036		100	91

Total Serbia (Cost $232)			199

SOUTH AFRICA 2.8%

SOVEREIGN ISSUES 2.8%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	1,700	89
8.000% due 01/31/2030		13,000	800
8.750% due 02/28/2048		1,800	108
8.875% due 02/28/2035		43,900	2,778

Total South Africa (Cost $3,239)			3,775

SPAIN 4.1%

SOVEREIGN ISSUES 4.1%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	119

Spain Government Bonds
1.450% due 04/30/2029		179	198
2.400% due 05/31/2028		1,050	1,195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 04/30/2035	EUR	200	$228
3.450% due 10/31/2034		2,490	2,904
3.500% due 05/31/2029		800	936

Total Spain (Cost $5,598)			5,580

SUPRANATIONAL 0.9%

CORPORATE BONDS & NOTES 0.2%

Corp. Andina de Fomento
3.925% due 02/26/2029	HKD	2,500	318

SOVEREIGN ISSUES 0.7%

European Union
3.750% due 10/12/2045	EUR	800	902

Total Supranational (Cost $1,252)			1,220

THAILAND 0.4%

SOVEREIGN ISSUES 0.4%

Thailand Government Bonds
2.700% due 06/17/2040	THB	18,714	578

Total Thailand (Cost $577)			578

UNITED ARAB EMIRATES 0.9%

CORPORATE BONDS & NOTES 0.3%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$200	199

Emirates NBD Bank PJSC
5.125% due 06/29/2031		200	199

			398

SOVEREIGN ISSUES 0.6%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		400	399
5.500% due 04/30/2054		400	393

			792

Total United Arab Emirates (Cost $1,188)			1,190

UNITED KINGDOM 7.3%

CORPORATE BONDS & NOTES 1.4%

HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	98
4.041% due 03/13/2028 •		200	199
4.787% due 03/10/2032 •	EUR	200	241

NatWest Group PLC
4.892% due 05/18/2029 •		$400	401

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		300	308

Standard Chartered PLC
2.608% due 01/12/2028 •		200	198

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	400	403

			1,848

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%

Elstree 1st PLC
4.475% due 10/21/2065 •	GBP	487	645

Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •		6	8

Eurosail-U.K. PLC
4.816% due 06/13/2045 •		39	52

Polaris PLC
4.464% due 06/27/2070 •		500	662

Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •		292	387

Tower Bridge Funding PLC
4.536% due 12/20/2066 •		414	550

			2,304

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.2%

U.K. Gilts
4.375% due 03/07/2030	GBP	4,000	$5,330
5.375% due 01/31/2056		300	392

			5,722

Total United Kingdom (Cost $9,998)			9,874

UNITED STATES 88.3%

ASSET-BACKED SECURITIES 2.7%

ACE Securities Corp. Home Equity Loan Trust
4.663% due 08/25/2035 •		$274	270

C-BASS Trust
3.883% due 11/25/2036 •		12	5

Citigroup Mortgage Loan Trust, Inc.
4.753% due 07/25/2035 •		327	316

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ		124	125

Countrywide Asset-Backed Certificates
4.163% due 08/25/2034 •		53	52

Countrywide Asset-Backed Certificates Trust
4.203% due 06/25/2047 •		377	363
4.503% due 08/25/2047 •		34	33

GSAMP Trust
4.263% due 05/25/2046 •		260	251

Morgan Stanley ABS Capital I, Inc. Trust
3.873% due 03/25/2037 •		710	286
4.263% due 08/25/2036 •		1,610	793

NovaStar Mortgage Funding Trust
4.303% due 05/25/2036 •		483	474

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		454	132

Securitized Asset-Backed Receivables LLC Trust
3.863% due 12/25/2036 •		4	2

SMB Private Education Loan Trust
1.290% due 07/15/2053		66	63
4.840% due 07/15/2053 •		16	16
5.043% due 02/16/2055 •		130	130

Soundview Home Loan Trust
4.263% due 11/25/2036 •		337	324

Terwin Mortgage Trust
4.703% due 11/25/2033 •		7	6

Washington Mutual Asset-Backed Certificates Trust
3.883% due 10/25/2036 •		27	10

			3,651

CORPORATE BONDS & NOTES 6.0%

Athene Global Funding
5.516% due 03/25/2027		200	201

Bank of America Corp.
5.511% due 01/24/2036 •		300	307

Beignet Investor LLC
6.581% due 05/30/2049		1,400	1,429

Boeing Co.
6.259% due 05/01/2027		100	101

British Airways Pass-Through Trust
3.350% due 12/15/2030		34	33

CommonSpirit Health
4.975% due 09/01/2035		300	291

GA Global Funding Trust
2.250% due 01/06/2027		150	148

GLP Capital LP/GLP Financing II, Inc.
5.300% due 01/15/2029		200	201

Goldman Sachs Bank USA
4.656% due 06/03/2029 •		400	400

Goldman Sachs Group, Inc.
5.094% due 04/20/2034 •		700	697

JPMorgan Chase & Co.
4.505% due 10/22/2028 •		400	400
5.140% due 01/24/2031 •		400	405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraton Corp.
5.000% due 07/15/2027		$300	$302

Lehman Brothers Holdings, Inc.
1.000% due 01/24/2049		1,000	0
1.000% due 05/02/2049		800	0

Morgan Stanley
5.652% due 04/13/2028 •		500	504

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		300	303

Pacific Gas & Electric Co.
4.000% due 12/01/2046		100	75

PacifiCorp
5.100% due 02/15/2029		150	151

Philip Morris International, Inc.
5.125% due 02/13/2031		150	153

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		700	698

Southern Co.
1.875% due 09/15/2081 •	EUR	100	112

Wells Fargo & Co.
5.211% due 12/03/2035 •		$400	400
5.244% due 01/24/2031 •		500	507
5.499% due 01/23/2035 •		300	306

			8,124

MUNICIPAL BONDS & NOTES 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033		100	99

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		79	80

			179

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%

Adjustable Rate Mortgage Trust
4.570% due 09/25/2035 ~		1	1

American Home Mortgage Assets Trust
3.953% due 05/25/2046 •		75	68
3.973% due 10/25/2046 •		206	103

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ		310	311

Banc of America Funding Trust
4.353% due 10/20/2046 ~		32	26
5.500% due 01/25/2036		9	9
5.608% due 02/20/2036 ~		21	20

Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		205	177

BCAP LLC Trust
4.103% due 01/25/2037 •		75	67
5.250% due 04/26/2037		274	145

Bear Stearns ALT-A Trust
4.050% due 08/25/2036 ~		92	41
4.486% due 11/25/2035 ~		35	26
4.642% due 09/25/2035 ~		40	21

Bear Stearns ARM Trust
3.803% due 08/25/2033 ~		1	1
4.000% due 05/25/2034 ~		1	1
4.015% due 05/25/2047 ~		52	47
5.461% due 10/25/2033 ~		1	1
5.604% due 11/25/2034 ~		1	1
6.243% due 05/25/2034 ~		3	3

Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~		28	22

BX Commercial Mortgage Trust
4.469% due 10/15/2036 •		53	53

Chase Mortgage Finance Trust
4.763% due 07/25/2037 ~		8	6

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.943% due 07/25/2036 •		130	120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CHL Mortgage Pass-Through Trust
3.585% due 05/25/2047 ~	$36	$31
4.223% due 05/25/2035 •	19	17
4.303% due 04/25/2046 •	900	247
4.363% due 03/25/2035 •	254	102
4.383% due 02/25/2035 •	142	133
4.403% due 03/25/2035 •	19	17
4.423% due 02/25/2035 •	2	2
4.523% due 09/25/2034 •	1	1
4.669% due 11/25/2034 ~	3	3
5.500% due 10/25/2035	29	14
6.148% due 02/20/2036 •	110	104

Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	633	523
5.860% due 09/25/2035 •	1	1
5.900% due 10/25/2035 •	67	65

Countrywide Alternative Loan Trust
3.949% due 12/20/2046 •	126	114
4.113% due 05/25/2037 •	33	10
4.174% due 03/20/2046 •	39	37
4.174% due 07/20/2046 •	68	60
4.323% due 02/25/2037 •	45	37
4.640% due 11/25/2035 ~	63	60
5.244% due 11/25/2035 •	7	6
5.250% due 06/25/2035	5	4
5.784% due 11/25/2035 •	7	6
6.000% due 04/25/2037	37	15
6.250% due 08/25/2037	16	7
6.500% due 06/25/2036	88	42

CSMC Trust
2.500% due 07/25/2056 ~	65	54
6.500% due 07/26/2036	103	21

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.386% due 10/25/2036 þ	68	59

GCAT Trust
3.000% due 04/25/2052 ~	306	264
4.250% due 05/25/2067 ~	476	448

GreenPoint Mortgage Funding Trust
4.303% due 11/25/2045 •	2	2

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	71	58

GSR Mortgage Loan Trust
4.075% due 06/25/2034 ~	1	1
4.837% due 09/25/2035 ~	17	16
5.270% due 03/25/2033 •	1	1

HarborView Mortgage Loan Trust
4.594% due 12/19/2036 •	44	41

IndyMac INDX Mortgage Loan Trust
3.805% due 09/25/2035 ~	63	51

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	482	416
3.000% due 03/25/2052 ~	451	388
3.000% due 04/25/2052 ~	455	393
3.000% due 05/25/2052 ~	672	580
4.384% due 01/25/2037 ~	45	38
5.114% due 02/25/2035 ~	1	1
5.326% due 11/25/2033 ~	1	0

Luminent Mortgage Trust
4.483% due 04/25/2036 •	136	122

Manhattan West Mortgage Trust
2.130% due 09/10/2039	400	387

MASTR Adjustable Rate Mortgages Trust
5.304% due 05/25/2034 ~	100	98

MASTR Alternative Loan Trust
4.163% due 03/25/2036 •	43	3

Merrill Lynch Mortgage Investors Trust
4.183% due 02/25/2036 •	12	12
5.834% due 02/25/2033 ~	1	1

Merrill Lynch Mortgage-Backed Securities Trust
3.843% due 04/25/2037 ~	2	2

MFA Trust
6.105% due 12/25/2068 þ	252	253

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	142	137
2.750% due 11/25/2059 ~	130	124

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.321% due 10/25/2035 ~		$3	$3

NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •		400	400

OBX Trust
4.413% due 06/25/2057 •		42	41

One New York Plaza Trust
4.690% due 01/15/2036 •		472	460

PMT Loan Trust
2.500% due 07/25/2051 ~		286	236

PRPM Trust
6.221% due 11/25/2068 þ		267	268

RALI Trust
4.183% due 04/25/2046 •		117	28
6.000% due 12/25/2036		104	88

RFMSI Trust
5.500% due 11/25/2035		18	14

Structured Adjustable Rate Mortgage Loan Trust
5.923% due 02/25/2034 ~		1	1

Structured Asset Mortgage Investments II Trust
4.143% due 07/25/2046 •		139	99
4.183% due 05/25/2036 •		27	17
4.203% due 05/25/2036 •		129	108
4.203% due 09/25/2047 •		118	107
4.254% due 07/19/2035 •		10	10
4.323% due 02/25/2036 •		105	90
4.454% due 03/19/2034 •		1	1

Structured Asset Securities Corp.
4.043% due 01/25/2036 •		57	49

Suntrust Alternative Loan Trust
4.413% due 12/25/2035 •		99	88

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		153	140
2.710% due 01/25/2060 ~		91	88
2.900% due 10/25/2059 ~		451	432
4.547% due 10/27/2064 ~		505	504

WaMu Mortgage Pass-Through Certificates Trust
3.475% due 01/25/2037 ~		8	7
3.667% due 06/25/2037 ~		18	16
4.015% due 12/25/2036 ~		11	10
4.054% due 09/25/2036 ~		26	22
4.235% due 12/25/2036 ~		2	1
4.303% due 12/25/2045 •		7	7
4.383% due 01/25/2045 •		1	1
4.403% due 01/25/2045 •		1	1
4.444% due 02/25/2047 •		109	103
4.792% due 07/25/2046 •		64	59
5.044% due 06/25/2033 ~		1	1
5.144% due 08/25/2042 •		1	1
5.165% due 02/25/2033 ~		13	13
5.595% due 03/25/2034 ~		4	4

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.684% due 07/25/2046 •		27	17

			10,434

SOVEREIGN ISSUES 0.0%

Colombia TES
1.000% due 03/26/2031	COP	34,700	9
1.000% due 11/28/2040		17,300	5

			14

U.S. GOVERNMENT AGENCIES 61.2%

Federal Home Loan Mortgage Corp.
3.500% due 10/01/2039		$32	30
5.932% due 04/01/2037 •		2	2

Federal Home Loan Mortgage Corp. Reference REMICS
6.000% due 04/15/2036		56	57

Federal Home Loan Mortgage Corp. REMICS
1.955% due 01/15/2038 ~(a)		47	2
4.114% due 01/15/2038 •		47	46

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.568% due 11/25/2054 •	$386	$389
4.578% due 03/25/2055 •	342	345
4.608% due 08/25/2055 •	218	218
5.028% due 03/25/2055 •	420	424

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.022% due 09/25/2031 •	2	2
4.944% due 10/25/2044 •	8	8

Federal National Mortgage Association
3.000% due 03/01/2060	134	116
3.500% due 10/01/2034 - 01/01/2059	319	289
4.000% due 06/01/2050	88	84
6.225% due 11/01/2034 •	3	4

Federal National Mortgage Association REMICS
4.142% due 06/25/2036 •	4	4

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	6	6

Government National Mortgage Association
3.000% due 12/20/2052	388	346
3.500% due 10/20/2052 - 05/20/2056	7,077	6,368
6.000% due 09/20/2038	1	1

Government National Mortgage Association REMICS
3.000% due 07/20/2046	2	2
4.399% due 04/20/2074 •	454	458

Government National Mortgage Association, TBA
2.500% due 07/01/2056	600	512
3.000% due 08/01/2056	3,800	3,371
6.500% due 07/01/2056	5,500	5,699

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056	1,400	1,220
4.000% due 07/01/2056 - 08/01/2056	3,280	3,064
4.500% due 07/01/2056	9,900	9,485
5.000% due 07/01/2056 - 08/01/2056	43,000	42,256
5.500% due 08/01/2056	8,340	8,356

		83,164

U.S. TREASURY OBLIGATIONS 10.6%

U.S. Treasury Bonds
1.875% due 02/15/2041 (k)	300	208
2.250% due 08/15/2049	400	249
2.375% due 11/15/2049	300	191
3.000% due 02/15/2048 (k)	400	295
3.000% due 08/15/2048	175	128
3.375% due 11/15/2048 (k)	1,400	1,096
4.125% due 08/15/2044	3,650	3,302
4.500% due 11/15/2054	3,100	2,886
4.625% due 02/15/2055	2,000	1,901
4.875% due 08/15/2045	38	38

U.S. Treasury Inflation Protected Securities (f)
1.750% due 01/15/2028 (i)	2,225	2,210
3.875% due 04/15/2029	324	340
0.125% due 07/15/2031	373	342
0.125% due 01/15/2032	120	109
0.625% due 07/15/2032	115	106
1.125% due 01/15/2033	894	846

U.S. Treasury Notes
4.250% due 08/15/2035	100	99

		14,346

Total United States (Cost $123,629)		119,912

SHORT-TERM INSTRUMENTS 4.5%

COMMERCIAL PAPER 2.6%

Autoliv, Inc.
4.070% due 08/25/2026	$250	248

Banco Itau Chile
4.060% due 10/06/2026	700	692

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Evergy Missouri West, Inc.
4.230% due 07/01/2026		$300	$300
4.230% due 07/07/2026		300	300

Fidelity National Information Services, Inc.
4.000% due 07/10/2026		250	249
4.020% due 07/07/2026		300	300

HCA, Inc.
4.270% due 08/20/2026		250	248

Keurig Dr. Pepper, Inc.
4.350% due 07/20/2026		300	299

Southern California Edison Co.
4.380% due 07/13/2026		300	300

TELUS Corp.
4.150% due 09/29/2026		300	297

Triton Container International Ltd./TAL International Container Corp.
4.330% due 07/06/2026		250	250

			3,483

REPURCHASE AGREEMENTS (g) 0.6%
			769

EGYPT TREASURY BILLS 0.0%
23.892% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	1,350	26

HUNGARY TREASURY BILLS 0.5%
6.082% due 07/02/2026 (d)(e)	HUF	205,000	658

NIGERIA TREASURY BILLS 0.3%
21.551% due 07/07/2026 - 10/06/2026 (c)(d)	NGN	585,898	416

SOUTH AFRICA TREASURY BILLS 0.5%
7.340% due 07/22/2026 - 11/18/2026 (c)(d)	ZAR	10,600	642

Total Short-Term Instruments (Cost $5,972)			5,994

Total Investments in Securities (Cost $201,808)			199,052

		SHARES
INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short-Term Floating NAV Portfolio III		494,730	4,819

Total Short-Term Instruments (Cost $4,819)			4,819

Total Investments in Affiliates (Cost $4,819)			4,819

Total Investments 150.1% (Cost $206,627)			$203,871

Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $3,764)			(256)

Other Assets and Liabilities, net (49.9)%			(67,778)

Net Assets 100.0%			$135,837

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	2.230%	06/17/2026	TBD	(2)	EUR	252	French Republic Government Bonds OAT 3.000% due 06/25/2049	$(279)	$288	$288
MEI	2.210	06/17/2026	TBD	(2)		420	French Republic Government Bonds OAT 3.000% due 06/25/2049	(466)	481	481

Total Repurchase Agreements								$(745)	$769	$769

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
France (4.9)%
Sovereign Issues (4.9)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	800	(799)	(762)

Total France (Cost $(798))						(762)

United States (8.3)%
U.S. Government Agencies (8.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2056		$12,200	$(9,781)	$(9,741)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2041		2,300	(2,100)	(2,096)
Uniform Mortgage-Backed Security, TBA	2.500%	07/01/2056		$600	(500)	(502)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056		600	(540)	(544)
Uniform Mortgage-Backed Security, TBA	6.000	09/01/2056		4,200	(4,255)	(4,276)

Total United States					(17,176)	(17,159)

Total Short Sales (13.2)%					$(17,975)	$(17,921)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$288	$0	$0	$0	$288	$(279)	$9
MEI	481	0	0	0	481	(466)	15
Master Securities Forward Transaction Agreement
BPS	0	0	0	(762)	(762)	0	(762)

Total Borrowings and Other Financing Transactions	$769	$0	$0	$(762)

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(6,961) at a weighted average interest rate of 3.762%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3 Month Euro Euribor Futures	12/2026	151	$42,020	$(43)	$5	$(11)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	102	11,209	77	0	(30)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	58	6,209	3	0	(11)
Euro-BTP Italian Bond Futures	09/2026	99	13,501	118	0	(7)
Long Gilt Futures	09/2026	42	4,970	91	7	(25)
SFE 3 Year Australian Bond Futures	09/2026	7	507	3	0	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	77	8,660	112	0	(30)

				$361	$12	$(114)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	92	$(13,386)	$(141)	$14	$0
Eurex 2 Year Euro SCHATZ Futures	09/2026	81	(9,807)	(8)	4	0
Eurex 30 Year Euro BUXL Futures	09/2026	2	(254)	(5)	1	0
Eurex 5 Year Euro BOBL Futures	09/2026	53	(6,987)	(31)	5	0
French Government Bond Futures	09/2026	88	(12,064)	(46)	21	0
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	4	(342)	(3)	0	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	17	(1,356)	(11)	0	0
SFE 10 Year Australian Bond Futures	09/2026	27	(2,053)	(29)	5	(4)
TSE Japanese 10 Year Bond Futures	09/2026	26	(20,431)	(53)	73	0
Ultra U.S. Treasury Bond Futures	09/2026	17	(1,975)	(65)	13	0

				$(392)	$136	$(4)

Total Futures Contracts				$(31)	$148	$(118)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	0.944%	EUR	200	$(2)	$3	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035		$1,836	$(15)	$(1)	$(16)	$0	$0
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		9,000	8	(74)	(66)	2	0
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031	EUR	5,500	(89)	(54)	(143)	0	(2)

						$(96)	$(129)	$(225)	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$22,805	$497	$3	$500	$0	$(2)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	70,470	1,380	185	1,565	0	(9)

					$1,877	$188	$2,065	$0	$(11)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	7,500	$(27)	$(67)	$(94)	$0	$(2)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		200	2	0	3	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		25,100	(339)	(1)	(340)	0	(24)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		560	(2)	(16)	(18)	0	(1)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		5,300	(158)	(26)	(184)	0	(8)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		5,300	258	(52)	206	14	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		100	0	6	6	1	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		610	30	7	37	3	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028	JPY	4,932,000	53	(50)	3	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		40,000	(8)	(1)	(9)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		1,100,000	(114)	(36)	(150)	0	(3)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		1,490,000	54	46	100	8	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		739,200	(190)	(54)	(244)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		356,000	(162)	(48)	(210)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		20,000	(10)	(3)	(13)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		560,000	(54)	(316)	(370)	0	(13)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		190,000	(74)	(34)	(108)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		660,150	(43)	(333)	(376)	0	(17)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	679	111	790	19	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		349,600	(156)	(475)	(631)	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		14,800	17	7	24	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		240,000	129	102	231	23	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	11,299	2	41	43	1	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		5,500	(12)	(18)	(30)	1	0
Receive	1-Day THB-THOR Compounded-OIS	1.750	Quarterly	09/16/2031	THB	48,300	(2)	(6)	(8)	1	0
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		34,400	(15)	(3)	(18)	0	0
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		12,900	2	5	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		$1,300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	37	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		3,400	23	(22)	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,150	587	(342)	245	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		1,400	(10)	0	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		9,800	54	(94)	(40)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	2	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		2,720	12	(37)	(25)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		6,030	105	11	116	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		700	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		500	0	1	1	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		7,010	31	125	156	15	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.548	Annual	08/31/2030		600	0	(8)	(8)	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.557	Annual	08/31/2030		900	0	(12)	(12)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.574	Annual	08/31/2030		900	0	(12)	(12)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.582	Annual	08/31/2030		1,000	0	(13)	(13)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.583	Annual	08/31/2030		1,100	0	(14)	(14)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.587	Annual	08/31/2030		800	0	(10)	(10)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/31/2030		800	0	(10)	(10)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.637	Annual	08/31/2030		500	0	(5)	(5)	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/31/2030		1,700	0	(17)	(17)	0	(4)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.649	Annual	08/31/2030		1,500	0	(15)	(15)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		2,520	0	(8)	(8)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		11,700	160	(234)	(74)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		7,300	12	120	132	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		5,703	192	(22)	170	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(49)	(413)	(462)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.672	Annual	01/31/2033		400	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.678	Annual	01/31/2033		600	0	9	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	01/31/2033		700	0	10	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.693	Annual	01/31/2033		700	0	9	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.698	Annual	01/31/2033		500	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	01/31/2033		500	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.714	Annual	01/31/2033		600	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/31/2033		1,200	0	13	13	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	01/31/2033		300	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	01/31/2033		1,000	0	10	10	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		100	2	1	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		500	(2)	19	17	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,600	18	23	41	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		4,750	294	(33)	261	21	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2035		$1,500	$82	$2	$84	$7	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,079	3	20	23	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		2,400	(47)	94	47	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		6,080	(46)	157	111	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		200	0	4	4	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		2,000	(4)	6	2	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		5,230	(103)	95	(8)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		7,775	131	27	158	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053		200	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		900	13	16	29	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		812	6	11	17	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,070	136	34	170	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		500	0	22	22	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		200	0	8	8	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		200	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		540	0	7	7	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		260	0	3	3	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		800	0	58	58	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	13	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		200	0	13	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		200	0	11	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		500	0	36	36	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		980	123	34	157	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		246	1	10	11	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(3)	6	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		315	0	13	13	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		200	20	4	24	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,900	126	17	143	20	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		610	16	4	20	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		110	(4)	0	(4)	0	(1)
Pay	1-Year BRL-CDI	12.970	Maturity	01/02/2029	BRL	17,400	0	(82)	(82)	7	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		21,000	0	(69)	(69)	9	0
Receive(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/16/2031	AUD	5,700	58	(39)	19	1	0
Receive(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036		1,900	(12)	(6)	(18)	0	0
Receive	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031	CHF	100	0	0	0	0	0
Pay(6)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		1,550	(30)	26	(4)	0	(4)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	25,170	0	(2)	(2)	0	0
Pay(6)	3-Month NZD-BBR	3.750	Semi-Annual	12/16/2028	NZD	9,800	4	20	24	0	0
Pay(6)	3-Month NZD-BBR	3.750	Semi-Annual	09/16/2029		5,000	(3)	20	17	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	12/16/2031		500	0	3	3	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	12,800	(1)	(23)	(24)	0	(6)
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		3,300	0	(5)	(5)	0	(2)
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031	SEK	50,200	(18)	63	45	0	(2)
Pay(6)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		6,000	1	6	7	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(17)	(20)	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		31,800	(277)	(824)	(1,101)	0	(7)
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		7,900	225	(13)	212	2	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		900	0	(24)	(24)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		300	2	(6)	(4)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		5,900	39	(207)	(168)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		1,000	16	(31)	(15)	0	0
Receive(6)	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2056		50	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	62,200	1	23	24	1	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		18,400	0	6	6	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	5,170	36	(9)	27	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		22,000	(119)	(114)	(233)	0	(11)
Pay(6)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		28,600	19	(93)	(74)	0	(5)
Receive(6)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		29,000	(20)	96	76	8	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		900	0	(22)	(22)	0	(1)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,000	0	(37)	(37)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		4,400	117	(59)	58	4	(2)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		6,230	(175)	63	(112)	0	(8)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		200	(14)	(91)	(105)	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	64	64	0	0
Receive(6)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		6,600	93	(49)	44	0	(2)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		370	7	0	7	1	0
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	22,700	(70)	(9)	(79)	0	(3)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(9)	(9)	1	0
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031	CAD	2,000	0	(11)	(11)	0	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		4,500	26	(13)	13	1	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		700	22	(5)	17	0	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		900	9	15	24	0	0

							$1,672	$(2,831)	$(1,159)	$448	$(252)

Total Swap Agreements							$3,451	$(2,769)	$682	$450	$(265)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$149	$450	$599	$0	$(119)	$(269)	$(388)

(i)

Securities with an aggregate market value of $1,015 and cash of $5,139 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $1 and liability of $(1) for closed futures and unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	667		$477	$15	$0
	07/2026	CNH	266		39	0	0
	07/2026	NZD	1,516		895	34	0
	07/2026	SGD	78		61	1	0
	07/2026		$28	CAD	40	0	0
	07/2026		792	NZD	1,402	4	0
	08/2026	CAD	40		$28	0	0
	08/2026	NZD	1,402		793	0	(4)

BOA	07/2026	BRL	52		10	0	0
	07/2026	NOK	770		78	0	0
	07/2026		$10	BRL	52	0	0
	07/2026		303	CNH	2,050	0	(1)
	07/2026		77	CNY	524	1	0
	07/2026		94	JPY	14,942	0	(2)
	07/2026		55	KRW	83,609	0	(1)
	07/2026		204	NOK	1,894	0	(13)
	07/2026		15	PLN	55	0	0
	08/2026	HKD	1,236		$158	0	0
	08/2026	ILS	662		222	0	0
	08/2026		$39	INR	3,743	0	0
	08/2026	ZAR	4,704		$270	0	(16)
	09/2026	INR	6,844		72	0	0
	09/2026	KZT	2,333		5	0	0
	09/2026	MXN	565		32	0	0
	09/2026	PEN	333		97	0	0
	10/2026	BRL	300		55	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2026	HUF	27,326	EUR	74	$0	(2)

BPS	07/2026	BRL	3,675		$707	0	(5)
	07/2026	CHF	184		234	6	0
	07/2026	CNH	658		97	0	0
	07/2026	CNY	247		36	0	0
	07/2026	IDR	25,412,622		1,418	1	(1)
	07/2026	ILS	751		255	2	0
	07/2026	INR	47,063		490	0	(7)
	07/2026	KRW	102,189		67	1	0
	07/2026	THB	6,298		192	3	0
	07/2026	TWD	371		12	0	0
	07/2026		$721	BRL	3,675	1	(9)
	07/2026		3,121	CNH	21,119	0	(11)
	07/2026		36	CNY	247	0	0
	07/2026		161	CZK	3,352	0	(3)
	07/2026		76	EUR	66	0	0
	07/2026		177	GBP	134	1	0
	07/2026		546	IDR	9,773,568	1	0
	07/2026		1,530	INR	145,301	6	(2)
	07/2026		462	JPY	73,843	0	(8)
	07/2026		339	KRW	520,687	0	(3)
	07/2026		207	TWD	6,532	0	(2)
	07/2026	ZAR	3,009		$183	0	0
	08/2026	CZK	1,128	EUR	46	0	0
	08/2026	IDR	3,054,285		$170	0	0
	08/2026	ILS	85		29	0	0
	08/2026	TWD	298,644		9,491	131	0
	08/2026		$110	BRL	575	0	0
	08/2026		25	DKK	166	0	0
	08/2026		2,372	INR	225,549	4	0
	09/2026	COP	272,369		$75	0	(3)
	09/2026	IDR	3,933,528		217	0	(2)
	09/2026	THB	8,531		261	3	(1)
	09/2026		$1,138	IDR	20,169,560	2	(21)
	09/2026		42	INR	3,991	0	0
	09/2026		40	THB	1,307	0	0
	10/2026	BRL	8,800		$1,629	8	(47)
	12/2026		$159	IDR	2,885,785	1	0
	01/2027		5,990	TWD	188,052	0	(120)

BRC	07/2026	ILS	745		$252	1	0
	07/2026	NZD	2,202		1,302	52	0
	07/2026	TRY	18,579		388	0	(5)
	07/2026		$632	CNH	4,280	0	(2)
	07/2026		378	MYR	1,535	0	(2)
	07/2026		1,777	TRY	85,162	22	0
	07/2026	ZAR	17,212		$1,048	9	(10)
	09/2026	INR	6,676		70	0	0

BSH	07/2026		$1,685	JPY	267,835	0	(37)
	07/2026		1,227	NZD	2,171	6	0
	08/2026	NZD	2,171		$1,228	0	(6)
	09/2026	COP	249,384		68	0	(3)
	09/2026		$5,417	BRL	27,782	0	(114)
	10/2026	BRL	5,600		$1,034	0	(28)

CBK	07/2026		532		105	2	0
	07/2026	IDR	760,348		42	0	0
	07/2026	ILS	837		288	7	0
	07/2026	INR	31,422		333	1	0
	07/2026	NOK	770		83	5	0
	07/2026	PEN	1,020		295	0	(3)
	07/2026		$104	BRL	532	0	(1)
	07/2026		86	CNH	584	0	0
	07/2026		27	CNY	188	0	0
	07/2026		25	DKK	159	0	(1)
	07/2026		181	EUR	155	0	(4)
	07/2026		160	GBP	119	0	(2)
	07/2026		550	HUF	168,007	0	(10)
	07/2026		269	IDR	4,825,737	1	0
	07/2026		70	ILS	203	0	(2)
	07/2026		324	INR	31,422	8	0
	07/2026		40	KRW	59,740	0	(1)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$21	KZT	11,298	$3	$0
	07/2026		291	PEN	991	0	(1)
	07/2026		212	PLN	776	0	(6)
	07/2026		1,631	SEK	15,073	0	(77)
	07/2026		66	TWD	2,074	0	(1)
	08/2026	ILS	959		$331	8	0
	08/2026	INR	191,728		2,046	27	0
	08/2026	TWD	58,777		1,856	14	0
	08/2026		$70	ILS	208	0	0
	08/2026		62	INR	5,843	0	0
	08/2026		10	KZT	5,383	1	0
	08/2026		1	SEK	14	0	0
	09/2026	COP	906,325		$238	0	(23)
	09/2026	IDR	14,932,945		827	0	(2)
	09/2026	INR	2,899		30	0	0
	09/2026	KZT	2,772		5	0	0
	09/2026	PEN	992		290	1	0
	09/2026	THB	7,075		214	0	(1)
	09/2026		$96	CLP	83,065	0	(6)
	09/2026		95	COP	367,411	11	0
	09/2026		237	IDR	4,230,171	0	(2)
	09/2026		98	MXN	1,750	2	0
	09/2026		3	PEN	10	0	0
	12/2026	PEN	3,300		$944	0	(16)
	12/2026		$83	COP	326,408	9	0
	12/2026		558	IDR	10,146,873	1	0
	01/2027	PEN	4,876		$1,438	22	0

DUB	07/2026	CNY	1,332		195	0	(1)
	07/2026	IDR	629,695		35	0	0
	07/2026	INR	33,931		359	1	0
	07/2026	PEN	556		164	2	0
	07/2026	SGD	93		73	1	0
	07/2026		$36	CNH	242	0	0
	07/2026		391	CNY	2,664	1	0
	07/2026		174	CZK	3,623	0	(4)
	07/2026		240	INR	23,129	4	0
	07/2026		104	KZT	55,935	12	0
	07/2026		72	NOK	667	0	(4)
	07/2026		212	PLN	787	0	(3)
	07/2026	ZAR	8,637		$524	6	(8)
	08/2026		$5	KZT	2,626	1	0
	09/2026	IDR	10,223,915		$568	0	0
	09/2026		$155	IDR	2,816,718	1	0
	09/2026		359	INR	34,161	0	(1)
	11/2026	KZT	5,402		$11	0	0
	12/2026		$220	IDR	3,981,564	0	0

FAR	07/2026	CNH	92,473		$13,595	0	(22)
	07/2026	GBP	685		922	13	0
	07/2026	INR	4,568		48	0	0
	07/2026	JPY	1,309,492		8,093	40	0
	07/2026	SEK	9,477		977	0	(1)
	07/2026	SGD	4,906		3,845	53	0
	07/2026		$3,106	CNH	21,010	0	(12)
	07/2026		48	INR	4,568	0	0
	07/2026		337	JPY	53,597	0	(8)
	07/2026		988	PLN	3,635	0	(22)
	07/2026	ZAR	9,843		$596	0	(4)
	08/2026	ILS	330		115	4	0
	08/2026	PEN	289		86	1	0
	08/2026		$13,595	CNH	92,270	21	0
	08/2026		8,093	JPY	1,306,066	0	(40)
	08/2026		977	SEK	9,461	1	0
	09/2026	COP	432,565		$119	0	(5)
	09/2026		$23	INR	2,241	0	0
	09/2026		79	MXN	1,402	0	0

GLM	07/2026	BRL	2,000		$370	0	(18)
	07/2026	HUF	204,818		653	0	(5)
	07/2026	IDR	4,714,245		263	0	0
	07/2026	KRW	106,567		69	0	0
	07/2026		$396	BRL	2,000	0	(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$51	CAD	73	$0	$0
	07/2026		290	CNH	1,958	0	(1)
	07/2026		263	IDR	4,714,245	1	0
	07/2026		69	KRW	106,552	0	0
	07/2026		60	PLN	225	0	(1)
	07/2026		162	RON	731	0	(2)
	08/2026	CAD	73		$51	0	0
	08/2026		$33	INR	3,196	0	0
	09/2026	IDR	4,741,852		$263	0	0
	09/2026	MXN	347		20	0	0
	09/2026	THB	24,600		762	17	0
	09/2026		$704	IDR	12,651,066	2	(4)
	09/2026		135	INR	12,946	1	0
	09/2026		109	MXN	1,896	0	(1)

IND	07/2026		44	DKK	283	0	(1)

JPM	07/2026	AUD	2,889		$2,060	59	0
	07/2026	BRL	2,783		541	2	0
	07/2026	CNY	278		41	0	0
	07/2026	ILS	2,055		688	0	(2)
	07/2026	INR	5,886		62	0	0
	07/2026	KRW	32,931		21	0	0
	07/2026	NOK	1,954		197	0	0
	07/2026	NZD	112		66	3	0
	07/2026		$538	BRL	2,783	2	0
	07/2026		851	CNH	5,779	1	(1)
	07/2026		1,658	HUF	507,172	0	(30)
	07/2026		39	IDR	704,416	0	0
	07/2026		88	ILS	249	0	(4)
	07/2026		62	INR	5,886	0	0
	07/2026		32	KRW	49,529	0	0
	07/2026		791	PLN	2,885	0	(25)
	07/2026		139	THB	4,630	1	0
	07/2026	ZAR	1,490		$92	1	0
	08/2026	CZK	2,977	EUR	122	0	(1)
	08/2026	HKD	4,591		$587	1	0
	08/2026	ILS	1,503		515	10	0
	08/2026		$131	INR	12,458	0	0
	08/2026		197	NOK	1,955	0	0
	09/2026	IDR	708,330		$39	0	0
	09/2026	INR	50,259		527	0	(1)
	09/2026	KZT	48,974		97	0	(3)
	09/2026	MXN	1,290		73	0	0
	09/2026	THB	18,461		567	9	(1)
	09/2026		$65	INR	6,165	0	0
	09/2026		4,100	MXN	71,257	0	(51)
	09/2026		182	THB	5,937	0	(2)
	10/2026		541	BRL	2,844	0	(2)
	11/2026	ZAR	1,379		$79	0	(5)
	12/2026	MXN	259		15	0	0
	12/2026		$216	MXN	3,818	0	(1)

MBC	07/2026	AUD	12		$9	0	0
	07/2026	CHF	1,354		1,713	38	(1)
	07/2026	DKK	574		88	0	0
	07/2026	IDR	64,828		4	0	0
	07/2026	INR	34,065		361	1	0
	07/2026	NOK	630		63	0	0
	07/2026	SEK	6,439		661	0	(3)
	07/2026		$1,537	AUD	2,226	5	(1)
	07/2026		299	EUR	257	0	(5)
	07/2026		4	IDR	64,828	0	0
	07/2026		556	INR	53,609	10	0
	07/2026		1,571	JPY	249,568	0	(36)
	07/2026		949	KRW	1,439,101	0	(19)
	07/2026		171	NOK	1,585	0	(11)
	07/2026		90	SEK	850	0	(3)
	08/2026	AUD	1,655		$1,141	0	(4)
	08/2026	TWD	237,146		7,500	67	0
	08/2026		$88	DKK	573	0	0
	08/2026		46	INR	4,413	0	0
	08/2026		160	JPY	25,900	0	0
	08/2026		63	NOK	630	0	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026		$661	SEK	6,427	$3	$0
	09/2026	THB	4,230		$127	0	(1)
	09/2026		$523	INR	49,856	1	(1)

MYI	07/2026		62	KZT	33,567	8	0
	07/2026		75	SEK	725	0	0
	01/2027		12,795	TWD	400,470	0	(293)

NGF	07/2026	IDR	4,363,602		$244	0	0
	07/2026		$245	IDR	4,363,602	0	(1)
	07/2026		562	INR	54,107	9	0
	07/2026		159	TRY	7,499	1	0
	08/2026		74	SEK	718	0	0
	09/2026	IDR	4,388,074		$245	1	0
	09/2026		$145	IDR	2,582,605	0	(2)

SCX	07/2026	CAD	105		$74	0	0
	07/2026	CNY	1,330		195	0	(1)
	07/2026	INR	26,715		282	0	0
	07/2026	KZT	33,642		70	0	(1)
	07/2026		$49	CNH	331	0	0
	07/2026		194	CNY	1,330	2	0
	07/2026		91	IDR	1,633,856	0	0
	07/2026		740	INR	70,949	9	0
	07/2026		145	NZD	257	1	0
	08/2026	HKD	4,333		$554	1	0
	08/2026		$83	INR	7,938	1	0
	09/2026	IDR	4,911,937		$272	0	(1)
	09/2026	KZT	796		2	0	0
	09/2026	THB	10,744		331	6	0
	09/2026		$382	IDR	6,862,650	1	(2)
	09/2026		282	INR	26,894	0	0
	09/2026		70	KZT	34,472	1	0
	09/2026		18	THB	584	0	0

SOG	07/2026	EUR	836		$976	20	0
	07/2026	PEN	434		128	1	0
	07/2026		$926	AUD	1,343	3	0
	07/2026		1,984	CHF	1,605	3	0
	07/2026		5,231	CNH	35,385	0	(20)
	07/2026		46	DKK	298	0	(1)
	07/2026		351	EUR	308	2	0
	07/2026		4,091	JPY	649,870	0	(94)
	07/2026		3,926	SGD	5,084	4	0
	08/2026	AUD	1,343		$926	0	(3)
	08/2026	CAD	32		23	0	0
	08/2026	CHF	1,599		1,984	0	(3)
	08/2026	EUR	308		351	0	(2)
	08/2026	SGD	5,073		3,926	0	(4)

SSB	07/2026	CAD	75		54	2	0
	07/2026	CHF	67		85	2	0
	07/2026		$25	CAD	35	0	0
	07/2026		572	GBP	432	2	0
	08/2026	CAD	35		$25	0	0
	08/2026	COP	6,664,152		1,747	0	(182)
	08/2026	GBP	432		572	0	(2)

UAG	07/2026		$58	EUR	50	0	(1)
	07/2026		216	PLN	789	0	(6)
	08/2026	ILS	231		$78	0	0
	09/2026	MXN	521		30	0	0
	09/2026	THB	760		23	0	0
	10/2026	HUF	2,063	EUR	6	0	0
	11/2026		66,325		184	0	(1)
	12/2026	COP	2,678,494		$686	0	(67)

Total Forward Foreign Currency Contracts						$916	$(1,729)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	412	$4	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	92	1	0
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	509	4	1

BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	198	1	0

GLM	Put - OTC USD versus JPY	JPY	155.000	08/06/2026	1,022	4	2
	Call - OTC USD versus JPY		165.000	08/06/2026	1,022	2	4

MBC	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	795	7	0
	Put - OTC USD versus KRW		1,400.000	07/10/2026	795	6	0

Total Purchased Options						$29	$7

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC EUR versus HUF	HUF	390.740	10/16/2026	410	$(5)	$(1)
	Call - OTC EUR versus HUF		387.250	10/20/2026	412	(5)	(1)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	411	(2)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	92	0	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	509	(4)	(1)

GLM	Call - OTC USD versus JPY	JPY	162.000	08/06/2026	1,022	(5)	(11)

MBC	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	795	(3)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	795	(2)	0

UAG	Call - OTC EUR versus HUF	HUF	389.720	10/21/2026	30	0	0
	Call - OTC EUR versus HUF		375.000	11/10/2026	800	(13)	(7)

Total Written Options						$(39)	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.156%	$200	$(7)	$2	$0	$(5)

	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.200	500	(18)	1	0	(17)

							$(25)	$3	$0	$(22)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦%	$29	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	500	$103	$4	$107	$0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	23	(2)	21	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		500	109	(3)	106	0

							$235	$(1)	$234	$0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day JPY-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$	301	JPY	47,500	$1	$2	$3	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027		8,637		1,295,600	110	8	118	0

FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032		481		76,000	(1)	3	2	0

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045		1,347	GBP	1,013	(5)	3	0	(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027		7,142	JPY	1,107,000	5	3	8	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031		2,721		400,000	3	16	19	0

									$113	$35	$150	$(2)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Receive	SIBCSORA Index	N/A	1.295	Semi-Annual	08/26/2026	SGD	10	$0	$0	$0	$0

Total Swap Agreements									$323	$37	$384	$(24)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$54	$0	$0	$54	$(4)	$0	$0	$(4)	$50	$0	$50
BOA	1	1	0	2	(37)	(3)	0	(40)	(38)	0	(38)
BPS	171	0	107	278	(245)	0	0	(245)	33	0	33
BRC	84	0	0	84	(19)	0	0	(19)	65	0	65
BSH	6	0	0	6	(188)	0	0	(188)	(182)	0	(182)
CBK	123	0	142	265	(159)	0	0	(159)	106	0	106
DUB	29	0	0	29	(21)	0	0	(21)	8	0	8
FAR	133	0	2	135	(114)	0	0	(114)	21	0	21
GLM	21	6	27	54	(40)	(11)	(2)	(53)	1	0	1
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
JPM	$89	$0	$106	$195	$(129)	$0	$0	$(129)	$66	$0	$66
MBC	125	0	0	125	(85)	0	0	(85)	40	0	40
MYC	0	0	0	0	0	0	(22)	(22)	(22)	0	(22)
MYI	8	0	0	8	(293)	0	0	(293)	(285)	284	(1)
NGF	11	0	0	11	(3)	0	0	(3)	8	0	8
SCX	22	0	0	22	(5)	0	0	(5)	17	0	17
SOG	33	0	0	33	(127)	0	0	(127)	(94)	0	(94)
SSB	6	0	0	6	(184)	0	0	(184)	(178)	0	(178)
UAG	0	0	0	0	(75)	(7)	0	(82)	(82)	0	(82)

Total Over the Counter	$916	$7	$384	$1,307	$(1,729)	$(21)	$(24)	$(1,774)

(k)

Securities with an aggregate market value of $284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$149	$149
Swap Agreements	0	2	0	0	448	450

	$0	$2	$0	$0	$597	$599

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$916	$0	$916
Purchased Options	0	0	0	7	0	7
Swap Agreements	0	234	0	150	0	384

	$0	$234	$0	$1,073	$0	$1,307

	$0	$236	$0	$1,073	$597	$1,906

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$119	$119
Swap Agreements	0	4	0	0	265	269

	$0	$4	$0	$0	$384	$388

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,729	$0	$1,729
Written Options	0	0	0	21	0	21
Swap Agreements	0	22	0	2	0	24

	$0	$22	$0	$1,752	$0	$1,774

	$0	$26	$0	$1,752	$384	$2,162

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	236	236
Swap Agreements	0	148	0	0	370	518

	$0	$148	$0	$0	$625	$773

Over the counter
Purchased Options	$0	$0	$0	$(1)	$0	$(1)
Written Options	0	0	0	17	10	27
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$16	$10	$48

	$0	$170	$0	$16	$635	$821

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	(301)	0	0	0	(176)	(477)
Swap Agreements	0	(170)	0	0	(1,516)	(1,686)

	$(301)	$(170)	$0	$0	$(1,693)	$(2,164)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,017)	$0	$(1,017)
Purchased Options	0	0	0	(10)	0	(10)
Written Options	0	0	0	10	(6)	4
Swap Agreements	0	(3)	0	37	0	34

	$0	$(3)	$0	$(980)	$(6)	$(989)

	$(301)	$(173)	$0	$(980)	$(1,699)	$(3,153)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$75	$0	$75
Australia
Non-Agency Mortgage-Backed Securities	0	0	1,449	1,449
Sovereign Issues	0	3,496	0	3,496
Brazil
Sovereign Issues	0	2,754	0	2,754
Bulgaria
Sovereign Issues	0	220	0	220

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Canada
Corporate Bonds & Notes	$0	$1,591	$0	$1,591
Sovereign Issues	0	1,141	0	1,141
Cayman Islands
Asset-Backed Securities	0	1,682	0	1,682
Corporate Bonds & Notes	0	321	0	321
Sovereign Issues	0	203	0	203
Chile
Sovereign Issues	0	202	0	202
Colombia
Sovereign Issues	0	3,363	0	3,363

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Costa Rica
Sovereign Issues	$0	$302	$0	$302
Denmark
Corporate Bonds & Notes	0	99	0	99
Egypt
Sovereign Issues	0	256	0	256
France
Corporate Bonds & Notes	0	310	0	310
Sovereign Issues	0	8,247	0	8,247
Germany
Corporate Bonds & Notes	0	1,321	0	1,321
Ireland
Asset-Backed Securities	0	4,618	0	4,618
Israel
Sovereign Issues	0	1,307	0	1,307
Japan
Corporate Bonds & Notes	0	502	0	502
Sovereign Issues	0	6,237	0	6,237
Jersey, Channel Islands
Asset-Backed Securities	0	1,235	0	1,235
Kuwait
Sovereign Issues	0	892	0	892
Luxembourg
Sovereign Issues	0	804	0	804
Malaysia
Sovereign Issues	0	166	0	166
Netherlands
Corporate Bonds & Notes	0	305	0	305
Norway
Sovereign Issues	0	205	0	205
Peru
Sovereign Issues	0	3,106	0	3,106
Poland
Sovereign Issues	0	405	0	405
Qatar
Corporate Bonds & Notes	0	774	0	774
Romania
Sovereign Issues	0	798	0	798
Saudi Arabia
Sovereign Issues	0	2,344	0	2,344
Serbia
Sovereign Issues	0	199	0	199
South Africa
Sovereign Issues	0	3,775	0	3,775
Spain
Sovereign Issues	0	5,580	0	5,580
Supranational
Corporate Bonds & Notes	0	318	0	318
Sovereign Issues	0	902	0	902
Thailand
Sovereign Issues	0	578	0	578
United Arab Emirates
Corporate Bonds & Notes	0	398	0	398
Sovereign Issues	0	792	0	792

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
United Kingdom
Corporate Bonds & Notes	$0	$1,848	$0	$1,848
Non-Agency Mortgage- Backed Securities	0	2,304	0	2,304
Sovereign Issues	0	5,722	0	5,722
United States
Asset-Backed Securities	0	3,651	0	3,651
Corporate Bonds & Notes	0	8,124	0	8,124
Municipal Bonds & Notes	0	179	0	179
Non-Agency Mortgage- Backed Securities	0	10,434	0	10,434
Sovereign Issues	0	14	0	14
U.S. Government Agencies	0	83,164	0	83,164
U.S. Treasury Obligations	0	14,346	0	14,346
Short-Term Instruments
Commercial Paper	0	3,483	0	3,483
Repurchase Agreements	0	769	0	769
Egypt Treasury Bills	0	26	0	26
Hungary Treasury Bills	0	658	0	658
Nigeria Treasury Bills	0	416	0	416
South Africa Treasury Bills	0	642	0	642

	$0	$197,603	$1,449	$199,052

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,819	$0	$0	$4,819

Total Investments	$4,819	$197,603	$1,449	$203,871

Short Sales, at Value - Liabilities
Sovereign Issues	0	(762)	0	(762)
U.S. Government Agencies	0	(17,159)	0	(17,159)

	$0	$(17,921)	$0	$(17,921)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	135	463	0	598
Over the counter	0	1,307	0	1,307

	$135	$1,770	$0	$1,905

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47)	(336)	0	(383)
Over the counter	0	(1,774)	0	(1,774)

	$(47)	$(2,110)	$0	$(2,157)

Total Financial Derivative Instruments	$88	$(340)	$0	$(252)

Totals	$4,907	$179,342	$1,449	$185,698

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$1,401	$0	$0	$0	$0	$48	$0	$0	$1,449	$48

	$1,401	$0	$0	$0	$0	$48	$0	$0	$1,449	$48

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)

Financial Derivative Instruments - Assets
Over the counter	$2	$0	$(1)	$0	$0	$(1)	$0	$0	$0	$0

Totals	$1,403	$0	$(1)	$0	$0	$47	$0	$0	$1,449	$48

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$1,449	Discounted Cash Flow	Discount Rate	5.814-	—

Total	$1,449

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

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(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid

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Notes to Financial Statements	(Cont.)

in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and

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financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

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Notes to Financial Statements	(Cont.)

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series

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of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,459	$42,561	$(39,200)	$(1)	$0	$4,819	$60	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the

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Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

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Notes to Financial Statements	(Cont.)

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer

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through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked

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Notes to Financial Statements	(Cont.)

to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure

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value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

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Notes to Financial Statements	(Cont.)

Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge the portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference

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asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the

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Notes to Financial Statements	(Cont.)

Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the

44	PIMCO VARIABLE INSURANCE TRUST

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capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or

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Notes to Financial Statements	(Cont.)

lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the

46	PIMCO VARIABLE INSURANCE TRUST

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outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental

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Notes to Financial Statements	(Cont.)

fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)  The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $1,394.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by

48	PIMCO VARIABLE INSURANCE TRUST

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the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$741,980	$738,282	$20,451	$14,629

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	129	$1,249	394	$3,801

Administrative Class	1,164	11,352	2,099	20,361

Advisor Class	369	3,608	572	5,568
Issued as reinvestment of distributions

Institutional Class	30	289	54	530

Administrative Class	223	2,169	433	4,211

Advisor Class	71	689	125	1,221
Cost of shares redeemed

Institutional Class	(132)	(1,294)	(241)	(2,337)

Administrative Class	(1,351)	(13,184)	(3,141)	(30,235)

Advisor Class	(215)	(2,098)	(409)	(3,964)

Net increase (decrease) resulting from Portfolio share transactions	288	$2,780	(114)	$(844)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 44% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

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Notes to Financial Statements	(Cont.)	June 30, 2026	(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$ 0	$ 4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$192,416	$7,049	$(13,331)	$(6,282)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolio’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective October 01, 2026, the Supervisory and Administrative Fee for all share classes of the PIMCO Global Bond Opportunities Portfolio (Unhedged) is decreased by 0.05% to 0.45%, causing the Portfolio’s Total Annual Portfolio Operating Expenses to decrease.

There were no other subsequent events identified that require recognition or disclosure.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone

BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

CAD	Canadian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar

COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter	SFE	Sydney Futures Exchange

EUREX	Eurex Exchange

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

CPI	Consumer Price Index

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	NIBOR	Norwegian Interbank Offered Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	THB-THOR	Thai Overnight Repurchase Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0380	$0.0000	$0.0000	$0.0380

February 2026	$0.0384	$0.0000	$0.0000	$0.0384

March 2026	$0.0399	$0.0000	$0.0000	$0.0399

April 2026	$0.0382	$0.0000	$0.0000	$0.0382

May 2026	$0.0392	$0.0000	$0.0000	$0.0392

June 2026	$0.0392	$0.0000	$0.0000	$0.0392

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0368	$0.0000	$0.0000	$0.0368

February 2026	$0.0372	$0.0000	$0.0000	$0.0372

March 2026	$0.0387	$0.0000	$0.0000	$0.0387

April 2026	$0.0370	$0.0000	$0.0000	$0.0370

May 2026	$0.0380	$0.0000	$0.0000	$0.0380

June 2026	$0.0380	$0.0000	$0.0000	$0.0380

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0359	$0.0000	$0.0000	$0.0359

February 2026	$0.0364	$0.0000	$0.0000	$0.0364

March 2026	$0.0379	$0.0000	$0.0000	$0.0379

April 2026	$0.0363	$0.0000	$0.0000	$0.0363

May 2026	$0.0372	$0.0000	$0.0000	$0.0372

June 2026	$0.0373	$0.0000	$0.0000	$0.0373

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

52	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLUNHFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Global Core Bond (Hedged) Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade

2	PIMCO VARIABLE INSURANCE TRUST

tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Core Bond (Hedged) Portfolio	05/02/11	—	05/02/11	—	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees)

may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Global Core Bond (Hedged) Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning Year or of Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Administrative Class

01/01/2026 - 06/30/2026+	$8.99	$0.18	$(0.15)	$0.03	$(0.18)	$0.00	$0.00	$(0.18)

12/31/2025	8.77	0.32	0.26	0.58	(0.31)	0.00	(0.05)	(0.36)

12/31/2024	8.79	0.29	0.02	0.31	(0.33)	0.00	0.00	(0.33)

12/31/2023	8.33	0.19	0.46	0.65	(0.11)	0.00	(0.08)	(0.19)

12/31/2022	9.65	0.15	(1.27)	(1.12)	(0.14)	(0.06)	0.00	(0.20)

12/31/2021	10.08	0.16	(0.30)	(0.14)	(0.22)	(0.07)	0.00	(0.29)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.84	0.37%	$75,592	1.16	%*	1.16	%*	0.72	%*	0.72	%*	4.05	%*	315%

8.99	6.72	78,205	1.13		1.13		0.71		0.71		3.66		646

8.77	3.56	84,734	1.04		1.04		0.71		0.71		3.30		584

8.79	7.97	93,851	0.87		0.87		0.71		0.71		2.29		791

8.33	(11.63)	98,735	0.77		0.77		0.71		0.71		1.66		449

9.65	(1.41)	129,638	0.73		0.73		0.71		0.71		1.65		364

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Global Core Bond (Hedged) Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$111,267
Investments in Affiliates	2,078
Financial Derivative Instruments
Exchange-traded or centrally cleared	251
Over the counter	1,057
Cash	219
Deposits with counterparty	2,197
Foreign currency, at value	933
Receivable for investments sold	9,938
Receivable for TBA investments sold	36,824
Receivable for Portfolio shares sold	11
Interest and/or dividends receivable	830
Dividends receivable from Affiliates	1
Reimbursement receivable from PIMCO	1
Total Assets	165,607

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$7,766
Payable for short sales	9,096
Financial Derivative Instruments
Exchange-traded or centrally cleared	163
Over the counter	524
Payable for investments purchased	10,918
Payable for investments in Affiliates purchased	1
Payable for TBA investments purchased	61,227
Deposits from counterparty	270
Accrued investment advisory fees	15
Accrued supervisory and administrative fees	19
Accrued servicing fees	9
Accrued taxes payable	3
Foreign capital gains tax payable	4
Total Liabilities	90,015

Commitments and Contingent Liabilities^

Net Assets	$75,592

Net Assets Consist of:

Paid in capital	$86,131
Distributable earnings (accumulated loss)	(10,539)

Net Assets	$75,592

Net Assets:

Administrative Class	$75,592

Shares Issued and Outstanding:

Administrative Class	8,548

Net Asset Value Per Share Outstanding(a):

Administrative Class	$8.84

Cost of investments in securities	$114,939
Cost of investments in Affiliates	$2,078
Cost of foreign currency held	$938
Proceeds received on short sales	$9,143
Cost or premiums of financial derivative instruments, net	$340

* Includes repurchase agreements of:	$480

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Core Bond (Hedged) Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$1,873
Dividends	45
Dividends from Investments in Affiliates	12
Total Income	1,930

Expenses:

Investment advisory fees	93
Supervisory and administrative fees	115
Distribution and/or servicing fees - Administrative Class	56
Trustee fees	2
Interest expense	164
Miscellaneous expense	1
Total Expenses	431
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	430

Net Investment Income (Loss)	1,500

Net Realized Gain (Loss):

Investments in securities	121
Exchange-traded or centrally cleared financial derivative instruments	7
Over the counter financial derivative instruments	(419)
Foreign currency	88

Net Realized Gain (Loss)	(203)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	(1,385)
Exchange-traded or centrally cleared financial derivative instruments	(452)
Over the counter financial derivative instruments	919
Foreign currency assets and liabilities	(130)

Net Change in Unrealized Appreciation (Depreciation)	(1,048)

Net Increase (Decrease) in Net Assets Resulting from Operations	$249

* Foreign tax withholdings	$1
** Foreign capital gains tax	$(2)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Global Core Bond (Hedged) Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,500	$2,942
Net realized gain (loss)	(203)	(1,620)
Net change in unrealized appreciation (depreciation)	(1,048)	3,936

Net Increase (Decrease) in Net Assets Resulting from Operations	249	5,258

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(1,539)	(2,829)
Tax basis return of capital
Administrative Class	0	(426)

Total Distributions(a)	(1,539)	(3,255)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(1,323)	(8,532)

Total Increase (Decrease) in Net Assets	(2,613)	(6,529)

Net Assets:

Beginning of period	78,205	84,734
End of period	$75,592	$78,205

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.2%

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$35	$22
4.125% due 07/09/2035 þ		24	18

Total Argentina (Cost $30)			40

AUSTRALIA 5.1%

CORPORATE BONDS & NOTES 1.1%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$800	816

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	1,200	828

SOVEREIGN ISSUES 2.9%

Australia Government Bonds
1.750% due 06/21/2051		50	18
2.500% due 05/21/2030		100	65

New South Wales Treasury Corp.
1.750% due 03/20/2034		735	401
2.000% due 03/08/2033		200	115
3.500% due 11/20/2037		200	116
4.750% due 09/20/2035		500	334
4.750% due 02/20/2037		100	66

Queensland Treasury Corp.
1.750% due 07/20/2034		100	54
5.250% due 07/21/2036		300	206

Treasury Corp. of Victoria
2.000% due 09/17/2035		200	105
2.250% due 09/15/2033		1,000	575
4.250% due 12/20/2032		200	133

			2,188

Total Australia (Cost $3,661)			3,832

BRAZIL 2.7%

SOVEREIGN ISSUES 2.7%

Brazil Government International Bonds
4.000% due 04/23/2030	EUR	200	230

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL	9,800	1,836

Total Brazil (Cost $2,102)			2,066

BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	100	111
4.125% due 07/18/2045		100	110

Total Bulgaria (Cost $227)			221

CANADA 4.4%

CORPORATE BONDS & NOTES 1.7%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$62	59

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	200	209

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$600	610

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	113

Royal Bank of Canada
4.498% due 08/06/2029 •		$200	199
4.969% due 08/02/2030 •		100	101

			1,291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.7%

Canada Government Bonds
3.000% due 06/01/2034	CAD	1,300	$902

Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)		145	100

Export Development Canada
7.130% due 03/11/2029	INR	13,500	142

Province of Ontario
3.650% due 06/02/2033	CAD	200	143

Province of Quebec
3.600% due 09/01/2033		1,000	710
4.450% due 09/01/2034		100	75

			2,072

Total Canada (Cost $3,405)			3,363

CAYMAN ISLANDS 2.0%

ASSET-BACKED SECURITIES 1.4%

37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •		$450	451

Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		73	73

TCW CLO AMR Ltd.
4.948% due 08/16/2034 •		500	501

			1,025

CORPORATE BONDS & NOTES 0.3%

Sands China Ltd.
5.400% due 08/08/2028		200	202

SOVEREIGN ISSUES 0.3%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	202

Total Cayman Islands (Cost $1,423)			1,429

CHINA 4.5%

SOVEREIGN ISSUES 4.5%

China Development Bank
2.630% due 01/08/2034	CNY	9,190	1,443
2.820% due 05/22/2033		7,810	1,238

China Government Bonds
2.190% due 09/25/2054		4,800	698

Total China (Cost $3,238)			3,379

COLOMBIA 1.4%

SOVEREIGN ISSUES 1.4%

Colombia TES
11.000% due 08/22/2029	COP	906,800	258
11.750% due 01/24/2035		862,700	248
12.750% due 11/28/2040		914,300	279
13.250% due 02/09/2033		791,500	244

Total Colombia (Cost $873)			1,029

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	20	2

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		789	100
1.500% due 10/01/2052		1	0

Total Denmark (Cost $120)			102

EGYPT 0.1%

SOVEREIGN ISSUES 0.1%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	4,400	85

Total Egypt (Cost $94)			85

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 5.1%

CORPORATE BONDS & NOTES 0.7%

BPCE SA
5.876% due 01/14/2031 •		$300	$308

Credit Agricole SA
5.862% due 01/09/2036 •		250	258

			566

SOVEREIGN ISSUES 4.4%

French Republic Government Bonds OAT
2.750% due 02/25/2029	EUR	1,100	1,257
2.750% due 02/25/2030		1,800	2,050

			3,307

Total France (Cost $3,739)			3,873

INDONESIA 0.1%

SOVEREIGN ISSUES 0.1%

Indonesia Government International Bonds
4.125% due 01/15/2037	EUR	100	110

Total Indonesia (Cost $102)			110

IRELAND 2.1%

ASSET-BACKED SECURITIES 2.1%

Arbour CLO DAC
3.613% due 05/15/2038 •	EUR	450	515

Arbour CLO VI DAC
3.433% due 11/15/2037 •		300	343

Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •		300	343

St. Pauls CLO
3.090% due 01/17/2032 •		325	372

Total Ireland (Cost $1,514)			1,573

ISRAEL 1.2%

SOVEREIGN ISSUES 1.2%

Israel Government International Bonds
5.375% due 03/12/2029		$200	202
5.375% due 02/19/2030		400	406
5.500% due 03/12/2034		200	203

State of Israel
3.800% due 05/13/2060		200	135

Total Israel (Cost $1,002)			946

ITALY 2.5%

CORPORATE BONDS & NOTES 0.4%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	114

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	225

			339

SOVEREIGN ISSUES 2.1%

Italy Buoni Poliennali Del Tesoro
3.400% due 04/01/2028	EUR	1,000	1,157

Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	300	408

			1,565

Total Italy (Cost $2,011)			1,904

JAPAN 5.3%

CORPORATE BONDS & NOTES 1.7%

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$200	197

NTT Finance Corp.
5.012% due 11/01/2031 (b)		200	200

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Financial Group, Inc.
5.454% due 01/15/2032		$400	$410
5.520% due 01/13/2028		300	304

Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030		200	198

			1,309

SOVEREIGN ISSUES 3.6%

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	135,723	838

Japan Government Five Year Bonds
0.400% due 06/20/2029		10,000	60

Japan Government Forty Year Bonds
2.200% due 03/20/2064		27,000	112

Japan Government Thirty Year Bonds
0.500% due 03/20/2049		66,400	206
0.700% due 12/20/2048		85,000	282
0.700% due 12/20/2050		13,000	40
0.700% due 03/20/2051		13,000	40
0.700% due 06/20/2051		11,000	33
2.200% due 06/20/2054		1,750	8
3.400% due 12/20/2055		30,000	168

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		100,000	423
2.000% due 12/20/2044		60,000	293
2.400% due 03/20/2045		45,000	233

			2,736

Total Japan (Cost $5,747)			4,045

JERSEY, CHANNEL ISLANDS 0.7%

ASSET-BACKED SECURITIES 0.7%

Trysail CLO Ltd.
4.914% due 10/20/2033 •		$500	501

Total Jersey, Channel Islands (Cost $500)			501

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
4.016% due 10/09/2028		$200	197
4.804% due 04/20/2033		200	200

Total Kuwait (Cost $400)			397

		SHARES
LUXEMBOURG 1.4%

COMMON STOCKS 0.3%

Drillco Holdings Luxembourg SA «(g)		6,410	147

Foresea Holdings SA «		2,675	61

			208

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.6%

FORESEA Holding SA
7.500% due 06/15/2030		$113	112

Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042		300	317

			429

SOVEREIGN ISSUES 0.5%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		400	402

Total Luxembourg (Cost $905)			1,039

MALAYSIA 1.7%

CORPORATE BONDS & NOTES 0.6%

Petronas Capital Ltd.
2.480% due 01/28/2032		$500	447

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.1%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	400	$95
3.519% due 04/20/2028		2,831	698
4.762% due 04/07/2037		200	54

			847

Total Malaysia (Cost $1,242)			1,294

MEXICO 0.2%

SOVEREIGN ISSUES 0.2%

Mexico Government International Bonds
4.490% due 05/25/2032	EUR	100	116

Total Mexico (Cost $109)			116

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	100	51

Total New Zealand (Cost $68)			51

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	100	68

Total Norway (Cost $73)			68

PERU 2.5%

SOVEREIGN ISSUES 2.5%

Peru Government Bonds
6.850% due 08/12/2035	PEN	1,800	554
7.300% due 08/12/2033		3,700	1,213

Peru Government International Bonds
5.375% due 02/08/2035		$100	101
6.150% due 08/12/2032	PEN	100	32

Total Peru (Cost $1,764)			1,900

POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$100	101
5.125% due 09/18/2034		200	201

Total Poland (Cost $299)			302

QATAR 0.8%

CORPORATE BONDS & NOTES 0.4%

QatarEnergy
4.625% due 06/23/2029		$300	298

SOVEREIGN ISSUES 0.4%

Qatar Government International Bonds
4.800% due 04/08/2033		300	302

Total Qatar (Cost $592)			600

ROMANIA 0.6%

SOVEREIGN ISSUES 0.6%

Romania Government International Bonds
1.375% due 12/02/2029	EUR	90	94
2.125% due 03/07/2028		100	112
5.000% due 09/27/2026		220	253

Total Romania (Cost $458)			459

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SAUDI ARABIA 1.5%

SOVEREIGN ISSUES 1.5%

Saudi Government International Bonds
3.250% due 10/22/2030		$200	$188
3.375% due 03/05/2032	EUR	200	226
4.750% due 01/18/2028		$200	200
4.750% due 01/16/2030		200	200
5.375% due 01/13/2031		300	306

Total Saudi Arabia (Cost $1,099)			1,120

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia International Bonds
1.000% due 09/23/2028	EUR	100	108

Total Serbia (Cost $117)			108

SOUTH AFRICA 2.3%

SOVEREIGN ISSUES 2.3%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	800	42
8.000% due 01/31/2030		4,300	265
8.500% due 01/31/2037		800	49
8.750% due 02/28/2048		1,100	66
8.875% due 02/28/2035		19,400	1,227
9.000% due 01/31/2040		800	49
10.500% due 12/21/2026		1,000	62

Total South Africa (Cost $1,565)			1,760

SOUTH KOREA 1.3%

SOVEREIGN ISSUES 1.3%

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	111,630	65
2.375% due 12/10/2028		326,550	205
2.625% due 06/10/2028		1,130,790	717

Total South Korea (Cost $1,185)			987

SPAIN 3.1%

SOVEREIGN ISSUES 3.1%

Spain Government Bonds
1.450% due 04/30/2029	EUR	72	80
2.400% due 05/31/2028		450	512
3.150% due 04/30/2035		270	307
3.200% due 10/31/2035		100	114
3.400% due 10/31/2036		100	115
3.450% due 10/31/2034		740	863
3.500% due 05/31/2029		300	351

Total Spain (Cost $2,316)			2,342

SUPRANATIONAL 0.7%

SOVEREIGN ISSUES 0.7%

European Union
3.750% due 10/12/2045	EUR	500	564

Total Supranational (Cost $583)			564

SWITZERLAND 0.9%

CORPORATE BONDS & NOTES 0.9%

UBS Group AG
4.194% due 04/01/2031 •		$250	244
4.282% due 01/09/2028		250	249
5.699% due 02/08/2035 •		200	205

Total Switzerland (Cost $715)			698

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
THAILAND 0.6%

SOVEREIGN ISSUES 0.6%

Thailand Government Bonds
2.700% due 06/17/2040	THB	14,853	$459

Total Thailand (Cost $470)			459

UNITED ARAB EMIRATES 1.0%

CORPORATE BONDS & NOTES 0.7%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$300	293
5.375% due 05/08/2029		200	204

			497

SOVEREIGN ISSUES 0.3%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		200	199

Total United Arab Emirates (Cost $697)			696

UNITED KINGDOM 7.7%

CORPORATE BONDS & NOTES 3.2%

Barclays PLC
4.972% due 05/16/2029 •		$400	402

HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	400	487

Nationwide Building Society
2.972% due 02/16/2028 •		$300	297

NatWest Group PLC
5.516% due 09/30/2028 •		300	304
5.778% due 03/01/2035 •		300	311

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		200	205

Standard Chartered PLC
2.608% due 01/12/2028 •		200	198

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	200	201

			2,405

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Alba PLC
4.056% due 11/25/2042 •	GBP	22	29

Eurosail-U.K. PLC
4.816% (BP0003M + 0.950%) due 06/13/2045 ~		58	77

Harvest Funding PLC
4.643% due 11/15/2069 •		100	133

RMAC Securities No. 1 PLC
4.036% due 06/12/2044 •		103	134

			373

SOVEREIGN ISSUES 4.0%

U.K. Gilts
0.625% due 10/22/2050		400	188
1.250% due 07/31/2051		500	282
1.500% due 07/31/2053		100	58
1.750% due 01/22/2049		100	69
4.375% due 03/07/2030		1,800	2,398

			2,995

Total United Kingdom (Cost $6,474)			5,773

UNITED STATES 80.2%

ASSET-BACKED SECURITIES 3.2%

Argent Securities Trust
4.063% due 07/25/2036 •		$304	81
4.083% due 05/25/2036 •		530	125

Avis Budget Rental Car Funding AESOP LLC
1.660% due 02/20/2028		300	297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

C-BASS Mortgage Loan Trust
3.253% due 03/25/2037 þ		$197	$70

Countrywide Asset-Backed Certificates Trust
4.043% due 07/25/2037 •		29	27
4.357% due 07/25/2036 ~		2	1
5.638% due 07/25/2035 •		507	502

Home Equity Mortgage Loan Asset-Backed Trust
4.003% due 04/25/2037 •		175	119

MASTR Asset-Backed Securities Trust
4.183% due 05/25/2037 •		64	62

Morgan Stanley ABS Capital I, Inc. Trust
3.993% due 10/25/2036 •		409	212

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~		7	7

New Century Home Equity Loan Trust
3.306% due 06/20/2031 ~		208	187

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.393% due 02/25/2036 •		213	194

Option One Mortgage Loan Trust
3.903% due 03/25/2037 •		32	29

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		363	106

SMB Private Education Loan Trust
1.290% due 07/15/2053		33	31
4.840% due 07/15/2053 •		16	16
5.043% due 02/16/2055 •		130	130

Structured Asset Investment Loan Trust
5.488% due 10/25/2034 •		232	231

Terwin Mortgage Trust
4.703% due 11/25/2033 •		3	3

			2,430

CORPORATE BONDS & NOTES 7.5%

Athene Global Funding
4.847% (SOFRINDX + 1.210%) due 03/25/2027 ~		200	201

Bank of America Corp.
5.162% due 01/24/2031 •		300	304
5.288% due 04/25/2034 •		100	101

Beignet Investor LLC
6.581% due 05/30/2049		740	755

Boeing Co.
6.388% due 05/01/2031		100	106
Credit Suisse AG AT1 Claim		300	106

GA Global Funding Trust
2.250% due 01/06/2027		150	148
5.400% due 01/13/2030		200	201

Goldman Sachs Group, Inc.
4.692% due 10/23/2030 •		100	100
5.330% due 07/23/2035 •		200	201
5.536% due 01/28/2036 •		500	508
5.851% due 04/25/2035 •		200	207

JPMorgan Chase & Co.
2.580% due 04/22/2032 •		100	90
5.502% due 01/24/2036 •		200	204

Morgan Stanley
2.749% (EUR003M + 0.600%) due 05/04/2029 ~	EUR	200	229
3.955% due 03/21/2035 •		100	116
4.654% due 10/18/2030 •		$300	298
5.587% due 01/18/2036 •		200	204

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		300	297

Pacific Gas & Electric Co.
4.200% due 03/01/2029		100	99

PacifiCorp
5.300% due 02/15/2031		100	102

Philip Morris International, Inc.
5.125% due 02/13/2031		100	102

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		400	399

Southern California Edison Co.
4.800% due 03/15/2033		100	98

Wells Fargo & Co.
4.808% due 07/25/2028 •		200	201
5.211% due 12/03/2035 •		300	300

			5,677

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	$135	$120

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.169% due 04/01/2041	100	101

		221

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	310	311

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	200	186

Banc of America Funding Trust
4.174% due 04/20/2047 •	40	35
6.000% due 07/25/2037	46	40

BCAP LLC Trust
4.183% due 05/25/2047 •	53	52

BWAY Mortgage Trust
4.990% due 09/15/2036 •	400	397

Chase Mortgage Finance Trust
4.763% due 07/25/2037 ~	4	3
4.847% due 03/25/2037 ~	21	20

CHL Mortgage Pass-Through Trust
6.250% due 09/25/2036	34	11

Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	430	356
4.303% due 04/25/2037 ~	19	17
4.669% due 08/25/2035 ~	243	227

CSMC Trust
2.500% due 07/25/2056 ~	65	54
5.590% due 10/15/2037 •	200	198

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.913% due 02/25/2047 •	129	72

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 þ	33	30

GCAT Trust
3.000% due 04/25/2052 ~	306	264
4.250% due 05/25/2067 ~	397	374

GreenPoint MTA Trust
4.223% due 06/25/2045 •	29	23

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	71	58
3.000% due 09/25/2052 ~	468	403

JP Morgan Alternative Loan Trust
4.638% due 12/25/2036 ~	2	2

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	215	177
3.000% due 01/25/2052 ~	482	416
3.000% due 03/25/2052 ~	451	388
3.000% due 04/25/2052 ~	455	393
3.000% due 05/25/2052 ~	672	580

Merrill Lynch Mortgage Investors Trust
4.244% due 03/25/2036 ~	80	35

Morgan Stanley Mortgage Loan Trust
3.672% due 05/25/2036 ~	55	28
4.827% due 09/25/2035 ~	40	9

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	71	69
2.750% due 11/25/2059 ~	52	50

NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •	300	300

OBX Trust
3.000% due 01/25/2052 ~	217	187

PHH Alternative Mortgage Trust
6.000% due 05/25/2037	16	15

PMT Loan Trust
2.500% due 07/25/2051 ~	214	177

RALI Trust
6.000% due 06/25/2036	39	32

RFMSI Trust
6.000% due 06/25/2037	15	12

Structured Asset Securities Corp.
4.043% due 01/25/2036 •	29	24

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	$55	$53
2.900% due 10/25/2059 ~	237	227
4.547% due 10/27/2064 ~	361	360

WaMu Mortgage Pass-Through Certificates Trust
4.054% due 09/25/2036 ~	13	11

		6,676

U.S. GOVERNMENT AGENCIES 47.8%

Federal Home Loan Mortgage Corp.
3.500% due 10/01/2039	16	15
6.000% due 12/01/2053	251	257
6.076% due 09/01/2037 •	65	68

Federal Home Loan Mortgage Corp. REMICS
1.955% due 01/15/2038 ~(a)	31	1
4.114% due 01/15/2038 •	31	31
4.568% due 11/25/2054 •	322	324
4.578% due 03/25/2055 •	342	345
5.028% due 03/25/2055 •	262	265

Federal National Mortgage Association
3.500% due 10/01/2034 - 01/01/2059	125	114
4.000% due 06/01/2050	43	41

Federal National Mortgage Association REMICS
4.142% due 06/25/2036 •	2	2

Government National Mortgage Association
3.000% due 04/20/2052 - 12/20/2052	1,514	1,347
3.500% due 03/20/2056	199	179

Government National Mortgage Association REMICS
4.541% due 09/20/2066 •	55	55
6.751% due 09/20/2066 ~	49	50

Government National Mortgage Association, TBA
2.500% due 07/01/2056	300	256
3.000% due 07/01/2056	800	710
3.500% due 07/01/2056	3,000	2,695
6.500% due 07/01/2056 - 08/01/2056	3,000	3,105

Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2056	1,000	836
4.000% due 08/01/2056	870	813
4.500% due 07/01/2056 - 08/01/2056	4,150	3,976
5.000% due 07/01/2056 - 08/01/2056	19,320	18,968
5.500% due 07/01/2056 - 08/01/2056	1,680	1,686

		36,139

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 12.6%

U.S. Treasury Bonds
1.625% due 11/15/2050		$50	$26
1.875% due 02/15/2041 (i)		1,700	1,180
2.250% due 08/15/2049		250	156
2.375% due 11/15/2049 (i)		525	335
3.000% due 02/15/2048		300	221
3.000% due 08/15/2048		325	238
3.000% due 02/15/2049		250	182
3.375% due 11/15/2048 (i)		430	336
4.125% due 08/15/2044 (i)		750	678
4.500% due 11/15/2054 (i)		2,300	2,141
4.625% due 02/15/2055 (i)		1,200	1,141
4.875% due 08/15/2045		38	38

U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (i)		2,025	1,973
1.125% due 01/15/2033		615	582

U.S. Treasury Notes
3.500% due 02/15/2033		100	95
4.000% due 02/15/2034		100	98
4.250% due 08/15/2035		100	99

			9,519

Total United States (Cost $62,663)			60,662

SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS (h) 0.6%
			480

EGYPT TREASURY BILLS 0.0%
23.863% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	425	8

HUNGARY TREASURY BILLS 0.5%
6.082% due 07/02/2026 (d)(e)	HUF	111,000	357

NIGERIA TREASURY BILLS 0.1%
21.542% due 07/07/2026 - 10/06/2026 (c)(d)	NGN	151,513	108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA TREASURY BILLS 0.6%
7.398% due 07/22/2026 - 08/05/2026 (c)(d)	ZAR	6,930	$421

Total Short-Term Instruments (Cost $1,357)			1,374

Total Investments in Securities (Cost $114,939)			111,267

		SHARES
INVESTMENTS IN AFFILIATES 2.7%

SHORT-TERM INSTRUMENTS 2.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%

PIMCO Short-Term Floating NAV Portfolio III		213,347	2,078

Total Short-Term Instruments (Cost $2,078)			2,078

Total Investments in Affiliates (Cost $2,078)			2,078

Total Investments 149.9% (Cost $117,017)			$113,345

Financial Derivative Instruments (j)(k) 0.8% (Cost or Premiums, net $340)			621

Other Assets and Liabilities, net (50.7)%			(38,374)

Net Assets 100.0%			$75,592

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.

(g) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$128	$147	0.19%

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	2.230%	06/17/2026	06/16/2028	EUR 168	French Republic Government Bonds OAT 3.000% due 06/25/2049	$(186)	$192	$192
MYI	2.210	06/17/2026	07/08/2026	252	French Republic Government Bonds OAT 3.000% due 06/25/2049	(280)	288	288

Total Repurchase Agreements						$(466)	$480	$480

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	3.720%	06/09/2026	07/15/2026	$(5,763)	$(5,776)
DEU	3.710	06/10/2026	07/01/2026	(1,986)	(1,990)

Total Reverse Repurchase Agreements					$(7,766)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
France (0.6)%
Sovereign Issues (0.6)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	500	(499)	(466)

Total France					(499)	(466)

United States (11.4)%
U.S. Government Agencies (11.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2041		$1,900	(1,736)	(1,731)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056		5,500	(4,409)	(4,392)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2056		100	(87)	(87)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056		300	(270)	(272)
Uniform Mortgage-Backed Security, TBA	6.000	09/01/2056		1,500	(1,520)	(1,527)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2056		600	(622)	(621)

Total United States					(8,644)	(8,630)

Total Short Sales (12.0)%					$(9,143)	$(9,096)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$192	$0	$0	$0	$192	$(186)	$6
BSN	0	(5,776)	0	0	(5,776)	5,812	36
DEU	0	(1,990)	0	0	(1,990)	1,973	(17)
MYI	288	0	0	0	288	(279)	9

Master Securities Forward Transaction Agreement
BPS	0	0	0	(280)	(280)	0	(280)
DUB	0	0	0	(186)	(186)	0	(186)

Total Borrowings and Other Financing Transactions	$480	$(7,766)	$0	$(466)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(1,990)	$(5,776)	$0	$0	$(7,766)

Total Borrowings	$(1,990)	$(5,776)	$0	$0	$(7,766)

Payable for reverse repurchase agreements					$(7,766)

(i)	Securities with an aggregate market value of $7,785 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(7,919) at a weighted average interest rate of 3.746%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3 Month Euro Euribor Futures	12/2026	44	$12,244	$(12)	$2	$(3)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	62	6,813	45	0	(18)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	21	2,248	2	0	(4)
Euro-BTP Italian Bond Futures	09/2026	47	6,409	54	0	(3)
Long Gilt Futures	09/2026	19	2,248	39	3	(11)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	17	1,452	13	0	0
SFE 3 Year Australian Bond Futures	09/2026	4	290	2	0	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	56	6,298	79	0	(22)

				$222	$5	$(61)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	5	$(1,031)	$1	$1	$0
Eurex 10 Year Euro BUND Futures	09/2026	21	(3,055)	(30)	3	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	53	(6,417)	(5)	3	0
Eurex 30 Year Euro BUXL Futures	09/2026	1	(127)	(3)	0	0
Eurex 5 Year Euro BOBL Futures	09/2026	25	(3,296)	(14)	2	0
French Government Bond Futures	09/2026	30	(4,113)	(16)	7	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	3	(239)	(1)	0	0
SFE 10 Year Australian Bond Futures	09/2026	7	(532)	(8)	1	(1)
TSE Japanese 10 Year Bond Futures	09/2026	12	(9,430)	(26)	34	0
Ultra U.S. Treasury Bond Futures	09/2026	5	(581)	(19)	4	0

				$(121)	$55	$(1)

Total Futures Contracts				$101	$60	$(62)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-46 10-Year Index	(1.000)%	Quarterly	06/20/2036	$	2,000	$1	$(16)	$(15)	$0	$0
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031	EUR	3,300	(49)	(36)	(85)	0	(1)

						$(48)	$(52)	$(100)	$0	$(1)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$7,400	$138	$26	$164	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	2,600	$(6)	$(27)	$(33)	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		1,500	17	2	19	1	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		8,810	(123)	4	(119)	0	(9)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		100	(3)	0	(3)	0	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		1,700	(51)	(8)	(59)	0	(3)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		2,050	98	(18)	80	5	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		180	1	9	10	1	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		310	15	4	19	2	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	13,110	0	2	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	130,000	(2)	0	(2)	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		1,530,000	16	(15)	1	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		270,000	(52)	(6)	(58)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		100,000	(10)	(4)	(14)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(91)	(8)	(99)	0	(1)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		420,000	15	13	28	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		136,880	(77)	(10)	(87)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		280,000	(72)	(20)	(92)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		450,000	(7)	(258)	(265)	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		180,000	(90)	(29)	(119)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		341,000	(16)	(178)	(194)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	170	27	197	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		150,000	(69)	(202)	(271)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		40,000	70	14	84	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		10,000	18	3	21	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		20,000	17	8	25	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		20,000	11	8	19	2	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	4,227	0	16	16	1	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		2,000	(5)	(6)	(11)	0	0
Receive	1-Day THB-THOR Compounded-OIS	1.750	Quarterly	09/16/2031	THB	25,300	(1)	(3)	(4)	1	0
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		17,800	(8)	(1)	(9)	0	0
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		10,000	1	4	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		$900	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		5,300	2	42	44	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	4	27	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,700	50	(53)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		5,840	116	(65)	51	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		1,000	0	(9)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		7,700	46	(77)	(31)	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	03/15/2028		3,290	(8)	45	37	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		590	2	(7)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		4,170	78	2	80	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		800	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		900	0	2	2	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		4,200	19	75	94	9	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.548	Annual	08/31/2030		400	0	(6)	(6)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.557	Annual	08/31/2030		700	0	(9)	(9)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.574	Annual	08/31/2030		600	0	(8)	(8)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.582	Annual	08/31/2030		600	0	(8)	(8)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.583	Annual	08/31/2030		800	0	(10)	(10)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.587	Annual	08/31/2030		600	0	(7)	(7)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/31/2030		600	0	(7)	(7)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.637	Annual	08/31/2030		300	0	(3)	(3)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/31/2030		1,100	0	(11)	(11)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.649	Annual	08/31/2030		1,000	0	(10)	(10)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		1,410	1	(5)	(4)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		400	6	(9)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		3,120	5	51	56	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		2,430	79	(7)	72	7	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.672%	Annual	01/31/2033		$300	$0	$4	$4	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.678	Annual	01/31/2033		400	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	01/31/2033		400	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.693	Annual	01/31/2033		500	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.698	Annual	01/31/2033		300	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	01/31/2033		400	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.714	Annual	01/31/2033		400	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/31/2033		800	0	9	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	01/31/2033		200	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	01/31/2033		700	0	7	7	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		100	2	1	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		400	0	3	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		200	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		300	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		400	(2)	(1)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		300	(1)	11	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		300	(1)	10	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		300	(1)	9	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		300	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		200	2	1	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		2,260	143	(19)	124	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		400	18	4	22	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		751	2	14	16	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		1,000	(20)	40	20	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		3,920	(27)	98	71	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		100	0	2	2	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		1,000	(2)	3	1	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		390	(4)	4	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		2,740	68	(8)	60	14	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		200	(4)	(1)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		100	1	7	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.224	Annual	11/15/2052		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.225	Annual	11/15/2052		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.227	Annual	11/15/2052		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.233	Annual	11/15/2052		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.238	Annual	11/15/2052		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.245	Annual	11/15/2052		100	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.248	Annual	11/15/2052		100	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		100	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		200	0	8	8	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		100	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		200	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		100	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		100	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	13	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		100	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		200	0	11	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		290	36	10	46	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		148	1	6	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(2)	5	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		180	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		200	19	5	24	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		500	(27)	(11)	(38)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		240	6	2	8	3	0
Receive(5)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/16/2031	AUD	2,300	25	(17)	8	0	0
Receive(5)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036		1,700	(12)	(4)	(16)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	2	1	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	1	1	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.000	Annual	03/18/2028		1,600	(6)	4	(2)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		400	(2)	2	0	0	(1)
Pay(5)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		200	(4)	3	(1)	0	(1)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	958,460	7	(67)	(60)	3	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	3-Month NZD-BBR	3.750%	Semi-Annual	12/16/2028	NZD	3,600	$(2)	$11	$9	$0	$0
Pay(5)	3-Month NZD-BBR	4.000	Semi-Annual	12/16/2031		600	0	3	3	0	0
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	800	0	(1)	(1)	0	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	2,100	0	2	2	0	0
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031		12,900	(5)	16	11	0	(1)
Pay(5)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		3,400	1	3	4	0	0
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	06/08/2036	ZAR	1,300	1	2	3	0	(1)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(9)	(10)	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		10,000	(92)	(254)	(346)	0	(2)
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		3,100	87	(4)	83	1	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		600	0	(16)	(16)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		200	1	(4)	(3)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		500	3	(17)	(14)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		400	7	(13)	(6)	0	0
Receive(5)	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2056		50	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(11)	(5)	0	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		4,400	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,080	13	(7)	6	0	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		11,800	(68)	(57)	(125)	0	(6)
Pay(5)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		3,200	2	(10)	(8)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		3,200	(2)	10	8	1	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		900	0	(17)	(17)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		5,150	(72)	4	(68)	0	(4)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		3,630	(52)	(13)	(65)	0	(5)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		150	(11)	(67)	(78)	0	0
Receive(5)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		2,200	31	(16)	15	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		700	(26)	13	(13)	0	(1)
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	4,300	(15)	0	(15)	0	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030	CAD	1,000	(86)	51	(35)	0	0
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031		800	0	(4)	(4)	0	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		1,500	9	(5)	4	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		400	6	(12)	(6)	0	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		100	1	(1)	0	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		100	0	0	0	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		800	(1)	(8)	(9)	0	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		100	1	(3)	(2)	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		400	0	(8)	(8)	0	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		100	0	0	0	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		200	2	(7)	(5)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		300	0	0	0	0	0
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		200	(5)	3	(2)	0	0

							$109	$(922)	$(813)	$190	$(98)

Total Swap Agreements							$199	$(948)	$(749)	$190	$(100)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$61	$190	$251	$0	$(62)	$(101)	$(163)

Cash of $2,197 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $1 for closed futures and unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	637		$455	$15	$0
	07/2026	NZD	210		124	5	0
	07/2026	SGD	35		28	0	0
	07/2026		$28	CAD	40	0	0
	07/2026		119	NZD	211	1	0
	08/2026	CAD	39		$28	0	0
	08/2026	NZD	211		119	0	(1)

BOA	07/2026	CAD	38		27	1	0
	07/2026	JPY	5,878		37	1	0
	07/2026	KRW	90,326		59	1	0
	07/2026		$56	CNH	380	0	0
	07/2026		35	CNY	242	0	0
	07/2026		8	INR	765	0	0
	07/2026		87	JPY	13,900	0	(2)
	08/2026	HKD	280		$36	0	0
	08/2026	ILS	40		13	0	0
	08/2026		$5	INR	430	0	0
	09/2026	INR	2,142		$23	0	0
	09/2026	PEN	320		93	0	0
	10/2026	BRL	200		37	0	(1)

BPS	07/2026		5,500		1,061	0	(5)
	07/2026	CHF	27		34	1	0
	07/2026	CNH	9,233		1,364	5	0
	07/2026	CNY	243		36	0	0
	07/2026	EUR	275		312	0	(2)
	07/2026	GBP	50		67	1	0
	07/2026	IDR	2,859,521		160	0	0
	07/2026	ILS	85		29	0	0
	07/2026	INR	5,567		58	0	(1)
	07/2026	JPY	19,883		125	3	0
	07/2026	THB	594		18	0	0
	07/2026		$1,085	BRL	5,500	0	(20)
	07/2026		61	CNY	418	0	0
	07/2026		40	CZK	837	0	(1)
	07/2026		62	IDR	1,101,625	0	0
	07/2026		169	INR	16,036	1	0
	07/2026		35	KRW	53,502	0	0
	07/2026		30	TWD	942	0	0
	07/2026	ZAR	1,785		$109	0	0
	08/2026	CZK	451	EUR	19	0	0
	08/2026	DKK	170		$26	0	0
	08/2026	IDR	359,328		20	0	0
	08/2026	ILS	12		4	0	0
	08/2026	TWD	47,774		1,502	6	0
	08/2026		$10	BRL	52	0	0
	08/2026		864	INR	82,175	2	0
	09/2026	COP	161,688		$44	0	(3)
	09/2026	IDR	347,099		19	0	0
	09/2026	PEN	107		31	0	0
	09/2026	THB	645		20	0	0
	09/2026		$93	IDR	1,641,440	0	(2)
	09/2026		0	THB	1	0	0
	10/2026	BRL	6,700		$1,281	19	(8)
	12/2026		$9	IDR	170,376	0	0
	01/2027		511	TWD	16,048	0	(10)

BRC	07/2026	ILS	102		$34	0	0
	07/2026	MYR	3,410		840	5	0
	07/2026	NZD	305		180	7	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	TRY	4,858		$102	$0	$(1)
	07/2026		$60	CNH	407	0	0
	07/2026		518	TRY	24,784	6	0
	07/2026	ZAR	10,199		$621	5	(6)
	12/2026		477		27	0	(2)
	02/2027		$1,470	TWD	46,099	0	(31)

BSH	07/2026	JPY	105,366		$663	15	0
	07/2026		$92	EUR	79	0	(2)
	07/2026		206	NZD	365	1	0
	08/2026	NZD	365		$207	0	(1)
	09/2026		$752	BRL	3,855	0	(16)
	10/2026	BRL	2,900		$537	0	(13)
	02/2027	PEN	323		93	0	(1)

CBK	07/2026	COP	153,082		40	0	(5)
	07/2026	DKK	163		25	1	0
	07/2026	EUR	272		317	6	0
	07/2026	HUF	763		3	0	0
	07/2026	ILS	95		33	1	0
	07/2026	INR	3,077		33	0	0
	07/2026	PEN	453		131	0	(1)
	07/2026		$130	CNH	879	0	(1)
	07/2026		77	COP	266,277	1	0
	07/2026		27	IDR	476,945	0	0
	07/2026		32	INR	3,077	1	0
	07/2026		6	KZT	3,228	1	0
	07/2026		136	PEN	465	0	0
	07/2026		21	PLN	76	0	(1)
	07/2026		336	SEK	3,104	0	(16)
	07/2026		11	TWD	337	0	0
	08/2026	ILS	111		$38	1	0
	08/2026	INR	64,153		685	9	0
	08/2026	TWD	53,939		1,699	10	0
	08/2026		$7	INR	671	0	0
	08/2026		2	KZT	950	0	0
	08/2026		0	SEK	2	0	0
	09/2026	IDR	977,049		$54	0	0
	09/2026	INR	967		10	0	0
	09/2026	PEN	465		136	0	0
	09/2026	THB	14,314		444	10	0
	09/2026		$19	IDR	339,845	0	0
	09/2026		30	MXN	535	1	0
	09/2026		2	PEN	7	0	0
	10/2026	COP	121,468		$34	0	0
	11/2026		152,030		42	0	(1)
	12/2026	PEN	2,352		673	0	(11)
	12/2026		$28	IDR	500,700	0	0
	01/2027	PEN	2,433		$717	11	0

DUB	07/2026	CNY	262		39	0	0
	07/2026	IDR	89,944		5	0	0
	07/2026	INR	4,701		50	0	0
	07/2026	PEN	247		73	1	0
	07/2026	SGD	42		33	1	0
	07/2026		$204	CNH	1,382	0	(1)
	07/2026		77	CNY	525	0	0
	07/2026		43	CZK	905	0	(1)
	07/2026		33	INR	3,205	1	0
	07/2026		31	KZT	16,670	4	0
	07/2026		21	PLN	77	0	0
	07/2026	ZAR	5,115		$311	3	(5)
	08/2026	INR	13,452		143	1	0
	09/2026	IDR	802,567		45	0	0
	09/2026		$12	IDR	212,439	0	0
	09/2026		50	INR	4,733	0	0
	11/2026	KZT	991		$2	0	0
	12/2026		$9	IDR	172,059	0	0
	12/2026	ZAR	636		$36	0	(2)

FAR	07/2026	CNH	9,651		1,426	5	0
	07/2026	GBP	2,725		3,664	50	0
	07/2026	JPY	2,444		15	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	SEK	1,848		$190	$0	$0
	07/2026	SGD	581		455	6	0
	07/2026		$3,817	CNH	25,965	6	0
	07/2026		152	EUR	133	0	0
	07/2026		243	HUF	74,935	0	(2)
	07/2026		2,766	JPY	447,526	0	(14)
	07/2026		88	PLN	324	0	(2)
	07/2026	ZAR	5,839		$354	0	(2)
	08/2026	CNH	25,908		3,817	0	(6)
	08/2026	EUR	133		152	0	0
	08/2026	ILS	34		12	1	0
	08/2026	JPY	446,354		2,766	14	0
	08/2026		$110	CNH	748	0	0
	08/2026		190	SEK	1,844	0	0
	09/2026	INR	1,135		$12	0	0
	09/2026		$24	MXN	429	0	0
	09/2026		61	PEN	204	0	(1)
	12/2026	PEN	147		$43	0	0

GLM	07/2026	BRL	5,300		984	0	(43)
	07/2026	COP	4,528		1	0	0
	07/2026	HUF	21,561		69	0	(1)
	07/2026	IDR	531,391		30	0	0
	07/2026	KRW	9,265		6	0	0
	07/2026		$1,025	BRL	5,300	3	(1)
	07/2026		2,170	CAD	3,089	7	0
	07/2026		327	CNH	2,208	0	(2)
	07/2026		83	COP	289,152	1	0
	07/2026		30	IDR	531,391	0	0
	07/2026		6	KRW	9,263	0	0
	08/2026	CAD	3,084		$2,170	0	(7)
	08/2026	INR	427		4	0	0
	08/2026	ZAR	4,490		252	0	(22)
	09/2026	COP	307,742		88	0	(1)
	09/2026	IDR	534,503		30	0	0
	09/2026	INR	2,339		24	0	0
	09/2026	PEN	151		44	0	0
	09/2026	THB	6,238		193	4	0
	09/2026		$55	IDR	979,565	0	0
	11/2026	COP	114,571		$32	0	(1)

IND	07/2026	DKK	291		45	1	0

JPM	07/2026	AUD	2,756		1,965	57	0
	07/2026	BRL	209		41	0	0
	07/2026	CNH	94		14	0	0
	07/2026	HUF	2,305		8	0	0
	07/2026	ILS	263		88	0	0
	07/2026	INR	1,727		18	0	0
	07/2026		$40	BRL	209	0	0
	07/2026		110	CNH	748	0	0
	07/2026		18	INR	1,727	0	0
	07/2026		78	PLN	286	0	(2)
	07/2026		8	THB	261	0	0
	07/2026	ZAR	674		$41	0	0
	08/2026	CZK	1,147	EUR	47	0	0
	08/2026	HKD	1,041		$133	0	0
	08/2026	ILS	170		58	1	0
	08/2026		$15	INR	1,430	0	0
	09/2026	INR	14,239		$149	0	0
	09/2026	KZT	13,223		26	0	(1)
	09/2026	THB	4,149		128	2	0
	09/2026		$84	MXN	1,459	0	(1)
	09/2026		134	THB	4,382	0	(2)
	10/2026		41	BRL	214	0	0
	12/2026		227	MXN	4,010	0	(1)

MBC	07/2026	AUD	11		$8	0	0
	07/2026	CHF	188		240	7	0
	07/2026	COP	239,358		63	0	(7)
	07/2026	IDR	7,388		0	0	0
	07/2026	INR	4,720		50	0	0
	07/2026	JPY	92,025		579	13	0
	07/2026	KRW	1,554,706		1,026	20	0
	07/2026	NOK	72		8	1	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	SEK	1,128		$116	$0	$(1)
	07/2026		$1,297	AUD	1,879	4	0
	07/2026		90	DKK	589	0	0
	07/2026		226	EUR	196	0	(3)
	07/2026		5	IDR	89,807	0	0
	07/2026		77	INR	7,428	1	0
	08/2026	AUD	1,879		$1,296	0	(5)
	08/2026	DKK	588		90	0	0
	08/2026	IDR	82,419		5	0	0
	08/2026	TWD	4,125		130	1	0
	08/2026		$5	INR	506	0	0
	08/2026		116	SEK	1,126	1	0
	09/2026	INR	2,081		$22	0	0
	09/2026	THB	470		14	0	0
	09/2026		$50	INR	4,752	0	0

MYI	07/2026	NZD	61		$35	0	0
	07/2026		$25	KZT	13,535	3	0
	01/2027		1,346	TWD	42,145	0	(30)

NGF	07/2026	IDR	491,868		$27	0	0
	07/2026		$28	IDR	491,868	0	0
	07/2026		78	INR	7,497	1	0
	08/2026		13	SEK	126	0	0
	09/2026	IDR	494,627		$28	0	0
	09/2026		$12	IDR	207,484	0	0

SCX	07/2026	CAD	20		$14	0	0
	07/2026	CNY	262		38	0	0
	07/2026	COP	177,872		46	0	(6)
	07/2026	INR	3,701		39	0	0
	07/2026	KZT	13,565		28	0	0
	07/2026		$166	CNH	1,126	0	(1)
	07/2026		98	CNY	672	1	0
	07/2026		11	IDR	191,671	0	0
	07/2026		103	INR	9,830	1	0
	08/2026	HKD	982		$126	0	0
	08/2026	INR	1,062		11	0	0
	09/2026	IDR	522,096		29	0	0
	09/2026	THB	2,557		79	2	0
	09/2026		$30	IDR	533,663	0	0
	09/2026		39	INR	3,726	0	0
	09/2026		28	KZT	13,900	0	0
	09/2026		14	THB	445	0	0

SOG	07/2026	CNH	14,403		$2,129	8	0
	07/2026	DKK	306		48	1	0
	07/2026	EUR	11,714		13,664	280	0
	07/2026	JPY	235,884		1,485	34	0
	07/2026	PEN	217		64	1	0
	07/2026		$1,052	AUD	1,525	4	0
	07/2026		266	CHF	215	0	0
	07/2026		18	EGP	911	0	0
	07/2026		13,482	EUR	11,853	61	0
	07/2026		509	SGD	659	1	0
	08/2026	AUD	1,525		$1,051	0	(4)
	08/2026	CAD	32		22	0	0
	08/2026	CHF	215		266	0	0
	08/2026	EUR	11,852		13,501	0	(60)
	08/2026	SGD	657		509	0	(1)

SSB	07/2026	CAD	3,137		2,275	63	0
	07/2026		$25	CAD	35	0	0
	07/2026		3,668	GBP	2,775	13	0
	08/2026	CAD	35		$25	0	0
	08/2026	COP	383,137		100	0	(10)
	08/2026	GBP	2,775		3,668	0	(13)

UAG	07/2026		$21	PLN	78	0	(1)
	09/2026	THB	63		$2	0	0
	11/2026	HUF	18,239	EUR	51	0	0
	12/2026	COP	2,891,104		$741	0	(73)

Total Forward Foreign Currency Contracts						$845	$(501)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	118	$1	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	26	0	0
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	148	1	0

BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	82	1	0

GLM	Put - OTC USD versus JPY	JPY	155.000	08/06/2026	276	1	1
	Call - OTC USD versus JPY		165.000	08/06/2026	276	1	1

MBC	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	228	2	0
	Put - OTC USD versus KRW		1,400.000	07/10/2026	228	2	0

						$9	$2

Total Purchased Options						$9	$2

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC EUR versus HUF	HUF	390.740	10/16/2026	230	$(3)	$(1)

	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	118	0	0

	Put - OTC USD versus KRW		1,350.000	07/13/2026	26	0	0

	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	148	(1)	0

GLM	Call - OTC USD versus JPY	JPY	162.000	08/06/2026	276	(1)	(3)

MBC	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	228	(1)	0

	Put - OTC USD versus KRW		1,350.000	07/10/2026	229	(1)	0

UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	220	(4)	(2)

						$(11)	$(6)

Total Written Options						$(11)	$(6)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.156%	$	100	$(3)	$0	$0	$(3)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.200		400	(15)	2	0	(13)

								$(18)	$2	$0	$(16)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$	24	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
								Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 300	$63	$1	$64	$0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	23	(1)	22	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	20	1	21	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	22	(1)	21	0

						$128	$0	$128	$0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$168	JPY	26,500	$0	$2	$2	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	4,341		651,100	56	3	59	0
FAR	Floating rate equal to 1-Day USD-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	442		69,900	1	3	4	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	797	GBP	599	(3)	2	0	(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	2,335	JPY	362,000	1	2	3	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	1,769		260,000	2	10	12	0

								$57	$22	$80	$(1)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/17/2032	CNY	12,420	$(16)	$17	$1	$0

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		6,400	(8)	9	1	0

								$(24)	$26	$2	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	SIBCSORA Index	N/A	1.295	Semi-Annual	08/26/2026	SGD 10	$0	$0	$0	$0

Total Swap Agreements								$143	$50	$210	$(17)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$21	$0	$0	$21	$(1)	$0	$0	$(1)	$20	$0	$20
BOA	3	0	1	4	(3)	(1)	0	(4)	0	0	0
BPS	38	0	65	103	(52)	0	0	(52)	51	0	51
BRC	23	0	0	23	(40)	0	0	(40)	(17)	0	(17)
BSH	16	0	0	16	(33)	0	0	(33)	(17)	0	(17)
CBK	53	0	83	136	(36)	0	0	(36)	100	0	100
DUB	11	0	0	11	(9)	0	0	(9)	2	0	2
FAR	82	0	4	86	(27)	0	0	(27)	59	0	59
GLM	15	2	15	32	(78)	(3)	(1)	(82)	(50)	0	(50)
GST	0	0	21	21	0	0	0	0	21	0	21
IND	1	0	0	1	0	0	0	0	1	0	1
JPM	60	0	21	81	(7)	0	0	(7)	74	0	74
MBC	48	0	0	48	(16)	0	0	(16)	32	0	32
MYC	0	0	0	0	0	0	(16)	(16)	(16)	0	(16)
MYI	3	0	0	3	(30)	0	0	(30)	(27)	0	(27)
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	4	0	0	4	(7)	0	0	(7)	(3)	0	(3)
SOG	390	0	0	390	(65)	0	0	(65)	325	(270)	55
SSB	76	0	0	76	(23)	0	0	(23)	53	0	53
UAG	0	0	0	0	(74)	(2)	0	(76)	(76)	0	(76)

Total Over the Counter	$845	$2	$210	$1,057	$(501)	$(6)	$(17)	$(524)

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$61	$61
Swap Agreements	0	0	0	0	190	190

	$0	$0	$0	$0	$251	$251

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$845	$0	$845
Purchased Options	0	0	0	2	0	2
Swap Agreements	0	128	0	80	2	210

	$0	$128	$0	$927	$2	$1,057

	$0	$128	$0	$927	$253	$1,308

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$62	$62
Swap Agreements	0	1	0	0	100	101

	$0	$1	$0	$0	$162	$163

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$501	$0	$501
Written Options	0	0	0	6	0	6
Swap Agreements	0	16	0	1	0	17

	$0	$16	$0	$508	$0	$524

	$0	$17	$0	$508	$162	$687

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	(151)	(151)
Swap Agreements	0	(17)	0	0	170	153

	$0	$(17)	$0	$0	$24	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(415)	$0	$(415)
Purchased Options	0	0	0	(6)	0	(6)
Written Options	0	0	0	2	8	10
Swap Agreements	0	12	0	0	(20)	(8)

	$0	$12	$0	$(419)	$(12)	$(419)

	$0	$(5)	$0	$(419)	$12	$(412)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(84)	$0	$0	$0	$63	$(21)
Swap Agreements	0	(29)	0	0	(402)	(431)

	$(84)	$(29)	$0	$0	$(339)	$(452)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$857	$0	$857
Purchased Options	0	0	0	(6)	0	(6)
Written Options	0	0	0	5	0	5
Swap Agreements	0	(2)	0	21	44	63

	$0	$(2)	$0	$877	$44	$919

	$(84)	$(31)	$0	$877	$(295)	$467

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$40	$0	$40
Australia
Corporate Bonds & Notes	0	816	0	816
Non-Agency Mortgage-Backed Securities	0	0	828	828
Sovereign Issues	0	2,188	0	2,188
Brazil
Sovereign Issues	0	2,066	0	2,066
Bulgaria
Sovereign Issues	0	221	0	221
Canada
Corporate Bonds & Notes	0	1,291	0	1,291
Sovereign Issues	0	2,072	0	2,072
Cayman Islands
Asset-Backed Securities	0	1,025	0	1,025
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	202	0	202
China
Sovereign Issues	0	3,379	0	3,379
Colombia
Sovereign Issues	0	1,029	0	1,029
Denmark
Corporate Bonds & Notes	0	102	0	102
Egypt
Sovereign Issues	0	85	0	85
France
Corporate Bonds & Notes	0	566	0	566
Sovereign Issues	0	3,307	0	3,307
Indonesia
Sovereign Issues	0	110	0	110
Ireland
Asset-Backed Securities	0	1,573	0	1,573
Israel
Sovereign Issues	0	946	0	946
Italy
Corporate Bonds & Notes	0	339	0	339
Sovereign Issues	0	1,565	0	1,565
Japan
Corporate Bonds & Notes	0	1,309	0	1,309
Sovereign Issues	0	2,736	0	2,736
Jersey, Channel Islands
Asset-Backed Securities	0	501	0	501
Kuwait
Sovereign Issues	0	397	0	397
Luxembourg
Common Stocks	0	0	208	208
Corporate Bonds & Notes	0	429	0	429
Sovereign Issues	0	402	0	402
Malaysia
Corporate Bonds & Notes	0	447	0	447
Sovereign Issues	0	847	0	847
Mexico
Sovereign Issues	0	116	0	116
New Zealand
Sovereign Issues	0	51	0	51
Norway
Sovereign Issues	0	68	0	68
Peru
Sovereign Issues	0	1,900	0	1,900
Poland
Sovereign Issues	0	302	0	302
Qatar
Corporate Bonds & Notes	0	298	0	298
Sovereign Issues	0	302	0	302
Romania
Sovereign Issues	0	459	0	459
Saudi Arabia
Sovereign Issues	0	1,120	0	1,120

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Serbia
Sovereign Issues	$0	$108	$0	$108
South Africa
Sovereign Issues	0	1,760	0	1,760
South Korea
Sovereign Issues	0	987	0	987
Spain
Sovereign Issues	0	2,342	0	2,342
Supranational
Sovereign Issues	0	564	0	564
Switzerland
Corporate Bonds & Notes	0	698	0	698
Thailand
Sovereign Issues	0	459	0	459
United Arab Emirates
Corporate Bonds & Notes	0	497	0	497
Sovereign Issues	0	199	0	199
United Kingdom
Corporate Bonds & Notes	0	2,405	0	2,405
Non-Agency Mortgage-Backed Securities	0	373	0	373
Sovereign Issues	0	2,995	0	2,995
United States
Asset-Backed Securities	0	2,430	0	2,430
Corporate Bonds & Notes	0	5,677	0	5,677
Municipal Bonds & Notes	0	221	0	221
Non-Agency Mortgage-Backed Securities	0	6,676	0	6,676
U.S. Government Agencies	0	36,139	0	36,139
U.S. Treasury Obligations	0	9,519	0	9,519
Short-Term Instruments
Repurchase Agreements	0	480	0	480
Egypt Treasury Bills	0	8	0	8
Hungary Treasury Bills	0	357	0	357
Nigeria Treasury Bills	0	108	0	108
South Africa Treasury Bills	0	421	0	421

	$0	$110,231	$1,036	$111,267

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,078	$0	$0	$2,078

Total Investments	$2,078	$110,231	$1,036	$113,345

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(466)	0	(466)
United States
U.S. Government Agencies	0	(8,630)	0	(8,630)

	$0	$(9,096)	$0	$(9,096)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	195	0	250
Over the counter	0	1,057	0	1,057

	$55	$1,252	$0	$1,307

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(144)	0	(162)
Over the counter	0	(524)	0	(524)

	$(18)	$(668)	$0	$(686)

Total Financial Derivative Instruments	$37	$584	$0	$621

Totals	$2,115	$101,719	$1,036	$104,870

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$801	$0	$0	$0	$0	$27	$0	$0	$828	$27
Luxembourg
Common Stocks	205	0	0		0	3	0	0	208	3

	$1,006	$0	$0	$0	$0	$30	$0	$0	$1,036	$30

Financial Derivative Instruments - Assets
Over the counter	$2	$0	$(1)	$0	$0	$(1)	$0	$0	$0	$0

Totals	$1,008	$0	$(1)	$0	$0	$29	$0	$0	$1,036	$30

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$828	Discounted Cash Flow	Discount Rate	5.814	—
Luxembourg
Common Stocks	208	Indicative Market Quotation	Broker Quote	$22.917	—

Total	$1,036

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Notes to Financial Statements	(Cont.)

reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the

NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market- based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

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Notes to Financial Statements	(Cont.)

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’

internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

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financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$266	$15,012	$(13,200)	$0	$0	$2,078	$12	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among

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investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2026, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association

(“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis

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Notes to Financial Statements	(Cont.)

involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreedupon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would

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be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of

Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option

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Notes to Financial Statements	(Cont.)

has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The

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manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on

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Notes to Financial Statements	(Cont.)

indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or

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Notes to Financial Statements	(Cont.)

other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the

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capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or

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Notes to Financial Statements	(Cont.)

lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as

46	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class		Administrative Class	Advisor Class
0.25%	0.31%	*	0.31%	0.31%	*

*	This particular share class has been registered with the SEC, but was not operational during the fiscal period ended June 30, 2026.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee		Servicing Fee

Administrative Class	—		0.15%

Advisor Class	0.25%	*	—

*	This particular share class has been registered with the SEC, but was not operational during the fiscal period ended June 30, 2026.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	47

Notes to Financial Statements	(Cont.)

costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $1,139.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total

$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover

48	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights. Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$344,159	$347,597	$8,011	$9,086

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	326	$2,884	569	$5,039
Issued as reinvestment of distributions

Administrative Class	173	1,539	366	3,255
Cost of shares redeemed

Administrative Class	(646)	(5,746)	(1,898)	(16,826)

Net increase (decrease) resulting from Portfolio share transactions	(147)	$(1,323)	(963)	$(8,532)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 80% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

Notes to Financial Statements	(Cont.)	June 30, 2026	(Unaudited)

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$1,838	$2,296

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$108,214	$4,165	$(8,245)	$(4,080)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NOK	Norwegian Krone

BRL	Brazilian Real	HUF	Hungarian Forint	NZD	New Zealand Dollar

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar

COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter	SFE	Sydney Futures Exchange

EUREX	Eurex Exchange

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate

BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	NIBOR	Norwegian Interbank Offered Rate	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	THB-THOR	Thai Overnight Repurchase Rate

DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Core Bond (Hedged) Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0281	$0.0000	$0.0000	$0.0281

February 2026	$0.0288	$0.0000	$0.0000	$0.0288

March 2026	$0.0293	$0.0000	$0.0000	$0.0293

April 2026	$0.0342	$0.0000	$0.0000	$0.0342

May 2026	$0.0312	$0.0000	$0.0000	$0.0312

June 2026	$0.0304	$0.0000	$0.0000	$0.0304

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

52	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	53

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLCORFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Global Diversified Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Diversified Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Advantage Fund and PIMCO National Municipal Opportunistic Advantage Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously.

The market price of equity securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a

2	PIMCO VARIABLE INSURANCE TRUST

particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Global Diversified Allocation Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Diversified Allocation Portfolio	04/30/12	04/30/12	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Global Diversified Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

01/01/2026 - 06/30/2026+	$7.71	$0.18	$0.27	$0.45	$(0.12)	$0.00	$(0.12)

12/31/2025	7.09	0.34	0.70	1.04	(0.42)	0.00	(0.42)

12/31/2024	6.79	0.36	0.24	0.60	(0.30)	0.00	(0.30)

12/31/2023	6.15	0.23	0.59	0.82	(0.19)	0.00	(0.19)

12/31/2022	11.03	0.32	(2.00)	(1.68)	(0.35)	(2.85)	(3.20)

12/31/2021	10.62	0.76	0.14	0.90	(0.49)	0.00	(0.49)
Advisor Class

01/01/2026 - 06/30/2026+	6.92	0.16	0.24	0.40	(0.12)	0.00	(0.12)

12/31/2025	6.40	0.29	0.64	0.93	(0.41)	0.00	(0.41)

12/31/2024	6.15	0.32	0.23	0.55	(0.30)	0.00	(0.30)

12/31/2023	5.59	0.21	0.54	0.75	(0.19)	0.00	(0.19)

12/31/2022	10.37	0.25	(1.82)	(1.57)	(0.36)	(2.85)	(3.21)

12/31/2021	10.55	0.91	(0.02)	0.89	(1.07)	0.00	(1.07)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.04	5.89%	$2	0.47	%*	1.01	%*	0.47	%*	1.01	%*	4.62	%*	5%

7.71	15.07	2	0.46		1.00		0.46		1.00		4.63		9

7.09	8.99	2	0.47		1.00		0.47		1.00		5.02		10

6.79	13.66	1	0.47		1.00		0.47		1.00		3.77		12

6.15	(16.56)	1	0.47		1.00		0.47		1.00		3.51		18

11.03	8.60	11	0.47		1.00		0.47		1.00		7.04		15

7.20	5.83	153,844	0.57	*	1.11	*	0.57	*	1.11	*	4.45	*	5

6.92	15.07	161,303	0.56		1.10		0.56		1.10		4.47		9

6.40	9.02	173,105	0.57		1.10		0.57		1.10		4.96		10

6.15	13.64	187,466	0.57		1.10		0.57		1.10		3.66		12

5.59	(16.61)	182,762	0.57		1.10		0.57		1.10		3.57		18

10.37	8.51	226,050	0.57		1.10		0.57		1.10		8.46		15

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Global Diversified Allocation Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in Affiliates	$146,736
Financial Derivative Instruments
Exchange-traded or centrally cleared	940
Cash	450
Deposits with counterparty	2,776
Receivable for investments in Affiliates sold	3,429
Receivable for Portfolio shares sold	1
Interest and/or dividends receivable	6
Dividends receivable from Affiliates	382
Reimbursement receivable from PIMCO	69
Total Assets	154,789

Liabilities:
Payable for investments in Affiliates purchased	$797
Payable for Portfolio shares redeemed	6
Accrued investment advisory fees	57
Accrued supervisory and administrative fees	51
Accrued distribution fees	32
Total Liabilities	943

Commitments and Contingent Liabilities^

Net Assets	$153,846

Net Assets Consist of:

Paid in capital	$144,213
Distributable earnings (accumulated loss)	9,633

Net Assets	$153,846

Net Assets:

Administrative Class	$2
Advisor Class	153,844

Shares Issued and Outstanding:

Administrative Class	0
Advisor Class	21,373

Net Asset Value Per Share Outstanding(a):

Administrative Class	$8.04
Advisor Class	7.20

Cost of investments in Affiliates	$131,159
Cost or premiums of financial derivative instruments, net	$752

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Diversified Allocation Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$60
Dividends from Investments in Affiliates	3,824
Total Income	3,884

Expenses:

Investment advisory fees	349
Supervisory and administrative fees	310
Distribution and/or servicing fees - Advisor Class	194
Trustee fees	5
Miscellaneous expense	1
Total Expenses	859
Waiver and/or Reimbursement by PIMCO	(418)
Net Expenses	441

Net Investment Income (Loss)	3,443

Net Realized Gain (Loss):

Investments in Affiliates	1,304
Exchange-traded or centrally cleared financial derivative instruments	1,014

Net Realized Gain (Loss)	2,318

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	3,105
Exchange-traded or centrally cleared financial derivative instruments	19

Net Change in Unrealized Appreciation (Depreciation)	3,124

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,885

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,443	$7,437
Net realized gain (loss)	2,318	1,076
Net change in unrealized appreciation (depreciation)	3,124	14,590

Net Increase (Decrease) in Net Assets Resulting from Operations	8,885	23,103

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(0)	(0)
Advisor Class	(2,600)	(10,301)

Total Distributions(a)	(2,600)	(10,301)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(13,744)	(24,604)

Total Increase (Decrease) in Net Assets	(7,459)	(11,802)

Net Assets:

Beginning of period	161,305	173,107
End of period	$153,846	$161,305

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 95.4%

MUTUAL FUNDS (a) 90.2%

PIMCO Emerging Markets Bond Fund	508,862	$4,636

PIMCO Global Advantage® Strategy Bond Fund	594,550	6,166

PIMCO Income Fund	709,095	7,701

PIMCO International Bond Fund (U.S. Dollar-Hedged)	470,704	4,627

PIMCO Investment Grade Credit Bond Fund	849,024	7,692

PIMCO RAE International Fund	781,114	7,686

PIMCO RAE PLUS EMG Fund	865,465	7,703

PIMCO Small Cap RAE PLUS Bond Alpha Fund	360,342	7,672

PIMCO Real Return Fund	757,327	7,732

PIMCO Short-Term Fund	2,385,595	23,164

PIMCO Stocks PLUS Bond Alpha Fund	570,327	7,745

	SHARES	MARKET VALUE (000S)

PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged)	750,564	$7,738

PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged)	1,076,026	15,473

PIMCO Total Return Fund IV	2,415,413	23,067

Total Mutual Funds (Cost $123,230)		138,802

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%

PIMCO Short-Term Floating NAV Portfolio III	814,474	$7,934

Total Short-Term Instruments (Cost $7,929)		7,934

Total Investments in Affiliates (Cost $131,159)		146,736

Total Investments 95.4% (Cost $131,159)		$146,736

Financial Derivative Instruments (b) 0.6% (Cost or Premiums, net $752)		940

Other Assets and Liabilities, net 4.0%		6,170

Net Assets 100.0%		$153,846

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	5,250.000	06/17/2027	16	$2	$130	$115
Put - CBOE S&P 500	6,000.000	06/17/2027	16	2	226	204
Put - CBOE S&P 500	6,750.000	06/17/2027	16	2	396	364

Total Purchased Options					$752	$683

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CME E-mini S&P 500 Index Futures	09/2026	107	$40,383	$253	$257	$0

Total Futures Contracts				$253	$257	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$683	$257	$0	$940	$0	$0	$0	$ 0

Cash of $2,776 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	(Cont.)	June 30, 2026	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$683	$0	$0	$683
Futures	0	0	257	0	0	257

	$0	$0	$940	$0	$0	$940

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(326)	$0	$0	$(326)
Futures	0	0	1,340	0	0	1,340

	$0	$0	$1,014	$0	$0	$1,014

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$36	$0	$0	$36
Futures	0	0	(17)	0	0	(17)

	$0	$0	$19	$0	$0	$19

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Mutual Funds	$138,802	$0	$0	$138,802
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,934	0	0	7,934

Total Investments	$146,736	$0	$0	$146,736

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$257	$683	$0	$940

Total Financial Derivative Instruments	$257	$683	$0	$940

Totals	$146,993	$683	$0	$147,676

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2026	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class and Advisor Class shares of the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Advantage Fund and PIMCO National Municipal Opportunistic Advantage Fund (collectively, “Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the

CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received

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Notes to Financial Statements	(Cont.)

from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular

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characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one

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Notes to Financial Statements	(Cont.)

or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for

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reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

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Notes to Financial Statements	(Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the

Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$4,903	$210	$(479)	$(20)	$22	$4,636	$155	$0

PIMCO Global Advantage® Strategy Bond Fund	6,534	279	(579)	7	(75)	6,166	134	0

PIMCO Income Fund	8,161	428	(791)	(53)	(44)	7,701	216	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,892	221	(436)	(16)	(34)	4,627	94	0

PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged)	16,221	1,108	(2,861)	192	813	15,473	490	0

PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged)	8,108	289	(1,456)	414	383	7,738	201	0

PIMCO Investment Grade Credit Bond Fund	8,151	416	(751)	(42)	(82)	7,692	195	0

PIMCO RAE International Fund	8,125	220	(1,445)	237	549	7,686	0	0

PIMCO RAE PLUS EMG Fund	8,115	870	(1,932)	485	165	7,703	458	0

PIMCO Real Return Fund	8,147	496	(788)	(22)	(101)	7,732	209	0

PIMCO Short-Term Floating NAV Portfolio III	7,154	29,081	(28,300)	5	(6)	7,934	182	0

PIMCO Short-Term Fund	24,496	1,288	(2,689)	(5)	74	23,164	489	0

PIMCO Small Cap RAE PLUS Bond Alpha Fund	8,073	322	(2,022)	229	1,070	7,672	260	0

PIMCO Stocks PLUS Bond Alpha Fund	8,077	349	(1,242)	33	528	7,745	247	0

PIMCO Total Return Fund IV	24,442	1,331	(2,409)	(140)	(157)	23,067	494	0

Totals	$153,599	$36,908	$(48,180)	$1,304	$3,105	$146,736	$3,824	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net

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assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Notes to Financial Statements	(Cont.)

options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. There is no guarantee that the Portfolio’s asset allocation strategy will be successful or that the markets in which the Portfolio invests will perform as expected.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

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Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence and machine learning (AI), programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments

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Notes to Financial Statements	(Cont.)

will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Value Investing Risk is the risk that value stocks may decrease in price or may not increase in price as anticipated by PIMCO if they continue to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism,

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social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors,

human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

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Notes to Financial Statements	(Cont.)

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

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govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class	Advisor Class
0.45%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses,

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Notes to Financial Statements	(Cont.)

including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $2,379.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2027, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Fund Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds (for purposes of this expense reduction, this term includes funds of PIMCO ETF Trust), up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver automatically renews for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $415,508.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$7,828	$19,880

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	0	$0	0	$0

Advisor Class	183	1,293	610	3,962
Issued as reinvestment of distributions

Administrative Class	0	0	0	0

Advisor Class	367	2,600	1,573	10,300
Cost of shares redeemed

Administrative Class	0	0	(0)	(0)

Advisor Class	(2,497)	(17,637)	(5,899)	(38,866)

Net increase (decrease) resulting from Portfolio share transactions	(1,947)	$(13,744)	(3,716)	$(24,604)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, One person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 96% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Notes to Financial Statements	(Cont.)	June 30, 2026	(Unaudited)

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$2,506	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$131,911	$17,745	$(1,984)	15,761

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

28	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:

S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

TBA	To-Be-Announced

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Diversified Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0273	$0.0000	$0.0000	$0.0273

June 2026	$0.0945	$0.0000	$0.0000	$0.0945

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0268	$0.0000	$0.0000	$0.0268

June 2026	$0.0939	$0.0000	$0.0000	$0.0939

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

30	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

32	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLDIVFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Global Managed Asset Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Managed Asset Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Advantage Fund and PIMCO National Municipal Opportunistic Advantage Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Managed Asset Allocation Portfolio	04/15/09	04/30/12	04/15/09	04/15/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Global Managed Asset Allocation Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2026 - 06/30/2026+	$11.63	$0.26	$0.98	$1.24	$(1.18)	$0.00	$0.00	$(1.18)

12/31/2025	9.98	0.44	1.70	2.14	(0.49)	0.00	0.00	(0.49)

12/31/2024	9.32	0.38	0.65	1.03	(0.37)	0.00	0.00	(0.37)

12/31/2023	8.44	0.29	0.81	1.10	(0.22)	0.00	0.00	(0.22)

12/31/2022	12.91	0.21	(2.48)	(2.27)	(0.08)	(1.98)	(0.14)	(2.20)

12/31/2021	13.15	0.21	1.39	1.60	(0.35)	(1.49)	0.00	(1.84)
Administrative Class

01/01/2026 - 06/30/2026+	11.67	0.25	0.98	1.23	(1.17)	0.00	0.00	(1.17)

12/31/2025	10.01	0.45	1.69	2.14	(0.48)	0.00	0.00	(0.48)

12/31/2024	9.36	0.37	0.63	1.00	(0.35)	0.00	0.00	(0.35)

12/31/2023	8.47	0.28	0.82	1.10	(0.21)	0.00	0.00	(0.21)

12/31/2022	12.95	0.23	(2.52)	(2.29)	(0.07)	(1.98)	(0.14)	(2.19)

12/31/2021	13.15	0.16	1.41	1.57	(0.28)	(1.49)	0.00	(1.77)
Advisor Class

01/01/2026 - 06/30/2026+	11.73	0.25	0.98	1.23	(1.17)	0.00	0.00	(1.17)

12/31/2025	10.06	0.44	1.70	2.14	(0.47)	0.00	0.00	(0.47)

12/31/2024	9.40	0.36	0.64	1.00	(0.34)	0.00	0.00	(0.34)

12/31/2023	8.51	0.27	0.82	1.09	(0.20)	0.00	0.00	(0.20)

12/31/2022	12.99	0.18	(2.49)	(2.31)	(0.05)	(1.98)	(0.14)	(2.17)

12/31/2021	13.22	0.17	1.41	1.58	(0.32)	(1.49)	0.00	(1.81)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.69	11.22%	$105	0.85	%*	1.05	%*	0.76	%*	0.96	%*	4.50	%*	191%

11.63	22.04	97	0.84		1.04		0.75		0.95		4.31		380

9.98	11.13	1,398	0.91		1.02		0.88		0.99		3.86		689

9.32	13.12	1,369	1.00		1.12		0.90		1.02		3.27		660

8.44	(18.24)	1,194	0.91		1.06		0.86		1.01		2.15		345

12.91	12.86	1,420	0.80		1.00		0.79		0.99		1.61		108

11.73	11.10	4,582	1.00	*	1.20	*	0.91	*	1.11	*	4.35	*	191

11.67	21.90	4,416	0.99		1.19		0.90		1.10		4.19		380

10.01	10.81	4,276	1.06		1.17		1.03		1.14		3.72		689

9.36	13.02	4,164	1.15		1.27		1.05		1.17		3.11		660

8.47	(18.36)	4,381	1.06		1.21		1.01		1.16		2.34		345

12.95	12.63	2,971	0.95		1.15		0.94		1.14		1.19		108

11.79	11.00	282,617	1.10	*	1.30	*	1.01	*	1.21	*	4.25	*	191

11.73	21.77	284,554	1.09		1.29		1.00		1.20		4.09		380

10.06	10.75	287,431	1.16		1.27		1.13		1.24		3.61		689

9.40	12.85	308,412	1.25		1.37		1.15		1.27		3.01		660

8.51	(18.40)	319,648	1.16		1.31		1.11		1.26		1.86		345

12.99	12.60	435,199	1.05		1.25		1.04		1.24		1.33		108

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Consolidated Statement of Assets and Liabilities	PIMCO Global Managed Asset Allocation Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$157,552
Investments in Affiliates	177,884
Financial Derivative Instruments
Exchange-traded or centrally cleared	815
Over the counter	7,423
Cash	785
Deposits with counterparty	4,886
Foreign currency, at value	2,731
Receivable for investments sold	1,001
Receivable for investments sold on a delayed-delivery basis	288
Receivable for TBA investments sold	74,245
Receivable for Portfolio shares sold	2
Interest and/or dividends receivable	1,455
Dividends receivable from Affiliates	693
Reimbursement receivable from PIMCO	50
Total Assets	429,810

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$14,208
Financial Derivative Instruments
Exchange-traded or centrally cleared	684
Over the counter	2,415
Payable for investments purchased	513
Payable for investments in Affiliates purchased	718
Payable for investments purchased on a delayed-delivery basis	6,488
Payable for TBA investments purchased	117,085
Payable for Portfolio shares redeemed	63
Accrued investment advisory fees	217
Accrued supervisory and administrative fees	12
Accrued distribution fees	59
Accrued servicing fees	1
Foreign capital gains tax payable	40
Other liabilities	3
Total Liabilities	142,506

Commitments and Contingent Liabilities^

Net Assets	$287,304

Net Assets Consist of:

Paid in capital	$264,918
Distributable earnings (accumulated loss)	22,386

Net Assets	$287,304

Net Assets:

Institutional Class	$105
Administrative Class	4,582
Advisor Class	282,617

Shares Issued and Outstanding:

Institutional Class	9
Administrative Class	390
Advisor Class	23,965

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.69
Administrative Class	11.73
Advisor Class	11.79

Cost of investments in securities	$161,186
Cost of investments in Affiliates	$174,957
Cost of foreign currency held	$2,740
Proceeds received on short sales	$14,261
Cost or premiums of financial derivative instruments, net	$5,420

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Managed Asset Allocation Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$3,364
Dividends, net of foreign taxes**	77
Dividends from Investments in Affiliates	4,226
Total Income	7,667

Expenses:

Investment advisory fees	1,295
Supervisory and administrative fees	74
Distribution and/or servicing fees - Administrative Class	3
Distribution and/or servicing fees - Advisor Class	353
Trustee fees	9
Interest expense	123
Miscellaneous expense	2
Total Expenses	1,859
Waiver and/or Reimbursement by PIMCO	(290)
Net Expenses	1,569

Net Investment Income (Loss)	6,098

Net Realized Gain (Loss):

Investments in securities	236
Investments in Affiliates	97
Exchange-traded or centrally cleared financial derivative instruments	(172)
Over the counter financial derivative instruments	24,663
Foreign currency	140

Net Realized Gain (Loss)	24,964

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	299
Investments in Affiliates	(1,417)
Exchange-traded or centrally cleared financial derivative instruments	636
Over the counter financial derivative instruments	(26)
Foreign currency assets and liabilities	(88)

Net Change in Unrealized Appreciation (Depreciation)	(596)

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,466

* Foreign tax withholdings - Interest	$21
* Foreign tax withholdings - Dividends	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Consolidated Statements of Changes in Net Assets	PIMCO Global Managed Asset Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,098	$11,940

Net realized gain (loss)	24,964	41,768

Net change in unrealized appreciation (depreciation)	(596)	3,946

Net Increase (Decrease) in Net Assets Resulting from Operations	30,466	57,654

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(10)	(43)
Administrative Class	(418)	(188)
Advisor Class	(27,572)	(12,469)

Total Distributions(a)	(28,000)	(12,700)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(4,229)	(48,992)

Total Increase (Decrease) in Net Assets	(1,763)	(4,038)

Net Assets:

Beginning of period	289,067	293,105
End of period	$287,304	$289,067

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 54.8%

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027	$9	$0

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)	67	2

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)	113	3

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)	140	2

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)	205	3

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)	193	4

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)	46	1

		15

INDUSTRIALS 0.2%

Claritev Corp. (6.000% Cash and 0.750% PIK)
6.750% due 03/31/2031 (a)	913	539

Total Corporate Bonds & Notes (Cost $939)		554

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (d)	40	0
0.000% due 12/31/2027 (d)	50	0
0.000% due 12/31/2028 (d)	80	1
0.000% due 12/31/2029 (d)	80	1
0.000% due 12/31/2030 (d)	100	1
0.000% due 12/31/2031 (d)	100	0
0.000% due 12/31/2032 (d)	189	0

Total Convertible Bonds & Notes (Cost $44)		3

U.S. GOVERNMENT AGENCIES 21.4%

Federal Home Loan Mortgage Corp. REMICS
4.549% due 04/15/2049 - 12/15/2050 •	367	368
4.578% due 04/25/2055 •	901	908

Federal National Mortgage Association REMICS
4.449% due 01/25/2051 •	225	226
4.598% due 08/25/2054 •	38	39

Government National Mortgage Association REMICS
4.259% due 05/20/2074 •	83	83
4.411% due 02/20/2070 •	10	10
4.459% due 05/20/2074 •	171	173
4.509% due 09/20/2071 •	2,312	2,338
4.927% due 08/20/2068 •	466	468

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056	5,100	4,445
3.500% due 08/01/2056	4,000	3,627
4.500% due 07/01/2056	2,050	1,964
5.000% due 07/01/2056 - 08/01/2056	29,790	29,245
5.500% due 07/01/2056	300	301
6.000% due 08/01/2056	5,700	5,809
6.500% due 08/01/2056	11,200	11,573

Total U.S. Government Agencies (Cost $61,553)		61,577

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 5.5%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	$9,500	$6,145
4.000% due 11/15/2042	990	894
4.000% due 11/15/2052 (k)	740	633
4.625% due 02/15/2055 (k)	750	713

U.S. Treasury Inflation Protected Securities (e)
1.500% due 02/15/2053	896	681
1.750% due 01/15/2034 (i)	1,516	1,482
2.125% due 04/15/2029 (i)	3,660	3,671

U.S. Treasury Notes
4.625% due 02/15/2035 (k)	1,470	1,493

Total U.S. Treasury Obligations (Cost $19,314)		15,712

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

Alliance Bancorp Trust
4.243% due 07/25/2037 •	230	207

Bear Stearns ARM Trust
4.073% due 07/25/2036 ~	50	43
4.329% due 02/25/2036 ~	12	11

CHL Mortgage Pass-Through Trust
6.000% due 04/25/2036	207	97

Countrywide Alternative Loan Trust
4.063% due 07/25/2035 •	292	217
4.083% due 09/25/2047 •	74	70

Impac CMB Trust
4.383% due 04/25/2035 •	47	47
4.408% due 04/25/2035 •	61	61

RALI Trust
4.123% due 06/25/2046 •	223	44
6.000% due 12/25/2036	56	47

Residential Asset Securitization Trust
4.163% due 05/25/2035 •	308	179

Towd Point Mortgage Trust
4.050% due 04/25/2055 ~	5,000	4,864

WaMu Mortgage Pass-Through Certificates Trust
4.423% due 01/25/2045 •	1,188	1,166

Total Non-Agency Mortgage-Backed Securities (Cost $7,339)		7,053

ASSET-BACKED SECURITIES 5.2%

AUTOMOBILE SEQUENTIAL 0.2%

CarMax Auto Owner Trust
4.750% due 10/15/2027	4	4

Carvana Auto Receivables Trust
5.330% due 07/10/2029	102	102

Ford Credit Auto Owner Trust
4.650% due 02/15/2028	53	53

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	235	236

Oscar U.S. Funding XV LLC
5.810% due 12/10/2027	85	86

SCCU Auto Receivables Trust
5.700% due 10/16/2028	47	47

		528

HOME EQUITY OTHER 2.2%

Aames Mortgage Investment Trust
4.243% due 04/25/2036 •	66	63

ACE Securities Corp. Home Equity Loan Trust
4.243% due 06/25/2036 •	129	96
4.663% due 08/25/2035 •	82	81

Argent Mortgage Loan Trust
4.243% due 05/25/2035 •	339	315

Argent Securities Trust
4.063% due 07/25/2036 •	268	245

Asset-Backed Securities Corp. Home Equity Loan Trust
2.867% due 03/25/2036 •	904	895

Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •	175	174

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
4.043% due 05/25/2035 •		$135	$132

First NLC Trust
4.543% due 02/25/2036 •		127	126

Fremont Home Loan Trust
4.033% due 10/25/2036 •		496	449
4.063% due 10/25/2036 •		1,807	706

GSAMP Trust
4.463% due 05/25/2046 •		2,153	2,052

Long Beach Mortgage Loan Trust
4.363% due 01/25/2036 •		906	822

Popular ABS Mortgage Pass-Through Trust
4.258% due 07/25/2036 •		80	76

Structured Asset Securities Corp. Mortgage Loan Trust
4.333% due 10/25/2036 •		39	39
4.558% due 02/25/2036 •		100	99

			6,370

HOME EQUITY SEQUENTIAL 1.5%

JP Morgan Mortgage Acquisition Trust
4.319% due 11/25/2036 þ		4,453	4,342

MANUFACTURING HOUSE ABS OTHER 0.2%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		484	463

WHOLE LOAN COLLATERAL 0.6%

Citigroup Mortgage Loan Trust, Inc.
4.198% due 11/25/2036 •		28	28

First Franklin Mortgage Loan Trust
4.468% due 11/25/2036 •		859	838

IndyMac INDB Mortgage Loan Trust
3.903% due 07/25/2036 •		766	233

Lehman XS Trust
4.083% due 05/25/2036 •		361	328
4.421% due 06/25/2036 þ		297	290

			1,717

OTHER ABS 0.5%

Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •		107	107

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		409	395
5.340% due 11/15/2068 •		113	114

OZLM XXIV Ltd.
5.097% due 07/20/2032 •		42	42

SMB Private Education Loan Trust
1.290% due 07/15/2053		164	157
5.393% due 10/16/2056 •		453	459

Sound Point CLO IX Ltd.
5.147% due 07/20/2032 •		249	250

TCI-Symphony CLO Ltd.
4.950% due 10/13/2032 •		32	32

			1,556

Total Asset-Backed Securities (Cost $15,352)			14,976

SOVEREIGN ISSUES 15.7%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL	42,524	7,968
0.000% due 04/01/2027 (d)		25,843	4,549

Canada Government Bonds
3.250% due 09/01/2028	CAD	7,100	5,055

Colombia TES
2.250% due 04/18/2029 (e)	COP	248,840	66
3.000% due 03/25/2033 (e)		41,473	10
5.750% due 11/03/2027		8,095,000	2,179
6.500% due 01/22/2031 (e)		506,390	147
11.000% due 08/22/2029		13,011,600	3,695
11.500% due 07/25/2046		250,000	71

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.750% due 01/24/2035	COP	3,481,600	$1,000
12.750% due 11/28/2040		13,792,400	4,210
13.250% due 02/09/2033		2,766,000	854

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	520,000	2,370
2.800% due 06/20/2055		270,000	1,344

Mexico Bonos
8.500% due 03/01/2029	MXN	45,000	2,612

Peru Government Bonds
7.300% due 08/12/2033	PEN	5,800	1,901

Peru Government International Bonds
5.400% due 08/12/2034		4,000	1,144

Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR	93,000	5,884

Total Sovereign Issues (Cost $44,174)			45,059

		SHARES
COMMON STOCKS 3.2%

COMMUNICATION SERVICES 0.5%

Roku, Inc. (b)		5,500	760

Warner Bros Discovery, Inc. (b)		27,400	730

			1,490

CONSUMER DISCRETIONARY 0.2%

Caesars Entertainment, Inc. (b)		18,400	555

CONSUMER STAPLES 0.3%

Kenvue, Inc.		47,600	910

FINANCIALS 0.1%

Brighthouse Financial, Inc. (b)(g)		5,700	361

Laurentian Bank of Canada		4,131	117

			478

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.6%

Apogee Therapeutics, Inc. (b)	3,700	$491

Nuvalent, Inc. Class A (b)	6,300	778

Organon & Co.	28,100	381

		1,650

INDUSTRIALS 0.5%

Norfolk Southern Corp.	2,145	675

Qube Holdings Ltd.	98,691	348

UniFirst Corp.	1,200	317

		1,340

INFORMATION TECHNOLOGY 0.4%

Qorvo, Inc. (b)	6,600	615

Silicon Laboratories, Inc. (b)	2,300	503

		1,118

MATERIALS 0.1%

Allied Gold Corp. (b)	8,254	196

REAL ESTATE 0.0%

Kaisa Group Holdings Ltd.	656,591	4

UTILITIES 0.5%

AES Corp.	54,000	792

Dominion Energy, Inc.	11,100	758

		1,550

Total Common Stocks (Cost $9,144)		9,291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.2%

U.S. TREASURY BILLS 1.2%
3.693% due 07/07/2026 - 08/27/2026 (c)(d)(i)(k)	$3,340	$3,327

Total Short-Term Instruments (Cost $3,327)		3,327

Total Investments in Securities (Cost $161,186)		157,552

	SHARES
INVESTMENTS IN AFFILIATES 61.9%

MUTUAL FUNDS (f) 41.6%

PIMCO Income Fund	2,763,364	30,010

PIMCO Total Return Fund	10,229,494	89,508

Total Mutual Funds (Cost $117,290)		119,518

SHORT-TERM INSTRUMENTS 20.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.3%

PIMCO Short Asset Portfolio	3,618,717	35,644

PIMCO Short-Term Floating NAV Portfolio III	2,332,582	22,722

Total Short-Term Instruments (Cost $57,667)		58,366

Total Investments in Affiliates (Cost $174,957)		177,884

Total Investments 116.8% (Cost $336,143)		$335,436

Financial Derivative Instruments (h)(j) 1.8% (Cost or Premiums, net $5,420)		5,139

Other Assets and Liabilities, net (18.6)%		(53,271)

Net Assets 100.0%		$287,304

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2041	$3,500	$(3,197)	$(3,189)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	13,800	(11,064)	(11,019)

Total Short Sales (4.9)%				$(14,261)	$(14,208)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

(g)

Securities with an aggregate market value of $8 have been pledged as collateral as of June 30, 2026 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3 Month Euro Euribor Futures	12/2026	50	$	13,914	$44	$1	$(4)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	107		11,758	81	0	(32)
CBOT Soybean Futures	11/2026	8		458	(8)	2	0
CBOT Soybean Meal Futures	12/2026	34		1,031	(57)	1	0
CBOT Soybean Oil Futures	01/2027	3		117	(7)	0	(2)
CBOT U.S. Long Bond Futures	09/2026	47		5,335	85	0	(31)
CME Live Cattle Futures	10/2026	7		663	3	0	(2)
COMEX Silver Futures	09/2026	1		300	(76)	6	0
Euro-BTP Italian Bond Futures	09/2026	73		9,955	79	0	(5)
ICE Brent Crude Oil Futures	01/2027	3		216	(23)	0	(1)
ICE Gas Oil Futures	12/2026	4		322	(11)	3	0
KCBT Hard Red Winter Wheat Futures	12/2026	6		192	(16)	3	0
LME Lead Futures	07/2026	10		460	(37)	0	0
LME Nickel Futures	07/2026	1		97	(16)	0	0
LME Nickel Futures	09/2026	2		195	(16)	0	0
LME Primary Aluminum Futures	07/2026	7		538	(49)	0	0
LME Primary Aluminum Futures	09/2026	8		617	(91)	0	(27)
LME Zinc Futures	07/2026	9		805	71	0	0
LME Zinc Futures	09/2026	9		803	18	13	0
Long Gilt Futures	09/2026	57		6,745	122	10	(34)
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	15		1,196	11	0	0
NYBOT CSC C Coffee Futures	12/2026	1		106	8	7	0
NYBOT CSC Cocoa Futures	09/2026	3		152	28	3	0
NYMEX Henry Hub Natural Gas Futures	09/2026	1		32	1	1	0
NYMEX Light Sweet Crude Oil Futures	11/2026	3		205	(37)	0	(2)
NYMEX NY Harbor ULSD Futures	11/2026	1		124	(13)	2	0
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	5		472	(44)	0	(2)
Ultra U.S. Treasury Bond Futures	09/2026	2		232	9	0	(1)
White Sugar Futures	09/2026	2		47	2	0	0

					$61	$52	$(143)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	22	$	(4,535)	$6	$3	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	88		(9,420)	(29)	16	0
CBOT Corn Futures	09/2026	54		(1,125)	144	0	(18)
CBOT Corn Futures	12/2026	18		(392)	24	0	(5)
CBOT Soybean Futures	01/2027	9		(521)	(2)	0	(2)
CBOT Soybean Meal Futures	01/2027	8		(244)	(1)	0	(1)
CBOT Soybean Oil Futures	12/2026	2		(78)	1	1	0
CBOT Wheat Futures	09/2026	13		(383)	45	0	(6)
CBOT Wheat Futures	12/2026	9		(272)	21	0	(4)
CME Lean Hogs Futures	10/2026	12		(394)	0	0	(2)
COMEX Copper Futures	09/2026	1		(156)	5	0	(2)
Eurex 10 Year Euro BUND Futures	09/2026	42		(6,111)	(69)	6	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	22		(2,664)	(2)	1	0
Eurex 30 Year Euro BUXL Futures	09/2026	15		(1,906)	(40)	4	0
Eurex 5 Year Euro BOBL Futures	09/2026	87		(11,469)	(51)	8	0
French Government Bond Futures	09/2026	74		(10,145)	(39)	18	0
KCBT Hard Red Winter Wheat Futures	09/2026	7		(219)	19	0	(4)
LME Lead Futures	07/2026	10		(460)	26	0	0
LME Lead Futures	09/2026	9		(420)	26	26	0
LME Nickel Futures	07/2026	1		(97)	9	0	0
LME Nickel Futures	09/2026	5		(488)	27	0	0
LME Primary Aluminum Futures	07/2026	7		(538)	91	0	0
LME Primary Aluminum Futures	09/2026	5		(386)	16	0	0
LME Zinc Futures	07/2026	9		(805)	(30)	0	0
LME Zinc Futures	09/2026	1		(89)	2	0	0
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	6		(512)	(5)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
NYBOT CSC C Coffee Futures	09/2026	2	$	(222)	$(21)	$0	$(14)
NYBOT CSC Cocoa Futures	12/2026	2		(104)	(28)	0	(2)
NYBOT CSC Number 11 World Sugar Futures	02/2027	33		(582)	11	0	(2)
NYBOT CTN Number 2 Cotton Futures	12/2026	14		(538)	15	0	(2)
NYMEX Henry Hub Natural Gas Futures	08/2026	21		(671)	(12)	0	(14)
NYMEX Palladium Futures	09/2026	1		(121)	5	1	0
NYMEX Platinum Futures	10/2026	1		(78)	13	1	0
Robusta Coffee Futures 10-Tonne	09/2026	1		(37)	(1)	0	(1)
SFE 10 Year Australian Bond Futures	09/2026	84		(6,387)	(90)	15	(12)
SFE 3 Year Australian Bond Futures	09/2026	72		(5,214)	(29)	4	(3)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	26		(257)	6	0	(1)
TSE Japanese 10 Year Bond Futures	09/2026	26		(20,431)	(56)	74	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	40		(4,499)	(93)	16	0

					$(86)	$194	$(95)

Total Futures Contracts					$(25)	$246	$(238)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$	900	$(7)	$(1)	$(8)	$0	$0
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		4,300	3	(35)	(32)	1	0
CDX.iTraxx Crossover 44 5-Year Index	(5.000)	Quarterly	12/20/2030	EUR	80	(10)	0	(10)	0	0

						$(14)	$(36)	$(50)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.iTraxx Main 45 5-Year Index	1.000%	Quarterly	06/20/2031	EUR	250	$5	$2	$7	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/16/2028	GBP	16,760	$(244)	$17	$(227)	$0	$(16)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		2,500	(87)	0	(87)	0	(4)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		8,050	292	20	312	21	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		930	75	(19)	56	5	0
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/16/2031	INR	175,330	17	(20)	(3)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	09/18/2026	JPY	1,360,000	28	(1)	27	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027		1,182,800	(14)	3	(11)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		220,000	10	(3)	7	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027		110,000	3	(1)	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028		2,727,200	(10)	(25)	(35)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		140,000	(30)	2	(28)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		279,700	46	4	50	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		840,000	(150)	(2)	(152)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		214,500	(6)	(23)	(29)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	06/17/2031		906,200	16	23	39	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		890,000	(180)	(62)	(242)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2032		282,600	(28)	(57)	(85)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		799,700	(340)	(116)	(456)	0	(20)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		450,000	(201)	(55)	(256)	0	(12)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		130,000	(42)	(19)	(61)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/17/2036		182,300	(22)	(27)	(49)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	(42)	(19)	(61)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/17/2045		50,000	(36)	(12)	(48)	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	06/17/2046		80,000	14	17	31	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		160,000	488	11	499	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		95,500	126	26	152	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		461,500	222	222	444	45	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	06/17/2056		56,800	22	20	42	6	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750%	Semi-Annual	09/16/2031	SGD	6,420	$(48)	$23	$(25)	$0	$(1)
Pay(5)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	305,640	(158)	101	(57)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$33,200	(81)	368	287	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		5,900	(26)	80	54	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		4,600	64	24	88	4	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/16/2028		34,700	(667)	(1)	(668)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		22,200	262	(140)	122	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		12,200	57	217	274	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		4,200	57	(84)	(27)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		1,700	(27)	38	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		9,000	(34)	197	163	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		6,700	220	(21)	199	18	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	09/16/2031		4,000	113	7	120	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		24,800	330	(586)	(256)	0	(89)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/16/2033		4,900	129	4	133	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,957	5	36	41	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		17,800	(51)	416	365	86	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		1,200	(3)	4	1	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		100	(4)	4	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		2,000	63	(19)	44	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		100	3	(1)	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		1,100	23	21	44	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		3,048	5	61	66	32	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		1,700	23	20	43	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		4,400	197	142	339	47	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		150	(2)	7	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		1,100	53	(17)	36	12	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	09/16/2056		700	18	5	23	5	0
Receive	1-Year BRL-CDI	12.000	Maturity	01/02/2029	BRL	3,770	36	4	40	0	(1)
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2029		10,300	0	(36)	(36)	4	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	(40)	(40)	4	0
Pay	1-Year BRL-CDI	14.880	Maturity	01/02/2029		8,400	0	28	28	4	0
Receive(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	6,760	5	(7)	(2)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.610	Quarterly	08/22/2029	COP	8,776,600	(8)	146	138	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030		12,958,000	(12)	229	217	3	0
Receive	3-Month COP-IBR Compounded-OIS	9.630	Quarterly	12/17/2030		30,992,800	423	(226)	197	0	(1)
Receive	3-Month ILS-TELBOR	3.800	Annual	07/04/2030	ILS	17,200	(48)	(77)	(125)	7	0
Pay(5)	3-Month KRW-KORIBOR	3.500	Quarterly	09/16/2031	KRW	10,068,300	(73)	(49)	(122)	13	0
Receive(5)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031	MYR	41,160	31	4	35	21	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	50,500	95	16	111	0	(7)
Pay	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		48,500	86	27	113	0	(7)
Pay	6-Month AUD-BBR-BBSW	2.000	Semi-Annual	10/07/2027	AUD	9,300	(300)	39	(261)	0	(3)
Pay	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		4,000	(20)	(87)	(107)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,000	101	(236)	(135)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,100	26	(56)	(30)	0	(1)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		3,800	26	(90)	(64)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.365	Semi-Annual	01/23/2030	CLP	126,100	(3)	(1)	(4)	0	0
Receive	6-Month CLP-CHILIBOR	3.920	Annual	04/21/2030	ILS	25,200	4	(259)	(255)	9	0
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029	CZK	239,100	(197)	35	(162)	0	(13)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	22,300	(266)	30	(236)	0	(12)
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,067)	(380)	(1,447)	0	(9)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		1,800	(41)	17	(24)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		8,100	(128)	(18)	(146)	0	(11)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		1,880	44	(10)	34	2	0
Receive	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	2,614,600	(12)	(219)	(231)	9	0
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	50,500	(166)	(269)	(435)	0	(21)
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029	MXN	24,000	(8)	53	45	0	(3)
Pay	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		204,100	513	76	589	0	(33)
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	4,300	(50)	32	(18)	0	0
Receive	CAONREPO	2.750	Semi-Annual	09/17/2027		1,100	(3)	0	(3)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030		11,900	(185)	120	(65)	2	0
Receive	CAONREPO	2.750	Semi-Annual	09/17/2030		1,300	1	0	1	0	0
Pay	CAONREPO	2.500	Semi-Annual	12/17/2030		6,200	(4)	(55)	(59)	0	(1)
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		1,400	8	(4)	4	0	0
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		3,600	101	(45)	56	2	0
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035		5,100	(44)	27	(17)	0	(2)
Receive	CAONREPO	3.250	Semi-Annual	06/18/2055		200	(6)	11	5	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/17/2056		700	0	(6)	(6)	0	0

							$(693)	$(466)	$(1,159)	$565	$(355)

Total Swap Agreements							$(702)	$(500)	$(1,202)	$566	$(355)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$249	$566	$815	$0	$(329)	$(355)	$(684)

(i)	Securities with an aggregate market value of $1,591 and cash of $4,886 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $3 and liability of $(91) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	24		$16	$0	$0
	07/2026	CNH	205		30	0	0
	07/2026	NZD	987		583	22	0
	07/2026	SGD	41		32	0	0
	07/2026		$472	AUD	662	0	(13)
	07/2026		65	CAD	92	0	0
	07/2026		302	GBP	225	0	(4)
	07/2026		500	NZD	886	3	0
	08/2026	CAD	92		$65	0	0
	08/2026	NZD	886		501	0	(3)
	08/2026		$16	AUD	24	0	0
	09/2026	IDR	9,028,205		$501	0	0

BOA	07/2026	BRL	52		10	0	0
	07/2026	COP	347,552		101	0	(1)
	07/2026	IDR	180,561		10	0	0
	07/2026	INR	5,760		61	0	0
	07/2026	JPY	93,067		585	13	0
	07/2026	KRW	55,249		36	1	0
	07/2026	NOK	1,012		106	3	0
	07/2026	PEN	1,118		324	1	(5)
	07/2026	TWD	634		20	0	0
	07/2026		$10	BRL	52	0	0
	07/2026		192	CNH	1,299	0	(1)
	07/2026		95	COP	347,552	7	0
	07/2026		34	ILS	99	0	0
	07/2026		90	NOK	835	0	(6)
	07/2026		10	TWD	315	0	0
	08/2026	HKD	486		$62	0	0
	08/2026	ILS	598		201	0	0
	08/2026		$33	INR	3,130	0	0
	09/2026	COP	576,175		$146	0	(20)
	09/2026	INR	10,385		109	0	0
	09/2026	MXN	16,205		924	3	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2026		$235	INR	22,403	$0	$0
	09/2026		873	PHP	53,820	0	0
	10/2026	BRL	1,700		$311	0	(11)

BPS	07/2026		25,851		4,953	2	(56)
	07/2026	CHF	163		207	6	0
	07/2026	CNH	5,883		869	3	0
	07/2026	COP	887,318		251	0	(9)
	07/2026	CZK	1,771		85	2	0
	07/2026	GBP	189		253	3	0
	07/2026	IDR	22,416,509		1,251	1	(1)
	07/2026	ILS	1,245		422	4	0
	07/2026	INR	41,690		434	0	(6)
	07/2026	JPY	23,906		150	3	0
	07/2026	KRW	156,167		102	1	0
	07/2026	PEN	169		49	0	0
	07/2026	THB	7,660		234	4	0
	07/2026		$4,977	BRL	25,851	72	(42)
	07/2026		527	CNY	3,594	1	0
	07/2026		112	COP	409,405	7	0
	07/2026		1,172	IDR	20,987,165	2	(2)
	07/2026		1,172	INR	111,526	6	(1)
	07/2026		487	KRW	745,051	0	(6)
	07/2026		49	PEN	169	0	0
	07/2026		1,038	TWD	32,742	0	(10)
	07/2026	ZAR	6,436		$392	0	0
	08/2026	DKK	2,588		395	0	(1)
	08/2026	IDR	2,515,293		140	0	0
	08/2026	ILS	709		244	5	0
	08/2026		$90	BRL	470	0	0
	08/2026		27	GBP	21	0	0
	08/2026		277	INR	26,289	0	0
	09/2026	IDR	3,147,869		$174	0	(1)
	09/2026	INR	50,686		532	0	0
	09/2026	THB	9,591		295	4	0
	09/2026		$775	IDR	13,840,464	2	(9)
	09/2026		141	INR	13,446	0	0
	09/2026		149	PEN	514	0	0
	09/2026		138	THB	4,504	0	(2)
	10/2026	BRL	13,024		$2,394	6	(80)
	12/2026		$125	IDR	2,273,864	1	0
	04/2027	BRL	18,043		$3,303	34	(23)

BRC	07/2026	COP	12,240,795		3,224	0	(337)
	07/2026	ILS	195		66	0	0
	07/2026	MYR	1,511		372	2	0
	07/2026	NZD	1,433		848	34	0
	07/2026	TRY	1,011		21	0	0
	07/2026		$3,556	COP	12,240,795	5	0
	07/2026		10	IDR	180,545	0	0
	07/2026		30	KRW	46,055	0	0
	07/2026		768	TRY	36,562	3	0
	07/2026	ZAR	31,786		$1,957	19	0
	09/2026	COP	12,240,795		3,511	0	(7)
	09/2026	IDR	181,513		10	0	0

BSH	07/2026	AUD	109		76	0	0
	07/2026	BRL	600		116	0	0
	07/2026	JPY	126,682		797	18	0
	07/2026		$120	BRL	600	0	(4)
	07/2026		867	NZD	1,534	5	0
	08/2026	NZD	1,534		$868	0	(5)
	08/2026		$76	AUD	109	0	0
	09/2026	COP	643,692		$176	0	(9)
	09/2026		$1,775	BRL	9,106	0	(37)
	10/2026	BRL	24,600		$4,541	0	(122)
	04/2027		700		132	5	0

CBK	07/2026		362		70	0	0
	07/2026	CNH	68		10	0	0
	07/2026	COP	559,759		160	0	(3)
	07/2026	CZK	10,412		500	10	0
	07/2026	DKK	3,115		486	10	0
	07/2026	EUR	655		764	15	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	HUF	13,601		$44	$0	$0
	07/2026	IDR	724,357		40	0	0
	07/2026	ILS	1,388		478	11	0
	07/2026	INR	26,401		280	1	0
	07/2026	KRW	105,131		69	1	0
	07/2026	NOK	510		55	3	0
	07/2026	PEN	2,028		585	3	(11)
	07/2026	SEK	3,234		350	17	0
	07/2026		$628	AUD	889	0	(13)
	07/2026		70	BRL	362	0	0
	07/2026		355	COP	1,228,929	4	0
	07/2026		178	HUF	54,639	0	(3)
	07/2026		235	IDR	4,221,959	1	0
	07/2026		272	INR	26,401	6	0
	07/2026		108	KRW	164,604	0	(2)
	07/2026		873	PEN	2,976	1	(3)
	07/2026		88	PLN	323	0	(3)
	07/2026		409	SEK	3,840	0	(13)
	07/2026		371	TWD	11,727	0	(3)
	08/2026	ILS	2,175		$754	23	0
	08/2026	PEN	307		90	0	0
	08/2026		$51	INR	4,885	0	0
	09/2026	CLP	888,808		$1,018	53	0
	09/2026	COP	878,885		241	0	(12)
	09/2026	IDR	12,005,309		665	0	(1)
	09/2026	INR	2,869		30	0	0
	09/2026	PEN	1,392		407	1	0
	09/2026	THB	31,429		971	19	(1)
	09/2026		$234	IDR	4,169,714	0	(2)
	09/2026		148	MXN	2,645	2	0
	09/2026		421	PEN	1,441	0	(1)
	10/2026	COP	379,961		$108	0	0
	10/2026		$270	PEN	930	1	0
	11/2026	COP	62,385		$17	0	(1)
	12/2026	PEN	8,557		2,448	0	(40)
	12/2026		$430	IDR	7,810,947	1	0
	01/2027	PEN	1,141		$337	6	0

DUB	07/2026	BRL	2,107		407	0	(1)
	07/2026	COP	660,263		192	0	(1)
	07/2026	CZK	1,914		92	2	0
	07/2026	IDR	539,734		30	0	0
	07/2026	INR	1,537		16	0	0
	07/2026	NOK	1,160		125	8	0
	07/2026		$3	AUD	5	0	0
	07/2026		415	BRL	2,107	0	(7)
	07/2026		383	COP	1,320,526	2	0
	07/2026		34	IDR	603,893	0	0
	07/2026		24	INR	2,255	0	0
	07/2026		179	PLN	666	0	(2)
	07/2026	ZAR	14,781		$913	12	0
	09/2026	IDR	9,336,557		518	0	0
	09/2026	INR	2,271		24	0	0
	09/2026		$204	IDR	3,698,960	2	0
	09/2026		1	PEN	3	0	0
	10/2026	PEN	2,138		$626	3	0
	12/2026		$159	IDR	2,887,853	0	0

FAR	07/2026	AUD	50		$35	0	0
	07/2026	CNH	5,853		865	3	0
	07/2026	HUF	51,200		166	1	0
	07/2026	JPY	2,938		18	0	0
	07/2026	PEN	765		219	0	(5)
	07/2026	SEK	361		37	0	0
	07/2026	SGD	4,066		3,187	44	0
	07/2026		$2,979	CNH	20,266	5	0
	07/2026		4,153	JPY	671,931	0	(20)
	07/2026		459	PLN	1,693	0	(9)
	07/2026	ZAR	21,057		$1,276	0	(8)
	08/2026	CNH	20,221		2,979	0	(5)
	08/2026	ILS	1,072		374	14	0
	08/2026	JPY	670,173		4,153	20	0
	08/2026		$35	AUD	50	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026		$442	PEN	1,495	$0	$(5)
	08/2026		37	SEK	360	0	0
	09/2026	PEN	692		$201	0	0
	09/2026		$791	INR	75,808	5	0
	09/2026		120	MXN	2,119	0	0

GLM	07/2026	BRL	16,000		$2,968	0	(131)
	07/2026	IDR	4,491,178		251	0	0
	07/2026	INR	4,802		50	0	(1)
	07/2026	KRW	365,190		239	3	0
	07/2026	MYR	2,137		527	4	0
	07/2026	PEN	309		91	0	0
	07/2026		$3,116	BRL	16,000	8	(25)
	07/2026		4,405	CAD	6,268	15	0
	07/2026		51	COP	178,420	1	0
	07/2026		251	IDR	4,491,178	1	0
	07/2026		63	KRW	97,289	0	0
	07/2026		19	MYR	79	0	0
	07/2026		91	PEN	309	0	0
	07/2026		16	PLN	60	0	0
	07/2026		30	TWD	948	0	0
	08/2026	BRL	713		$137	0	0
	08/2026	CAD	6,259		4,405	0	(15)
	08/2026		$88	INR	8,445	1	0
	09/2026	COP	880,677		$237	0	(16)
	09/2026	IDR	8,894,557		492	1	(2)
	09/2026	THB	19,511		603	12	0
	09/2026		$830	IDR	14,917,155	2	(4)
	09/2026		882	INR	85,042	11	0
	09/2026		20	MYR	81	0	0
	11/2026	COP	183,576		$51	0	(2)
	04/2027	BRL	5,900		1,099	23	0

IND	07/2026	DKK	5,568		869	18	0

JPM	07/2026	AUD	1,380		966	10	0
	07/2026	BRL	10,863		2,068	4	(40)
	07/2026	ILS	1,607		539	0	(1)
	07/2026	INR	8,721		92	0	0
	07/2026	KRW	30,068		19	0	0
	07/2026	PHP	613		10	0	0
	07/2026	TWD	634		20	0	0
	07/2026		$23	AUD	33	0	(1)
	07/2026		2,100	BRL	10,862	5	(1)
	07/2026		617	GBP	460	0	(7)
	07/2026		481	HUF	146,996	0	(9)
	07/2026		34	IDR	606,043	0	0
	07/2026		436	ILS	1,227	0	(24)
	07/2026		92	INR	8,721	0	0
	07/2026		49	KRW	76,050	0	0
	07/2026		349	NOK	3,452	0	0
	07/2026		242	PLN	881	0	(8)
	07/2026		189	THB	6,326	1	0
	08/2026	HKD	1,807		$231	0	0
	08/2026	ILS	3,725		1,282	29	0
	08/2026	NOK	3,453		349	0	0
	08/2026		$965	AUD	1,380	0	(10)
	08/2026		110	INR	10,416	0	0
	09/2026	IDR	609,411		$34	0	0
	09/2026	MXN	11,969		689	9	0
	09/2026	THB	15,109		462	6	(2)
	09/2026		$466	INR	44,403	1	0
	09/2026		930	MXN	16,178	0	(11)
	10/2026	BRL	3,200		$583	0	(24)
	10/2026		$1,236	BRL	6,503	0	(4)
	12/2026		160	MXN	2,821	0	(1)
	04/2027	BRL	1,200		$220	1	0

MBC	07/2026	AUD	570		408	14	0
	07/2026	CHF	2,692		3,420	90	(1)
	07/2026	COP	651,079		172	0	(18)
	07/2026	EUR	252		291	3	0
	07/2026	IDR	55,991		3	0	0
	07/2026	INR	2,834		29	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	JPY	118,042		$743	$17	$0
	07/2026	KRW	950,962		627	13	0
	07/2026	NOK	2,757		297	19	0
	07/2026	SEK	220		23	0	0
	07/2026		$1,368	DKK	8,967	3	0
	07/2026		321	EUR	276	0	(5)
	07/2026		28	IDR	505,549	0	0
	07/2026		24	INR	2,264	0	0
	07/2026		112	NOK	1,113	0	0
	08/2026	DKK	8,951		$1,368	0	(3)
	08/2026	ILS	389		130	0	(1)
	08/2026	NOK	1,114		112	0	0
	08/2026		$17	AUD	24	0	0
	08/2026		39	INR	3,689	0	0
	08/2026		23	SEK	220	0	0
	09/2026	INR	2,280		$24	0	0
	09/2026	THB	3,525		106	0	(1)
	09/2026		$429	INR	41,118	3	0

MYI	07/2026	INR	2,839		$30	0	0
	07/2026		$461	DKK	2,970	0	(7)

NGF	07/2026	GBP	4		$6	0	0
	07/2026	IDR	4,157,119		232	0	0
	07/2026	INR	3,597		37	0	(1)
	07/2026		$233	IDR	4,157,119	0	(1)
	08/2026		6	GBP	4	0	0
	09/2026	IDR	4,180,433		$233	1	0
	09/2026		$143	IDR	2,545,717	0	(2)

RYL	07/2026		388	AUD	545	0	(11)

SCX	07/2026	CAD	73		$51	0	0
	07/2026	INR	4,716		49	0	(1)
	07/2026		$10	CNH	68	0	0
	07/2026		1,234	CNY	8,419	3	0
	07/2026		78	IDR	1,405,650	0	0
	07/2026		19	INR	1,776	0	0
	08/2026	HKD	1,705		$218	0	0
	08/2026		$219	INR	20,975	2	0
	09/2026	IDR	4,786,238		$265	0	(1)
	09/2026	INR	1,788		19	0	0
	09/2026	THB	7,033		217	4	0
	09/2026		$442	IDR	7,938,904	1	(2)

SOG	07/2026	CNH	9,623		$1,422	5	0
	07/2026	DKK	5,846		910	17	0
	07/2026	EUR	4,223		4,926	101	0
	07/2026	GBP	492		650	0	(3)
	07/2026	JPY	307,379		1,935	44	0
	07/2026	PEN	478		141	1	0
	07/2026		$3,598	CHF	2,911	5	0
	07/2026		5,521	EUR	4,853	25	0
	07/2026		140	PEN	478	0	0
	07/2026		3,176	SGD	4,113	3	0
	08/2026	CAD	74		$52	0	0
	08/2026	CHF	2,900		3,598	0	(5)
	08/2026	EUR	4,854		5,528	0	(25)
	08/2026	SGD	4,104		3,176	0	(3)
	08/2026		$650	GBP	492	3	0
	09/2026	COP	485,827		$131	0	(9)
	09/2026		$141	PEN	478	0	(1)

SSB	07/2026	CAD	6,443		$4,672	130	0
	07/2026	CHF	56		71	2	0
	07/2026	KRW	562,759		363	0	(1)
	07/2026		$57	CAD	81	0	0
	08/2026	CAD	81		$57	0	0

UAG	07/2026	ILS	467		163	6	0
	07/2026		$183	PLN	667	0	(5)
	09/2026	COP	31,563,256		$8,209	0	(861)
	09/2026	THB	697		21	0	0

Total Forward Foreign Currency Contracts						$1,304	$(2,317)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	2,100	$21	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	100	1	0

						$22	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,117	$2,667
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,434

							$6,233	$6,101

Total Purchased Options							$6,255	$6,101

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,100	$(8)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	100	0	0

Total Written Options						$(8)	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	1,339	$(40)	$41	$1	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		249	(15)	15	0	0
MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		5,842	0	5	5	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		1,600	(3)	8	5	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		2,312	(67)	69	2	0

							$(125)	$138	$13	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	Receive	BCPMXWO Index	1,005,732	4.280% (FEDL01 plus a specified spread)	Monthly	10/07/2026	$174,468	$0	$(90)	$0	$(90)
JPM	Pay	Sky Works Solutions,Inc.	6,336	3.960% (SOFR plus a specified spread)	Monthly	10/29/2026	430	0	2	2	0
MYI	Pay	Fox Corp.	5,331	4.310% (SOFR plus a specified spread)	Monthly	06/16/2027	278	0	0	0	0
RBC	Pay	Kimberly - Clark Corp.	6,962	3.810% (SOFR plus a specified spread)	Monthly	11/06/2026	764	0	(7)	0	(7)
	Pay	Cintas Corp.	926	3.760% (SOFR plus a specified spread)	Monthly	03/12/2027	158	0	1	1	0
	Pay	Union Pacific Corp.	2,145	3.810% (SOFR plus a specified spread)	Monthly	03/24/2027	583	0	(1)	0	(1)
	Pay	NextEra Energy, Inc.	9,033	3.760% (SOFR plus a specified spread)	Monthly	05/19/2027	793	0	2	2	0

								$0	$(93)	$5	$(98)

Total Swap Agreements								$(125)	$45	$18	$(98)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$25	$0	$0	$25	$(20)	$0	$0	$(20)	$5	$0	$5
BOA	28	0	0	28	(44)	0	0	(44)	(16)	0	(16)
BPS	169	0	0	169	(249)	0	0	(249)	(80)	63	(17)
BRC	63	0	0	63	(344)	0	(90)	(434)	(371)	915	544
BSH	28	0	0	28	(177)	0	0	(177)	(149)	324	175
CBK	189	0	0	189	(112)	0	0	(112)	77	0	77
DUB	29	0	0	29	(11)	0	0	(11)	18	0	18
FAR	92	0	0	92	(52)	0	0	(52)	40	0	40
GLM	82	0	0	82	(196)	0	0	(196)	(114)	0	(114)
GST	0	0	1	1	0	0	0	0	1	0	1
IND	18	0	0	18	0	0	0	0	18	0	18
JPM	66	0	2	68	(143)	0	0	(143)	(75)	10	(65)
MBC	162	0	0	162	(30)	0	0	(30)	132	0	132
MYC	0	6,101	0	6,101	0	0	0	0	6,101	3	6,104
MYI	0	0	5	5	(7)	0	0	(7)	(2)	0	(2)
NGF	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
RBC	0	0	3	3	0	0	(8)	(8)	(5)	0	(5)
RYL	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
SAL	0	0	5	5	0	0	0	0	5	0	5
SCX	10	0	0	10	(4)	0	0	(4)	6	0	6
SOG	204	0	0	204	(46)	0	0	(46)	158	0	158
SSB	132	0	0	132	(1)	0	0	(1)	131	0	131
UAG	6	0	2	8	(866)	0	0	(866)	(858)	743	(115)

Total Over the Counter	$1,304	$6,101	$18	$7,423	$(2,317)	$0	$(98)	$(2,415)

(k)

Securities with an aggregate market value of $2,057 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$73	$0	$0	$0	$176	$249
Swap Agreements	0	1	0	0	565	566

	$73	$1	$0	$0	$741	$815

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,304	$0	$1,304
Purchased Options	0	0	0	0	6,101	6,101
Swap Agreements	0	13	5	0	0	18

	$0	$13	$5	$1,304	$6,101	$7,423

	$73	$14	$5	$1,304	$6,842	$8,238

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$174	$0	$33	$0	$122	$329
Swap Agreements	0	0	0	0	355	355

	$174	$0	$33	$0	$477	$684

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,317	$0	$2,317
Swap Agreements	0	0	98	0	0	98

	$0	$0	$98	$2,317	$0	$2,415

	$174	$0	$131	$2,317	$477	$3,099

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$755	$0	$(19)	$0	$1,140	$1,876
Swap Agreements	0	0	0	0	(2,048)	(2,048)

	$755	$0	$(19)	$0	$(908)	$(172)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,102)	$0	$(2,102)
Purchased Options	0	0	0	154	0	154
Written Options	0	0	0	4	(6)	(2)
Swap Agreements	0	435	26,178	0	0	26,613

	$0	$435	$26,178	$(1,944)	$(6)	$24,663

	$755	$435	$26,159	$(1,944)	$(914)	$24,491

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(137)	$0	$0	$0	$(328)	$(465)
Swap Agreements	0	(29)	0	0	1,130	1,101

	$(137)	$(29)	$0	$0	$802	$636

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(454)	$0	$(454)
Purchased Options	0	0	0	(20)	(1)	(21)
Written Options	0	0	0	6	(137)	(131)
Swap Agreements	0	(436)	1,016	0	0	580

	$0	$(436)	$1,016	$(468)	$(138)	$(26)

	$(137)	$(465)	$1,016	$(468)	$664	$610

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)	June 30, 2026	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15	$0	$15
Industrials	0	539	0	539
Convertible Bonds & Notes
Banking & Finance	0	3	0	3
U.S. Government Agencies	0	61,577	0	61,577
U.S. Treasury Obligations	0	15,712	0	15,712
Non-Agency Mortgage-Backed Securities	0	7,053	0	7,053
Asset-Backed Securities
Automobile Sequential	0	528	0	528
Home Equity Other	0	6,370	0	6,370
Home Equity Sequential	0	4,342	0	4,342
Manufacturing House ABS Other	0	463	0	463
Whole Loan Collateral	0	1,717	0	1,717
Other ABS	0	1,556	0	1,556
Sovereign Issues	0	45,059	0	45,059
Common Stocks
Communication Services	1,490	0	0	1,490
Consumer Discretionary	555	0	0	555
Consumer Staples	910	0	0	910
Financials	478	0	0	478
Health Care	1,650	0	0	1,650
Industrials	1,340	0	0	1,340
Information Technology	1,118	0	0	1,118
Materials	196	0	0	196
Real Estate	4	0	0	4
Utilities	1,550	0	0	1,550
Short-Term Instruments
U.S. Treasury Bills	0	3,327	0	3,327

	$9,291	$148,261	$0	$157,552

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Mutual Funds	$119,518	$0	$0	$119,518
Short-Term Instruments
Central Funds Used for Cash Management Purposes	58,366	0	0	58,366

	$177,884	$0	$0	$177,884

Total Investments	$187,175	$148,261	$0	$335,436

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,208)	$0	$(14,208)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	211	601	0	812
Over the counter	0	7,423	0	7,423

	$211	$8,024	$0	$8,235

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(174)	(419)	0	(593)
Over the counter	0	(2,415)	0	(2,415)

	$(174)	$(2,834)	$0	$(3,008)

Total Financial Derivative Instruments	$37	$5,190	$0	$5,227

Totals	$187,212	$139,243	$0	$326,455

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2026	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these consolidated financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Advantage Fund and PIMCO National Municipal Opportunistic Advantage Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

The Portfolio has established PIMCO Cayman Commodity Portfolio II, Ltd., a Cayman Islands exempted company, (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Notes to Financial Statements	(Cont.)

realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual consolidated financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s consolidated financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s consolidated financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Notes to Financial Statements	(Cont.)

clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than

ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust

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cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

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Notes to Financial Statements	(Cont.)

market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon

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request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$30,975	$813	$(1,433)	$30	$(375)	$30,010	$818	$0

PIMCO Short Asset Portfolio	45,729	857	(11,062)	19	101	35,644	863	0

PIMCO Short-Term Floating NAV Portfolio III	14,143	116,279	(107,700)	1	(1)	22,722	481	0

PIMCO Total Return Fund	92,539	2,052	(3,988)	47	(1,142)	89,508	2,064	0

Totals	$183,386	$120,001	$(124,183)	$97	$(1,417)	$177,884	$4,226	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

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Notes to Financial Statements	(Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the

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timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s consolidated financial statements is described below.

(a) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

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Notes to Financial Statements	(Cont.)

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the

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amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of

Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

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Notes to Financial Statements	(Cont.)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of

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the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. There is no guarantee that the Portfolio’s asset allocation strategy will be successful or that the markets in which the Portfolio invests will perform as expected.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

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Notes to Financial Statements	(Cont.)

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the

Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in

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the Portfolio. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence and machine learning (AI), programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and

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Notes to Financial Statements	(Cont.)

limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Value Investing Risk is the risk that value stocks may decrease in price or may not increase in price as anticipated by PIMCO if they continue to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio

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to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique

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Notes to Financial Statements	(Cont.)

operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the consolidated financial

42	PIMCO VARIABLE INSURANCE TRUST

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statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.90%	0.05%	0.05%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the

Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to

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Notes to Financial Statements	(Cont.)

review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $3,380.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

12 months	13-24 months	25-36 months	Total
$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2027, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Fund Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds (for purposes of this expense reduction, this term includes funds of PIMCO ETF Trust), up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $277,970.

The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $8,157. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

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10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$496,193	$493,421	$10,968	$13,184

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	0	$1	6	$61

Administrative Class	20	237	68	720

Advisor Class	137	1,642	292	3,070
Issued as reinvestment of distributions

Institutional Class	1	10	4	43

Administrative Class	37	418	18	188

Advisor Class	2,407	27,572	1,173	12,469
Cost of shares redeemed

Institutional Class	0	(4)	(142)	(1,472)

Administrative Class	(45)	(543)	(135)	(1,412)

Advisor Class	(2,843)	(33,562)	(5,777)	(62,659)

Net increase (decrease) resulting from Portfolio share transactions	(286)	$(4,229)	(4,493)	$(48,992)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 90% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity

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Notes to Financial Statements	(Cont.)

Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 0.9% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income.

Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of its Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

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There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s Prospectus.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$4,327	$16,213

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$327,302	$12,217	$(14,510)	$(2,293)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

17. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolio’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective October 01, 2026, the Investment Advisory Fee for all share classes of the PIMCO Global Managed Asset Allocation Portfolio is decreased by 0.35% to 0.55%, causing the Portfolio’s Total Annual Portfolio Operating Expenses to decrease.

There were no other subsequent events identified that require recognition or disclosure.

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Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade	OTC	Over the Counter

COMEX	Commodity Exchange, Inc.	LME	London Metal Exchange	SFE	Sydney Futures Exchange

EUREX	Eurex Exchange

Index/Spread Abbreviations:

BCPMXWO	Barclays Custom Equity Index	CMBX	Commercial Mortgage-Backed Index	SIBCSORA	Singapore Overnight Rate Average

BOBL	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate

Brent	Brent Crude	FEDL01	Federal funds effective rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	ULSD	Ultra-Low Sulfur Diesel

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	THB-THOR	Thai Overnight Repurchase Rate

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

48	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Managed Asset Allocation Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.5886	$0.0000	$0.0000	$0.5886

June 2026	$0.5900	$0.0000	$0.0000	$0.5900

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.5849	$0.0000	$0.0000	$0.5849

June 2026	$0.5861	$0.0000	$0.0000	$0.5861

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.5828	$0.0000	$0.0000	$0.5828

June 2026	$0.5830	$0.0000	$0.0000	$0.5830

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

50	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

52	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLALLOCFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO High Yield Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade

2	PIMCO VARIABLE INSURANCE TRUST

tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO High Yield Portfolio	04/30/98	07/01/02	04/30/98	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO High Yield Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO High Yield Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total(c)	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2026 - 06/30/2026+	$7.41	$0.20	$(0.09)	$0.11	$(0.23)	$0.00	$0.00	$(0.23)

12/31/2025	7.24	0.42	0.22	0.64	(0.47)	0.00	0.00	(0.47)

12/31/2024	7.18	0.43	0.06	0.49	(0.43)	0.00	0.00	(0.43)

12/31/2023	6.77	0.38	0.43	0.81	(0.40)	0.00	0.00	(0.40)

12/31/2022	7.94	0.34	(1.14)	(0.80)	(0.37)	0.00	0.00	(0.37)

12/31/2021	8.01	0.35	(0.05)	0.30	(0.37)	0.00	0.00	(0.37)
Administrative Class

01/01/2026 - 06/30/2026+	7.41	0.20	(0.09)	0.11	(0.23)	0.00	0.00	(0.23)

12/31/2025	7.24	0.41	0.22	0.63	(0.46)	0.00	0.00	(0.46)

12/31/2024	7.18	0.42	0.06	0.48	(0.42)	0.00	0.00	(0.42)

12/31/2023	6.77	0.37	0.43	0.80	(0.39)	0.00	0.00	(0.39)

12/31/2022	7.94	0.33	(1.14)	(0.81)	(0.36)	0.00	0.00	(0.36)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	0.00	(0.35)
Advisor Class

01/01/2026 - 06/30/2026+	7.41	0.19	(0.09)	0.10	(0.22)	0.00	0.00	(0.22)

12/31/2025	7.24	0.40	0.22	0.62	(0.45)	0.00	0.00	(0.45)

12/31/2024	7.18	0.41	0.06	0.47	(0.41)	0.00	0.00	(0.41)

12/31/2023	6.77	0.36	0.43	0.79	(0.38)	0.00	0.00	(0.38)

12/31/2022	7.94	0.33	(1.15)	(0.82)	(0.35)	0.00	0.00	(0.35)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	0.00	(0.35)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)	Ratio of expenses to average net assets includes line of credit expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.29	1.53%	$22,881	0.67	%*(e)	0.67	%*(e)	0.61	%*	0.61	%*	5.63	%*	37%

7.41	9.12	22,083	0.66	(e)	0.66	(e)	0.60		0.60		5.74		65

7.24	7.05	18,224	0.65	(e)	0.65	(e)	0.60		0.60		5.95		76

7.18	12.38	13,071	0.62	(e)	0.62	(e)	0.60		0.60		5.54		48

6.77	(10.15)	13,791	0.61	(e)	0.61	(e)	0.60		0.60		4.87		16

7.94	3.79	13,115	0.62	(e)	0.62	(e)	0.60		0.60		4.38		29

7.29	1.46	405,107	0.82	*(e)	0.82	*(e)	0.76	*	0.76	*	5.48	*	37

7.41	8.95	427,355	0.81	(e)	0.81	(e)	0.75		0.75		5.59		65

7.24	6.89	463,597	0.80	(e)	0.80	(e)	0.75		0.75		5.81		76

7.18	12.22	499,307	0.77	(e)	0.77	(e)	0.75		0.75		5.39		48

6.77	(10.28)	533,896	0.76	(e)	0.76	(e)	0.75		0.75		4.69		16

7.94	3.63	691,740	0.77	(e)	0.77	(e)	0.75		0.75		4.21		29

7.29	1.41	22,921	0.92	*(e)	0.92	*(e)	0.86	*	0.86	*	5.38	*	37

7.41	8.85	22,498	0.91	(e)	0.91	(e)	0.85		0.85		5.49		65

7.24	6.78	20,757	0.90	(e)	0.90	(e)	0.85		0.85		5.71		76

7.18	12.11	17,621	0.87	(e)	0.87	(e)	0.85		0.85		5.28		48

6.77	(10.38)	14,493	0.86	(e)	0.86	(e)	0.85		0.85		4.62		16

7.94	3.53	15,295	0.87	(e)	0.87	(e)	0.85		0.85		4.09		29

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO High Yield Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$409,122
Investments in Affiliates	33,836
Financial Derivative Instruments
Exchange-traded or centrally cleared	116
Over the counter	76
Cash	1,818
Deposits with counterparty	3,675
Foreign currency, at value	211
Receivable for investments sold	70
Receivable for investments sold on a delayed-delivery basis	45
Receivable for investments in Affiliates sold	200
Receivable for Portfolio shares sold	144
Interest and/or dividends receivable	6,348
Dividends receivable from Affiliates	107
Reimbursement receivable from PIMCO	5
Total Assets	455,773

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$208
Over the counter	17
Payable for investments purchased	3,418
Payable for investments in Affiliates purchased	112
Payable for unfunded loan commitments	742
Payable for Portfolio shares redeemed	84
Accrued investment advisory fees	92
Accrued supervisory and administrative fees	129
Accrued distribution fees	4
Accrued servicing fees	50
Other liabilities	8
Total Liabilities	4,864

Commitments and Contingent Liabilities^

Net Assets	$450,909

Net Assets Consist of:

Paid in capital	$502,623
Distributable earnings (accumulated loss)	(51,714)

Net Assets	$450,909

Net Assets:

Institutional Class	$22,881
Administrative Class	405,107
Advisor Class	22,921

Shares Issued and Outstanding:

Institutional Class	3,139
Administrative Class	55,575
Advisor Class	3,144

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.29
Administrative Class	7.29
Advisor Class	7.29

Cost of investments in securities	$406,604
Cost of investments in Affiliates	$33,787
Cost of foreign currency held	$194
Cost or premiums of financial derivative instruments, net	$4,718

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO High Yield Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$13,613
Dividends from Investments in Affiliates	598
Total Income	14,211

Expenses:

Investment advisory fees	565
Supervisory and administrative fees	790
Distribution and/or servicing fees - Administrative Class	306
Distribution and/or servicing fees - Advisor Class	27
Trustee fees	15
Interest expense	128
Miscellaneous expense	18
Total Expenses	1,849
Waiver and/or Reimbursement by PIMCO	(7)
Net Expenses	1,842

Net Investment Income (Loss)	12,369

Net Realized Gain (Loss):

Investments in securities	(2,257)
Investments in Affiliates	15
Exchange-traded or centrally cleared financial derivative instruments	(1,440)
Over the counter financial derivative instruments	37
Short sales	2
Foreign currency	(3)

Net Realized Gain (Loss)	(3,646)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(4,768)
Investments in Affiliates	23
Exchange-traded or centrally cleared financial derivative instruments	1,982
Over the counter financial derivative instruments	86
Foreign currency assets and liabilities	(8)

Net Change in Unrealized Appreciation (Depreciation)	(2,685)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,038

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO High Yield Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$12,369	$27,335
Net realized gain (loss)	(3,646)	5,625
Net change in unrealized appreciation (depreciation)	(2,685)	8,612

Net Increase (Decrease) in Net Assets Resulting from Operations	6,038	41,572

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(698)	(1,261)
Administrative Class	(12,762)	(28,129)
Advisor Class	(662)	(1,321)

Total Distributions(a)	(14,122)	(30,711)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(12,943)	(41,503)

Total Increase (Decrease) in Net Assets	(21,027)	(30,642)

Net Assets:

Beginning of period	471,936	502,578
End of period	$450,909	$471,936

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Portfolio	June 30, 2026 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%

Asurion LLC
7.413% (TSFR3M + 3.663%) due 02/23/2033 ~	$675	$640

CoreWeave Financing DDTL V LLC
TBD% - 8.232% (TSFR3M + 3.732%) due 11/17/2031 ~µ	1,150	1,175

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~	3,335	3,340

IRB Holding Corp.
6.144% (TSFR1M + 3.644%) due 12/16/2030 ~	1,188	1,190

QuidelOrtho Corp.
7.644% (TSFR1M + 3.644%) due 08/20/2032 ~	2,338	2,305

TransDigm, Inc.
5.894% (TSFR1M + 3.644%) due 03/22/2030 ~	3,046	3,050
6.144% (TSFR1M + 3.644%) due 02/28/2031 ~	1,274	1,276

U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~	3,137	3,092

Virgin Media Bristol LLC
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~	1,547	1,486

Whatabrands LLC
6.144% (TSFR1M + 3.644%) due 08/03/2028 ~	1,876	1,875

Total Loan Participations and Assignments (Cost $19,299)		19,429

CORPORATE BONDS & NOTES 82.3%

BANKING & FINANCE 10.5%

123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~	250	263

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% due 04/15/2028	1,000	1,009

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	945	932

Armor RE II Ltd.
12.050% (BRMMUSDF + 8.500%) due 01/07/2032 ~	250	264

Black Pearl Compute LLC
6.125% due 02/15/2031	460	466

Blackstone Secured Lending Fund
5.250% due 09/04/2029	200	197

Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~	250	250

Bread Financial Holdings, Inc.
6.750% due 05/15/2031	325	333

Burford Capital Global Finance LLC
6.875% due 04/15/2030	210	200
7.500% due 07/15/2033	350	297
9.250% due 07/01/2031	150	146

Cape Lookout Re Ltd.
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~	250	261

Coinbase Global, Inc.
3.625% due 10/01/2031	625	545

CRC Insurance Group LLC
7.125% due 06/01/2031	525	524

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030	200	197

CTR Partnership LP/CareTrust Capital Corp.
3.875% due 06/30/2028	600	585

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Diversified Healthcare Trust
4.375% due 03/01/2031		$1,300	$1,191
7.250% due 10/15/2030		280	289

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030		475	473

Encore Capital Group, Inc.
8.500% due 05/15/2030		2,250	2,391

First Eagle Holdings, Inc.
7.250% due 08/15/2032		200	202

Freedom Mortgage Corp.
6.625% due 01/15/2027		450	450

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		200	204
9.250% due 02/01/2029		450	467

FS KKR Capital Corp.
6.125% due 01/15/2031		575	553
7.500% due 08/01/2031		750	747

FTAI Aviation Investors LLC
5.500% due 05/01/2028		1,600	1,597
5.875% due 04/15/2033		200	200
7.000% due 05/01/2031		700	726

Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		250	252

Howard Hughes Corp.
5.875% due 03/01/2032		200	198

Iron Mountain, Inc.
4.500% due 02/15/2031		1,700	1,627
4.875% due 09/15/2027		935	934
6.250% due 01/15/2035		465	467

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		450	463
7.125% due 04/30/2031		2,975	3,078

Jefferson Capital Holdings LLC
9.500% due 02/15/2029		900	943

Lehman Brothers Holdings, Inc.
1.000% due 12/31/2049		539	0

Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~		250	249
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~		250	251

MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	178

MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032		$350	359

Newmark Group, Inc.
7.500% due 01/12/2029		2,825	2,961

Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028		1,000	998
7.050% due 09/15/2028		150	154

OneMain Finance Corp.
3.500% due 01/15/2027		900	893
3.875% due 09/15/2028		225	218
5.375% due 11/15/2029		225	221
6.625% due 01/15/2028		1,850	1,878
6.625% due 05/15/2029		1,100	1,123
7.125% due 11/15/2031		445	454

Orange Capital RE DAC
8.103% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	297

Osaic Holdings, Inc.
6.750% due 08/01/2032		$175	175

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029		475	483

Quercus Re DAC
10.149% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	290

Rfna LP
7.875% due 02/15/2030		$75	76

RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029		1,300	1,277
7.250% due 07/15/2028		200	204

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Rocket Cos., Inc.
6.125% due 08/01/2031		$425	$434
6.500% due 06/15/2034		200	205

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.000% due 10/15/2033		375	338

Service Properties Trust
0.000% due 09/30/2028 (d)		550	511

SLM Corp.
6.500% due 01/31/2030		10	10

Starwood Property Trust, Inc.
5.250% due 10/15/2028		425	423
5.750% due 01/15/2031		1,650	1,642
6.125% due 06/01/2031		450	453
6.500% due 07/01/2030		375	384

Stingray Compute LLC
6.000% due 06/15/2031		700	702

Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC
6.125% due 07/15/2033 (a)		200	200

Stonex Escrow Issuer LLC
6.875% due 07/15/2032		300	309

Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~		250	250
9.586% (JMMMUSTF + 6.036%) due 06/07/2032 ~		250	257
10.656% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	258

Vornado Realty LP
3.400% due 06/01/2031		800	735
5.750% due 02/01/2033		1,400	1,406

Windmill III Re DAC
7.285% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	294

Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	250

Winston RE Ltd.
10.020% (BNMMDTSC + 6.500%) due 02/21/2028 ~		250	257

WS Escrow LLC
7.750% due 06/01/2033		350	360

WULF Compute LLC
7.750% due 10/15/2030		925	972

			47,310

INDUSTRIALS 68.2%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		325	313
4.000% due 10/15/2030		5,150	4,865

1261229 BC Ltd.
10.000% due 04/15/2032		2,000	2,027

A&K Travel Group Holdings Ltd.
7.500% due 05/15/2033		625	631

Academy Ltd.
5.875% due 05/15/2031		575	575

ADI Escrow Issuer LLC
7.125% due 07/15/2034		125	128

ADT Security Corp.
4.875% due 07/15/2032		300	284

Advanced Drainage Systems, Inc.
5.375% due 03/01/2034		350	343

Ahlstrom Holding 3 OYJ
4.875% due 02/04/2028		650	643

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030		1,720	1,782

Allison Transmission, Inc.
3.750% due 01/30/2031		1,475	1,380

Altice France SA
6.875% due 10/15/2030		1,287	1,249
9.500% due 11/01/2029		495	503

Amber Finco PLC
6.625% due 07/15/2029	EUR	100	119

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Amentum Holdings, Inc.
7.250% due 08/01/2032		$221	$228

American Axle & Manufacturing, Inc.
6.375% due 10/15/2032		350	349

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		550	525
4.000% due 01/15/2028		2,000	1,968

APi Group DE, Inc.
4.125% due 07/15/2029		800	768
4.750% due 10/15/2029		235	230
5.750% due 06/01/2034		425	421

APLD ComputeCo 2 LLC
6.750% due 03/15/2031		625	628

APLD ComputeCo 3 LLC
7.000% due 06/15/2031		625	625

Aramark Services, Inc.
5.000% due 02/01/2028		1,540	1,538

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/2029		875	875

ATI, Inc.
5.875% due 06/15/2033		150	152

Axalta Coating Systems LLC
3.375% due 02/15/2029		700	670

Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.750% due 06/15/2027		700	698

Axon Enterprise, Inc.
6.125% due 03/15/2030		1,975	2,019

B&G Foods, Inc.
8.000% due 09/15/2028		2,525	2,530

Ball Corp.
2.875% due 08/15/2030		1,400	1,278

Bath & Body Works, Inc.
6.950% due 03/01/2033		200	202

Bausch & Lomb Corp.
8.375% due 10/01/2028		1,075	1,106

BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	225	244

Beazer Homes USA, Inc.
8.000% due 01/15/2032		$200	201

Beignet Investor LLC
6.581% due 05/30/2049		4,525	4,618

BioMarin Pharmaceutical, Inc.
5.500% due 02/15/2034		1,200	1,180

Block, Inc.
3.500% due 06/01/2031		875	806
5.625% due 08/15/2030		2,775	2,783
6.000% due 08/15/2033		375	378
6.500% due 05/15/2032		800	817

Bombardier, Inc.
8.750% due 11/15/2030		700	741

Borr IHC Ltd./Borr Finance LLC
8.750% due 01/15/2032		525	513
9.000% due 01/15/2034		360	348

Brightstar Lottery PLC
5.250% due 01/15/2029		200	199

Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% due 01/15/2033		200	196

Builders FirstSource, Inc.
4.250% due 02/01/2032		850	792
5.000% due 03/01/2030		1,525	1,496

BWX Technologies, Inc.
4.125% due 06/30/2028		800	785
4.125% due 04/15/2029		200	194

Caesars Entertainment, Inc.
4.625% due 10/15/2029		75	72
6.000% due 10/15/2032		25	23
6.500% due 02/15/2032		250	244

Carnival Corp. Ltd.
4.000% due 08/01/2028		2,625	2,578
5.750% due 08/01/2032		2,350	2,376

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Carpenter Technology Corp.
5.625% due 03/01/2034	$489	$489

Carvana Co.
9.000% due 06/01/2031	1,400	1,546

Caturus Energy LLC
7.125% due 05/15/2031	150	149

CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% due 03/01/2030	1,800	1,708
4.750% due 02/01/2032	1,275	1,138

Centene Corp.
3.375% due 02/15/2030	100	93

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	125	124
6.375% due 04/15/2034	225	229

Chord Energy Corp.
6.000% due 10/01/2030	625	628

CHS/Community Health Systems, Inc.
4.750% due 02/15/2031	976	899
6.000% due 01/15/2029	475	471
9.750% due 01/15/2034	680	711

Churchill Downs, Inc.
4.750% due 01/15/2028	2,100	2,081

Cipher Compute LLC
7.125% due 11/15/2030	150	156

CITGO Petroleum Corp.
8.375% due 01/15/2029	925	952

Cleveland-Cliffs, Inc.
6.750% due 04/15/2030	650	651
7.000% due 03/15/2032	275	273
7.500% due 09/15/2031	300	304

Cloud Software Group, Inc.
6.500% due 03/31/2029	1,000	971
6.625% due 08/15/2033	925	803

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	450	450
6.750% due 04/15/2032	1,275	1,238
6.875% due 01/15/2030	275	274
8.750% due 04/15/2030	300	296

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032	500	451

Coherent Corp.
5.000% due 12/15/2029	850	837

Columbus McKinnon Corp.
7.125% due 02/01/2033	1,050	1,053

Commercial Metals Co.
3.875% due 02/15/2031	375	352
4.375% due 03/15/2032	200	190

CompoSecure Holdings LLC
5.625% due 02/01/2033	350	342

Comstock Resources, Inc.
5.875% due 01/15/2030	1,500	1,416

Core & Main LP
6.000% due 07/01/2034 (a)	75	75

Core Scientific Finance I LLC
7.750% due 05/15/2031	520	528

CoreWeave, Inc.
9.000% due 02/01/2031	600	594
9.250% due 06/01/2030	550	554
9.625% due 07/15/2032	550	542
9.750% due 10/01/2031	1,885	1,882

Crescent Energy Finance LLC
7.375% due 01/15/2033	1,625	1,616
7.875% due 04/15/2032	5	5
8.375% due 01/15/2034	175	180

Crocs, Inc.
4.250% due 03/15/2029	275	267

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	2,175	2,076

Crown Americas LLC/Crown Americas Capital Corp. V
4.250% due 09/30/2026	1,000	1,000

CVR Energy, Inc.
7.875% due 02/15/2034	975	965

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031		$500	$501

Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.875% due 06/01/2034		775	772

Deluxe Corp.
8.125% due 09/15/2029		500	518

Discovery Communications LLC
3.625% due 05/15/2030		200	186

Discovery Global Holdings, Inc.
3.755% due 03/15/2027		425	422
4.279% due 03/15/2032		2,300	2,065
5.050% due 03/15/2042		675	495

DISH DBS Corp.
5.125% due 06/01/2029		550	495

DISH Network Corp.
11.750% due 11/15/2027		1,525	1,568

Dorman Products, Inc.
6.250% due 06/15/2034		700	709

Dream Finders Homes, Inc.
6.875% due 09/15/2030		525	522

EchoStar Corp.
10.750% due 11/30/2029		2,300	2,487

EchoStar Corp. (6.750% Cash or 6.750% PIK)
6.750% due 11/30/2030 (b)		1,000	1,018

Element Solutions, Inc.
3.875% due 09/01/2028		350	342

ELK Grove Village Property LLC
7.500% due 06/15/2031		425	428

Ellucian Holdings, Inc.
6.500% due 12/01/2029		500	485

EquipmentShare.com, Inc.
7.125% due 07/01/2034 (a)		975	959

Esab Corp.
5.625% due 04/01/2031		199	200

EW Scripps Co.
9.875% due 08/15/2030		1,300	1,139

Fair Isaac Corp.
4.000% due 06/15/2028		1,000	979
6.250% due 09/15/2034		400	394

Fiesta Purchaser, Inc.
7.875% due 03/01/2031		450	454

Flora Food Management BV
7.500% due 10/31/2030 (g)	EUR	400	456

FMC Corp.
6.375% due 05/18/2053		$150	118
8.000% due 06/01/2031		500	521

Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031		944	899
4.500% due 09/15/2027		298	296
5.875% due 04/15/2030		750	760
6.125% due 04/15/2032		400	412

Froneri Lux FinCo SARL
6.000% due 08/01/2032		325	319

Gaia Purchaser, Inc.
7.625% due 07/15/2033 (a)		520	526

Gap, Inc.
3.875% due 10/01/2031		775	707

Garda World Security Corp.
7.750% due 02/15/2028		600	611

GFL Environmental, Inc.
6.750% due 01/15/2031		700	721

Global Infrastructure Solutions, Inc.
6.375% due 07/15/2034 (a)		370	372

Global Medical Response, Inc.
7.375% due 10/01/2032		775	804

Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029		1,250	1,178

Goodyear Tire & Rubber Co.
8.875% due 07/15/2032		425	429

Graham Holdings Co.
5.625% due 12/01/2033		500	497

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Granite Construction, Inc.
6.375% due 06/15/2034	$150	$153

Gray Media, Inc.
4.750% due 10/15/2030	225	162
9.625% due 07/15/2032	900	869
10.500% due 07/15/2029	473	500

Griffon Corp.
5.750% due 03/01/2028	1,125	1,126

Gulfport Energy Operating Corp.
6.750% due 09/01/2029	550	562

HealthEquity, Inc.
4.500% due 10/01/2029	1,775	1,727

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	2,275	2,083
3.750% due 05/01/2029	1,125	1,088
4.000% due 05/01/2031	1,000	946

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 07/01/2031	25	24
6.625% due 01/15/2032	700	711

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034	125	126

Hybar LLC
7.375% due 07/01/2034	200	201

IHO Verwaltungs GmbH
7.375% due 05/15/2033	200	208

Industrial F&B Investments III, Inc.
7.750% due 02/11/2033	550	561

Ingevity Corp.
3.875% due 11/01/2028	425	412

Installed Building Products, Inc.
5.625% due 02/01/2034	200	199

Insulet Corp.
6.500% due 04/01/2033	1,000	1,015

IQVIA, Inc.
5.000% due 05/15/2027	200	200
6.250% due 06/01/2032	1,250	1,272

KBR, Inc.
4.750% due 09/30/2028	1,486	1,468

KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.125% due 04/30/2033	225	229

Kodiak Gas Services LLC
5.875% due 04/01/2031	200	201

Kraken Oil & Gas Partners LLC
7.125% due 05/15/2031	250	245
7.625% due 08/15/2029	250	253

Lamar Media Corp.
3.625% due 01/15/2031	275	257
3.750% due 02/15/2028	1,000	982

LBM Acquisition LLC
9.500% due 06/15/2031	625	557

Level 3 Financing, Inc.
7.000% due 03/31/2034	400	413
7.500% due 02/15/2037	425	437
8.500% due 01/15/2036	700	752

LifePoint Health, Inc.
7.000% due 05/01/2034	1,875	1,798

Light & Wonder International, Inc.
7.500% due 09/01/2031	750	778

Lindblad Expeditions LLC
7.000% due 09/15/2030	100	103

Lithia Motors, Inc.
5.500% due 10/01/2030	650	642

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	2,225	2,184

Lsf12 Helix Parent LLC
7.125% due 02/01/2033	200	194

Matador Resources Co.
6.250% due 04/15/2033	450	449
6.500% due 04/15/2032	1,025	1,031

Match Group Holdings II LLC
3.625% due 10/01/2031	225	203
4.625% due 06/01/2028	200	197

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.000% due 12/15/2027	$350	$349
5.625% due 02/15/2029	700	698

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030	1,200	1,227
9.250% due 04/15/2030	500	492

Medline Borrower LP
3.875% due 04/01/2029	2,900	2,818

Meridian Arc Holdco LLC
6.250% due 04/30/2031	1,100	1,103

MGM China Holdings Ltd.
4.750% due 02/01/2027	1,050	1,046

Michaels Cos., Inc.
8.500% due 03/15/2033	525	520

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029	1,450	1,412

Mineral Resources Ltd.
6.000% due 05/01/2032	502	497
6.250% due 05/01/2034	123	121
7.000% due 04/01/2031	200	207

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032	2,050	2,034

MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/2030	500	471

Molina Healthcare, Inc.
3.875% due 05/15/2032	300	271

Murphy Oil Corp.
6.500% due 02/15/2034	200	198

Murphy Oil USA, Inc.
3.750% due 02/15/2031	1,000	936
4.750% due 09/15/2029	20	20
5.875% due 06/01/2034	575	577

Nabors Industries, Inc.
7.625% due 11/15/2032	1,450	1,485

National Mentor Holdings, Inc.
10.500% due 12/15/2030	900	949

NCR Atleos Corp.
9.500% due 04/01/2029	725	773

NCR Voyix Corp.
5.125% due 04/15/2029	375	366
5.250% due 10/01/2030	600	546

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	500	510
9.500% due 02/15/2033	575	582
10.375% due 05/15/2031	1,200	1,245

Nexstar Media, Inc.
6.500% due 09/15/2033	865	866

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	625	582
7.500% due 07/17/2030	800	825
7.750% due 07/17/2032	350	363
8.125% due 07/17/2035	250	265

Noble Finance II LLC
8.000% due 04/15/2030	1,748	1,812

Northriver Midstream Finance LP
6.750% due 07/15/2032	875	887

NOVA Chemicals Corp.
4.250% due 05/15/2029	325	316

Novelis Corp.
4.750% due 01/30/2030	975	944

NuStar Logistics LP
6.375% due 10/01/2030	125	129

OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033	1,605	1,680
8.750% due 07/01/2034	1,475	1,566

Olin Corp.
6.625% due 04/01/2033	325	321

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,075	1,043
7.250% due 02/15/2033	150	148

ON Semiconductor Corp.
3.875% due 09/01/2028	1,575	1,537

Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% due 08/01/2030	100	99

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Open Text Corp.
3.875% due 02/15/2028	$1,050	$1,024

Option Care Health, Inc.
4.375% due 10/31/2029	675	649

Outfront Media Capital LLC/Outfront Media Capital Corp.
6.000% due 06/15/2034	700	699

Par Petroleum LLC
7.375% due 06/01/2034	275	278

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	300	269

Paramount Global
3.375% due 02/15/2028	75	73
3.700% due 06/01/2028	450	437
4.200% due 06/01/2029	350	336
4.375% due 03/15/2043	400	258
4.600% due 01/15/2045	1,075	685
4.850% due 07/01/2042	150	102
4.900% due 08/15/2044	550	364
4.950% due 01/15/2031	525	488
5.250% due 04/01/2044	100	69
5.850% due 09/01/2043	925	693
6.875% due 04/30/2036	200	188
7.875% due 07/30/2030	75	79

Park River Holdings, Inc.
8.000% due 03/15/2031	125	126

Performance Food Group, Inc.
4.250% due 08/01/2029	2,025	1,967
5.625% due 03/01/2034	875	859

Permian Resources Operating LLC
6.250% due 02/01/2033	581	594

Perrigo Finance Unlimited Co.
5.150% due 06/15/2030	403	388
6.125% due 09/30/2032	700	669

PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032	450	450

Pilgrim’s Pride Corp.
3.500% due 03/01/2032	2,000	1,824

Pioneer Opco LLC
7.000% due 05/15/2033	150	153

PLS Group Ltd.
6.875% due 05/01/2031	150	154

Post Holdings, Inc.
4.500% due 09/15/2031	950	892
4.625% due 04/15/2030	1,225	1,184
6.250% due 10/15/2034	275	270
6.375% due 03/01/2033	300	298
6.500% due 03/15/2036	820	811

Prestige Brands, Inc.
5.125% due 01/15/2028	342	343

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	575	601

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	800	784

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	2,125	2,076

PTC, Inc.
4.000% due 02/15/2028	1,175	1,151

Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,775	1,813

QXO Building Products, Inc.
6.750% due 04/30/2032	1,000	1,033
6.875% due 07/15/2034	375	385

Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	225	231

Range Resources Corp.
4.750% due 02/15/2030	450	441

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	675	660

RB Global Holdings, Inc.
6.750% due 03/15/2028	1,475	1,497

Road Michigan Property Owner I LLC
7.500% due 03/30/2045	2,150	2,144

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

ROBLOX Corp.
3.875% due 05/01/2030	$1,175	$1,111

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	975	952

RR Donnelley & Sons Co.
9.500% due 08/01/2029	200	208

Ryan Specialty LLC
5.875% due 08/01/2032	575	566

Sable International Finance Ltd.
7.125% due 10/15/2032	500	497

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	600	592

Seadrill Finance Ltd.
8.375% due 08/01/2030	1,475	1,547

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	325	317
8.250% due 12/15/2029	925	968
9.625% due 12/01/2032	989	1,091

Service Corp. International
3.375% due 08/15/2030	775	719
4.000% due 05/15/2031	225	213

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	1,825	1,764

Sirius XM Radio LLC
3.875% due 09/01/2031	500	454
4.000% due 07/15/2028	800	779
5.000% due 08/01/2027	250	250
5.875% due 04/15/2032	1,425	1,409

Skeena Resources Ltd.
8.500% due 04/01/2031	175	184

SM Energy Co.
6.625% due 01/15/2027	200	200
6.625% due 04/15/2034	250	246
8.750% due 07/01/2031	2,100	2,194

Smyrna Ready Mix Concrete LLC
6.000% due 11/01/2028	1,103	1,106

Snap, Inc.
6.875% due 03/01/2033	824	804
6.875% due 03/15/2034	1,675	1,623

Solaris Energy Infrastructure LLC
6.375% due 05/15/2031	325	329

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	1,525	1,405

Spectrum Brands, Inc.
3.875% due 03/15/2031	6	5

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027	1,451	1,439

SS&C Technologies, Inc.
6.500% due 06/01/2032	500	505

Stagwell Global LLC
5.625% due 08/15/2029	1,990	1,921

Standard Industries, Inc.
3.375% due 01/15/2031	225	203
4.375% due 07/15/2030	625	594
4.750% due 01/15/2028	1,000	994

Star Parent, Inc.
9.000% due 10/01/2030	400	419

Station Casinos LLC
4.500% due 02/15/2028	575	569
4.625% due 12/01/2031	1,175	1,116

Sunoco LP
5.625% due 03/15/2031	675	670
6.250% due 07/01/2033	800	808

Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	550	538

SV RNO Property Owner 1 LLC
5.875% due 03/01/2031	725	715

Sword Purchaser LLC
8.250% due 04/15/2033	400	414

Synergy Infrastructure Holdings LLC
7.000% due 07/15/2034	200	203
7.875% due 12/01/2030	225	236

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Taylor Morrison Communities, Inc.
5.750% due 11/15/2032	$100	$103

Teleflex, Inc.
4.250% due 06/01/2028	300	296
5.875% due 01/15/2032	80	81

Tenet Healthcare Corp.
4.250% due 06/01/2029	1,225	1,191
4.375% due 01/15/2030	1,350	1,309
5.125% due 11/01/2027	450	450

TGS ASA
8.500% due 01/15/2030	1,050	1,104

Thor Industries, Inc.
4.000% due 10/15/2029	1,500	1,425

Tidewater, Inc.
9.125% due 07/15/2030	855	916

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	200	200

TopBuild Corp.
3.625% due 03/15/2029	1,375	1,375
4.125% due 02/15/2032	775	785

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	815	769

TransDigm, Inc.
4.625% due 01/15/2029	1,825	1,797
6.000% due 01/15/2033	725	733
6.375% due 05/31/2033	700	707
6.875% due 12/15/2030	875	900

Transocean Aquila Ltd.
8.000% due 09/30/2028	369	379

Transocean International Ltd.
7.875% due 10/15/2032	250	261
8.250% due 05/15/2029	75	78
8.500% due 05/15/2031	500	519
8.750% due 02/15/2030	455	473

Travel & Leisure Co.
6.250% due 06/01/2031	600	604

TriNet Group, Inc.
3.500% due 03/01/2029	300	283

Tutor Perini Corp.
6.625% due 07/15/2033 (a)	1,275	1,284

Twilio, Inc.
3.625% due 03/15/2029	1,325	1,279

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	1,225	1,157

U.S. Foods, Inc.
4.625% due 06/01/2030	2,250	2,198
4.750% due 02/15/2029	700	691

Under Armour, Inc.
7.250% due 07/15/2030	525	530

United Rentals North America, Inc.
3.750% due 01/15/2032	600	557
3.875% due 02/15/2031	1,050	993
4.000% due 07/15/2030	2,325	2,225
6.125% due 03/15/2034	1,400	1,437

Univision Communications, Inc.
4.500% due 05/01/2029	900	860
8.500% due 07/31/2031	775	779
8.875% due 04/15/2033	750	739
9.375% due 08/01/2032	600	610

Valaris Ltd.
8.375% due 04/30/2030	1,350	1,403

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	1,050	1,002
3.875% due 11/01/2033	900	803
4.125% due 08/15/2031	500	470
6.000% due 05/01/2036	175	177

Venture Global LNG, Inc.
6.375% due 12/15/2034	325	320
6.625% due 06/15/2036	325	321
7.000% due 01/15/2030	1,775	1,811
9.500% due 02/01/2029	675	727
9.875% due 02/01/2032	2,325	2,483

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	350	358

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.500% due 01/15/2034	$725	$756
6.500% due 06/15/2034	2,225	2,319
6.750% due 01/15/2036	650	690
7.750% due 05/01/2035	200	224

Veritiv Operating Co.
10.500% due 11/30/2030	200	205

Vertiv Group Corp.
4.125% due 11/15/2028	600	594

Viking Cruises Ltd.
5.875% due 10/15/2033	765	767
9.125% due 07/15/2031	175	183

Virgin Media Finance PLC
5.000% due 07/15/2030	50	38

Virgin Media Secured Finance PLC
5.500% due 05/15/2029	1,213	1,152

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030	1,070	1,019
9.500% due 06/01/2028	590	598

VOC Escrow Ltd.
5.000% due 02/15/2028	1,740	1,739

Voyager Parent LLC
9.250% due 07/01/2032	979	1,036

VZ Secured Financing BV
5.000% due 01/15/2032	2,000	1,752

Wayfair LLC
7.125% due 05/31/2034	200	206
7.250% due 10/31/2029	775	800
7.750% due 09/15/2030	375	394

WBI Operating LLC
6.250% due 10/15/2030	500	503

Weatherford International Ltd.
6.750% due 10/15/2033	2,125	2,169

WESCO Distribution, Inc.
5.250% due 04/15/2031	800	794

WEX, Inc.
6.500% due 03/15/2033	100	100

Whirlpool Corp.
6.500% due 06/15/2033	700	608

White Cap Supply Holdings LLC
7.375% due 11/15/2030	200	203

WR Grace Holdings LLC
7.000% due 08/01/2033	300	292

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028	1,000	986

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027	2,200	2,200

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029	875	870
7.125% due 02/15/2031	25	26

XPLR Infrastructure Operating Partners LP
4.500% due 09/15/2027	425	422

Yum! Brands, Inc.
3.625% due 03/15/2031	200	186
4.625% due 01/31/2032	1,950	1,867

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (b)	465	465

Zebra Technologies Corp.
6.500% due 06/01/2032	400	405

ZF North America Capital, Inc.
6.750% due 04/23/2030	265	263
6.875% due 04/23/2032	50	49
7.125% due 04/14/2030	600	606
7.500% due 03/24/2031	700	705

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029	225	183

		307,605

UTILITIES 3.6%

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029	700	728

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750% due 01/15/2028	$200	$200

Clearway Energy Operating LLC
3.750% due 01/15/2032	900	820
4.750% due 03/15/2028	675	669
5.750% due 01/15/2034	555	545

Constellation Energy Generation LLC
3.750% due 03/01/2031	1,050	1,000

Electricite de France SA
9.125% due 03/15/2033 •(f)	500	581

EUSHI Finance, Inc.
7.625% due 12/15/2054 •	375	390

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034	550	546
7.875% due 05/15/2032	775	800
8.000% due 05/15/2033	475	494
8.250% due 01/15/2029	400	413
8.875% due 04/15/2030	150	157

Hawaiian Electric Co., Inc.
6.000% due 10/01/2033	225	223

Hilcorp Energy I LP/Hilcorp Finance Co.
6.250% due 04/15/2032	950	920

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029	25	26
8.375% due 02/15/2032	400	417

NRG Energy, Inc.
5.750% due 01/15/2028	500	500
5.750% due 07/15/2029	832	833
5.875% due 05/15/2034	1,005	1,000
6.125% due 05/15/2036	530	530

PacifiCorp
7.125% due 08/15/2056 •	925	919

PBF Holding Co. LLC/PBF Finance Corp.
7.250% due 06/01/2034	375	372
7.875% due 09/15/2030	200	204

PG&E Corp.
6.850% due 09/15/2056 •	525	523

PR RNO Property Owner 1 LLC
6.500% due 05/01/2031	1,700	1,699

Vistra Operations Co. LLC
5.000% due 07/31/2027	575	575
6.875% due 04/15/2032	11	11

		16,095

Total Corporate Bonds & Notes (Cost $368,584)		371,010

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	900	$1,010

Total Convertible Bonds & Notes (Cost $892)			1,010

MUNICIPAL BONDS & NOTES 0.0%

ARIZONA 0.0%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$100	105

Total Municipal Bonds & Notes (Cost $100)			105

U.S. TREASURY OBLIGATIONS 3.0%

U.S. Treasury Notes
3.375% due 12/31/2027 (i)		5,200	5,141
3.875% due 04/30/2030 (i)		6,125	6,059
4.125% due 02/15/2036		2,410	2,352

Total U.S. Treasury Obligations (Cost $13,679)			13,552

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns ALT-A Trust
4.112% due 11/25/2036 ~		207	87

CHL Mortgage Pass-Through Trust
3.961% due 05/20/2036 ~		83	80
4.403% due 03/25/2035 •		12	11

Countrywide Alternative Loan Trust
4.214% due 05/20/2046 •		29	26

GSR Mortgage Loan Trust
6.559% due 04/25/2035 ~		1	1

IndyMac IMSC Mortgage Loan Trust
6.000% due 07/25/2037		182	118

WaMu Mortgage Pass-Through Certificates Trust
4.235% due 12/25/2036 ~		96	90

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.714% due 05/25/2046 •		9	8

Total Non-Agency Mortgage-Backed Securities (Cost $425)			421

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ASSET-BACKED SECURITIES 0.0%

HOME EQUITY OTHER 0.0%

C-BASS Trust
3.089% due 01/25/2037 •	$59	$17

Total Asset-Backed Securities (Cost $47)		17

SHORT-TERM INSTRUMENTS 0.8%

SHORT-TERM NOTES 0.3%

Federal Home Loan Bank Discount Notes
3.708% due 08/07/2026 (d)(e)	1,400	1,395

U.S. TREASURY BILLS 0.5%
3.742% due 07/30/2026 - 09/17/2026 (c)(d)	2,200	2,183

Total Short-Term Instruments (Cost $3,578)		3,578

Total Investments in Securities (Cost $406,604)		409,122

	SHARES
INVESTMENTS IN AFFILIATES 7.5%

SHORT-TERM INSTRUMENTS 7.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%

PIMCO Short Asset Portfolio	1,121,850	11,050

PIMCO Short-Term Floating NAV Portfolio III	2,339,207	22,786

Total Short-Term Instruments (Cost $33,787)		33,836

Total Investments in Affiliates (Cost $33,787)		33,836

Total Investments 98.2% (Cost $440,391)		$442,958

Financial Derivative Instruments (h)(j) (0.0)% (Cost or Premiums, net $4,718)		(33)

Other Assets and Liabilities, net 1.8%		7,984

Net Assets 100.0%		$450,909

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Flora Food Management BV	7.500%	10/31/2030	01/20/2026	$469	$456	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(197) at a weighted average interest rate of 3.446%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	158	$	17,363	$120	$0	$(47)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	126		25,973	(33)	0	(15)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	124		13,274	41	0	(23)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	149		16,758	219	0	(58)
Ultra U.S. Treasury Bond Futures	09/2026	37		4,298	144	0	(28)

Total Futures Contracts					$491	$0	$(171)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2029	0.547%	$1,400	$188	$(11)	$177	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$17,591	$1,169	$285	$1,454	$0	$(9)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	54,623	3,540	939	4,479	0	(28)

					$4,709	$1,224	$5,933	$0	$(37)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2035	$14,400	$(109)	$393	$284	$70	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056	4,025	(70)	199	129	44	0

						$(179)	$592	$413	$114	$0

Total Swap Agreements						$4,718	$1,805	$6,523	$116	$(37)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$116	$116	$0	$(171)	$(37)	$(208)

(i)

Securities with an aggregate market value of $5,719 and cash of $3,675 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	07/2026	EUR	2,419		$2,818	$54	$0
GLM	07/2026		$167	CAD	238	1	0
	08/2026	CAD	238		$167	0	(1)
MBC	07/2026		$2,747	EUR	2,419	16	0
	08/2026	EUR	2,419		$2,751	0	(16)
SSB	07/2026	CAD	245		178	5	0

Total Forward Foreign Currency Contracts						$76	$(17)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$54	$0	$0	$54	$0	$0	$0	$0	$54	$0	$54
GLM	1	0	0	1	(1)	0	0	(1)	0	0	0
MBC	16	0	0	16	(16)	0	0	(16)	0	0	0
SSB	5	0	0	5	0	0	0	0	5	0	5

Total Over the Counter	$76	$0	$0	$76	$(17)	$0	$0	$(17)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$2	$0	$0	$114	$116

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$76	$0	$76

	$0	$2	$0	$76	$114	$192

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$171	$171
Swap Agreements	0	37	0	0	0	37

	$0	$37	$0	$0	$171	$208

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17	$0	$17

	$0	$37	$0	$17	$171	$225

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,701)	$(1,701)
Swap Agreements	0	267	0	0	(6)	261

	$0	$267	$0	$0	$(1,707)	$(1,440)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24	$0	$24
Swap Agreements	0	13	0	0	0	13

	$0	$13	$0	$24	$0	$37

	$0	$280	$0	$24	$(1,707)	$(1,403)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$585	$585
Swap Agreements	0	963	0	0	434	1,397

	$0	$963	$0	$0	$1,019	$1,982

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$91	$0	$91
Swap Agreements	0	(5)	0	0	0	(5)

	$0	$(5)	$0	$91	$0	$86

	$0	$958	$0	$91	$1,019	$2,068

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$19,429	$0	$19,429
Corporate Bonds & Notes
Banking & Finance	0	47,310	0	47,310
Industrials	0	307,605	0	307,605
Utilities	0	16,095	0	16,095
Convertible Bonds & Notes
Industrials	0	1,010	0	1,010
Municipal Bonds & Notes
Arizona	0	105	0	105
U.S. Treasury Obligations	0	13,552	0	13,552
Non-Agency Mortgage-Backed Securities	0	421	0	421
Asset-Backed Securities
Home Equity Other	0	17	0	17
Short-Term Instruments
Short-Term Notes	0	1,395	0	1,395
U.S. Treasury Bills	0	2,183	0	2,183

	$0	$409,122	$0	$409,122

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,836	$0	$0	$33,836

Total Investments	$33,836	$409,122	$0	$442,958

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$116	$0	$116
Over the counter	0	76	0	76

	$0	$192	$0	$192

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(208)	0	(208)
Over the counter	0	(17)	0	(17)

	$0	$(225)	$0	$(225)

Total Financial Derivative Instruments	$0	$(33)	$0	$(33)

Totals	$33,836	$409,089	$0	$442,925

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO High Yield Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Notes to Financial Statements	(Cont.)

in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Sources’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Notes to Financial Statements	(Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use

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similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices,

indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC

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Notes to Financial Statements	(Cont.)

for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$11,012	$0	$0	$38	$11,050	$109	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$36,751	$79,784	$(93,749)	$15	$(15)	$22,786	$489	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks.

When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only

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upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2026, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Notes to Financial Statements	(Cont.)

U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government- sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Line of Credit The Portfolio has entered into an evergreen senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Portfolio pays financing charges based on a combination of an overnight bank funding rate based on a variable rate plus a credit spread. The Portfolio also pays a fee of 0.25% per annum on the unused commitment amounts. As of June 30, 2026, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statement of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the Portfolio is disclosed as part of the interest expense on the Statement of Operations. Costs and fees, if any, related to the line of credit are disclosed on the Statement of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment	Commitment and Upfront Fees
$15,000,000	$21,353

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the

28	PIMCO VARIABLE INSURANCE TRUST

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Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are

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Notes to Financial Statements	(Cont.)

marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and

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restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements	(Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘”cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

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Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in a changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the

Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Notes to Financial Statements	(Cont.)

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

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Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements	(Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or

reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $6,666.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13 - 24 months	25 - 36 months	Total

$0	$0	$5	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	37

Notes to Financial Statements	(Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$13,670	$28,964	$141,267	$135,790

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	287	$2,103	698	$5,105

Administrative Class	5,388	39,544	14,307	104,008

Advisor Class	845	6,194	1,061	7,684
Issued as reinvestment of distributions

Institutional Class	95	698	172	1,258

Administrative Class	1,743	12,762	3,838	28,105

Advisor Class	90	662	180	1,321
Cost of shares redeemed

Institutional Class	(222)	(1,628)	(408)	(2,981)

Administrative Class	(9,200)	(67,234)	(24,536)	(178,290)

Advisor Class	(825)	(6,044)	(1,074)	(7,713)

Net increase (decrease) resulting from Portfolio share transactions	(1,799)	$(12,943)	(5,762)	$(41,503)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 45% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$56,040

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$445,109	$7,792	$(2,870)	$4,922

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	39

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

GLM	Goldman Sachs Bank USA

Currency Abbreviations:

CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	TSFR1M	Term SOFR 1-Month

CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index

Other Abbreviations:

ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined

DAC	Designated Activity Company	REIT	Real Estate Investment Trust	TBD%	Interest rate to be determined when loan settles or at the time of funding

OIS	Overnight Index Swap	TBA	To-Be-Announced

40	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO High Yield Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0395	$0.0000	$0.0000	$0.0395

February 2026	$0.0375	$0.0000	$0.0000	$0.0375

March 2026	$0.0383	$0.0000	$0.0000	$0.0383

April 2026	$0.0384	$0.0000	$0.0000	$0.0384

May 2026	$0.0390	$0.0000	$0.0000	$0.0390

June 2026	$0.0387	$0.0000	$0.0000	$0.0387

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0386	$0.0000	$0.0000	$0.0386

February 2026	$0.0366	$0.0000	$0.0000	$0.0366

March 2026	$0.0374	$0.0000	$0.0000	$0.0374

April 2026	$0.0375	$0.0000	$0.0000	$0.0375

May 2026	$0.0381	$0.0000	$0.0000	$0.0381

June 2026	$0.0378	$0.0000	$0.0000	$0.0378

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0379	$0.0000	$0.0000	$0.0379

February 2026	$0.0361	$0.0000	$0.0000	$0.0361

March 2026	$0.0368	$0.0000	$0.0000	$0.0368

April 2026	$0.0369	$0.0000	$0.0000	$0.0369

May 2026	$0.0375	$0.0000	$0.0000	$0.0375

June 2026	$0.0372	$0.0000	$0.0000	$0.0372

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	41

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

42	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	43

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

44	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITHIGHYIELDFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Income Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Income Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO VARIABLE INSURANCE TRUST

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Income Portfolio	04/29/16	04/29/16	—	04/29/16	04/29/16	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Income Portfolio	(Cont.)

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names

Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Income Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2026 - 06/30/2026+	$10.35	$0.28	$(0.09)	$0.19	$(0.28)	$0.00	$0.00	$(0.28)

12/31/2025	9.89	0.52	0.48	1.00	(0.54)	0.00	0.00	(0.54)

12/31/2024	9.95	0.54	0.00	0.54	(0.60)	0.00	0.00	(0.60)

12/31/2023	9.69	0.50	0.29	0.79	(0.53)	0.00	0.00	(0.53)

12/31/2022	10.90	0.37	(1.19)	(0.82)	(0.39)	0.00	0.00	(0.39)

12/31/2021	11.01	0.38	(0.16)	0.22	(0.33)	0.00	0.00	(0.33)
Administrative Class

01/01/2026 - 06/30/2026+	10.35	0.27	(0.09)	0.18	(0.27)	0.00	0.00	(0.27)

12/31/2025	9.89	0.51	0.47	0.98	(0.52)	0.00	0.00	(0.52)

12/31/2024	9.95	0.53	(0.01)	0.52	(0.58)	0.00	0.00	(0.58)

12/31/2023	9.69	0.48	0.30	0.78	(0.52)	0.00	0.00	(0.52)

12/31/2022	10.90	0.35	(1.19)	(0.84)	(0.37)	0.00	0.00	(0.37)

12/31/2021	11.01	0.33	(0.12)	0.21	(0.32)	0.00	0.00	(0.32)
Advisor Class

01/01/2026 - 06/30/2026+	10.35	0.27	(0.10)	0.17	(0.26)	0.00	0.00	(0.26)

12/31/2025	9.89	0.49	0.48	0.97	(0.51)	0.00	0.00	(0.51)

12/31/2024	9.95	0.52	0.00	0.52	(0.58)	0.00	0.00	(0.58)

12/31/2023	9.69	0.46	0.31	0.77	(0.51)	0.00	0.00	(0.51)

12/31/2022	10.90	0.34	(1.19)	(0.85)	(0.36)	0.00	0.00	(0.36)

12/31/2021	11.01	0.32	(0.12)	0.20	(0.31)	0.00	0.00	(0.31)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.26	1.82%	$112,294	0.90	%*	0.90	%*	0.66	%*	0.66	%*	5.56	%*	264%

10.35	10.36	101,737	0.77		0.77		0.66		0.66		5.14		604

9.89	5.57	92,169	0.91		0.91		0.65		0.65		5.43		544

9.95	8.41	59,922	0.88		0.88		0.65		0.65		5.11		536

9.69	(7.55)	41,664	0.67		0.67		0.65		0.65		3.67		326

10.90	2.05	46,699	0.67		0.67		0.66		0.66		3.45		329

10.26	1.74	488,118	1.05	*	1.05	*	0.81	*	0.81	*	5.41	*	264

10.35	10.19	455,963	0.92		0.92		0.81		0.81		5.00		604

9.89	5.41	335,524	1.06		1.06		0.80		0.80		5.28		544

9.95	8.25	239,732	1.03		1.03		0.80		0.80		4.94		536

9.69	(7.69)	204,943	0.82		0.82		0.80		0.80		3.53		326

10.90	1.90	194,511	0.82		0.82		0.81		0.81		2.99		329

10.26	1.69	483,298	1.15	*	1.15	*	0.91	*	0.91	*	5.31	*	264

10.35	10.08	444,099	1.02		1.02		0.91		0.91		4.89		604

9.89	5.30	399,953	1.16		1.16		0.90		0.90		5.19		544

9.95	8.14	254,563	1.13		1.13		0.90		0.90		4.77		536

9.69	(7.79)	274,211	0.92		0.92		0.90		0.90		3.39		326

10.90	1.80	321,456	0.92		0.92		0.91		0.91		2.90		329

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Income Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$1,668,031
Investments in Affiliates	4,168
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,227
Over the counter	5,997
Cash	558
Deposits with counterparty	12,597
Foreign currency, at value	6,395
Receivable for investments sold	1,154
Receivable for investments sold on a delayed-delivery basis	174
Receivable for TBA investments sold	539,638
Receivable for Portfolio shares sold	2,673
Interest and/or dividends receivable	7,951
Dividends receivable from Affiliates	12
Reimbursement receivable from PIMCO	5
Total Assets	2,251,580

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,000
Payable for short sales	5,809
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,892
Over the counter	6,101
Payable for investments purchased	11,772
Payable for investments in Affiliates purchased	14
Payable for investments purchased on a delayed-delivery basis	135
Payable for TBA investments purchased	1,134,936
Deposits from counterparty	4,313
Payable for Portfolio shares redeemed	44
Accrued investment advisory fees	218
Accrued supervisory and administrative fees	350
Accrued distribution fees	97
Accrued servicing fees	59
Accrued taxes payable	41
Foreign capital gains tax payable	84
Other liabilities	5
Total Liabilities	1,167,870

Commitments and Contingent Liabilities^

Net Assets	$1,083,710

Net Assets Consist of:

Paid in capital	$1,084,478

Distributable earnings (accumulated loss)	(768)

Net Assets	$1,083,710

Net Assets:

Institutional Class	$112,294
Administrative Class	488,118
Advisor Class	483,298

Shares Issued and Outstanding:

Institutional Class	10,946
Administrative Class	47,576
Advisor Class	47,106

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.26
Administrative Class	10.26
Advisor Class	10.26

Cost of investments in securities	$1,677,118
Cost of investments in Affiliates	$4,167
Cost of foreign currency held	$6,408
Proceeds received on short sales	$5,790
Cost or premiums of financial derivative instruments, net	$3,504

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Income Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$32,703
Dividends from Investments in Affiliates	90
Miscellaneous income	143
Total Income	32,936

Expenses:

Investment advisory fees	1,275
Supervisory and administrative fees	2,040
Distribution and/or servicing fees - Administrative Class	347
Distribution and/or servicing fees - Advisor Class	566
Trustee fees	30
Interest expense	1,245
Miscellaneous expense	11
Total Expenses	5,514
Waiver and/or Reimbursement by PIMCO	(9)
Net Expenses	5,505

Net Investment Income (Loss)	27,431

Net Realized Gain (Loss):

Investments in securities	4,011
Exchange-traded or centrally cleared financial derivative instruments	(5,752)
Over the counter financial derivative instruments	(636)
Foreign currency	(847)

Net Realized Gain (Loss)	(3,224)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	(12,995)
Exchange-traded or centrally cleared financial derivative instruments	5,469
Over the counter financial derivative instruments	699
Foreign currency assets and liabilities	(55)

Net Change in Unrealized Appreciation (Depreciation)	(6,882)

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,325

* Foreign tax withholdings	$103

** Foreign capital gains tax	$(38)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Income Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$27,431	$46,678
Net realized gain (loss)	(3,224)	22,746
Net change in unrealized appreciation (depreciation)	(6,882)	22,858

Net Increase (Decrease) in Net Assets Resulting from Operations	17,325	92,282

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,835)	(4,753)
Administrative Class	(12,270)	(20,489)
Advisor Class	(11,761)	(23,190)

Total Distributions(a)	(26,866)	(48,432)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	91,452	130,303

Total Increase (Decrease) in Net Assets	81,911	174,153

Net Assets:

Beginning of period	1,001,799	827,646
End of period	$1,083,710	$1,001,799

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Income Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 153.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

Altice France SA
9.079% (EUR003M + 2.240%) due 05/30/2031 ~	EUR	75	$87
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~		$1,325	1,355

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		3,138	3,143

Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~		1,290	1,280

Lealand Finance Co. BV
6.758% (TSFR1M + 3.644%) due 06/30/2027 ~		6	6

Lealand Finance Co. BV (4.758% Cash and 3.000% PIK)
7.758% (TSFR1M + 3.644%) due 12/31/2027 ~(b)		17	16

Mercury Aggregator LP
TBD% due 04/03/2027 «		168	0

Poseidon Bidco SASU
7.504% due 03/13/2030	EUR	1,000	331

SCUR-Alpha 1503 GmbH
9.163% (TSFR3M + 3.663%) due 04/01/2030 ~		$1,258	1,099

Softbank Vision Fund II
7.382% (TSFR3M + 3.732%) due 04/25/2029 «~		1,956	1,990

Syniverse Holdings, Inc.
10.732% (TSFR3M + 3.732%) due 05/13/2027 ~		905	789

TransDigm, Inc.
6.144% (TSFR1M + 3.644%) due 02/28/2031 ~		2,973	2,977

U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~		117	116

Westmoreland Coal Co.
8.000% due 03/15/2029 «		7	4

Total Loan Participations and Assignments (Cost $14,206)			13,193

CORPORATE BONDS & NOTES 12.4%

BANKING & FINANCE 3.9%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		865	840

Banco Santander SA
6.607% due 11/07/2028		2,500	2,613

BPCE SA
6.612% due 10/19/2027 •		1,250	1,258
6.714% due 10/19/2029 •		1,250	1,299

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	700	219
10.100% due 12/15/2043		492	158

Credit Suisse AG AT1 Claim		$2,845	1,003

Deutsche Bank AG
6.720% due 01/18/2029 •		400	412

EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		2,963	2,920
4.125% due 08/17/2027		260	258
4.271% due 01/09/2027		1,970	1,965

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		1,485	1,403
5.300% due 01/15/2029		66	66

Intesa Sanpaolo SpA
7.200% due 11/28/2033		1,300	1,463

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		$1,200	$1,235

Marex Group PLC
5.829% due 05/08/2028		2,600	2,619

Morgan Stanley
0.000% due 04/02/2032 þ(i)		300	224
5.123% due 02/01/2029 •		1,329	1,337

Nationwide Building Society
6.557% due 10/18/2027 •		2,500	2,514

NatWest Group PLC
4.445% due 05/08/2030 •		400	396
5.076% due 01/27/2030 •		200	201
5.516% due 09/30/2028 •		2,200	2,226

Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028		3,400	3,395

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		2,525	2,057

Societe Generale SA
6.691% due 01/10/2034 •		2,200	2,355

Starwood Property Trust, Inc.
5.250% due 10/15/2028		5,100	5,080

UBS Group AG
5.959% due 01/12/2034 •		2,624	2,735

			42,266

INDUSTRIALS 7.0%

Altice France SA
9.500% due 11/01/2029		3,808	3,868

American Airlines Pass-Through Trust
3.350% due 04/15/2031		11	11

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		3,100	3,067

Beignet Investor LLC
6.581% due 05/30/2049		21,030	21,464

Boeing Co.
3.250% due 02/01/2028		1,700	1,665
5.150% due 05/01/2030		1,100	1,114
6.259% due 05/01/2027		290	294
6.298% due 05/01/2029		50	52

Carvana Co.
9.000% due 06/01/2030		1,021	1,056
9.000% due 06/01/2031		1,181	1,304

DISH DBS Corp.
5.250% due 12/01/2026		2,300	2,277
5.750% due 12/01/2028		2,530	2,453

Energy Transfer LP
4.950% due 05/15/2028		9	9

Flora Food Management BV
6.875% due 07/02/2029	EUR	500	559
7.500% due 10/31/2030		1,000	1,140

FMC Corp.
8.000% due 06/01/2031		$100	104

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	1,700	1,928

Hyundai Capital America
4.300% due 09/24/2027		$3,900	3,887

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	5	7

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		$100	93

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		1,585	585
5.500% due 04/12/2037 ^(c)		382	140
6.000% due 11/15/2026 ^(c)		63	24
9.750% due 05/17/2035 ^(c)		800	358

Petroleos Mexicanos
6.700% due 02/16/2032		2,981	3,009

Prosus NV
2.778% due 01/19/2034	EUR	2,056	2,149

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		$15,663	15,620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saudi Arabian Oil Co.
4.750% due 06/02/2030		$1,800	$1,794

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	49	69
9.750% due 10/10/2027		210	295

Topaz Solar Farms LLC
4.875% due 09/30/2039		$23	20
5.750% due 09/30/2039		164	162

U.S. Renal Care, Inc.
10.625% due 06/28/2028		13	12

United Airlines Pass-Through Trust
5.875% due 04/15/2029		1,079	1,092

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,500	1,432

Venture Global LNG, Inc.
7.000% due 01/15/2030		560	571
9.875% due 02/01/2032		200	214

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		2,330	2,429

			76,327

UTILITIES 1.5%

Edison International
6.250% due 03/15/2030		200	206

ENEL Finance International NV
4.375% due 09/30/2030		2,000	1,965

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		1,500	1,222

Pacific Gas & Electric Co.
3.250% due 06/01/2031		3,395	3,133
3.300% due 03/15/2027		90	89
3.300% due 12/01/2027		5,600	5,496
4.200% due 03/01/2029		1,100	1,085
4.550% due 07/01/2030		1,259	1,240

Southern California Edison Co.
2.750% due 02/01/2032		100	89
5.950% due 11/01/2032		1,500	1,563

			16,088

Total Corporate Bonds & Notes (Cost $131,928)			134,681

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 (f)(i)		407	28

Total Convertible Bonds & Notes (Cost $63)			28

U.S. GOVERNMENT AGENCIES 57.7%

Federal Home Loan Mortgage Corp.
3.000% due 06/01/2046 - 01/01/2049		1,730	1,546
4.000% due 08/01/2042 - 07/01/2050		398	385
5.000% due 07/01/2054		921	907
5.500% due 01/01/2053		257	259
6.000% due 10/01/2053		68	70
6.500% due 10/01/2053		31	32

Federal National Mortgage Association
3.000% due 08/01/2027 - 02/01/2034		97	93
4.000% due 08/01/2042 - 06/01/2049		1,622	1,542
4.500% due 10/01/2050 - 07/01/2053		1,550	1,503
5.000% due 09/01/2053 - 07/01/2054		411	406
5.500% due 11/01/2052 - 01/01/2053		573	580
6.000% due 11/01/2052 - 09/01/2054		6,797	6,982
6.500% due 12/01/2053		1,536	1,598

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association
2.500% due 04/20/2052	$349	$299
3.500% due 10/20/2052 - 04/20/2056	3,444	3,099
4.500% due 12/20/2053	269	260
5.500% due 07/20/2053 - 08/20/2053	2,170	2,197
6.500% due 12/20/2054 - 05/20/2055	739	766

Government National Mortgage Association REMICS
6.907% due 09/20/2066 ~	52	54

Government National Mortgage Association, TBA
3.000% due 08/01/2056	2,000	1,774
3.500% due 07/01/2056	1,300	1,168
4.000% due 07/01/2056	2,600	2,417
4.500% due 07/01/2056	7,900	7,589
5.000% due 07/01/2056	5,200	5,127
5.500% due 07/01/2056	4,900	4,925
6.000% due 09/01/2056	22,500	22,919
6.500% due 07/01/2056 - 08/01/2056	20,100	20,821

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2041 - 08/01/2056	10,800	9,434
3.500% due 08/01/2056	4,000	3,627
4.000% due 07/01/2056 - 08/01/2056	49,600	46,362
4.500% due 07/01/2056 - 08/01/2056	12,700	12,157
5.000% due 07/01/2056 - 08/01/2056	159,780	156,835
5.500% due 07/01/2056 - 08/01/2056	20,400	20,441
6.000% due 08/01/2056	150,430	153,301
6.500% due 07/01/2056 - 08/01/2056	128,850	133,163
7.000% due 08/01/2056	600	631

Total U.S. Government Agencies (Cost $624,491)		625,269

U.S. TREASURY OBLIGATIONS 13.0%

U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,023
3.000% due 08/15/2048	10	7
3.000% due 02/15/2049 (l)	500	365
4.250% due 08/15/2054 (l)	1,600	1,429
4.375% due 08/15/2043	1,600	1,505
4.500% due 11/15/2054	9,000	8,380
4.625% due 11/15/2045	3,619	3,476
4.625% due 02/15/2046	600	576
4.625% due 05/15/2054	5,800	5,509
4.750% due 02/15/2056 (j)	17,201	16,713
4.875% due 08/15/2045	583	579

U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051	2,046	1,083
0.250% due 02/15/2050	777	438
0.750% due 02/15/2042	147	113
0.750% due 02/15/2045	848	603
0.875% due 02/15/2047	965	679
1.000% due 02/15/2046	281	206
1.000% due 02/15/2048	945	673
1.000% due 02/15/2049	2,249	1,581
1.375% due 02/15/2044	143	117
1.500% due 02/15/2053	1,344	1,022
0.125% due 01/15/2031	128	118
0.125% due 07/15/2031	3,416	3,137
0.125% due 01/15/2032	360	326
0.250% due 07/15/2029	4,063	3,877
0.375% due 01/15/2027	233	230
0.375% due 07/15/2027	68	67
0.625% due 07/15/2032	4,813	4,458
0.750% due 07/15/2028	943	922
0.875% due 01/15/2029	2,488	2,421
1.125% due 01/15/2033	335	317
1.375% due 07/15/2033	12,058	11,570
1.625% due 04/15/2030	1,987	1,964
1.750% due 01/15/2034	4,766	4,658
1.875% due 07/15/2034	19,841	19,561

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
0.375% due 09/30/2027 (l)		$340	$325
0.500% due 10/31/2027 (l)		300	286
0.625% due 11/30/2027		4,140	3,941
0.625% due 12/31/2027 (l)(n)		1,750	1,661
0.750% due 01/31/2028 (l)(n)		1,600	1,517
4.000% due 07/31/2032 (l)		19,300	19,023
4.125% due 02/15/2036		1,290	1,259
4.500% due 04/15/2027		13,300	13,349

Total U.S. Treasury Obligations (Cost $149,340)			141,064

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.0%

American Home Mortgage Investment Trust
7.100% due 06/25/2036 þ		6,155	719

Avon Finance
4.646% due 12/28/2049 •	GBP	2,810	3,729

BBCCRE Trust
3.966% due 08/10/2033		$4,031	3,768

Bear Stearns ALT-A Trust
4.083% due 06/25/2046 •		2,722	2,525

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		6,403	5,653
3.500% due 06/25/2062 ~		3,872	3,531

Chase Mortgage Finance Trust
4.197% due 12/25/2035 ~		23	22

CIM Trust
4.750% due 06/25/2064 ~		2,423	2,375
5.000% due 05/25/2062 ~		3,037	3,012

CitiMortgage Alternative Loan Trust
6.000% due 03/25/2037 •		1,051	938

COMM Mortgage Trust
3.140% due 10/10/2036		4,100	4,047

Countrywide Alternative Loan Trust
4.083% due 11/25/2036 •		3,076	2,972
6.500% due 09/25/2037		8,486	3,150

Cross Mortgage Trust
5.549% due 12/25/2069 ~		3,797	3,813

CSMC Mortgage-Backed Trust
5.750% due 03/25/2037		8,661	4,405

CSMC Trust
3.375% due 01/25/2060		3,183	2,601
3.509% due 11/30/2037 ~		5,117	4,754

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		3,143	3,137

Eurohome U.K. Mortgages PLC
4.216% due 09/15/2044 •	GBP	2,111	2,792

Eurosail-U.K. PLC
4.816% due 06/13/2045 •		162	215

Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	299	337

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ		$6,160	6,009

HarborView Mortgage Loan Trust
4.234% due 03/19/2036 •		33	31

JP Morgan Chase Commercial Mortgage Securities Trust
4.472% due 04/15/2037 •		3,757	3,728
7.235% due 10/05/2040		2,600	2,677

JP Morgan Mortgage Trust
5.567% due 09/25/2065 ~		1,511	1,513
5.990% due 07/25/2064 ~		3,926	3,935

Kinbane 2 DAC
3.378% due 08/24/2075 ~•	EUR	3,954	4,525

Lugo Funding DAC
3.195% due 05/26/2066 •		2,731	3,116

MASTR Adjustable Rate Mortgages Trust
4.863% due 09/25/2037 •		$10,457	4,058

Merrion Square Residential DAC
3.378% due 03/24/2081 •	EUR	2,208	2,532

MFA Trust
4.250% due 02/25/2066 ~		$2,957	2,814
4.400% due 03/25/2068 þ		2,772	2,754

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I Trust
4.740% due 05/15/2036 •		$1,400	$224
6.117% due 12/15/2038 •		2,645	2,362

Morgan Stanley Residential Mortgage Loan Trust
4.963% due 09/25/2070 ~		4,433	4,393
5.530% due 05/25/2070 ~		4,285	4,288

Opteum Mortgage Acceptance Corp. Trust
4.363% due 04/25/2036 •		5,834	5,588

Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ		4,723	4,565
5.124% due 10/25/2055 þ		4,867	4,816

PRKCM Trust
5.101% due 10/25/2060 þ		4,729	4,705

PRPM LLC
3.750% due 03/25/2054 þ		2,152	2,109
4.500% due 02/25/2055 þ		693	685
4.839% due 10/25/2055 þ		4,268	4,259
5.385% due 10/25/2030 þ		4,509	4,485
5.897% due 12/25/2029 þ		2,233	2,232
6.179% due 06/25/2030 þ		3,908	3,901

PRPM Trust
5.674% due 12/26/2069 þ		2,350	2,355
6.327% due 06/25/2069 þ		1,958	1,970

RBSSP Resecuritization Trust
4.035% due 12/26/2036 ~		322	308

Sequoia Mortgage Trust
5.030% due 10/25/2055 ~		3,365	3,377

SFO Commercial Mortgage Trust
6.889% due 05/15/2038 •		2,400	2,396

Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •	GBP	1,459	1,936

Towd Point Mortgage Funding 3 PLC
5.147% due 02/20/2054 •		3,437	4,569

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$1,637	1,569
4.612% due 10/25/2064 ~		3,683	3,679
4.958% due 07/25/2065 ~		4,664	4,666

Verus Securitization Trust
5.799% due 07/25/2069 þ		3,889	3,904
6.259% due 12/25/2068 þ		1,058	1,061

WaMu Mortgage Pass-Through Certificates Trust
4.814% due 01/25/2046 •		10,132	9,193
5.365% due 03/25/2033 ~		28	28

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.594% due 10/25/2046 •		1,667	1,531

Wells Fargo Commercial Mortgage Trust
5.218% due 10/15/2042 •		5,082	5,092

WSTN Trust
6.518% due 07/05/2037 ~		2,500	2,522

Total Non-Agency Mortgage-Backed Securities (Cost $199,949)			194,955

ASSET-BACKED SECURITIES 38.0%

AUTOMOBILE ABS OTHER 0.3%

Golden Bar Securitisation SRL
3.436% due 09/22/2043 •	EUR	1,753	2,014

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$1,357	1,361

			3,375

AUTOMOBILE SEQUENTIAL 1.0%

Carvana Auto Receivables Trust
5.050% due 04/10/2029		2,586	2,593

First Investors Auto Owner Trust
6.440% due 10/16/2028		167	167

GMF Canada Leasing Trust Asset-Backed Notes
2.862% due 12/20/2027	CAD	5,300	3,748

Oscar U.S. Funding XIII LLC
1.270% due 09/11/2028		$181	181

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SCCU Auto Receivables Trust
5.110% due 06/15/2029	$2,289	$2,296

World Omni Select Auto Trust
4.980% due 02/15/2030	2,212	2,216

		11,201

CMBS OTHER 2.4%

BRSP Ltd.
5.089% due 08/19/2043 •	3,800	3,807

FS Rialto Issuer LLC
5.089% due 01/19/2044 •	5,200	5,216

Greystone CRE Notes LLC
5.106% due 01/15/2043 •	4,185	4,196

PFP Ltd.
5.137% due 08/18/2043 •	5,200	5,223
5.444% due 09/17/2039 •	1,523	1,527

Starwood LLC
5.089% due 11/19/2042 •	5,400	5,410

		25,379

HOME EQUITY OTHER 14.2%

ABFC Trust
4.043% due 11/25/2036 •	3,315	1,972

Aegis Asset-Backed Securities Trust
4.103% due 01/25/2037 •	2,752	2,093

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.593% due 12/25/2034 •	721	645

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.858% due 09/25/2034 •	1,773	1,677

Argent Securities Trust
4.243% due 07/25/2036 •	13,225	3,533

Asset-Backed Securities Corp. Home Equity Loan Trust
4.738% due 06/25/2035 •	11,000	9,803

Bear Stearns Asset-Backed Securities I Trust
5.424% due 12/25/2034 •	5,027	5,047

Citigroup Mortgage Loan Trust, Inc.
4.023% due 03/25/2037 •	14	12
4.083% due 12/25/2036 •	1,164	650
4.283% due 03/25/2036 •	1,428	1,306
4.393% due 02/25/2035 •	1,452	1,382
4.453% due 10/25/2035 •	900	854

Countrywide Asset-Backed Certificates Trust
4.043% due 06/25/2035 •	967	879
4.043% due 05/25/2037 •	755	718
4.043% due 04/25/2047 •	620	605
4.043% due 06/25/2047 •	691	647
4.138% due 06/25/2037 •	14,590	14,115
4.198% due 01/25/2045 •	850	811
4.203% due 05/25/2037 •	672	651
4.203% due 06/25/2037 •	470	460
4.203% due 06/25/2047 •	339	326
4.558% due 05/25/2036 •	9,800	9,699
4.663% due 02/25/2036 •	6,150	6,026
4.999% due 08/25/2035 •	1,594	1,540

Fremont Home Loan Trust
4.378% due 11/25/2035 •	1,939	1,763
4.693% due 06/25/2035 •	3,002	2,817

GSAA Home Equity Trust
4.543% due 06/25/2035 •	4,831	4,139

GSAMP Trust
4.408% due 11/25/2035 •	1,779	1,754
4.663% due 11/25/2035 •	1,057	1,041

Home Equity Mortgage Loan Asset-Backed Trust
3.983% due 04/25/2037 •	1,317	1,039
4.363% due 03/25/2036 •	3,399	3,071

HSI Asset Securitization Corp. Trust
3.903% due 12/25/2036 •	787	696
3.913% due 12/25/2036 •	2,599	2,357
3.983% due 12/25/2036 •	913	233
4.043% due 01/25/2037 •	2,153	1,651

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IXIS Real Estate Capital Trust
4.063% due 01/25/2037 •	$3,486	$1,095

Long Beach Mortgage Loan Trust
4.063% due 11/25/2036 •	360	250

MASTR Asset-Backed Securities Trust
4.913% due 08/25/2037 •	1,273	1,129

Merrill Lynch Mortgage Investors Trust
3.903% due 04/25/2047 •	4,170	1,559

Morgan Stanley ABS Capital I, Inc. Trust
3.833% due 10/25/2036 •	1,821	944
3.843% due 11/25/2036 •	3,604	1,997
4.303% due 12/25/2034 •	1,002	949
4.303% due 03/25/2036 •	483	471
4.363% due 12/25/2034 •	754	715

New Century Home Equity Loan Trust
4.693% due 11/25/2034 •	6,291	6,291

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.063% due 07/25/2036 •	310	292

NovaStar Mortgage Funding Trust
4.303% due 05/25/2036 •	4,247	4,172

Option One Mortgage Loan Trust
3.983% due 04/25/2037 •	968	696
4.303% due 01/25/2036 •	3,814	3,629

RCKT Mortgage Trust
4.795% due 09/25/2055 þ	4,065	4,020
4.966% due 11/25/2055 þ	4,698	4,670
5.158% due 10/25/2044 þ	4,181	4,172
5.321% due 06/25/2056 þ	5,300	5,305
5.846% due 08/25/2044 þ	1,832	1,838

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ	4,629	1,347

Residential Asset Securities Corporation Trust
4.363% due 02/25/2036 •	234	232
4.443% due 05/25/2037 •	37	36
4.468% due 10/25/2035 •	2,000	1,822

Saxon Asset Securities Trust
4.738% due 12/26/2034 •	629	589
5.513% due 12/25/2037 •	546	520

Soundview Home Loan Trust
3.983% due 02/25/2037 •	992	265
4.168% due 12/25/2036 •	1,046	1,028
4.513% due 01/25/2035 •	4,052	3,752
4.738% due 11/25/2035 •	1,729	1,702

Structured Asset Securities Corp.
4.468% due 02/25/2035 •	525	534

Structured Asset Securities Corp. Mortgage Loan Trust
4.288% due 07/25/2036 •	663	642
4.363% due 01/25/2037 •	2,760	2,282
4.763% due 04/25/2031 •	4,114	4,229

Towd Point Mortgage Trust
5.091% due 10/25/2065 þ	4,399	4,363

		153,549

WHOLE LOAN COLLATERAL 2.9%

First Franklin Mortgage Loan Trust
3.883% due 12/25/2036 •	297	283
4.708% due 06/25/2034 •	1,840	1,828

Lehman XS Trust
6.260% due 11/25/2035 þ	6,565	2,995

Pretium Mortgage Credit Partners LLC
5.184% due 11/25/2055 þ	4,812	4,766
5.193% due 10/25/2055 þ	4,715	4,722
5.770% due 07/25/2056 þ(a)	5,300	5,315

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	4,501	4,480

Residential Asset Mortgage Products Trust
4.888% due 06/25/2035 •	2,577	2,529

VCAT LLC
5.062% due 02/25/2056 þ	4,557	4,534

		31,452

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 17.2%

Affirm Master Trust
4.450% due 10/16/2034		$5,100	$5,064

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		3,655	3,570

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		918	892

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		5,200	5,149

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		2,791	2,750

Arbour CLO VII DAC
3.581% due 12/15/2038 •	EUR	3,600	4,119

Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •		$1,385	1,386

Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •		5,200	5,204

BCRED PC Static LLC
4.974% due 04/27/2036 •		5,200	5,200

Boyce Park CLO Ltd.
4.672% due 04/21/2035 •		5,100	5,103

Cairn CLO XI DAC
3.434% due 01/15/2040 •	EUR	4,700	5,375

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		$6,450	6,260

Crossroads Asset Trust
4.910% due 02/20/2032		3,376	3,391

Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		2,662	2,665

Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •		67	67

GreenSky Home Improvement Issuer Trust
5.320% due 03/25/2060		4,400	4,445
5.880% due 06/25/2059		4	4

Guggenheim CLO Ltd.
4.823% due 01/15/2035 •		2,600	2,601

Invesco Euro CLO III DAC
3.260% due 10/30/2038 •	EUR	3,600	4,118

Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •		4,500	5,148

KKR CLO 33 Ltd.
4.755% due 07/20/2034 •		$5,400	5,403

LCM 31 Ltd.
4.955% due 07/20/2034 •		3,300	3,303

LCM 39 Ltd.
4.713% due 10/15/2034 •		5,100	5,104

Lendmark Funding Trust
5.530% due 06/21/2032		1,400	1,407

Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •		5,100	5,104

Nelnet Student Loan Trust
4.610% due 02/21/2061		4,604	4,524
5.809% due 02/20/2041 •		984	1,004

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.917% due 10/25/2036 •		5,200	5,204

Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~•(a)		5,300	5,300

Pagaya AI Debt Grantor Trust
5.092% due 07/15/2032		990	992
5.183% due 06/15/2032		795	797

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		570	570

Pagaya AI Debt Trust
5.373% due 01/17/2033		2,971	2,980

Palmer Square European Loan Funding DAC
3.253% due 05/15/2033 •	EUR	726	831
3.273% due 05/15/2034 •		1,825	2,088
3.754% due 10/15/2034 •		4,200	4,799

Palmer Square Loan Funding Ltd.
4.660% due 01/15/2034 •		$5,000	5,001

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Providus CLO V DAC
3.513% due 11/15/2039 •	EUR	4,500	$5,148

RCKT Trust
4.480% due 11/27/2034		$2,416	2,418

Reach ABS Trust
5.880% due 07/15/2031		59	59

Sandstone Peak Ltd.
4.843% due 04/15/2038 •		5,100	5,102

SLM Private Credit Student Loan Trust
4.256% due 06/15/2039 •		1,052	1,038

SMB Private Education Loan Trust
4.693% due 07/15/2053 •		4,877	4,875
5.030% due 03/15/2056		4,876	4,845
5.043% due 02/16/2055 •		2,161	2,164
5.043% due 03/15/2056 •		4,349	4,383
5.060% due 03/16/2054		2,927	2,930
5.240% due 03/15/2056		3,507	3,527

SoFi Consumer Loan Program Trust
4.240% due 08/25/2035		1,812	1,810

Sycamore Tree CLO Ltd.
4.825% due 01/20/2037 •		5,100	5,103

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		2,532	2,533

Trysail CLO Ltd.
4.914% due 10/20/2033 •		4,000	4,006

Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •		5,100	5,105

Voya CLO Ltd.
5.022% due 10/17/2032 •		1,566	1,567
5.193% due 04/15/2037 ~•		3,100	3,100

			186,635

Total Asset-Backed Securities (Cost $414,468)			411,591

SOVEREIGN ISSUES 13.1%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		2,400	2,392
4.875% due 04/30/2029		800	806
5.000% due 04/30/2034		900	915

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		1,069	664
4.125% due 07/09/2035 þ		726	545

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		409	363
1.000% due 07/09/2029		87	80
3.500% due 07/09/2041 þ		5,071	3,803
4.125% due 07/09/2035 þ		1,080	866
5.000% due 01/09/2038 þ		82	68

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (f)	BRL	75,135	14,078
0.000% due 04/01/2027 (f)		141,675	24,940

Colombia Government International Bonds
5.000% due 09/19/2032	EUR	2,600	2,954
5.375% due 01/21/2029		$900	898

Colombia TES
1.000% due 08/22/2029	COP	600	0
1.000% due 03/26/2031		203,300	49
1.000% due 01/24/2035		287,600	83
7.000% due 06/30/2032		203,500	47
7.250% due 10/18/2034		208,500	46
9.250% due 05/28/2042		1,391,700	332
11.000% due 08/22/2029		7,644,200	2,171
11.500% due 07/25/2046		782,500	222
11.750% due 01/24/2035		13,346,300	3,835
12.000% due 03/13/2058		459,300	133
12.500% due 02/27/2030		4,962,800	1,461
12.750% due 11/28/2040		10,441,400	3,187
13.250% due 02/09/2033		13,070,600	4,035

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	1,000	1,202

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	562,000	1,224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,000	$5,027

Egypt Government Bonds
19.698% due 10/14/2030	EGP	248,600	4,823

Israel Government International Bonds
5.375% due 02/19/2030		$1,200	1,217

Japan Government Thirty Year Bonds
1.800% due 03/20/2054	JPY	46,000	182
2.100% due 09/20/2054		170,750	725
2.200% due 06/20/2054		21,000	91
2.300% due 12/20/2054		160,550	715
2.400% due 03/20/2055		190,200	867
3.200% due 09/20/2055		1,041,600	5,625
3.400% due 12/20/2055		391,050	2,195
3.700% due 03/20/2056		90,000	535

Japan Government Twenty Year Bonds
2.400% due 03/20/2045		95,000	493
2.700% due 09/20/2045		135,800	734

Kuwait International Government Bonds
4.016% due 10/09/2028		$900	888
4.804% due 04/20/2033		2,400	2,396

Mexico Bonos
7.500% due 05/26/2033	MXN	2,200	118
7.750% due 05/29/2031		15,600	867
8.500% due 03/01/2029		42,600	2,473
8.500% due 05/31/2029		10,100	586

Mexico Udibonos
3.000% due 12/03/2026 (g)		176	10

Peru Government Bonds
5.350% due 08/12/2040	PEN	100	26
5.400% due 08/12/2034		300	86
6.150% due 08/12/2032		627	199
6.850% due 08/12/2035		5,903	1,818
7.300% due 08/12/2033		9,700	3,179
7.600% due 08/12/2039		3,815	1,199

Peru Government International Bonds
5.400% due 08/12/2034		2,916	833
6.150% due 08/12/2032		9,710	3,077
6.900% due 08/12/2037		2,606	782
6.950% due 08/12/2031		7,618	2,535

Qatar Government International Bonds
4.800% due 04/08/2033		$2,800	2,815

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	5,900	309
7.000% due 02/28/2031		39,900	2,353
8.000% due 01/31/2030		6,700	412
8.500% due 01/31/2037		28,300	1,721
8.875% due 02/28/2035		102,300	6,472
9.000% due 01/31/2040		28,600	1,766
9.875% due 03/31/2039		5,100	337

Romania Government International Bonds
5.125% due 09/24/2031	EUR	600	701
5.250% due 03/10/2030		1,600	1,899
5.375% due 06/07/2033		1,200	1,385
6.250% due 09/10/2034		1,200	1,449

Russia Foreign Bonds-Eurobond
5.100% due 03/28/2035		$400	0
5.250% due 06/23/2047		1,600	0
5.625% due 04/04/2042		2,000	1,400

Turkiye Government Bonds
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	2,500	54
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~		200	4
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		52,000	1,125

Turkiye Government International Bonds
5.250% due 03/13/2030		$600	583
7.625% due 04/26/2029		700	732

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(c)		43	19
9.250% due 09/15/2027 ^(c)		243	120
9.250% due 05/07/2028 ^(c)		183	88
11.750% due 10/21/2026 ^(c)		10	6
11.950% due 08/05/2031 ^(c)		300	164

Total Sovereign Issues (Cost $136,325)			141,614

		SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (d)		133,771	324

iHeartMedia, Inc. Class A (d)		27,670	118

iHeartMedia, Inc. Class B «(d)		24,427	90

SES SA «(d)		28,556	432

Uniti Group, Inc. (d)		696	8

			972

FINANCIALS 0.0%

Amsurg Corp. (d)		22,386	21

Windstream Services LLC (d)		2,018	23

XBP Global Holdings, Inc. (d)		247	1

			45

INDUSTRIALS 0.0%

Westmoreland Mining Holdings «(d)(i)		237	0

Westmoreland Mining LLC «(d)(i)		1,303	4

			4

INFORMATION TECHNOLOGY 0.1%

NVIDIA Corp.		5,418	1,084

REAL ESTATE 0.0%

Country Garden Holdings Co. Ltd. (d)		279,204	6

Total Common Stocks (Cost $2,638)			2,111

WARRANTS 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 08/01/2035 «		393	5

Total Warrants (Cost $2)			5

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Cooperatieve Rabobank UA
6.500% due 12/31/2099 þ(h)		1,201,000	1,550

Windstream Holdings II LLC
11.000% «		13	15

Total Preferred Securities (Cost $1,775)			1,565

SHORT-TERM INSTRUMENTS 0.2%

EGYPT TREASURY BILLS 0.1%
23.927% due 09/15/2026 - 10/20/2026 (e)(f)	EGP	28,925	553

NIGERIA TREASURY BILLS 0.1%
21.558% due 07/07/2026 - 10/06/2026 (e)(f)	NGN	1,971,631	1,402

Total Short-Term Instruments (Cost $1,933)			1,955

Total Investments in Securities (Cost $1,677,118)			1,668,031

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	427,841	$4,168

Total Short-Term Instruments (Cost $4,167)		4,168

Total Investments in Affiliates (Cost $4,167)		4,168

Total Investments 154.3% (Cost $1,681,285)		$1,672,199

MARKET VALUE (000S)
Financial Derivative Instruments (k)(m) 0.0% (Cost or Premiums, net $3,504)	$231

Other Assets and Liabilities, net (54.3)%	(588,720)

Net Assets 100.0%	$1,083,710

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031	12/30/2025 - 12/31/2025	$63	$28	0.00%
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	272	224	0.02
Westmoreland Mining Holdings	03/26/2019	1	0	0.00
Westmoreland Mining LLC	06/30/2023 - 05/14/2026	4	4	0.00

		$340	$256	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	3.760%	06/29/2026	07/06/2026	$(2,000)	$(2,000)

Total Reverse Repurchase Agreements					$(2,000)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.5)%
Government National Mortgage Association, TBA	2.500%	08/01/2056	$300	$(256)	$(256)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2056	3,200	(2,538)	(2,556)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056	2,900	(2,996)	(2,997)

Total Short Sales (0.5)%				$(5,790)	$(5,809)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(2,000)	$0	$(2,000)	$1,943	$(57)

Total Borrowings and Other Financing Transactions	$0	$(2,000)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(2,000)	$0	$0	$(2,000)

Total Borrowings	$0	$(2,000)	$0	$0	$(2,000)

Payable for reverse repurchase agreements					$(2,000)

(j)	Securities with an aggregate market value of $1,943 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(52,801) at a weighted average interest rate of 3.751%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$109.250	07/24/2026	11	$11	$(3)	$(3)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	11	11	(2)	(2)

					$(5)	$(5)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	19	$19	$(3)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	40	40	(7)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	19	19	(3)	(1)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	40	40	(7)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	39	39	(12)	(5)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	61	61	(15)	(6)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	18	18	(3)	(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	18	18	(3)	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	22	22	(5)	(3)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	22	22	(3)	(5)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	$110.250	07/17/2026	22	$22	$(5)	$(5)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	22	22	(4)	(1)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	22	22	(5)	(8)

					$(75)	$(36)

Total Written Options					$(80)	$(41)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,822	$200,221	$1,533	$0	$(541)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	360	74,208	(37)	0	(42)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,417	151,685	393	0	(266)
Long Gilt Futures	09/2026	430	50,883	1,161	74	(257)
SFE 10 Year Australian Bond Futures	09/2026	180	13,686	189	26	(31)
Ultra U.S. Treasury Bond Futures	09/2026	244	28,342	937	0	(183)

				$4,176	$100	$(1,320)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	262	$(29,737)	$(774)	$172	$0
Eurex 10 Year Euro BUND Futures	09/2026	76	(11,058)	(117)	11	0
Eurex 5 Year Euro BOBL Futures	09/2026	23	(3,032)	(13)	2	0
TSE Japanese 10 Year Bond Futures	09/2026	1	(786)	(2)	3	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	299	(33,628)	(470)	117	0

				$(1,376)	$305	$0

Total Futures Contracts				$2,800	$405	$(1,320)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$	200	$(1)	$3	$2	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.508		400	21	(3)	18	0	0

							$20	$0	$20	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	4,324	$(163)	$178	$15	$0	$(1)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		400	(33)	36	3	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	8	1	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		1,600	(74)	86	12	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		400	(15)	18	3	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		400	(12)	14	2	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		100	(2)	2	0	0	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		200	(9)	5	(4)	0	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		1,045	57	(36)	21	0	(1)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		196	5	12	17	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		4,361	323	37	360	0	(2)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		13,266	801	287	1,088	0	(6)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		4,750	106	(2)	104	0	(1)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		14,400	266	54	320	0	(2)
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031	EUR	4,680	87	34	121	1	0

						$1,330	$733	$2,063	$2	$(13)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	24,600	$(542)	$235	$(307)	$0	$(16)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		34,380	(469)	(652)	(1,121)	0	(47)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	10	9	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		3,030	9	91	100	8	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		180	1	9	10	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	(11)	1	(10)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	96	(2)	94	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	1,273	(75)	1,198	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		2,200,000	370	21	391	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		541,400	269	37	306	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,130,000	515	151	666	24	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		192,000	75	34	109	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		258,000	429	71	500	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		46,000	69	13	82	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	$	12,400	114	(292)	(178)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		400	(18)	23	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		900	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		1,000	(2)	(15)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,500	(1)	62	61	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		500	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		15,500	(36)	(203)	(239)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		1,100	(2)	(15)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		2,600	(1)	44	43	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		10,200	(27)	(118)	(145)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		700	(1)	(15)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		1,200	(2)	(21)	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	(11)	77	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	53	53	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		5,100	(37)	(68)	(105)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		1,100	(8)	(14)	(22)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		660	47	(22)	25	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		500	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028		400	(1)	24	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		3,213	(130)	(102)	(232)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		1,300	(111)	161	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		29,180	204	215	419	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		1,100	(8)	3	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028		800	(1)	(56)	(57)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028		430	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028		750	0	9	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		3,066	60	(260)	(200)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		14,450	74	(1)	73	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		578	0	39	39	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		2,100	(6)	(124)	(130)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		300	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		500	(1)	(31)	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		1,200	(3)	3	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		400	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029		760	0	14	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		1,100	(35)	25	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		4,690	225	165	390	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,866	115	1	116	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		14,400	(257)	336	79	21	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029		800	(71)	128	57	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		800	(45)	115	70	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		68,730	(601)	983	382	117	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		4,920	467	(116)	351	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030		2,800	(205)	432	227	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030		1,600	(145)	260	115	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		900	(3)	(11)	(14)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		800	(3)	(14)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,400	(3)	6	3	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030		800	(74)	131	57	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030		800	(42)	116	74	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		12,000	505	(101)	404	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		24,800	(996)	3,682	2,686	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		910	5	17	22	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,590	153	405	558	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		1,300	(5)	(15)	(20)	0	(3)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	08/22/2030	$	200	$(1)	$0	$(1)	$0	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		11,650	41	219	260	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		20,420	(258)	402	144	44	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		6,660	(8)	(13)	(21)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		719	4	90	94	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		9,680	(188)	249	61	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,570	246	(164)	82	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		3,460	(25)	87	62	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031		320	(15)	10	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		550	0	14	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		880	0	19	19	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		4,400	274	408	682	11	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		6,495	(498)	(510)	(1,008)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		49,300	456	(104)	352	132	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		1,790	0	62	62	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		800	(3)	104	101	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031		900	(4)	119	115	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031		600	(1)	(79)	(80)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031		600	(1)	(78)	(79)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031		400	(1)	(50)	(51)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		7,000	(143)	984	841	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		24,620	(294)	485	191	73	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		400	(1)	(48)	(49)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		500	(1)	(62)	(63)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032		400	(1)	(47)	(48)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		900	(6)	(91)	(97)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		700	(3)	(79)	(82)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		10,100	393	(38)	355	31	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		2,400	(12)	(257)	(269)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		1,200	(6)	(125)	(131)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		15,070	(15)	146	131	48	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		300	3	22	25	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,170	(188)	(121)	(309)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,980	75	207	282	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,010	(173)	(290)	(463)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,108	176	68	244	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		1,410	18	32	50	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		15,050	(230)	385	155	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		13,520	(231)	365	134	47	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		11,180	1,312	20	1,332	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		330	0	7	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		400	(2)	(11)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		500	(2)	(13)	(15)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		400	(2)	(12)	(14)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		500	(2)	(14)	(16)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		500	(2)	(13)	(15)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		500	(2)	(17)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		1,000	(4)	(25)	(29)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		18,407	(264)	461	197	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		45,500	440	763	1,203	167	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		600	(2)	(17)	(19)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		19,440	(70)	348	278	72	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,300	(6)	(44)	(50)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		5,090	142	(4)	138	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,995	60	170	230	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		900	(4)	(20)	(24)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		400	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		400	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(3)	0	(3)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		800	(3)	4	1	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		800	(3)	16	13	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		600	(2)	11	9	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		800	(3)	9	6	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		400	(1)	8	7	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		400	(2)	8	6	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		300	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		400	(1)	9	8	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		200	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	7	6	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.435%	Annual	11/01/2033	$	200	$(1)	$8	$7	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		400	(2)	17	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		400	(2)	(7)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		400	(2)	(1)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		400	(2)	1	(1)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,560	(76)	29	(47)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	4	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		400	(2)	10	8	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		400	(2)	9	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		400	0	9	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		400	(2)	(6)	(8)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		400	(2)	(5)	(7)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		800	(4)	0	(4)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		400	(2)	(6)	(8)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		400	(1)	(5)	(6)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		400	(1)	0	(1)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		400	(1)	5	4	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		400	(2)	6	4	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		400	(1)	7	6	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		700	(2)	9	7	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		400	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,300	(4)	16	12	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		400	(1)	6	5	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		700	(2)	14	12	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,290	(92)	44	(48)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	0	(2)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		400	(1)	(2)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		900	(3)	9	6	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		700	(2)	6	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		500	(2)	6	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		500	(2)	9	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		500	(2)	14	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		500	(2)	12	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		500	(2)	13	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		500	(2)	17	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		700	(2)	22	20	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	10	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		500	(2)	19	17	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		700	(2)	24	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	18	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		500	(2)	16	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		500	(2)	18	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		500	(2)	17	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		500	(2)	16	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,000	(4)	32	28	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		300	(1)	9	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		1,100	(4)	34	30	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		500	(2)	14	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		1,000	(4)	39	35	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	10	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		500	(2)	23	21	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	15	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		800	(3)	45	42	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	30	28	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		500	(2)	30	28	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		500	(2)	(18)	(20)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		500	(2)	(21)	(23)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		500	(2)	(20)	(22)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		500	(1)	(19)	(20)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		500	(1)	(18)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		500	(2)	(16)	(18)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		1,100	(4)	(38)	(42)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		900	(3)	(30)	(33)	0	(4)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.455%	Annual	11/01/2034	$	900	$(3)	$(32)	$(35)	$0	$(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		900	(3)	(31)	(34)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		900	(3)	(33)	(36)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		3,100	(11)	(94)	(105)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,800	(6)	(52)	(58)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		600	(2)	(2)	(4)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		900	(4)	(7)	(11)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		300	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		210	5	(8)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		600	(2)	(4)	(6)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		600	(2)	(1)	(3)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		900	(2)	(4)	(6)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		900	(2)	6	4	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		600	(2)	7	5	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		300	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		600	(2)	8	6	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		300	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		600	(2)	5	3	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		600	(2)	6	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		600	(2)	5	3	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,000	(3)	3	0	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,200	(3)	7	4	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		1,200	(6)	(15)	(21)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		900	23	27	50	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		600	(2)	24	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		3,400	(29)	96	67	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,020	(16)	36	20	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		390	0	10	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		870	0	17	17	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		450	0	0	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		570	9	4	13	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		180	0	4	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		360	0	7	7	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		300	(65)	183	118	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		300	(64)	182	118	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		270	0	36	36	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		270	0	32	32	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		140	0	15	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(658)	1,405	747	16	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		3,000	(443)	1,740	1,297	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,200	(251)	724	473	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		900	(274)	576	302	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(181)	(185)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	634	1,007	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	218	211	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,642)	(1,566)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(41)	(42)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(40)	(41)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(35)	(37)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	(41)	(43)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		390	(4)	64	60	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		1,000	21	19	40	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		110	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		110	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		110	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		220	0	5	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		3,068	5	62	67	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	(20)	(22)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,900	387	82	469	40	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		180	0	4	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		180	0	4	4	2	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027	BRL	4,400	0	(78)	(78)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(81)	(81)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	(49)	(49)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(149)	(149)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	(148)	(148)	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(36)	(36)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.165%	Maturity	01/04/2027	BRL	5,020	$0	$(73)	$(73)	$0	$0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		8,380	0	(122)	(122)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		15,050	0	(218)	(218)	1	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		11,730	0	(169)	(169)	0	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		1,690	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		11,720	0	(166)	(166)	0	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		9,670	0	(133)	(133)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		16,300	1	(27)	(26)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		11,800	0	(16)	(16)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		10,700	(1)	(47)	(48)	5	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		21,400	2	(91)	(89)	9	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		36,600	(3)	(241)	(244)	21	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		13,300	0	(86)	(86)	8	0
Pay	1-Year BRL-CDI	13.172	Maturity	01/02/2031		11,200	2	(47)	(45)	6	0
Pay	1-Year BRL-CDI	13.180	Maturity	01/02/2031		42,100	(9)	(159)	(168)	24	0
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2031		1,700	0	(7)	(7)	1	0
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2031		2,500	0	(9)	(9)	1	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.250	Maturity	01/02/2031		2,400	0	(9)	(9)	1	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		5,900	(1)	(21)	(22)	3	0
Pay	1-Year BRL-CDI	13.260	Maturity	01/02/2031		700	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.300	Maturity	01/02/2031		1,000	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	13.315	Maturity	01/02/2031		2,600	0	(9)	(9)	2	0
Pay	1-Year BRL-CDI	13.330	Maturity	01/02/2031		500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		1,400	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		450	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.440	Maturity	01/02/2031		450	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		4,300	0	(11)	(11)	2	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		2,200	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		9,000	(5)	(10)	(15)	5	0
Pay	1-Year BRL-CDI	13.694	Maturity	01/02/2031		5,000	0	(8)	(8)	3	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		2,000	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	13.724	Maturity	01/02/2031		7,500	0	(9)	(9)	4	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		300	0	0	0	0	0
Pay	1-Year BRL-CDI	13.790	Maturity	01/02/2031		2,000	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	13.882	Maturity	01/02/2031		9,800	0	(5)	(5)	6	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		5,700	0	(3)	(3)	3	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,800	23	57	80	0	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	3,900	0	(2)	(2)	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028		7,100	0	10	10	0	(1)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	11	11	0	(1)
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	7	7	0	(1)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	7	7	0	(1)
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	9	9	0	(1)
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	14	14	0	(1)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	5	5	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		2,600	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	15	15	0	(1)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		2,700	0	5	5	0	(1)
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		2,700	0	5	5	0	(1)
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		2,700	0	5	5	0	(1)
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		2,700	0	5	5	0	(1)
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		2,700	0	5	5	0	(1)
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		2,700	0	5	5	0	(1)
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		2,600	0	5	5	0	(1)
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		9,100	0	17	17	0	(2)
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,600	0	6	6	0	(1)
Pay	3-Month ZAR-JIBAR	7.740	Quarterly	04/15/2036		1,800	0	0	0	0	(1)
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	04/16/2036		1,800	0	1	1	0	(1)
Pay	3-Month ZAR-JIBAR	7.820	Quarterly	04/16/2036		3,800	0	1	1	0	(1)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month ZAR-JIBAR	7.830%	Quarterly	04/16/2036	ZAR	1,800	$0	$1	$1	$0	$(1)
Pay	3-Month ZAR-JIBAR	7.855	Quarterly	04/16/2036		1,800	0	1	1	0	(1)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	04/17/2036		2,000	0	1	1	0	(1)
Pay	3-Month ZAR-JIBAR	7.885	Quarterly	04/17/2036		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	04/21/2036		900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	04/23/2036		1,500	0	2	2	0	(1)
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	04/24/2036		1,700	0	3	3	0	(1)
Pay	3-Month ZAR-JIBAR	8.140	Quarterly	04/28/2036		1,500	0	3	3	0	(1)
Pay	3-Month ZAR-JIBAR	8.150	Quarterly	04/28/2036		1,700	0	3	3	0	(1)
Pay	3-Month ZAR-JIBAR	7.950	Quarterly	05/07/2036		2,900	0	3	3	0	(1)
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	05/08/2036		940	0	1	1	0	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027	AUD	1,090	126	(139)	(13)	0	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		17,700	183	(428)	(245)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	(30)	(37)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		5,300	(20)	(35)	(55)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,100	28	(53)	(25)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		29,550	395	(817)	(422)	0	(8)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		14,200	146	(386)	(240)	0	(4)
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036	CZK	900	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028	EUR	500	(1)	21	20	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		500	(1)	2	1	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		500	(1)	3	2	0	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	3	2	0	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		400	(1)	4	3	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		400	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	2	1	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		500	(1)	1	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		600	(1)	9	8	1	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		42,500	11	(573)	(562)	0	(35)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(72)	(76)	0	(2)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	19	18	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	50	47	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	0	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	2	1	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	2	1	0	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(21)	(24)	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		300	(1)	(10)	(11)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	(8)	(9)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		400	(1)	(14)	(15)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	11	10	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		300	(1)	10	9	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		2,210	(37)	(3)	(40)	0	(3)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	126	113	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	268	205	1	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	1,563	1,695	0	(2)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		10,780	206	(11)	195	14	0
Receive	28-Day MXN-TIIE	7.220	Lunar	06/14/2028	MXN	117,100	29	(44)	(15)	8	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		4,600	0	13	13	0	(1)
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		5,600	0	17	17	0	(1)
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		8,000	0	24	24	0	(1)
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		21,100	0	65	65	0	(3)
Receive	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		56,200	9	(53)	(44)	12	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(42)	(42)	0	(2)
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(55)	(53)	0	(2)
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(83)	(92)	0	(4)
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(52)	(54)	0	(2)
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(113)	(116)	0	(5)
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(42)	(38)	0	(3)
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(73)	(81)	0	(3)

							$2,001	$11,145	$13,146	$1,820	$(518)

Total Swap Agreements							$3,351	$11,878	$15,229	$1,822	$(531)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$405	$1,822	$ 2,227	$ (41)	$ (1,320)	$ (531)	$ (1,892)

(l)

Securities with an aggregate market value of $14,220 and cash of $12,597 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	754		$539	$17	$0
	07/2026	CNH	8,961		1,327	7	0
	07/2026	NZD	5,385		3,181	122	0
	07/2026		$117	CAD	167	0	0
	07/2026		2,731	NZD	4,834	15	0
	08/2026	CAD	167		$117	0	0
	08/2026	NZD	4,834		2,734	0	(15)
	08/2026	SGD	1,324		1,024	0	(1)

BOA	07/2026	BRL	1,704		296	0	(34)
	07/2026	GBP	258		345	2	0
	07/2026	KRW	73,999		49	1	0
	07/2026	NOK	2,100		212	0	0
	07/2026		$329	BRL	1,704	1	0
	07/2026		684	CNH	4,626	0	(3)
	07/2026		350	JPY	55,716	0	(8)
	07/2026		769	NOK	7,143	0	(47)
	07/2026		72	PLN	272	0	0
	07/2026		2,303	SGD	2,980	1	0
	08/2026	ILS	1,264		$425	0	0
	08/2026	SGD	2,973		2,303	0	(1)
	08/2026		$124	INR	11,783	0	0
	09/2026	KZT	17,125		$34	0	(1)
	09/2026	MXN	1,554		88	0	(1)
	09/2026	PEN	506		147	0	0
	09/2026		$35	INR	3,316	0	0
	10/2026	BRL	2,100		$384	0	(14)
	12/2026	COP	2,147,615		538	0	(66)

BPS	07/2026	BRL	84,057		15,684	1	(600)
	07/2026	CAD	6,465		4,563	6	(1)
	07/2026	CHF	584		742	20	0
	07/2026	CNH	4,857		718	3	0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	EUR	55,874		$65,094	$1,252	$0
	07/2026	IDR	78,815,211		4,398	2	(4)
	07/2026	ILS	2,453		832	8	0
	07/2026	INR	144,069		1,500	0	(22)
	07/2026	KRW	348,634		229	3	0
	07/2026	THB	20,342		620	8	(1)
	07/2026		$16,471	BRL	84,057	81	(269)
	07/2026		2,107	GBP	1,581	3	(12)
	07/2026		1,674	IDR	29,960,128	2	0
	07/2026		4,315	INR	409,181	10	(7)
	07/2026		1,185	JPY	188,467	0	(26)
	07/2026		1,058	KRW	1,622,356	0	(9)
	07/2026		52	KWD	16	0	(1)
	07/2026		200	ZAR	3,286	0	0
	08/2026	GBP	1,012		$1,338	0	(5)
	08/2026	IDR	9,701,846		540	0	0
	08/2026	ILS	277		93	0	0
	08/2026		$340	BRL	1,776	1	0
	08/2026		1,043	INR	98,971	1	0
	09/2026	IDR	8,364,991		$461	0	(4)
	09/2026	THB	18,288		564	10	0
	09/2026		$2,691	IDR	47,637,105	4	(51)
	09/2026		318	INR	30,187	0	(1)
	09/2026		110	THB	3,598	0	(1)
	10/2026	BRL	24,335		$4,542	34	(104)
	12/2026		$286	IDR	5,198,393	1	0
	04/2027	BRL	70,775		$13,113	211	(10)
	06/2027		$41	KWD	12	0	(1)
	07/2029	KWD	23		$80	4	0
	05/2030		130		447	23	0
	08/2030		39		133	4	0
	01/2031		22		75	2	0
	06/2031		70		234	6	0

BRC	07/2026	ILS	2,323		785	4	0
	07/2026	NZD	7,823		4,626	183	0
	07/2026	TRY	53,567		1,122	0	(14)
	07/2026		$5,266	TRY	252,172	62	0
	07/2026		999	ZAR	16,230	0	(10)

BSH	07/2026	BRL	13,000		$2,230	0	(289)
	07/2026	PEN	11,876		3,520	51	(3)
	07/2026		$2,561	BRL	13,000	0	(43)
	07/2026		6,281	JPY	998,718	0	(139)
	07/2026		3,698	NZD	6,545	19	0
	08/2026	NZD	6,545		$3,702	0	(19)
	08/2026	PEN	119		35	0	0
	09/2026		$977	BRL	5,012	0	(21)
	10/2026	BRL	31,600		$5,833	0	(156)
	02/2027	PEN	4,147		1,192	0	(11)
	04/2027	BRL	13,300		2,465	38	0

CBK	07/2026	IDR	2,330,770		130	0	0
	07/2026	ILS	2,735		941	22	0
	07/2026	INR	96,371		1,021	3	0
	07/2026	NOK	2,395		258	16	0
	07/2026	PEN	1,920		541	0	(21)
	07/2026		$836	IDR	15,003,917	2	0
	07/2026		995	INR	96,372	24	0
	07/2026		109	KRW	164,286	0	(2)
	07/2026		1,272	PEN	4,337	0	(3)
	07/2026		754	PLN	2,756	0	(22)
	08/2026	COP	10,199,414		$2,683	0	(269)
	08/2026	ILS	3,789		1,316	42	0
	08/2026		$227	ILS	675	0	0
	08/2026		194	INR	18,389	0	0
	09/2026	COP	1,846,900		$477	0	(54)
	09/2026	IDR	30,366,639		1,682	0	(3)
	09/2026	INR	9,658		100	0	(1)
	09/2026	KZT	35,760		71	0	(2)
	09/2026	PEN	7,275		2,118	3	(7)
	09/2026	THB	22,207		671	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2026		$557	IDR	9,934,555	$0	$(6)
	09/2026		282	MXN	5,038	5	0
	09/2026		2	PEN	7	0	0
	10/2026	PEN	2,616		$761	0	(2)
	11/2026		3,481		1,018	5	0
	12/2026		2,417		692	0	(11)
	12/2026		$846	IDR	15,378,502	2	0

DUB	07/2026	IDR	1,979,065		$111	0	0
	07/2026	INR	36,100		382	1	0
	07/2026	KZT	9,970		21	0	0
	07/2026	PEN	2,123		628	7	0
	07/2026		$255	INR	24,607	5	0
	07/2026		139	NOK	1,288	0	(8)
	07/2026		753	PLN	2,795	0	(10)
	07/2026		1,783	SGD	2,306	0	0
	07/2026		466	ZAR	7,547	0	(6)
	08/2026	KZT	65,212		$135	0	0
	08/2026	SGD	2,301		1,783	0	0
	09/2026	IDR	23,833,395		1,323	0	0
	09/2026	PEN	265		76	0	(2)
	09/2026		$342	IDR	6,208,857	3	0
	09/2026		382	INR	36,344	0	(1)
	11/2026	KZT	40,087		$81	1	0
	12/2026		$243	IDR	4,401,228	0	0

FAR	07/2026	CNH	4,832		$714	3	0
	07/2026	GBP	6,492		8,730	119	0
	07/2026	INR	35,906		381	1	0
	07/2026	JPY	2,403,828		14,857	73	0
	07/2026	SGD	15,761		12,354	172	0
	07/2026		$2,062	CNH	14,024	3	0
	07/2026		376	INR	35,906	3	0
	07/2026		1,453	JPY	230,860	0	(33)
	07/2026		2,436	PLN	8,964	0	(53)
	07/2026		5,801	SGD	7,523	14	0
	07/2026		651	ZAR	10,752	4	0
	08/2026	CNH	13,993		$2,062	0	(3)
	08/2026	ILS	2,043		714	26	0
	08/2026	SGD	7,506		5,801	0	(14)
	08/2026		$14,857	JPY	2,397,537	0	(73)
	09/2026	PEN	12,106		$3,595	64	0
	09/2026		$184	INR	17,618	1	0
	09/2026		229	MXN	4,036	1	0

GLM	07/2026	BRL	170,145		$32,018	52	(993)
	07/2026	IDR	14,451,275		807	0	(1)
	07/2026	KRW	338,232		219	1	0
	07/2026		$32,277	BRL	170,145	850	(168)
	07/2026		11,292	CAD	16,068	38	0
	07/2026		679	COP	2,337,142	2	0
	07/2026		806	IDR	14,451,275	2	0
	07/2026		219	KRW	338,184	0	0
	07/2026		114	ZAR	1,883	1	0
	08/2026	CAD	16,045		$11,292	0	(38)
	08/2026	NGN	47,250		30	0	(4)
	08/2026		$252	INR	24,170	2	0
	09/2026	COP	2,337,142		$670	0	(2)
	09/2026	IDR	14,535,903		806	0	(1)
	09/2026	MXN	1,763		100	0	0
	09/2026	THB	55,966		1,734	39	0
	09/2026		$1,595	IDR	28,633,702	4	(9)
	09/2026		1,023	INR	98,396	10	0
	09/2026		331	MXN	5,775	0	(3)
	10/2026	BRL	13,000		$2,278	0	(186)
	10/2026		$21,092	BRL	111,036	6	(53)
	04/2027	BRL	32,900		$6,129	127	0

JPM	07/2026	AUD	3,265		2,328	67	0
	07/2026	BRL	30,000		5,343	0	(469)
	07/2026	ILS	6,519		2,183	0	(7)
	07/2026	INR	4,139		44	0	0
	07/2026	KRW	104,517		68	0	0

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	KZT	5,245		$11	$0	$0
	07/2026	NOK	5,246		530	0	0
	07/2026		$5,835	BRL	30,000	11	(35)
	07/2026		122	IDR	2,195,890	1	0
	07/2026		44	INR	4,139	0	0
	07/2026		100	KRW	154,309	0	(1)
	07/2026		816	PLN	2,982	0	(24)
	07/2026		439	THB	14,672	3	0
	08/2026	ILS	6,662		$2,294	53	0
	08/2026	KZT	24,386		50	0	0
	08/2026		$413	INR	39,213	0	0
	08/2026		530	NOK	5,248	0	0
	09/2026	IDR	2,208,093		$122	0	0
	09/2026	INR	14,848		156	0	0
	09/2026	MXN	4,751		269	0	(1)
	09/2026	THB	56,634		1,729	20	(6)
	09/2026	TWD	23,540		744	7	0
	09/2026		$533	INR	50,795	0	0
	09/2026		15,041	MXN	261,541	0	(179)
	10/2026	BRL	4,100		$747	0	(31)
	12/2026	MXN	851		49	1	0
	12/2026		$623	MXN	10,991	0	(3)
	04/2027	BRL	24,700		$4,520	27	(13)

MBC	07/2026	AUD	14		10	0	0
	07/2026	CHF	5,998		7,618	198	(4)
	07/2026	EUR	730		848	14	0
	07/2026	IDR	198,921		11	0	0
	07/2026	INR	36,242		384	1	0
	07/2026	KRW	1,273,670		840	17	0
	07/2026	NOK	1,692		170	0	(1)
	07/2026		$2,811	AUD	4,033	6	(24)
	07/2026		64,313	EUR	56,604	379	(17)
	07/2026		11	IDR	198,921	0	0
	07/2026		592	INR	57,036	10	0
	07/2026		5,855	JPY	930,364	0	(133)
	07/2026		330	NOK	3,061	0	(21)
	08/2026	AUD	2,360		$1,627	0	(6)
	08/2026	CAD	135		95	0	0
	08/2026	EUR	55,787		63,448	0	(379)
	08/2026		$146	INR	13,889	0	0
	08/2026		170	NOK	1,693	1	0
	09/2026	THB	13,160		$394	0	(4)
	09/2026		$1,611	INR	154,173	8	(1)
	09/2026		471	MXN	8,218	0	(4)

MYI	11/2026		1,011	PEN	3,481	2	0
	12/2026	PEN	3,481		$1,010	0	(3)

NGF	07/2026	IDR	13,376,388		747	0	(1)
	07/2026		$750	IDR	13,376,388	0	(2)
	07/2026		598	INR	57,566	9	0
	07/2026		1,255	SGD	1,625	1	0
	08/2026	SGD	1,621		$1,255	0	(1)
	09/2026	IDR	13,451,406		750	4	0
	09/2026		$341	IDR	6,065,255	0	(4)

SCX	07/2026	COP	2,337,142		$607	0	(74)
	07/2026	INR	28,422		300	0	0
	07/2026	NGN	394,657		285	0	0
	07/2026		$284	IDR	5,093,222	1	0
	07/2026		787	INR	75,484	10	0
	07/2026		1,034	NZD	1,829	5	0
	08/2026	CHF	6,758		$8,377	0	(17)
	08/2026		$627	INR	60,034	6	0
	09/2026	IDR	15,269,969		$846	0	(2)
	09/2026	KZT	5,606		11	0	0
	09/2026	THB	24,246		747	14	(1)
	09/2026		$869	IDR	15,599,873	2	(5)
	09/2026		300	INR	28,613	0	0
	11/2026	NGN	32,350		$20	0	(2)

SSB	07/2026	CAD	11,222		8,138	226	0
	07/2026	CHF	198		252	7	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$104	CAD	147	$0	$0
	07/2026		6,833	GBP	5,169	24	0
	08/2026	CAD	147		$104	0	0
	08/2026	GBP	5,169		6,833	0	(24)

UAG	07/2026		$767	PLN	2,802	0	(22)
	09/2026	COP	2,943,110		$763	0	(83)
	09/2026	MXN	1,621		92	0	0
	09/2026	THB	2,407		73	0	0
	12/2026	COP	14,386,996		3,687	0	(361)

Total Forward Foreign Currency Contracts						$5,117	$(6,056)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875%	07/24/2026	1,100	$(2)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	1,100	(3)	(3)

Total Written Options							$(5)	$(4)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BPS	Colombia Government International Bonds	1.000%	Quarterly	12/20/2027	0.634%		$300	$(27)	$29	$2	$0

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422		200	(9)	10	1	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.357		100	(2)	4	2	0

CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		400	(14)	16	2	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.167		700	(3)	9	6	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.445		1,400	(19)	48	29	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	83	0	0	0	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	35	0	0	0	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		400	(15)	17	2	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		200	(18)	19	1	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.408		300	(8)	14	6	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		100	(4)	4	0	0

JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.445		1,400	(15)	44	29	0

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		300	(11)	12	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		400	(36)	38	2	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.357		300	(5)	11	6	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.408		200	(5)	9	4	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484		200	(2)	4	2	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		700	(31)	34	3	0

								$(224)	$322	$98	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	1,200	$274	$(19)	$255	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		500	115	(9)	106	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		200	45	(2)	43	0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	$	7,059	(152)	158	6	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		15,100	23	63	86	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		258	(11)	11	0	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	900	206	(15)	191	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	$	989	1	0	1	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		200	1	0	1	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		9,775	(40)	69	29	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		11,200	0	64	64	0

							$462	$320	$782	$0

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FAR	Pay	NVIDIA Corp.	5,418	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	$1,043	$0	$(41)	$0	$(41)

Total Swap Agreements								$238	$601	$880	$(41)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$161	$0	$0	$161	$(16)	$0	$0	$(16)	$145	$0	$145
BOA	5	0	255	260	(175)	0	0	(175)	85	0	85
BPS	1,700	0	108	1,808	(1,129)	0	0	(1,129)	679	(1,000)	(321)
BRC	249	0	3	252	(24)	0	0	(24)	228	(260)	(32)
BSH	108	0	0	108	(681)	0	0	(681)	(573)	617	44
CBK	124	0	80	204	(405)	0	0	(405)	(201)	318	117
DUB	17	0	0	17	(27)	0	0	(27)	(10)	0	(10)
FAR	484	0	0	484	(176)	0	(41)	(217)	267	(270)	(3)
GLM	1,134	0	0	1,134	(1,458)	0	0	(1,458)	(324)	453	129
GST	0	0	101	101	0	0	0	0	101	0	101
JPM	190	0	220	410	(769)	(4)	0	(773)	(363)	249	(114)
MBC	634	0	0	634	(594)	0	0	(594)	40	0	40
MYC	0	0	18	18	0	0	0	0	18	31	49
MYI	2	0	0	2	(3)	0	0	(3)	(1)	2	1
NGF	14	0	0	14	(8)	0	0	(8)	6	0	6
SAL	0	0	95	95	0	0	0	0	95	0	95
SCX	38	0	0	38	(101)	0	0	(101)	(63)	0	(63)
SSB	257	0	0	257	(24)	0	0	(24)	233	(260)	(27)
UAG	0	0	0	0	(466)	0	0	(466)	(466)	0	(466)

Total Over the Counter	$5,117	$0	$880	$5,997	$(6,056)	$(4)	$(41)	$(6,101)

(n)

Securities with an aggregate market value of $1,670 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$405	$405
Swap Agreements	0	2	0	0	1,820	1,822

	$0	$2	$0	$0	$2,225	$2,227

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,117	$0	$5,117
Swap Agreements	0	880	0	0	0	880

	$0	$880	$0	$5,117	$0	$5,997

	$0	$882	$0	$5,117	$2,225	$8,224

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$41	$41
Futures	0	0	0	0	1,320	1,320
Swap Agreements	0	11	0	0	520	531

	$0	$11	$0	$0	$1,881	$1,892

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,056	$0	$6,056
Written Options	0	0	0	0	4	4
Swap Agreements	0	0	41	0	0	41

	$0	$0	$41	$6,056	$4	$6,101

	$0	$11	$41	$6,056	$1,885	$7,993

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$17	$17
Futures	0	0	0	0	(10,096)	(10,096)
Swap Agreements	0	(140)	0	0	4,467	4,327

	$0	$(140)	$0	$0	$(5,612)	$(5,752)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,024)	$0	$(1,024)
Written Options	0	0	0	6	15	21
Swap Agreements	0	367	0	0	0	367

	$0	$367	$0	$(1,018)	$15	$(636)

	$0	$227	$0	$(1,018)	$(5,597)	$(6,388)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$39	$39
Futures	(439)	0	0	0	3,121	2,682
Swap Agreements	0	444	0	0	2,304	2,748

	$(439)	$444	$0	$0	$5,464	$5,469

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$941	$0	$941
Written Options	0	0	0	0	1	1
Swap Agreements	0	(202)	(41)	0	0	(243)

	$0	$(202)	$(41)	$941	$1	$699

	$(439)	$242	$(41)	$941	$5,465	$6,168

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,999	$1,994	$13,193
Corporate Bonds & Notes
Banking & Finance	0	42,266	0	42,266
Industrials	0	76,327	0	76,327
Utilities	0	16,088	0	16,088
Convertible Bonds & Notes
Banking & Finance	0	28	0	28
U.S. Government Agencies	0	625,269	0	625,269
U.S. Treasury Obligations	0	141,064	0	141,064
Non-Agency Mortgage-Backed Securities	0	194,955	0	194,955
Asset-Backed Securities
Automobile ABS Other	0	3,375	0	3,375
Automobile Sequential	0	11,201	0	11,201
CMBS Other	0	25,379	0	25,379
Home Equity Other	0	153,549	0	153,549
Whole Loan Collateral	0	31,452	0	31,452
Other ABS	0	181,335	5,300	186,635
Sovereign Issues	0	141,614	0	141,614
Common Stocks
Communication Services	450	0	522	972
Financials	1	44	0	45
Industrials	0	0	4	4
Information Technology	1,084	0	0	1,084
Real Estate	6	0	0	6
Warrants
Communication Services	0	0	5	5
Preferred Securities
Banking & Finance	0	1,550	15	1,565
Short-Term Instruments
Egypt Treasury Bills	0	553	0	553
Nigeria Treasury Bills	0	1,402	0	1,402

	$1,541	$1,658,650	$7,840	$1,668,031

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,168	$0	$0	$4,168

Total Investments	$5,709	$1,658,650	$7,840	$1,672,199

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,809)	$0	$(5,809)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	116	2,111	0	2,227
Over the counter	0	5,997	0	5,997

	$116	$8,108	$0	$8,224

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(288)	(1,604)	0	(1,892)
Over the counter	0	(6,101)	0	(6,101)

	$(288)	$(7,705)	$0	$(7,993)

Total Financial Derivative Instruments	$(172)	$403	$0	$231

Totals	$5,537	$1,653,244	$7,840	$1,666,621

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Income Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

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(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets.

Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate

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Notes to Financial Statements	(Cont.)

swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the

Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and

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other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

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Notes to Financial Statements	(Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market

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movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$477	$182,691	$(179,000)	$0	$0	$4,168	$90	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that

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private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to

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Notes to Financial Statements	(Cont.)

the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2026, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these

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securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial

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Notes to Financial Statements	(Cont.)

derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

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Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Notes to Financial Statements	(Cont.)

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge the portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the

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seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap’’, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor’’, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

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Notes to Financial Statements	(Cont.)

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

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Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Distribution Rate Risk is the risk that the Portfolio’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Portfolio performance and other factors.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of the Portfolio’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Portfolio.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Notes to Financial Statements	(Cont.)

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may

(or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M		Administrative Class	Advisor Class
0.25%	0.40%	0.40%	*	0.40%	0.40%

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2026.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

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Notes to Financial Statements	(Cont.)

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing, or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M*	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2026.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $8,659.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$5	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$4,249,153	$4,215,887	$163,633	$62,817

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	1,501	$15,416	2,320	$23,508

Administrative Class	4,218	43,554	12,098	122,001

Advisor Class	5,362	55,114	15,285	154,809
Issued as reinvestment of distributions

Institutional Class	276	2,835	468	4,753

Administrative Class	1,193	12,270	2,018	20,489

Advisor Class	1,143	11,761	2,282	23,151
Cost of shares redeemed

Institutional Class	(657)	(6,755)	(2,283)	(22,849)

Administrative Class	(1,870)	(19,259)	(4,013)	(40,644)

Advisor Class	(2,288)	(23,484)	(15,126)	(154,915)

Net increase (decrease) resulting from Portfolio share transactions	8,878	$91,452	13,049	$130,303

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)	June 30, 2026	(Unaudited)

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$ 4,688	$ 15,309

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 54% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$ 1,678,999	$ 60,082	$ (54,807)	$ 5,275

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

52	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone

BRL	Brazilian Real	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

CAD	Canadian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol

CHF	Swiss Franc	INR	Indian Rupee	PLN	Polish Zloty

CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD	To-Be-Determined

CHILIBOR	Chile Interbank Offered Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0408	$0.0000	$0.0000	$0.0408

February 2026	$0.0422	$0.0000	$0.0000	$0.0422

March 2026	$0.0450	$0.0000	$0.0000	$0.0450

April 2026	$0.0455	$0.0000	$0.0000	$0.0455

May 2026	$0.0533	$0.0000	$0.0000	$0.0533

June 2026	$0.0489	$0.0000	$0.0000	$0.0489

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0395	$0.0000	$0.0000	$0.0395

February 2026	$0.0410	$0.0000	$0.0000	$0.0410

March 2026	$0.0437	$0.0000	$0.0000	$0.0437

April 2026	$0.0442	$0.0000	$0.0000	$0.0442

May 2026	$0.0520	$0.0000	$0.0000	$0.0520

June 2026	$0.0476	$0.0000	$0.0000	$0.0476

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0386	$0.0000	$0.0000	$0.0386

February 2026	$0.0402	$0.0000	$0.0000	$0.0402

March 2026	$0.0429	$0.0000	$0.0000	$0.0429

April 2026	$0.0434	$0.0000	$0.0000	$0.0434

May 2026	$0.0512	$0.0000	$0.0000	$0.0512

June 2026	$0.0468	$0.0000	$0.0000	$0.0468

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

54	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

56	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	57

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINCOMEFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has

2	PIMCO VARIABLE INSURANCE TRUST

indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	02/16/99	04/10/00	02/16/99	04/30/14	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2026 - 06/30/2026+	$10.04	$0.17	$(0.10)	$0.07	$(0.16)	$0.00	$0.00	$(0.16)

12/31/2025	10.00	0.34	0.06	0.40	(0.36)	0.00	0.00	(0.36)

12/31/2024	9.83	0.32	0.22	0.54	(0.37)	0.00	0.00	(0.37)

12/31/2023	9.51	0.20	0.64	0.84	(0.07)	(0.26)	(0.19)	(0.52)

12/31/2022	10.75	0.16	(1.24)	(1.08)	(0.16)	0.00	0.00	(0.16)

12/31/2021	11.24	0.17	(0.37)	(0.20)	(0.19)	(0.10)	0.00	(0.29)
Administrative Class

01/01/2026 - 06/30/2026+	10.04	0.17	(0.10)	0.07	(0.16)	0.00	0.00	(0.16)

12/31/2025	10.00	0.33	0.06	0.39	(0.35)	0.00	0.00	(0.35)

12/31/2024	9.83	0.31	0.22	0.53	(0.36)	0.00	0.00	(0.36)

12/31/2023	9.51	0.19	0.64	0.83	(0.06)	(0.26)	(0.19)	(0.51)

12/31/2022	10.75	0.15	(1.24)	(1.09)	(0.15)	0.00	0.00	(0.15)

12/31/2021	11.24	0.15	(0.37)	(0.22)	(0.17)	(0.10)	0.00	(0.27)
Advisor Class

01/01/2026 - 06/30/2026+	10.04	0.16	(0.10)	0.06	(0.15)	0.00	0.00	(0.15)

12/31/2025	10.00	0.32	0.06	0.38	(0.34)	0.00	0.00	(0.34)

12/31/2024	9.83	0.30	0.22	0.52	(0.35)	0.00	0.00	(0.35)

12/31/2023	9.51	0.18	0.64	0.82	(0.05)	(0.26)	(0.19)	(0.50)

12/31/2022	10.75	0.14	(1.24)	(1.10)	(0.14)	0.00	0.00	(0.14)

12/31/2021	11.24	0.14	(0.37)	(0.23)	(0.16)	(0.10)	0.00	(0.26)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.95	0.75%	$134,680	1.03	%*	1.03	%*	0.76	%*	0.76	%*	3.54	%*	297%

10.04	4.10	132,164	0.94		0.94		0.75		0.75		3.43		654

10.00	5.62	107,749	0.86		0.86		0.75		0.75		3.30		626

9.83	9.18	127,068	1.13		1.13		0.75		0.75		2.15		647

9.51	(10.02)	120,068	0.86		0.86		0.75		0.75		1.65		413

10.75	(1.81)	120,577	0.76		0.76		0.75		0.75		1.52		345

9.95	0.67	109,227	1.18	*	1.18	*	0.91	*	0.91	*	3.39	*	297

10.04	3.95	111,816	1.09		1.09		0.90		0.90		3.28		654

10.00	5.46	91,819	1.01		1.01		0.90		0.90		3.19		626

9.83	9.02	83,504	1.28		1.28		0.90		0.90		2.01		647

9.51	(10.15)	68,241	1.01		1.01		0.90		0.90		1.50		413

10.75	(1.96)	82,338	0.91		0.91		0.90		0.90		1.36		345

9.95	0.62	289,590	1.28	*	1.28	*	1.01	*	1.01	*	3.28	*	297

10.04	3.85	302,092	1.19		1.19		1.00		1.00		3.18		654

10.00	5.36	337,268	1.11		1.11		1.00		1.00		3.08		626

9.83	8.91	357,706	1.38		1.38		1.00		1.00		1.90		647

9.51	(10.24)	374,446	1.11		1.11		1.00		1.00		1.40		413

10.75	(2.05)	499,139	1.01		1.01		1.00		1.00		1.26		345

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$737,997
Investments in Affiliates	1,195
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,523
Over the counter	9,094
Cash	521
Deposits with counterparty	8,063
Foreign currency, at value	6,335
Receivable for investments sold	69,114
Receivable for TBA investments sold	286,953
Receivable for Portfolio shares sold	1,120
Interest and/or dividends receivable	5,338
Dividends receivable from Affiliates	2
Reimbursement receivable from PIMCO	4
Total Assets	1,127,259

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$23,193
Payable for short sales	79,972
Financial Derivative Instruments
Exchange-traded or centrally cleared	949
Over the counter	3,405
Payable for investments purchased	77,265
Payable for investments in Affiliates purchased	2
Payable for investments purchased on a delayed-delivery basis	111
Payable for TBA investments purchased	401,938
Deposits from counterparty	5,551
Payable for Portfolio shares redeemed	948
Accrued investment advisory fees	109
Accrued supervisory and administrative fees	218
Accrued distribution fees	60
Accrued servicing fees	13
Accrued taxes payable	5
Foreign capital gains tax payable	22
Other liabilities	1
Total Liabilities	593,762

Commitments and Contingent Liabilities^

Net Assets	$533,497

Net Assets Consist of:

Paid in capital	$580,847
Distributable earnings (accumulated loss)	(47,350)

Net Assets	$533,497

Net Assets:

Institutional Class	$134,680
Administrative Class	109,227
Advisor Class	289,590

Shares Issued and Outstanding:

Institutional Class	13,541
Administrative Class	10,982
Advisor Class	29,116

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.95
Administrative Class	9.95
Advisor Class	9.95

Cost of investments in securities	$760,907
Cost of investments in Affiliates	$1,195
Cost of foreign currency held	$6,330
Proceeds received on short sales	$79,932
Cost or premiums of financial derivative instruments, net	$802

* Includes repurchase agreements of:	$961

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$12,057
Dividends from Investments in Affiliates	34
Total Income	12,091

Expenses:

Investment advisory fees	662
Supervisory and administrative fees	1,324
Distribution and/or servicing fees - Administrative Class	81
Distribution and/or servicing fees - Advisor Class	361
Trustee fees	17
Interest expense	726
Miscellaneous expense	6
Total Expenses	3,177
Waiver and/or Reimbursement by PIMCO	(6)
Net Expenses	3,171

Net Investment Income (Loss)	8,920

Net Realized Gain (Loss):

Investments in securities	(621)
Exchange-traded or centrally cleared financial derivative instruments	(2,945)
Over the counter financial derivative instruments	(3,116)
Foreign currency	3,419

Net Realized Gain (Loss)	(3,263)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	(10,872)
Exchange-traded or centrally cleared financial derivative instruments	356
Over the counter financial derivative instruments	9,079
Foreign currency assets and liabilities	(1,003)

Net Change in Unrealized Appreciation (Depreciation)	(2,440)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,217

* Foreign tax withholdings	$25
** Foreign capital gains tax	$(5)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,920	$17,359
Net realized gain (loss)	(3,263)	(16,132)
Net change in unrealized appreciation (depreciation)	(2,440)	19,671

Net Increase (Decrease) in Net Assets Resulting from Operations	3,217	20,898

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,204)	(4,359)
Administrative Class	(1,728)	(3,452)
Advisor Class	(4,433)	(10,645)

Total Distributions(a)	(8,365)	(18,456)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(7,427)	6,794

Total Increase (Decrease) in Net Assets	(12,575)	9,236

Net Assets:

Beginning of period	546,072	536,836
End of period	$533,497	$546,072

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.4%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$166	$147
1.000% due 07/09/2029		4	3

Total Argentina (Cost $129)			150

AUSTRALIA 4.7%

CORPORATE BONDS & NOTES 0.5%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$2,450	2,500

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	8,400	5,797

SOVEREIGN ISSUES 3.1%

Australia Government Bonds
1.750% due 06/21/2051		50	18

New South Wales Treasury Corp.
1.750% due 03/20/2034		4,900	2,675
2.000% due 03/08/2033		4,100	2,365

Queensland Treasury Corp.
1.750% due 07/20/2034		1,600	861
2.000% due 08/22/2033		2,700	1,534
5.250% due 07/21/2036		2,200	1,513

South Australian Government Financing Authority
4.750% due 05/24/2035		1,100	738

Treasury Corp. of Victoria
2.000% due 09/17/2035		1,200	631
2.000% due 11/20/2037		4,700	2,284
2.250% due 09/15/2033		5,000	2,878
4.250% due 12/20/2032		1,200	799

			16,296

Total Australia (Cost $23,306)			24,593

BELGIUM 0.1%

CORPORATE BONDS & NOTES 0.1%

KBC Group NV
5.796% due 01/19/2029 •		$800	814

Total Belgium (Cost $800)			814

BULGARIA 0.2%

SOVEREIGN ISSUES 0.2%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	400	446
4.125% due 07/18/2045		800	878

Total Bulgaria (Cost $1,369)			1,324

CANADA 4.4%

CORPORATE BONDS & NOTES 1.1%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$62	58

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	1,200	1,253

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$3,700	3,763

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	568

			5,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	23	$17
2.867% due 02/12/2055 ~		1,000	686

			703

SOVEREIGN ISSUES 3.2%

Canada Government Bonds
1.750% due 12/01/2053		910	421

Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)		581	401

Export Development Canada
7.130% due 03/11/2029	INR	84,800	892

Province of Ontario
3.500% due 01/27/2027	AUD	1,000	687
3.650% due 06/02/2033	CAD	8,800	6,292

Province of Quebec
3.600% due 09/01/2033		8,100	5,751
4.450% due 09/01/2034		400	298

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	3,300	2,245

			16,987

Total Canada (Cost $23,597)			23,332

CAYMAN ISLANDS 3.3%

ASSET-BACKED SECURITIES 2.6%

AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •		$1,300	1,300

Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •		1,800	1,802

Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •		1,300	1,301

CarVal CLO I Ltd.
4.910% due 07/16/2031 •		180	180

Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •		562	563

GPMT Ltd.
5.108% due 12/15/2036 •		838	839

KREF Ltd.
5.089% due 02/17/2039 •		206	206

Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •		3,500	3,503

MF1 Ltd.
4.989% due 02/19/2037 •		597	597

Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •		145	145

OFSI BSL X Ltd.
4.945% due 04/20/2034 •		2,100	2,101

Sandstone Peak Ltd.
4.843% due 04/15/2038 •		1,000	1,000

Venture 44 CLO Ltd.
4.815% due 10/20/2034 •		600	601

			14,138

CORPORATE BONDS & NOTES 0.6%

Foxconn Far East Ltd.
1.875% due 08/25/2028		1,400	1,321

Gaci First Investment Co.
5.250% due 01/29/2034		600	600

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		600	603

Sands China Ltd.
5.400% due 08/08/2028		500	504

			3,028

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		$400	$405

Total Cayman Islands (Cost $17,537)			17,571

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		600	606

Total Chile (Cost $600)			606

CHINA 9.3%

SOVEREIGN ISSUES 9.3%

China Development Bank
2.630% due 01/08/2034	CNY	126,910	19,932
2.820% due 05/22/2033		95,780	15,185

China Government Bonds
1.650% due 05/15/2035		28,900	4,252
1.920% due 01/15/2055		14,900	2,045
2.190% due 09/25/2054		20,000	2,907
3.530% due 10/18/2051		28,000	5,151

Total China (Cost $46,666)			49,472

COLOMBIA 1.1%

SOVEREIGN ISSUES 1.1%

Colombia TES
11.500% due 07/25/2046	COP	36,000	10
11.750% due 01/24/2035		1,276,800	367
12.000% due 03/13/2058		1,686,100	488
12.750% due 11/28/2040		7,484,600	2,284
13.250% due 02/09/2033		8,911,000	2,751

Total Colombia (Cost $5,393)			5,900

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	750	902
6.001% due 01/16/2036		250	302

Total Costa Rica (Cost $1,168)			1,204

DENMARK 0.2%

CORPORATE BONDS & NOTES 0.2%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,672	209

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		4,034	508

Realkredit Danmark AS
1.500% due 10/01/2053		2,278	283

Total Denmark (Cost $1,203)			1,000

EGYPT 0.1%

SOVEREIGN ISSUES 0.1%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	26,400	512

Total Egypt (Cost $561)			512

FRANCE 4.1%

CORPORATE BONDS & NOTES 0.6%

BPCE SA
5.716% due 01/18/2030 •		$1,400	1,428

Credit Agricole SA
5.862% due 01/09/2036 •		1,800	1,855

			3,283

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.5%

French Republic Government Bonds OAT
2.750% due 02/25/2029	EUR	5,900	$6,742
2.750% due 02/25/2030		10,400	11,846

			18,588

Total France (Cost $21,061)			21,871

HUNGARY 0.1%

SOVEREIGN ISSUES 0.1%

Hungary Government International Bonds
6.250% due 09/22/2032		$300	318

Total Hungary (Cost $299)			318

IRELAND 3.9%

ASSET-BACKED SECURITIES 3.5%

ARES European CLO XIX DAC
3.586% due 07/15/2037 «•	EUR	2,300	2,628

Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •		900	1,030

Cairn CLO XI DAC
3.434% due 01/15/2040 •		1,200	1,372

Capital Four CLO IV DAC
3.394% due 04/15/2038 •		1,200	1,371

CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •		500	572

CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •		747	853

Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •		278	318

Grosvenor Place CLO DAC
3.444% due 01/15/2039 •		1,300	1,487

Hayfin Emerald CLO XIV DAC
3.404% due 01/22/2039 •		2,600	2,976

Palmer Square European Loan Funding DAC
3.134% due 07/15/2035 •		1,018	1,164

Providus CLO VII DAC
3.374% due 07/15/2038 •		1,100	1,257

Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •		1,800	2,059

Sculptor European CLO VI DAC
3.254% due 10/15/2034 •		997	1,141

Tikehau CLO X DAC
3.483% due 04/20/2038 •		500	572

			18,800

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$600	596
3.000% due 10/29/2028		600	578

			1,174

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Panama Government International Bonds
2.390% due 06/20/2028 «	CHF	1,100	1,348

Total Ireland (Cost $21,180)			21,322

ISRAEL 0.3%

SOVEREIGN ISSUES 0.3%

Israel Government International Bonds
4.500% due 01/17/2033		$400	386
5.500% due 03/12/2034		1,200	1,218

Total Israel (Cost $1,593)			1,604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 0.2%

CORPORATE BONDS & NOTES 0.1%

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$700	$809

SOVEREIGN ISSUES 0.1%

Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	400	544

Total Italy (Cost $1,358)			1,353

JAPAN 5.3%

CORPORATE BONDS & NOTES 0.6%

Mitsubishi UFJ Financial Group, Inc.
5.258% due 04/17/2030 •		$2,000	2,026

Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030		1,000	990

			3,016

SOVEREIGN ISSUES 4.7%

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	728,799	4,500

Japan Government Five Year Bonds
0.400% due 06/20/2029		300,000	1,785

Japan Government Forty Year Bonds
2.200% due 03/20/2064		280,000	1,163

Japan Government Thirty Year Bonds
0.500% due 09/20/2046		202,000	688
0.500% due 03/20/2049		428,000	1,327
0.700% due 12/20/2048		498,000	1,650
0.700% due 12/20/2050		160,000	495
0.700% due 03/20/2051		160,000	491
2.200% due 06/20/2054		283,300	1,234
2.300% due 12/20/2054		52,300	233
2.400% due 03/20/2055		4,000	18
3.200% due 09/20/2055		120,000	648
3.700% due 03/20/2056		140,050	832

Japan Government Twenty Year Bonds
0.400% due 09/20/2040		70,000	293
1.200% due 09/20/2035		920,000	5,019
1.800% due 09/20/2044		180,000	853
2.000% due 12/20/2044		545,000	2,658
2.400% due 03/20/2045		217,000	1,126

			25,013

Total Japan (Cost $44,448)			28,029

KAZAKHSTAN 0.1%

SOVEREIGN ISSUES 0.1%

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	134,000	292

Total Kazakhstan (Cost $247)			292

KUWAIT 0.6%

SOVEREIGN ISSUES 0.6%

Kuwait International Government Bonds
4.016% due 10/09/2028		$1,300	1,283
4.136% due 10/09/2030		700	687
4.804% due 04/20/2033		1,400	1,398

Total Kuwait (Cost $3,400)			3,368

LUXEMBOURG 0.6%

SOVEREIGN ISSUES 0.6%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$3,000	3,016

Total Luxembourg (Cost $2,994)			3,016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA 1.8%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$400	$267
4.550% due 04/21/2050		200	175
4.800% due 04/21/2060		200	178

			620

SOVEREIGN ISSUES 1.7%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	2,700	640
3.519% due 04/20/2028		30,997	7,645
3.582% due 07/15/2032		530	131

Malaysia Government Investment Issue
4.193% due 10/07/2032		2,860	729

			9,145

Total Malaysia (Cost $8,795)			9,765

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bonds
5.850% due 07/02/2032		$200	202
6.625% due 01/29/2038		200	205

Total Mexico (Cost $400)			407

MULTINATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

Preferred Term Securities XVII Ltd./Preferred Term Securities XVII, Inc.
4.329% (US0003M + 0.400%) due 06/23/2035 ~		$176	172

Total Multinational (Cost $149)			172

NETHERLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$900	915

Total Netherlands (Cost $900)			915

NEW ZEALAND 0.2%

CORPORATE BONDS & NOTES 0.2%

ASB Bank Ltd.
0.250% due 05/21/2031	EUR	1,331	1,330

SOVEREIGN ISSUES 0.0%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	400	204

Total New Zealand (Cost $1,664)			1,534

PERU 2.4%

CORPORATE BONDS & NOTES 0.1%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	1,868	601

SOVEREIGN ISSUES 2.3%

Peru Government Bonds
6.850% due 08/12/2035		12,600	3,879
7.300% due 08/12/2033		10,500	3,441
7.600% due 08/12/2039		3,200	1,006

Peru Government International Bonds
2.780% due 12/01/2060		$700	384
5.400% due 08/12/2034	PEN	100	29
6.150% due 08/12/2032		5,000	1,584

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.900% due 08/12/2037	PEN	3,400	$1,019
6.950% due 08/12/2031		2,241	746

			12,088

Total Peru (Cost $12,048)			12,689

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$400	405
5.125% due 09/18/2034		900	905
5.375% due 02/12/2035		300	307

Total Poland (Cost $1,594)			1,617

QATAR 0.7%

CORPORATE BONDS & NOTES 0.3%

QatarEnergy
2.250% due 07/12/2031		$300	267
4.625% due 06/23/2029		1,400	1,391

			1,658

SOVEREIGN ISSUES 0.4%

Qatar Government International Bonds
4.800% due 04/08/2033		2,000	2,011

Total Qatar (Cost $3,650)			3,669

ROMANIA 0.8%

SOVEREIGN ISSUES 0.8%

Romania Government International Bonds
1.375% due 12/02/2029	EUR	140	147
1.750% due 07/13/2030		300	312
2.000% due 01/28/2032		100	99
2.124% due 07/16/2031		100	102
2.125% due 03/07/2028		400	448
5.000% due 09/27/2026		514	590
5.125% due 09/24/2031		900	1,052
5.250% due 03/10/2030		400	475
5.250% due 05/30/2032		500	583
6.625% due 09/27/2029		300	370

Total Romania (Cost $4,032)			4,178

SAUDI ARABIA 1.9%

SOVEREIGN ISSUES 1.9%

Saudi Government International Bonds
3.250% due 10/22/2030		$200	188
3.375% due 03/05/2032	EUR	600	677
4.750% due 01/18/2028		$1,600	1,601
4.750% due 01/16/2030		4,800	4,794
4.875% due 07/18/2033		500	497
5.125% due 01/13/2028		1,400	1,410
5.375% due 01/13/2031		800	817

Total Saudi Arabia (Cost $9,889)			9,984

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia International Bonds
2.050% due 09/23/2036	EUR	500	454
6.000% due 06/12/2034		$700	718

Total Serbia (Cost $1,262)			1,172

SOUTH AFRICA 2.2%

SOVEREIGN ISSUES 2.2%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	6,000	314
8.000% due 01/31/2030		26,200	1,613
8.500% due 01/31/2037		7,300	444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 02/28/2048	ZAR	7,100	$426
8.875% due 02/28/2035		129,900	8,219
9.000% due 01/31/2040		5,100	315
10.500% due 12/21/2026		6,300	390

Total South Africa (Cost $10,468)			11,721

SOUTH KOREA 1.9%

SOVEREIGN ISSUES 1.9%

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	1,811,520	1,065
2.375% due 12/10/2028		5,299,000	3,320
2.625% due 06/10/2028		9,018,720	5,718

Total South Korea (Cost $12,484)			10,103

SPAIN 3.4%

SOVEREIGN ISSUES 3.4%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	238

Spain Government Bonds
1.450% due 04/30/2029		466	516
3.150% due 04/30/2035		4,210	4,789
3.200% due 10/31/2035		600	683
3.400% due 10/31/2036		600	689
3.450% due 10/31/2034		7,360	8,584
3.500% due 05/31/2029		2,100	2,456

Total Spain (Cost $18,110)			17,955

SUPRANATIONAL 1.5%

SOVEREIGN ISSUES 1.5%

European Union
3.375% due 12/12/2035	EUR	3,700	4,289
3.750% due 10/12/2045		3,300	3,722

Total Supranational (Cost $8,285)			8,011

SWITZERLAND 0.6%

CORPORATE BONDS & NOTES 0.6%

UBS Group AG
3.091% due 05/14/2032 •		$500	459
3.869% due 01/12/2029 •		800	791
4.194% due 04/01/2031 •		1,200	1,172
5.617% due 09/13/2030 •		700	716

Total Switzerland (Cost $3,205)			3,138

THAILAND 0.8%

SOVEREIGN ISSUES 0.8%

Thailand Government Bonds
2.700% due 06/17/2040	THB	133,214	4,114

Total Thailand (Cost $4,288)			4,114

UNITED ARAB EMIRATES 1.1%

CORPORATE BONDS & NOTES 0.5%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$200	198
5.000% due 05/06/2035		200	197

Emirates NBD Bank PJSC
5.125% due 06/29/2031		500	498

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		1,300	1,300

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		400	411

			2,604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.6%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		$1,400	$1,395
5.500% due 04/30/2054		1,700	1,671

			3,066

Total United Arab Emirates (Cost $5,639)			5,670

UNITED KINGDOM 8.1%

ASSET-BACKED SECURITIES 0.2%

Together Asset-Backed Securitisation 14 PLC
4.495% due 08/15/2066 ~	GBP	799	1,059

CORPORATE BONDS & NOTES 2.5%

Barclays PLC
4.918% due 08/08/2030 •	EUR	1,400	1,673
8.875% due 09/15/2027 •(g)(h)	GBP	200	275

HSBC Holdings PLC
4.041% due 03/13/2028 •		$1,000	997
4.583% due 06/19/2029 •		800	798

Lloyds Banking Group PLC
5.590% due 11/26/2035 •		1,400	1,429
7.875% due 06/27/2029 •(g)(h)	GBP	200	277

Nationwide Building Society
2.972% due 02/16/2028 •		$1,200	1,188

NatWest Group PLC
5.778% due 03/01/2035 •		2,000	2,075

Standard Chartered PLC
2.608% due 01/12/2028 •		1,400	1,386
6.187% due 07/06/2027 •		1,400	1,400

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	1,600	1,611
6.750% due 01/15/2033		$300	254

			13,363

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Cheshire PLC
4.544% due 06/28/2048 •	GBP	848	1,124

Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •		4	6

Eurosail-U.K. PLC
4.816% due 06/13/2045 •		42	56

Mansard Mortgages PLC
4.516% due 12/15/2049 •		21	28

Newgate Funding PLC
4.026% due 12/01/2050 •		82	108
4.866% due 12/15/2050 •		115	152

RMAC Securities No. 1 PLC
4.016% due 06/12/2044 •		180	236

Stratton Mortgage Funding PLC
4.896% due 06/20/2060 •		2,248	2,986

Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •		700	929

Towd Point Mortgage Funding 3 PLC
5.147% due 02/20/2054 •		832	1,105

Twin Bridges PLC
0.000% due 10/17/2071 •(b)		1,500	1,990

			8,720

SOVEREIGN ISSUES 3.8%

U.K. Gilts
0.625% due 10/22/2050		1,300	610
1.250% due 07/31/2051		2,100	1,183
1.500% due 07/31/2053		1,100	640
1.750% due 01/22/2049		1,300	901
3.250% due 01/22/2044		900	911
4.375% due 03/07/2030		11,000	14,658
5.250% due 01/31/2041		1,200	1,606

			20,509

Total United Kingdom (Cost $48,209)			43,651

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 68.9%

ASSET-BACKED SECURITIES 2.8%

ACE Securities Corp. Home Equity Loan Trust
4.043% due 07/25/2036 •	$821	$634

Argent Mortgage Loan Trust
4.243% due 05/25/2035 •	740	688

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.523% due 02/25/2036 •	1,086	887

Citigroup Mortgage Loan Trust, Inc.
4.083% due 12/25/2036 •	332	186
4.153% due 06/25/2037 •	344	345
4.283% due 03/25/2036 •	240	220
4.753% due 07/25/2035 •	786	759

Countrywide Asset-Backed Certificates
4.043% due 03/25/2037 •	863	805

Countrywide Asset-Backed Certificates Trust
3.333% due 04/25/2035 •	62	62
4.023% due 12/25/2036 •	207	195
4.043% due 06/25/2035 •	175	159
4.043% due 06/25/2037 •	221	206
4.043% due 07/25/2037 •	145	133
4.043% due 06/25/2047 •	710	662
4.325% due 08/25/2035 ~	50	49

First Franklin Mortgage Loan Trust
3.878% due 07/25/2036 •	343	330

GSAMP Trust
4.408% due 11/25/2035 •	759	748
4.483% due 11/25/2035 •	1,000	877

Home Equity Mortgage Loan Asset-Backed Trust
4.003% due 04/25/2037 •	351	238

HSI Asset Securitization Corp. Trust
4.283% due 04/25/2037 •	546	270

Long Beach Mortgage Loan Trust
4.323% due 10/25/2034 •	10	10

Merrill Lynch Mortgage Investors Trust
4.063% due 08/25/2037 •	911	436

Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 10/25/2036 •	76	69

Morgan Stanley Home Equity Loan Trust
3.863% due 12/25/2036 •	681	322
3.993% due 04/25/2037 •	538	274

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ	126	25

NovaStar Mortgage Funding Trust
4.023% due 03/25/2037 •	420	276

Option One Mortgage Loan Trust
4.043% due 01/25/2037 •	253	165

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	635	185
5.675% due 06/25/2037 þ	1,053	242
5.731% due 11/25/2036 þ	967	295
6.313% due 12/25/2032 •	88	77

Residential Asset Mortgage Products Trust
4.148% due 12/25/2035 •	564	475
4.203% due 12/25/2035 •	158	146

Residential Asset Securities Corporation Trust
4.013% due 11/25/2036 •	1,306	1,124

Saxon Asset Securities Trust
5.513% due 12/25/2037 •	249	221

SMB Private Education Loan Trust
5.043% due 02/16/2055 •	605	606

Soundview Home Loan Trust
3.913% due 06/25/2037 •	48	34
4.263% due 11/25/2036 •	787	757

Structured Asset Investment Loan Trust
4.023% due 07/25/2036 •	258	189
4.383% due 01/25/2036 •	534	504

Terwin Mortgage Trust
4.703% due 11/25/2033 •	12	11

		14,896

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 8.4%

American Airlines Pass-Through Trust
3.000% due 04/15/2030		$165	$160

Bank of America Corp.
1.898% due 07/23/2031 •		100	89
4.244% due 04/24/2038 •		600	548
4.640% (SOFRRATE + 1.010%) due 01/24/2031 ~		1,600	1,612
5.202% due 04/25/2029 •		1,300	1,312

Beignet Investor LLC
6.581% due 05/30/2049		5,300	5,409

Boeing Co.
6.259% due 05/01/2027		600	608

Citigroup, Inc.
6.800% due 06/25/2038	GBP	300	435

Credit Suisse AG AT1 Claim		$300	106

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	186

GA Global Funding Trust
2.250% due 01/06/2027		400	395
5.400% due 01/13/2030		1,100	1,104

Glencore Funding LLC
5.186% due 04/01/2030		800	809
5.371% due 04/04/2029		1,300	1,321

Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	860
3.500% due 01/23/2033 •		1,200	1,367
4.591% (SOFRRATE + 0.960%) due 01/21/2032 ~		$1,900	1,903
5.016% due 10/23/2035 •		1,100	1,081
5.536% due 01/28/2036 •		500	508
5.727% due 04/25/2030 •		800	820
6.484% due 10/24/2029 •		1,400	1,452

JPMorgan Chase & Co.
4.898% due 01/22/2037 •		1,400	1,364
5.012% due 01/23/2030 •		1,700	1,712
5.502% due 01/24/2036 •		1,300	1,329

Lehman Brothers Holdings, Inc.
1.000% due 01/24/2049		300	0
1.000% due 05/02/2049		200	0

Morgan Stanley
3.149% due 11/07/2031 •	EUR	600	677
3.749% due 11/07/2036 •		600	677
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~		$2,000	2,006
4.654% due 10/18/2030 •		400	398
5.656% due 04/18/2030 •		1,200	1,226
6.407% due 11/01/2029 •		500	518

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
4.000% due 12/01/2046		100	75
4.200% due 03/01/2029		600	592
4.550% due 07/01/2030		200	197

PacifiCorp
5.300% due 02/15/2031		600	609

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		2,700	2,693

Southern Co.
1.875% due 09/15/2081 •	EUR	300	337

Wells Fargo & Co.
4.370% (SOFRRATE + 0.740%) due 01/23/2030 ~		$2,700	2,699
4.808% due 07/25/2028 •		1,600	1,605
5.198% due 01/23/2030 •		1,200	1,214
5.211% due 12/03/2035 •		1,100	1,098
6.303% due 10/23/2029 •		900	931

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	516

			44,655

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Avolon TLB Borrower 1 U.S. LLC
5.389% (TSFR1M + 0.000%) due 06/24/2030 ~		1,144	1,145

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	$237	$241

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%

Angel Oak Mortgage Trust
4.846% due 07/25/2062 þ	1,211	1,195

Banc of America Mortgage Trust
4.288% due 02/25/2036 ~	11	10

Bear Stearns ALT-A Trust
3.940% due 03/25/2036 ~	45	37
4.050% due 08/25/2036 ~	23	10
4.083% due 02/25/2034 •	9	8
4.486% due 11/25/2035 ~	9	7
4.642% due 09/25/2035 ~	10	5

Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~	9	7

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	976	867

Chase Mortgage Finance Trust
4.763% due 07/25/2037 ~	17	14

CHL Mortgage Pass-Through Trust
4.223% due 05/25/2035 •	8	7
4.403% due 03/25/2035 •	14	13
4.423% due 02/25/2035 •	2	2
4.669% due 11/25/2034 ~	1	1
5.500% due 01/25/2035	132	133

Citigroup Mortgage Loan Trust, Inc.
3.000% due 11/27/2051 ~	1,442	1,240
4.113% due 10/25/2035 •	906	379

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.405% due 09/25/2035 ~	64	61

Countrywide Alternative Loan Trust
4.174% due 03/20/2046 •	23	22
4.323% due 02/25/2037 •	18	15
4.744% due 12/25/2035 •	15	13
5.244% due 11/25/2035 •	3	3
5.250% due 06/25/2035	3	2

CSMC Mortgage-Backed Trust
5.500% due 08/25/2036	522	375
5.863% due 02/25/2037 ~	141	31

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.263% due 10/25/2047 •	405	320

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	2,427	2,010

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	283	234
2.500% due 04/25/2052 ~	347	288

GSR Mortgage Loan Trust
4.093% due 12/25/2034 •	4	4
4.479% due 01/25/2036 ~	10	9
6.263% due 04/25/2035 ~	25	25

IndyMac INDX Mortgage Loan Trust
4.183% due 05/25/2046 •	170	159
4.243% due 07/25/2035 •	7	6

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,513	3,029
3.000% due 03/25/2052 ~	2,328	2,003
3.000% due 05/25/2052 ~	2,955	2,551
3.927% due 07/27/2037 ~	22	21
5.293% due 02/25/2036 ~	8	5

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,400	1,355

MFA Trust
1.381% due 04/25/2065 ~	103	102
1.947% due 04/25/2065 ~	38	37

Morgan Stanley Capital I Trust
4.909% due 12/15/2038 •	1,700	1,652

Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~	5	5

Morgan Stanley Residential Mortgage Loan Trust
5.016% due 09/25/2070 ~	865	858

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$402	$389
2.750% due 11/25/2059 ~		363	348
6.864% due 10/25/2063 þ		338	339

OBX Trust
3.000% due 01/25/2052 ~		1,448	1,245
7.159% due 10/25/2063 þ		614	616

One New York Plaza Trust
4.690% due 01/15/2036 •		1,510	1,472

RALI Trust
3.913% due 02/25/2047 •		20	6
4.123% due 06/25/2046 •		231	46
4.183% due 04/25/2046 •		369	89
4.655% due 10/25/2037 ~		125	99
6.000% due 06/25/2036		271	225

Structured Asset Mortgage Investments II Trust
4.183% due 05/25/2036 •		4	2
4.203% due 05/25/2036 •		30	25
4.203% due 09/25/2047 •		39	36
4.223% due 05/25/2045 •		4	4
4.454% due 03/19/2034 •		1	1
5.244% due 08/25/2047 •		15	13

Structured Asset Securities Corp.
4.043% due 01/25/2036 •		143	121

Structured Asset Securities Corp. Mortgage Loan Trust
4.053% due 10/25/2036 •		270	232

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ		189	4

Thornburg Mortgage Securities Trust
6.039% due 06/25/2047 •		5	5

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		491	448
2.710% due 01/25/2060 ~		310	300
2.900% due 10/25/2059 ~		1,305	1,250
4.763% due 05/25/2058 •		123	125

UWM Mortgage Trust
3.000% due 01/25/2052 ~		449	386

Verus Securitization Trust
5.218% due 09/25/2069 ~		1,073	1,072

Wachovia Mortgage Loan Trust LLC
6.683% due 10/20/2035 ~		9	9

WaMu Mortgage Pass-Through Certificates Trust
3.911% due 12/25/2036 ~		56	51
3.978% due 02/27/2034 •		1	1
4.091% due 04/25/2035 ~		6	6
4.383% due 01/25/2045 •		12	12
4.604% due 03/25/2035 ~		9	8
4.724% due 06/25/2046 •		12	11
4.744% due 02/25/2046 •		30	28
5.365% due 03/25/2033 ~		2	2

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.684% due 07/25/2046 •		13	8

			28,164

SOVEREIGN ISSUES 0.0%

Colombia TES
1.000% due 03/26/2031	COP	273,200	66
1.000% due 11/28/2040		137,100	42

			108

U.S. GOVERNMENT AGENCIES 43.8%

Federal Home Loan Mortgage Corp.
3.500% due 10/01/2039		$107	102
5.975% due 04/01/2035 •		6	7

Federal Home Loan Mortgage Corp. REMICS
1.955% due 01/15/2038 ~(a)		63	3
4.114% due 01/15/2038 •		63	62
4.207% due 12/15/2032 •		1	1
4.307% due 12/15/2037 •		2	2
4.568% due 11/25/2054 •		1,351	1,362
4.608% due 08/25/2055 •		1,160	1,165
5.028% due 03/25/2055 •		1,889	1,910

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 10/25/2044 •	$10	$9

Federal National Mortgage Association
3.000% due 03/01/2060	402	348
3.500% due 11/01/2030 - 01/01/2059	779	703
4.967% due 10/01/2044 •	3	3
6.225% due 11/01/2034 •	3	4

Federal National Mortgage Association REMICS
4.142% due 06/25/2036 •	5	5
4.788% due 03/25/2055 •	868	878
6.039% due 05/25/2035 ~	1	1

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	3	3

Federal National Mortgage Association Trust
4.077% due 09/25/2042 •	4	4

Government National Mortgage Association
3.000% due 05/20/2051 - 11/20/2055	16,739	14,883
3.500% due 03/20/2055 - 01/20/2056	20,380	18,319

Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	6	5
4.561% due 05/20/2066 - 06/20/2066 •	431	433
4.611% due 11/20/2066 •	95	96

Government National Mortgage Association, TBA
2.500% due 07/01/2056	2,500	2,135
3.500% due 07/01/2056	500	449
6.500% due 07/01/2056	20,100	20,826

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 08/01/2056	6,590	6,159
4.500% due 07/01/2056 - 08/01/2056	18,950	18,153
5.000% due 07/01/2056 - 08/01/2056	132,440	130,035
5.500% due 07/01/2056 - 08/01/2056	15,410	15,439

		233,504

U.S. TREASURY OBLIGATIONS 8.4%

U.S. Treasury Bonds
2.250% due 08/15/2049	1,300	809
2.375% due 11/15/2049	700	446
3.000% due 02/15/2048	1,000	737
3.000% due 08/15/2048	500	366
3.375% due 11/15/2048	2,600	2,034
4.125% due 08/15/2044 (j)	3,875	3,506
4.500% due 11/15/2054 (j)	12,300	11,452
4.625% due 02/15/2046	200	192
4.625% due 02/15/2055 (j)	5,700	5,418
4.750% due 05/15/2055	300	291
4.750% due 02/15/2056	100	97
4.875% due 08/15/2045	200	199

U.S. Treasury Inflation Protected Securities (f)
3.875% due 04/15/2029 (l)	1,013	1,064
0.125% due 07/15/2031	2,609	2,396
0.125% due 01/15/2032	1,081	979
0.500% due 01/15/2028 (l)	8,098	7,893
0.625% due 07/15/2032	344	318
1.125% due 01/15/2033	4,471	4,230

U.S. Treasury Notes
3.500% due 02/15/2033	700	668
4.000% due 02/29/2028 (n)	700	698
4.125% due 02/15/2036	140	137
4.250% due 08/15/2035 (n)	200	198
4.375% due 05/15/2034	600	600

		44,728

Total United States (Cost $374,532)		367,441

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

COMMERCIAL PAPER 1.2%

Amdocs Capital Solutions Ltd.
4.030% due 07/15/2026 (b)		$1,250	$1,248

AutoNation, Inc.
4.050% due 07/01/2026		1,150	1,150

Bacardi-Martini BV
4.430% due 08/06/2026		900	896

Clorox Co.
4.100% due 07/13/2026		300	300

Haleon U.K. Capital PLC
4.100% due 07/10/2026		800	799

HCA, Inc.
4.220% due 07/16/2026		250	250
4.330% due 07/27/2026		300	299

Keurig Dr. Pepper, Inc.
4.350% due 08/05/2026 (b)		1,300	1,294

			6,236

REPURCHASE AGREEMENTS (i) 0.2%
			961

EGYPT TREASURY BILLS 0.0%
23.879% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	2,700	52

HUNGARY TREASURY BILLS 0.5%
6.082% due 07/02/2026 (d)(e)	HUF	833,000	2,675

NIGERIA TREASURY BILLS 0.2%
21.549% due 07/07/2026 - 10/06/2026 (c)(d)	NGN	1,146,121	814

SOUTH AFRICA TREASURY BILLS 0.3%
7.258% due 07/22/2026 - 01/27/2027 (c)(d)	ZAR	28,350	1,702

Total Short-Term Instruments (Cost $12,395)			12,440

Total Investments in Securities (Cost $760,907)			737,997

		SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III		122,687	1,195

Total Short-Term Instruments (Cost $1,195)			1,195

Total Investments in Affiliates (Cost $1,195)			1,195

Total Investments 138.6% (Cost $762,102)			$739,192

Financial Derivative Instruments (k)(m) 1.2% (Cost or Premiums, net $802)			6,263

Other Assets and Liabilities, net (39.8)%			(211,958)

Net Assets 100.0%			$533,497

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
MEI	2.210%	06/17/2026	TBD	(2)	EUR 841	French Republic Government Bonds OAT 3.000% due 06/25/2049	$(931)	$961	$962

Total Repurchase Agreements							$(931)	$961	$962

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BSN	3.720%	06/09/2026	07/15/2026	$(735)	$(737)
CIB	3.710	06/04/2026	07/16/2026	(9,895)	(9,923)
DEU	3.710	06/10/2026	07/01/2026	(5,444)	(5,455)
	3.750	06/30/2026	07/07/2026	(1,800)	(1,800)
	3.760	06/30/2026	07/07/2026	(2,555)	(2,555)
JPS	3.740	07/01/2026	07/02/2026	(2,723)	(2,723)

Total Reverse Repurchase Agreements					$(23,193)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
France (0.2)%
Sovereign Issues (0.2)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	1,000	$(999)	$(966)

Total France					(999)	(966)

United States (14.8)%
U.S. Government Agencies (14.8)%
Government National Mortgage Association, TBA	3.000%	07/01/2056		$3,100	(2,743)	(2,751)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2041		10,800	(9,865)	(9,841)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056		47,950	(38,308)	(38,285)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056		3,400	(2,833)	(2,841)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2056		3,700	(3,230)	(3,225)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056		4,500	(4,052)	(4,080)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056		10,050	(10,000)	(10,061)
Uniform Mortgage-Backed Security, TBA	6.000	09/01/2056		2,300	(2,330)	(2,342)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056		5,400	(5,572)	(5,580)

Total United States					(78,933)	(79,006)

Total Short Sales (15.0)%					$(79,932)	$(79,972)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BSN	$0	$(737)	$0	$0	$(737)	$745	$8
CIB	0	(9,923)	0	0	(9,923)	9,930	7
DEU	0	(9,810)	0	0	(9,810)	9,701	(109)
JPS	0	(2,723)	0	0	(2,723)	0	(2,723)
MEI	962	0	0	0	962	(931)	31

Master Securities Forward Transaction Agreement
BPS	0	0	0	(966)	(966)	0	(966)

Total Borrowings and Other Financing Transactions	$962	$(23,193)	$0	$(966)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(5,455)	$(15,015)	$0	$0	$(20,470)

Total Borrowings	$(5,455)	$(15,015)	$0	$0	$(20,470)

Payable for reverse repurchase agreements(5)					$(20,470)

(j)	Securities with an aggregate market value of $20,376 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(30,999) at a weighted average interest rate of 3.749% Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(2,723) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3 Month Euro Euribor Futures	12/2026	340	$94,615	$(97)	$10	$(24)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	107	11,758	81	0	(32)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	177	18,947	19	0	(33)
Eurex 30 Year Euro BUXL Futures	09/2026	13	1,652	34	0	(4)
Euro-BTP Italian Bond Futures	09/2026	414	56,457	494	0	(29)
Long Gilt Futures	09/2026	210	24,850	507	36	(125)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	165	14,090	135	0	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	20	1,595	15	0	0
SFE 3 Year Australian Bond Futures	09/2026	181	13,107	68	7	(11)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	351	39,477	541	0	(137)

				$1,797	$53	$(395)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	135	$(27,828)	$39	$16	$0
Eurex 10 Year Euro BUND Futures	09/2026	143	(20,806)	(220)	21	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	11	(1,332)	(1)	1	0
Eurex 5 Year Euro BOBL Futures	09/2026	240	(31,640)	(140)	22	0
French Government Bond Futures	09/2026	119	(16,314)	(62)	29	0
SFE 10 Year Australian Bond Futures	09/2026	39	(2,965)	(43)	8	(5)
TSE Japanese 10 Year Bond Futures	09/2026	39	(30,647)	(81)	110	0
Ultra U.S. Treasury Bond Futures	09/2026	38	(4,414)	(146)	28	0

				$(654)	$235	$(5)

Total Futures Contracts				$1,143	$288	$(400)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	0.944%	EUR 800	$(6)	$9	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$ 5,034	$(43)	$0	$(43)	$1	$0
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036	24,100	21	(199)	(178)	4	0
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031	EUR 25,300	(379)	(277)	(656)	0	(7)

					$(401)	$(476)	$(877)	$5	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$11,434	$260	$(9)	$251	$0	$(1)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	10,950	236	7	243	0	(1)

					$496	$(2)	$494	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	15,600	$(36)	$(159)	$(195)	$0	$(3)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		7,400	82	10	92	5	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		67,360	(946)	34	(912)	0	(65)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		2,890	(12)	(82)	(94)	0	(4)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		17,600	(525)	(87)	(612)	0	(26)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		3,300	20	89	109	8	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		18,700	927	(201)	726	49	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		300	1	16	17	2	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		1,330	65	15	80	7	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	83,070	0	13	13	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	3,360,000	(78)	25	(53)	0	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		10,995,000	90	(82)	8	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		929,700	(17)	(194)	(211)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,183,600	(23)	(367)	(390)	0	(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		140,000	(63)	(13)	(76)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,290,000	(13)	(747)	(760)	0	(27)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,410,000	(113)	(819)	(932)	0	(33)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		80,000	(32)	(14)	(46)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		2,260,650	(110)	(1,177)	(1,287)	0	(59)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		390,000	(171)	(533)	(704)	0	(22)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450%	Annual	12/15/2051	JPY	104,900	$(128)	$(199)	$(327)	$0	$(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	06/17/2056		40,000	23	6	29	4	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	27,457	5	100	105	4	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		14,300	(32)	(45)	(77)	2	0
Receive	1-Day THB-THOR Compounded-OIS	1.750	Quarterly	09/16/2031	THB	169,600	(8)	(21)	(29)	4	0
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		107,400	(46)	(10)	(56)	0	0
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		104,900	14	41	55	3	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		$5,500	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		7,300	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	154	154	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		21,800	150	(141)	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,050	566	(322)	244	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		27,400	0	(242)	(242)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		26,000	139	(245)	(106)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		3,430	14	(45)	(31)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		45,340	862	9	871	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		4,100	0	9	9	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		3,700	0	7	7	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030		600	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,200	52	26	78	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		20,240	100	351	451	43	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.574	Annual	08/31/2030		1,100	0	(14)	(14)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.582	Annual	08/31/2030		1,200	0	(15)	(15)	0	(3)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.583	Annual	08/31/2030		1,400	0	(17)	(17)	0	(3)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.587	Annual	08/31/2030		800	0	(10)	(10)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		7,530	3	(27)	(24)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		15,800	(282)	382	100	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		16,940	28	278	306	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		19,730	555	32	587	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,200	(6)	15	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		2,800	0	13	13	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		1,803	(2)	18	16	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		2,900	0	13	13	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.672	Annual	01/31/2033		600	0	9	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.678	Annual	01/31/2033		800	0	12	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	01/31/2033		800	0	11	11	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.693	Annual	01/31/2033		900	0	12	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.698	Annual	01/31/2033		600	0	8	8	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	01/31/2033		700	0	9	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.714	Annual	01/31/2033		700	0	9	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/31/2033		1,500	0	17	17	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	01/31/2033		400	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	01/31/2033		1,200	0	12	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		300	5	3	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,300	0	11	11	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		800	0	6	6	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,300	0	8	8	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,290	88	(41)	47	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		2,700	(9)	26	17	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		900	(3)	29	26	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		500	(2)	16	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		400	(1)	14	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,600	(6)	51	45	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		1,600	(6)	45	39	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,300	(5)	54	49	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,200	(4)	10	6	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		12,690	855	(157)	698	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		700	(2)	2	0	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,400	(4)	9	5	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		3,400	189	0	189	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		6,971	18	129	147	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		1,300	(4)	52	48	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		7,600	(148)	298	150	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		19,800	(115)	475	360	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		200	0	4	4	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		8,000	(19)	27	8	40	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		18,640	(238)	239	1	94	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		19,317	473	(80)	393	66	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		3,300	(68)	(8)	(76)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		100	0	2	2	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.076%	Annual	02/15/2046		$100	$0	$2	$2	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		400	3	28	31	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.222	Annual	11/15/2052		200	0	0	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.224	Annual	11/15/2052		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.225	Annual	11/15/2052		300	0	(1)	(1)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.227	Annual	11/15/2052		400	0	(1)	(1)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	11/15/2052		200	0	0	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.232	Annual	11/15/2052		200	0	(1)	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.233	Annual	11/15/2052		300	0	(1)	(1)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.238	Annual	11/15/2052		200	0	(1)	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.244	Annual	11/15/2052		200	0	(1)	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.245	Annual	11/15/2052		500	0	(3)	(3)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.248	Annual	11/15/2052		400	0	(2)	(2)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053		1,600	0	59	59	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		100	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		1,020	11	22	33	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		110	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		812	6	11	17	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		300	0	6	6	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,560	181	68	249	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		300	0	13	13	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		500	0	20	20	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,200	0	48	48	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		600	0	23	23	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		1,400	0	46	46	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		1,510	0	19	19	17	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		790	0	8	8	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		300	0	22	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,100	0	73	73	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		600	0	40	40	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,100	0	79	79	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,340	166	48	214	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		986	4	41	45	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		674	(12)	27	15	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		1,171	(1)	49	48	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,400	142	26	168	14	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		457	(5)	19	14	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		40	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		1,370	36	8	44	15	0
Receive(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/16/2031	AUD	13,200	140	(95)	45	2	0
Receive(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036		15,300	(113)	(34)	(147)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	40	27	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	8	8	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.000	Annual	03/18/2028		9,100	(34)	22	(12)	0	(5)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		5,100	(24)	30	6	0	(12)
Pay(6)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		3,500	(63)	54	(9)	0	(9)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	10,967,080	78	(763)	(685)	34	0
Pay(6)	3-Month NZD-BBR	3.750	Semi-Annual	12/16/2028	NZD	26,200	7	57	64	0	(1)
Pay(6)	3-Month NZD-BBR	3.750	Semi-Annual	09/16/2029		1,200	(1)	5	4	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	12/16/2031		5,900	(3)	37	34	1	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	5,600	2	(12)	(10)	0	(3)
Receive(6)	3-Month PLN-WIBOR	4.700	Annual	01/20/2036		3,100	0	(4)	(4)	0	(1)
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	26,600	(1)	27	26	0	(1)
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031		95,600	(36)	121	85	0	(1)
Pay(6)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		23,600	5	21	26	0	(2)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	06/08/2036	ZAR	21,500	14	36	50	0	(8)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	38,100	(470)	(850)	(1,320)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		3,900	(2)	(101)	(103)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		3,000	29	(70)	(41)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,300	12	(45)	(33)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		2,800	19	(99)	(80)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		1,900	31	(59)	(28)	0	(1)
Receive(6)	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2056		50	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(39)	(39)	0	(1)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		30,800	(1)	13	12	0	0
Pay(6)	6-Month CZK-PRIBOR	4.350	Annual	01/20/2036		17,700	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	19,920	162	(59)	103	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(16)	(21)	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	0.650%	Annual	04/12/2027	EUR	1,800	$(10)	$(29)	$(39)	$0	$0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(18)	(27)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(31)	(39)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(15)	(19)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		90,400	(453)	(505)	(958)	0	(46)
Pay(6)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		22,600	15	(73)	(58)	0	(4)
Receive(6)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		23,000	(16)	76	60	7	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,150	0	(28)	(28)	0	(1)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		5,500	0	(101)	(101)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		67,650	(768)	(126)	(894)	0	(54)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		24,310	(605)	167	(438)	0	(29)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	205	(502)	(297)	0	(4)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		900	(64)	(407)	(471)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		15,800	225	(119)	106	0	(2)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		8,790	(326)	167	(159)	0	(11)
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	41,800	(142)	(4)	(146)	0	(4)
Pay(6)	6-Month NOK-NIBOR	4.500	Annual	09/16/2031		2,700	0	0	0	0	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029	CAD	4,300	(8)	22	14	0	(1)
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		7,000	(443)	300	(143)	0	(1)
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030		1,500	20	(12)	8	0	0
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031		7,300	0	(41)	(41)	2	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		9,500	54	(26)	28	2	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		3,100	48	(96)	(48)	1	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		400	3	(1)	2	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		700	3	(5)	(2)	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		4,600	(4)	(45)	(49)	2	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		7,000	28	(141)	(113)	2	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,200	(3)	(63)	(66)	1	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	5	5	1	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		1,300	16	(51)	(35)	0	0
Pay	CAONREPO	3.000	Semi-Annual	03/18/2036		3,500	(48)	30	(18)	0	(1)
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		600	(120)	12	(108)	0	(1)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		600	(56)	7	(49)	0	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	(74)	36	(38)	0	0

							$(233)	$(5,425)	$(5,658)	$1,229	$(533)

Total Swap Agreements							$(144)	$(5,894)	$(6,038)	$1,234	$(542)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$289	$1,234	$1,523	$0	$(401)	$(548)	$(949)

(l)

Securities with an aggregate market value of $7,885 and cash of $8,063 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $1 and liability of $(1) for closed futures and unsettled variation margin liability of $(6) for closed swap agreements is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	5,579		$3,990	$127	$0
	07/2026	CNH	563		83	1	0
	07/2026	NZD	3,360		1,985	76	0
	07/2026		$193	CAD	275	1	0
	07/2026		1,740	NZD	3,080	9	0
	08/2026	CAD	274		$193	0	0
	08/2026	NZD	3,080		1,742	0	(9)

BOA	07/2026	BRL	52		10	0	0
	07/2026	JPY	47,551		299	7	0
	07/2026	KRW	945,565		621	10	0
	07/2026	NOK	1,145		116	0	0
	07/2026		$10	BRL	52	0	0
	07/2026		1,045	CNH	7,065	0	(4)
	07/2026		510	CNY	3,490	4	0
	07/2026		712	JPY	113,200	0	(15)
	07/2026		484	NOK	4,497	0	(30)
	07/2026		29	PLN	110	0	0
	08/2026	HKD	2,528		$323	0	0
	08/2026	ILS	913		307	0	0
	08/2026		$76	INR	7,242	0	0
	09/2026	INR	23,316		$245	0	0
	09/2026	KZT	2,382		5	0	0
	09/2026	MXN	988		56	0	0
	09/2026	PEN	534		155	0	0
	10/2026	HUF	36,744	EUR	100	0	(3)
	01/2027	ZAR	10,545		$641	8	0

BPS	07/2026	BRL	1,953		377	1	(2)
	07/2026	CAD	471		332	0	0
	07/2026	CHF	342		435	12	0
	07/2026	CNH	116,508		17,215	59	0
	07/2026	CNY	3,588		527	0	(1)
	07/2026	EUR	1,933		2,193	0	(15)
	07/2026	GBP	1,360		1,820	17	(1)
	07/2026	IDR	49,336,867		2,753	1	(3)
	07/2026	ILS	1,481		502	5	0
	07/2026	INR	91,048		948	0	(14)
	07/2026	JPY	160,847		1,012	22	0
	07/2026	KRW	219,393		144	2	0
	07/2026	THB	12,856		392	5	(1)
	07/2026		$531	AUD	770	3	0
	07/2026		377	BRL	1,953	3	(1)
	07/2026		839	CNY	5,717	1	0
	07/2026		274	CZK	5,693	0	(6)
	07/2026		571	GBP	434	4	0
	07/2026		1,054	IDR	18,871,782	1	0
	07/2026		3,020	INR	286,916	12	(4)
	07/2026		643	KRW	987,173	0	(5)
	07/2026		99	KWD	30	0	(1)
	07/2026		150	TWD	4,737	0	(2)
	07/2026	ZAR	10,048		$612	0	0
	08/2026	BRL	24		5	0	0
	08/2026	CZK	3,018	EUR	124	0	0
	08/2026	DKK	1,243		$190	0	(1)
	08/2026	IDR	5,928,906		330	0	0
	08/2026	ILS	169		57	0	0
	08/2026	TWD	185,700		5,847	29	0
	08/2026		$210	BRL	1,097	1	0
	08/2026		4,297	INR	408,670	7	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2026	COP	978,983		$279	$0	$(2)
	09/2026	IDR	5,425,310		299	0	(2)
	09/2026	THB	11,510		355	6	0
	09/2026		$1,746	IDR	30,899,966	3	(33)
	09/2026		70	THB	2,289	0	(1)
	12/2026		192	IDR	3,492,298	1	0
	01/2027		3,595	TWD	112,905	0	(71)
	02/2027		6,827		212,484	0	(199)
	06/2027		98	KWD	30	0	(1)
	05/2029	KWD	397		$1,364	70	0
	07/2029		25		86	4	0
	05/2030		237		815	42	0
	06/2031		93		312	8	0

BRC	07/2026	ILS	1,811		612	3	0
	07/2026	MYR	37,102		9,135	53	0
	07/2026	NZD	4,881		2,887	114	0
	07/2026	TRY	32,553		681	0	(8)
	07/2026		$489	CNH	3,307	0	(3)
	07/2026		4,401	TRY	210,959	52	0
	07/2026	ZAR	59,119		$3,592	30	(42)
	12/2026		3,003		171	0	(10)

BSH	07/2026	JPY	852,355		5,361	119	0
	07/2026	PEN	2,865		811	0	(27)
	07/2026		$1,244	EUR	1,067	0	(25)
	07/2026		3,014	NZD	5,335	16	0
	08/2026	NZD	5,335		$3,017	0	(16)

CBK	07/2026	DKK	1,190		186	4	0
	07/2026	EUR	3,010		3,510	70	0
	07/2026	HUF	2,288		7	0	0
	07/2026	IDR	1,468,139		82	0	0
	07/2026	ILS	1,651		568	13	0
	07/2026	INR	61,711		654	2	0
	07/2026	NOK	1,540		166	10	0
	07/2026	PEN	2,720		788	0	(8)
	07/2026		$778	CNH	5,263	0	(3)
	07/2026		41	CNY	281	0	0
	07/2026		348	EUR	300	0	(6)
	07/2026		210	HUF	65,444	0	0
	07/2026		525	IDR	9,417,251	1	0
	07/2026		286	ILS	831	0	(7)
	07/2026		637	INR	61,711	15	0
	07/2026		331	KRW	499,794	0	(7)
	07/2026		1,221	PEN	4,166	0	(2)
	07/2026		315	PLN	1,152	0	(9)
	07/2026		3,241	SEK	29,944	0	(153)
	07/2026		54	TWD	1,697	0	0
	08/2026	ILS	2,113		$729	18	0
	08/2026	INR	215,432		2,299	30	0
	08/2026	TWD	199,429		6,285	37	0
	08/2026		$140	ILS	416	0	0
	08/2026		119	INR	11,301	0	0
	08/2026		18	KZT	9,553	2	0
	08/2026		2	SEK	23	0	0
	09/2026	IDR	20,036,931		$1,110	0	(2)
	09/2026	INR	5,076		53	0	(1)
	09/2026	KZT	2,830		6	0	0
	09/2026	PEN	5,768		1,689	6	0
	09/2026	THB	176,829		5,480	125	(1)
	09/2026		$362	IDR	6,453,928	0	(4)
	09/2026		193	MXN	3,457	3	0
	09/2026		9	PEN	29	0	0
	12/2026	PEN	10,204		$2,919	0	(48)
	12/2026		$585	IDR	10,636,127	1	0
	01/2027	PEN	15,377		$4,537	72	0

DUB	07/2026	CNY	5,180		760	0	(3)
	07/2026	IDR	1,259,408		70	0	0
	07/2026	INR	75,531		800	2	0
	07/2026		$1,137	CNH	7,684	0	(5)
	07/2026		1,521	CNY	10,359	4	0
	07/2026		295	CZK	6,151	0	(6)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$534	INR	51,485	$10	$0
	07/2026		107	KZT	57,436	12	0
	07/2026		47	NOK	440	0	(3)
	07/2026		315	PLN	1,169	0	(4)
	07/2026	ZAR	30,045		$1,819	19	(31)
	08/2026	INR	128,152		1,362	13	0
	09/2026	IDR	15,507,017		861	0	0
	09/2026		$222	IDR	4,033,556	2	0
	09/2026		800	INR	76,043	0	(2)
	12/2026		179	IDR	3,248,225	0	0
	12/2026	ZAR	4,006		$227	0	(14)

FAR	07/2026	CNH	112,417		16,616	62	0
	07/2026	GBP	19,861		26,708	363	0
	07/2026	JPY	19,770		124	3	0
	07/2026	SEK	17,823		1,837	0	(1)
	07/2026	SGD	10,937		8,573	119	0
	07/2026		$54,143	CNH	368,282	90	0
	07/2026		2,205	EUR	1,933	4	0
	07/2026		2,382	HUF	735,863	0	(20)
	07/2026		23,053	JPY	3,729,923	0	(113)
	07/2026		1,436	PLN	5,270	0	(35)
	07/2026	ZAR	32,874		$1,992	0	(12)
	08/2026	CNH	367,473		54,143	0	(85)
	08/2026	EUR	1,933		2,208	0	(4)
	08/2026	ILS	736		257	10	0
	08/2026	JPY	3,720,163		23,053	113	0
	08/2026	PEN	5,021		1,485	18	0
	08/2026		$1,837	SEK	17,791	1	0
	09/2026	COP	1,101,405		$303	0	(14)
	09/2026	PEN	3,091		899	0	(2)
	09/2026		$157	MXN	2,770	1	0
	12/2026	PEN	1,618		$469	0	(2)

GLM	07/2026	BRL	61,067		11,797	0	(33)
	07/2026	IDR	9,102,774		509	0	(1)
	07/2026	KRW	192,278		124	0	0
	07/2026		$11,319	BRL	61,067	524	(13)
	07/2026		18,595	CAD	26,461	62	0
	07/2026		1,655	CNH	11,181	0	(9)
	07/2026		508	IDR	9,102,774	1	0
	07/2026		124	KRW	192,250	0	0
	08/2026	BRL	39		$8	0	0
	08/2026	CAD	26,423		18,595	0	(62)
	08/2026		$7	INR	663	0	0
	09/2026	BRL	53		$10	0	0
	09/2026	IDR	9,156,081		508	0	(1)
	09/2026	MXN	694		40	0	0
	09/2026	PEN	1,094		318	0	(1)
	09/2026	THB	46,502		1,441	32	0
	09/2026		$1,036	IDR	18,601,705	3	(6)
	09/2026		24	INR	2,346	0	0

IND	07/2026	DKK	2,128		$332	7	0

JPM	07/2026	AUD	24,149		17,216	496	0
	07/2026	BRL	60,659		11,788	37	0
	07/2026	CNH	631		93	1	0
	07/2026	HUF	40,001		128	0	0
	07/2026	ILS	4,643		1,555	0	(6)
	07/2026	INR	18,393		195	1	0
	07/2026	KRW	59,416		38	0	0
	07/2026	NOK	2,472		250	0	0
	07/2026	NZD	173		102	4	0
	07/2026		$11,718	BRL	60,659	33	0
	07/2026		74	CNH	501	0	0
	07/2026		77	IDR	1,377,352	0	0
	07/2026		195	INR	18,393	0	(1)
	07/2026		58	KRW	89,291	0	0
	07/2026		1,407	PLN	5,131	0	(43)
	07/2026		285	THB	9,521	2	0
	07/2026	ZAR	5,181		$319	3	0
	08/2026	CZK	8,125	EUR	333	0	(2)
	08/2026	HKD	9,391		$1,200	1	0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	ILS	3,321		$1,139	$22	$0
	08/2026		$254	INR	24,100	0	0
	08/2026		250	NOK	2,473	0	0
	09/2026	IDR	1,385,006		$77	0	0
	09/2026	INR	154,521		1,620	0	(3)
	09/2026	MXN	2,406		136	0	(1)
	09/2026	THB	37,096		1,138	17	(3)
	09/2026		$13	INR	1,279	0	0
	09/2026		6,260	MXN	108,810	0	(77)
	09/2026		1,375	THB	44,835	0	(17)
	10/2026		11,788	BRL	61,995	0	(38)
	12/2026	MXN	2,086		$119	1	0
	12/2026		$1,265	MXN	22,333	0	(5)

MBC	07/2026	AUD	100		$72	2	0
	07/2026	CHF	4,753		6,050	171	(2)
	07/2026	EUR	2,196		2,548	39	0
	07/2026	IDR	125,238		7	0	0
	07/2026	INR	75,829		803	2	0
	07/2026	JPY	794,221		4,998	114	0
	07/2026	KRW	16,275,464		10,737	214	0
	07/2026	NOK	797		80	0	0
	07/2026	SEK	10,884		1,118	0	(5)
	07/2026		$11,070	AUD	16,043	38	0
	07/2026		214	CAD	300	0	(3)
	07/2026		657	DKK	4,307	1	0
	07/2026		917	EUR	788	0	(16)
	07/2026		7	IDR	125,238	0	0
	07/2026		1,238	INR	119,336	22	0
	07/2026		113	NOK	1,045	0	(7)
	08/2026	AUD	16,043		$11,063	0	(38)
	08/2026	DKK	4,299		657	0	(1)
	08/2026	TWD	28,849		912	8	0
	08/2026		$35	EGP	1,914	3	0
	08/2026		297	EUR	260	1	0
	08/2026		90	INR	8,536	0	0
	08/2026		80	NOK	797	0	0
	08/2026		1,118	SEK	10,865	5	0
	09/2026	THB	8,225		$246	0	(3)
	09/2026		$837	INR	79,572	0	(2)
	09/2026		273	MXN	4,816	1	0
	01/2027	TWD	216,290		$6,695	0	(57)

MYI	07/2026	HUF	7		0	0	0
	01/2027		$9,448	TWD	295,828	0	(213)

NGF	07/2026	IDR	8,425,718		$471	0	(1)
	07/2026		$473	IDR	8,425,718	0	(1)
	07/2026		1,252	INR	120,444	20	0
	07/2026		275	TRY	12,931	1	0
	08/2026		125	SEK	1,214	1	0
	09/2026	IDR	8,472,971		$473	2	0
	09/2026		$221	IDR	3,940,254	0	(3)

SCX	07/2026	CNY	5,170		$759	0	(3)
	07/2026	INR	59,467		628	0	0
	07/2026		$756	CNH	5,119	0	(2)
	07/2026		1,485	CNY	10,160	9	0
	07/2026		899	GBP	670	0	(10)
	07/2026		178	IDR	3,194,677	0	0
	07/2026		1,648	INR	157,933	20	0
	07/2026		625	JPY	99,300	0	(14)
	08/2026	HKD	8,862		$1,133	1	0
	08/2026		$17	INR	1,647	0	0
	09/2026	IDR	9,616,205		$533	0	(1)
	09/2026	KZT	813		2	0	0
	09/2026	THB	21,235		654	11	(1)
	09/2026		$565	IDR	10,134,391	1	(3)
	09/2026		628	INR	59,866	1	0
	09/2026		109	THB	3,573	0	(1)
	11/2026	NGN	97,050		$60	0	(7)

SOG	07/2026	CNH	181,773		26,871	103	0
	07/2026	DKK	2,234		348	6	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	EUR	80,259		$93,625	$1,921	$0
	07/2026	JPY	2,068,140		13,018	299	0
	07/2026	PEN	1,296		383	4	0
	07/2026	SGD	16		12	0	0
	07/2026		$8,981	AUD	13,016	31	0
	07/2026		6,492	CHF	5,252	8	0
	07/2026		121	EGP	6,125	3	0
	07/2026		94,765	EUR	83,310	425	0
	07/2026		8,458	SGD	10,953	8	0
	08/2026	AUD	13,016		$8,975	0	(31)
	08/2026	CAD	222		156	0	0
	08/2026	CHF	5,233		6,492	0	(8)
	08/2026	EUR	83,310		94,893	0	(424)
	08/2026	SGD	10,928		8,458	0	(9)
	08/2026		$12	SGD	16	0	0

SSB	07/2026	CAD	27,500		$19,943	553	0
	07/2026	CHF	157		200	5	0
	07/2026		$171	CAD	242	0	0
	07/2026		25,865	GBP	19,567	90	0
	08/2026	CAD	242		$171	0	0
	08/2026	COP	11,316,422		2,967	0	(308)
	08/2026	GBP	19,567		25,865	0	(90)

UAG	07/2026		$739	GBP	550	0	(10)
	07/2026		321	PLN	1,172	0	(9)
	09/2026	MXN	1,043		$59	0	0
	09/2026	THB	1,520		46	0	0
	10/2026	HUF	4,126	EUR	11	0	(1)
	11/2026		174,102		483	0	(2)
	12/2026	COP	10,093,199		$2,586	0	(253)

Total Forward Foreign Currency Contracts						$7,595	$(3,026)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	1,117	$11	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	249	2	0
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	1,378	10	4

BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	528	2	0

GLM	Put - OTC USD versus JPY	JPY	155.000	08/06/2026	2,650	11	4
	Call - OTC USD versus JPY		165.000	08/06/2026	2,650	6	10

MBC	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	2,133	19	0
	Put - OTC USD versus KRW		1,400.000	07/10/2026	2,133	17	0

Total Purchased Options						$78	$18

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC EUR versus HUF	HUF	390.740	10/16/2026	1,620	$(21)	$(4)
	Call - OTC EUR versus HUF		387.250	10/20/2026	554	(7)	(2)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	1,117	(4)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	249	(1)	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	1,378	(10)	(2)

GLM	Call - OTC USD versus JPY	JPY	162.000	08/06/2026	2,650	(14)	(28)

MBC	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,133	(7)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	2,133	(5)	0

UAG	Call - OTC EUR versus HUF	HUF	389.720	10/21/2026	60	(1)	0
	Call - OTC EUR versus HUF		375.000	11/10/2026	2,100	(33)	(18)

Total Written Options						$(103)	$(54)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.156%	$700	$(23)	$4	$0	$(19)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.200	2,100	(77)	7	0	(70)

							$(100)	$11	$0	$(89)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$135	$0	$1	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
								Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 100	$23	$(2)	$21	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,700	356	5	361	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	200	45	(2)	43	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	600	125	3	128	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,700	369	(8)	361	0

						$918	$ (4)	$914	$ 0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$1,211	JPY 191,400	$3	$9	$12	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	26,710	4,006,500	342	22	364	0

FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	6,423	1,014,800	23	43	66	0

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	5,470	GBP 4,113	(21)	12	0	(9)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$15,381	JPY 2,384,000	$10	$7	$17	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	11,429	1,680,000	13	68	81	0

							$370	$161	$540	$(9)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/17/2032	CNY	50,100	$(19)	$25	$6	$0

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		153,500	(194)	213	19	0

JPM	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		3,550	(2)	2	0	0

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		3,030	(2)	2	0	0

								$(217)	$242	$25	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	IBOXIG Index	35,736	1.249% (SOFR plus a specified spread)	Maturity	09/21/2026	$ 12,120	$0	$(227)	$0	$(227)

CBK	Receive	SIBCSORA Index	N/A	1.295%	Semi-Annual	08/26/2026	SGD 50	0	1	1	0

								$0	$(226)	$1	$(227)

Total Swap Agreements								$971	$185	$1,481	$(325)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$214	$0	$0	$214	$(9)	$0	$0	$(9)	$205	$0	$205
BOA	29	4	27	60	(52)	(8)	0	(60)	0	0	0
BPS	319	0	380	699	(366)	0	(227)	(593)	106	0	106
BRC	252	0	0	252	(63)	0	0	(63)	189	(380)	(191)
BSH	135	0	0	135	(68)	0	0	(68)	67	0	67
CBK	409	0	420	829	(251)	0	0	(251)	578	(320)	258
DUB	62	0	1	63	(68)	0	0	(68)	(5)	0	(5)
FAR	784	0	66	850	(288)	0	0	(288)	562	(600)	(38)
GLM	622	14	98	734	(126)	(28)	(9)	(163)	571	(540)	31
GST	0	0	128	128	0	0	0	0	128	0	128
IND	7	0	0	7	0	0	0	0	7	0	7
JPM	618	0	361	979	(196)	0	0	(196)	783	(740)	43
MBC	621	0	0	621	(134)	0	0	(134)	487	(350)	137
MYC	0	0	0	0	0	0	(89)	(89)	(89)	0	(89)
MYI	0	0	0	0	(213)	0	0	(213)	(213)	(20)	(233)
NGF	24	0	0	24	(5)	0	0	(5)	19	0	19
SCX	43	0	0	43	(42)	0	0	(42)	1	0	1
SOG	2,808	0	0	2,808	(472)	0	0	(472)	2,336	(2,305)	31
SSB	648	0	0	648	(398)	0	0	(398)	250	(290)	(40)
UAG	0	0	0	0	(275)	(18)	0	(293)	(293)	266	(27)

Total Over the Counter	$7,595	$18	$1,481	$9,094	$(3,026)	$(54)	$(325)	$(3,405)

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

(n)

Securities with an aggregate market value of $266 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$289	$289
Swap Agreements	0	5	0	0	1,229	1,234

	$0	$5	$0	$0	$1,518	$1,523

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,595	$0	$7,595
Purchased Options	0	0	0	18	0	18
Swap Agreements	0	915	0	540	26	1,481

	$0	$915	$0	$8,153	$26	$9,094

	$0	$920	$0	$8,153	$1,544	$10,617

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$401	$401
Swap Agreements	0	8	0	0	540	548

	$0	$8	$0	$0	$941	$949

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,026	$0	$3,026
Written Options	0	0	0	54	0	54
Swap Agreements	0	89	0	9	227	325

	$0	$89	$0	$3,089	$227	$3,405

	$0	$97	$0	$3,089	$1,168	$4,354

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$79	$79
Futures	0	0	0	0	(1,664)	(1,664)
Swap Agreements	0	(23)	0	0	(1,337)	(1,360)

	$0	$(23)	$0	$0	$(2,922)	$(2,945)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,472)	$0	$(3,472)
Purchased Options	0	0	0	(3)	0	(3)
Written Options	0	0	0	45	34	79
Swap Agreements	0	85	0	0	195	280

	$0	$85	$0	$(3,430)	$229	$(3,116)

	$0	$62	$0	$(3,430)	$(2,693)	$(6,061)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(3)	$(3)
Futures	(689)	0	0	0	1,161	472
Swap Agreements	0	(476)	0	0	363	(113)

	$(689)	$(476)	$0	$0	$1,521	$356

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,817	$0	$8,817
Purchased Options	0	0	0	(26)	0	(26)
Written Options	0	0	0	28	(20)	8
Swap Agreements	0	(13)	0	161	132	280

	$0	$(13)	$0	$8,980	$112	$9,079

	$(689)	$(489)	$0	$8,980	$1,633	$9,435

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$150	$0	$150
Australia
Corporate Bonds & Notes	0	2,500	0	2,500
Non-Agency Mortgage-Backed Securities	0	0	5,797	5,797
Sovereign Issues	0	16,296	0	16,296
Belgium
Corporate Bonds & Notes	0	814	0	814
Bulgaria
Sovereign Issues	0	1,324	0	1,324
Canada
Corporate Bonds & Notes	0	5,642	0	5,642
Non-Agency Mortgage-Backed Securities	0	703	0	703
Sovereign Issues	0	16,987	0	16,987
Cayman Islands
Asset-Backed Securities	0	14,138	0	14,138
Corporate Bonds & Notes	0	3,028	0	3,028
Sovereign Issues	0	405	0	405
Chile
Sovereign Issues	0	606	0	606
China
Sovereign Issues	0	49,472	0	49,472
Colombia
Sovereign Issues	0	5,900	0	5,900
Costa Rica
Sovereign Issues	0	1,204	0	1,204
Denmark
Corporate Bonds & Notes	0	1,000	0	1,000

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Egypt
Sovereign Issues	$0	$512	$0	$512
France
Corporate Bonds & Notes	0	3,283	0	3,283
Sovereign Issues	0	18,588	0	18,588
Hungary
Sovereign Issues	0	318	0	318
Ireland
Asset-Backed Securities	0	16,172	2,628	18,800
Corporate Bonds & Notes	0	1,174	0	1,174
Loan Participations and Assignments	0	0	1,348	1,348
Israel
Sovereign Issues	0	1,604	0	1,604
Italy
Corporate Bonds & Notes	0	809	0	809
Sovereign Issues	0	544	0	544
Japan
Corporate Bonds & Notes	0	3,016	0	3,016
Sovereign Issues	0	25,013	0	25,013
Kazakhstan
Sovereign Issues	0	292	0	292
Kuwait
Sovereign Issues	0	3,368	0	3,368
Luxembourg
Sovereign Issues	0	3,016	0	3,016
Malaysia
Corporate Bonds & Notes	0	620	0	620
Sovereign Issues	0	9,145	0	9,145

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Mexico
Sovereign Issues	$0	$407	$0	$407
Multinational
Corporate Bonds & Notes	0	172	0	172
Netherlands
Corporate Bonds & Notes	0	915	0	915
New Zealand
Corporate Bonds & Notes	0	1,330	0	1,330
Sovereign Issues	0	204	0	204
Peru
Corporate Bonds & Notes	0	601	0	601
Sovereign Issues	0	12,088	0	12,088
Poland
Sovereign Issues	0	1,617	0	1,617
Qatar
Corporate Bonds & Notes	0	1,658	0	1,658
Sovereign Issues	0	2,011	0	2,011
Romania
Sovereign Issues	0	4,178	0	4,178
Saudi Arabia
Sovereign Issues	0	9,984	0	9,984
Serbia
Sovereign Issues	0	1,172	0	1,172
South Africa
Sovereign Issues	0	11,721	0	11,721
South Korea
Sovereign Issues	0	10,103	0	10,103
Spain
Sovereign Issues	0	17,955	0	17,955
Supranational
Sovereign Issues	0	8,011	0	8,011
Switzerland
Corporate Bonds & Notes	0	3,138	0	3,138
Thailand
Sovereign Issues	0	4,114	0	4,114
United Arab Emirates
Corporate Bonds & Notes	0	2,604	0	2,604
Sovereign Issues	0	3,066	0	3,066
United Kingdom
Asset-Backed Securities	0	1,059	0	1,059
Corporate Bonds & Notes	0	13,363	0	13,363
Non-Agency Mortgage-Backed Securities	0	8,720	0	8,720
Sovereign Issues	0	20,509	0	20,509
United States
Asset-Backed Securities	0	14,896	0	14,896
Corporate Bonds & Notes	0	44,655	0	44,655
Loan Participations and Assignments	0	1,145	0	1,145

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Municipal Bonds & Notes	$0	$241	$0	$241
Non-Agency Mortgage-Backed Securities	0	28,164	0	28,164
Sovereign Issues	0	108	0	108
U.S. Government Agencies	0	233,504	0	233,504
U.S. Treasury Obligations	0	44,728	0	44,728
Short-Term Instruments
Commercial Paper	1,248	4,988	0	6,236
Repurchase Agreements	0	961	0	961
Egypt Treasury Bills	0	52	0	52
Hungary Treasury Bills	0	2,675	0	2,675
Nigeria Treasury Bills	0	814	0	814
South Africa Treasury Bills	0	1,702	9,773	1,702

	$1,248	$726,976	$9,773	$737,997

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,195	$0	$0	$1,195

Total Investments	$2,443	$726,976	$9,773	$739,192

Short Sales, at Value - Liabilities
Sovereign Issues	0	(966)	0	(966)
U.S. Government Agencies	0	(79,006)	0	(79,006)

	$0	$(79,972)	$0	$(79,972)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	244	1,278	0	1,522
Over the counter	0	9,093	1	9,094

	$244	$10,371	$1	$10,616

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(198)	(744)	0	(942)
Over the counter	0	(3,405)	0	(3,405)

	$(198)	$(4,149)	$0	$(4,347)

Total Financial Derivative Instruments	$46	$6,222	$1	$6,269

Totals	$2,489	$653,226	$9,774	$665,489

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$5,606	$0	$0	$0	$0	$191	$0	$0	$5,797	$191
Ireland
Asset-Backed Securities	0	2,651	0	0	0	(23)	0	0	2,628	(23)
Loan Participations and Assignments	0	1,373	0	0	0	(25)	0	0	1,348	(26)

	$5,606	$4,024	$0	$0	$0	$143	$0	$0	$9,773	$142

Financial Derivative Instruments - Assets
Over the counter	$8	$0	$(3)	$0	$0	$(4)	$0	$0	$1	$(1)

Totals	$5,614	$4,024	$(3)	$0	$0	$139	$0	$0	$9,774	$141

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)	June 30, 2026	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$5,797	Discounted Cash Flow	Discount Rate	5.814	—
Ireland
Loan Participations and Assignments	1,348	Proxy pricing	Base Price	99.176	—
Asset-Backed Securities	2,628	Recent Transaction	Purchase Price	100.00

Financial Derivative Instruments - Assets
Over the counter	1	Indicative Market Quotation	Broker Quote	0.053

Total	$9,774

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

32	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2026	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Notes to Financial Statements	(Cont.)

non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP.

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Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the

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Notes to Financial Statements	(Cont.)

Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would

36	PIMCO VARIABLE INSURANCE TRUST

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be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These

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Notes to Financial Statements	(Cont.)

securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

38	PIMCO VARIABLE INSURANCE TRUST

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,661	$103,134	$(103,600)	$0	$0	$1,195	$34	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans

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Notes to Financial Statements	(Cont.)

(including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the

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interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases,

guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection

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with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a

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joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an

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Notes to Financial Statements	(Cont.)

amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit

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default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with

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Notes to Financial Statements	(Cont.)

standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap’’, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor’’, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a

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basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the

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Notes to Financial Statements	(Cont.)

Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign

(non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a “diversified” portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

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Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts

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Notes to Financial Statements	(Cont.)

of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States,

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counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the

“Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of

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Notes to Financial Statements	(Cont.)

various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least

30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $6,125.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$4	$4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during

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periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$2,170,065	$2,180,466	$84,283	$86,053

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	751	$7,472	5,412	$53,854

Administrative Class	2,355	23,327	4,491	44,864

Advisor Class	650	6,447	1,416	14,147
Issued as reinvestment of distributions

Institutional Class	222	2,204	434	4,344

Administrative Class	174	1,728	345	3,452

Advisor Class	447	4,433	1,063	10,645
Cost of shares redeemed

Institutional Class	(596)	(5,890)	(3,461)	(34,524)

Administrative Class	(2,685)	(26,585)	(2,884)	(28,825)

Advisor Class	(2,071)	(20,563)	(6,129)	(61,163)

Net increase (decrease) resulting from Portfolio share transactions	(753)	$(7,427)	687	$6,794

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 53% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Notes to Financial Statements	(Cont.)	June 30, 2026	(Unaudited)

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$9,363	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$682,972	$29,448	$(52,406)	$(22,958)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolio’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective October 01, 2026, the Supervisory and Administrative Fee for all share classes of the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) is decreased by 0.10% to 0.40%, causing the Portfolio’s Total Annual Portfolio Operating Expenses to decrease.

There were no other subsequent events identified that require recognition or disclosure.

54	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MEI	Merrill Lynch International

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BRC	Barclays Bank PLC	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.

BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NOK	Norwegian Krone

BRL	Brazilian Real	HUF	Hungarian Forint	NZD	New Zealand Dollar

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar

COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

DKK	Danish Krone	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

GBP	British Pound	NGN	Nigerian Naira

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter	SFE	Sydney Futures Exchange

EUREX	Eurex Exchange

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	CPI	Consumer Price Index	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	TSFR1M	Term SOFR 1-Month

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	NIBOR	Norwegian Interbank Offered Rate	TBD	To-Be-Determined

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	THB-THOR	Thai Overnight Repurchase Rate

DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0244	$0.0000	$0.0000	$0.0244

February 2026	$0.0233	$0.0000	$0.0000	$0.0233

March 2026	$0.0332	$0.0000	$0.0000	$0.0332

April 2026	$0.0251	$0.0000	$0.0000	$0.0251

May 2026	$0.0290	$0.0000	$0.0000	$0.0290

June 2026	$0.0285	$0.0000	$0.0000	$0.0285

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0231	$0.0000	$0.0000	$0.0231

February 2026	$0.0221	$0.0000	$0.0000	$0.0221

March 2026	$0.0320	$0.0000	$0.0000	$0.0320

April 2026	$0.0238	$0.0000	$0.0000	$0.0238

May 2026	$0.0278	$0.0000	$0.0000	$0.0278

June 2026	$0.0272	$0.0000	$0.0000	$0.0272

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0222	$0.0000	$0.0000	$0.0222

February 2026	$0.0212	$0.0000	$0.0000	$0.0212

March 2026	$0.0311	$0.0000	$0.0000	$0.0311

April 2026	$0.0228	$0.0000	$0.0000	$0.0228

May 2026	$0.0269	$0.0000	$0.0000	$0.0269

June 2026	$0.0263	$0.0000	$0.0000	$0.0263

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

56	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	57

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

58	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	59

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINTLUSDFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Long-Term U.S. Government Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Long-Term U.S. Government Portfolio	04/30/99	04/10/00	04/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Long-Term U.S. Government Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Long-Term U.S. Government Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2026 - 06/30/2026+	$7.47	$0.13	$(0.08)	$0.05	$(0.14)	$0.00	$(0.14)

12/31/2025	7.27	0.24	0.21	0.45	(0.25)	0.00	(0.25)

12/31/2024	7.95	0.21	(0.67)	(0.46)	(0.22)	0.00	(0.22)

12/31/2023	7.83	0.20	0.12	0.32	(0.20)	0.00	(0.20)

12/31/2022	11.24	0.22	(3.43)	(3.21)	(0.20)	0.00	(0.20)

12/31/2021	14.77	0.21	(1.01)	(0.80)	(0.21)	(2.52)	(2.73)
Administrative Class

01/01/2026 - 06/30/2026+	7.47	0.13	(0.09)	0.04	(0.13)	0.00	(0.13)

12/31/2025	7.27	0.23	0.21	0.44	(0.24)	0.00	(0.24)

12/31/2024	7.95	0.20	(0.67)	(0.47)	(0.21)	0.00	(0.21)

12/31/2023	7.83	0.18	0.13	0.31	(0.19)	0.00	(0.19)

12/31/2022	11.24	0.18	(3.40)	(3.22)	(0.19)	0.00	(0.19)

12/31/2021	14.77	0.19	(1.01)	(0.82)	(0.19)	(2.52)	(2.71)
Advisor Class

01/01/2026 - 06/30/2026+	7.47	0.13	(0.09)	0.04	(0.13)	0.00	(0.13)

12/31/2025	7.27	0.22	0.22	0.44	(0.24)	0.00	(0.24)

12/31/2024	7.95	0.19	(0.67)	(0.48)	(0.20)	0.00	(0.20)

12/31/2023	7.83	0.18	0.12	0.30	(0.18)	0.00	(0.18)

12/31/2022	11.24	0.17	(3.40)	(3.23)	(0.18)	0.00	(0.18)

12/31/2021	14.77	0.18	(1.01)	(0.83)	(0.18)	(2.52)	(2.70)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Portfolio’s expenses are calculated.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

(Unaudited)

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.38	0.64%	$60,974	2.415	%*	2.415	%*	0.485	%*	0.485	%*	3.68	%*	90%

7.47	6.31	65,733	2.325		2.325		0.475		0.475		3.22		180

7.27	(5.87)	60,746	2.425		2.425		0.475		0.475		2.79		187

7.95	4.14	59,172	1.855		1.855		0.475		0.475		2.52		170

7.83	(28.77)	50,100	1.125	(e)	1.125	(e)	0.475	(e)	0.475	(e)	2.47		151

11.24	(4.64)	14,634	0.505		0.505		0.475		0.475		1.70		69

7.38	0.57	321,753	2.565	*	2.565	*	0.635	*	0.635	*	3.53	*	90

7.47	6.15	344,090	2.475		2.475		0.625		0.625		3.07		180

7.27	(6.01)	315,349	2.575		2.575		0.625		0.625		2.64		187

7.95	3.99	365,838	2.005		2.005		0.625		0.625		2.34		170

7.83	(28.87)	350,822	1.135		1.135		0.625		0.625		2.01		151

11.24	(4.78)	478,236	0.655		0.655		0.625		0.625		1.57		69

7.38	0.52	53,582	2.665	*	2.665	*	0.735	*	0.735	*	3.44	*	90

7.47	6.04	51,263	2.575		2.575		0.725		0.725		2.97		180

7.27	(6.10)	46,560	2.675		2.675		0.725		0.725		2.54		187

7.95	3.88	44,172	2.105		2.105		0.725		0.725		2.25		170

7.83	(28.95)	38,630	1.235		1.235		0.725		0.725		1.92		151

11.24	(4.88)	47,344	0.755		0.755		0.725		0.725		1.47		69

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Long-Term U.S. Government Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$713,245
Investments in Affiliates	1,407
Financial Derivative Instruments
Exchange-traded or centrally cleared	981
Cash	413
Deposits with counterparty	5,319
Receivable for investments sold	574,540
Receivable for TBA investments sold	16,836
Receivable for Portfolio shares sold	239
Interest and/or dividends receivable	4,920
Dividends receivable from Affiliates	6
Reimbursement receivable from PIMCO	4
Total Assets	1,317,910

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$789,116
Payable for short sales	84
Financial Derivative Instruments
Exchange-traded or centrally cleared	166
Over the counter	1
Payable for investments in Affiliates purchased	6
Payable for TBA investments purchased	87,958
Deposits from counterparty	3,549
Payable for Portfolio shares redeemed	501
Accrued investment advisory fees	80
Accrued supervisory and administrative fees	89
Accrued distribution fees	11
Accrued servicing fees	40
Total Liabilities	881,601

Commitments and Contingent Liabilities^

Net Assets	$436,309

Net Assets Consist of:

Paid in capital	$673,385
Distributable earnings (accumulated loss)	(237,076)

Net Assets	$436,309

Net Assets:

Institutional Class	$60,974
Administrative Class	321,753
Advisor Class	53,582

Shares Issued and Outstanding:

Institutional Class	8,263
Administrative Class	43,603
Advisor Class	7,261

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.38
Administrative Class	7.38
Advisor Class	7.38

Cost of investments in securities	$837,461
Cost of investments in Affiliates	$1,407
Proceeds received on short sales	$83
Cost or premiums of financial derivative instruments, net	$121

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Long-Term U.S. Government Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$13,211
Dividends from Investments in Affiliates	120
Total Income	13,331

Expenses:

Investment advisory fees	493
Supervisory and administrative fees	547
Distribution and/or servicing fees - Administrative Class	244
Distribution and/or servicing fees - Advisor Class	63
Trustee fees	14
Interest expense	4,218
Miscellaneous expense	4
Total Expenses	5,583
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	5,578

Net Investment Income (Loss)	7,753

Net Realized Gain (Loss):

Investments in securities	(959)
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	5,374
Over the counter financial derivative instruments	79

Net Realized Gain (Loss)	4,496

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(7,338)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(2,296)
Over the counter financial derivative instruments	(31)

Net Change in Unrealized Appreciation (Depreciation)	(9,666)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,583

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$7,753	$13,690
Net realized gain (loss)	4,496	(949)
Net change in unrealized appreciation (depreciation)	(9,666)	14,171

Net Increase (Decrease) in Net Assets Resulting from Operations	2,583	26,912

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,155)	(2,190)
Administrative Class	(5,862)	(10,831)
Advisor Class	(889)	(1,568)

Total Distributions(a)	(7,906)	(14,589)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(19,454)	26,108

Total Increase (Decrease) in Net Assets	(24,777)	38,431

Net Assets:

Beginning of period	461,086	422,655
End of period	$436,309	$461,086

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$2,583

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(648,620)
Proceeds from sales of long-term securities	650,733
(Purchases) Proceeds from sales of short-term portfolio investments, net	5,680
(Increase) decrease in deposits with counterparty	(31)
(Increase) decrease in receivable for investments sold	6,633
(Increase) decrease in interest and/or dividends receivable	144
(Increase) decrease in dividends receivable from Affiliates	9
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	2,580
Proceeds from (Payments on) over the counter financial derivative instruments	39
(Increase) decrease in reimbursement receivable from PIMCO	(4)
Increase (decrease) in payable for investments purchased	(100,287)
Increase (decrease) in deposits from counterparty	3,145
Increase (decrease) in accrued investment advisory fees	(11)
Increase (decrease) in accrued supervisory and administrative fees	(13)
Increase (decrease) in accrued servicing fees	(6)
Proceeds from short sales transactions	19,212
Payments on short sales transactions	(19,213)
Net Realized (Gain) Loss
Investments in securities	959
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	(5,374)
Over the counter financial derivative instruments	(79)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	7,338
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	2,296
Over the counter financial derivative instruments	31
Net amortization (accretion) on investments	(1,192)

Net Cash Provided by (Used for) Operating Activities	(73,449)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	21,542
Payments on shares redeemed	(50,137)
Cash distributions paid*	(4)
Proceeds from sale-buyback transactions	2,548,320
Payments on sale-buyback transactions	(2,446,316)

Net Cash Received from (Used for) Financing Activities	73,405

Net Increase (Decrease) in Cash and Foreign Currency	(44)

Cash and Foreign Currency:

Beginning of period	457
End of period	$413

* Reinvestment of distributions	$7,902

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$4,220

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 163.5%

CORPORATE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

Beignet Investor LLC
6.581% due 05/30/2049	$1,451	$1,481

Vessel Management Services, Inc.
3.432% due 08/15/2036	332	299

Total Corporate Bonds & Notes (Cost $1,783)		1,780

U.S. GOVERNMENT AGENCIES 19.6%

Federal Home Loan Mortgage Corp.
7.000% due 12/01/2031	1	1

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~	1,183	1,147

Federal Home Loan Mortgage Corp. REMICS
2.115% due 12/15/2042 •	248	208
3.000% due 04/15/2053	1,244	1,021
3.500% due 01/15/2048	658	607
3.897% due 10/15/2043 •	629	618
4.000% due 06/15/2032 - 09/15/2044	3,683	3,502
4.107% due 01/15/2033 •	1	1
5.500% due 02/15/2034	61	62

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
3.777% due 03/25/2036 ~	124	122
4.455% due 01/25/2036 ~	99	97
4.944% due 10/25/2044 •	194	180

Federal National Mortgage Association
2.500% due 11/01/2046	96	83
3.580% due 08/01/2030	1,700	1,644
3.600% due 02/01/2040	1,101	1,030
4.000% due 08/01/2048	4	4
5.833% due 01/01/2033 •	2	2

Federal National Mortgage Association REMICS
3.000% due 09/25/2046	2,264	1,726
3.913% due 07/25/2037 •	2	2
4.250% due 05/25/2037	113	102
5.000% due 04/25/2032 - 08/25/2033	79	79
5.500% due 12/25/2035	26	26
6.500% due 07/25/2031	7	7

Government National Mortgage Association REMICS
3.500% due 01/20/2044	643	597
6.000% due 08/20/2033	179	179

Government National Mortgage Association, TBA
4.000% due 07/01/2056 - 08/01/2056	7,300	6,784
4.500% due 07/01/2056	1,700	1,633

Resolution Funding Corp. Interest STRIPS
0.000% due 10/15/2028 (a)	600	546

Tennessee Valley Authority Principal STRIPS
0.000% due 05/01/2030 (b)	800	680

U.S. Small Business Administration
5.290% due 12/01/2027	6	6

Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2056	500	453
4.000% due 07/01/2056 - 08/01/2056	28,800	26,918
4.500% due 08/01/2056	8,500	8,137
5.000% due 07/01/2056	27,800	27,320
6.500% due 08/01/2056	100	103

Total U.S. Government Agencies (Cost $86,686)		85,627

U.S. TREASURY OBLIGATIONS 137.6%

U.S. Treasury Bonds
1.125% due 05/15/2040 (d)	12,820	8,117
1.125% due 08/15/2040 (d)	94,680	59,340
1.375% due 11/15/2040 (d)	21,220	13,725
1.750% due 08/15/2041 (d)	3,300	2,213
1.875% due 02/15/2051 (d)	2,650	1,474

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 11/15/2041 (d)	$7,900	$5,474
2.000% due 02/15/2050 (d)	36,908	21,516
2.000% due 08/15/2051 (d)	2,900	1,652
2.250% due 05/15/2041 (d)	14,200	10,357
2.250% due 08/15/2049 (d)	4,000	2,489
2.250% due 02/15/2052 (d)	400	241
2.375% due 02/15/2042 (d)	6,500	4,743
2.500% due 02/15/2045 (d)	450	316
2.500% due 02/15/2046 (d)	3,680	2,538
2.750% due 11/15/2042 (d)	5,600	4,258
2.750% due 11/15/2047 (d)	9,400	6,629
2.875% due 05/15/2049 (d)(f)	1,550	1,101
2.875% due 05/15/2052 (d)	400	277
3.000% due 11/15/2044 (d)	540	413
3.000% due 05/15/2045 (d)	470	357
3.000% due 11/15/2045 (d)	10,100	7,630
3.000% due 02/15/2047 (d)	4,650	3,462
3.000% due 05/15/2047 (d)	1,100	817
3.000% due 08/15/2048 (d)	23,180	16,989
3.000% due 02/15/2049 (d)	65,070	47,460
3.000% due 08/15/2052 (d)	13,900	9,858
3.125% due 11/15/2041 (d)	25,610	20,925
3.125% due 08/15/2044 (d)	440	344
3.125% due 05/15/2048 (d)	7,330	5,509
3.250% due 05/15/2042 (d)	1,000	824
3.375% due 08/15/2042 (d)	6,800	5,676
3.375% due 11/15/2048 (d)	47,900	37,480
3.625% due 08/15/2043 (d)	2,400	2,045
3.625% due 05/15/2053 (d)	21,300	17,028
3.875% due 05/15/2043 (d)	15,600	13,793
4.000% due 11/15/2042 (d)	17,400	15,707
4.000% due 11/15/2052 (d)	73,040	62,506
4.125% due 08/15/2044 (d)	8,000	7,237
4.375% due 05/15/2041 (d)	9,920	9,509
4.375% due 08/15/2043 (d)	8,800	8,278
4.500% due 11/15/2054 (d)	3,000	2,793
4.625% due 05/15/2044 (d)	7,500	7,248
4.625% due 11/15/2045 (d)	2,600	2,498
4.625% due 05/15/2054 (d)	1,500	1,425
4.625% due 02/15/2055 (d)	14,400	13,687
4.750% due 02/15/2041 (d)	2,690	2,692
4.750% due 11/15/2043 (d)	22,710	22,344
4.875% due 08/15/2045 (d)	3,460	3,435

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032 (d)	7,677	7,112
1.125% due 01/15/2033 (d)	8,695	8,227
1.750% due 01/15/2034 (d)(f)	11,264	11,009
1.875% due 07/15/2034 (d)	637	628
2.125% due 01/15/2035 (d)	1,055	1,053

U.S. Treasury Notes
1.500% due 11/30/2028 (d)(f)	5,800	5,448
2.375% due 03/31/2029 (d)	7,300	6,964
2.875% due 08/15/2028	100	97
3.250% due 06/30/2029 (d)	6,300	6,139
3.625% due 03/31/2030 (d)	200	196
3.750% due 05/31/2030 (d)	200	197
3.750% due 06/30/2030 (d)	400	394
3.875% due 09/30/2029 (d)	15,900	15,758
4.125% due 10/31/2029	100	100
4.125% due 08/31/2030 (d)	400	399
4.125% due 02/15/2036 (d)	1,220	1,191
4.250% due 08/15/2035 (d)	2,900	2,863
4.375% due 05/15/2036 (d)	2,521	2,508
4.625% due 09/30/2028 (d)	200	202
4.625% due 09/30/2030 (d)	300	305
4.875% due 10/31/2030 (d)	300	308

U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)(d)	1,700	1,277
0.000% due 05/15/2034 (a)(d)	500	354
0.000% due 08/15/2034 (a)(d)	1,270	889
0.000% due 08/15/2035 (a)(d)	25,270	16,832
0.000% due 08/15/2036 (a)(d)	18,000	11,386
0.000% due 11/15/2036 (a)(d)	2,700	1,686
0.000% due 05/15/2041 (a)	10	5
0.000% due 08/15/2041 (a)	20	9
0.000% due 11/15/2041 (a)	260	121
0.000% due 05/15/2042 (a)	320	145
0.000% due 08/15/2042 (a)	80	36
0.000% due 11/15/2042 (a)	20	9

Total U.S. Treasury Obligations (Cost $722,856)		600,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%

Ashford Hospitality Trust
4.698% due 04/15/2035 •	$33	$34

Atrium Hotel Portfolio Trust
4.853% due 12/15/2036 •	327	325

Bank
4.046% due 03/15/2061 ~	500	494

BBCMS Mortgage Trust
5.015% due 09/15/2058	900	905

Bear Stearns ARM Trust
6.000% due 04/25/2033 ~	4	4

Benchmark Mortgage Trust
4.016% due 03/15/2052	2,300	2,245
4.984% due 05/15/2059	1,300	1,303
5.926% due 03/15/2057	800	820

CHL Mortgage Pass-Through Trust
4.403% due 03/25/2035 •	22	21

COMM Mortgage Trust
3.140% due 10/10/2036	1,700	1,678

Countrywide Alternative Loan Trust
4.183% due 05/25/2035 •	10	10

CSMC Trust
5.140% due 07/15/2038 •	865	722

DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	2,084

HarborView Mortgage Loan Trust
4.194% due 05/19/2035 •	10	10

Hilton USA Trust
3.719% due 11/05/2038	2,100	2,093

Impac CMB Trust
5.379% due 09/25/2034 þ	49	56

JP Morgan Mortgage Trust
4.663% due 12/25/2049 •	10	10
5.809% due 07/25/2035 ~	10	10

Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •	1,300	1,303

Natixis Commercial Mortgage Securities Trust
3.885% due 08/15/2038	500	484

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	47	46
2.750% due 11/25/2059 ~	207	199

PMT Loan Trust
4.978% due 02/25/2057 •	972	974

RALI Trust
6.000% due 06/25/2036	14	11

Sequoia Mortgage Trust
4.454% due 07/20/2033 •	8	8
5.112% due 04/25/2056 •	1,253	1,254

SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •	1,000	1,000

Structured Adjustable Rate Mortgage Loan Trust
4.203% due 05/25/2037 •	26	25

Structured Asset Mortgage Investments Trust
4.414% due 09/19/2032 •	2	2
4.594% due 10/19/2033 •	4	3

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	600	552

VNDO Trust
3.805% due 01/10/2035	1,900	1,898

WaMu Mortgage Pass-Through Certificates Trust
4.744% due 08/25/2046 •	45	42
5.244% due 10/25/2046 •	16	16

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.999% due 05/25/2033 ~	4	4

Worldwide Plaza Trust
3.526% due 11/10/2036	300	248

Total Non-Agency Mortgage-Backed Securities (Cost $21,423)		20,893

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 1.1%

AUTOMOBILE SEQUENTIAL 0.2%

Hertz Vehicle Financing LLC
2.330% due 06/26/2028	$700	$687

HOME EQUITY OTHER 0.4%

Bear Stearns Asset-Backed Securities Trust
4.763% due 11/25/2042 •	6	6

JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	1,185	1,172

MASTR Asset-Backed Securities Trust
4.588% due 10/25/2034 •	260	259

Merrill Lynch Mortgage Investors Trust
4.693% due 07/25/2035 •	238	239

Renaissance Home Equity Loan Trust
3.454% due 08/25/2033 •	1	2

		1,678

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 0.5%

Dell Equipment Finance Trust
4.680% due 07/22/2027	$558	$558

ECMC Group Student Loan Trust
4.492% due 02/27/2068 •	102	102

Navient Education Loan Trust
4.860% due 09/15/2056	492	491

Nelnet Student Loan Trust
4.610% due 02/21/2061	1,173	1,153

		2,304

Total Asset-Backed Securities (Cost $4,713)		4,669

Total Investments in Securities (Cost $837,461)		713,245

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	144,463	$1,407

Total Short-Term Instruments (Cost $1,407)		1,407

Total Investments in Affiliates (Cost $1,407)		1,407

Total Investments 163.8% (Cost $838,868)		$714,652

Financial Derivative Instruments (e)(g) 0.2% (Cost or Premiums, net $121)		814

Other Assets and Liabilities, net (64.0)%		(279,157)

Net Assets 100.0%		$436,309

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	3.690%	06/22/2026	07/06/2026	$(1,420)	$(1,421)
	3.700	06/22/2026	07/06/2026	(1,208)	(1,209)
	3.730	06/22/2026	07/06/2026	(57,724)	(57,778)
	3.750	07/01/2026	07/02/2026	(389,895)	(389,896)
	3.750	07/02/2026	07/06/2026	(184,645)	(184,645)
BPS	3.740	06/22/2026	07/06/2026	(632)	(632)
GSC	3.770	06/25/2026	07/02/2026	(1,611)	(1,612)
MSC	3.770	06/24/2026	07/01/2026	(1,100)	(1,101)
UBS	3.710	05/26/2026	07/24/2026	(3,252)	(3,264)
	3.720	05/13/2026	07/13/2026	(44,888)	(45,115)
	3.720	06/04/2026	08/05/2026	(50,566)	(50,707)
	3.720	06/08/2026	07/08/2026	(41,352)	(41,450)
	3.750	06/24/2026	07/22/2026	(10,278)	(10,286)

Total Sale-Buyback Transactions					$(789,116)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	07/01/2056	$100	$(83)	$(84)

Total Short Sales 0.0%				$(83)	$(84)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(634,949)	$(634,949)	$624,577	$(10,372)
BPS	0	0	(632)	(632)	628	(4)
GSC	0	0	(1,612)	(1,612)	1,574	(38)
MSC	0	0	(1,101)	(1,101)	1,094	(7)
UBS	0	0	(150,822)	(150,822)	148,042	(2,780)

Total Borrowings and Other Financing Transactions	$0	$0	$(789,116)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(1,101)	$(737,308)	$(50,707)	$0	$(789,116)

Total Borrowings	$(1,101)	$(737,308)	$(50,707)	$0	$(789,116)

Payable for sale-buyback financing transactions					$(789,116)

(d)	Securities with an aggregate market value of $779,193 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(218,941) at a weighted average interest rate of 3.766%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(448) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	8	$8	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	12	12	(2)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	8	8	(1)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	12	12	(2)	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	10	10	(3)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	15	15	(5)	(2)
Call -CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	37	37	(9)	(4)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	10	10	(2)	(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	10	10	(2)	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	14	14	(3)	(2)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	5	5	(1)	(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	14	14	(3)	(3)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	5	5	(1)	0
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	12	12	(3)	(5)

Total Written Options					$(38)	$(19)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	199	$21,868	$143	$0	$(59)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	149	15,950	31	0	(28)
Three-Month SOFR Futures	06/2027	164	39,327	(418)	0	(16)
Three-Month SOFR Futures	09/2027	164	39,342	(401)	0	(19)
Three-Month SOFR Futures	12/2027	164	39,370	(354)	0	(16)

				$(999)	$0	$(138)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	27	$(5,566)	$7	$3	$0
CBOT U.S. Long Bond Futures	09/2026	173	(19,636)	(546)	114	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1,055	(118,655)	(1,465)	412	0
Ultra U.S. Treasury Bond Futures	09/2026	48	(5,576)	(185)	36	0

				$(2,189)	$565	$0

Total Futures Contracts				$(3,188)	$565	$(138)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$1,000	$0	$7	$7	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	14	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	63	63	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	57	57	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	57	57	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	6,000	(118)	151	33	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	600	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	17	17	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	3,760	0	10	10	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	(6)	16	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	800	0	21	21	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,200	0	26	26	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	72	32	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	2,400	0	83	83	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(53)	697	644	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	6,462	(6)	62	56	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,100	(5)	26	21	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	7,200	56	136	192	27	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	5	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	4	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	11	8	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	8	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	12	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	11	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	6	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	600	(2)	15	13	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	19	17	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	500	(2)	18	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	11	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	400	(2)	17	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	700	(3)	43	40	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	600	(3)	35	32	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	350	(1)	3	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	4	2	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.874%	Annual	03/05/2035	$500	$(2)	$6	$4	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	700	(2)	7	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036	700	(1)	16	15	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036	600	(1)	12	11	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036	700	(2)	1	(1)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036	1,100	(3)	2	(1)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	5,400	66	53	119	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	300	0	40	40	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	500	0	59	59	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	100	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,948	1,870	36	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	4,010	244	1,179	1,423	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	500	(3)	80	77	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053	300	6	6	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053	887	2	17	19	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	1,000	0	40	40	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	2,700	65	254	319	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	600	0	35	35	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	1,800	0	98	98	19	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056	2,600	50	34	84	28	0

Total Swap Agreements						$161	$5,626	$5,787	$416	$(9)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$565	$416	$981		$(19)	$(138)	$(9)	$(166)

(f)

Securities with an aggregate market value of $1,982 and cash of $5,319 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004%	07/08/2026	400	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	400	(1)	0

Total Written Options							$(2)	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GLM	$0	$0	$0	$0	$0	$(1)	$0	$(1)	$(1)	$0	$(1)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$565	$565
Swap Agreements	0	0	0	0	416	416

	$0	$0	$0	$0	$981	$981

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	138	138
Swap Agreements	0	0	0	0	9	9

	$0	$0	$0	$0	$166	$166

Over the counter
Written Options	$0	$0	$0	$0	$1	$1

	$0	$0	$0	$0	$167	$167

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$113	$113
Futures	0	0	0	0	4,954	4,954
Swap Agreements	0	0	0	0	307	307

	$0	$0	$0	$0	$5,374	$5,374

Over the counter
Written Options	$0	$0	$0	$0	$79	$79

	$0	$0	$0	$0	$5,453	$5,453

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	(3,831)	(3,831)
Swap Agreements	0	0	0	0	1,520	1,520

	$0	$0	$0	$0	$(2,296)	$(2,296)

Over the counter
Written Options	$0	$0	$0	$0	$(31)	$(31)

	$0	$0	$0	$0	$(2,327)	$(2,327)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)	June 30, 2026	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,780	$0	$1,780
U.S. Government Agencies	0	85,627	0	85,627
U.S. Treasury Obligations	0	600,276	0	600,276
Non-Agency Mortgage-Backed Securities	0	20,893	0	20,893
Asset-Backed Securities
Automobile Sequential	0	687	0	687
Home Equity Other	0	1,678	0	1,678
Other ABS	0	2,304	0	2,304

	$0	$713,245	$0	$713,245

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,407	$0	$0	$1,407

Total Investments	$1,407	$713,245	$0	$714,652

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(84)	$0	$(84)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$981	$0	$981

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(166)	0	(166)
Over the counter	0	(1)	0	(1)

	$0	$(167)	$0	$(167)

Total Financial Derivative Instruments	$0	$814	$0	$814

Totals	$1,407	$713,975	$0	$715,382

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2026	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

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Notes to Financial Statements	(Cont.)

non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and

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modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which

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Notes to Financial Statements	(Cont.)

may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

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(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield

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Notes to Financial Statements	(Cont.)

curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,086	$322,420	$(328,100)	$2	$(1)	$1,407	$120	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that

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private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal

Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

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Notes to Financial Statements	(Cont.)

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

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During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Notes to Financial Statements	(Cont.)

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under

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which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

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Notes to Financial Statements	(Cont.)

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements	(Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.225%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $5,391.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$4	$4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Notes to Financial Statements	(Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$639,884	$645,512	$7,954	$3,442

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	210	$1,538	864	$6,350

Administrative Class	2,008	14,903	7,336	54,144

Advisor Class	718	5,292	1,308	9,696
Issued as reinvestment of distributions

Institutional Class	155	1,155	293	2,190

Administrative Class	788	5,858	1,448	10,817

Advisor Class	120	889	210	1,568
Cost of shares redeemed

Institutional Class	(899)	(6,834)	(716)	(5,346)

Administrative Class	(5,240)	(39,000)	(6,116)	(45,455)

Advisor Class	(437)	(3,255)	(1,063)	(7,856)

Net increase (decrease) resulting from Portfolio share transactions	(2,577)	$(19,454)	3,564	$26,108

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 53% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$96,328	$9,562

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$838,906	$6,321	$(128,080)	$(121,759)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	35

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co. LLC.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	UBS	UBS Securities LLC

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade

Index/Spread Abbreviations:

SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	REMIC	Real Estate Mortgage Investment Conduit	TBA	To-Be-Announced

OIS	Overnight Index Swap

36	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Long-Term U.S. Government Portfolio
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0194	$0.0000	$0.0000	$0.0194

February 2026	$0.0195	$0.0000	$0.0000	$0.0195

March 2026	$0.0229	$0.0000	$0.0000	$0.0229

April 2026	$0.0236	$0.0000	$0.0000	$0.0236

May 2026	$0.0272	$0.0000	$0.0000	$0.0272

June 2026	$0.0253	$0.0000	$0.0000	$0.0253

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0185	$0.0000	$0.0000	$0.0185

February 2026	$0.0187	$0.0000	$0.0000	$0.0187

March 2026	$0.0220	$0.0000	$0.0000	$0.0220

April 2026	$0.0227	$0.0000	$0.0000	$0.0227

May 2026	$0.0263	$0.0000	$0.0000	$0.0263

June 2026	$0.0243	$0.0000	$0.0000	$0.0243

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0178	$0.0000	$0.0000	$0.0178

February 2026	$0.0181	$0.0000	$0.0000	$0.0181

March 2026	$0.0214	$0.0000	$0.0000	$0.0214

April 2026	$0.0221	$0.0000	$0.0000	$0.0221

May 2026	$0.0257	$0.0000	$0.0000	$0.0257

June 2026	$0.0237	$0.0000	$0.0000	$0.0237

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	37

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

38	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	39

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITLNGTRMFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Low Duration Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

2	PIMCO VARIABLE INSURANCE TRUST

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Low Duration Portfolio	02/16/99	04/10/00	02/16/99	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Low Duration Portfolio	(Cont.)

and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Low Duration Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2026 - 06/30/2026+	$9.78	$0.19	$(0.14)	$0.05	$(0.19)	$0.00	$0.00	$(0.19)

12/31/2025	9.64	0.39	0.15	0.54	(0.35)	0.00	(0.05)	(0.40)

12/31/2024	9.60	0.41	0.03	0.44	(0.40)	0.00	0.00	(0.40)

12/31/2023	9.48	0.38	0.10	0.48	(0.33)	0.00	(0.03)	(0.36)

12/31/2022	10.24	0.17	(0.75)	(0.58)	(0.18)	0.00	0.00	(0.18)

12/31/2021	10.38	0.07	(0.14)	(0.07)	(0.07)	0.00	0.00	(0.07)
Administrative Class

01/01/2026 - 06/30/2026+	9.78	0.18	(0.14)	0.04	(0.18)	0.00	0.00	(0.18)

12/31/2025	9.64	0.38	0.14	0.52	(0.33)	0.00	(0.05)	(0.38)

12/31/2024	9.60	0.40	0.02	0.42	(0.38)	0.00	0.00	(0.38)

12/31/2023	9.48	0.36	0.10	0.46	(0.31)	0.00	(0.03)	(0.34)

12/31/2022	10.24	0.16	(0.76)	(0.60)	(0.16)	0.00	0.00	(0.16)

12/31/2021	10.38	0.05	(0.14)	(0.09)	(0.05)	0.00	0.00	(0.05)
Advisor Class

01/01/2026 - 06/30/2026+	9.78	0.18	(0.14)	0.04	(0.18)	0.00	0.00	(0.18)

12/31/2025	9.64	0.37	0.14	0.51	(0.32)	0.00	(0.05)	(0.37)

12/31/2024	9.60	0.39	0.02	0.41	(0.37)	0.00	0.00	(0.37)

12/31/2023	9.48	0.35	0.10	0.45	(0.30)	0.00	(0.03)	(0.33)

12/31/2022	10.24	0.15	(0.76)	(0.61)	(0.15)	0.00	0.00	(0.15)

12/31/2021	10.38	0.04	(0.14)	(0.10)	(0.04)	0.00	0.00	(0.04)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.64	0.49%	$18,361	0.52	%*	0.52	%*	0.51	%*	0.51	%*	3.97	%*	208%

9.78	5.68	17,564	0.51		0.51		0.50		0.50		4.02		384

9.64	4.65	15,836	0.52		0.52		0.50		0.50		4.31		299

9.60	5.13	15,827	0.54		0.54		0.50		0.50		3.98		295

9.48	(5.69)	11,991	0.52		0.52		0.50		0.50		1.76		279

10.24	(0.68)	17,953	0.50		0.50		0.50		0.50		0.65		446

9.64	0.42	641,730	0.67	*	0.67	*	0.66	*	0.66	*	3.82	*	208

9.78	5.52	667,380	0.66		0.66		0.65		0.65		3.87		384

9.64	4.50	678,207	0.67		0.67		0.65		0.65		4.16		299

9.60	4.97	687,820	0.69		0.69		0.65		0.65		3.78		295

9.48	(5.83)	836,602	0.67		0.67		0.65		0.65		1.61		279

10.24	(0.83)	1,031,779	0.65		0.65		0.65		0.65		0.49		446

9.64	0.37	620,255	0.77	*	0.77	*	0.76	*	0.76	*	3.72	*	208

9.78	5.42	646,061	0.76		0.76		0.75		0.75		3.77		384

9.64	4.39	689,826	0.77		0.77		0.75		0.75		4.06		299

9.60	4.87	727,311	0.79		0.79		0.75		0.75		3.70		295

9.48	(5.93)	759,411	0.77		0.77		0.75		0.75		1.52		279

10.24	(0.93)	867,452	0.75		0.75		0.75		0.75		0.39		446

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Low Duration Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,336,752
Investments in Affiliates	182,433
Financial Derivative Instruments
Exchange-traded or centrally cleared	909
Over the counter	3,966
Cash	597
Deposits with counterparty	17,732
Foreign currency, at value	3,941
Receivable for investments sold	15,691
Receivable for TBA investments sold	502,870
Receivable for Portfolio shares sold	2,904
Interest and/or dividends receivable	4,559
Dividends receivable from Affiliates	588
Reimbursement receivable from PIMCO	11
Total Assets	2,072,953

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$168,011
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,186
Over the counter	2,479
Payable for investments purchased	69,989
Payable for investments in Affiliates purchased	6,508
Payable for TBA investments purchased	538,888
Deposits from counterparty	3,897
Payable for Portfolio shares redeemed	916
Accrued investment advisory fees	263
Accrued supervisory and administrative fees	263
Accrued distribution fees	128
Accrued servicing fees	79
Total Liabilities	792,607

Commitments and Contingent Liabilities^

Net Assets	$1,280,346

Net Assets Consist of:

Paid in capital	$1,416,624
Distributable earnings (accumulated loss)	(136,278)

Net Assets	$1,280,346

Net Assets:

Institutional Class	$18,361
Administrative Class	641,730
Advisor Class	620,255

Shares Issued and Outstanding:

Institutional Class	1,905
Administrative Class	66,586
Advisor Class	64,358

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.64
Administrative Class	9.64
Advisor Class	9.64

Cost of investments in securities	$1,339,234
Cost of investments in Affiliates	$180,257
Cost of foreign currency held	$3,982
Proceeds received on short sales	$167,194
Cost or premiums of financial derivative instruments, net	$1,644

* Includes repurchase agreements of:	$161,109

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Low Duration Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$25,452
Dividends from Investments in Affiliates	3,404
Total Income	28,856

Expenses:

Investment advisory fees	1,609
Supervisory and administrative fees	1,609
Distribution and/or servicing fees - Administrative Class	483
Distribution and/or servicing fees - Advisor Class	784
Trustee fees	43
Interest expense	66
Miscellaneous expense	11
Total Expenses	4,605
Waiver and/or Reimbursement by PIMCO	(16)
Net Expenses	4,589

Net Investment Income (Loss)	24,267

Net Realized Gain (Loss):

Investments in securities	(2,226)
Exchange-traded or centrally cleared financial derivative instruments	(15,841)
Over the counter financial derivative instruments	(395)
Foreign currency	(213)

Net Realized Gain (Loss)	(18,675)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(3,185)
Investments in Affiliates	435
Exchange-traded or centrally cleared financial derivative instruments	551
Over the counter financial derivative instruments	2,521
Foreign currency assets and liabilities	(562)

Net Change in Unrealized Appreciation (Depreciation)	(240)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,352

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Low Duration Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$24,267	$51,651
Net realized gain (loss)	(18,675)	2,231
Net change in unrealized appreciation (depreciation)	(240)	17,129

Net Increase (Decrease) in Net Assets Resulting from Operations	5,352	71,011

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(342)	(587)
Administrative Class	(12,118)	(22,784)
Advisor Class	(11,497)	(21,962)

Tax basis return of capital
Institutional Class	0	(89)
Administrative Class	0	(3,605)
Advisor Class	0	(3,580)

Total Distributions(a)	(23,957)	(52,607)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(32,054)	(71,268)

Total Increase (Decrease) in Net Assets	(50,659)	(52,864)

Net Assets:

Beginning of period	1,331,005	1,383,869
End of period	$1,280,346	$1,331,005

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.4%

CORPORATE BONDS & NOTES 20.3%

BANKING & FINANCE 13.2%

ABN AMRO Bank NV
4.718% due 01/22/2027		$3,900	$3,910

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		1,800	1,832

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450% due 04/15/2027		2,100	2,127

American Honda Finance Corp.
4.350% (SOFRRATE + 0.720%) due 10/22/2027 ~		500	500
4.358% due 08/13/2027 •		3,000	3,003
4.900% due 03/12/2027		500	502

American Tower Corp.
3.650% due 03/15/2027		300	298

American Tower Trust
5.490% due 03/15/2053		1,100	1,109

Athene Global Funding
3.204% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	1,900	2,175
4.383% due 07/16/2026 •		$3,700	3,701

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		500	496
5.375% due 05/30/2030		1,100	1,111

Banco Bilbao Vizcaya Argentaria SA
4.150% due 03/03/2029		600	591
4.968% due 05/08/2031		1,000	999

Banco Santander SA
1.722% due 09/14/2027 •		800	795
4.600% due 04/15/2029		400	398
5.552% due 03/14/2028 •		1,000	1,007

Bank Leumi Le-Israel BM
5.343% due 06/29/2029		700	703

Bank of America Corp.
4.477% due 04/23/2030 •		900	894
4.623% due 05/09/2029 •		3,200	3,199

Bank of Montreal
4.309% due 06/01/2027	CAD	500	356
4.567% due 09/10/2027 •		$2,100	2,101

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,400	1,415

Barclays PLC
4.565% (SOFRRATE + 0.930%) due 05/24/2030 ~		900	902
4.836% due 05/09/2028		1,000	1,001
5.674% due 03/12/2028 •		800	807
6.496% due 09/13/2027 •		300	301

BPCE SA
6.612% due 10/19/2027 •		5,000	5,030

Brighthouse Financial Global Funding
5.550% due 04/09/2027		900	906

Citadel Finance LLC
4.750% due 02/14/2029		700	689

Citadel LP
4.875% due 01/15/2027		500	500

Citibank NA
4.876% due 11/19/2027 •		1,600	1,603
4.929% due 08/06/2026		1,500	1,500

Citigroup, Inc.
3.887% due 01/10/2028 •		2,000	1,993
4.643% due 05/07/2028 •		3,700	3,703

Cooperatieve Rabobank UA
4.259% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,700	1,701
4.655% due 08/22/2028 •		300	300

Corebridge Global Funding
4.550% due 01/09/2031		2,500	2,460

Credit Agricole SA
4.848% (SOFRRATE + 1.210%) due 09/11/2028 ~		1,600	1,610

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
2.900% due 03/15/2027	$2,200	$2,176
4.000% due 03/01/2027	500	499

Danske Bank AS
4.662% due 03/27/2029 •	1,200	1,200
5.427% due 03/01/2028 •	2,400	2,416

Deutsche Bank AG
4.847% (SOFRRATE + 1.219%) due 11/16/2027 ~	4,600	4,607
4.999% due 09/11/2030 •	2,000	2,008

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~	1,100	1,100

Ford Motor Credit Co. LLC
4.271% due 01/09/2027	500	499
5.125% due 11/05/2026	500	501
5.800% due 03/05/2027	3,400	3,418
5.850% due 05/17/2027	1,000	1,008

General Motors Financial Co., Inc.
2.350% due 02/26/2027	1,100	1,085
5.400% due 05/08/2027	3,600	3,628

Goldman Sachs Bank USA
4.656% due 06/03/2029 •	1,100	1,101

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •	500	497
4.148% due 01/21/2029 •	1,000	992
4.153% due 10/21/2029 •	500	493
4.594% due 04/20/2030 •	1,100	1,094
4.937% due 04/23/2028 •	2,700	2,708
5.049% due 07/23/2030 •	200	201

Hardwood Funding LLC
4.980% due 06/07/2030 «(e)	1,000	996

HSBC Holdings PLC
4.041% due 03/13/2028 •	3,800	3,786
6.161% due 03/09/2029 •	4,500	4,607

John Deere Capital Corp.
4.400% due 06/15/2029	3,200	3,198

JPMorgan Chase & Co.
4.402% (SOFRRATE + 0.765%) due 09/22/2027 ~	5,000	5,004
4.408% due 04/23/2030 •	800	793
5.571% due 04/22/2028 •	1,200	1,210
6.070% due 10/22/2027 •	3,000	3,015

Lloyds Banking Group PLC
3.750% due 03/18/2028 •	1,750	1,741
4.241% due 02/10/2030 •	1,700	1,679

Lseg U.S. Fin Corp.
4.875% due 03/28/2027	500	502

MassMutual Global Funding II
4.000% due 01/22/2029	1,700	1,676

Morgan Stanley
4.210% due 04/20/2028 •	450	449
4.555% due 04/10/2030 •	450	447
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~	1,900	1,906

Morgan Stanley Bank NA
4.788% due 05/10/2030 •	500	501
4.968% due 07/14/2028 •	500	502
5.016% due 01/12/2029 •	3,300	3,321

Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029	700	699

NatWest Group PLC
3.073% due 05/22/2028 •	2,200	2,172
5.583% due 03/01/2028 •	500	504

Nomura Holdings, Inc.
2.329% due 01/22/2027	1,500	1,483

Protective Life Global Funding
4.130% (SOFRRATE + 0.500%) due 07/22/2026 ~	2,000	2,000

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~	800	804

RGA Global Funding
4.600% due 11/25/2030	1,000	987

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Canada
4.420% (SOFRINDX + 0.790%) due 07/23/2027 ~		$300	$300
4.612% due 07/26/2027	CAD	1,100	789
4.965% due 01/24/2029 •		$1,000	1,006

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		800	791
4.858% due 09/11/2030 •		2,200	2,199

Societe Generale SA
4.857% due 07/07/2029 •(a)		400	400
5.250% due 02/19/2027		1,300	1,306

Standard Chartered PLC
6.750% due 02/08/2028 •		500	506

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		300	295
5.350% due 03/17/2028		400	401

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		1,600	1,589

Sumisho Air Lease Corp.
2.200% due 01/15/2027		1,000	987
3.625% due 04/01/2027		500	496
4.500% due 03/24/2029		1,900	1,884

Swedbank AB
5.337% due 09/20/2027		4,100	4,146

Toronto-Dominion Bank
5.376% due 10/21/2027	CAD	300	218

Toyota Motor Credit Corp.
4.550% due 08/07/2026		$500	500

U.S. Bancorp
6.787% due 10/26/2027 •		3,550	3,576

UBS AG
4.302% due 03/16/2029 •		1,400	1,395

UBS Group AG
4.499% (SOFRRATE + 0.840%) due 04/10/2030 ~		3,200	3,204

Ventas Realty LP
3.250% due 10/15/2026		500	499

VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026		500	499
4.500% due 09/01/2026		300	300

Wells Fargo & Co.
3.584% due 05/22/2028 •		3,500	3,471
4.900% due 01/24/2028 •		3,500	3,508
4.970% due 04/23/2029 •		1,200	1,206

			168,912

INDUSTRIALS 5.6%

AbbVie, Inc.
4.800% due 03/15/2027		4,100	4,114

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		2,900	2,859

Amgen, Inc.
5.150% due 03/02/2028		283	286

Beignet Investor LLC
6.581% due 05/30/2049		2,110	2,154

BMW U.S. Capital LLC
4.750% due 03/21/2028		2,670	2,680
5.050% due 08/11/2028		1,930	1,945

Boeing Co.
5.040% due 05/01/2027		3,000	3,009

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		3,200	3,208

Chick-fil-A, Inc.
4.580% due 07/21/2028 «(a)(e)		1,000	995

Energy Transfer LP
4.400% due 03/15/2027		500	500

FactSet Research Systems, Inc.
2.900% due 03/01/2027		500	494

Fidelity National Information Services, Inc.
4.450% due 03/10/2028		800	797

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		400	391
4.150% due 03/15/2028		300	299

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gartner, Inc.
4.500% due 07/01/2028	$2,000	$1,965

Glencore Funding LLC
4.000% due 03/27/2027	300	299

Global Payments, Inc.
4.450% due 06/01/2028	600	595
4.500% due 11/15/2028	900	889

Haleon U.S. Capital LLC
3.375% due 03/24/2027	1,500	1,489

Hyundai Capital America
4.875% due 06/23/2027	1,300	1,305
5.131% (SOFRRATE + 1.500%) due 01/08/2027 ~	4,000	4,019

JDE Peet’s NV
1.375% due 01/15/2027	500	491

Keurig Dr. Pepper, Inc.
5.100% due 03/15/2027	1,100	1,104

Las Vegas Sands Corp.
5.625% due 06/15/2028	500	506
5.900% due 06/01/2027	3,900	3,937

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	2,800	2,808
4.900% due 11/15/2027	700	704

MPLX LP
4.125% due 03/01/2027	1,000	998

National Fuel Gas Co.
4.750% due 05/15/2029	400	399

NTT Finance Corp.
4.567% due 07/16/2027	400	400
4.828% due 11/01/2029 (a)	600	600

Pennsylvania-American Water Co.
7.800% due 09/01/2026	300	302

Philip Morris International, Inc.
4.125% due 04/28/2028	3,200	3,184

QatarEnergy
4.625% due 06/23/2029	600	596

Road Michigan Property Owner I LLC
7.500% due 03/30/2045	4,000	3,989

Rogers Communications, Inc.
3.200% due 03/15/2027	1,000	991

Smith & Nephew PLC
5.150% due 03/20/2027	1,500	1,506

Smithfield Foods, Inc.
4.250% due 02/01/2027	500	499

Southwest Airlines Co.
5.125% due 06/15/2027	4,500	4,519

Stryker Corp.
4.250% due 09/11/2029	300	297

Telefonica Emisiones SA
4.103% due 03/08/2027	2,800	2,789

Textron, Inc.
3.650% due 03/15/2027	1,272	1,265

Transurban Finance Co. Pty. Ltd.
3.375% due 03/22/2027	500	496

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	5,200	5,223

		71,895

UTILITIES 1.5%

Ameren Corp.
5.700% due 12/01/2026	300	301

Constellation Energy Generation LLC
3.900% due 01/08/2028	800	793

Edison International
5.000% due 05/05/2028	600	601

Emera U.S. Finance LLC
4.500% due 04/01/2029	500	497

Evergy, Inc.
4.250% due 03/15/2029	1,600	1,582

Eversource Energy
5.000% due 01/01/2027	500	502

FirstEnergy Corp.
3.900% due 07/15/2027	3,800	3,779

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jersey Central Power & Light Co.
4.600% due 01/15/2030	$300	$298

National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~	1,900	1,903

NextEra Energy Capital Holdings, Inc.
4.428% (SOFRINDX + 0.800%) due 02/04/2028 ~	1,400	1,406

ONEOK, Inc.
5.550% due 11/01/2026	300	301

Pacific Gas & Electric Co.
3.300% due 03/15/2027	1,100	1,090

Public Service Co. of Colorado
4.150% due 03/13/2029	1,100	1,090

Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~	3,100	3,115

Southern California Edison Co.
4.400% due 09/06/2026	115	115
4.700% due 06/01/2027	100	100
4.875% due 02/01/2027	300	301
5.850% due 11/01/2027	600	609

Xcel Energy, Inc.
1.750% due 03/15/2027	1,100	1,080

		19,463

Total Corporate Bonds & Notes (Cost $259,624)		260,270

U.S. GOVERNMENT AGENCIES 39.0%

Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026 (h)	11,800	11,682
2.500% due 01/01/2029	23	23
3.000% due 01/01/2027	6	6
3.500% due 09/01/2030	149	147
4.000% due 12/01/2047 - 08/01/2048	1,795	1,705
5.000% due 06/01/2031 - 04/01/2053	3,212	3,181
6.000% due 04/01/2055	5,002	5,214
6.150% due 07/01/2035 •	8	8
6.522% due 09/01/2035 •	13	13

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~	1,547	1,500

Federal Home Loan Mortgage Corp. REMICS
4.449% due 03/15/2050 •	1,855	1,840
4.528% due 11/25/2055 •	1,150	1,156
4.549% due 12/15/2050 •	672	670
4.568% due 11/25/2054 •	3,700	3,730
4.578% due 03/25/2055 •	1,708	1,725
4.598% due 08/25/2054 •	1,552	1,564
4.608% due 08/25/2055 •	7,432	7,463
4.628% due 02/25/2055 •	1,733	1,748
4.642% due 07/25/2056 •	750	750
4.650% due 07/25/2056 •	1,750	1,753
4.728% due 07/25/2055 •	2,083	2,101
4.778% due 03/25/2055 - 08/25/2055 •	2,253	2,278
4.828% due 08/25/2055 •	25,987	26,229
5.028% due 03/25/2055 •	1,837	1,857
5.500% due 01/25/2047	530	530

Federal Home Loan Mortgage Corp. STRIPS
3.748% due 08/15/2044 •	643	645

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.023% due 08/25/2031 •	13	13
4.944% due 02/25/2045 •	46	45
6.500% due 07/25/2043	19	19

Federal National Mortgage Association
2.080% due 10/01/2026	900	893
3.000% due 12/01/2026 - 04/01/2052	26,810	23,689
3.220% due 01/01/2028	1,000	986
3.500% due 07/01/2047 - 12/01/2047	26,338	24,143

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 08/01/2044 - 08/01/2048	$2,805	$2,664
4.500% due 01/01/2027 - 08/01/2046	192	188
4.966% due 06/01/2043 •	21	21
4.967% due 07/01/2042 •	8	8
5.000% due 05/01/2027 - 06/01/2054	81,526	80,433
5.017% due 09/01/2041 •	23	23
5.467% due 11/01/2035 •	7	7
6.000% due 02/01/2033 - 01/01/2039	188	198
6.212% due 07/01/2035 •	1	1
6.224% due 05/01/2038 •	375	389
6.275% due 09/01/2035 •	15	15
6.500% due 04/01/2036	30	32

Federal National Mortgage Association REMICS
1.000% due 01/25/2043	20	17
1.250% due 11/25/2027	494	486
2.000% due 11/25/2046	2,178	2,027
3.787% due 12/25/2036 •	9	9
3.913% due 07/25/2037 •	33	32
4.164% due 09/25/2049 •	177	176
4.429% due 12/25/2047 •	912	913
4.449% due 01/25/2051 •	938	942
4.528% due 03/25/2055 •	1,453	1,459
4.578% due 03/25/2055 •	613	618
4.598% due 08/25/2054 •	383	385
4.788% due 03/25/2055 •	2,170	2,195
4.808% due 08/25/2055 •	1,370	1,379
4.828% due 08/25/2055 •	12,158	12,320
5.000% due 04/25/2033	1	1
5.128% due 12/25/2054 •	2,052	2,080

Federal National Mortgage Association REMICS Trust
4.658% due 12/25/2042 ~	2	2

Federal National Mortgage Association Trust
4.077% due 09/25/2042 •	134	134
4.092% due 03/25/2044 •	5	5

Federal National Mortgage Association-ACES
3.167% due 06/25/2027 ~	1,570	1,552

Government National Mortgage Association
3.000% due 02/20/2030	43	42
3.500% due 10/20/2029	472	466

Government National Mortgage Association REMICS
4.235% due 06/20/2065 •	126	126
4.259% due 02/20/2074 •	581	583
4.261% due 06/20/2064 •	642	641
4.281% due 10/20/2065 •	1,175	1,174
4.301% due 07/20/2063 •	129	129
4.409% due 04/20/2072 •	2,442	2,436
4.509% due 07/20/2073 - 07/20/2074 •	6,737	6,834
4.559% due 09/20/2073 •	6,418	6,527
4.561% due 05/20/2066 •	126	127
4.579% due 08/20/2073 •	1,488	1,511
4.609% due 05/20/2073 •	2,649	2,695
4.611% due 04/20/2066 •	952	955
4.769% due 11/20/2072 •	10,572	10,810
4.779% due 11/20/2072 •	12,187	12,470
5.011% due 08/20/2070 •	3,694	3,773
5.109% due 08/20/2071 •	1,713	1,766
5.581% due 07/20/2067 •	1,373	1,390

Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2056	4,400	3,676
4.000% due 08/01/2056	41,100	38,390
4.500% due 08/01/2041	200	198
5.000% due 07/01/2056	30,400	29,875
5.500% due 08/01/2056	35,400	35,466
6.000% due 09/01/2056	94,900	96,626

Total U.S. Government Agencies (Cost $500,018)		498,703

U.S. TREASURY OBLIGATIONS 1.6%

U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032	10,542	9,766
1.125% due 01/15/2033	9,835	9,306

U.S. Treasury Notes
2.875% due 05/15/2032 (j)	2,100	1,950
4.125% due 02/15/2036	10	10

Total U.S. Treasury Obligations (Cost $21,415)		21,032

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%

Adjustable Rate Mortgage Trust
4.570% due 09/25/2035 ~		$60	$52

Atrium Hotel Portfolio Trust
4.853% due 12/15/2036 •		3,349	3,335

Banc of America Funding Trust
4.727% due 01/20/2047 ~		56	49

Banc of America Mortgage Trust
5.391% due 08/25/2034 ~		42	42
5.508% due 07/25/2034 ~		54	51

Bear Stearns ALT-A Trust
4.083% due 02/25/2034 •		54	52

Bear Stearns ARM Trust
4.498% due 07/25/2034 ~		38	35
4.627% due 01/25/2035 ~		697	678
5.125% due 01/25/2035 ~		22	20
5.698% due 01/25/2034 ~		3	3

Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~		121	94
4.750% due 01/26/2036 ~		141	98

Chase Home Lending Mortgage Trust
4.878% due 06/25/2054 ~		1,765	1,766

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 01/25/2035 •		2	2

CHL Mortgage Pass-Through Trust
4.669% due 11/25/2034 ~		69	66
4.959% due 02/20/2035 ~		6	6
5.197% due 11/20/2034 ~		162	157
6.148% due 02/20/2036 •		117	110

Citigroup Mortgage Loan Trust, Inc.
5.329% due 08/25/2035 ~		30	28
6.190% due 05/25/2035 •		2	2

CLNY Trust
5.108% due 11/15/2038 •		1,694	1,678

Countrywide Alternative Loan Trust
6.000% due 10/25/2033		3	4

DBGS Mortgage Trust
5.285% due 10/15/2039 •		100	100

Eurosail-U.K. PLC
4.816% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	903	1,196

First Horizon Alternative Mortgage Securities Trust
4.782% due 09/25/2034 ~		$40	40

First Horizon Mortgage Pass-Through Trust
5.737% due 08/25/2035 ~		37	24

GMACM Mortgage Loan Trust
3.325% due 11/19/2035 ~		14	7

Government National Mortgage Association REMICS
4.309% due 10/20/2075 •		1,721	1,729
4.379% due 09/20/2075 •		7,629	7,699

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		3,741	3,225

GSR Mortgage Loan Trust
4.837% due 09/25/2035 ~		45	43
6.285% due 09/25/2034 ~		16	17

HarborView Mortgage Loan Trust
4.194% due 05/19/2035 •		23	22
4.330% due 07/19/2035 ~		125	93

Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	1,900	2,521

JP Morgan Mortgage Trust
4.828% due 04/25/2066 ~		$2,553	2,562
5.750% due 01/25/2036		10	4

Merrill Lynch Mortgage Investors Trust
4.263% due 11/25/2035 •		14	13
4.423% due 09/25/2029 •		13	13

Natixis Commercial Mortgage Securities Trust
4.840% due 08/15/2038 •		3,991	3,955

NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •		4,400	4,400

OBX Trust
3.000% due 01/25/2052 ~		3,621	3,113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PHHMC Trust
5.828% due 07/18/2035 ~		$41	$41

Prime Mortgage Trust
4.163% due 02/25/2034 •		1	1

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	20,300	14,009

RFMSI Trust
5.392% due 09/25/2035 ~		$314	195

SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •		2,200	2,200

Structured Adjustable Rate Mortgage Loan Trust
4.343% due 08/25/2035 ~		38	33
5.144% due 01/25/2035 •		68	63
5.923% due 02/25/2034 ~		23	23

Structured Asset Mortgage Investments II Trust
4.323% due 02/25/2036 •		29	25

VNDO Trust
3.805% due 01/10/2035		1,800	1,798

WaMu Mortgage Pass-Through Certificates Trust
4.303% due 12/25/2045 •		18	19
4.443% due 01/25/2045 •		137	134
5.144% due 06/25/2042 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $57,770)			57,648

ASSET-BACKED SECURITIES 6.9%

AUTOMOBILE SEQUENTIAL 1.3%

BMW Canada Auto Trust
3.008% due 11/22/2027	CAD	587	414
3.586% due 05/21/2029		1,100	779

CarMax Select Receivables Trust
4.350% due 04/16/2029		$1,400	1,400

Carvana Auto Receivables Trust
5.420% due 04/10/2028		67	67

Chesapeake Funding II LLC
5.520% due 05/15/2036		1,259	1,267

Citizens Auto Receivables Trust
5.840% due 01/18/2028		89	89

Ford Auto Securitization Trust II Asset-Backed Notes
2.933% due 05/15/2028	CAD	2,813	1,984
6.027% due 07/15/2028		504	358

Ford Credit Auto Owner Trust
4.850% due 08/15/2035		$1,250	1,259

GLS Auto Receivables Issuer Trust
4.040% due 11/15/2028		2,600	2,598

GMF Canada Leasing Trust Asset-Backed Notes
2.862% due 12/20/2027	CAD	1,000	707

M&T Bank Auto Receivables Trust
3.926% due 06/15/2027		$3,073	3,073

Oscar U.S. Funding XIV LLC
2.820% due 04/10/2029		1,249	1,241

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027		896	897

			16,133

CMBS OTHER 0.4%

AREIT Trust
4.856% due 01/20/2037 •		996	997

KREF Ltd.
5.089% due 02/17/2039 •		544	545

MF1 LLC
5.789% due 06/19/2037 •		2,387	2,388

MF1 Ltd.
4.989% due 02/19/2037 •		1,657	1,658

			5,588

CREDIT CARD OTHER 0.3%

Synchrony Card Funding LLC
5.740% due 10/15/2029		4,400	4,420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 0.8%

ACE Securities Corp. Home Equity Loan Trust
3.883% due 10/25/2036 •		$40	$15
4.663% due 12/25/2034 •		609	559
4.693% due 02/25/2036 •		1,811	1,698

Asset-Backed Securities Corp. Home Equity Loan Trust
5.390% due 03/15/2032 •		2	2

Countrywide Asset-Backed Certificates
4.463% due 12/25/2033 •		196	196

Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •		1	1

GE-WMC Mortgage Securities Trust
3.843% due 08/25/2036 •		6	3

JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~		2,279	2,254

Morgan Stanley ABS Capital I, Inc. Trust
4.013% due 05/25/2037 •		3,290	3,020

NovaStar Mortgage Funding Trust
4.083% due 05/25/2036 •		196	196

Structured Asset Investment Loan Trust
4.468% due 03/25/2034 •		109	115

Structured Asset Securities Corp. Mortgage Loan Trust
4.383% due 05/25/2036 •		2,460	2,425

			10,484

WHOLE LOAN COLLATERAL 0.0%

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.323% due 12/25/2035 •		96	96

OTHER ABS 4.1%

Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(a)	EUR	500	571

Arbour CLO XIII DAC
3.453% due 08/15/2038 •		1,200	1,371

Bain Capital Euro CLO DAC
3.449% due 01/15/2037 •		1,090	1,247

Barings Euro CLO DAC
3.426% due 08/15/2039 •		1,000	1,144

BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •		$1,200	1,201

Bosphorus CLO IX DAC
3.614% due 04/15/2038 •	EUR	500	572

Cairn CLO XI DAC
3.434% due 01/15/2040 •		1,500	1,715

Carlyle Euro CLO DAC
3.173% due 08/15/2032 •		812	929
3.493% due 08/15/2038 •		4,500	5,152

CCG Receivables Trust
4.480% due 10/14/2032		$1,798	1,800

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR	500	572

CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •		1,000	1,143

CVC Cordatus Loan Fund XXXI DAC
3.627% due 06/15/2037 •		800	915

Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •		$500	501

Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		261	261

Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(a)	EUR	500	571

ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~		600	686

Indigo Credit Management II DAC
3.404% due 07/15/2038 •		1,200	1,373

Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •		4,142	4,738

Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •		$35	35

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OCP Euro CLO DAC
3.527% due 04/15/2037 «•	EUR	600	$686

Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •		$1,207	1,208
4.493% due 10/15/2032 •		450	450

Penta CLO 9 DAC
3.015% due 07/25/2036 •	EUR	500	572

Pikes Peak CLO 2
4.895% due 10/11/2034 •		$1,000	1,001

Pikes Peak CLO 4
4.883% due 07/15/2034 •		1,100	1,101

QTS Issuer ABS II LLC
5.044% due 10/05/2055		2,500	2,450

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		700	701

Shackleton CLO Ltd.
4.875% due 07/20/2034 •		1,500	1,502

SMB Private Education Loan Trust
3.940% due 02/16/2055		1,902	1,832
5.043% due 02/16/2055 •		1,902	1,905
5.380% due 07/15/2053		739	745
5.670% due 11/15/2052		1,615	1,630

Stonepeak ABS
2.301% due 02/28/2033		1,149	1,128

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		325	325

Tikehau CLO X DAC
3.483% due 04/20/2038 •	EUR	600	687

Toro European CLO 2 DAC
3.155% due 07/25/2034 •		490	560

Toro European CLO 7 DAC
3.093% due 02/15/2034 •		3,928	4,492

Trimaran CAVU Ltd.
4.687% due 10/25/2034 •		$1,200	1,200

Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •		1,259	1,260

			51,932

Total Asset-Backed Securities (Cost $89,011)			88,653

SOVEREIGN ISSUES 4.1%

Abu Dhabi Government International Bonds
4.875% due 04/30/2029		900	907

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (c)	BRL	110,764	20,754
0.000% due 04/01/2027 (c)		67,247	11,838

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$3,100	3,203

Israel Government International Bonds
5.375% due 02/19/2030		1,500	1,521

Korea Expressway Corp.
5.000% due 05/14/2027		2,000	2,011

Korea Housing Finance Corp.
4.875% due 08/27/2027		1,300	1,308

Kuwait International Government Bonds
4.016% due 10/09/2028		2,800	2,764

Republic of Poland Government International Bonds
4.625% due 03/18/2029		3,850	3,879

Saudi Government International Bonds
5.125% due 01/13/2028		3,600	3,625

Total Sovereign Issues (Cost $51,828)			51,810

SHORT-TERM INSTRUMENTS 28.0%

COMMERCIAL PAPER 6.1%

Alimentation Couche-Tard, Inc.
4.010% due 07/14/2026		1,000	998
4.010% due 07/17/2026		300	299

Alliant Energy Corp.
3.830% due 07/01/2026		250	250

Amdocs Capital Solutions Ltd.
4.030% due 07/15/2026 (a)		300	300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.040% due 07/08/2026	$400	$400

American Electric Power Co., Inc.
4.010% due 07/24/2026	850	848

AMETEK, Inc.
4.020% due 07/20/2026	3,250	3,243
4.020% due 07/23/2026	300	299
4.040% due 07/07/2026	1,500	1,499
4.100% due 08/10/2026	1,250	1,244

Aon Corp.
4.000% due 07/22/2026	600	599

AutoNation, Inc.
4.050% due 07/01/2026	1,500	1,500

Bacardi-Martini BV
4.350% due 07/23/2026	250	249
4.430% due 08/06/2026	250	249

Boston Scientific Corp.
4.000% due 07/01/2026	250	250
4.010% due 07/06/2026	350	350
4.025% due 07/07/2026	1,800	1,799

Brookfield Corporate Treasury Ltd.
4.000% due 07/30/2026	1,100	1,096
4.010% due 07/29/2026	500	498

CBRE Services, Inc.
4.020% due 07/27/2026	1,000	997
4.020% due 07/28/2026	750	748
4.030% due 07/24/2026	350	349
4.050% due 07/17/2026	1,600	1,597

Clorox Co.
4.020% due 09/09/2026	250	248
4.090% due 07/07/2026	600	600
4.100% due 07/13/2026	250	250

Columbia Pipelines Holding Co. LLC
4.100% due 07/28/2026	750	748

Constellation Energy Generation LLC
4.050% due 07/28/2026	600	598
4.100% due 08/03/2026	500	498
4.110% due 08/03/2026	400	398
4.110% due 08/04/2026	250	249
4.120% due 08/05/2026	250	249
4.150% due 07/02/2026	750	750

eBay, Inc.
4.060% due 08/24/2026	250	248

Enbridge U.S., Inc.
4.040% due 08/17/2026	1,500	1,492
4.040% due 08/18/2026	1,000	995

Entergy Corp.
4.050% due 08/28/2026	250	248
4.060% due 08/18/2026	300	298
4.060% due 09/09/2026	300	298
4.060% due 09/10/2026	300	298
4.070% due 08/19/2026	500	497
4.070% due 08/20/2026	250	249
4.100% due 07/08/2026	250	250
4.100% due 07/23/2026	300	299

Equifax, Inc.
4.050% due 07/30/2026	750	747
4.060% due 07/24/2026	250	249
4.140% due 07/30/2026	1,300	1,296

ERAC USA Finance LLC
4.000% due 07/10/2026	1,500	1,498

Extra Space Storage LP
4.000% due 07/09/2026	350	350

Fidelity National Information Services, Inc.
4.000% due 07/09/2026	5,250	5,245
4.000% due 07/10/2026	250	250
4.000% due 07/14/2026	500	499
4.000% due 07/15/2026	950	948
4.000% due 07/16/2026	1,150	1,148

Fiserv, Inc.
4.000% due 07/27/2026 (a)	250	249

Givaudan U.S., Inc.
4.020% due 07/08/2026	300	300

Glencore Funding LLC
4.040% due 08/04/2026	750	747
4.050% due 08/10/2026	1,350	1,344
4.050% due 08/11/2026	1,000	995
4.130% due 09/17/2026 (a)	1,850	1,833

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Global Payments, Inc.
4.220% due 07/01/2026	$2,450	$2,450
4.220% due 07/02/2026	1,400	1,400
4.220% due 07/06/2026	1,200	1,199

Haleon U.K. Capital PLC
4.100% due 07/10/2026	550	549

HCA, Inc.
4.220% due 07/14/2026	550	549
4.220% due 07/17/2026	500	499
4.220% due 07/23/2026	1,000	997
4.270% due 08/11/2026	300	298
4.270% due 08/17/2026	300	298
4.270% due 08/20/2026	300	298
4.300% due 08/17/2026	3,500	3,480
4.330% due 07/27/2026	750	748

Intesa Sanpaolo Funding LLC
4.010% due 09/28/2026	700	693

Jabil, Inc.
4.150% due 07/06/2026	1,650	1,649
4.150% due 08/07/2026	600	597
4.150% due 08/18/2026	800	795

Jones Lang LaSalle Finance BV
4.010% due 07/09/2026	300	300

Keurig Dr. Pepper, Inc.
4.250% due 07/09/2026	250	250
4.300% due 07/01/2026	300	300
4.300% due 07/06/2026	1,100	1,099
4.350% due 07/17/2026	300	299
4.350% due 07/20/2026	1,600	1,596
4.350% due 07/22/2026	1,250	1,247
4.370% due 07/13/2026	1,850	1,847
4.380% due 07/16/2026	1,000	998

McCormick & Co., Inc.
4.000% due 07/02/2026	650	650

Oglethorpe Power Corp.
4.030% due 07/10/2026	500	499
4.030% due 08/03/2026 (a)	250	249

ONE Gas, Inc.
4.030% due 07/14/2026	250	250

RELX, Inc.
4.000% due 07/27/2026	250	249

Rogers Communications, Inc.
4.260% due 07/30/2026	550	548

TELUS Corp.
4.150% due 09/29/2026	350	346

Thomson Reuters Corp.
4.040% due 07/07/2026	750	749

TR Finance LLC
4.060% due 07/09/2026	1,500	1,499

VW Credit, Inc.
4.160% due 10/01/2026 (a)	250	247

Weyerhaeuser Co.
4.030% due 07/06/2026	600	600
4.050% due 07/06/2026	250	250

WRKCo, Inc.
4.040% due 07/06/2026	300	300

		77,990

REPURCHASE AGREEMENTS (f) 12.6%

		161,109

U.S. TREASURY BILLS 9.3%
3.697% due 07/07/2026 - 09/24/2026 (b)(c)(j)	120,000	119,537

Total Short-Term Instruments (Cost $359,568)		358,636

Total Investments in Securities (Cost $1,339,234)		1,336,752

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 14.3%

SHORT-TERM INSTRUMENTS 14.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.3%

PIMCO Short Asset Portfolio	13,118,976	$129,222

PIMCO Short-Term Floating NAV Portfolio III	5,462,623	53,211

Total Short-Term Instruments (Cost $180,257)		182,433

Total Investments in Affiliates (Cost $180,257)		182,433

Total Investments 118.7% (Cost $1,519,491)		$1,519,185

Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $1,644)		1,210

Other Assets and Liabilities, net (18.8)%		(240,049)

Net Assets 100.0%		$1,280,346

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Chick-fil-A, Inc.	4.580%	07/21/2028	04/23/2026	$1,000	$995	0.08%
Hardwood Funding LLC	4.980	06/07/2030	03/11/2025	1,000	996	0.08

				$2,000	$1,991	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$	90,600	U.S. Treasury Notes 1.125% - 4.000% due 02/28/2030 - 02/15/2031	$(92,327)	$90,600	$90,609
TOR	2.240	06/03/2026	07/02/2026	CAD	50,000	Province of Manitoba 3.800% due 06/02/2033	(18,118)	35,244	35,316
						Province of Ontario 3.750% due 12/02/2053	(18,083)
	2.250	07/02/2026	08/04/2026		50,000	Province of British Columbia 1.550% - 4.950% due 06/18/2031 - 06/18/2040	(35,983)	35,255	35,255

Total Repurchase Agreements							$(164,511)	$161,109	$161,180

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (13.1)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2056	$38,700	$(33,352)	$(33,730)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	34,500	(31,067)	(31,280)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2056	6,400	(6,285)	(6,290)
Uniform Mortgage-Backed Security, TBA	6.000	08/01/2056	94,900	(96,490)	(96,711)

Total Short Sales (13.1)%				$(167,194)	$(168,011)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$90,609	$0	$0	$90,609	$(92,327)	$(1,718)
TOR	70,571	0	0	70,571	(72,184)	(1,613)

Total Borrowings and Other Financing Transactions	$161,180	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$109.250	07/24/2026	1	$1	$0	$0
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	1	1	0	0

					$(0)	$(0)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	10	$10	$(2)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	20	20	(4)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	10	10	(2)	(1)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	20	20	(4)	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	9	9	(2)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	19	19	(5)	(2)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	40	40	(10)	(4)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	8	8	(1)	(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	8	8	(1)	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	11	11	(3)	(1)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/17/2026	12	12	(2)	(3)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	11	11	(2)	(2)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	12	12	(2)	(1)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	12	12	(3)	(5)

					$(43)	$(21)

Total Written Options					$(43)	$(21)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3 Month Euro Euribor Futures	12/2026	226	$62,891	$(50)	$7	$(16)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	37	4,066	33	0	(11)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	5,579	1,150,015	(661)	0	(654)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	2,338	250,276	708	9	(416)
Eurex 10 Year Euro BUND Futures	09/2026	9	1,309	13	0	(1)
Eurex 5 Year Euro BOBL Futures	09/2026	11	1,450	7	0	(1)

				$50	$16	$(1,099)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1,116	$(125,515)	$(1,620)	$436	$0

Total Futures Contracts				$(1,570)	$452	$(1,099)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$500	$9	$2	$11	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	18,440	$(81)	$(520)	$(601)	$0	$(25)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		300	(1)	(8)	(9)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	10,470,000	362	(24)	338	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	$	31,500	(120)	(448)	(568)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		16,000	36	53	89	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,100	(4)	9	5	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		7,930	0	114	114	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		2,600	0	32	32	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		1,700	0	18	18	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,400	0	14	14	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		5,900	0	55	55	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		2,700	0	25	25	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		5,600	0	44	44	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		3,700	0	27	27	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,100	0	15	15	5	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		59,700	4	515	519	189	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,230	1,262	195	1,457	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		400	(2)	6	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		300	(1)	11	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	10	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	9	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		300	(1)	18	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		280	(1)	16	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	12	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	30	28	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		900	(3)	7	4	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,200	(4)	13	9	6	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.899%	Annual	03/11/2035	$	900	$(3)	$8	$5	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		600	(2)	5	3	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,300	(4)	4	0	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(4)	9	5	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		800	(2)	7	5	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		10,000	213	352	565	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,225	(8)	33	25	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		1,000	(2)	23	21	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		1,100	(2)	22	20	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036		1,200	(3)	(2)	(5)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036		2,600	(7)	5	(2)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		775	26	25	51	6	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	21,300	367	(671)	(304)	0	(5)
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	700	(1)	(12)	(13)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		300	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		200	(1)	2	1	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	7	6	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		300	(1)	9	8	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		170	(1)	6	5	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		300	(1)	12	11	0	0

							$1,998	$117	$2,115	$457	$(66)

Total Swap Agreements							$2,007	$119	$2,126	$457	$(66)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$452	$457	$909	$(21)	$(1,099)	$(66)	$(1,186)

(h)

Securities with an aggregate market value of $1,435 and cash of $17,732 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	1,114		$797	$25	$0
	07/2026	CNH	475		70	0	0
	07/2026	NZD	4,303		2,541	97	0
	07/2026		$2,182	NZD	3,863	12	0
	08/2026	NZD	3,863		$2,184	0	(12)
BOA	07/2026	BRL	52		10	0	0
	07/2026	KRW	35,400		23	0	0
	07/2026	NOK	1,369		139	1	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$10	BRL	52	$0	$0
	07/2026		408	CNH	2,759	0	(2)
	07/2026		125	JPY	19,824	0	(3)
	07/2026		796	NOK	7,400	0	(49)
	08/2026	ILS	625		$210	0	0
	08/2026		$73	INR	6,935	0	0
	09/2026		38		3,636	0	0
	10/2026	BRL	4,400		$805	0	(29)
BPS	07/2026		51,980		9,953	1	(117)
	07/2026	CAD	277		196	0	0
	07/2026	CHF	348		442	12	0
	07/2026	CNH	3,480		514	2	0
	07/2026	EUR	471		537	0	(1)
	07/2026	IDR	47,721,014		2,663	1	(3)
	07/2026	ILS	1,531		520	5	0
	07/2026	INR	88,362		920	0	(13)
	07/2026	KRW	204,379		134	2	0
	07/2026	THB	12,008		366	5	(1)
	07/2026		$10,037	BRL	51,980	158	(126)
	07/2026		1,019	IDR	18,232,322	1	0
	07/2026		2,621	INR	248,567	7	(4)
	07/2026		1,468	JPY	236,156	0	(15)
	07/2026		621	KRW	951,940	0	(5)
	07/2026		133	ZAR	2,182	0	0
	08/2026	IDR	5,749,242		$320	0	0
	08/2026	ILS	169		57	0	0
	08/2026		$200	BRL	1,045	1	0
	08/2026		614	INR	58,248	0	0
	09/2026	IDR	4,723,128		$260	0	(2)
	09/2026	THB	11,315		349	6	0
	09/2026		$1,565	IDR	27,694,717	2	(30)
	09/2026		207	INR	19,691	0	0
	09/2026		70	THB	2,288	0	(1)
	10/2026	BRL	33,764		$6,209	16	(207)
	12/2026		$153	IDR	2,785,340	1	0
	04/2027	BRL	29,347		$5,450	101	(5)
BRC	07/2026	CAD	15,650		11,338	303	0
	07/2026	ILS	1,866		631	3	0
	07/2026	NZD	6,250		3,696	146	0
	07/2026		$31	MYR	125	0	0
	07/2026		663	ZAR	10,776	0	(7)
BSH	07/2026	BRL	5,700		$1,101	0	(3)
	07/2026		$1,124	BRL	5,700	0	(20)
	07/2026		2,235	JPY	355,343	0	(49)
	07/2026		3,780	NZD	6,690	20	0
	08/2026	NZD	6,690		$3,784	0	(20)
	09/2026		$2,224	BRL	11,407	0	(47)
	10/2026	BRL	64,300		$11,869	0	(318)
	04/2027		6,200		1,149	18	0
CBK	07/2026	IDR	1,418,395		79	0	0
	07/2026	ILS	1,707		588	14	0
	07/2026	INR	59,767		633	2	0
	07/2026	NOK	1,035		112	7	0
	07/2026		$517	IDR	9,276,664	1	0
	07/2026		617	INR	59,767	15	0
	07/2026		69	KRW	104,546	0	(2)
	07/2026		71	PLN	258	0	(2)
	08/2026	ILS	2,225		$771	23	0
	08/2026		$141	ILS	418	0	0
	08/2026		114	INR	10,823	0	0
	09/2026	IDR	16,947,836		$939	0	(2)
	09/2026	INR	5,794		60	0	(1)
	09/2026	THB	13,428		405	0	(1)
	09/2026		$320	IDR	5,712,516	0	(3)
	12/2026		422		7,668,698	1	0
CIB	07/2026	CAD	50,089		$36,263	946	0
DUB	07/2026	IDR	1,259,408		70	0	0
	07/2026	INR	23,669		251	1	0
	07/2026	NOK	307		33	2	0
	07/2026		$167	INR	16,134	3	0
	07/2026		71	PLN	262	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$310	ZAR	5,011	$0	$(4)
	09/2026	IDR	13,869,161		$770	0	0
	09/2026		$197	IDR	3,570,195	2	0
	09/2026		251	INR	23,830	0	(1)
	12/2026		100	IDR	1,811,339	0	0
FAR	07/2026	CNH	3,462		$512	2	0
	07/2026	GBP	1,428		1,920	26	0
	07/2026	INR	23,402		248	1	0
	07/2026	JPY	1,812,645		11,203	55	0
	07/2026	SGD	10,023		7,857	109	0
	07/2026		$1,540	CNH	10,474	3	0
	07/2026		245	INR	23,402	2	0
	07/2026		52	JPY	8,242	0	(1)
	07/2026		1,141	PLN	4,171	0	(32)
	07/2026		433	ZAR	7,139	3	0
	08/2026	CNH	10,451		$1,540	0	(2)
	08/2026	ILS	1,067		373	14	0
	08/2026		$11,203	JPY	1,807,902	0	(55)
	09/2026		120	INR	11,482	1	0
GLM	07/2026	BRL	41,700		$7,740	0	(338)
	07/2026	IDR	8,794,253		491	0	(1)
	07/2026	KRW	192,278		124	0	0
	07/2026		$8,144	BRL	41,700	19	(85)
	07/2026		490	IDR	8,794,253	1	0
	07/2026		125	KRW	192,250	0	0
	08/2026	CAD	50,102		$35,328	0	(49)
	08/2026		$164	INR	15,766	2	0
	09/2026	IDR	8,845,753		$490	0	(1)
	09/2026	THB	32,317		1,001	22	0
	09/2026		$917	IDR	16,464,813	2	(5)
	09/2026		667	INR	64,175	7	0
	09/2026		198	MXN	3,448	0	(2)
	04/2027	BRL	15,600		$2,906	61	0
JPM	07/2026	AUD	4,823		3,438	99	0
	07/2026	BRL	37,598		7,193	16	(106)
	07/2026	ILS	4,790		1,604	0	(6)
	07/2026	INR	4,688		50	0	0
	07/2026	KRW	59,416		38	0	0
	07/2026	NOK	2,968		300	0	0
	07/2026		$7,280	BRL	37,598	19	(17)
	07/2026		1,078	GBP	803	0	(12)
	07/2026		76	IDR	1,361,620	0	0
	07/2026		50	INR	4,688	0	0
	07/2026		58	KRW	89,291	0	0
	07/2026		2,443	PLN	8,906	0	(76)
	07/2026		259	THB	8,673	2	0
	08/2026	ILS	3,782		$1,301	29	0
	08/2026		$243	INR	23,078	0	0
	08/2026		300	NOK	2,970	0	0
	09/2026	IDR	1,369,187		$76	0	0
	09/2026	INR	3,486		37	0	0
	09/2026	MXN	768		43	0	0
	09/2026	THB	25,396		778	11	(3)
	09/2026	TWD	16,125		509	5	0
	09/2026		$368	INR	35,135	0	0
	09/2026		7,858	MXN	136,579	0	(97)
	10/2026	BRL	8,300		$1,511	0	(62)
	10/2026		$4,994	BRL	26,264	0	(16)
	12/2026	MXN	498		$28	0	0
	04/2027	BRL	16,100		2,938	13	(12)
MBC	07/2026	AUD	20		14	0	0
	07/2026	CHF	3,933		4,997	132	(2)
	07/2026	EUR	1,858		2,157	34	0
	07/2026	IDR	120,838		7	0	0
	07/2026	INR	23,763		252	1	0
	07/2026	KRW	609,295		402	8	0
	07/2026	NOK	1,687		175	5	0
	07/2026		$2,789	AUD	3,981	6	(38)
	07/2026		7	IDR	120,838	0	0
	07/2026		388	INR	37,397	7	0
	07/2026		2,084	JPY	331,107	0	(47)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	AUD	2,436		$1,680	$0	$(6)
	08/2026		$86	INR	8,174	0	0
	08/2026		96	NOK	958	0	0
	09/2026	THB	7,755		$232	0	(3)
	09/2026		$1,052	INR	100,688	5	(1)
NGF	07/2026	IDR	8,140,137		$455	0	0
	07/2026		$456	IDR	8,140,137	0	(1)
	07/2026		392	INR	37,744	6	0
	09/2026	IDR	8,185,788		$456	2	0
	09/2026		$196	IDR	3,487,615	0	(2)
SCX	07/2026	INR	18,636		$197	0	0
	07/2026		$176	IDR	3,158,158	0	0
	07/2026		516	INR	49,493	6	0
	08/2026		409		39,159	4	0
	09/2026	IDR	9,469,706		$525	0	(1)
	09/2026	THB	13,818		426	8	0
	09/2026		$500	IDR	8,970,166	1	(3)
	09/2026		197	INR	18,761	0	0
SOG	07/2026	CNH	5,815		$860	3	0
	07/2026	EUR	24,798		28,928	594	0
	07/2026	SGD	15		11	0	0
	07/2026		$1,364	AUD	1,976	5	0
	07/2026		5,443	CHF	4,403	7	0
	07/2026		30,321	EUR	26,656	136	0
	07/2026		5,427	JPY	862,197	0	(124)
	07/2026		7,751	SGD	10,038	7	0
	08/2026	AUD	1,976		$1,363	0	(5)
	08/2026	CHF	4,387		5,443	0	(7)
	08/2026	EUR	26,656		30,362	0	(136)
	08/2026	SGD	10,015		7,751	0	(8)
	08/2026		$11	SGD	15	0	0
SSB	07/2026	CHF	122		$156	4	0
	07/2026		$537	EUR	471	1	0
	07/2026		826	GBP	625	3	0
	08/2026	EUR	471		$538	0	(1)
	08/2026	GBP	625		826	0	(3)
UAG	07/2026		$72	PLN	263	0	(2)
	09/2026	MXN	1,043		$59	0	0
	09/2026	THB	1,457		44	0	0

Total Forward Foreign Currency Contracts						$3,472	$(2,474)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	47,900	$39	$179

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	75,000	58	281

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	300	0	1

Total Purchased Options							$97	$461

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004%	07/08/2026	1,900	$(5)	$(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	1,900	(5)	0

Total Written Options							$(10)	$(5)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Colombia Government International Bonds	1.000%	Quarterly	06/20/2027	0.510%	$800	$(38)	$42	$4	$0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	200	(18)	19	1	0

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422	2,400	(117)	124	7	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	900	(32)	37	5	0

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	1,400	(50)	57	7	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	1,700	(152)	161	9	0

Total Swap Agreements							$(407)	$440	$33	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$134	$0	$0	$134	$(12)	$0	$0	$(12)	$122	$0	$122
BOA	1	0	0	1	(83)	0	0	(83)	(82)	13	(69)
BPS	321	0	5	326	(530)	0	0	(530)	(204)	264	60
BRC	452	0	0	452	(7)	0	0	(7)	445	(400)	45
BSH	38	0	0	38	(457)	0	0	(457)	(419)	301	(118)
CBK	63	0	12	75	(11)	0	0	(11)	64	0	64
CIB	946	0	0	946	0	0	0	0	946	(1,910)	(964)
DUB	8	179	0	187	(6)	0	0	(6)	181	0	181
FAR	216	0	0	216	(90)	0	0	(90)	126	0	126
GLM	114	0	0	114	(481)	(5)	0	(486)	(372)	410	38
JPM	194	0	0	194	(407)	0	0	(407)	(213)	262	49
MBC	198	0	0	198	(97)	0	0	(97)	101	0	101
MYC	0	281	16	297	0	0	0	0	297	(260)	37
NGF	8	1	0	9	(3)	0	0	(3)	6	0	6
SCX	19	0	0	19	(4)	0	0	(4)	15	0	15
SOG	752	0	0	752	(280)	0	0	(280)	472	(620)	(148)
SSB	8	0	0	8	(4)	0	0	(4)	4	0	4
UAG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$3,472	$461	$33	$3,966	$(2,474)	$(5)	$0	$(2,479)

(j)

Securities with an aggregate market value of $1,250 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$452	$452
Swap Agreements	0	0	0	0	457	457

	$0	$0	$0	$0	$909	$909

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,472	$0	$3,472
Purchased Options	0	0	0	0	461	461
Swap Agreements	0	33	0	0	0	33

	$0	$33	$0	$3,472	$461	$3,966

	$0	$33	$0	$3,472	$1,370	$4,875

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$21	$21
Futures	0	0	0	0	1,099	1,099
Swap Agreements	0	0	0	0	66	66

	$0	$0	$0	$0	$1,186	$1,186

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,474	$0	$2,474
Written Options	0	0	0	0	5	5

	$0	$0	$0	$2,474	$5	$2,479

	$0	$0	$0	$2,474	$1,191	$3,665

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$137	$137
Futures	0	0	0	0	(15,348)	(15,348)
Swap Agreements	0	(29)	0	0	(601)	(630)

	$0	$(29)	$0	$0	$(15,812)	$(15,841)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(641)	$0	$(641)
Purchased Options	0	0	0	0	106	106
Written Options	0	0	0	0	99	99
Swap Agreements	0	41	0	0	0	41

	$0	$41	$0	$(641)	$205	$(395)

	$0	$12	$0	$(641)	$(15,607)	$(16,236)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	28	0	0	0	(2,143)	(2,115)
Swap Agreements	0	37	0	0	2,613	2,650

	$28	$37	$0	$0	$486	$551

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,109	$0	$2,109
Purchased Options	0	0	0	0	408	408
Written Options	0	0	0	0	(32)	(32)
Swap Agreements	0	36	0	0	0	36

	$0	$36	$0	$2,109	$376	$2,521

	$28	$73	$0	$2,109	$862	$3,072

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	June 30, 2026	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$167,916	$996	$168,912
Industrials	0	70,900	995	71,895
Utilities	0	19,463	0	19,463
U.S. Government Agencies	0	498,703	0	498,703
U.S. Treasury Obligations	0	21,032	0	21,032
Non-Agency Mortgage-Backed Securities	0	43,639	14,009	57,648
Asset-Backed Securities
Automobile Sequential	0	16,133	0	16,133
CMBS Other	0	5,588	0	5,588
Credit Card Other	0	4,420	0	4,420
Home Equity Other	0	10,484	0	10,484
Whole Loan Collateral	0	96	0	96
Other ABS	0	50,104	1,828	51,932
Sovereign Issues	0	51,810	0	51,810
Short-Term Instruments
Commercial Paper	300	77,690	0	77,990
Repurchase Agreements	0	161,109	0	161,109
U.S. Treasury Bills	0	119,537	0	119,537

	$300	$1,318,624	$17,828	$1,336,752

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$182,433	$0	$0	$182,433

Total Investments	$182,733	$1,318,624	$17,828	$1,519,185

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(168,011)	$0	$(168,011)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	902	0	909
Over the counter	0	3,966	0	3,966

	$7	$4,868	$0	$4,875

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(1,168)	0	(1,186)
Over the counter	0	(2,479)	0	(2,479)

	$(18)	$(3,647)	$0	$(3,665)

Total Financial Derivative Instruments	$(11)	$1,221	$0	$1,210

Totals	$182,722	$1,151,834	$17,828	$1,352,384

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,017	$0	$0	$0	$0	$(21)	$0	$0	$996	$(21)
Industrials	0	1,000	0	0	0	(5)	0	0	995	(5)
Non-Agency Mortgage-Backed Securities	13,547	0	0	0	0	462	0	0	14,009	462
Asset-Backed Securities
Other ABS	0	1,822	0	0	0	6			1,828	6

Totals	$14,564	$2,822	$0	$0	$0	$442	$0	$0	$17,828	$442

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$996	Discounted Cash Flow	Discount Rate	5.105	—
Industrials	995	Proxy pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	14,009	Discounted Cash Flow	Discount Rate	5.814	—
Asset-Backed Securities
Other ABS	1,828	Recent Transaction	Purchase Price	100.000	—

Total	$17,828

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2026 (Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Low Duration Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Notes to Financial Statements	(Cont.)

non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026 (Unaudited)

Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The

Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Notes to Financial Statements	(Cont.)

estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026 (Unaudited)

securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Notes to Financial Statements	(Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate

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fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$126,104	$2,689	$0	$0	$429	$129,222	$2,704	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$116,905	$(63,700)	$0	$6	$53,211	$700	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans,

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Notes to Financial Statements	(Cont.)

including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2026, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

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Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is

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Notes to Financial Statements	(Cont.)

currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may

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be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The

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Notes to Financial Statements	(Cont.)

manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on

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indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks,

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Notes to Financial Statements	(Cont.)

including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and(vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for

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Notes to Financial Statements	(Cont.)

issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty

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risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services,

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Notes to Financial Statements	(Cont.)

including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $15,910.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026 (Unaudited)

that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

12 months	13-24 months	25-36 months	Total
$0	$0	$11	$11

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,744,976	$1,871,603	$131,659	$59,413

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	216	$2,094	378	$3,659

Administrative Class	4,591	44,548	12,911	125,473

Advisor Class	3,586	34,834	6,031	58,654
Issued as reinvestment of distributions

Institutional Class	35	342	69	675

Administrative Class	1,249	12,118	2,712	26,389

Advisor Class	1,185	11,497	2,625	25,542
Cost of shares redeemed

Institutional Class	(143)	(1,389)	(292)	(2,832)

Administrative Class	(7,524)	(73,000)	(17,683)	(171,864)

Advisor Class	(6,503)	(63,098)	(14,099)	(136,964)

Net increase (decrease) resulting from Portfolio share transactions	(3,308)	$(32,054)	(7,348)	$(71,268)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	43

Notes to Financial Statements	(Cont.)	June 30, 2026 (Unaudited)

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$61,051	$52,005

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 54% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$1,353,941	$16,011	$(16,756)	$(745)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

44	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	CIB	Canadian Imperial Bank of Commerce	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	SCX	Standard Chartered Bank, London

BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	SOG	Societe Generale Paris

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	NZD	New Zealand Dollar

BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

IDR	Indonesian Rupiah

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	45

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Low Duration Portfolio
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0316	$0.0000	$0.0000	$0.0316

February 2026	$0.0296	$0.0000	$0.0000	$0.0296

March 2026	$0.0302	$0.0000	$0.0000	$0.0302

April 2026	$0.0316	$0.0000	$0.0000	$0.0316

May 2026	$0.0326	$0.0000	$0.0000	$0.0326

June 2026	$0.0320	$0.0000	$0.0000	$0.0320

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0303	$0.0000	$0.0000	$0.0303

February 2026	$0.0285	$0.0000	$0.0000	$0.0285

March 2026	$0.0290	$0.0000	$0.0000	$0.0290

April 2026	$0.0304	$0.0000	$0.0000	$0.0304

May 2026	$0.0314	$0.0000	$0.0000	$0.0314

June 2026	$0.0308	$0.0000	$0.0000	$0.0308

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0295	$0.0000	$0.0000	$0.0295

February 2026	$0.0277	$0.0000	$0.0000	$0.0277

March 2026	$0.0282	$0.0000	$0.0000	$0.0282

April 2026	$0.0296	$0.0000	$0.0000	$0.0296

May 2026	$0.0306	$0.0000	$0.0000	$0.0306

June 2026	$0.0300	$0.0000	$0.0000	$0.0300

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

46	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	47

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

48	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITLOWDURFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual

Financial and Other Information

June 30, 2026

PIMCO Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Real Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

2	PIMCO VARIABLE INSURANCE TRUST

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Real Return Portfolio	09/30/99	04/10/00	09/30/99	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the

Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Real Return Portfolio	(Cont.)

voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the

SEC extended the compliance date from December 11, 2025 to

June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Real Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2026 - 06/30/2026+	$12.01	$0.32	$(0.19)	$0.13	$(0.32)	$0.00	$0.00	$(0.32)

12/31/2025	11.51	0.42	0.49	0.91	(0.41)	0.00	0.00	(0.41)

12/31/2024	11.57	0.33	(0.07)	0.26	(0.32)	0.00	0.00	(0.32)

12/31/2023	11.49	0.38	0.06	0.44	(0.24)	0.00	(0.12)	(0.36)

12/31/2022	13.99	0.91	(2.51)	(1.60)	(0.90)	0.00	0.00	(0.90)

12/31/2021	13.92	0.74	0.04	0.78	(0.71)	0.00	0.00	(0.71)
Administrative Class

01/01/2026 - 06/30/2026+	12.01	0.31	(0.19)	0.12	(0.31)	0.00	0.00	(0.31)

12/31/2025	11.51	0.40	0.50	0.90	(0.40)	0.00	0.00	(0.40)

12/31/2024	11.57	0.31	(0.07)	0.24	(0.30)	0.00	0.00	(0.30)

12/31/2023	11.49	0.36	0.06	0.42	(0.22)	0.00	(0.12)	(0.34)

12/31/2022	13.99	0.89	(2.51)	(1.62)	(0.88)	0.00	0.00	(0.88)

12/31/2021	13.92	0.71	0.05	0.76	(0.69)	0.00	0.00	(0.69)
Advisor Class

01/01/2026 - 06/30/2026+	12.01	0.30	(0.19)	0.11	(0.30)	0.00	0.00	(0.30)

12/31/2025	11.51	0.39	0.49	0.88	(0.38)	0.00	0.00	(0.38)

12/31/2024	11.57	0.30	(0.07)	0.23	(0.29)	0.00	0.00	(0.29)

12/31/2023	11.49	0.35	0.06	0.41	(0.21)	0.00	(0.12)	(0.33)

12/31/2022	13.99	0.87	(2.50)	(1.63)	(0.87)	0.00	0.00	(0.87)

12/31/2021	13.92	0.71	0.04	0.75	(0.68)	0.00	0.00	(0.68)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.82	1.04%	$183,539	1.38	%*	1.38	%*	0.51	%*	0.51	%*	5.35	%*	99%

12.01	8.01	186,140	1.24		1.24		0.50		0.50		3.53		174

11.51	2.29	173,182	0.92		0.92		0.50		0.50		2.82		212

11.57	3.92	187,819	0.69		0.69		0.50		0.50		3.28		125

11.49	(11.85)	200,491	0.62		0.62		0.50		0.50		7.26		97

13.99	5.74	233,090	0.52		0.52		0.50		0.50		5.30		162

11.82	0.96	839,767	1.53	*	1.53	*	0.66	*	0.66	*	5.17	*	99

12.01	7.85	862,804	1.39		1.39		0.65		0.65		3.38		174

11.51	2.13	856,992	1.07		1.07		0.65		0.65		2.68		212

11.57	3.76	954,046	0.84		0.84		0.65		0.65		3.13		125

11.49	(11.98)	1,035,782	0.77		0.77		0.65		0.65		7.13		97

13.99	5.59	1,326,535	0.67		0.67		0.65		0.65		5.13		162

11.82	0.91	349,544	1.63	*	1.63	*	0.76	*	0.76	*	5.11	*	99

12.01	7.74	350,377	1.49		1.49		0.75		0.75		3.28		174

11.51	2.03	350,085	1.17		1.17		0.75		0.75		2.59		212

11.57	3.66	339,612	0.94		0.94		0.75		0.75		3.03		125

11.49	(12.07)	342,311	0.87		0.87		0.75		0.75		6.99		97

13.99	5.48	396,259	0.77		0.77		0.75		0.75		5.09		162

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Real Return Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$2,511,521
Investments in Affiliates	1,035
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,797
Over the counter	7,472
Cash	586
Deposits with counterparty	7,987
Foreign currency, at value	2,652
Receivable for investments sold	874,560
Receivable for investments sold on a delayed-delivery basis	1,457
Receivable for TBA investments sold	206,300
Receivable for Portfolio shares sold	4,091
Interest and/or dividends receivable	8,017
Dividends receivable from Affiliates	10
Reimbursement receivable from PIMCO	11
Total Assets	3,628,496

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$38,009
Payable for sale-buyback transactions	1,163,758
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,700
Over the counter	2,759
Payable for investments purchased	669,033
Payable for investments in Affiliates purchased	11
Payable for TBA investments purchased	370,184
Deposits from counterparty	8,488
Payable for Portfolio shares redeemed	970
Accrued investment advisory fees	280
Accrued supervisory and administrative fees	280
Accrued distribution fees	71
Accrued servicing fees	103
Total Liabilities	2,255,646

Commitments and Contingent Liabilities^

Net Assets	$1,372,850

Net Assets Consist of:

Paid in capital	$1,626,222
Distributable earnings (accumulated loss)	(253,372)

Net Assets	$1,372,850

Net Assets:

Institutional Class	$183,539
Administrative Class	839,767
Advisor Class	349,544

Shares Issued and Outstanding:

Institutional Class	15,530
Administrative Class	71,054
Advisor Class	29,575

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.82
Administrative Class	11.82
Advisor Class	11.82

Cost of investments in securities	$2,650,150
Cost of investments in Affiliates	$1,035
Cost of foreign currency held	$2,686
Cost or premiums of financial derivative instruments, net	$(319)

* Includes repurchase agreements of:	$653,300

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Real Return Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$45,627
Dividends from Investments in Affiliates	87
Total Income	45,714

Expenses:

Investment advisory fees	1,705
Supervisory and administrative fees	1,705
Distribution and/or servicing fees - Administrative Class	628
Distribution and/or servicing fees - Advisor Class	430
Trustee fees	45
Interest expense	5,914
Miscellaneous expense	11
Total Expenses	10,438
Waiver and/or Reimbursement by PIMCO	(16)
Net Expenses	10,422

Net Investment Income (Loss)	35,292

Net Realized Gain (Loss):

Investments in securities	(858)
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	6,238
Over the counter financial derivative instruments	(1,929)
Foreign currency	(151)

Net Realized Gain (Loss)	3,302

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(28,116)
Exchange-traded or centrally cleared financial derivative instruments	(4,106)
Over the counter financial derivative instruments	7,213
Foreign currency assets and liabilities	(389)

Net Change in Unrealized Appreciation (Depreciation)	(25,398)

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,196

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Real Return Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$35,292	$47,173
Net realized gain (loss)	3,302	(3,908)
Net change in unrealized appreciation (depreciation)	(25,398)	61,431

Net Increase (Decrease) in Net Assets Resulting from Operations	13,196	104,696

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,814)	(6,236)
Administrative Class	(21,408)	(28,739)
Advisor Class	(8,695)	(11,379)

Total Distributions(a)	(34,917)	(46,354)

Fund Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(4,750)	(39,280)

Total Increase (Decrease) in Net Assets	(26,471)	19,062

Net Assets:

Beginning of period	1,399,321	1,380,259
End of period	$1,372,850	$1,399,321

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows	PIMCO Real Return Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$13,196

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,893,413)
Proceeds from sales of long-term securities	1,873,026
(Purchases) Proceeds from sales of short-term portfolio investments, net	(659,739)
(Increase) decrease in deposits with counterparty	(2,003)
(Increase) decrease in receivable for investments sold	64,125
(Increase) decrease in interest and/or dividends receivable	(525)
(Increase) decrease in dividends receivable from Affiliates	(5)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,446
Proceeds from (Payments on) over the counter financial derivative instruments	(1,785)
(Increase) decrease in reimbursement receivable from PIMCO	(11)
Increase (decrease) in payable for investments purchased	702,002
Increase (decrease) in deposits from counterparty	6,884
Increase (decrease) in accrued investment advisory fees	(27)
Increase (decrease) in accrued supervisory and administrative fees	(27)
Increase (decrease) in accrued distribution fees	(6)
Increase (decrease) in accrued servicing fees	(10)
Proceeds from (Payments on) foreign currency transactions	(540)
Net Realized (Gain) Loss
Investments in securities	858
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	(6,238)
Over the counter financial derivative instruments	1,929
Foreign currency	151
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	28,116
Exchange-traded or centrally cleared financial derivative instruments	4,106
Over the counter financial derivative instruments	(7,213)
Foreign currency assets and liabilities	389
Net amortization (accretion) on investments	3,181

Net Cash Provided by (Used for) Operating Activities	127,865

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	82,998
Payments on shares redeemed	(126,832)
Proceeds from reverse repurchase agreements	2,996,453
Payments on reverse repurchase agreements	(2,958,444)
Proceeds from sale-buyback transactions	3,485,009
Payments on sale-buyback transactions	(3,606,588)

Net Cash Received from (Used for) Financing Activities	(127,404)

Net Increase (Decrease) in Cash and Foreign Currency	461

Cash and Foreign Currency:

Beginning of year	2,777
End of year	$3,238

* Reinvestment of distributions	$34,917

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$5,568

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Real Return Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 182.9%

CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 0.4%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$53	$51

Blue Owl Capital Corp.
6.450% due 09/15/2028		450	456

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	900	282

Emirates NBD Bank PJSC
5.125% due 06/29/2031		$1,600	1,595

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		1,500	1,500

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	800	907

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$1,100	1,105

			5,896

INDUSTRIALS 0.9%

Beignet Investor LLC
6.581% due 05/30/2049		5,200	5,308

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	800	907
6.375% due 06/15/2051		1,100	1,271

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		$5,000	4,986

			12,472

Total Corporate Bonds & Notes (Cost $18,035)			18,368

U.S. GOVERNMENT AGENCIES 18.7%

Federal Home Loan Mortgage Corp.
4.500% due 09/01/2052		475	459
5.893% due 01/01/2034 •		8	8

Federal Home Loan Mortgage Corp. REMICS
4.057% due 01/15/2047 •		553	543
4.114% due 07/15/2044 •		457	449
4.568% due 11/25/2054 •		8,944	9,017
4.578% due 02/25/2055 - 06/25/2056 •		20,344	20,448
4.778% due 11/25/2055 •		6,598	6,630

Federal Home Loan Mortgage Corp. STRIPS
4.157% due 09/15/2042 •		978	968

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.023% due 08/25/2031 •		5	5
4.944% due 10/25/2044 - 02/25/2045 •		705	664

Federal National Mortgage Association
4.500% due 11/01/2052		329	318
4.967% due 07/01/2044 - 09/01/2044 •		6	6
5.538% due 10/01/2035 •		10	10

Federal National Mortgage Association REMICS
3.787% due 12/25/2036 •		7	7
3.877% due 08/25/2034 •		2	2
4.092% due 07/25/2037 •		1	1
4.182% due 05/25/2036 •		4	4
4.578% due 11/25/2053 •		1,271	1,280
4.658% due 06/25/2055 •		5,732	5,775
4.788% due 03/25/2055 •		5,063	5,122
4.808% due 08/25/2055 •		822	827
6.039% due 05/25/2035 ~		33	33

Federal National Mortgage Association Trust
4.092% due 05/25/2042 •		13	13

Government National Mortgage Association
3.500% due 05/20/2052 - 01/20/2056		32,755	29,713

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.459% due 12/20/2053 •	$5,685	$5,701
4.509% due 10/20/2072 •	2,116	2,143
4.709% due 05/20/2073 •	557	569
4.898% due 04/20/2067 •	425	429
4.927% due 08/20/2068 •	1,435	1,442

Government National Mortgage Association, TBA
3.500% due 07/01/2056	5,000	4,491

U.S. Small Business Administration
6.020% due 08/01/2028	29	29

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056	18,700	17,467
4.500% due 07/01/2056 - 08/01/2056	89,400	85,580
5.000% due 07/01/2056 - 08/01/2056	8,100	7,959
5.500% due 07/01/2056 - 08/01/2056	30,800	30,857
6.000% due 09/01/2056	17,900	18,226

Total U.S. Government Agencies (Cost $256,650)		257,195

U.S. TREASURY OBLIGATIONS 98.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (g)	159	158

U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051	15,409	8,160
0.125% due 02/15/2052	7,176	3,719
0.250% due 02/15/2050	12,911	7,282
0.625% due 02/15/2043	9,586	6,995
0.750% due 02/15/2042 (g)	44,422	33,926
0.750% due 02/15/2045 (g)	39,222	27,875
0.875% due 02/15/2047 (g)	29,384	20,670
1.000% due 02/15/2046 (g)	26,952	19,803
1.000% due 02/15/2048	7,327	5,218
1.375% due 02/15/2044 (g)	37,484	30,625
1.500% due 02/15/2053 (g)	23,520	17,887
1.750% due 01/15/2028 (g)	56,443	56,069
2.125% due 02/15/2040	9,735	9,395
2.125% due 02/15/2041	9,958	9,515
2.125% due 02/15/2054	19,635	17,165
2.375% due 01/15/2027 (i)	512	510
2.375% due 02/15/2055	9,918	9,134
2.500% due 01/15/2029 (g)	19,194	19,443
3.375% due 04/15/2032 (k)	2,825	3,042
3.625% due 04/15/2028 (g)	47,842	49,065
3.875% due 04/15/2029 (g)	56,883	59,753
0.125% due 04/15/2027 (i)	9,669	9,481
0.125% due 01/15/2030 (g)	33,049	31,044
0.125% due 07/15/2030 (g)	28,957	27,062
0.125% due 01/15/2031	16,588	15,325
0.125% due 07/15/2031 (g)	31,700	29,112
0.125% due 01/15/2032	11,169	10,115
0.250% due 07/15/2029 (g)	30,947	29,524
0.375% due 01/15/2027 (i)	9,923	9,794
0.375% due 07/15/2027	9,881	9,716
0.500% due 01/15/2028 (g)	86,623	84,433
0.625% due 07/15/2032 (g)	93,617	86,728
0.750% due 07/15/2028 (g)	44,020	43,053
0.875% due 01/15/2029	14,991	14,588
1.125% due 10/15/2030 (g)	21,614	20,993
1.125% due 01/15/2033 (g)	27,495	26,015
1.250% due 04/15/2028 (i)(k)	4,107	4,041
1.375% due 07/15/2033 (g)	60,840	58,377
1.625% due 10/15/2027 (g)	24,950	24,834
1.625% due 10/15/2029 (g)	74,277	73,780
1.625% due 04/15/2030 (g)	32,108	31,726
1.750% due 01/15/2034 (g)	21,336	20,853
1.875% due 07/15/2034 (g)	64,616	63,704
1.875% due 07/15/2035 (g)	49,457	48,376
1.875% due 01/15/2036 (g)	22,951	22,295
2.125% due 04/15/2029	12,593	12,632
2.125% due 01/15/2035 (g)	46,312	46,217
2.375% due 10/15/2028 (g)	76,304	77,143

U.S. Treasury Notes
4.125% due 02/15/2036	480	468
4.250% due 08/15/2035	258	255

Total U.S. Treasury Obligations (Cost $1,473,233)		1,347,093

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%

Adjustable Rate Mortgage Trust
4.408% due 05/25/2036 ~		$44	$37

Alliance Bancorp Trust
4.243% due 07/25/2037 •		441	398

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~		30	30

Banc of America Funding Trust
4.727% due 01/20/2047 ~		48	42
5.608% due 02/20/2036 ~		47	45

Banc of America Mortgage Trust
4.288% due 02/25/2036 ~		48	44
4.779% due 06/25/2035 ~		7	7

Bear Stearns ALT-A Trust
3.940% due 03/25/2036 ~		152	125
4.642% due 09/25/2035 ~		435	224

Bear Stearns ARM Trust
4.073% due 07/25/2036 ~		72	63
4.329% due 02/25/2036 ~		16	15
4.590% due 03/25/2035 ~		62	58
4.974% due 01/25/2035 ~		37	36
6.420% due 10/25/2035 •		76	73

Chase Home Lending Mortgage Trust
4.962% due 02/25/2057 •		500	501

Chase Mortgage Finance Trust
5.654% due 02/25/2037 ~		6	6

ChaseFlex Trust
6.000% due 02/25/2037		279	83

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 01/25/2035 •		1	1

CHL Mortgage Pass-Through Trust
3.961% due 05/20/2036 ~		34	33
4.583% due 10/20/2035 ~		471	456
5.500% due 08/25/2035		17	12
6.000% due 04/25/2036		224	105
6.000% due 03/25/2037		775	314

Citigroup Mortgage Loan Trust, Inc.
4.445% due 09/25/2037 ~		153	147
4.449% due 03/25/2037 ~		727	629
5.500% due 08/25/2034		19	19
6.050% due 03/25/2036 •		60	60
6.190% due 05/25/2035 •		1	1

Countrywide Alternative Loan Trust
3.934% due 02/20/2047 •		163	133
4.123% due 05/25/2047 •		43	40
4.143% due 09/25/2046 •		914	908
4.323% due 12/25/2035 •		12	12
4.744% due 12/25/2035 •		21	19
6.000% due 03/25/2037		2,561	791
6.000% due 04/25/2037		195	164

CSMC Trust
4.909% due 10/26/2036 ~		72	67

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.863% due 10/25/2036 •		4	3

Eurosail-U.K. PLC
4.816% due 06/13/2045 •	GBP	192	255

First Horizon Alternative Mortgage Securities Trust
5.315% due 06/25/2034 ~		$34	34
6.000% due 02/25/2037		260	88

First Horizon Mortgage Pass-Through Trust
5.737% due 08/25/2035 ~		71	46

GreenPoint Mortgage Funding Trust
4.123% due 09/25/2046 •		142	135
4.303% due 11/25/2045 •		41	40

GreenPoint MTA Trust
4.203% due 06/25/2045 •		43	37

GSR Mortgage Loan Trust
4.807% due 07/25/2035 ~		20	19
4.837% due 09/25/2035 ~		33	31
5.147% due 12/25/2034 ~		50	47
6.449% due 01/25/2035 ~		17	16

HarborView Mortgage Loan Trust
4.134% due 09/19/2037 •		24	21
4.194% due 05/19/2035 •		20	19

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.314% due 02/19/2036 •		$64	$26
4.434% due 06/20/2035 •		27	26

Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	3,000	3,980

IndyMac INDA Mortgage Loan Trust
4.755% due 11/25/2035 ~		$12	15

IndyMac INDX Mortgage Loan Trust
4.323% due 07/25/2035 •		100	71
4.355% due 12/25/2034 ~		30	28
4.543% due 05/25/2034 •		4	4

JP Morgan Mortgage Trust
3.927% due 07/27/2037 ~		143	134
4.834% due 07/25/2035 ~		49	47
5.088% due 08/25/2035 ~		33	27
5.114% due 02/25/2035 ~		20	20
5.172% due 09/25/2035 ~		7	7
5.923% due 08/25/2035 ~		31	30
6.186% due 07/25/2035 ~		6	6

MASTR Adjustable Rate Mortgages Trust
5.370% due 11/21/2034 ~		23	23

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •		9	9

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.180% due 12/15/2030 •		8	8

Merrill Lynch Mortgage Investors Trust
4.263% due 11/25/2035 •		14	13

Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~		49	47

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,797	1,737

PMT Loan Trust
5.428% due 06/25/2057 •		6,726	6,739

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	21,500	14,837

RALI Trust
4.063% due 08/25/2035 •		$31	21
4.655% due 10/25/2037 ~		551	436

Residential Asset Securitization Trust
4.163% due 05/25/2035 •		385	224
6.500% due 09/25/2036		204	56

RFMSI Trust
6.000% due 06/25/2037		105	86

Sequoia Mortgage Trust
4.154% due 07/20/2036 •		95	81
4.454% due 10/19/2026 •		4	4

Structured Adjustable Rate Mortgage Loan Trust
4.343% due 08/25/2035 ~		27	23
5.144% due 01/25/2035 •		35	33
5.923% due 02/25/2034 ~		15	15

Structured Asset Mortgage Investments II Trust
4.143% due 06/25/2036 •		7	7
4.183% due 04/25/2036 •		39	36
4.254% due 07/19/2035 •		98	94
4.414% due 10/19/2034 •		10	9

Thornburg Mortgage Securities Trust
4.383% due 06/25/2044 •		940	911

Wachovia Mortgage Loan Trust LLC
1.492% due 01/25/2037 •		987	331

WaMu Mortgage Pass-Through Certificates Trust
3.748% due 12/25/2046 •		23	21
4.474% due 01/25/2047 •		154	140
4.514% due 05/25/2047 •		114	99
4.679% due 12/25/2035 ~		19	18
4.744% due 02/25/2046 •		38	36
4.792% due 07/25/2046 •		213	197
4.944% due 11/25/2042 •		3	3
5.244% due 11/25/2046 •		36	32

Total Non-Agency Mortgage-Backed Securities (Cost $39,580)			37,236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 5.7%

CMBS OTHER 0.1%

Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •	$1,147	$1,150

MF1 LLC
5.789% due 06/19/2037 •	888	888

		2,038

HOME EQUITY OTHER 1.0%

ACE Securities Corp. Home Equity Loan Trust
4.163% due 03/25/2037 •	310	126

Argent Mortgage Loan Trust
4.243% due 05/25/2035 •	320	297

Argent Securities Trust
4.083% due 05/25/2036 •	106	25

C-BASS Trust
3.883% due 11/25/2036 •	44	20

CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	1,926	1,946

Citigroup Mortgage Loan Trust, Inc.
3.923% due 01/25/2037 •	68	51

Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •	315	313

Countrywide Asset-Backed Certificates Trust
3.953% due 11/25/2037 •	1,735	1,651
4.503% due 08/25/2047 •	74	72

Credit-Based Asset Servicing & Securitization LLC
3.501% due 06/25/2035 •	269	261
3.919% due 07/25/2037 •	526	352

Ellington Loan Acquisition Trust
4.863% due 05/25/2037 •	142	139

Fremont Home Loan Trust
4.033% due 10/25/2036 •	474	430

GSAA Trust
6.720% due 03/25/2046 þ	196	100

GSAMP Trust
3.903% due 12/25/2036 •	55	27
4.498% due 09/25/2035 •	17	17
4.738% due 03/25/2035 •	29	28

Home Equity Asset Trust
4.438% due 02/25/2036 •	710	697

HSI Asset Securitization Corp. Trust
3.863% due 10/25/2036 •	4	1

JP Morgan Mortgage Acquisition Trust
4.183% due 10/25/2036 •	3	3

Long Beach Mortgage Loan Trust
4.003% due 08/25/2036 •	853	340

MASTR Asset-Backed Securities Trust
4.513% due 10/25/2035 •	38	39

Merrill Lynch Mortgage Investors Trust
3.923% due 09/25/2037 •	12	2
4.003% due 02/25/2037 •	230	63

Morgan Stanley ABS Capital I, Inc. Trust
3.983% due 10/25/2036 •	1,446	626

Morgan Stanley IXIS Real Estate Capital Trust
3.813% due 11/25/2036 •	8	3

New Century Home Equity Loan Trust
4.083% due 08/25/2036 •	578	570
4.528% due 02/25/2035 •	56	56

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.498% due 09/25/2035 •	102	101
4.813% due 10/25/2034 •	601	597

Renaissance Home Equity Loan Trust
4.523% due 12/25/2032 •	38	36

Residential Asset Securities Corporation Trust
4.043% due 09/25/2036 •	365	363
4.223% due 06/25/2036 •	1,270	1,253

Saxon Asset Securities Trust
4.073% due 09/25/2037 •	225	219

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
3.883% due 12/25/2036 •		$246	$50
4.063% due 07/25/2036 •		169	64
4.083% due 07/25/2036 •		2,463	782

Soundview Home Loan Trust
3.883% due 11/25/2036 •		36	9
3.943% due 07/25/2037 •		541	490
3.963% due 06/25/2037 •		1,147	817

			13,036

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		786	753

WHOLE LOAN COLLATERAL 0.2%

First Franklin Mortgage Loan Trust
4.468% due 11/25/2036 •		1,288	1,257

IndyMac INDB Mortgage Loan Trust
3.903% due 07/25/2036 •		502	152

Lehman XS Trust
4.083% due 05/25/2036 •		510	462
4.421% due 06/25/2036 þ		290	283
6.063% due 12/25/2037 •		1,121	1,162

			3,316

OTHER ABS 4.3%

AlbaCore Euro CLO IV DAC
3.194% due 07/15/2035 •	EUR	980	1,122

Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •		$700	701

ARES European CLO X DAC
2.984% due 10/15/2031 •	EUR	24	28

ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		$700	701

Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •		4,500	4,503

Bain Capital Credit CLO Ltd.
4.702% due 10/21/2034 •		3,200	3,202

Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •	EUR	2,000	2,288

BCRED PC Static LLC
4.974% due 04/27/2036 •		$3,400	3,400

Black Diamond CLO DAC
3.263% due 05/15/2032 •	EUR	31	35

Boyce Park CLO Ltd.
4.672% due 04/21/2035 •		$4,500	4,503

Carlyle Euro CLO DAC
3.493% due 08/15/2038 •	EUR	3,800	4,351

Contego CLO III BV
3.454% due 04/15/2038 •		1,600	1,830

CVC Cordatus Loan Fund XXI DAC
3.377% due 09/22/2034 •		1,292	1,478

CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •		1,222	1,396

Dryden 44 Euro CLO DAC
3.084% due 04/15/2034 •		1,879	2,149

Dryden 52 Euro CLO DAC
3.143% due 05/15/2034 •		83	95

Dryden 64 CLO Ltd.
4.907% due 04/18/2031 •		$112	112

Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •		135	136

Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •		134	134

Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •		3,300	3,304

Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •		500	501

Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •		4,200	4,205

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •		$1,100	$1,101

OZLM XXIV Ltd.
5.097% due 07/20/2032 •		50	50

Palmer Square European Loan Funding DAC
3.253% due 05/15/2033 •	EUR	233	266

Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •		1,600	1,830

SLM Student Loan Trust
4.480% due 10/25/2064 •		$1,097	1,100

Sound Point CLO IX Ltd.
5.147% due 07/20/2032 •		499	499

Sounds Point CLO IV-R Ltd.
5.087% due 04/18/2031 •		74	75

St. Paul’s CLO II DAC
3.145% due 10/25/2035 •	EUR	800	915

St. Paul’s CLO IV DAC
2.995% due 04/25/2030 •		404	461

St. Paul’s CLO X DAC
2.994% due 04/22/2035 •		692	791

TCW CLO AMR Ltd.
4.948% due 08/16/2034 •		$4,700	4,706

Tikehau CLO IX DAC
3.458% due 01/20/2037 •	EUR	6,200	7,096

			59,064

Total Asset-Backed Securities (Cost $79,246)			78,207

SOVEREIGN ISSUES 8.7%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		$2,000	1,993
4.875% due 04/30/2029		700	705
5.000% due 04/30/2034		700	712

Brazil Government International Bonds
4.000% due 04/23/2030	EUR	800	917

Canada Government Real Return Bonds
4.250% due 12/01/2026	CAD	7,192	5,152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	200	$244

French Republic Government Bonds OAT
0.100% due 07/25/2031		2,639	2,878
0.100% due 07/25/2036		6,864	6,754

Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033		12,853	13,474
0.400% due 05/15/2030		3,696	4,118
1.800% due 05/15/2036		12,038	13,809

Japan Government CPI-Linked Bonds
0.005% due 03/10/2035	JPY	1,179,038	6,853
0.100% due 03/10/2028		1,632,098	10,078
0.100% due 03/10/2029		2,218,881	13,640

Japan Government Thirty Year Bonds
3.400% due 12/20/2055		1,140,000	6,399

Kuwait International Government Bonds
4.804% due 04/20/2033		$2,000	1,997

Mexico Government International Bonds
5.850% due 07/02/2032		400	404
6.625% due 01/29/2038		300	308

U.K. Gilts
4.000% due 10/22/2031	GBP	21,600	28,194

Total Sovereign Issues (Cost $128,625)			118,629

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 (e)		1,220,000	1,232

Total Preferred Securities (Cost $1,220)			1,232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 47.6%

REPURCHASE AGREEMENTS (f) 47.6%
		$653,300

U.S. TREASURY BILLS 0.0%
3.702% due 08/25/2026 (b)(c)(k)	$263	261

Total Short-Term Instruments (Cost $653,561)		653,561

Total Investments in Securities (Cost $2,650,150)		2,511,521

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	106,221	1,035

Total Short-Term Instruments (Cost $1,035)		1,035

Total Investments in Affiliates (Cost $1,035)		1,035

Total Investments 183.0% (Cost $2,651,185)		$2,512,556

Financial Derivative Instruments (h)(j) 0.4% (Cost or Premiums, net $(319))		5,810

Other Assets and Liabilities, net (83.4)%		(1,145,516)

Net Assets 100.0%		$1,372,850

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.670%	07/01/2026	07/02/2026	$653,300	U.S. Treasury Notes 4.000% - 4.250% due 12/15/2027 -02/15/2028	$(666,402)	$653,300	$653,300

Total Repurchase Agreements						$(666,402)	$653,300	$653,300

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	3.710%	06/10/2026	07/01/2026	$(10,981)	$(11,005)
	3.710	06/11/2026	07/02/2026	(3,971)	(3,979)
	3.750	06/30/2026	07/07/2026	(14,846)	(14,848)
	3.760	06/30/2026	07/01/2026	(8,176)	(8,177)

Total Reverse Repurchase Agreements					$(38,009)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	3.750%	07/01/2026	07/02/2026	$(873,822)	$(873,822)
BPS	3.720	06/05/2026	07/06/2026	(68,659)	(68,843)
	3.740	06/22/2026	07/06/2026	(220,886)	(221,093)

Total Sale-Buyback Transactions					$(1,163,758)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$653,300	$0	$0	$653,300	$(666,402)	$(13,102)
DEU	0	(38,009)	0	(38,009)	37,679	(330)

Master Securities Forward Transaction Agreement
BCY	0	0	(873,822)	(873,822)	866,809	(7,013)
BPS	0	0	(289,936)	(289,936)	287,037	(2,899)

Total Borrowings and Other Financing Transactions	$653,300	$(38,009)	$(1,163,758)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(19,182)	$(18,827)	$0	$0	$(38,009)

Total	$(19,182)	$(18,827)	$0	$0	$(38,009)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,163,758)	0	0	(1,163,758)

Total	$0	$(1,163,758)	$0	$0	$(1,163,758)

Total Borrowings	$(19,182)	$(1,182,585)	$0	$0	$(1,201,767)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(1,201,767)

(g)	Securities with an aggregate market value of $1,192,544 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(298,922) at a weighted average interest rate of 3.755%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(241) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
California Carbon Allowance Vintage Futures	12/2026	220	$7,251	$81	$0	$(33)
Carbon Emissions Futures	12/2026	4	366	10	6	(7)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	186	20,440	141	0	(55)
CBOT Soybean Futures	11/2026	14	801	(27)	3	0
CBOT Soybean Meal Futures	12/2026	68	2,061	(113)	2	0
CBOT Soybean Oil Futures	01/2027	1	39	(3)	0	(1)
CME Live Cattle Futures	10/2026	14	1,325	7	0	(3)
COMEX Copper Futures	09/2026	2	313	(8)	5	0
COMEX Silver Futures	09/2026	2	599	(131)	13	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	1	121	0	0	0
Eurex 30 Year Euro BUXL Futures	09/2026	39	4,956	101	0	(12)
Euro-BTP Italian Bond Futures	09/2026	243	33,138	289	0	(17)
Euronext Milling Wheat Futures	09/2026	9	104	(5)	0	0
ICE Brent Crude Oil Futures	01/2027	6	431	(38)	0	(2)
ICE Gas Oil Futures	12/2026	3	241	(11)	2	0
KCBT Hard Red Winter Wheat Futures	12/2026	6	192	(13)	3	0
LME Primary Aluminum Futures	09/2026	7	540	(78)	0	(79)
LME Zinc Futures	09/2026	12	1,071	20	20	0
NYBOT CSC C Coffee Futures	12/2026	2	212	21	14	0
NYBOT CSC Cocoa Futures	09/2026	5	254	46	6	0
NYMEX Light Sweet Crude Oil Futures	11/2026	3	205	(34)	0	(2)
NYMEX NY Harbor ULSD Futures	11/2026	2	249	(18)	3	0
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	7	661	(71)	0	(4)
SFE 10 Year Australian Bond Futures	09/2026	238	18,096	262	35	(41)
Three-Month SOFR Futures	03/2027	550	131,945	(28)	0	(41)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	825	92,787	1,120	0	(322)
Ultra U.S. Treasury Bond Futures	09/2026	506	58,775	1,198	0	(380)
White Sugar Futures	09/2026	4	93	3	0	0

				$2,721	$112	$(999)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	1,177	$(242,618)	$170	$138	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	637	(68,189)	(250)	119	0
CBOT Corn Futures	09/2026	107	(2,230)	275	0	(35)
CBOT Corn Futures	12/2026	10	(218)	4	0	(3)
CBOT Soybean Futures	01/2027	12	(695)	(1)	0	(3)
CBOT Soybean Meal Futures	01/2027	2	(61)	0	0	0
CBOT Soybean Oil Futures	12/2026	5	(196)	15	4	0
CBOT U.S. Long Bond Futures	09/2026	1,125	(127,688)	(3,325)	738	0
CBOT Wheat Futures	09/2026	28	(825)	92	0	(13)
CBOT Wheat Futures	12/2026	16	(484)	28	0	(6)
CME Lean Hogs Futures	10/2026	23	(754)	(1)	0	(4)
Cocoa Futures	09/2026	1	(51)	(6)	1	(1)
Eurex 10 Year Euro BUND Futures	09/2026	15	(2,182)	(15)	2	0
Eurex 5 Year Euro BOBL Futures	09/2026	87	(11,469)	(51)	8	0
French Government Bond Futures	09/2026	458	(62,787)	(239)	110	0
ICE Natural Gas Futures	08/2026	5	(210)	(9)	0	(12)
KCBT Hard Red Winter Wheat Futures	09/2026	13	(406)	44	0	(7)
LME Lead Futures	09/2026	23	(1,074)	68	68	0
LME Nickel Futures	09/2026	10	(975)	70	70	0
NYBOT CSC C Coffee Futures	09/2026	3	(334)	(44)	0	(21)
NYBOT CSC Cocoa Futures	12/2026	5	(259)	(73)	0	(6)
NYBOT CSC Number 11 World Sugar Futures	02/2027	54	(953)	17	0	(2)
NYBOT CTN Number 2 Cotton Futures	12/2026	16	(614)	9	0	(3)
NYMEX Henry Hub Natural Gas Futures	08/2026	39	(1,246)	(30)	0	(26)
NYMEX Palladium Futures	09/2026	2	(242)	36	2	0
NYMEX Platinum Futures	10/2026	2	(157)	14	2	0
Robusta Coffee Futures 10-Tonne	09/2026	1	(37)	(1)	0	(1)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	25	(247)	4	0	(1)
TSE Japanese 10 Year Bond Futures	09/2026	36	(28,289)	(76)	102	0
TTF Natural Gas Base Load Monthly Futures	08/2026	5	(180)	(6)	0	(11)

				$(3,281)	$1,364	$(155)

Total Futures Contracts				$(560)	$1,476	$(1,154)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	27,900	$(588)	$240	$(348)	$0	$(18)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		13,440	(283)	(155)	(438)	0	(18)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	37	(4)	33	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		118,480	16	(1)	15	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,600,000	200	0	200	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,061,000	434	70	504	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	$	53,300	(704)	(1,767)	(2,471)	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		6,020	(76)	(197)	(273)	0	(7)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		42,340	191	753	944	89	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.997	Annual	11/30/2030		26,800	0	82	82	0	(62)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		16,600	(4)	(49)	(53)	38	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	11/30/2030		30,400	0	120	120	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		60,297	(40)	564	524	191	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		9,600	427	40	467	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,730	4	32	36	8	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		48,400	(182)	233	51	242	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		6,810	428	2,026	2,454	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		200	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		4,700	66	86	152	50	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		500	0	16	16	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		4,367	33	61	94	47	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		5,300	329	1,621	1,950	44	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	4,513	4,975	208	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,300	221	763	984	84	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	71,340	(1,308)	22	(1,286)	0	(94)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	2,953	3,287	7	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	4	3,399	3,403	7	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	5,400	6,016	12	0
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		8,240	362	(344)	18	8	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		20,560	326	46	372	27	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027		4,900	8	46	54	4	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	66	67	2	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	32	32	1	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		21,300	0	382	382	19	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		13,430	(100)	(2,989)	(3,089)	0	(27)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		8,700	(4)	43	39	14	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		5,700	(16)	55	39	11	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	(1)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	17	18	0	(1)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	67	33	0	(1)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	4	4	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	(8)	(8)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	173	173	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPTFEMU	2.700%	Maturity	04/15/2053	EUR	1,800	$12	$225	$237	$0	$(2)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		800	5	118	123	0	(1)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		900	0	114	114	0	(1)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		1,400	13	189	202	0	(2)
Pay	CPURNSA	3.435	Maturity	08/01/2026	$	14,100	0	(112)	(112)	3	0
Pay	CPURNSA	3.434	Maturity	08/27/2026		14,200	0	(59)	(59)	27	0
Pay	CPURNSA	0.000	Maturity	07/02/2027		14,000	0	(1)	(1)	0	(1)
Receive	CPURNSA	1.798	Maturity	08/25/2027		7,000	0	1,298	1,298	0	(4)
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	1,266	1,266	0	(4)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(429)	(431)	13	0
Receive	CPURNSA	2.579	Maturity	08/26/2028		800	0	71	71	0	(3)
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	153	153	0	(7)
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,636)	(2,636)	15	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(1,075)	(1,075)	1	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	(3,210)	(3,210)	0	(3)
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(2,286)	(2,297)	0	(2)
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	1	2,920	2,921	13	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	8,900	4	(8)	(4)	16	0
Pay	UKRPI	3.500	Maturity	08/15/2034		6,300	36	126	162	0	(21)
Pay	UKRPI	3.466	Maturity	09/15/2034		2,700	0	52	52	0	(12)

Total Swap Agreements							$1,219	$15,133	$16,352	$1,312	$(426)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,485	$1,312	$2,797	$0	$(1,274)	$(426)	$(1,700)

(i)

Securities with an aggregate market value of $13,094 and cash of $7,987 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $9 and liability of $(120) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	950		$679	$22	$0
	07/2026	CNH	1,084		160	1	0
	07/2026	NZD	6,902		4,076	156	0
	07/2026		$165	CAD	234	0	0
	07/2026		3,537	NZD	6,261	19	0
	08/2026	CAD	234		$165	0	0
	08/2026	NZD	6,261		3,541	0	(19)

BOA	07/2026	BRL	104		20	0	0
	07/2026	INR	1,530		16	0	0
	07/2026	JPY	65,726		413	9	0
	07/2026	KRW	63,493		42	1	0
	07/2026	NOK	2,720		275	0	0
	07/2026	SGD	12		9	0	0
	07/2026		$1,068	AUD	1,491	0	(36)
	07/2026		20	BRL	104	0	0
	07/2026		892	CNH	6,032	0	(4)
	07/2026		1,026	JPY	163,200	0	(22)
	07/2026		979	NOK	9,100	0	(60)
	07/2026		96	PLN	363	0	0
	08/2026	ILS	1,851		$622	0	0
	08/2026		$158	INR	14,974	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2026	MXN	1,975		$111	$0	$(1)
	09/2026		$80	INR	7,613	0	0

BPS	07/2026	BRL	2,769		$535	1	(3)
	07/2026	CHF	754		959	25	0
	07/2026	CNH	5,759		851	3	0
	07/2026	GBP	553		744	11	0
	07/2026	IDR	101,438,381		5,660	3	(6)
	07/2026	ILS	3,050		1,035	10	0
	07/2026	INR	188,251		1,960	0	(29)
	07/2026	JPY	222,326		1,398	31	0
	07/2026	KRW	450,824		296	4	0
	07/2026	THB	26,567		810	11	(1)
	07/2026		$538	BRL	2,769	1	(3)
	07/2026		2,170	IDR	38,845,189	2	0
	07/2026		5,591	INR	530,304	14	(9)
	07/2026		1,338	KRW	2,052,954	0	(11)
	07/2026		253	TWD	7,989	0	(2)
	07/2026		238	ZAR	3,906	0	0
	08/2026	IDR	12,217,139		$680	0	0
	08/2026	ILS	351		118	0	0
	08/2026		$440	BRL	2,298	2	0
	08/2026		1,325	INR	125,775	1	0
	09/2026	IDR	12,022,561		$662	0	(5)
	09/2026	THB	23,919		737	13	0
	09/2026		$3,638	IDR	64,471,074	6	(66)
	09/2026		426	INR	40,500	0	(1)
	09/2026		150	THB	4,903	0	(1)
	12/2026		439	IDR	7,985,426	2	0

BRC	07/2026	ILS	3,735		$1,262	6	0
	07/2026	NZD	10,025		5,929	235	0
	07/2026	TRY	112		2	0	0
	07/2026		$3,851	TRY	184,014	41	0
	07/2026		1,188	ZAR	19,289	0	(12)

BSH	07/2026	JPY	1,178,145		$7,410	164	0
	07/2026		$5,122	NZD	9,066	27	0
	08/2026	NZD	9,066		$5,128	0	(27)

CBK	07/2026	IDR	3,021,992		169	0	0
	07/2026	ILS	3,401		1,171	27	0
	07/2026	INR	127,632		1,353	4	0
	07/2026	NOK	3,245		350	22	0
	07/2026		$1,040	GBP	775	0	(12)
	07/2026		1,086	IDR	19,488,019	3	0
	07/2026		1,317	INR	127,632	31	0
	07/2026		148	KRW	224,027	0	(3)
	07/2026		546	PLN	1,995	0	(16)
	07/2026		181	SEK	1,675	0	(9)
	07/2026		90	TWD	2,862	0	(1)
	08/2026	ILS	4,254		$1,466	35	0
	08/2026		$287	ILS	852	0	0
	08/2026		246	INR	23,369	0	0
	09/2026	IDR	44,689,376		$2,475	0	(5)
	09/2026	INR	12,555		131	0	(1)
	09/2026	THB	28,561		862	0	(3)
	09/2026		$1,387	COP	5,369,795	156	0
	09/2026		722	IDR	12,871,832	0	(7)
	09/2026		397	MXN	7,105	7	0
	12/2026		1,389	IDR	25,256,989	3	0

DUB	07/2026	IDR	2,608,760		$146	0	0
	07/2026	INR	48,299		511	1	0
	07/2026		$341	INR	32,923	6	0
	07/2026		82	NOK	759	0	(5)
	07/2026		545	PLN	2,024	0	(7)
	07/2026		554	ZAR	8,969	0	(7)
	09/2026	IDR	33,832,231		$1,878	0	0
	09/2026		$561	IDR	10,189,579	4	0
	09/2026		511	INR	48,627	0	(1)
	12/2026		459	IDR	8,321,000	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FAR	07/2026	CNH	5,729		$847	$3	$0
	07/2026	GBP	18,769		25,239	343	0
	07/2026	INR	48,185		511	2	0
	07/2026	JPY	27,327		172	4	0
	07/2026	SEK	997		103	0	0
	07/2026	SGD	21,057		16,505	229	0
	07/2026		$2,384	CNH	16,219	4	0
	07/2026		505	INR	48,185	4	0
	07/2026		32,671	JPY	5,286,097	0	(160)
	07/2026		2,889	PLN	10,597	0	(72)
	07/2026		774	ZAR	12,778	5	0
	08/2026	CNH	16,183		$2,384	0	(4)
	08/2026	ILS	1,402		490	18	0
	08/2026	JPY	5,272,265		32,671	161	0
	08/2026		$103	SEK	995	0	0
	09/2026		247	INR	23,642	2	0
	09/2026		322	MXN	5,692	1	0

GLM	07/2026	BRL	98,028		$19,039	50	(1)
	07/2026	IDR	18,736,958		1,047	0	(1)
	07/2026	KRW	414,678		269	1	0
	07/2026		$18,170	BRL	98,028	840	(21)
	07/2026		15,847	CAD	22,551	53	0
	07/2026		1,045	IDR	18,736,958	3	0
	07/2026		269	KRW	414,619	0	(1)
	08/2026	CAD	22,519		$15,847	0	(53)
	08/2026		$338	INR	32,427	3	0
	09/2026	IDR	18,846,683		$1,045	0	(1)
	09/2026	MXN	14,213		810	2	0
	09/2026	THB	68,157		2,112	47	0
	09/2026		$2,381	IDR	42,789,160	6	(12)
	09/2026		1,373	INR	132,016	14	0
	09/2026		425	MXN	7,413	0	(4)
	10/2026		18,871	BRL	99,294	0	(52)

JPM	07/2026	AUD	4,110		$2,930	84	0
	07/2026	ILS	9,570		3,205	0	(11)
	07/2026	INR	8,667		92	0	0
	07/2026	KRW	128,139		83	0	0
	07/2026	NOK	4,271		432	0	0
	07/2026	NZD	179		106	4	0
	07/2026		$159	IDR	2,853,077	1	0
	07/2026		833	ILS	2,343	0	(46)
	07/2026		92	INR	8,667	0	0
	07/2026		125	KRW	191,209	0	(1)
	07/2026		3,506	PLN	12,782	0	(108)
	07/2026		585	THB	19,563	4	0
	08/2026	ILS	6,609		$2,265	42	0
	08/2026		$525	INR	49,833	1	0
	08/2026		431	NOK	4,273	0	0
	09/2026	IDR	2,868,931		$159	0	(1)
	09/2026	INR	13,260		139	0	0
	09/2026	MXN	5,160		293	0	(1)
	09/2026	THB	54,828		1,679	24	(6)
	09/2026		$748	INR	71,284	0	0
	09/2026		14,974	MXN	260,259	0	(185)
	12/2026	MXN	940		$54	1	0
	12/2026		$878	MXN	15,500	0	(4)

MBC	07/2026	AUD	17		$12	0	0
	07/2026	CHF	7,648		9,713	253	(5)
	07/2026	EUR	1,037		1,205	21	0
	07/2026	IDR	257,864		14	0	0
	07/2026	INR	48,490		513	1	0
	07/2026	JPY	1,097,792		6,909	157	0
	07/2026	KRW	1,092,864		721	14	0
	07/2026	NOK	1,377		139	0	(1)
	07/2026	SEK	609		63	0	0
	07/2026		$1,366	AUD	1,980	5	0
	07/2026		750	EUR	648	0	(9)
	07/2026		14	IDR	257,864	0	0
	07/2026		792	INR	76,311	14	0
	07/2026		194	NOK	1,803	0	(12)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	AUD	263		$181	$0	$(1)
	08/2026		$186	INR	17,650	0	0
	08/2026		139	NOK	1,378	1	0
	08/2026		63	SEK	608	0	0
	09/2026	THB	16,685		$500	0	(6)
	09/2026		$2,161	INR	206,709	11	(2)

NGF	07/2026	IDR	17,343,304		$969	0	(1)
	07/2026		$973	IDR	17,343,304	0	(3)
	07/2026		801	INR	77,020	13	0
	09/2026	IDR	17,440,569		$973	5	0
	09/2026		$442	IDR	7,858,532	0	(5)

SCX	07/2026	INR	38,027		$401	0	0
	07/2026		$369	IDR	6,617,542	1	0
	07/2026		1,054	INR	100,993	13	0
	07/2026		1,006	NZD	1,779	5	0
	08/2026		841	INR	80,543	7	0
	09/2026	IDR	19,986,405		$1,107	0	(2)
	09/2026	THB	29,550		911	17	(1)
	09/2026		$1,277	IDR	22,942,750	3	(6)
	09/2026		401	INR	38,282	0	0

SOG	07/2026	CNH	9,678		$1,431	6	0
	07/2026	EUR	66,241		77,273	1,586	0
	07/2026	JPY	2,858,634		17,994	413	0
	07/2026	SGD	31		24	0	0
	07/2026		$1,108	AUD	1,606	4	0
	07/2026		10,706	CHF	8,661	14	0
	07/2026		75,791	EUR	66,630	340	0
	07/2026		16,293	SGD	21,099	16	0
	08/2026	AUD	1,606		$1,108	0	(4)
	08/2026	CAD	189		133	0	0
	08/2026	CHF	8,630		10,706	0	(14)
	08/2026	EUR	66,630		75,894	0	(339)
	08/2026	SGD	21,052		16,293	0	(17)
	08/2026		$24	SGD	31	0	0

SSB	07/2026	CAD	23,181		$16,811	466	0
	07/2026	CHF	259		329	9	0
	07/2026		$146	CAD	206	0	0
	07/2026		24,516	GBP	18,547	85	0
	08/2026	CAD	206		$146	0	0
	08/2026	GBP	18,547		24,515	0	(85)
	08/2026		$1,422	COP	5,424,528	148	0

UAG	07/2026		555	PLN	2,029	0	(16)
	09/2026	MXN	2,086		$119	0	0
	09/2026	THB	3,167		97	1	0
	12/2026	COP	10,946,725		2,805	0	(275)

Total Forward Foreign Currency Contracts						$6,705	$(1,944)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) -3.000%] or 0	06/22/2035	8,600	$(391)	$(180)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	4,900	$(43)	$(8)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	4,900	(44)	(39)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	19,600	(178)	(23)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	19,600	(178)	(186)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	30,500	(280)	(60)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	30,500	(280)	(213)

SOG	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.000	08/27/2026	12,500	(72)	(58)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Pay	4.500	08/27/2026	12,500	(72)	(19)

							$(1,147)	$(606)

Total Written Options							$(1,538)	$(786)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	0	3.780% (SOFR plus a specified spread)	Maturity	07/22/2026	$165,000	$0	$738	$767	$(29)

Total Swap Agreements								$0	$738	$767	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$198	$0	$0	$198	$(19)	$0	$0	$(19)	$179	$0	$179
BOA	10	0	0	10	(123)	0	0	(123)	(113)	0	(113)
BPS	140	0	0	140	(137)	0	0	(137)	3	0	3
BRC	282	0	0	282	(12)	(47)	0	(59)	223	(260)	(37)
BSH	191	0	0	191	(27)	0	0	(27)	164	0	164
BSS	0	0	0	0	0	0	0	0	0	(30)	(30)
CBK	288	0	0	288	(57)	0	0	(57)	231	(280)	(49)
DUB	11	0	0	11	(20)	0	0	(20)	(9)	0	(9)
FAR	776	0	0	776	(236)	0	0	(236)	540	(590)	(50)
GLM	1,019	0	0	1,019	(146)	(662)	0	(808)	211	(1,760)	(1,549)
JPM	161	0	0	161	(363)	0	0	(363)	(202)	287	85
MBC	477	0	0	477	(36)	0	0	(36)	441	(310)	131
MYC	0	0	767	767	0	0	(29)	(29)	738	(1,070)	(332)
NGF	18	0	0	18	(9)	0	0	(9)	9	0	9
SCX	46	0	0	46	(9)	0	0	(9)	37	0	37
SOG	2,379	0	0	2,379	(374)	(77)	0	(451)	1,928	(2,070)	(142)
SSB	708	0	0	708	(85)	0	0	(85)	623	(550)	73
UAG	1	0	0	1	(291)	0	0	(291)	(290)	262	(28)

Total Over the Counter	$6,705	$0	$767	$7,472	$(1,944)	$(786)	$(29)	$(2,759)

(k)

Securities with an aggregate market value of $548 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$233	$0	$0	$0	$1,252	$1,485
Swap Agreements	0	0	0	0	1,312	1,312

	$233	$0	$0	$0	$2,564	$2,797

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,705	$0	$6,705
Swap Agreements	0	0	0	0	767	767

	$0	$0	$0	$6,705	$767	$7,472

	$233	$0	$0	$6,705	$3,331	$10,269

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,274	$1,274
Swap Agreements	0	0	0	0	426	426

	$0	$0	$0	$0	$1,700	$1,700

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,944	$0	$1,944
Written Options	0	0	0	0	786	786
Swap Agreements	0	0	0	0	29	29

	$0	$0	$0	$1,944	$815	$2,759

	$0	$0	$0	$1,944	$2,515	$4,459

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(286)	$0	$0	$0	$1,669	$1,383
Swap Agreements	0	0	0	0	4,855	4,855

	$(286)	$0	$0	$0	$6,524	$6,238

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$902	$0	$902
Written Options	0	6	0	0	0	6
Swap Agreements	0	0	0	0	(2,837)	(2,837)

	$0	$6	$0	$902	$(2,837)	$(1,929)

	$(286)	$6	$0	$902	$3,687	$4,309

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(373)	$0	$0	$0	$100	$(273)
Swap Agreements	0	0	0	0	(3,833)	(3,833)

	$(373)	$0	$0	$0	$(3,733)	$(4,106)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,455	$0	$5,455
Written Options	0	0	0	0	78	78
Swap Agreements	0	0	0	0	1,680	1,680

	$0	$0	$0	$5,455	$1,758	$7,213

	$(373)	$0	$0	$5,455	$(1,975)	$3,107

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)	June 30, 2026	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,896	$0	$5,896
Industrials	0	12,472	0	12,472
U.S. Government Agencies	0	257,195	0	257,195
U.S. Treasury Obligations	0	1,347,093	0	1,347,093
Non-Agency Mortgage-Backed Securities	0	22,399	14,837	37,236
Asset-Backed Securities
CMBS Other	0	2,038	0	2,038
Home Equity Other	0	13,036	0	13,036
Manufacturing House ABS Other	0	753	0	753
Whole Loan Collateral	0	3,316	0	3,316
Other ABS	0	59,064	0	59,064
Sovereign Issues	0	118,629	0	118,629
Preferred Securities
Banking & Finance	0	1,232	0	1,232
Short-Term Instruments
Repurchase Agreements	0	653,300	0	653,300
U.S. Treasury Bills	0	261	0	261

	$0	$2,496,684	$14,837	$2,511,521

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,035	$0	$0	$1,035

Total Investments	$1,035	$2,496,684	$14,837	$2,512,556

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$481	$2,307	$0	$2,788
Over the counter	0	7,472	0	7,472

	$481	$9,779	$0	$10,260

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(356)	(1,224)	0	(1,580)
Over the counter	0	(2,759)	0	(2,759)

	$(356)	$(3,983)	$0	$(4,339)

Total Financial Derivative Instruments	$125	$5,796	$0	$5,921

Totals	$1,160	$2,502,480	$14,837	$2,518,477

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$14,348	$0	$0	$0	$0	$489	$0	$0	$14,837	$489

Totals	$14,348	$0	$0	$0	$0	$489	$0	$0	$14,837	$489

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$14,837	Discounted Cash Flow	Discount Rate	5.814	—

Total	$14,837

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2026	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Real Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Notes to Financial Statements	(Cont.)

situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in

Net Assets and have been recorded to paid in capital on the Statement

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to

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Notes to Financial Statements	(Cont.)

investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an

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indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing

Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$345	$351,288	$(350,600)	$2	$0	$1,035	$87	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the

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Notes to Financial Statements	(Cont.)

Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors

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receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-

upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each

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Notes to Financial Statements	(Cont.)

portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities.

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Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times,

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Notes to Financial Statements	(Cont.)

have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to

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reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory

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Notes to Financial Statements	(Cont.)

taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the actual or anticipated effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health

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emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of

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Notes to Financial Statements	(Cont.)

transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	41

Notes to Financial Statements	(Cont.)

of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $16,052.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$11	$11

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,740,013	$1,808,210	$113,025	$35,301

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	862	$10,363	2,345	$27,954

Administrative Class	5,036	60,490	12,552	149,409

Advisor Class	1,252	15,045	2,795	33,229

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount
Issued as reinvestment of distributions

Institutional Class	403	$4,814	521	$6,236

Administrative Class	1,792	21,408	2,400	28,739

Advisor Class	728	8,695	950	11,377
Cost of shares redeemed

Institutional Class	(1,235)	(14,866)	(2,406)	(28,561)

Administrative Class	(7,620)	(91,678)	(17,533)	(208,539)

Advisor Class	(1,581)	(19,021)	(4,973)	(59,124)

Net increase (decrease) resulting from Portfolio share transactions	(363)	$(4,750)	(3,349)	$(39,280)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 24% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$41,053	$94,121

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$2,650,866	$46,827	$(164,632)	$(117,805)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	43

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	BSS	Banco Santander S.A.	MBC	HSBC Bank Plc

BCY	Barclays Capital, Inc.	CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	DUB	Deutsche Bank AG	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira

COP	Colombian Peso	NOK	Norwegian Krone	TWD	Taiwanese Dollar

EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar

GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

IDR	Indonesian Rupiah

Exchange Abbreviations:

CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade	OTC	Over the Counter

COMEX	Commodity Exchange, Inc.	LME	London Metal Exchange	SFE	Sydney Futures Exchange

EUREX	Eurex Exchange

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	CPTFEMU	Eurozone HICP ex-Tobacco Index	SONIO	Sterling Overnight Interbank Average Rate

Brent	Brent Crude	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Prices Index

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	ULSD	Ultra-Low Sulfur Diesel

CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced

44	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Real Return Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0026	$0.0000	$0.0000	$0.0026

February 2026	$0.0023	$0.0000	$0.0000	$0.0023

March 2026	$0.0025	$0.0000	$0.0000	$0.0025

April 2026	$0.0513	$0.0000	$0.0000	$0.0513

May 2026	$0.1397	$0.0000	$0.0000	$0.1397

June 2026	$0.1169	$0.0000	$0.0000	$0.1169

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0010	$0.0000	$0.0000	$0.0010

February 2026	$0.0009	$0.0000	$0.0000	$0.0009

March 2026	$0.0010	$0.0000	$0.0000	$0.0010

April 2026	$0.0498	$0.0000	$0.0000	$0.0498

May 2026	$0.1381	$0.0000	$0.0000	$0.1381

June 2026	$0.1155	$0.0000	$0.0000	$0.1155

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0000	$0.0000	$0.0000	$0.0000

February 2026	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

April 2026	$0.0488	$0.0000	$0.0000	$0.0488

May 2026	$0.1371	$0.0000	$0.0000	$0.1371

June 2026	$0.1145	$0.0000	$0.0000	$0.1145

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	45

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

46	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	47

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

48	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITREALRETFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Short-Term Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has

2	PIMCO VARIABLE INSURANCE TRUST

indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Short-Term Portfolio	09/30/99	04/28/00	09/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees)

may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Short-Term Portfolio	(Cont.)

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Short-Term Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2026 - 06/30/2026+	$10.33	$0.20	$0.04	$0.24	$(0.20)	$0.00	$(0.20)

12/31/2025	10.32	0.47	0.02	0.49	(0.48)	0.00	(0.48)

12/31/2024	10.23	0.53	0.09	0.62	(0.53)	0.00	(0.53)

12/31/2023	10.09	0.48	0.13	0.61	(0.47)	0.00	(0.47)

12/31/2022	10.29	0.20	(0.20)	0.00	(0.18)	(0.02)	(0.20)

12/31/2021	10.42	0.09	(0.09)	0.00	(0.13)	0.00	(0.13)
Administrative Class

01/01/2026 - 06/30/2026+	10.33	0.20	0.04	0.24	(0.20)	0.00	(0.20)

12/31/2025	10.32	0.46	0.01	0.47	(0.46)	0.00	(0.46)

12/31/2024	10.23	0.52	0.09	0.61	(0.52)	0.00	(0.52)

12/31/2023	10.09	0.46	0.13	0.59	(0.45)	0.00	(0.45)

12/31/2022	10.29	0.19	(0.20)	(0.01)	(0.17)	(0.02)	(0.19)

12/31/2021	10.42	0.07	(0.09)	(0.02)	(0.11)	0.00	(0.11)
Advisor Class

01/01/2026 - 06/30/2026+	10.33	0.19	0.04	0.23	(0.19)	0.00	(0.19)

12/31/2025	10.32	0.45	0.01	0.46	(0.45)	0.00	(0.45)

12/31/2024	10.23	0.51	0.09	0.60	(0.51)	0.00	(0.51)

12/31/2023	10.09	0.46	0.12	0.58	(0.44)	0.00	(0.44)

12/31/2022	10.29	0.17	(0.19)	(0.02)	(0.16)	(0.02)	(0.18)

12/31/2021	10.42	0.06	(0.09)	(0.03)	(0.10)	0.00	(0.10)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.37	2.39%	$51,225	0.61	%*	0.61	%*	0.46	%*	0.46	%*	4.00	%*	69%

10.33	4.83	51,094	0.50		0.50		0.45		0.45		4.57		104

10.32	6.21	52,533	0.47		0.47		0.45		0.45		5.18		98

10.23	6.17	68,829	0.51		0.51		0.45		0.45		4.73		64

10.09	0.00	68,296	0.46		0.46		0.45		0.45		1.96		74

10.29	(0.00)	62,498	0.45		0.45		0.45		0.45		0.85		98

10.37	2.31	288,917	0.76	*	0.76	*	0.61	*	0.61	*	3.85	*	69

10.33	4.67	283,069	0.65		0.65		0.60		0.60		4.42		104

10.32	6.05	256,546	0.62		0.62		0.60		0.60		5.02		98

10.23	6.01	251,202	0.66		0.66		0.60		0.60		4.57		64

10.09	(0.15)	259,589	0.61		0.61		0.60		0.60		1.83		74

10.29	(0.15)	212,796	0.60		0.60		0.60		0.60		0.72		98

10.37	2.26	341,685	0.86	*	0.86	*	0.71	*	0.71	*	3.76	*	69

10.33	4.57	328,606	0.75		0.75		0.70		0.70		4.32		104

10.32	5.95	298,952	0.72		0.72		0.70		0.70		4.92		98

10.23	5.90	269,936	0.76		0.76		0.70		0.70		4.49		64

10.09	(0.25)	260,404	0.71		0.71		0.70		0.70		1.71		74

10.29	(0.25)	230,829	0.70		0.70		0.70		0.70		0.62		98

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Short-Term Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$869,872
Investments in Affiliates	62,637
Financial Derivative Instruments
Exchange-traded or centrally cleared	353
Over the counter	1,665
Cash	2,527
Deposits with counterparty	4,072
Foreign currency, at value	1,295
Receivable for investments sold	554
Receivable for TBA investments sold	33,854
Receivable for Portfolio shares sold	943
Interest and/or dividends receivable	3,767
Dividends receivable from Affiliates	197
Reimbursement receivable from PIMCO	4
Total Assets	981,740

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$10,126

Financial Derivative Instruments
Exchange-traded or centrally cleared	285
Over the counter	90
Payable for investments purchased	211,044
Payable for investments in Affiliates purchased	7,001
Payable for TBA investments purchased	67,435
Deposits from counterparty	1,666
Payable for Portfolio shares redeemed	1,910
Accrued investment advisory fees	139
Accrued supervisory and administrative fees	111
Accrued distribution fees	70
Accrued servicing fees	35
Foreign capital gains tax payable	1
Total Liabilities	299,913

Commitments and Contingent Liabilities^

Net Assets	$681,827

Net Assets Consist of:

Paid in capital	$676,738
Distributable earnings (accumulated loss)	5,089

Net Assets	$681,827

Net Assets:

Institutional Class	$51,225
Administrative Class	288,917
Advisor Class	341,685

Shares Issued and Outstanding:

Institutional Class	4,939
Administrative Class	27,856
Advisor Class	32,943

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.37
Administrative Class	10.37
Advisor Class	10.37

Cost of investments in securities	$870,284
Cost of investments in Affiliates	$62,370
Cost of foreign currency held	$1,312
Cost or premiums of financial derivative instruments, net	$529

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Short-Term Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$13,992
Dividends from Investments in Affiliates	1,164
Total Income	15,156

Expenses:

Investment advisory fees	823
Supervisory and administrative fees	658
Distribution and/or servicing fees - Administrative Class	210
Distribution and/or servicing fees - Advisor Class	410
Trustee fees	20
Interest expense	479
Miscellaneous expense	5
Total Expenses	2,605
Waiver and/or Reimbursement by PIMCO	(6)
Net Expenses	2,599

Net Investment Income (Loss)	12,557

Net Realized Gain (Loss):

Investments in securities	973
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	885
Over the counter financial derivative instruments	(753)
Short sales	85
Foreign currency	71

Net Realized Gain (Loss)	1,258

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,229)
Investments in Affiliates	180
Exchange-traded or centrally cleared financial derivative instruments	655
Over the counter financial derivative instruments	1,797
Short sales	34
Foreign currency assets and liabilities	(45)

Net Change in Unrealized Appreciation (Depreciation)	1,392

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,207

* Foreign tax withholdings	$6

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Short-Term Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$12,557	$27,759
Net realized gain (loss)	1,258	1,077
Net change in unrealized appreciation (depreciation)	1,392	54

Net Increase (Decrease) in Net Assets Resulting from Operations	15,207	28,890

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,005)	(2,362)
Administrative Class	(5,415)	(12,124)
Advisor Class	(6,169)	(13,627)

Total Distributions(a)	(12,589)	(28,113)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	16,440	53,961

Total Increase (Decrease) in Net Assets	19,058	54,738

Net Assets:

Beginning of period	662,769	608,031
End of period	$681,827	$662,769

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$2,550	$2,554

Total Loan Participations and Assignments (Cost $2,544)			2,554

CORPORATE BONDS & NOTES 50.4%

BANKING & FINANCE 30.2%

ABN AMRO Bank NV
4.639% (SOFRINDX + 1.000%) due 12/03/2028 ~		5,600	5,623
5.417% due 09/18/2027 •		700	702

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		4,300	4,274
6.100% due 01/15/2027		1,300	1,310

American Honda Finance Corp.
4.279% due 11/19/2027 •		800	799
4.358% due 08/13/2027 •		2,200	2,202
4.368% due 03/08/2027 •		1,600	1,603
4.502% (SOFRRATE + 0.870%) due 07/09/2027 ~		3,200	3,210

American Tower Corp.
3.650% due 03/15/2027		1,900	1,890

Athene Global Funding
4.847% (SOFRINDX + 1.210%) due 03/25/2027 ~		5,300	5,319
4.950% due 01/07/2027		600	601

Aviation Capital Group LLC
1.950% due 09/20/2026		2,500	2,487

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		800	793
4.200% due 04/15/2029		600	589
6.375% due 05/04/2028		1,100	1,129

Banco Santander SA
4.622% (SOFRRATE + 0.990%) due 04/15/2029 ~		600	602
4.752% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,011
5.017% (SOFRRATE + 1.380%) due 03/14/2028 ~		525	528

Bank Hapoalim BM
4.722% due 07/14/2029		1,900	1,878

Bank Leumi Le-Israel BM
5.125% due 07/27/2027		1,200	1,203
5.343% due 06/29/2029		400	402

Bank of America Corp.
1.734% due 07/22/2027 •		2,617	2,613
3.824% due 01/20/2028 •		600	598
4.376% due 04/27/2028 •		900	899

Bank of America NA
5.423% (BBSW3M + 1.050%) due 10/30/2026 ~	AUD	1,000	694

Bank of Montreal
4.387% (SOFRINDX + 0.750%) due 09/22/2028 ~		$400	401

Bank of Nova Scotia
4.638% (SOFRRATE + 1.000%) due 09/08/2028 ~		400	402

Banque Federative du Credit Mutuel SA
4.698% (SOFRINDX + 1.070%) due 02/16/2028 ~		1,800	1,816
5.511% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD	500	347
5.790% due 07/13/2028		$1,000	1,022

Barclays Bank PLC
4.507% due 11/26/2027 •		500	502

Barclays PLC
2.279% due 11/24/2027 •		900	892
4.565% (SOFRRATE + 0.930%) due 05/24/2030 ~		1,800	1,803

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.128% (SOFRRATE + 1.490%) due 03/12/2028 ~		$1,000	$1,006
5.518% (SOFRRATE + 1.880%) due 09/13/2027 ~		200	201

BNP Paribas SA
1.904% due 09/30/2028 •		600	581
2.591% due 01/20/2028 •		300	297
3.500% due 11/16/2027		1,000	988

BPCE SA
5.612% (SOFRINDX + 1.980%) due 10/19/2027 ~		550	552

Brighthouse Financial Global Funding
5.550% due 04/09/2027		500	503

Canadian Imperial Bank of Commerce
4.297% due 06/26/2028 •		4,200	4,203
4.353% (SOFRRATE + 0.720%) due 01/13/2028 ~		1,300	1,302
4.438% (SOFRRATE + 0.800%) due 09/08/2028 ~		1,200	1,203

Cantor Fitzgerald LP
4.500% due 04/14/2027		1,155	1,152

Citadel LP
4.875% due 01/15/2027		200	200

Citigroup, Inc.
4.658% due 05/24/2028 •		5,700	5,705

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		5,300	5,243

Corebridge Global Funding
4.382% (SOFRRATE + 0.750%) due 01/07/2028 ~		1,800	1,798
4.498% (SOFRRATE + 0.860%) due 12/15/2028 ~		800	798

Credit Agricole SA
4.125% due 01/10/2027		500	499
4.400% due 07/06/2027	AUD	200	137
4.848% (SOFRRATE + 1.210%) due 09/11/2028 ~		$1,100	1,107

Crown Castle, Inc.
1.050% due 07/15/2026		4,800	4,794

CubeSmart LP
3.125% due 09/01/2026		800	798

Deutsche Bank AG
2.311% due 11/16/2027 •		4,800	4,760
2.552% due 01/07/2028 •		1,500	1,485
4.847% (SOFRRATE + 1.219%) due 11/16/2027 ~		600	601
5.706% due 02/08/2028 •		1,200	1,209
7.146% due 07/13/2027 •		700	701

Emirates NBD Bank PJSC
5.125% due 06/29/2031		1,600	1,595

EPR Properties
4.500% due 06/01/2027		700	699
4.750% due 12/15/2026		600	600

Equitable America Global Funding
4.348% (SOFRRATE + 0.710%) due 09/15/2027 ~		200	200

F&G Global Funding
5.875% due 06/10/2027		700	707

Fifth Third Bank NA
4.440% (SOFRRATE + 0.810%) due 01/28/2028 ~		300	300

Ford Motor Credit Co. LLC
4.271% due 01/09/2027		2,200	2,194
4.950% due 05/28/2027		400	400
5.125% due 11/05/2026		800	801
5.800% due 03/05/2027		2,300	2,312
5.850% due 05/17/2027		300	302

GA Global Funding Trust
2.250% due 01/06/2027		700	692
4.400% due 09/23/2027		2,800	2,789

GATX Corp.
5.400% due 03/15/2027		600	604

General Motors Financial Co., Inc.
4.684% (SOFRINDX + 1.050%) due 07/15/2027 ~		5,500	5,511

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.977% (SOFRINDX + 1.350%) due 05/08/2027 ~		$1,000	$1,005
5.000% due 04/09/2027		1,100	1,104

Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% due 12/15/2027		1,100	1,077

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •		200	199
4.341% (SOFRRATE + 0.710%) due 01/21/2029 ~		200	200
4.937% due 04/23/2028 •		200	201
5.488% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	202

HSBC Holdings PLC
2.013% due 09/22/2028 •		1,800	1,744
4.041% due 03/13/2028 •		1,100	1,096
4.755% due 06/09/2028 •		1,700	1,702
5.887% due 08/14/2027 •		400	401

ING Groep NV
4.017% due 03/28/2028 •		1,100	1,096

Intesa Sanpaolo SpA
3.875% due 07/14/2027		300	298

Jackson National Life Global Funding
4.528% due 06/09/2027 •		800	802
4.588% (SOFRRATE + 0.950%) due 09/12/2028 ~		1,200	1,199
4.603% (SOFRRATE + 0.970%) due 01/14/2028 ~		800	799

JPMorgan Chase & Co.
4.323% due 04/26/2028 •		3,400	3,394
4.402% (SOFRRATE + 0.765%) due 09/22/2027 ~		500	500

KeyCorp
2.250% due 04/06/2027		600	590

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027		800	796

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		600	592
4.396% (SOFRINDX + 0.770%) due 02/10/2030 ~		1,200	1,197
4.692% (SOFRINDX + 1.060%) due 11/26/2028 ~		2,167	2,178
5.215% (SOFRINDX + 1.580%) due 01/05/2028 ~		1,400	1,408
5.462% due 01/05/2028 •		400	402
5.985% due 08/07/2027 •		300	300

Mizuho Bank Ltd.
5.317% (BBSW3M + 0.850%) due 09/14/2026 ~	AUD	600	416

Mizuho Financial Group, Inc.
4.486% (SOFRRATE + 0.850%) due 07/13/2030 ~(a)		$1,000	1,001
4.707% (SOFRRATE + 1.080%) due 05/13/2031 ~		800	806

Morgan Stanley
4.210% due 04/20/2028 •		900	898

Morgan Stanley Bank NA
4.504% (SOFRRATE + 0.865%) due 05/26/2028 ~		1,100	1,103

Mutual of Omaha Cos Global Funding
4.514% due 06/09/2028		200	199

Nationwide Building Society
4.918% (SOFRRATE + 1.290%) due 02/16/2028 ~		500	502

NatWest Group PLC
4.887% (SOFRRATE + 1.250%) due 03/01/2028 ~		1,100	1,105
5.583% due 03/01/2028 •		700	705

NatWest Markets PLC
4.528% (SOFRRATE + 0.900%) due 05/17/2027 ~		800	803
4.587% (SOFRRATE + 0.950%) due 03/21/2028 ~		1,900	1,913
4.789% due 03/21/2028		2,400	2,411

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		$2,400	$2,379
6.950% due 09/15/2026		200	201

Nomura Holdings, Inc.
2.329% due 01/22/2027		700	692
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~		1,400	1,411

Nordea Bank Abp
4.113% (SOFRRATE + 0.480%) due 05/22/2028 ~		2,700	2,701

PNC Bank NA
4.361% (SOFRRATE + 0.730%) due 07/21/2028 ~		2,000	2,004

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		2,600	2,613

Reliance Standard Life Global Funding II
2.750% due 01/21/2027		200	198

RGA Global Funding
2.000% due 11/30/2026		400	396

Royal Bank of Canada
4.456% (SOFRINDX + 0.820%) due 03/27/2028 ~		5,000	5,014
4.492% (SOFRINDX + 0.860%) due 10/18/2028 ~		500	502

Sammons Financial Group Global Funding
4.489% due 09/02/2027 •		2,100	2,102

Sammons Financial Group, Inc.
4.450% due 05/12/2027		100	100

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		700	692
3.244% due 10/05/2026		1,400	1,396
4.400% due 07/13/2027		300	300

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,500	1,483

SBA Communications Corp.
3.875% due 02/15/2027		400	398

SBA Tower Trust
2.328% due 07/15/2052		500	481

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026		200	198

Societe Generale SA
2.797% due 01/19/2028 •		2,000	1,981
5.250% due 02/19/2027		400	402
5.292% due 01/19/2028 •		300	302
5.519% due 01/19/2028 •		200	201

Standard Chartered PLC
2.608% due 01/12/2028 •		200	198
4.798% (SOFRRATE + 1.170%) due 05/14/2028 ~		1,400	1,408
5.657% (SOFRRATE + 2.030%) due 02/08/2028 ~		900	907
5.688% due 05/14/2028 •		200	202

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		3,200	3,144
5.350% due 03/17/2028		500	502
5.625% due 01/12/2028		400	403

Stellantis Financial Services U.S. Corp.
5.328% (SOFRRATE + 1.690%) due 09/15/2028 ~		200	201

Sumisho Air Lease Corp.
1.875% due 08/15/2026		800	797
2.200% due 01/15/2027		1,800	1,777
3.625% due 04/01/2027		900	893
4.400% due 03/24/2028		2,887	2,873

Sumitomo Mitsui Banking Corp.
5.418% (BBSW3M + 1.050%) due 07/28/2026 ~	AUD	800	554

Swedbank AB
5.337% due 09/20/2027		$1,800	1,820

VICI Properties LP
4.750% due 02/15/2028		200	200

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		731	727
4.250% due 12/01/2026		4,112	4,104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 09/01/2026	$1,100	$1,099
5.750% due 02/01/2027	400	401

WEA Finance LLC
2.875% due 01/15/2027	200	198

Wells Fargo & Co.
2.393% due 06/02/2028 •	800	784
3.526% due 03/24/2028 •	500	496
4.410% (SOFRRATE + 0.780%) due 01/24/2028 ~	4,400	4,408
4.700% (SOFRRATE + 1.070%) due 04/22/2028 ~	200	201
4.900% due 01/24/2028 •	300	301

		205,762

INDUSTRIALS 15.8%

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	228	228

Augusta SpinCo Corp.
4.321% due 09/23/2027	900	898

Bacardi Ltd.
2.750% due 07/15/2026	900	899

BAT Capital Corp.
2.259% due 03/25/2028	300	289
3.557% due 08/15/2027	2,400	2,377

Baxter International, Inc.
1.915% due 02/01/2027	261	257

Bayer U.S. Finance LLC
6.125% due 11/21/2026	1,500	1,508

Berry Global, Inc.
1.650% due 01/15/2027	1,404	1,383

BMW U.S. Capital LLC
4.557% (SOFRINDX + 0.920%) due 03/21/2028 ~	3,300	3,321

Campbell’s Co.
5.200% due 03/19/2027	600	604

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	900	893

Cox Communications, Inc.
3.350% due 09/15/2026	2,000	1,995

Daimler Truck Finance North America LLC
4.473% (SOFRRATE + 0.840%) due 01/13/2028 ~	700	702

DCP Midstream Operating LP
5.625% due 07/15/2027	900	908

Devon Energy Corp.
3.900% due 05/15/2027	200	199

Diamondback Energy, Inc.
5.200% due 04/18/2027	1,000	1,006

Energy Transfer LP
5.500% due 06/01/2027	200	201
6.050% due 12/01/2026	3,500	3,523

FactSet Research Systems, Inc.
2.900% due 03/01/2027	1,200	1,185

Fidelity National Information Services, Inc.
4.450% due 03/10/2028	700	698
4.848% (SOFRRATE + 1.210%) due 03/10/2029 ~	700	705

Ford Motor Co.
7.500% due 08/01/2026	300	301

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	800	790

Gartner, Inc.
4.500% due 07/01/2028	2,500	2,456

Global Payments, Inc.
2.150% due 01/15/2027	1,100	1,086
4.550% due 03/15/2028	1,200	1,195

Hanwha Solutions Corp.
4.731% (SOFRRATE + 1.100%) due 10/13/2028 ~	1,000	1,019

HCA, Inc.
4.500% due 02/15/2027	7,500	7,498
4.509% (SOFRRATE + 0.870%) due 03/01/2028 ~	1,000	1,004

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hewlett Packard Enterprise Co.
4.617% (SOFRINDX + 0.980%) due 03/23/2028 ~	$1,800	$1,811

Hyatt Hotels Corp.
5.750% due 01/30/2027	600	603

Hyundai Capital America
4.300% due 09/24/2027	300	299
4.552% (SOFRRATE + 0.920%) due 01/07/2028 ~	400	401
4.627% (SOFRRATE + 0.990%) due 03/25/2027 ~	2,700	2,709
4.667% (SOFRRATE + 1.030%) due 09/24/2027 ~	1,200	1,205
4.677% (SOFRRATE + 1.040%) due 06/24/2027 ~	1,400	1,407
4.757% (SOFRRATE + 1.120%) due 06/23/2027 ~	300	301
5.131% (SOFRRATE + 1.500%) due 01/08/2027 ~	1,300	1,306

Illumina, Inc.
4.650% due 09/09/2026	900	900

Imperial Brands Finance PLC
3.500% due 07/26/2026	700	699
6.125% due 07/27/2027	2,000	2,031

JDE Peet’s NV
1.375% due 01/15/2027	1,600	1,571

Keurig Dr. Pepper, Inc.
2.550% due 09/15/2026	200	199
3.430% due 06/15/2027	500	495
4.208% (SOFRRATE + 0.580%) due 11/15/2026 ~	800	800
4.518% (SOFRINDX + 0.880%) due 03/15/2027 ~	2,390	2,395

Kyndryl Holdings, Inc.
2.050% due 10/15/2026	4,800	4,767

Las Vegas Sands Corp.
5.900% due 06/01/2027	2,600	2,625

Marathon Petroleum Corp.
5.125% due 12/15/2026	2,300	2,302

Mercedes-Benz Finance North America LLC
4.478% (SOFRRATE + 0.850%) due 11/15/2027 ~	300	301
4.567% (SOFRRATE + 0.930%) due 03/31/2028 ~	2,100	2,110

MPLX LP
4.125% due 03/01/2027	1,660	1,656

NTT Finance Corp.
1.591% due 04/03/2028	1,800	1,709
4.465% (SOFRRATE + 0.830%) due 06/20/2029 ~(a)	3,800	3,801
4.620% due 07/16/2028	1,000	998

NXP BV/NXP Funding LLC/NXP USA, Inc.
4.400% due 06/01/2027	934	934

Occidental Petroleum Corp.
3.000% due 02/15/2027	1,300	1,291

Oracle Corp.
2.650% due 07/15/2026	800	799
2.800% due 04/01/2027	2,800	2,763

Otis Worldwide Corp.
4.488% due 05/07/2029	700	698

Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350% due 01/12/2027	1,100	1,104

QatarEnergy
4.625% due 06/23/2029	800	795

Qatarenergy LNG S3
6.332% due 09/30/2027	448	451

Repsol E&P Capital Markets U.S. LLC
4.805% due 09/16/2028	900	902

Rogers Communications, Inc.
3.200% due 03/15/2027	2,000	1,982

Rolls-Royce PLC
5.750% due 10/15/2027	200	202

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	2,300	2,305
5.500% due 04/01/2028	1,100	1,111

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 10/15/2027	$200	$207

SK Hynix, Inc.
5.500% due 01/16/2027	400	402

Smith & Nephew PLC
5.150% due 03/20/2027	300	301

Smithfield Foods, Inc.
4.250% due 02/01/2027	500	499

Southwest Airlines Co.
3.000% due 11/15/2026	500	498

Spectra Energy Partners LP
3.375% due 10/15/2026	600	598

Spirit AeroSystems, Inc.
4.600% due 06/15/2028	700	698

Telefonica Emisiones SA
4.103% due 03/08/2027	2,800	2,789

Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/2026	300	300

Textron, Inc.
3.650% due 03/15/2027	500	497

Uber Technologies, Inc.
4.500% due 08/15/2029	2,000	1,986

United Airlines Pass-Through Trust
3.750% due 03/03/2028	126	125

Universal Health Services, Inc.
1.650% due 09/01/2026	1,300	1,295

Var Energi ASA
5.000% due 05/18/2027	700	702

Viatris, Inc.
2.300% due 06/22/2027	500	488

Volkswagen Group of America Finance LLC
4.450% due 09/11/2027	1,000	997
4.697% (SOFRRATE + 1.060%) due 03/25/2027 ~	1,600	1,605

		107,853

UTILITIES 4.4%

DTE Energy Co.
2.850% due 10/01/2026	300	299

ENEL Finance International NV
3.500% due 04/06/2028	200	196
3.625% due 05/25/2027	500	496
4.625% due 06/15/2027	1,000	1,002

Eversource Energy
2.900% due 03/01/2027	800	792

Fells Point Funding Trust
3.046% due 01/31/2027	900	892

FirstEnergy Corp.
3.900% due 07/15/2027	1,100	1,094

Fortis, Inc.
3.055% due 10/04/2026	2,000	1,993

Israel Electric Corp. Ltd.
4.250% due 08/14/2028	3,300	3,246
7.875% due 12/15/2026	250	253

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028	600	595

National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~	2,000	2,003

New York State Electric & Gas Corp.
3.250% due 12/01/2026	500	498

NextEra Energy Capital Holdings, Inc.
4.428% (SOFRINDX + 0.800%) due 02/04/2028 ~	1,500	1,506

ONEOK, Inc.
4.250% due 09/24/2027	900	897
5.550% due 11/01/2026	700	702

Pacific Gas & Electric Co.
2.100% due 08/01/2027	1,000	974
3.300% due 03/15/2027	800	793
5.000% due 06/04/2028	1,400	1,408

Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~	3,100	3,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SGSP Australia Assets Pty. Ltd.
3.500% due 07/07/2027	$500	$494

Southern California Edison Co.
3.650% due 03/01/2028	300	295
4.400% due 09/06/2026	900	900
4.700% due 06/01/2027	200	200
4.875% due 02/01/2027	200	200
5.300% due 03/01/2028	1,100	1,111

Southwestern Electric Power Co.
2.750% due 10/01/2026	600	598

Vistra Operations Co. LLC
3.700% due 01/30/2027	400	398
4.550% due 10/30/2028	700	696
5.050% due 12/30/2026	2,500	2,504

		30,150

Total Corporate Bonds & Notes (Cost $343,426)		343,765

MUNICIPAL BONDS & NOTES 0.3%

LOUISIANA 0.3%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
4.212% (US0003M + 0.300%) due 02/15/2036 ~	1,855	1,788

Total Municipal Bonds & Notes (Cost $1,728)		1,788

U.S. GOVERNMENT AGENCIES 18.0%

Federal Home Loan Mortgage Corp.
4.000% due 08/01/2049	12	12

Federal Home Loan Mortgage Corp. REMICS
2.500% due 10/25/2048	122	111
4.157% due 09/15/2041 •	5	5
4.407% due 02/15/2038 •	6	6
4.528% due 09/25/2054 - 11/25/2055 •	3,319	3,340
4.558% due 05/25/2055 •	2,748	2,760
4.568% due 11/25/2054 •	5,469	5,514
4.578% due 10/25/2054 - 08/25/2055 •	7,639	7,706
4.628% due 10/25/2052 •(e)	2,900	2,938
4.628% due 02/25/2055 - 06/25/2055 •	5,387	5,426
4.728% due 11/25/2054 - 07/25/2055 •	5,114	5,145
4.778% due 12/25/2054 - 08/25/2055 •	5,577	5,636
4.828% due 12/25/2054 - 08/25/2055 •	1,876	1,898
4.878% due 06/25/2055 •(e)	3,370	3,400
5.078% due 06/25/2055 •	1,706	1,729
5.128% due 07/25/2055 - 06/25/2056 •	4,449	4,497

Federal Home Loan Mortgage Corp. STRIPS
4.778% due 05/25/2054 •	1,789	1,807

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 10/25/2044 - 02/25/2045 •	32	30
5.144% due 07/25/2044 •	6	5

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045	191	167

Federal National Mortgage Association
4.967% due 03/01/2044 - 07/01/2044 •	3	3

Federal National Mortgage Association REMICS
3.787% due 12/25/2036 •	1	1
3.942% due 02/25/2037 •	12	12
4.422% due 12/25/2037 •	10	10
4.429% due 12/25/2047 •	365	365
4.528% due 12/25/2053 •	820	825
4.528% due 09/25/2054 •(e)	3,809	3,826
4.578% due 03/25/2055 •	184	186

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.628% due 05/25/2055 - 11/25/2055 •		$1,240	$1,249
4.678% due 01/25/2055 - 05/25/2055 •		2,656	2,674
4.728% due 12/25/2054 - 01/25/2055 •		2,635	2,662
4.778% due 01/25/2055 - 03/25/2055 •		3,153	3,185
4.788% due 03/25/2055 •		1,302	1,317
4.828% due 10/25/2053 - 11/25/2055 •		3,248	3,285
4.878% due 11/25/2053 - 10/25/2055 •		3,906	3,940
4.928% due 08/25/2054 •		1,056	1,064
4.978% due 11/25/2054 •		2,204	2,225

Federal National Mortgage Association Trust
4.092% due 05/25/2042 •		1	1

Government National Mortgage Association
5.000% due 02/20/2032 •		1	1
5.927% due 05/20/2071 •		94	97

Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049		87	77
4.261% due 11/20/2069 •		31	31
4.399% due 04/20/2074 •		272	275
4.509% due 06/20/2055 - 07/20/2074 •		2,195	2,225
4.559% due 05/20/2055 - 10/20/2073 •		4,283	4,353
4.561% due 01/20/2066 •		41	41
4.589% due 09/20/2073 •		448	455
4.609% due 05/20/2073 •		971	988
4.611% due 11/20/2066 •		81	82
4.709% due 05/20/2073 - 11/20/2073 •		358	366
4.761% due 01/20/2066 •		95	96
4.809% due 08/20/2055 •		912	918

Uniform Mortgage-Backed Security, TBA
5.500% due 08/01/2056		33,900	33,963

Total U.S. Government Agencies (Cost $122,094)			122,930

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Inflation Protected Securities (d)
2.125% due 04/15/2029 (e)(g)		2,002	2,008

Total U.S. Treasury Obligations (Cost $2,003)			2,008

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%

Angel Oak Mortgage Trust
5.637% due 02/25/2070 þ		241	242
5.855% due 04/25/2070 þ		898	903

Avon Finance
4.646% due 12/28/2049 •	GBP	1,574	2,088

Barclays Mortgage Loan Trust
5.903% due 01/25/2064 þ		$453	454

Bear Stearns ALT-A Trust
4.642% due 09/25/2035 ~		5	3

Bear Stearns ARM Trust
6.156% due 01/25/2034 ~		1	1

Benchmark Mortgage Trust
3.042% due 08/15/2052		630	617

BSREP Commercial Mortgage Trust
4.690% due 08/15/2038 •		2,130	2,053

BSST Mortgage Trust
4.926% due 02/15/2037 •		2,600	2,321

Chase Home Lending Mortgage Trust
4.878% due 06/25/2054 ~		882	883
4.878% due 09/25/2055 •		391	390

CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •		1	1

Citigroup Mortgage Loan Trust, Inc.
5.128% due 06/25/2055 •		339	341

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CLNY Trust
5.108% due 11/15/2038 •		$144	$143

COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ		736	737

Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~		1	1
5.149% due 06/25/2033 ~		1	1

CSMC Trust
3.904% due 04/25/2062 ~		133	127
4.148% due 12/27/2060 ~		534	533
4.428% due 07/25/2056 •		258	242

Ellington Financial Mortgage Trust
5.655% due 02/25/2060 þ		384	385

Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •	GBP	1	2

FirstMac Mortgage Funding Trust No. 4
5.030% due 09/24/2052 •	AUD	578	399

GCAT Trust
1.091% due 05/25/2066 ~		$519	456
2.885% due 12/27/2066 ~		604	551

GreenPoint MTA Trust
4.203% due 06/25/2045 •		4	3

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		930	876

GS Mortgage-Backed Securities Trust
4.462% due 12/25/2051 •		212	198
4.462% due 02/25/2052 •		614	574
4.980% due 11/25/2054 •		740	740

GSR Mortgage Loan Trust
4.837% due 09/25/2035 ~		1	1

HarborView Mortgage Loan Trust
4.194% due 05/19/2035 •		8	7

Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	2,300	3,051

Impac CMB Trust
4.403% due 03/25/2035 •		$43	42

JP Morgan Chase Commercial Mortgage Securities Trust
4.882% due 06/15/2035 •		291	193

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		60	54
4.462% due 02/25/2052 •		199	186
4.828% due 04/25/2066 ~		1,550	1,556
5.591% due 06/25/2065 þ		332	332

Lanebrook Mortgage Transaction PLC
4.546% due 03/15/2061 •	GBP	446	592

Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ		$222	222
6.250% due 07/25/2067 þ		197	198

MFA Trust
1.381% due 04/25/2065 ~		70	69

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		241	234
2.750% due 08/25/2059 ~		154	150

Morgan Stanley Capital I Trust
4.740% due 05/15/2036 •		800	128

Morgan Stanley Residential Mortgage Loan Trust
4.462% due 09/25/2051 •		275	257
4.963% due 09/25/2070 ~		418	414
5.530% due 05/25/2070 ~		918	919

Mortgage House RMBS Osmium
5.550% due 11/15/2066 •	AUD	428	297

MortgageIT Trust
4.403% due 02/25/2035 •		$18	18

New Orleans Hotel Trust
4.662% due 04/15/2032 •		1,000	1,000

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		120	116
2.464% due 01/26/2060 ~		534	501
3.500% due 12/25/2057 ~		32	31
4.500% due 05/25/2058 ~		89	86

NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •		1,600	1,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBX Trust
5.988% due 01/25/2064 þ		$318	$319
6.067% due 01/25/2064 þ		489	492
6.129% due 12/25/2063 þ		730	732
6.447% due 02/25/2064 þ		487	490

Oceanview Mortgage Trust
4.580% due 05/25/2055 •		433	433

PRKCM Trust
6.333% due 03/25/2059 þ		77	78

PRPM LLC
4.942% due 12/25/2055 þ		170	168

PRPM Trust
5.674% due 12/26/2069 þ		134	135
6.327% due 06/25/2069 þ		306	308

Sequoia Mortgage Trust
4.510% due 11/25/2063 ~		578	578
4.649% due 02/20/2034 •		31	28

Structured Asset Mortgage Investments II Trust
4.223% due 05/25/2045 •		6	6
4.254% due 07/19/2035 •		1	1

Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •	GBP	525	697

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$330	323
2.710% due 01/25/2060 ~		639	617
3.750% due 05/25/2058 ~		184	181
4.097% due 01/25/2066 ~		650	640
4.763% due 05/25/2058 •		131	134
4.763% due 10/25/2059 •		84	84

Triton Bond Trust
5.011% due 02/09/2053 •	AUD	337	233

Verus Securitization Trust
5.086% due 07/25/2067 ~		$924	918
5.402% due 05/25/2065 þ		1,246	1,245
5.712% due 01/25/2069 þ		475	476
6.443% due 08/25/2068 þ		93	92

WaMu Mortgage Pass-Through Certificates Trust
4.744% due 02/25/2046 •		5	5
4.744% due 08/25/2046 •		4	4
4.944% due 11/25/2042 •		1	1

Wells Fargo Commercial Mortgage Trust
5.268% due 07/15/2037 •		1,000	1,002

Total Non-Agency Mortgage-Backed Securities (Cost $40,249)			38,939

ASSET-BACKED SECURITIES 18.8%

AUTOMOBILE ABS OTHER 1.3%

BofA Auto Trust
4.043% due 11/15/2028 •		2,400	2,402

CarMax Auto Owner Trust
4.043% due 08/15/2029 •		2,400	2,403

Ford Credit Floorplan Master Owner Trust A
4.363% due 09/15/2029 •		1,500	1,507

GM Financial Automobile Leasing Trust
4.019% due 05/20/2027 •		130	130

SFS Auto Receivables Securitization Trust
4.199% due 10/22/2029 •		1,100	1,101

Stellantis Financial Underwritten Enhanced Lease Trust
4.109% due 01/22/2029 •		1,200	1,201

			8,744

AUTOMOBILE SEQUENTIAL 2.3%

BofA Auto Trust
4.100% due 11/15/2028		900	899

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028		327	329

CarMax Auto Owner Trust
4.110% due 08/15/2029		900	898
4.590% due 07/17/2028		703	704

Carvana Auto Receivables Trust
4.400% due 08/10/2029		3,300	3,297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chesapeake Funding II LLC
5.520% due 05/15/2036		$360	$362

Citizens Auto Receivables Trust
5.840% due 01/18/2028		36	36

Enterprise Fleet Financing LLC
6.400% due 03/20/2030		482	485

Ford Auto Securitization Trust II Asset-Backed Notes
2.933% due 05/15/2028	CAD	1,108	782
3.455% due 08/15/2030		1,300	918

GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		$1,120	1,122

GMF Canada Leasing Trust Asset-Backed Notes
2.862% due 12/20/2027	CAD	400	283

Hyundai Auto Receivables Trust
4.530% due 09/15/2027		$26	26

LAD Auto Receivables Trust
4.170% due 08/15/2029		200	200

M&T Bank Auto Receivables Trust
4.330% due 07/16/2029		3,300	3,299

Oscar U.S. Funding XV LLC
5.810% due 12/10/2027		166	166

SBNA Auto Lease Trust
5.560% due 11/22/2027		248	248

SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029		200	199
4.270% due 10/22/2029		800	800

Westlake Automobile Receivables Trust
3.840% due 01/16/2029		400	399

			15,452

CMBS OTHER 1.7%

ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		3,300	3,304

AREIT Trust
5.878% due 06/17/2039 •		1,429	1,433

BRSP Ltd.
5.089% due 08/19/2043 •		3,300	3,306

FS Rialto Issuer LLC
5.089% due 01/19/2044 •		3,300	3,310

PFP Ltd.
5.444% due 09/17/2039 •		218	218

			11,571

CREDIT CARD BULLET 0.9%

CARDS II Trust
4.227% due 04/15/2031 •		2,600	2,609

Evergreen Credit Card Trust
4.219% due 10/15/2029 •		3,200	3,210

			5,819

CREDIT CARD OTHER 1.4%

Golden Credit Card Trust
1.970% due 01/15/2029		2,000	1,975

Trillium Credit Card Trust II
4.218% due 09/26/2030 •		2,800	2,805
4.226% due 03/26/2031 •		4,900	4,911

			9,691

HOME EQUITY OTHER 0.7%

ACE Securities Corp. Home Equity Loan Trust
4.543% due 04/25/2034 •		187	176

Credit Suisse First Boston Mortgage Securities Corp.
3.567% due 08/25/2032 •		1	1

Finance America Mortgage Loan Trust
4.588% due 08/25/2034 •		111	108

JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~		1,550	1,533

MASTR Asset-Backed Securities Trust
3.863% due 11/25/2036 •		1	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.463% due 09/25/2034 •		$102	$93

Morgan Stanley ABS Capital I, Inc. Trust
4.663% due 05/25/2034 •		203	217

RCKT Mortgage Trust
4.827% due 01/25/2056 þ		459	454
5.553% due 03/25/2055 þ		202	203
5.653% due 01/25/2045 þ		248	249

Renaissance Home Equity Loan Trust
3.454% due 08/25/2033 •		2	2
4.483% due 11/25/2034 •		3	2

Towd Point Mortgage Trust
5.278% due 08/25/2065 þ		1,214	1,212
5.348% due 07/25/2065 þ		151	151
5.848% due 01/25/2064 ~		230	230
6.290% due 05/25/2064 ~		492	495

			5,126

OTHER ABS 10.5%

Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(a)	EUR	2,900	3,314

Arbour CLO XIII DAC
3.453% due 08/15/2038 •		900	1,029

ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		$3,300	3,303

Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •		400	400

Bain Capital Euro CLO DAC
3.449% due 01/15/2037 •	EUR	2,800	3,204

BlueMountain CLO Ltd.
4.857% due 10/25/2030 •		$146	146

CarVal CLO I Ltd.
4.910% due 07/16/2031 •		662	662

Castlelake Aircraft Structured Trust
5.465% due 08/15/2050		234	233

CCG Receivables Trust
4.480% due 10/14/2032		599	600

Commonbond Student Loan Trust
2.550% due 05/25/2041		15	14

Dell Equipment Finance Trust
4.690% due 08/22/2030		19	19

Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •		2,400	2,401

ECMC Group Student Loan Trust
4.492% due 02/27/2068 •		237	237
4.742% due 07/25/2069 •		206	208

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		369	328

Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •		300	300

Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •		241	241

Greywolf CLO III Ltd.
4.894% due 04/22/2033 •		1,502	1,503

Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(a)	EUR	3,000	3,428

Kennedy Lewis CLO 7 Ltd.
4.839% due 04/22/2037 •		$2,700	2,702

KKR CLO 36 Ltd.
4.823% due 10/15/2034 •		3,200	3,204

KKR CLO 42 Ltd.
4.825% due 07/20/2034 •		3,100	3,103

LCM 30 Ltd.
5.017% due 04/20/2031 •		107	107

Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		2,400	2,400

MMAF Equipment Finance LLC
5.200% due 09/13/2027		140	140

Navient Education Loan Trust
4.860% due 09/15/2056		394	392

Navient Private Education Loan Trust
4.640% due 11/15/2068 •		133	133

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		98	92
1.310% due 01/15/2069		236	224
1.690% due 05/15/2069		796	750
4.740% due 04/15/2069 •		673	671

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Refinance Loan Trust
4.800% due 10/15/2055		$1,210	$1,205

Navient Student Loan Trust
5.293% due 03/15/2072 •		351	353

Nelnet Student Loan Trust
4.442% due 09/27/2038 •		591	591
4.444% due 04/20/2062 •		437	436
4.563% due 08/25/2067 •		310	311
4.610% due 02/21/2061		1,264	1,242
4.642% due 06/27/2067 •		130	130
4.650% due 08/20/2054		1,228	1,209
4.909% due 02/21/2061 •		451	452
4.943% due 05/17/2055 •		1,981	1,989

Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(a)(c)		3,300	3,300

Pikes Peak CLO 4
4.883% due 07/15/2034 •		3,000	3,003

SLM Student Loan Trust
4.192% due 06/25/2043 •		320	317

SMB Private Education Loan Trust
1.340% due 03/17/2053		123	116
1.600% due 09/15/2054		147	139
4.613% due 09/15/2054 •		585	583
4.693% due 07/15/2053 •		1,478	1,477
4.793% due 03/17/2053 •		1,307	1,310
4.843% due 03/15/2056 •		860	866
5.043% due 04/15/2054 •		852	862
5.043% due 03/15/2056 •		210	212
5.143% due 11/15/2052 •		538	542
5.240% due 03/15/2056		491	494
5.243% due 09/15/2053 •		497	504
5.393% due 10/16/2056 •		231	234
5.443% due 05/16/2050 •		441	445

SoFi Consumer Loan Program Trust
4.820% due 06/25/2034		316	316

Sound Point CLO XXVIII Ltd.
4.947% due 01/25/2032 •		513	513

Stonepeak ABS
2.301% due 02/28/2033		69	68

Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •		3,300	3,302

Towd Point Asset Trust
4.454% due 11/20/2061 •		106	106

Tralee CLO V Ltd.
4.755% due 10/20/2034 •		2,400	2,402

Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •		3,002	3,004

UPX HIL Issuer Trust
5.160% due 01/25/2047		213	211

Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		691	691

Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •		1,403	1,403

Volvo Financial Equipment LLC
4.560% due 05/17/2027		39	39

Wellfleet CLO Ltd.
4.855% due 04/20/2034 •		1,700	1,702

			71,567

Total Asset-Backed Securities (Cost $128,156)			127,970

SOVEREIGN ISSUES 2.0%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	880,000	943
5.000% due 10/01/2028		170,000	186
5.800% due 10/01/2029		475,000	530

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$3,800	3,820

KSA Sukuk Ltd.
5.250% due 06/04/2027		3,900	3,925

Panama Government International Bonds
3.875% due 03/17/2028		400	394
8.875% due 09/30/2027		700	736

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Romania Government International Bonds
5.250% due 11/25/2027		$200	$201

Saudi Government International Bonds
0.750% due 07/09/2027	EUR	1,300	1,452
5.125% due 01/13/2028		$1,700	1,712

Total Sovereign Issues (Cost $14,051)			13,899

SHORT-TERM INSTRUMENTS 31.7%

CERTIFICATES OF DEPOSIT 0.3%

Banco Itau Chile
4.290% due 12/01/2026		2,300	2,299

COMMERCIAL PAPER 5.2%

Alimentation Couche-Tard, Inc.
4.040% due 07/13/2026		1,600	1,598

American Electric Power Co., Inc.
4.010% due 07/24/2026		2,900	2,892

Banco Itau Chile
4.370% due 03/01/2027		650	631
4.370% due 03/15/2027		650	629

Constellation Energy Generation LLC
4.050% due 07/28/2026		800	797

Evergy Missouri West, Inc.
4.230% due 07/01/2026		9,600	9,599

Fidelity National Information Services, Inc.
4.000% due 07/09/2026		3,700	3,697
4.000% due 07/21/2026		900	898

Glencore Funding LLC
4.130% due 09/17/2026 (a)		10,100	10,010

HCA, Inc.
4.220% due 07/23/2026		700	698
4.350% due 09/09/2026		700	694

Southern California Edison Co.
4.380% due 07/08/2026		3,100	3,097

			35,240

U.S. TREASURY BILLS 26.2%
3.875% due 10/01/2026 - 12/31/2026 (b)(c)		180,800	178,480

Total Short-Term Instruments (Cost $216,033)			216,019

Total Investments in Securities (Cost $870,284)			869,872

		SHARES
INVESTMENTS IN AFFILIATES 9.2%

SHORT-TERM INSTRUMENTS 9.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%

PIMCO Short Asset Portfolio		5,667,837	55,828

PIMCO Short-Term Floating NAV Portfolio III		698,939	6,809

Total Short-Term Instruments (Cost $62,370)			62,637

Total Investments in Affiliates (Cost $62,370)			62,637

Total Investments 136.8% (Cost $932,654)			$932,509

Financial Derivative Instruments (f)(h) 0.2% (Cost or Premiums, net $529)			1,643

Other Assets and Liabilities, net (37.0)%			(252,325)

Net Assets 100.0%			$681,827

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	3.750%	06/29/2026	07/06/2026	$(217)	$(217)
SAL	3.780	06/18/2026	07/02/2026	(9,895)	(9,909)

Total Reverse Repurchase Agreements					$(10,126)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$0	$(217)	$0	$(217)	$216	$(1)
SAL	0	(9,909)	0	(9,909)	10,424	515

Total Borrowings and Other Financing Transactions	$0	$(10,126)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(9,909)	$0	$0	$(9,909)
U.S. Treasury Obligations	0	(217)	0	0	(217)

Total Borrowings	$0	$(10,126)	$0	$0	$(10,126)

Payable for reverse repurchase agreements					$(10,126)

(e)	Securities with an aggregate market value of $10,380 and cash of $260 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(23,393) at a weighted average interest rate of 3.763%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3 Month Euro Euribor Futures	12/2026	231	$64,283	$26	$7	$(17)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	222	45,761	71	0	(26)
CBOT 30 Day Federal Funds Futures	08/2026	245	98,304	5	0	(5)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	956	102,337	249	0	(179)
SFE 3 Year Australian Bond Futures	09/2026	488	35,339	183	19	(29)
Three Month SONIA Index Futures	03/2027	200	63,680	(73)	0	(7)

				$461	$26	$(263)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	118	$(12,967)	$(105)	$35	$0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	76	(6,061)	(26)	1	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	293	(32,953)	(347)	114	0
Ultra U.S. Treasury Bond Futures	09/2026	12	(1,394)	(43)	9	0

				$(521)	$159	$0

Total Futures Contracts				$(60)	$185	$(263)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	9,590	$(42)	$(271)	$(313)	$0	$(13)
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		5,700	(166)	(32)	(198)	0	(9)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027	$	43,000	69	112	181	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		23,000	(104)	232	128	39	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		28,690	130	510	640	61	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		19,350	(27)	(34)	(61)	44	0
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028	CLP	195,700	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		431,500	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		371,400	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		434,300	0	(1)	(1)	0	0
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031	CAD	6,800	(2)	(36)	(38)	2	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		16,500	95	(46)	49	4	0

Total Swap Agreements							$(47)	$432	$385	$168	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$185	$168	$353	$0	$(263)	$(22)	$(285)

(g)

Securities with an aggregate market value of $909 and cash of $3,812 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	921		$659	$21	$0
	07/2026		$23	CAD	32	0	0
	08/2026	CAD	32		$22	0	0

BPS	07/2026		331		234	0	0
	07/2026	EUR	3,702		4,313	83	0
	07/2026	GBP	271		364	4	0

CBK	07/2026	CAD	254		184	5	0

FAR	07/2026	GBP	5,436		7,310	99	0
	07/2026		$600	GBP	447	0	(7)

GLM	07/2026		2,168	CAD	3,084	7	0
	08/2026	CAD	3,080		$2,167	0	(7)

JPM	07/2026	AUD	3,988		2,843	82	0

MBC	07/2026		17		12	0	0
	07/2026	CHF	12		16	1	0
	07/2026	EUR	2,689		3,126	53	0
	07/2026		$3,399	AUD	4,926	12	0
	07/2026		7,272	EUR	6,391	35	(5)
	08/2026	AUD	4,926		$3,397	0	(12)
	08/2026	CAD	26		18	0	0
	08/2026	EUR	5,145		5,852	0	(35)

SCX	08/2026	CHF	12		15	0	0

SSB	07/2026	CAD	2,586		1,875	52	0
	07/2026		$20	CAD	28	0	0
	07/2026		6,953	GBP	5,260	24	0
	08/2026	CAD	28		$20	0	0
	08/2026	GBP	5,260		6,953	0	(24)
UAG	09/2026	CLP	1,362,195		1,531	52	0

Total Forward Foreign Currency Contracts						$530	$(90)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	1,200	$ 1	$2

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	64,300	66	292

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	43,800	39	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	167,000	76	280

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	28,900	22	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	48,500	54	1

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	52,000	47	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	53,200	60	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	10,800	11	49

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	107,200	75	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	6,200	6	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	112,400	119	510

Total Purchased Options							$576	$1,135

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$21	$0	$0	$21	$0	$0	$0	$0	$21	$0	$21
BPS	87	2	0	89	0	0	0	0	89	0	89
CBK	5	0	0	5	0	0	0	0	5	0	5
DUB	0	292	0	292	0	0	0	0	292	(310)	(18)
FAR	99	280	0	379	(7)	0	0	(7)	372	(400)	(28)
GLM	7	1	0	8	(7)	0	0	(7)	1	0	1
JPM	82	0	0	82	0	0	0	0	82	(50)	32
MBC	101	0	0	101	(52)	0	0	(52)	49	0	49
MYC	0	50	0	50	0	0	0	0	50	0	50
NGF	0	510	0	510	0	0	0	0	510	(560)	(50)
SSB	76	0	0	76	(24)	0	0	(24)	52	0	52
UAG	52	0	0	52	0	0	0	0	52	0	52

Total Over the Counter	$530	$1,135	$0	$1,665	$(90)	$0	$0	$(90)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$185	$185
Swap Agreements	0	0	0	0	168	168

	$0	$0	$0	$0	$353	$353

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$530	$0	$530
Purchased Options	0	0	0	0	1,135	1,135

	$0	$0	$0	$530	$1,135	$1,665

	$0	$0	$0	$530	$1,488	$2,018

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$263	$263
Swap Agreements	0	0	0	0	22	22

	$0	$0	$0	$0	$285	$285

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$90	$0	$90

	$0	$0	$0	$90	$285	$375

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$387	$387
Swap Agreements	0	0	0	0	498	498

	$0	$0	$0	$0	$885	$885

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(945)	$0	$(945)
Purchased Options	0	0	0	0	90	90
Swap Agreements	0	102	0	0	0	102

	$0	$102	$0	$(945)	$90	$(753)

	$0	$102	$0	$(945)	$975	$132

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$108	$108
Swap Agreements	0	0	0	0	547	547

	$0	$0	$0	$0	$655	$655

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,029	$0	$1,029
Purchased Options	0	0	0	0	818	818
Swap Agreements	0	(50)	0	0	0	(50)

	$0	$(50)	$0	$1,029	$818	$1,797

	$0	$(50)	$0	$1,029	$1,473	$2,452

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,554	$0	$2,554
Corporate Bonds & Notes
Banking & Finance	0	205,762	0	205,762
Industrials	0	107,853	0	107,853
Utilities	0	30,150	0	30,150
Municipal Bonds & Notes
Louisiana	0	1,788	0	1,788
U.S. Government Agencies	0	122,930	0	122,930
U.S. Treasury Obligations	0	2,008	0	2,008
Non-Agency Mortgage-Backed Securities	0	38,939	0	38,939
Asset-Backed Securities
Automobile ABS Other	0	8,744	0	8,744
Automobile Sequential	0	15,452	0	15,452
CMBS Other	0	11,571	0	11,571
Credit Card Bullet	0	5,819	0	5,819
Credit Card Other	0	9,691	0	9,691
Home Equity Other	0	5,126	0	5,126
Other ABS	0	61,525	10,042	71,567
Sovereign Issues	0	13,899	0	13,899
Short-Term Instruments
Certificates of Deposit	0	2,299	0	2,299
Commercial Paper	0	35,240	0	35,240
U.S. Treasury Bills	0	178,480	0	178,480

	$0	$859,830	$10,042	$869,872

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,637	$0	$0	$62,637

Total Investments	$62,637	$859,830	$10,042	$932,509

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	326	0	353
Over the counter	0	1,665	0	1,665

	$27	$1,991	$0	$2,018

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53)	(232)	0	(285)
Over the counter	0	(90)	0	(90)

	$(53)	$(322)	$0	$(375)

Total Financial Derivative Instruments	$(26)	$1,669	$0	$1,643

Totals	$62,611	$861,499	$10,042	$934,152

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Asset-Backed Securities
Automobile Sequential	$44	$0	$(44)	$0	$0	$0	$0	$0	$0	$0
Other ABS	0	10,031	0	0	0	11	0	0	10,042	11

Totals	$44	$10,031	$(44)	$0	$0	$11	$0	$0	$10,042	$11

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Asset-Backed Securities
Other ABS	$10,042	Recent Transaction	Purchase Price	100.000	—

Total	$10,042

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Short-Term Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Notes to Financial Statements	(Cont.)

that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

24	PIMCO VARIABLE INSURANCE TRUST

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Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in

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Notes to Financial Statements	(Cont.)

markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$47,502	$8,146	$0	$0	$180	$55,828	$1,150	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$73,911	$(67,099)	$(3)	$0	$6,809	$14	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Bank Obligations in which the Portfolio may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the

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insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through

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Notes to Financial Statements	(Cont.)

securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and

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counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin

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Notes to Financial Statements	(Cont.)

included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better

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reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or

“floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating

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Notes to Financial Statements	(Cont.)

agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment

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transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Notes to Financial Statements	(Cont.)

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net

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exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.20%	0.20%	0.20%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	37

Notes to Financial Statements	(Cont.)

administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $6,299.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$4	$4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026	(Unaudited)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$252,534	$224,955	$231,466	$152,336

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	154	$1,585	310	$3,203

Administrative Class	4,989	51,599	10,898	112,482

Advisor Class	3,472	35,913	7,563	78,077
Issued as reinvestment of distributions

Institutional Class	97	1,005	228	2,358

Administrative Class	523	5,415	1,174	12,124

Advisor Class	596	6,169	1,320	13,627
Cost of shares redeemed

Institutional Class	(257)	(2,657)	(684)	(7,064)

Administrative Class	(5,055)	(52,275)	(9,535)	(98,415)

Advisor Class	(2,931)	(30,314)	(6,049)	(62,431)

Net increase (decrease) resulting from Portfolio share transactions	1,588	$16,440	5,225	$53,961

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	39

Notes to Financial Statements	(Cont.)	June 30, 2026	(Unaudited)

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$557	$54

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, four persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 63% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$933,183	$5,224	$(3,998)	1,226

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

40	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	CLP	Chilean Peso	GBP	British Pound

CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

CHF	Swiss Franc

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter	SFE	Sydney Futures Exchange

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	SONIA	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR

SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	RMBS	Residential Mortgage-Backed Security

BBSW	Bank Bill Swap Reference Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	41

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Short-Term Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0328	$0.0000	$0.0000	$0.0328

February 2026	$0.0319	$0.0000	$0.0000	$0.0319

March 2026	$0.0342	$0.0000	$0.0000	$0.0342

April 2026	$0.0350	$0.0000	$0.0000	$0.0350

May 2026	$0.0360	$0.0000	$0.0000	$0.0360

June 2026	$0.0349	$0.0000	$0.0000	$0.0349

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0315	$0.0000	$0.0000	$0.0315

February 2026	$0.0307	$0.0000	$0.0000	$0.0307

March 2026	$0.0329	$0.0000	$0.0000	$0.0329

April 2026	$0.0337	$0.0000	$0.0000	$0.0337

May 2026	$0.0347	$0.0000	$0.0000	$0.0347

June 2026	$0.0336	$0.0000	$0.0000	$0.0336

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0306	$0.0000	$0.0000	$0.0306

February 2026	$0.0299	$0.0000	$0.0000	$0.0299

March 2026	$0.0321	$0.0000	$0.0000	$0.0321

April 2026	$0.0328	$0.0000	$0.0000	$0.0328

May 2026	$0.0338	$0.0000	$0.0000	$0.0338

June 2026	$0.0328	$0.0000	$0.0000	$0.0328

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

42	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	43

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

44	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	45

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITSHTERMFSTMSAR_063026

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2026

PIMCO Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Total Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Total Return Portfolio	12/31/97	04/10/00	12/31/97	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO Total Return Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge,

upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO Total Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning Year or of Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2026 - 06/30/2026+	$9.45	$0.20	$(0.10)	$0.10	$(0.20)	$0.00	$(0.20)

12/31/2025	9.04	0.39	0.41	0.80	(0.39)	0.00	(0.39)

12/31/2024	9.18	0.39	(0.15)	0.24	(0.38)	0.00	(0.38)

12/31/2023	8.98	0.37	0.16	0.53	(0.33)	0.00	(0.33)

12/31/2022	10.76	0.28	(1.80)	(1.52)	(0.26)	0.00	(0.26)

12/31/2021	11.59	0.23	(0.36)	(0.13)	(0.22)	(0.48)	(0.70)
Administrative Class

01/01/2026 - 06/30/2026+	9.45	0.19	(0.10)	0.09	(0.19)	0.00	(0.19)

12/31/2025	9.04	0.37	0.42	0.79	(0.38)	0.00	(0.38)

12/31/2024	9.18	0.38	(0.15)	0.23	(0.37)	0.00	(0.37)

12/31/2023	8.98	0.35	0.17	0.52	(0.32)	0.00	(0.32)

12/31/2022	10.76	0.26	(1.79)	(1.53)	(0.25)	0.00	(0.25)

12/31/2021	11.59	0.21	(0.36)	(0.15)	(0.20)	(0.48)	(0.68)
Advisor Class

01/01/2026 - 06/30/2026+	9.45	0.19	(0.10)	0.09	(0.19)	0.00	(0.19)

12/31/2025	9.04	0.36	0.42	0.78	(0.37)	0.00	(0.37)

12/31/2024	9.18	0.37	(0.15)	0.22	(0.36)	0.00	(0.36)

12/31/2023	8.98	0.35	0.16	0.51	(0.31)	0.00	(0.31)

12/31/2022	10.76	0.26	(1.80)	(1.54)	(0.24)	0.00	(0.24)

12/31/2021	11.59	0.20	(0.36)	(0.16)	(0.19)	(0.48)	(0.67)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.35	1.04%	$443,246	0.63	%*	0.63	%*	0.51	%*	0.51	%*	4.30	%*	212%

9.45	9.05	386,531	0.58		0.58		0.50		0.50		4.17		505

9.04	2.69	317,027	0.64		0.64		0.50		0.50		4.28		613

9.18	6.09	341,064	0.60		0.60		0.50		0.50		4.13		486

8.98	(14.17)	278,918	0.52		0.52		0.50		0.50		2.90		411

10.76	(1.12)	392,304	0.50		0.50		0.50		0.50		2.10		308

9.35	0.96	2,175,401	0.78	*	0.78	*	0.66	*	0.66	*	4.14	*	212

9.45	8.89	2,203,355	0.73		0.73		0.65		0.65		4.02		505

9.04	2.53	2,207,837	0.79		0.79		0.65		0.65		4.13		613

9.18	5.93	2,361,905	0.75		0.75		0.65		0.65		3.96		486

8.98	(14.30)	2,597,117	0.67		0.67		0.65		0.65		2.76		411

10.76	(1.27)	3,426,140	0.65		0.65		0.65		0.65		1.90		308

9.35	0.91	1,959,668	0.88	*	0.88	*	0.76	*	0.76	*	4.04	*	212

9.45	8.78	1,989,235	0.83		0.83		0.75		0.75		3.92		505

9.04	2.43	1,942,815	0.89		0.89		0.75		0.75		4.03		613

9.18	5.83	1,950,482	0.85		0.85		0.75		0.75		3.87		486

8.98	(14.39)	1,891,377	0.77		0.77		0.75		0.75		2.67		411

10.76	(1.36)	2,346,735	0.75		0.75		0.75		0.75		1.81		308

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statement of Assets and Liabilities	PIMCO Total Return Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$5,924,613
Investments in Affiliates	258,910
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,466
Over the counter	34,301
Cash	2,865
Deposits with counterparty	17,070
Foreign currency, at value	8,079
Receivable for investments sold	34,402
Receivable for TBA investments sold	1,769,768
Receivable for Portfolio shares sold	3,978
Interest and/or dividends receivable	38,559
Dividends receivable from Affiliates	819
Reimbursement receivable from PIMCO	34
Total Assets	8,098,864

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$88,390
Payable for short sales	48,625
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,110
Over the counter	7,759
Payable for investments purchased	101,350
Payable for investments in Affiliates purchased	13,840
Payable for TBA investments purchased	3,209,609
Payable for unfunded loan commitments	3,326
Deposits from counterparty	35,424
Payable for Portfolio shares redeemed	6,576
Accrued investment advisory fees	936
Accrued supervisory and administrative fees	936
Accrued distribution fees	401
Accrued servicing fees	267
Total Liabilities	3,520,549

Commitments and Contingent Liabilities^

Net Assets	$4,578,315

Net Assets Consist of:

Paid in capital	$5,365,103
Distributable earnings (accumulated loss)	(786,788)

Net Assets	$4,578,315

Net Assets:

Institutional Class	$443,246
Administrative Class	2,175,401
Advisor Class	1,959,668

Shares Issued and Outstanding:

Institutional Class	47,414
Administrative Class	232,703
Advisor Class	209,628

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.35
Administrative Class	9.35
Advisor Class	9.35

Cost of investments in securities	$6,244,565
Cost of investments in Affiliates	$260,576
Cost of foreign currency held	$8,092
Proceeds received on short sales	$48,653
Cost or premiums of financial derivative instruments, net	$37,616

* Includes repurchase agreements of:	$67,936

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Total Return Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$104,810
Dividends	953
Dividends from Investments in Affiliates	4,607
Miscellaneous income	2
Total Income	110,372

Expenses:

Investment advisory fees	5,611
Supervisory and administrative fees	5,611
Distribution and/or servicing fees - Administrative Class	1,610
Distribution and/or servicing fees - Advisor Class	2,422
Trustee fees	145
Interest expense	2,700
Miscellaneous expense	40
Total Expenses	18,139
Waiver and/or Reimbursement by PIMCO	(49)
Net Expenses	18,090

Net Investment Income (Loss)	92,282

Net Realized Gain (Loss):

Investments in securities	(16,655)
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	(18,848)
Over the counter financial derivative instruments	(945)
Foreign currency	515

Net Realized Gain (Loss)	(35,936)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(46,761)

Investments in Affiliates	579
Exchange-traded or centrally cleared financial derivative instruments	12,849
Over the counter financial derivative instruments	18,516
Foreign currency assets and liabilities	(1,574)

Net Change in Unrealized Appreciation (Depreciation)	(16,391)

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,955

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO Total Return Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$92,282	$178,302
Net realized gain (loss)	(35,936)	39,938
Net change in unrealized appreciation (depreciation)	(16,391)	167,202

Net Increase (Decrease) in Net Assets Resulting from Operations	39,955	385,442

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(8,643)	(14,706)
Administrative Class	(44,080)	(89,597)
Advisor Class	(38,799)	(77,840)

Total Distributions(a)	(91,522)	(182,143)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	50,761	(91,857)

Total Increase (Decrease) in Net Assets	(806)	111,442

Net Assets:

Beginning of period	4,579,121	4,467,679
End of period	$4,578,315	$4,579,121

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Castlelake LP
2.950% due 05/12/2031 «		$6,011	$5,569

Coreweave Compute Acquisition Co. IV LLC
9.661% - 9.732% (TSFR3M + 3.666%) due 05/16/2029 «~		84	86

Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ		430	430
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~		1,941	1,939

Discovery Global Holdings, Inc.
TBD% due 06/03/2033	EUR	1,500	1,719
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$5,787	5,795

Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(h)	EUR	1,900	2,171

Fennovoima OYJ
TBD% - 4.680% (EUR003M + 2.324%) due 07/10/2028 «~µ(h)		763	874
4.641% (EUR003M + 2.317%) due 07/10/2028 «~(h)		1,466	1,687
4.680% (EUR003M + 2.324%) due 07/10/2028 «~(h)		696	801

Project Flash
TBD% - 5.871% (TSFR1M + 3.612%) due 04/30/2030 «~µ		$3,673	3,673
TBD% - 5.871% (TSFR1M + 3.633%) due 04/30/2030 «~µ		7,311	7,312

Stepstone Group Midco 2 GmbH
8.176% - 8.179% (TSFR6M + 3.679%) due 12/19/2031 ~		1,033	837

Total Loan Participations and Assignments (Cost $33,591)			32,893

CORPORATE BONDS & NOTES 36.9%

BANKING & FINANCE 18.8%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		6,800	6,651

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		6,450	6,411
3.000% due 10/29/2028		801	771

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		7,200	7,174

Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029		4,500	4,450

Ally Financial, Inc.
5.548% due 07/31/2033 •		4,000	3,969
6.848% due 01/03/2030 •(j)		8,000	8,319

American Assets Trust LP
3.375% due 02/01/2031		2,800	2,561

American Express Co.
5.098% due 02/16/2028 •		2,000	2,008

American Tower Corp.
2.750% due 01/15/2027		13,400	13,275

Athene Global Funding
5.033% due 07/17/2030		7,100	7,038

Aviation Capital Group LLC
5.375% due 07/15/2029		3,400	3,441

Avolon Holdings Funding Ltd.
4.200% due 04/15/2029		11,200	11,002
5.750% due 11/15/2029		4,000	4,091

Banco Bilbao Vizcaya Argentaria SA
4.968% due 05/08/2031		6,800	6,791

Banco Santander SA
5.552% due 03/14/2028 •		8,200	8,253
5.565% due 01/17/2030		1,100	1,128
6.527% due 11/07/2027 •		4,400	4,432

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank Leumi Le-Israel BM
5.343% due 06/29/2029		$3,100	$3,113

Bank of America Corp.
3.824% due 01/20/2028 •		9,200	9,168
4.376% due 04/27/2028 •		5,250	5,245
4.948% due 07/22/2028 •		3,849	3,865
5.162% due 01/24/2031 •		6,000	6,082
5.202% due 04/25/2029 •		1,100	1,110
5.819% due 09/15/2029 •		9,500	9,723

Bank of Montreal
4.309% due 06/01/2027	CAD	3,800	2,709

Bank of New York Mellon Corp.
4.975% due 03/14/2030 •		$9,200	9,288

Barclays PLC
4.476% due 11/11/2029 •		5,700	5,661
5.128% (SOFRRATE + 1.490%) due 03/12/2028 ~		3,700	3,723
7.437% due 11/02/2033 •		4,500	5,017

BGC Group, Inc.
8.000% due 05/25/2028		5,000	5,226

Blue Owl Capital Corp.
6.450% due 09/15/2028		4,200	4,255

Blue Owl Finance LLC
3.125% due 06/10/2031		8,100	7,124

BNP Paribas SA
2.871% due 04/19/2032 •		17,000	15,450
5.497% due 05/20/2030 •		8,400	8,553

BPCE SA
5.281% due 05/30/2029		3,500	3,557
6.612% due 10/19/2027 •		8,800	8,853

CaixaBank SA
5.673% due 03/15/2030 •		7,000	7,158

Capital One Financial Corp.
4.722% due 01/30/2032 •		2,300	2,270

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		4,900	4,710

CI Financial Corp.
7.500% due 05/30/2029		4,700	4,928

Citibank NA
4.554% due 06/18/2029 •		2,600	2,598

Citigroup, Inc.
2.572% due 06/03/2031 •		3,905	3,589

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		9,200	9,365

Corebridge Global Funding
4.650% due 08/20/2027		1,000	1,001

CoStar Group, Inc.
2.800% due 07/15/2030		2,000	1,800

Credit Agricole SA
4.656% due 01/12/2032 •		4,700	4,627

Credit Opportunities Partners LLC
6.740% due 03/20/2030 «(h)		1,800	1,794

Credit Suisse AG AT1 Claim		12,700	4,477

Crown Castle, Inc.
2.100% due 04/01/2031		6,200	5,455

CubeSmart LP
2.250% due 12/15/2028		8,200	7,745

Danske Bank AS
4.298% due 04/01/2028 •		14,000	13,984
5.427% due 03/01/2028 •		4,500	4,529

Deutsche Bank AG
5.706% due 02/08/2028 •		600	604

DOC Dr. LLC
4.300% due 03/15/2027		1,550	1,549

EPR Properties
3.750% due 08/15/2029		4,300	4,136

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		970	959

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		4,000	3,999

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		3,246	3,199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.970% due 04/06/2029		$10,500	$10,395
5.850% due 05/17/2027		3,000	3,023
5.918% due 03/20/2028		1,300	1,316
6.798% due 11/07/2028		1,354	1,398
7.350% due 11/04/2027		600	617

GA Global Funding Trust
1.950% due 09/15/2028		15,400	14,440

General Motors Financial Co., Inc.
4.977% (SOFRINDX + 1.350%) due 05/08/2027 ~		9,200	9,248

GLP Capital LP/GLP Financing II, Inc.
5.750% due 06/01/2028		7,900	7,993

Goldman Sachs Bank USA
4.656% due 06/03/2029 •		7,000	7,005

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		5,900	5,851
4.594% due 04/20/2030 •		4,500	4,475

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		14,000	13,635

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	4,000	4,533

GSPA Monetization Trust
6.422% due 10/09/2029		$3,005	3,009

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		7,000	7,180

Highwoods Realty LP
4.125% due 03/15/2028		3,600	3,548

HSBC Holdings PLC
4.899% due 03/03/2029 •		8,000	8,032
5.546% due 03/04/2030 •		4,500	4,581
6.254% due 03/09/2034 •		4,600	4,875
7.390% due 11/03/2028 •		7,200	7,456

ING Groep NV
5.066% due 03/25/2031 •		12,000	12,099

Jackson National Life Global Funding
4.550% due 09/09/2030		6,900	6,772

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		16,000	15,668
5.299% due 07/24/2029 •		9,200	9,321
6.070% due 10/22/2027 •		8,200	8,240

Kilroy Realty LP
3.050% due 02/15/2030		2,200	2,033

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	2,000	2,286

Lloyds Bank PLC
0.000% due 04/02/2032 þ		$14,200	10,674

Lloyds Banking Group PLC
5.985% due 08/07/2027 •		3,700	3,706

Lseg U.S. Fin Corp.
4.250% due 03/23/2029		5,000	4,944

Marsh & McLennan Cos., Inc.
4.650% due 03/15/2030		4,200	4,198

MassMutual Global Funding II
4.300% due 10/22/2027		9,500	9,495
5.050% due 12/07/2027		7,900	7,981

Mid-America Apartments LP
2.750% due 03/15/2030		3,000	2,810

Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		11,600	11,510

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,534
5.382% due 07/10/2030 •		9,300	9,454

Morgan Stanley
4.654% due 10/18/2030 •		9,200	9,152
5.123% due 02/01/2029 •		6,100	6,138
5.173% due 01/16/2030 •		4,500	4,541
5.449% due 07/20/2029 •		9,200	9,323

Morgan Stanley Bank NA
4.504% (SOFRRATE + 0.865%) due 05/26/2028 ~		5,000	5,015
4.713% (SOFRRATE + 1.080%) due 01/14/2028 ~		9,300	9,331
5.504% due 05/26/2028 •		3,600	3,631

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		$15,000	$14,942

Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029		5,700	5,696

Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,604
6.557% due 10/18/2027 •		8,800	8,850

NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,567
5.778% due 03/01/2035 •		8,500	8,818

NatWest Markets PLC
5.022% due 03/21/2030		6,900	6,957

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		17,000	16,852

Nomura Holdings, Inc.
2.172% due 07/14/2028		500	475
2.679% due 07/16/2030		9,400	8,618
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~		7,200	7,257
5.842% due 01/18/2028		4,400	4,479

Norinchukin Bank
4.683% due 03/10/2031		5,100	5,033

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		12,000	11,145

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		3,700	3,014

Prologis LP
4.200% due 02/15/2033	CAD	12,800	9,098

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$3,200	3,216

Realty Income Corp.
3.250% due 06/15/2029		900	867

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(h)		5,000	4,918

Sanders Re III Ltd.
15.870% (BRMMUSDF + 12.320%) due 04/09/2029 ~		5,207	1,708

Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		7,300	7,225
4.858% due 09/11/2030 •		6,375	6,371

Societe Generale SA
4.857% due 07/07/2029 •(b)		10,600	10,599

Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029		7,700	7,674

Sumisho Air Lease Corp.
4.500% due 03/24/2029		4,600	4,562

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		17,000	16,038
4.804% (SOFRRATE + 1.170%) due 07/09/2029 ~		6,700	6,767

Sumitomo Mitsui Trust Bank Ltd.
4.388% (SOFRRATE + 0.750%) due 09/11/2028 ~		3,500	3,516

Sun Communities Operating LP
4.200% due 04/15/2032		16,000	15,328

UBS AG
4.678% due 11/29/2030 •		6,700	6,689

UBS Group AG
3.091% due 05/14/2032 •		1,000	918
3.126% due 08/13/2030 •		2,800	2,659
6.625% due 01/08/2031 •(f)(g)		3,900	3,925

Ventas Realty LP
3.250% due 10/15/2026		4,100	4,088

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	5,710
4.808% due 07/25/2028 •		$7,100	7,120
6.303% due 10/23/2029 •		11,000	11,380

Welltower OP LLC
3.100% due 01/15/2030		7,000	6,653

			861,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 12.5%

Abu Dhabi National Energy Co. PJSC
4.375% due 10/09/2031		$7,000	$6,825

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		4,200	4,141

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		8,680	8,681

Amdocs Ltd.
2.538% due 06/15/2030		6,900	6,224

American Airlines Pass-Through Trust
3.000% due 04/15/2030		4,501	4,362
3.250% due 04/15/2030		2,306	2,205
3.500% due 08/15/2033		4,654	4,286
5.250% due 05/10/2040		2,000	1,991

American Medical Systems Europe BV
3.375% due 03/08/2029	EUR	6,300	7,251

Amgen, Inc.
5.250% due 03/02/2030		$7,300	7,439

BAE Systems PLC
1.900% due 02/15/2031		5,300	4,686

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		1,800	1,781

Bayer U.S. Finance LLC
6.125% due 11/21/2026		2,600	2,614
6.250% due 01/21/2029		5,898	6,091
6.375% due 11/21/2030		4,300	4,527
6.875% due 11/21/2053		500	549

Beignet Investor LLC
6.581% due 05/30/2049		45,300	46,235

BMW U.S. Capital LLC
4.750% due 03/21/2028		9,500	9,535

Broadcom, Inc.
2.600% due 02/15/2033		16,900	14,695
3.137% due 11/15/2035		1,720	1,462

Centene Corp.
2.450% due 07/15/2028		5,175	4,920
3.000% due 10/15/2030		6,400	5,796
4.250% due 12/15/2027		1,520	1,513

Charter Communications Operating LLC/Charter Communications Operating Capital
6.100% due 06/01/2029		7,600	7,787

Cheniere Energy Partners LP
3.250% due 01/31/2032 (j)		4,100	3,759

Cigna Group
5.000% due 05/15/2029		7,500	7,593

Conagra Brands, Inc.
5.000% due 08/01/2030		1,300	1,300
5.750% due 08/01/2035 (j)		6,900	6,973

CVS Health Corp.
5.000% due 01/30/2029		6,500	6,560

Daimler Truck Finance North America LLC
5.000% due 01/15/2027		3,700	3,714

Duke University
2.682% due 10/01/2044		18,900	13,981

Emory University
2.143% due 09/01/2030		12,700	11,525

Enbridge, Inc.
5.900% due 11/15/2026		2,900	2,913

Energy Transfer LP
6.050% due 12/01/2026		4,400	4,429
6.400% due 12/01/2030		1,000	1,059

Entergy Louisiana LLC
2.350% due 06/15/2032		15,500	13,590

EOG Resources, Inc.
4.400% due 07/15/2028		7,800	7,790

Expedia Group, Inc.
3.250% due 02/15/2030		11,700	11,115

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		1,700	1,662

Fiserv, Inc.
4.550% due 02/15/2031		3,900	3,809

Fox Corp.
4.709% due 01/25/2029		5,600	5,597

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gartner, Inc.
3.750% due 10/01/2030		$530	$484

Global Payments, Inc.
4.550% due 03/15/2028		6,900	6,871

Gray Oak Pipeline LLC
3.450% due 10/15/2027		13,300	13,064

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,500	2,591
6.510% due 02/23/2042		4,900	5,179

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	4,300	4,877

HCA, Inc.
3.500% due 09/01/2030		$1,850	1,756
4.125% due 06/15/2029		5,833	5,744
5.200% due 06/01/2028		1,500	1,515
5.450% due 04/01/2031		2,300	2,351
5.875% due 02/01/2029		1,686	1,725

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028		17,000	16,100

Hyundai Capital America
2.100% due 09/15/2028		14,200	13,404
5.300% due 01/08/2029		5,500	5,565
6.500% due 01/16/2029		2,400	2,492

International Flavors & Fragrances, Inc.
1.832% due 10/15/2027		1,276	1,233

Las Vegas Sands Corp.
5.650% due 05/18/2033		6,700	6,702

Mars, Inc.
4.800% due 03/01/2030		6,400	6,420

Mercedes-Benz Finance North America LLC
4.900% due 11/15/2027		9,000	9,047

MPLX LP
4.000% due 03/15/2028		6,900	6,836

National Football League
5.480% due 10/05/2028 «(h)		2,400	2,416

National Fuel Gas Co.
5.050% due 10/15/2031		4,000	3,983

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (j)		16,600	15,468

NTT Finance Corp.
4.567% due 07/16/2027		400	400
4.620% due 07/16/2028		400	399
4.876% due 07/16/2030		600	599
4.943% (SOFRRATE + 1.310%) due 07/16/2030 ~		1,000	1,019
5.171% due 07/16/2032		1,500	1,500
5.502% due 07/16/2035		400	403

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667% due 10/01/2050		3,000	1,842

Oracle Corp.
4.500% due 05/06/2028		4,900	4,870
4.650% due 05/06/2030		4,900	4,807
4.800% due 08/03/2028		4,000	3,992

Paramount Global
3.700% due 06/01/2028		1,200	1,165

Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/2033		1,700	1,684

QatarEnergy
4.625% due 06/23/2029		2,890	2,872

Quanta Services, Inc.
4.300% due 08/09/2028		9,800	9,762

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		26,860	26,786

Rogers Communications, Inc.
3.650% due 03/31/2027	CAD	1,500	1,062

RTX Corp.
5.750% due 11/08/2026		$6,400	6,428

Salesforce, Inc.
4.500% due 03/15/2028		2,450	2,448
4.650% due 03/15/2029		2,450	2,449

Saudi Arabian Oil Co.
4.375% due 02/02/2031		4,600	4,500

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		$3,745	$3,756

Sutter Health
3.161% due 08/15/2040		13,100	10,191

Synopsys, Inc.
4.650% due 04/01/2028		1,300	1,302
4.850% due 04/01/2030		3,800	3,807

T-Mobile USA, Inc.
4.200% due 10/01/2029		8,000	7,903
4.850% due 01/15/2029		5,475	5,509

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	315	444
9.750% due 10/10/2027		73	103

TransCanada PipeLines Ltd.
3.800% due 04/05/2027	CAD	1,900	1,345

United Airlines Pass-Through Trust
3.100% due 01/07/2030		$551	540
5.800% due 07/15/2037		8,287	8,627

Venture Global LNG, Inc.
6.375% due 12/15/2034		1,800	1,770
6.625% due 06/15/2036		1,800	1,775
9.875% due 02/01/2032		4,500	4,806

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		600	614
6.500% due 01/15/2034		2,000	2,085
6.750% due 01/15/2036		1,600	1,697

Virgin Media Secured Finance PLC
4.500% due 08/15/2030		200	170

Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031		200	165
5.625% due 04/15/2032	EUR	2,300	2,316
6.750% due 01/15/2033		$200	170
7.750% due 04/15/2032		1,200	1,085

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	9,668
4.750% due 11/13/2028		16,100	16,059

			573,682

UTILITIES 5.6%

AES Corp.
3.950% due 07/15/2030		6,400	6,133

Alliant Energy Finance LLC
5.950% due 03/30/2029		4,400	4,525

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041		4,226	4,182

AT&T, Inc.
4.500% due 05/15/2035 (j)		15,550	14,647

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		3,100	3,222

Constellation Energy Generation LLC
3.900% due 01/08/2028		3,800	3,768
4.400% due 01/15/2031		5,800	5,704

DTE Energy Co.
5.100% due 03/01/2029		4,600	4,653

Duke Energy Corp.
3.750% due 04/01/2031	EUR	800	926

Duke Energy Progress LLC
2.000% due 08/15/2031		$12,000	10,602

Edison International
5.450% due 06/15/2029		9,400	9,496
6.250% due 03/15/2030		2,250	2,313

EDP Finance BV
1.710% due 01/24/2028		13,300	12,741

Electricite de France SA
6.000% due 04/22/2064		3,400	3,256

ENEL Finance International NV
2.500% due 07/12/2031		17,000	15,147
5.125% due 06/26/2029		8,600	8,705

Eversource Energy
5.950% due 02/01/2029		6,700	6,893

FORESEA Holding SA
7.500% due 06/15/2030		497	491

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Georgia Power Co.
4.600% due 06/15/2029		$7,700	$7,715

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,100	1,069

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,100	2,082

National Grid PLC
5.602% due 06/12/2028		3,300	3,360
5.809% due 06/12/2033		3,500	3,646

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		19,000	17,337

Oncor Electric Delivery Co. LLC
5.700% due 06/24/2033	AUD	11,750	8,179

Pacific Gas & Electric Co.
2.500% due 02/01/2031		$2,790	2,504
3.300% due 03/15/2027		3,100	3,073
3.300% due 12/01/2027		200	196
3.300% due 08/01/2040		4,300	3,227
4.200% due 03/01/2029		11,000	10,847
4.250% due 03/15/2046		1,500	1,162
4.550% due 07/01/2030		8,700	8,570
4.650% due 08/01/2028		2,000	1,995
4.750% due 02/15/2044		1,900	1,612
5.450% due 06/15/2027		3,100	3,124
5.700% due 03/01/2035		1,900	1,921
6.400% due 06/15/2033		3,900	4,128

PacifiCorp
5.100% due 04/15/2031		2,200	2,221
5.450% due 02/15/2034		9,300	9,411

Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~		10,400	10,449

Southern California Edison Co.
4.125% due 03/01/2048		950	717
4.650% due 10/01/2043		200	169
5.150% due 06/01/2029		9,200	9,299
5.250% due 03/15/2030		4,300	4,349

Southwestern Electric Power Co.
4.100% due 09/15/2028		1,361	1,346

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033		9,200	9,250

WEC Energy Group, Inc.
1.375% due 10/15/2027		4,525	4,353

			254,715

Total Corporate Bonds & Notes (Cost $1,722,616)			1,690,162

MUNICIPAL BONDS & NOTES 0.6%

ILLINOIS 0.1%

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031		5,000	4,644
3.007% due 01/01/2033		2,000	1,804

			6,448

LOUISIANA 0.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034		6,900	6,986

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.246% due 11/01/2031		2,500	2,236

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		5,456	5,544

			7,780

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.151% due 06/01/2032	$7,095	$6,348

Total Municipal Bonds & Notes (Cost $28,951)		27,562

U.S. GOVERNMENT AGENCIES 41.5%

Federal Home Loan Mortgage Corp.
2.000% due 02/01/2052 - 03/01/2052	19,431	15,592
2.500% due 07/01/2039 - 03/01/2040	689	621
3.000% due 04/01/2052	35,967	31,457
3.500% due 08/01/2026 - 06/01/2048	2,288	2,112
4.000% due 04/01/2029 - 10/01/2052	7,837	7,377
4.500% due 03/01/2029 - 04/01/2029	155	155
5.000% due 02/01/2053 - 06/01/2053	30,042	29,794
5.500% due 10/01/2034 - 01/01/2055	24,951	25,139
6.000% due 02/01/2033 - 04/01/2055	7,175	7,482
6.500% due 10/01/2037	2	2
7.500% due 01/01/2032 - 03/01/2032	9	10

Federal Home Loan Mortgage Corp. REMICS
3.897% due 10/15/2043 •	3,429	3,372
4.114% due 08/15/2040 - 10/15/2040 •	4,235	4,173
4.427% due 05/15/2037 •	136	137
4.642% due 07/25/2056 •	3,300	3,301
4.650% due 07/25/2056 •	6,400	6,410
4.928% due 05/25/2054 •	5,683	5,697
6.500% due 04/15/2029	3	3
7.500% due 07/15/2030	0	1

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 02/25/2045 •	40	39

Federal National Mortgage Association
2.000% due 02/01/2052 - 03/01/2052	31,207	25,031
2.500% due 02/01/2035	2,497	2,403
3.000% due 09/01/2027 - 04/01/2052	50,832	45,065
3.500% due 08/01/2026 - 09/01/2047	185	182
4.000% due 06/01/2029 - 10/01/2052	10,775	10,191
4.300% due 11/01/2029	1,500	1,487
4.432% due 10/01/2032 •	17	17
4.500% due 03/01/2029 - 05/01/2053	18,478	17,867
4.662% due 12/01/2036 •	10	10
4.893% due 11/01/2035 •	2	2
4.966% due 06/01/2043 •	102	103
4.967% due 07/01/2044 •	23	23
5.000% due 06/01/2027 - 07/01/2053	27,665	27,427
5.178% due 09/01/2034 •	6	6
5.325% due 04/01/2035 •	91	92
5.500% due 01/01/2032 - 07/01/2054	15,736	15,893
6.000% due 05/01/2033 - 01/01/2054	1,737	1,805
6.215% due 09/01/2039 •	5	5
6.224% due 05/01/2038 •	1,432	1,486
6.239% due 08/01/2035 •	78	80
6.590% due 09/01/2035 •	9	9
7.000% due 06/01/2032	25	25

Federal National Mortgage Association REMICS
2.260% due 08/25/2055 ~(a)	2,335	111
3.787% due 12/25/2036 •	36	36
3.913% due 07/25/2037 •	108	106
3.992% due 05/25/2037 •	9	8

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.074% due 06/25/2055 •	$535	$530
4.152% due 09/25/2035 •	73	72
4.242% due 02/25/2042 •	2,773	2,754
4.528% due 09/25/2054 •	5,713	5,739
5.000% due 04/25/2033	82	82
6.039% due 05/25/2035 ~	14	14

Federal National Mortgage Association Trust
4.092% due 03/25/2044 •	67	67

Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)	14,880	598

Government National Mortgage Association
2.000% due 04/20/2052	529	434
2.500% due 04/20/2052	9,423	8,062
3.000% due 07/15/2045 - 08/15/2045	885	791
3.500% due 07/20/2052 - 03/20/2053	14,354	13,104
4.000% due 06/15/2049 - 07/20/2055	8,431	7,865
4.500% due 04/20/2048 - 05/20/2048	2,338	2,287
5.000% due 02/20/2027 - 02/20/2032 •	20	20
5.000% due 07/20/2049	331	332
5.125% due 10/20/2029 - 11/20/2029 •	6	6
6.000% due 12/15/2038 - 11/15/2039	6	6

Government National Mortgage Association REMICS
4.035% due 10/20/2043 •	2,417	2,347
4.059% due 01/20/2072 •	223	223
4.211% due 08/20/2066 •	8	8
4.361% due 07/20/2065 - 08/20/2065 •	2,943	2,948
4.409% due 01/20/2073 •	8,296	8,367
4.489% due 02/20/2073 - 03/20/2073 •	18,181	18,364
4.509% due 01/20/2073 •	7,487	7,580
4.531% due 10/20/2066 •	1,067	1,072
4.561% due 06/20/2066 •	552	555
4.579% due 12/20/2073 •	18,385	18,670
4.591% due 08/20/2066 •	2,225	2,237
4.629% due 12/20/2072 •	5,869	5,974
4.761% due 01/20/2066 •	500	504
4.898% due 04/20/2067 •	2,036	2,051
5.197% due 06/20/2067 •	78	79
6.907% due 09/20/2066 ~	2,967	3,039

Government National Mortgage Association, TBA
2.000% due 08/01/2056	15,300	12,529
4.000% due 07/01/2056 - 08/01/2056	43,600	40,521
4.500% due 07/01/2056	40,400	38,811
5.000% due 07/01/2056 - 08/01/2056	62,425	61,520
6.000% due 09/01/2056	32,060	32,657

Uniform Mortgage-Backed Security, TBA
3.000% due 03/01/2056 - 08/01/2056	233,759	203,736
4.000% due 09/01/2056	153,460	143,317
4.500% due 07/01/2056 - 09/01/2056	395,500	378,621
5.000% due 07/01/2056 - 08/01/2056	271,445	266,527
5.500% due 07/01/2056 - 09/01/2056	210,600	210,944
6.000% due 09/01/2056	99,000	100,800

Total U.S. Government Agencies (Cost $1,907,381)		1,899,108

U.S. TREASURY OBLIGATIONS 21.5%

U.S. Treasury Bonds
1.375% due 11/15/2040	75,700	48,964
1.375% due 08/15/2050	21,600	10,601
1.625% due 11/15/2050	6,800	3,556
1.750% due 08/15/2041	6,300	4,225
1.875% due 02/15/2041	69,000	47,897
1.875% due 02/15/2051	50,280	27,959
1.875% due 11/15/2051	11,825	6,501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 11/15/2041		$6,300	$4,365
2.000% due 02/15/2050		45,500	26,525
2.000% due 08/15/2051		30,125	17,158
2.250% due 05/15/2041		23,700	17,285
2.250% due 08/15/2049		64,989	40,438
2.375% due 02/15/2042		8,400	6,129
2.375% due 11/15/2049		22,158	14,120
2.375% due 05/15/2051		10,093	6,315
2.500% due 02/15/2045		9,800	6,876
2.750% due 08/15/2047		3,800	2,688
2.875% due 05/15/2049		62,500	44,399
3.000% due 05/15/2042		2,400	1,911
3.000% due 11/15/2044		155,300	118,835
3.000% due 02/15/2048		9,900	7,292
3.000% due 08/15/2048		4,100	3,005
3.000% due 02/15/2049		17,900	13,056
3.125% due 11/15/2041 (l)		20,500	16,750
3.125% due 08/15/2044 (l)		30,300	23,718
3.125% due 05/15/2048		3,500	2,631
3.250% due 05/15/2042		1,500	1,236
3.375% due 08/15/2042		2,000	1,669
3.375% due 05/15/2044 (l)(n)		10,100	8,237
3.375% due 11/15/2048		17,700	13,850
3.625% due 08/15/2043		30,325	25,841
3.625% due 02/15/2044 (n)		2,900	2,458
3.750% due 08/15/2041		27,700	24,631
3.875% due 05/15/2043		16,083	14,221
4.000% due 11/15/2042		16,490	14,885
4.250% due 08/15/2054		13,300	11,877
4.375% due 05/15/2041		3,488	3,344
4.375% due 08/15/2043		21,019	19,771
4.500% due 02/15/2044		6,613	6,300
4.500% due 11/15/2054		6,100	5,680
4.625% due 05/15/2044		7,100	6,861
4.625% due 11/15/2045		7,700	7,397
4.625% due 05/15/2054 (l)		19,600	18,618
4.625% due 11/15/2055		13,100	12,464
4.875% due 08/15/2045		12,869	12,774

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051		51,790	27,424
0.250% due 02/15/2050		14,244	8,034
0.625% due 02/15/2043		1,882	1,374
0.750% due 02/15/2045		28,276	20,096
0.875% due 02/15/2047		5,241	3,687
1.000% due 02/15/2046		562	413
1.000% due 02/15/2049		3,308	2,324
1.375% due 02/15/2044		3,428	2,801
1.500% due 02/15/2053		6,278	4,774
2.125% due 02/15/2054		14,970	13,087
2.375% due 02/15/2055		3,271	3,012

U.S. Treasury Notes
3.500% due 01/31/2030		16,125	15,765
3.750% due 04/30/2028 (l)		90,725	90,080
3.875% due 04/30/2030		15,075	14,913
4.000% due 01/31/2031 (l)		4,525	4,486
4.125% due 03/31/2031 (l)		3,420	3,408
4.250% due 02/28/2031		4,425	4,433
4.375% due 05/15/2036 (j)		5,792	5,762
4.625% due 04/30/2031		7,514	7,649

U.S. Treasury STRIPS
0.000% due 08/15/2040 (a)		3,700	1,862
0.000% due 02/15/2041 (a)		2,700	1,318
0.000% due 05/15/2041 (a)		700	337
0.000% due 08/15/2041 (a)		900	427
0.000% due 05/15/2042 (a)		15,100	6,849
0.000% due 08/15/2042 (a)		6,800	3,037

Total U.S. Treasury Obligations (Cost $1,178,531)			982,665

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%

Alba PLC
4.036% due 03/17/2039 •	GBP	3,820	5,047

American Home Mortgage Investment Trust
6.700% due 06/25/2036 þ		$11,432	1,339

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		550	508

Banc of America Funding Trust
5.000% due 07/26/2036		19,510	2,649
5.365% due 05/25/2035 ~		62	60

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2037	$1,101	$855

Banc of America Mortgage Trust
6.247% due 05/25/2033 ~	1	1

BCAP LLC Trust
4.183% due 05/25/2047 •	975	960
4.440% due 03/26/2037 þ	51	51

Bear Stearns ALT-A Trust
4.494% due 05/25/2036 ~	1,095	499
4.642% due 09/25/2035 ~	311	160
5.044% due 05/25/2035 ~	242	233

Bear Stearns ARM Trust
4.498% due 07/25/2034 ~	126	117
4.723% due 01/25/2035 ~	33	32
4.861% due 04/25/2034 ~	135	120
5.125% due 01/25/2035 ~	71	64
5.581% due 11/25/2034 ~	272	255
5.698% due 01/25/2034 ~	69	66
5.950% due 02/25/2036 •	9	9
6.000% due 04/25/2033 ~	11	11

Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~	408	317
4.750% due 01/26/2036 ~	457	319

Benchmark Mortgage Trust
3.458% due 03/15/2055 ~	15,000	13,860

CD Mortgage Trust
3.431% due 08/15/2050	5,900	5,812

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	6,992	6,217

Chase Mortgage Finance Trust
4.040% due 01/25/2036 ~	536	481

CHL Mortgage Pass-Through Trust
4.669% due 11/25/2034 ~	222	214
4.959% due 02/20/2035 ~	19	19
6.224% due 02/20/2036 •	32	28

Citigroup Mortgage Loan Trust, Inc.
4.133% due 05/25/2035 ~	85	82
5.500% due 12/25/2035	1,753	810
5.860% due 09/25/2035 •	377	380
6.480% due 10/25/2035 •	25	26

Countrywide Alternative Loan Trust
4.134% due 09/20/2046 •	596	633
4.143% due 09/25/2046 •	4,622	4,592
4.163% due 05/25/2036 •	499	450
4.763% due 08/25/2035 •	2,134	1,085
6.000% due 03/25/2035	6,686	5,186
6.000% due 02/25/2037	5,554	1,979
6.000% due 08/25/2037	4,356	2,481

Cross Mortgage Trust
6.093% due 04/25/2069 þ	2,972	2,983

CSAIL Commercial Mortgage Trust
2.968% due 12/15/2052	7,446	7,008

CSMC Trust
5.140% due 07/15/2038 •	1,500	1,253

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.063% due 03/25/2037 •	1,878	1,818
4.263% due 02/25/2035 •	57	54

DOLP Trust
2.956% due 05/10/2041	20,100	17,930

First Horizon Alternative Mortgage Securities Trust
4.493% due 08/25/2035 ~	700	572

First Horizon Mortgage Pass-Through Trust
4.628% due 10/25/2035 ~	391	357

GreenPoint Mortgage Funding Trust
4.123% due 09/25/2046 •	80	76

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	8,510	7,625

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	3,037	2,949

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~	10,121	8,354

GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~	12,288	10,181

GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~	77	67
4.837% due 09/25/2035 ~	287	276

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.194% due 05/19/2035 •		$103	$100
4.330% due 07/19/2035 ~		413	307
5.029% due 12/19/2035 ~		1,195	546
5.254% due 10/19/2035 •		1,170	840

Hilton USA Trust
2.828% due 11/05/2035		14,400	12,006

IndyMac INDX Mortgage Loan Trust
3.440% due 06/25/2036 ~		3,799	2,615
4.103% due 01/25/2037 •		985	920

JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		13,200	12,225
7.235% due 10/05/2040		6,800	7,003

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		11,551	10,305
3.894% due 10/25/2036 ~		963	670
4.176% due 12/26/2037 ~		4,298	3,642
4.838% due 08/25/2034 ~		276	275
5.750% due 01/25/2036		311	135
5.990% due 07/25/2064 ~		1,243	1,246

JP Morgan Resecuritization Trust
4.418% due 05/26/2036 ~		7,022	4,663

Landmark Mortgage Securities No. 3 PLC
4.146% due 04/17/2044 •	GBP	6,994	9,136

Manhattan West Mortgage Trust
2.130% due 09/10/2039		$16,100	15,587

MASTR Adjustable Rate Mortgages Trust
5.098% due 08/25/2034 ~		1,490	1,143

Merrill Lynch Mortgage Investors Trust
4.641% due 04/25/2035 ~		502	459

MFA Trust
2.479% due 03/25/2065 ~		985	963

Morgan Stanley Mortgage Loan Trust
4.763% due 07/25/2035 ~		776	624

MortgageIT Trust
4.383% due 12/25/2035 •		359	362

MSSG Trust
3.397% due 09/13/2039		17,400	16,714

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		11,317	9,736
6.864% due 10/25/2063 þ		4,303	4,312

Nomura Resecuritization Trust
4.310% due 11/26/2036 •		11,792	10,283

OBX Trust
3.000% due 01/25/2052 ~		11,587	9,962

One New York Plaza Trust
4.690% due 01/15/2036 •		16,330	15,913

Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~		1,978	1,880

Prime Mortgage Trust
4.163% due 02/25/2034 •		10	9

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	79,800	55,069
5.713% due 12/30/2057 «(b)		2,000	1,382
5.863% due 12/30/2057 «(b)		2,000	1,382
6.163% due 12/30/2057 «(b)		800	553
6.563% due 12/30/2057 «(b)		900	622

RALI Trust
3.963% due 05/25/2037 •		$3,359	3,222
5.129% due 12/25/2035 ~		161	134
6.000% due 09/25/2036		343	276
6.500% due 09/25/2036		3,106	1,154

Residential Asset Securitization Trust
4.213% due 10/25/2035 •		737	399

RFMSI Trust
6.000% due 06/25/2037		995	808

SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •		13,680	13,683

STARM Mortgage Loan Trust
5.644% due 02/25/2037 ~		436	374

Stripe 3Y Global Holdings, Inc.
4.880% due 03/26/2029 «(h)		4,500	4,430

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stripe Global Holdings, Inc.
5.170% due 03/26/2031 «(h)		$4,500	$4,399

Structured Adjustable Rate Mortgage Loan Trust
3.851% due 01/25/2035 ~		151	150
4.163% due 04/25/2047 •		536	451
4.329% due 11/25/2035 ~		3,565	2,232

Structured Asset Mortgage Investments II Trust
4.254% due 07/19/2035 •		219	212

Structured Asset Mortgage Investments Trust
4.414% due 09/19/2032 •		1	1

Thornburg Mortgage Securities Trust
6.039% due 06/25/2047 •		1,254	1,095
6.089% due 03/25/2037 •		412	292

Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •	GBP	5,309	7,047

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$10,179	9,753

UWM Mortgage Trust
2.500% due 12/25/2051 ~		11,508	9,527

Verus Securitization Trust
6.338% due 04/25/2069 þ		2,031	2,042

WaMu Mortgage Pass-Through Certificates Trust
3.078% due 05/25/2037 ~		1,423	1,207
3.911% due 12/25/2036 ~		2,870	2,594
4.034% due 12/25/2036 ~		109	101
4.263% due 02/25/2045 •		3,665	3,564
4.343% due 10/25/2045 •		59	57
4.590% due 07/25/2037 ~		1,758	1,614
4.814% due 01/25/2046 •		277	271

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)	GBP	0	1,950
4.696% due 12/21/2049 •		3,535	4,713
5.396% due 12/21/2049 •		2,259	3,015
5.896% due 12/21/2049 •		1,179	1,564
6.396% due 12/21/2049 •		674	892
6.896% due 12/21/2049 •		674	885

Worldwide Plaza Trust
3.526% due 11/10/2036		$6,000	4,948

Total Non-Agency Mortgage-Backed Securities (Cost $456,974)			422,155

ASSET-BACKED SECURITIES 6.3%

AUTOMOBILE SEQUENTIAL 0.1%

CarMax Auto Owner Trust
4.750% due 10/15/2027		183	182

FHF Trust
6.570% due 06/15/2028		51	51

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036		4,600	4,640

			4,873

CMBS OTHER 0.6%

Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		3,686	3,694

AREIT Trust
4.856% due 01/20/2037 •		2,988	2,992
5.878% due 06/17/2039 •		6,891	6,907

GS REFT Issuer Ltd.
5.139% due 10/19/2043 •		3,200	3,208

KREF Ltd.
5.089% due 02/17/2039 •		1,814	1,815

MF1 Ltd.
4.832% due 10/16/2036 •		2,591	2,592
4.989% due 02/19/2037 •		4,972	4,974

			26,182

HOME EQUITY OTHER 3.3%

Accredited Mortgage Loan Trust
4.023% due 09/25/2036 •		207	206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACE Securities Corp. Home Equity Loan Trust
4.003% due 12/25/2036 •	$1,726	$913
4.063% due 07/25/2036 •	4,479	1,279
4.203% due 08/25/2036 •	9,304	2,108

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.468% due 11/25/2035 •	370	369
4.873% due 03/25/2035 •	3,864	3,829

Argent Securities Trust
4.063% due 07/25/2036 •	14,886	3,977
4.143% due 03/25/2036 •	4,740	2,679

Bear Stearns Asset-Backed Securities I Trust
4.063% due 11/25/2036 •	2,272	2,229
4.083% due 08/25/2036 •	334	327

C-BASS Trust
3.883% due 11/25/2036 •	257	119

Countrywide Asset-Backed Certificates Trust
4.043% due 06/25/2047 •	4,605	4,242
4.210% due 10/25/2046 þ	8,144	6,901
4.223% due 05/25/2037 •	4,667	4,333
4.663% due 09/25/2036 •	1,195	1,139

EMC Mortgage Loan Trust
4.503% due 05/25/2040 •	35	35

Fremont Home Loan Trust
3.883% due 01/25/2037 •	52	23
4.378% due 11/25/2035 •	8,347	7,587

GSAA Home Equity Trust
6.500% due 10/25/2037	8,758	4,642

GSAA Trust
5.995% due 03/25/2046 ~	5,311	1,805

GSAMP Trust
3.943% due 06/25/2036 •	2,451	1,322

Home Equity Loan Trust
3.993% due 04/25/2037 •	3,248	3,177

JP Morgan Mortgage Acquisition Corp.
2.750% due 10/25/2035 •	91	91
4.348% due 05/25/2035 •	376	374

JP Morgan Mortgage Acquisition Trust
3.983% due 08/25/2036 •	1,744	1,324
4.243% due 08/25/2036 •	898	684

Long Beach Mortgage Loan Trust
4.083% due 05/25/2036 •	32,735	9,302

MASTR Asset-Backed Securities Trust
4.243% due 03/25/2036 •	3,038	1,765

Merrill Lynch Mortgage Investors Trust
3.817% due 03/25/2037 þ	3,879	702
3.983% due 07/25/2037 •	2,228	831
4.243% due 08/25/2037 •	2,010	962

Morgan Stanley ABS Capital I, Inc. Trust
3.943% due 05/25/2037 •	5,752	5,280
4.063% due 06/25/2036 •	3,340	1,630
4.063% due 07/25/2036 •	5,512	1,963
4.263% due 08/25/2036 •	9,510	4,687

New Century Home Equity Loan Trust
4.648% due 05/25/2034 •	5,797	6,107

Newcastle Mortgage Securities Trust
4.483% due 03/25/2036 •	6,757	6,661

NovaStar Mortgage Funding Trust
4.243% due 11/25/2036 •	2,225	670

Option One Mortgage Loan Trust
3.903% due 03/25/2037 •	3,063	2,775
4.203% due 05/25/2037 •	6,577	3,971

Option One Mortgage Loan Trust Asset-Backed Certificates
4.453% due 11/25/2035 •	4,764	4,623

Ownit Mortgage Loan Trust
3.983% due 09/25/2037 •	1,659	733
3.999% due 05/25/2037 •	16,582	14,085
4.243% due 09/25/2037 •	8,156	3,605

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.888% due 03/25/2035 •	416	414

RASC Trust
4.423% due 12/25/2035 •	1,690	1,493

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		$12,617	$3,671

Residential Asset Securities Corporation Trust
4.363% due 02/25/2036 •		1,688	1,675

Securitized Asset-Backed Receivables LLC Trust
4.023% due 05/25/2037 •		544	428

SG Mortgage Securities Trust
4.303% due 02/25/2036 •		1,879	918

Soundview Home Loan Trust
3.983% due 02/25/2037 •		7,176	1,917
4.663% due 10/25/2037 •		10,524	8,385

Structured Asset Securities Corp. Mortgage Loan Trust
4.663% due 05/25/2037 •		1,669	1,646

Wachovia Mortgage Loan Trust LLC
4.453% due 10/25/2035 •		3,750	3,454

WaMu Asset-Backed Certificates Trust
4.063% due 01/25/2037 •		2,331	1,046
4.263% due 04/25/2037 •		4,574	1,632

			152,745

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.023% due 03/25/2037 •		302	301

Saxon Asset Securities Trust
4.103% due 10/25/2046 •		669	665

			966

WHOLE LOAN COLLATERAL 0.2%

Citigroup Mortgage Loan Trust, Inc.
7.250% due 05/25/2036 þ		2,185	1,056

Specialty Underwriting & Residential Finance Trust
4.063% due 11/25/2037 •		10,442	5,684

			6,740

OTHER ABS 2.1%

ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		8,800	8,809

Avoca CLO XXV DAC
3.164% due 10/15/2034 •	EUR	5,000	5,717

Bain Capital Credit CLO Ltd.
4.814% due 04/22/2035 •		$3,350	3,353
4.840% due 07/17/2035 •		10,250	10,260

Benefit Street Partners CLO XXII Ltd.
4.825% due 04/20/2035 •		7,500	7,504

Cumulus Static CLO DAC
3.483% due 11/15/2033 •	EUR	4,639	5,304

ICG U.S. CLO Ltd.
4.825% due 10/20/2034 •		$5,700	5,707

KKR CLO 41 Ltd.
5.003% due 04/15/2035 •		7,000	7,009

Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •		10,700	10,712

Nelnet Student Loan Trust
4.670% due 06/22/2065		4,943	4,844
4.959% due 06/22/2065 •		3,938	3,949
5.809% due 02/20/2041 •		1,732	1,767
6.640% due 02/20/2041		1,850	1,897

Post CLO Ltd.
4.775% due 04/20/2035 •		13,700	13,713

Rockford Tower CLO Ltd.
4.875% due 07/20/2035 •		7,050	7,058

Venture 33 CLO Ltd.
4.995% due 07/15/2031 •		214	214

			97,817

Total Asset-Backed Securities (Cost $333,329)			289,323

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 10.9%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		$4,500	$4,485
4.875% due 04/30/2029		2,300	2,317
5.000% due 04/30/2034		2,200	2,238

Australia Government Bonds
2.750% due 06/21/2035	AUD	17,800	10,588

Brazil Government International Bonds
6.125% due 03/15/2034		$9,200	9,261

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL	74,144	13,892
0.000% due 04/01/2027 (d)		44,835	7,892

Canada Government Bonds
3.250% due 12/01/2034	CAD	6,311	4,445

Chile Government International Bonds
0.830% due 07/02/2031	EUR	14,400	14,516

Colombia Government International Bonds
5.375% due 01/21/2029		$1,300	1,298
6.500% due 01/21/2033		1,300	1,322

Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	1,000	1,219

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,000	1,481

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$10,700	10,757

European Union
2.875% due 10/05/2029	EUR	17,800	20,452

Italy Buoni Poliennali Del Tesoro
1.100% due 08/15/2031 (e)		1,751	2,000
1.250% due 09/15/2032 (e)		1,841	2,117
1.300% due 05/15/2028 (e)		19,068	21,846

Ivory Coast Government International Bonds
5.875% due 10/17/2031		6,200	7,305

Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY	126,700	538
2.300% due 12/20/2054		1,614,300	7,184
2.400% due 03/20/2055		2,016,400	9,190
2.800% due 06/20/2055		1,240,000	6,170
3.200% due 09/20/2055		1,490,000	8,046
3.700% due 03/20/2056		767,400	4,561

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,040,000	9,950
2.400% due 03/20/2045		1,140,000	5,915
2.700% due 09/20/2045		99,550	538

Korea Development Bank
4.330% (SOFRRATE + 0.700%) due 10/23/2026 ~		$1,900	1,906

Kuwait International Government Bonds
4.016% due 10/09/2028		2,500	2,468
4.136% due 10/09/2030		2,500	2,454
4.652% due 10/09/2035		1,900	1,858
4.804% due 04/20/2033		4,400	4,393

Mexico Government International Bonds
3.500% due 09/19/2029	EUR	3,200	3,633
4.500% due 03/19/2034		3,200	3,648
5.125% due 03/19/2038		1,300	1,479
5.625% due 02/09/2034		$300	296
6.000% due 05/07/2036		2,700	2,698
6.250% due 08/27/2037		4,500	4,506

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	9,500	5,187
2.000% due 03/08/2033		900	519
4.750% due 02/20/2037		2,400	1,576

Peru Government Bonds
6.850% due 08/12/2035	PEN	9,950	3,063
7.300% due 08/12/2033		98,080	32,145

Peru Government International Bonds
6.150% due 08/12/2032		27,070	8,577
6.950% due 08/12/2031		22,241	7,402

Province of Quebec
4.450% due 09/01/2034	CAD	23,900	17,830

Qatar Government International Bonds
4.800% due 04/08/2033		$9,000	9,048

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	7,300	$4,156
4.500% due 08/22/2035		1,800	1,179

Republic of Poland Government International Bonds
5.125% due 09/18/2034		$4,600	4,628

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	21,300	1,115
7.000% due 02/28/2031		118,900	7,011
8.500% due 01/31/2037		85,000	5,170
8.750% due 01/31/2044		5,390	323
8.750% due 02/28/2048		12,000	721
8.875% due 02/28/2035 (j)		495,080	31,323
9.000% due 01/31/2040		20,900	1,291

Republic of South Africa Government International Bonds
7.100% due 11/19/2036		$3,000	3,223

Romania Government International Bonds
3.624% due 05/26/2030	EUR	14,000	15,717

Saudi Government International Bonds
4.125% due 01/12/2029		$4,500	4,436
4.750% due 01/18/2028		9,700	9,706
4.750% due 01/16/2030		9,200	9,188
5.125% due 01/13/2028		3,200	3,222

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	7,700	3,742
2.250% due 09/15/2033		3,500	2,014

U.K. Gilts
0.500% due 10/22/2061	GBP	1,700	541
3.750% due 03/07/2027		45,000	59,573
4.375% due 07/31/2054		20,695	23,074

Western Australian Treasury Corp.
5.750% due 10/24/2039	AUD	700	496

Total Sovereign Issues (Cost $501,491)			498,058

		SHARES
COMMON STOCKS 0.1%

INDUSTRIALS 0.1%

Drillco Holdings Luxembourg SA «(h)		48,286	1,107

Foresea Holdings SA «		142,284	3,260

Total Common Stocks (Cost $3,811)			4,367

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.7%

COMMERCIAL PAPER 0.2%

Glencore Funding LLC
4.050% due 08/10/2026		$5,491	5,466

National Bank of Kuwait
4.070% due 09/18/2026		3,300	3,272

TELUS Corp.
4.300% due 07/06/2026		150	150
4.380% due 08/06/2026		225	224

			9,112

REPURCHASE AGREEMENTS (i) 1.5%
			67,936

NIGERIA TREASURY BILLS 0.0%
21.472% due 07/07/2026 - 10/06/2026 (c)(d)	NGN	1,788,686	1,272

Total Short-Term Instruments (Cost $77,890)			78,320

Total Investments in Securities (Cost $6,244,565)			5,924,613

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.7%

SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%

PIMCO Short Asset Portfolio	17,614,246	$173,501

PIMCO Short-Term Floating NAV Portfolio III	8,768,023	85,409

Total Short-Term Instruments (Cost $260,576)		258,910

Total Investments in Affiliates (Cost $260,576)		258,910

Total Investments 135.1% (Cost $6,505,141)		$6,183,523

Financial Derivative Instruments (k)(m) 0.6% (Cost or Premiums, net $37,616)		28,898

Other Assets and Liabilities, net (35.7)%		(1,634,106)

Net Assets 100.0%		$4,578,315

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	$1,800	$1,794	0.04%
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	2,222	2,171	0.05
Drillco Holdings Luxembourg SA	06/08/2023	966	1,107	0.02
Fennovoima OYJ 0.000% due 07/10/2028	07/16/2025	888	874	0.02
Fennovoima OYJ 4.641% due 07/10/2028	07/16/2025	1698	1,687	0.03
Fennovoima OYJ 4.680% due 07/10/2028	07/16/2025	810	801	0.02
National Football League 5.480% due 10/05/2028	03/14/2024	2,400	2,416	0.05
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028	11/18/2025	5,000	4,918	0.11
Stripe 3Y Global Holdings, Inc. 4.880% due 03/26/2029	02/25/2026	4,500	4,430	0.10
Stripe Global Holdings, Inc. 5.170% due 03/26/2031	02/25/2026	4,500	4,399	0.10

		$24,784	$24,597	0.54%

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	7.050%	06/11/2026	07/01/2026		ZAR	477,476	Republic of South Africa Government Bonds 8.750% due 02/28/2048	$(29,826)	$29,150	$29,264
	7.050	07/01/2026	TBD	(2)		479,709	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(29,826)	29,286	29,286
DEU	3.650	06/30/2026	07/01/2026			$9,500	U.S. Treasury Bonds 4.000% due 11/15/2052	(9,650)	9,500	9,501

Total Repurchase Agreements								$(69,302)	$67,936	$68,051

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BOS	3.500%	06/24/2026	09/08/2026			$(17,074)	$(17,086)
BRC	3.250	06/22/2026	07/31/2026			(6,741)	(6,746)
	6.950	06/11/2026	07/01/2026		ZAR	(477,476)	(29,260)
	6.950	07/01/2026	TBD	(4)		(479,709)	(29,286)
DEU	3.660	06/30/2026	07/07/2026			$(4,522)	(4,523)
JML	3.400	04/29/2026	TBD	(4)		(189)	(190)
JPS	3.730	06/30/2026	07/07/2026			(1,298)	(1,299)

Total Reverse Repurchase Agreements							$(88,390)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2056	$60,900	$(48,653)	$(48,625)

Total Short Sales (1.1)%				$(48,653)	$(48,625)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$0	$(17,086)	$0	$(17,086)	$17,888	$802
BRC	58,550	(65,292)	0	(6,742)	(23,239)	(29,981)
DEU	9,501	(4,523)	0	4,978	(5,174)	(196)
JML	0	(190)	0	(190)	186	(4)
JPS	0	(1,299)	0	(1,299)	1,285	(14)

Total Borrowings and Other Financing Transactions	$68,051	$(88,390)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(23,832)	$(190)	$(24,022)
U.S. Treasury Obligations	0	(5,822)	0	0	(5,822)
Sovereign Issues	(29,260)	0	0	0	(29,260)

Total Borrowings	$(29,260)	$(5,822)	$(23,832)	$(190)	$(59,104)

Payable for reverse repurchase agreements(6)					$(59,104)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

(j)	Securities with an aggregate market value of $60,249 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(52,266) at a weighted average interest rate of 5.214%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(29,286) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$109.250	07/24/2026	32	$32	$(8)	$(8)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	32	32	(5)	(5)

					$(13)	$(13)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	51	$51	$(9)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	108	108	(19)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	51	51	(9)	(3)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	108	108	(20)	(2)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	54	54	(15)	(4)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	121	121	(35)	(16)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	238	238	(58)	(24)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	50	50	(8)	(4)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	50	50	(8)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	65	65	(15)	(7)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	63	63	(10)	(14)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	65	65	(14)	(13)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	63	63	(12)	(4)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	63	63	(15)	(24)

					$(247)	$(116)

Total Written Options					$(260)	$(129)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	2,907	$319,452	$2,978	$0	$(863)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	1,056	217,676	(158)	0	(124)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	7,315	783,048	2,090	0	(1,371)
Long Gilt Futures	09/2026	700	82,833	1,988	121	(418)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	406	34,670	333	0	0
Three Month SONIA Index Futures	06/2027	136	43,273	203	0	(16)

				$7,434	$121	$(2,792)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	39	$(4,427)	$(123)	$26	$0
Eurex 10 Year Euro BUND Futures	09/2026	118	(17,169)	(181)	18	0
SFE 10 Year Australian Bond Futures	09/2026	83	(6,311)	2	2	(6)
Ultra U.S. Treasury Bond Futures	09/2026	227	(26,367)	(871)	170	0

				$(1,173)	$216	$(6)

Total Futures Contracts				$6,261	$337	$(2,798)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2027	0.369%	$		3,300	$37	$(6)	$31	$0	$(1)
Boeing Co.	1.000	Quarterly	12/20/2027	0.308			4,400	(195)	240	45	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2029	0.464			600	(11)	21	10	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.561			4,100	72	2	74	0	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.609			17,000	223	79	302	3	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.645		EUR	10,800	108	80	188	0	(3)
MetLife, Inc.	1.000	Quarterly	06/20/2031	0.744	$		1,800	11	10	21	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423			3,900	86	(144)	(58)	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2031	0.834			1,800	2	12	14	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360			6,700	(25)	108	83	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413			1,700	(4)	28	24	0	(1)

								$304	$430	$734	$5	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$		8,070	$138	$39	$177	$0	$(1)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031			31,305	561	134	695	0	(4)
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		EUR	11,440	211	86	297	3	0

							$910	$259	$1,169	$3	$(5)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/16/2036		GBP	48,500	$1,880	$2	$1,882	$127	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056			4,610	226	52	278	24	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		JPY	9,440,000	1,635	928	2,563	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	$		47,480	0	309	309	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028			25,600	0	92	92	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			70,530	(1,307)	1,699	392	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030			6,100	(12)	26	14	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030			56,100	803	569	1,372	111	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030			58,120	0	824	824	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030			27,500	0	290	290	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030			91,500	0	857	857	206	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030			3,200	0	25	25	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030			7,400	0	56	56	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030			6,300	0	47	47	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030			9,400	0	66	66	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031			29,000	(89)	614	525	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032			20,676	(28)	208	180	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033			16,930	0	265	265	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035			3,600	(12)	31	19	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035			4,100	(12)	11	(1)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035			6,900	(20)	42	22	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035			580	(2)	6	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035			16,100	(115)	290	175	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035			8,974	23	166	189	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035			3,100	(9)	123	114	15	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036			10,400	(24)	35	11	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036			6,000	(12)	137	125	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036			6,000	(12)	123	111	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036			7,700	(228)	228	0	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036			26,300	784	(204)	580	134	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036			10,350	228	11	239	54	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052			69,290	14,008	14,128	28,136	534	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053			1,800	0	38	38	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			112,375	3,182	9,931	13,113	1,139	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2054	$		8,680	$133	$893	$1,026	$88	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055			31,300	2,919	2,066	4,985	310	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056			81,435	2,513	147	2,660	892	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		BRL	54,600	0	(467)	(467)	2	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027			218,600	0	(1,819)	(1,819)	8	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027			16,700	0	(27)	(27)	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027			162,000	1	(258)	(257)	6	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027			10,700	0	(15)	(15)	0	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029			39,500	0	206	206	0	(16)
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029			162,900	0	839	839	0	(68)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029			89,200	(1)	(396)	(397)	37	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029			9,400	0	(41)	(41)	4	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029			12,900	0	(53)	(53)	5	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029			118,900	(3)	(429)	(432)	50	0
Pay	1-Year BRL-CDI	13.657	Maturity	01/02/2031			69,500	(27)	(95)	(122)	39	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031			20,600	(16)	(17)	(33)	12	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031			650	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031			5,400	0	(3)	(3)	3	0
Pay	1-Year BRL-CDI	14.035	Maturity	01/02/2031			241,170	(151)	197	46	134	0
Pay	1-Year BRL-CDI	14.067	Maturity	01/02/2031			44,000	0	11	11	24	0
Pay	1-Year BRL-CDI	14.375	Maturity	01/02/2031			13,900	0	24	24	8	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		NZD	49,600	(636)	831	195	0	(4)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027			3,900	3	30	33	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		AUD	26,500	(326)	90	(236)	0	(7)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033			100	(1)	1	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034			13,900	(396)	251	(145)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034			24,000	110	(393)	(283)	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035			15,500	(17)	(594)	(611)	0	(5)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		EUR	32,000	(174)	(527)	(701)	0	(7)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			27,400	(101)	(404)	(505)	0	(6)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			10,900	(515)	310	(205)	0	(2)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029			3,500	0	44	44	2	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029			4,000	0	50	50	2	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030			3,700	(8)	57	49	3	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034			2,700	(7)	(58)	(65)	0	(3)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035			1,600	(4)	(51)	(55)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036			21,700	(116)	(275)	(391)	0	(29)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056			21,190	397	(14)	383	28	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		MXN	64,600	3	29	32	0	(11)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		CAD	46,600	(413)	(702)	(1,115)	15	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033			4,800	17	(30)	(13)	1	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034			3,400	0	44	44	1	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034			24,600	25	(25)	0	10	0

								$24,096	$31,451	$55,547	$5,115	$(171)

Total Swap Agreements								$25,310	$32,140	$57,450	$5,123	$(183)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$343	$5,123	$5,466	$(129)	$(2,798)	$(183)	$(3,110)

(l)

Securities with an aggregate market value of $81,332 and cash of $17,070 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $6 for closed futures is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	10,448		$7,471	$237	$0
	07/2026	CNH	2,642		391	2	0
	07/2026	NZD	16,793		9,918	380	0
	07/2026		$864	CAD	1,228	2	0
	07/2026		10,500	NZD	18,587	57	0
	08/2026	CAD	1,226		$864	0	(2)
	08/2026	NZD	18,587		10,512	0	(57)

BOA	07/2026	BRL	417		80	0	(1)
	07/2026	CHF	6,352		7,874	13	0
	07/2026	GBP	388		518	4	0
	07/2026	INR	3,252		34	0	0
	07/2026	JPY	77,614		488	11	0
	07/2026	NOK	9,025		913	1	0
	07/2026	PEN	18,759		5,553	67	0
	07/2026	SGD	41		32	0	0
	07/2026		$81	BRL	417	0	0
	07/2026		2,200	CNH	14,877	0	(9)
	07/2026		1,777	EUR	1,527	0	(33)
	07/2026		203	KRW	309,479	0	(3)
	07/2026		1,536	NOK	14,269	0	(95)
	07/2026		312	PLN	1,180	1	0
	08/2026	ILS	4,285		$1,441	0	(1)
	08/2026		$526	INR	49,832	0	0
	09/2026	MXN	193,558		$11,051	56	(3)
	09/2026		$458	INR	43,504	0	(1)
	10/2026	BRL	2,900		$531	0	(19)

BPS	07/2026	AUD	11,735		8,156	31	0
	07/2026	BRL	92,220		17,725	3	(142)
	07/2026	CAD	12,599		8,897	13	0
	07/2026	CHF	1,861		2,366	63	0
	07/2026	CNH	15,459		2,284	8	0
	07/2026	IDR	286,178,398		15,962	7	(19)
	07/2026	ILS	6,367		2,161	20	0
	07/2026	INR	466,785		4,860	0	(71)
	07/2026	JPY	1,328,439		8,318	148	0
	07/2026	KRW	2,353,905		1,541	19	0
	07/2026	NOK	7,575		770	5	0
	07/2026	SGD	17,707		13,701	14	0
	07/2026	THB	71,479		2,176	27	(4)
	07/2026		$1,278	AUD	1,855	6	0
	07/2026		17,945	BRL	92,220	9	(91)
	07/2026		1,474	EUR	1,286	0	(5)
	07/2026		15,864	GBP	11,920	18	(71)
	07/2026		7,785	IDR	139,148,154	6	(16)
	07/2026		3,771	ILS	10,984	0	(79)
	07/2026		24,299	INR	2,302,669	40	(41)
	07/2026		1,528	JPY	247,300	0	(7)
	07/2026		4,162	KRW	6,389,841	0	(31)
	07/2026	ZAR	39,371		$2,400	0	0
	08/2026	DKK	3,214		491	0	(2)
	08/2026	IDR	40,783,685		2,270	0	(1)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	ILS	1,162		$390	$0	$(1)
	08/2026		$3,607	BRL	18,560	6	(45)
	08/2026		4,410	INR	418,564	3	0
	09/2026	IDR	27,958,421		$1,540	0	(12)
	09/2026	MXN	32,988		1,876	2	0
	09/2026	THB	58,652		1,808	32	0
	09/2026		$8,915	IDR	157,807,134	13	(169)
	09/2026		1,299	INR	123,371	0	(3)
	09/2026		360	THB	11,814	0	(3)
	10/2026	BRL	22,944		$4,219	11	(141)
	12/2026		$976	IDR	17,761,770	4	0
	04/2027	BRL	19,435		$3,609	66	(3)

BRC	07/2026	ILS	7,843		2,650	13	0
	07/2026	JPY	246,540		1,525	9	0
	07/2026	NZD	24,393		14,426	571	0
	07/2026	TRY	1,081		23	0	0
	07/2026		$33,057	TRY	1,577,959	312	0
	07/2026	ZAR	194,443		$11,971	119	0
	08/2026		$1,525	JPY	245,894	0	(9)

BSH	07/2026	BRL	3,800		$734	0	(2)
	07/2026	JPY	1,391,239		8,750	194	0
	07/2026		$749	BRL	3,800	0	(13)
	07/2026		18,190	NZD	32,195	95	0
	08/2026	NZD	32,195		$18,211	0	(95)
	08/2026	PEN	4,839		1,428	14	0
	10/2026	BRL	42,800		7,900	0	(212)
	04/2027		4,200		778	12	0

CBK	07/2026		17,719		3,499	78	0
	07/2026	DKK	3,077		480	10	0
	07/2026	IDR	7,512,105		420	0	0
	07/2026	ILS	7,100		2,444	57	0
	07/2026	INR	315,031		3,339	11	0
	07/2026	NOK	7,960		858	54	0
	07/2026	PEN	18,090		5,345	54	0
	07/2026	SEK	3,363		364	17	0
	07/2026		$2,702	IDR	48,484,150	6	0
	07/2026		3,251	INR	315,031	77	0
	07/2026		5,091	JPY	822,700	0	(32)
	07/2026		366	KRW	552,600	0	(8)
	07/2026		2,672	PEN	9,038	0	(29)
	07/2026		1,576	PLN	5,760	0	(45)
	08/2026	ILS	13,396		$4,663	158	0
	08/2026	SEK	3		0	0	0
	08/2026		$712	ILS	2,115	0	(1)
	08/2026		819	INR	77,771	1	0
	08/2026		10,293	PEN	35,121	0	(29)
	09/2026	IDR	102,224,530		$5,663	0	(11)
	09/2026	INR	30,900		322	0	(3)
	09/2026	THB	83,975		2,535	0	(9)
	09/2026		$1,850	IDR	32,993,899	0	(19)
	09/2026		779	MXN	13,936	13	0
	09/2026		19	PEN	66	0	0
	10/2026	PEN	91,112		$26,765	215	0
	12/2026		22,963		6,569	0	(108)
	12/2026		$2,960	IDR	53,818,809	7	0
	01/2027	PEN	17,756		$5,210	53	0

DUB	07/2026	IDR	6,476,928		362	0	0
	07/2026	INR	151,042		1,599	5	0
	07/2026		$1,067	INR	102,956	19	0
	07/2026		469	NOK	4,356	0	(29)
	07/2026		1,575	PLN	5,843	0	(22)
	07/2026	ZAR	90,417		$5,585	74	0
	09/2026	IDR	79,021,440		4,387	1	0
	09/2026		$1,136	IDR	20,620,312	9	0
	09/2026		1,599	INR	152,065	0	(4)
	12/2026		897	IDR	16,253,848	0	(1)

FAR	07/2026	CNH	15,379		$2,273	8	0
	07/2026	GBP	98,598		132,586	1,801	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	INR	142,160		$1,507	$5	$0
	07/2026	JPY	32,269		203	5	0
	07/2026	SGD	73,575		57,671	801	0
	07/2026		$8,674	CNH	59,001	14	0
	07/2026		1,490	INR	142,160	12	0
	07/2026		38,750	JPY	6,269,719	0	(189)
	07/2026		7,280	PLN	26,721	0	(176)
	07/2026		206	SEK	2,002	0	0
	07/2026	ZAR	128,808		$7,805	0	(46)
	08/2026	CNH	58,871		8,674	0	(14)
	08/2026	ILS	8,034		2,806	104	0
	08/2026	JPY	6,253,312		38,750	190	0
	08/2026	PEN	19,000		5,620	67	0
	08/2026	SEK	1,998		206	0	0
	08/2026		$3	SGD	4	0	0
	09/2026		35,979	BRL	184,990	0	(672)
	09/2026		728	INR	69,753	5	0
	09/2026		632	MXN	11,166	2	0

GLM	07/2026	BRL	153,092		$29,497	65	(224)
	07/2026	IDR	46,576,671		2,602	0	(3)
	07/2026	KRW	1,033,229		669	2	0
	07/2026		$29,364	BRL	153,092	455	(163)
	07/2026		83,064	CAD	118,200	278	0
	07/2026		2,598	IDR	46,576,671	7	0
	07/2026		669	KRW	1,033,082	0	(1)
	07/2026		6,477	PLN	24,153	0	(56)
	08/2026	CAD	118,032		$83,064	0	(278)
	08/2026	PEN	30,278		8,981	133	0
	08/2026		$3,491	BRL	17,839	0	(62)
	08/2026		1,030	INR	98,778	10	0
	09/2026	IDR	46,849,429		$2,598	0	(3)
	09/2026	MXN	63,167		3,587	0	(2)
	09/2026	THB	170,596		5,286	119	0
	09/2026		$4,648	BRL	23,926	0	(82)
	09/2026		5,296	IDR	95,096,161	12	(30)
	09/2026		4,165	INR	400,486	42	0
	09/2026		29,717	MXN	521,560	0	(80)
	10/2026		24,355	BRL	128,151	0	(66)
	04/2027	BRL	10,500		$1,956	41	0

IND	07/2026	DKK	5,502		859	18	0

JPM	07/2026	AUD	45,222		32,238	929	0
	07/2026	BRL	9,700		1,807	0	(72)
	07/2026	CNH	14,458		2,133	4	0
	07/2026	ILS	20,059		6,718	0	(24)
	07/2026	INR	42,512		450	1	0
	07/2026	KRW	319,274		206	0	0
	07/2026	NOK	12,755		1,289	0	0
	07/2026	NZD	468		277	11	0
	07/2026		$1,885	BRL	9,700	5	(11)
	07/2026		1,074	GBP	800	0	(12)
	07/2026		395	IDR	7,099,218	2	0
	07/2026		451	INR	42,512	0	(1)
	07/2026		309	KRW	475,289	0	(2)
	07/2026		1,232	NZD	2,184	9	0
	07/2026		7,434	PLN	27,117	1	(227)
	07/2026		1,430	THB	47,799	9	0
	08/2026	ILS	50,709		$17,287	230	0
	08/2026		$1,747	INR	165,837	2	0
	08/2026		1,289	NOK	12,761	0	0
	09/2026	IDR	7,378,192		$408	0	(1)
	09/2026	MXN	13,948		790	1	(3)
	09/2026	THB	301,177		9,198	90	(15)
	09/2026	TWD	16,296		515	5	0
	09/2026		$3,471	INR	330,934	3	(1)
	09/2026		30,776	MXN	536,136	0	(311)
	10/2026	BRL	5,500		$1,001	0	(41)
	12/2026	MXN	1,016		58	1	0
	12/2026		$10,178	MXN	179,674	0	(41)
	04/2027	BRL	10,700		$1,952	8	(8)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MBC	07/2026	AUD	2,710		$1,901	$25	$0
	07/2026	CHF	21,861		27,743	705	(17)
	07/2026	IDR	641,021		36	0	0
	07/2026	INR	151,638		1,606	5	0
	07/2026	JPY	1,296,352		8,159	186	0
	07/2026	NOK	4,197		423	0	(1)
	07/2026	NZD	13,282		7,612	69	0
	07/2026		$27,882	AUD	40,284	88	(79)
	07/2026		1,699	DKK	11,136	3	0
	07/2026		36	IDR	641,021	0	0
	07/2026		2,476	INR	238,640	43	0
	07/2026		3,514	KRW	5,326,883	0	(70)
	07/2026		2,417	NOK	22,948	0	(98)
	07/2026		1,112	NZD	1,970	7	0
	07/2026		126	SEK	1,222	1	0
	08/2026	AUD	34,481		$23,777	0	(82)
	08/2026	DKK	11,116		1,699	0	(3)
	08/2026	ILS	476		159	0	(1)
	08/2026	SEK	1,220		126	0	(1)
	08/2026		$618	INR	58,738	1	0
	08/2026		174	NOK	1,728	1	0
	09/2026	MXN	1,765		$100	0	0
	09/2026	THB	55,930		1,675	0	(19)
	09/2026		$6,623	INR	633,624	34	(6)

MYI	07/2026		1,218	GBP	907	0	(15)
	10/2026		16,266	PEN	55,902	20	0
	12/2026	PEN	55,902		$16,215	0	(41)

NGF	07/2026	IDR	43,112,327		2,409	0	(3)
	07/2026		$2,418	IDR	43,112,327	0	(7)
	07/2026		2,504	INR	240,857	40	0
	07/2026		772	TRY	36,368	4	0
	08/2026	SEK	136		$14	0	0
	09/2026	IDR	43,354,110		2,418	11	0
	09/2026		$1,132	IDR	20,143,499	0	(14)

SCX	07/2026	INR	118,919		$1,255	0	(1)
	07/2026	NGN	252,635		182	0	0
	07/2026		$918	IDR	16,466,260	2	0
	07/2026		3,295	INR	315,825	40	0
	07/2026		2,570	JPY	408,400	0	(59)
	07/2026		5,684	KRW	8,129,712	0	(428)
	08/2026		2,561	INR	245,348	23	0
	09/2026	IDR	49,345,236		$2,733	0	(5)
	09/2026	THB	78,614		2,420	41	(2)
	09/2026		$2,886	IDR	51,809,200	6	(16)
	09/2026		1,255	INR	119,716	1	0
	11/2026	NGN	88,962		$55	0	(6)

SOG	07/2026	CNH	25,937		3,834	15	0
	07/2026	DKK	5,776		899	16	0
	07/2026	EUR	165,006		192,486	3,950	0
	07/2026	JPY	3,375,681		21,248	487	0
	07/2026		$19,303	AUD	27,976	66	0
	07/2026		34	CAD	47	0	(1)
	07/2026		37,968	CHF	30,717	48	0
	07/2026		184,495	EUR	162,193	827	0
	07/2026		70,517	SGD	91,333	79	0
	08/2026	AUD	27,976		$19,291	0	(67)
	08/2026	CAD	990		698	0	(1)
	08/2026	CHF	30,607		37,968	0	(48)
	08/2026	EUR	162,193		184,745	0	(825)
	08/2026	SGD	91,127		70,517	0	(81)

SSB	07/2026	BRL	25,127		4,910	59	0
	07/2026	CAD	108,951		79,011	2,190	0
	07/2026	CHF	643		818	22	0
	07/2026		$763	CAD	1,081	0	0
	07/2026		112,833	GBP	85,359	392	0
	08/2026	CAD	1,080		$763	0	0
	08/2026	GBP	85,359		112,830	0	(392)

UAG	07/2026		$1,603	PLN	5,858	0	(46)
	09/2026	MXN	5,217		$297	1	0
	09/2026	THB	7,790		237	1	0
	09/2026		$4	THB	133	0	0

Total Forward Foreign Currency Contracts						$18,679	$(7,214)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	87,200	$159	$156

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/13/2026	163,400	360	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	12/29/2026	117,400	204	211

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/20/2026	170,000	334	3

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.400	12/29/2026	228,200	143	153

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/27/2026	202,000	377	8

Total Purchased Options							$1,577	$532

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	3,692	$(13)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	6,559	(14)	0

MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	9,511	(30)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	9,498	(25)	0

						$ (82)	$ 0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953%	12/29/2026	10,030	$ (159)	$(158)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.000	07/13/2026	163,400	(141)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	07/13/2026	163,400	(180)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.943	12/29/2026	13,500	(203)	(205)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.080	07/20/2026	170,000	(130)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	07/20/2026	170,000	(204)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	2,600	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	2,600	(7)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.690	12/29/2026	13,120	(72)	(76)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.702	12/29/2026	13,120	(71)	(79)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	3,000	(7)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	3,000	(7)	(8)

MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.150	07/01/2026	6,800	(5)	0

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.060	07/27/2026	202,000	(142)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.280	07/27/2026	202,000	(241)	(3)

							$(1,576)	$(541)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	$92.891	07/06/2026	3,600	$(15)	$(2)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	5,500	(29)	(2)

					$(44)	$(4)

Total Written Options					$(1,702)	$(545)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.203%		$14,400	$(708)	$766	$58	$0

BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		2,500	(120)	132	12	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		500	(45)	48	3	0

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422		4,900	(225)	240	15	0

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422		3,000	(148)	157	9	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		700	(25)	28	3	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		3,500	(169)	183	14	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	265	0	1	1	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	129	0	1	1	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		5,200	(236)	257	21	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		3,600	(135)	153	18	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		1,600	(143)	152	9	0

JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		500	(19)	21	2	0

MYC	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		17,500	(837)	907	70	0

								$(2,810)	$3,046	$236	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 13,480	$3,036	$(169)	$2,867	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	21,400	4,754	(203)	4,551	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	10,300	2,339	(148)	2,191	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,900	594	23	617	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	1,727	343	(32)	311	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	18,010	3,903	(73)	3,830	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,290	532	(45)	487	0

						$15,501	$(647)	$14,854	$0

Total Swap Agreements						$12,691	$2,399	$15,090	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$678	$0	$0	$678	$(59)	$0	$0	$(59)	$619	$(570)	$49
BOA	153	0	2,925	3,078	(165)	0	0	(165)	2,913	(2,800)	113
BPS	574	0	4,566	5,140	(957)	0	0	(957)	4,183	(4,139)	44
BRC	1,024	156	15	1,195	(9)	(158)	0	(167)	1,028	(1,300)	(272)
BSH	315	0	0	315	(322)	0	0	(322)	(7)	0	(7)
CBK	811	212	2,217	3,240	(294)	(205)	0	(499)	2,741	(2,890)	(149)
DUB	108	3	23	134	(56)	(1)	0	(57)	77	0	77
FAR	3,014	0	0	3,014	(1,097)	0	0	(1,097)	1,917	(1,920)	(3)
GLM	1,164	153	0	1,317	(1,050)	(161)	0	(1,211)	106	0	106
GSC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
GST	0	0	644	644	0	0	0	0	644	(550)	94
IND	18	0	0	18	0	0	0	0	18	0	18
JPM	1,311	0	4,143	5,454	(770)	(14)	0	(784)	4,670	(4,981)	(311)
MBC	1,168	0	0	1,168	(377)	0	0	(377)	791	(950)	(159)
MYC	0	0	557	557	0	0	0	0	557	(590)	(33)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
MYI	$20	$0	$0	$20	$(56)	$0	$0	$(56)	$(36)	$(40)	$(76)
NGF	55	8	0	63	(24)	(4)	0	(28)	35	0	35
SCX	113	0	0	113	(517)	0	0	(517)	(404)	333	(71)
SOG	5,488	0	0	5,488	(1,023)	0	0	(1,023)	4,465	(4,364)	101
SSB	2,663	0	0	2,663	(392)	0	0	(392)	2,271	(2,430)	(159)
UAG	2	0	0	2	(46)	0	0	(46)	(44)	0	(44)

Total Over the Counter	$18,679	$532	$15,090	$34,301	$(7,214)	$(545)	$0	$(7,759)

(n)

Securities with an aggregate market value of $333 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$343	$343
Swap Agreements	0	8	0	0	5,115	5,123

	$0	$8	$0	$0	$5,458	$5,466

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,679	$0	$18,679
Purchased Options	0	0	0	0	532	532
Swap Agreements	0	15,090	0	0	0	15,090

	$0	$15,090	$0	$18,679	$532	$34,301

	$0	$15,098	$0	$18,679	$5,990	$39,767

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$129	$129
Futures	0	0	0	0	2,798	2,798
Swap Agreements	0	8	0	0	175	183

	$0	$8	$0	$0	$3,102	$3,110

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,214	$0	$7,214
Written Options	0	0	0	0	545	545

	$0	$0	$0	$7,214	$545	$7,759

	$0	$8	$0	$7,214	$3,647	$10,869

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$834	$834
Futures	0	0	0	0	(26,594)	(26,594)
Swap Agreements	0	360	0	0	6,552	6,912

	$0	$360	$0	$0	$(19,208)	$(18,848)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,116)	$0	$(4,116)
Purchased Options	0	0	0	(147)	(23)	(170)
Written Options	0	49	0	147	981	1,177
Swap Agreements	0	2,164	0	0	0	2,164

	$0	$2,213	$0	$(4,116)	$958	$(945)

	$0	$2,573	$0	$(4,116)	$(18,250)	$(19,793)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$92	$92
Futures	(407)	0	0	0	7,258	6,851
Swap Agreements	0	256	0	0	5,650	5,906

	$(407)	$256	$0	$0	$13,000	$12,849

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,806	$0	$19,806
Purchased Options	0	0	0	72	(1,044)	(972)
Written Options	0	0	0	33	785	818
Swap Agreements	0	(1,136)	0	0	0	(1,136)

	$0	$(1,136)	$0	$19,911	$(259)	$18,516

	$(407)	$(880)	$0	$19,911	$12,741	$31,365

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,720	$22,173	$32,893
Corporate Bonds & Notes
Banking & Finance	0	852,767	8,998	861,765
Industrials	0	571,266	2,416	573,682
Utilities	0	254,715	0	254,715
Municipal Bonds & Notes
Illinois	0	6,448	0	6,448
Louisiana	0	6,986	0	6,986
Texas	0	7,780	0	7,780
West Virginia	0	6,348	0	6,348
U.S. Government Agencies	0	1,899,108	0	1,899,108
U.S. Treasury Obligations	0	982,665	0	982,665
Non-Agency Mortgage-Backed Securities	0	354,318	67,837	422,155
Asset-Backed Securities
Automobile Sequential	0	4,873	0	4,873
CMBS Other	0	26,182	0	26,182
Home Equity Other	0	152,745	0	152,745
Home Equity Sequential	0	966	0	966
Whole Loan Collateral	0	6,740	0	6,740
Other ABS	0	97,817	0	97,817
Sovereign Issues	0	498,058	0	498,058
Common Stocks
Industrials	0	0	4,367	4,367
Short-Term Instruments
Commercial Paper	0	9,112	0	9,112
Repurchase Agreements	0	67,936	0	67,936
Nigeria Treasury Bills	0	1,272	0	1,272

	$0	$5,818,822	$105,791	$5,924,613

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$258,910	$0	$0	$258,910

Total Investments	$258,910	$5,818,822	$105,791	$6,183,523

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(48,625)	$0	$(48,625)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	141	5,319	0	5,460
Over the counter	0	34,299	2	34,301

	$141	$39,618	$2	$39,761

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(440)	(2,670)	0	(3,110)
Over the counter	0	(7,759)	0	(7,759)

	$(440)	$(10,429)	$0	$(10,869)

Total Financial Derivative Instruments	$(299)	$29,189	$2	$28,892

Totals	$258,611	$5,799,386	$105,793	$6,163,790

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(2)
Investments in Securities, at Value
Loan Participations and Assignments	$31,539	$1	$(8,599)	$2	$122	$(462)	$0	$(430)	$22,173	$(332)
Corporate Bonds & Notes
Banking & Finance	9,189	0	0	0	0	(191)	0	0	8,998	(191)
Industrials	2,455	0	0	0	0	(39)	0	0	2,416	(39)
Non-Agency Mortgage-Backed Securities	57,060	9,000	0	0	0	1,777	0	0	67,837	1,777
Common Stocks
Industrials	4,300	0	0	0	0	67	0	0	4,367	67

	$104,543	$9,001	$(8,599)	$2	$122	$1,152	$0	$(430)	$105,791	$1,282

Financial Derivative Instruments - Assets
Over the counter	$24	$0	$(9)	$0	$0	$(13)	$0	$0	$2	$(2)

Totals	$104,567	$9,001	$(8,608)	$2	$122	$1,139	$0	$(430)	$105,793	$1,280

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$16,604	Discounted Cash Flow	Discount Rate	4.580-6.790	5.773
	5,569	Indicative Market Quotation	Broker Quote	93.000	—
Corporate Bonds & Notes
Banking & Finance	8,998	Discounted Cash Flow	Discount Rate	5.382-6.850	5.918
Industrials	2,416	Discounted Cash Flow	Discount Rate	5.068-5.205	5.137
Non-Agency Mortgage-Backed Securities	67,837	Discounted Cash Flow	Discount Rate	5.489-7.734	5.901
Common Stocks
Industrials	4,367	Indicative Market Quotation	Broker Quote	22.917	—

Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote	0.053-0.055	0.054

Total	$105,793

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Total Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

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(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Notes to Financial Statements	(Cont.)

reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common

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stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an

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Notes to Financial Statements	(Cont.)

indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated

at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the

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intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$169,314	$3,611	$0	$0	$576	$173,501	$3,630	$0

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Notes to Financial Statements	(Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$34,439	$407,272	$(356,302)	$(3)	$3	$85,409	$977	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

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guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer

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Notes to Financial Statements	(Cont.)

may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2026, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

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(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

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Notes to Financial Statements	(Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are

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exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such

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Notes to Financial Statements	(Cont.)

risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of

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default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance,

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Notes to Financial Statements	(Cont.)

changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

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Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

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Notes to Financial Statements	(Cont.)

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

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Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the

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Notes to Financial Statements	(Cont.)

Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or

reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $49,102.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

	Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$34	$34

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

50	PIMCO VARIABLE INSURANCE TRUST

June 30, 2026 (Unaudited)

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$12,245,099	$12,058,669	$356,474	$312,027

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	8,093	$76,064	8,815	$81,465

Administrative Class	19,753	185,605	32,780	302,766

Advisor Class	6,599	61,995	15,486	143,477
Issued as reinvestment of distributions

Institutional Class	920	8,643	1,581	14,706

Administrative Class	4,689	44,080	9,641	89,597

Advisor Class	4,128	38,799	8,375	77,840
Cost of shares redeemed

Institutional Class	(2,481)	(23,313)	(4,600)	(42,491)

Administrative Class	(24,781)	(233,074)	(53,728)	(496,038)

Advisor Class	(11,495)	(108,038)	(28,480)	(263,179)

Net increase (decrease) resulting from Portfolio share transactions	5,425	$50,761	(10,130)	$(91,857)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 27% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Notes to Financial Statements	(Cont.)	June 30, 2026 (Unaudited)

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$315,271	$174,487

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$6,494,104	$136,100	$(405,182)	(269,082)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

52	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MBC	HSBC Bank Plc

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC

BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

DEU	Deutsche Bank Securities, Inc.	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira

DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	SFE	Sydney Futures Exchange

Index/Spread Abbreviations:

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	SOFR	Secured Overnight Financing Rate	TSFR1M	Term SOFR 1-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month

EUR003M	3 Month EUR Swap Rate	SONIA	Sterling Overnight Interbank Average Rate	TSFR6M	Term SOFR 6-Month

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Total Return Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0292	$0.0000	$0.0000	$0.0292

February 2026	$0.0298	$0.0000	$0.0000	$0.0298

March 2026	$0.0321	$0.0000	$0.0000	$0.0321

April 2026	$0.0362	$0.0000	$0.0000	$0.0362

May 2026	$0.0358	$0.0000	$0.0000	$0.0358

June 2026	$0.0342	$0.0000	$0.0000	$0.0342

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0280	$0.0000	$0.0000	$0.0280

February 2026	$0.0287	$0.0000	$0.0000	$0.0287

March 2026	$0.0310	$0.0000	$0.0000	$0.0310

April 2026	$0.0350	$0.0000	$0.0000	$0.0350

May 2026	$0.0346	$0.0000	$0.0000	$0.0346

June 2026	$0.0331	$0.0000	$0.0000	$0.0331

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0272	$0.0000	$0.0000	$0.0272

February 2026	$0.0280	$0.0000	$0.0000	$0.0280

March 2026	$0.0302	$0.0000	$0.0000	$0.0302

April 2026	$0.0343	$0.0000	$0.0000	$0.0343

May 2026	$0.0338	$0.0000	$0.0000	$0.0338

June 2026	$0.0323	$0.0000	$0.0000	$0.0323

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

54	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

56	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	57

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITTOTRETFSTMSAR_063026

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: August 31, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: August 31, 2026